UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05742

Name of Fund: BlackRock Funds

BlackRock Global Long/Short Credit Fund

BlackRock Short Obligations Fund

BlackRock Total Factor Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 07/31/2018

Date of reporting period: 04/30/2018

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) April 30, 2018	BlackRock Global Long/Short Credit Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Asset-Backed Securities — 11.4%

Cayman Islands — 4.7%(a)(b)
Allegro CLO VI Ltd.:
Series 2017-2A, Class C, 3.53%, 01/17/31	USD	1,600	$1,588,416
Series 2017-2A, Class D, 4.48%, 01/17/31		500	500,406
ALM VI Ltd., Series 2012-6A, Class B1RR, 3.77%, 07/15/26		2,500	2,502,570
ALM VII Ltd., Series 2012-7A, Class A1R, 3.83%, 10/15/28		12,000	12,141,200
ALM VIII Ltd., Series 2013-8A, Class A1R, 3.84%, 10/15/28		2,750	2,762,892
ALM XVI Ltd., Series 2015-16A, Class C1R, 5.55%, 07/15/27		1,000	1,001,495
AMMC CLO XII Ltd., Series 2013-12A, Class CR, 3.71%, 11/10/30		1,500	1,501,974
Anchorage Capital CLO 1-R Ltd.:
Series 2018-1RA, Class A1, 3.33%, 04/13/31		1,000	998,008
Series 2018-1RA, Class C, 4.14%, 04/13/31		1,300	1,294,979
Anchorage Capital CLO 3-R Ltd., Series 2014-3RA, Class B, 3.86%, 01/28/31		2,000	1,998,867
Anchorage Capital CLO 7 Ltd., Series 2015-7A, Class CR, 4.05%, 10/15/27		1,750	1,752,257
Anchorage Capital CLO Ltd.:
Series 2013-1A, Class BR, 4.49%, 10/13/30		1,000	1,001,027
Series 2013-1A, Class CR, 5.54%, 10/13/30		1,000	999,786
Apidos CLO XV(c):
Series 2013-15A, Class A1RR, 3.37%, 04/20/31		1,000	999,440
Series 2013-15A, Class CRR, 4.21%, 04/20/31		1,000	1,000,000
Apidos CLO XVIII, Series 2014-18A, Class CR, 5.61%, 07/22/26		880	881,956
Apidos CLO XXV, Series 2016-25A, Class A1, 3.82%, 10/20/28		3,500	3,511,943
Ares XLIV CLO Ltd.:
Series 2017-44A, Class C, 5.80%, 10/15/29		1,000	1,006,278
Series 2017-44A, Class D, 8.90%, 10/15/29		1,000	1,012,212
Ares XLVII CLO Ltd.:
Series 2018-47A, Class D, 5.05%, 04/15/30(c)		5,300	5,292,050
Series 2018-47A, Class E, 7.85%, 04/15/30		3,500	3,444,323
Ares XXXIIR CLO Ltd.:
Series 2014-32RA, Class B, 4.16%, 05/15/30(c)		500	500,000
Series 2014-32RA, Class C, 5.26%, 05/15/30(c)		500	496,875
Series 2014-32RA, Class D, 8.21%, 05/15/30		1,000	999,939
Ares XXXVII CLO Ltd., Series 2015-4A, Class BR, 4.15%, 10/15/30		1,750	1,747,275
Atlas Senior Loan Fund IV Ltd., Series 2013-2A, Class A3LR, 3.79%, 02/17/26		1,800	1,803,675
Atlas Senior Loan Fund X Ltd.:
Series 2018-10A, Class C, 4.20%, 01/15/31		1,000	995,960
Series 2018-10A, Class D, 5.10%, 01/15/31		500	494,123
Benefit Street Partners CLO XII Ltd.:
Series 2017-12A, Class C, 5.40%, 10/15/30		1,250	1,247,078
Series 2017-12A, Class D, 8.76%, 10/15/30		1,500	1,509,985
Burnham Park CLO Ltd., Series 2016-1A, Class A, 3.79%, 10/20/29		3,000	3,016,030
Carlyle Global Market Strategies CLO Ltd., Series 2013-4A, Class DRR, 4.37%, 01/15/31		800	795,145
Carlyle US CLO Ltd., Series 2017-2A, Class C, 6.06%, 07/20/31		750	754,476
CBAM Ltd., Series 2017-3A, Class E1, 8.85%, 10/17/29		1,000	1,007,989
Cedar Funding IX CLO Ltd., Series 2018-9A, Class E, 7.59%, 04/20/31		1,000	993,850

Security	Par (000)		Value
Cayman Islands (continued)
Cedar Funding VII CLO Ltd., Series 2018-7A, Class A1, 3.03%, 01/20/31	USD	1,200	$1,199,240
Cedar Funding VIII CLO Ltd.:
Series 2017-8A, Class D, 5.60%, 10/17/30		1,105	1,104,026
Series 2017-8A, Class E, 8.70%, 10/17/30		1,000	1,005,892
Cent CLO 17 Ltd.(c):
Series C17A, Class A1AR, 3.39%, 04/30/31		1,200	1,199,400
Series C17A, Class BR, 4.20%, 04/30/31		1,000	999,500
Series C17A, Class CR, 5.15%, 04/30/31		1,000	999,500
Series C17A, Class DR, 8.36%, 04/30/31		1,500	1,499,250
CIFC Funding Ltd.:
Series 2013-2A, Class B1LR, 5.41%, 10/18/30		1,000	1,001,679
Series 2014-2A, Class B1L, 5.44%, 05/24/26		1,355	1,357,119
Series 2014-3A, Class C1R, 4.26%, 07/22/26		1,375	1,377,043
Series 2014-3A, Class DR, 5.51%, 07/22/26		1,500	1,501,983
Series 2014-4A, Class D, 5.75%, 10/17/26		3,250	3,257,059
Series 2018-1A, Class C, 3.91%, 04/18/31		1,000	992,536
Dewolf Park CLO Ltd.:
Series 2017-1A, Class C, 4.50%, 10/15/30		1,000	1,003,259
Series 2017-1A, Class D, 5.50%, 10/15/30		1,000	1,001,987
Series 2017-1A, Class E, 8.55%, 10/15/30		1,000	1,007,245
Dryden 50 Senior Loan Fund:
Series 2017-50A, Class C, 4.60%, 07/15/30		1,500	1,510,486
Series 2017-50A, Class E, 8.61%, 07/15/30		1,000	1,010,017
Elevation CLO Ltd., Series 2017-7A, Class C, 3.50%, 07/15/30		1,000	999,956
Galaxy XIX CLO Ltd., Series 2015-19A, Class A1R, 3.58%, 07/24/30		3,500	3,520,032
Galaxy XVII CLO Ltd., Series 2014-17A, Class AR, 3.75%, 07/15/26		1,500	1,502,623
Galaxy XXVII CLO Ltd.:
Series 2018-27A, Class A, 3.37%, 05/16/31		2,500	2,499,932
Series 2018-27A, Class C, 4.15%, 05/16/31(c)		1,500	1,498,500
Gilbert Park CLO Ltd., Series 2017-1A, Class E, 8.75%, 10/15/30		1,000	1,010,097
Goldentree Loan Management US CLO 3 Ltd., Series 2018-3A, Class D, 5.18%, 04/20/30		750	750,000
GoldenTree Loan Opportunities IX Ltd., Series 2014-9A, Class AR, 3.73%, 10/29/26		3,250	3,256,785
Greenwood Park CLO Ltd.(c):
Series 2018-1A, Class D, 4.53%, 04/15/31		630	625,275
Series 2018-1A, Class E, 6.98%, 04/15/31		650	620,750
Highbridge Loan Management Ltd.:
Series 6A-2015, Class A1R, 2.84%, 02/05/31		550	550,686
Series 7A-2015, Class CR, 4.00%, 03/15/27		2,500	2,490,538
Series 7A-2015, Class DR, 4.70%, 03/15/27		1,000	1,000,086
HPS Loan Management Ltd., Series 11A-17, Class C, 4.14%, 05/06/30		1,575	1,574,514
LCM XVIII LP, Series 18A, Class B1, 4.66%, 04/20/27		5,250	5,255,159
LCM XXV Ltd., Series 25A, Class D, 5.81%, 07/20/30		1,000	1,006,472
Long Point Park CLO Ltd., Series 2017-1A, Class B, 3.39%, 01/17/30		1,000	989,506
Madison Park Funding X Ltd.:
Series 2012-10A, Class AR, 3.81%, 01/20/29		5,500	5,532,815
Series 2012-10A, Class DR, 6.56%, 01/20/29		2,630	2,665,441
Madison Park Funding XIII Ltd., Series 2014-13A, Class DR2, 5.21%, 04/19/30(c)		1,000	1,000,000
Madison Park Funding XVI Ltd., Series 2015-16A, Class D, 7.86%, 04/20/26		1,000	1,003,178
Madison Park Funding XXVII Ltd., Series 2018-27A, Class B, 3.85%, 04/20/30(c)		1,000	1,000,800

1

Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock Global Long/Short Credit Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Cayman Islands (continued)
Mountain Hawk II CLO Ltd., Series 2013-2A, Class A1, 3.52%, 07/22/24	USD	1,635	$1,637,542
MP CLO VIII Ltd., Series 2015-2A, Class A1, 3.86%, 10/28/27		2,000	2,001,598
Neuberger Berman CLO XV, Series 2013-15A, Class CR, 4.40%, 10/15/29		1,000	1,006,207
Neuberger Berman CLO XVII Ltd., Series 2014-17A, Class DR, 6.01%, 04/22/29		568	572,189
Neuberger Berman CLO XXII Ltd., Series 2016-22A, Class E, 9.10%, 10/17/27		1,000	1,013,187
Neuberger Berman Loan Advisers CLO 26, Series 2017-26A, Class C, 4.11%, 10/18/30		1,000	999,662
OCP CLO Ltd.:
Series 2015-8A, Class CR, 5.15%, 04/17/27		1,000	994,988
Series 2016-12A, Class A1, 3.93%, 10/18/28		3,250	3,260,895
Series 2017-14A, Class B, 3.49%, 11/20/30		1,000	993,329
Octagon Investment Partners 32 Ltd.:
Series 2017-1A, Class C, 4.60%, 07/15/29		1,000	1,008,411
Series 2017-1A, Class D, 5.75%, 07/15/29		1,000	1,004,628
Series 2017-1A, Class E, 8.55%, 07/15/29		1,500	1,513,917
Octagon Investment Partners 33 Ltd., Series 2017-1A, Class C, 5.11%, 01/20/31		1,000	995,575
Octagon Investment Partners 35 Ltd., Series 2018-1A, Class C, 4.35%, 01/20/31		1,000	993,134
Octagon Investment Partners XVII Ltd., Series 2013-1A, Class DR2, 4.48%, 01/25/31		1,000	996,335
Octagon Investment Partners XXII Ltd., Series 2014-1A, Class CRR, 4.26%, 01/22/30		600	601,789
OHA Credit Partners VIII Ltd., Series 2013-8A, Class A, 3.48%, 04/20/25		598	599,605
OHA Credit Partners XIV Ltd., Series 2017-14A, Class C, 4.16%, 01/21/30		2,000	1,986,288
OZLM Funding IV Ltd., Series 2013-4A, Class BR, 4.56%, 10/22/30		1,500	1,505,965
OZLM Funding Ltd.:
Series 2012-1A, Class BR2, 4.66%, 07/23/29		1,150	1,158,172
Series 2012-1A, Class CR2, 5.96%, 07/23/29		1,000	1,008,273
OZLM VI Ltd.:
Series 2014-6A, Class B1S, 3.96%, 04/17/31(c)		1,000	1,000,000
Series 2014-6A, Class B1S, 4.45%, 04/17/31		1,000	999,317
Series 2014-6A, Class B1S, 4.76%, 04/17/31(c)		1,000	1,000,000
Series 2014-6A, Class CS, 5.48%, 04/17/31		550	547,795
OZLM VIII Ltd., Series 2014-8A, Class BR, 4.60%, 10/17/26		3,000	3,005,344
OZLM XX Ltd.:
Series 2018-20A, Class B, 4.31%, 04/20/31		1,000	1,000,000
Series 2018-20A, Class C, 5.31%, 04/20/31		1,000	1,000,000
Palmer Square CLO Ltd.:
Series 2014-1A, Class CR2, 5.00%, 01/17/31		515	508,935
Series 2018-1A, Class D, 7.33%, 04/18/31(c)		1,000	1,000,000
Recette CLO Ltd., Series 2015-1A, Class CR, 4.06%, 10/20/27		1,000	1,001,625
Regatta IV Funding Ltd., Series 2014-1A, Class CR, 4.36%, 07/25/26		550	551,178
Rockford Tower CLO Ltd.:
Series 2018-1A, Class A, 3.43%, 05/20/31		1,500	1,500,000
Series 2018-1A, Class D, 5.33%, 05/20/31		600	600,000
Sound Point CLO II Ltd., Series 2013-1A, Class A1R, 3.43%, 01/26/31		1,000	1,000,376
Sounds Point CLO IV-R Ltd., Series 2013-3RA, Class A, 3.65%, 04/18/31(c)		1,000	1,000,000
Stewart Park CLO Ltd.:
Series 2015-1A, Class CR, 4.15%, 01/15/30		1,000	995,618

Security	Par (000)		Value
Cayman Islands (continued)
Series 2015-1A, Class DR, 4.95%, 01/15/30	USD	500	$495,848
Venture XXIV CLO Ltd., Series 2016-24A, Class A1P, 3.92%, 10/20/28		2,250	2,261,812
Vibrant CLO VII Ltd., Series 2017-7A, Class D, 8.96%, 09/15/30		1,000	1,009,474
Voya CLO Ltd.:
Series 2013-3A, Class BR, 4.51%, 01/18/26		2,120	2,124,067
Series 2014-1A, Class BR2, 4.26%, 04/18/31		700	700,011
Series 2018-1A, Class B, 4.14%, 04/19/31(c)		1,200	1,200,000
York CLO-2 Ltd.:
Series 2015-1A, Class CR, 4.21%, 01/22/31		1,500	1,495,336
Series 2015-1A, Class DR, 4.96%, 01/22/31		2,600	2,603,163
York CLO-3 Ltd.:
Series 2016-1A, Class DR, 5.96%, 10/20/29		3,000	3,016,816
Series 2016-1A, Class ER, 8.76%, 10/20/29		1,500	1,509,937

			185,913,186
Ireland — 2.7%(a)
Aqueduct European CLO DAC:
Series 2017-2X, Class B1, 1.20%, 10/15/30	EUR	4,269	5,168,310
Series 2017-2X, Class E, 4.40%, 10/15/30		919	1,060,741
Arbour CLO DAC, Series 2014-1X, Class E, 5.00%, 07/15/27		4,113	4,982,906
Arbour CLO IV DAC, Series 4X, Class E, 5.60%, 01/15/30		1,833	2,254,637
Avoca Capital CLO X Ltd., Series 10X, Class ER, 6.05%, 01/15/30		2,100	2,600,216
Avoca CLO XV DAC:
Series 15X, Class ER, 4.13%, 04/15/31		2,930	3,356,313
Series 15X, Class FR, 5.84%, 04/15/31		3,195	3,595,465
Series 15X, Class M1, 0.00%, 04/15/31		5,300	5,042,077
Bilbao CLO I DAC:
Series 1X, Class A2A, 0.00%, 07/20/31		7,100	8,573,960
Series 1X, Class D, 0.00%, 07/20/31		2,400	2,802,598
Cadogan Square CLO X DAC, Series 10X, Class M, 0.00%, 10/25/30		1,100	1,275,309
CVC Cordatus Loan Fund IV Ltd.:
Series 4X, Class E, 5.90%, 01/24/28		1,300	1,593,789
Series 4X, Class SUB, 0.00%, 01/24/28		12,600	13,619,566
CVC Cordatus Loan Fund VI DAC, Series 6X, Class SUB, 0.00%, 04/15/29		6,790	4,976,094
CVC Cordatus Loan Fund VII DAC, Series 7X, Class E, 7.00%, 08/15/29		2,160	2,649,297
CVC Cordatus Loan Fund VIII DAC, Series 8X, Class E, 5.70%, 04/23/30		1,100	1,360,993
GLC Euro CLO IV DAC(c):
0.70%, 10/15/30		10,300	12,438,280
1.05%, 10/15/30		5,948	7,182,805
GLG Euro CLO IV DAC, Series 4X, Class E, 4.27%, 05/15/31		3,000	3,432,603
Harvest CLO XVI DAC, Series 16X, Class E, 6.40%, 10/15/29		1,690	2,074,977
OCP Euro CLO DAC:
Series 2017-2X, Class A, 0.82%, 01/15/32		2,100	2,549,677
Series 2017-2X, Class B, 1.35%, 01/15/32		2,650	3,223,588
Series 2017-2X, Class E, 5.00%, 01/15/32		1,572	1,887,146
Series 2017-2X, Class F, 6.40%, 01/15/32		1,000	1,166,027
OCP Euro DAC, Series 2017-1X, Class E, 5.35%, 06/18/30		800	971,731
OZLME II DAC, Series 2X, Class E, 4.90%, 10/15/30		1,302	1,568,519
St. Paul’s CLO VI DAC, Series 6X, Class D, 6.50%, 07/22/29		2,910	3,556,472
Voya Euro CLO I DAC, Series 1X, Class SUB, 1.00%, 10/15/30(c)		2,894	3,372,477

			108,336,573

2

Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock Global Long/Short Credit Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Netherlands — 1.8%(a)
ALME Loan Funding V BV, Series 5X, Class E, 6.00%, 07/15/29	EUR	3,975	$4,839,774
Ares European CLO VIII BV, Series 8X, Class E, 6.35%, 02/17/30		907	1,132,765
Avoca CLO XIV Designated Activity Co.:
Series 14X, Class ER, 4.70%, 01/12/31		1,970	2,337,063
Series 14X, Class FR, 6.35%, 01/12/31		2,200	2,557,686
Series 14X, Class R, 0.00%, 01/12/31		1,500	1,389,755
Avoca CLO XVII Designated Activity Co., Series 17X, Class E, 5.95%, 01/15/30		1,829	2,265,581
Cadogan Square CLO VII BV, Series 7X, Class E, 6.00%, 05/25/29		3,625	4,379,119
Cairn CLO IX BV:
Series 2018-9X, Class A, 0.71%, 03/21/32		4,800	5,808,173
Series 2018-9X, Class B1, 1.00%, 03/21/32		4,300	5,186,227
Series 2018-9X, Class M2, 0.00%, 03/21/32(c)		1,900	2,271,495
Cairn CLO VI BV, Series 2016-6X, Class E, 6.25%, 07/25/29		2,100	2,558,621
Dryden 46 Euro CLO BV, Series 2016-46X, Class E, 5.75%, 01/15/30		1,352	1,658,880
Dryden 56 Euro CLO BV, Series 2017-56X, Class E, 4.72%, 01/15/32		2,085	2,475,887
Euro-Galaxy V CLO BV, Series 2016-5X, Class E, 6.30%, 11/10/30		1,400	1,716,537
Jubilee CDO VIII BV, Series VIII-X, Class SUB, 4.73%, 01/15/24(c)(d)		11,440	1
OZLME BV, Series 1X, Class E, 6.45%, 01/18/30		1,582	1,964,001
OZLME III DAC:
Series 3X, Class A1, 0.75%, 08/24/30		7,800	9,463,350
Series 3X, Class E, 4.80%, 08/24/30		3,200	3,906,218
Series 3X, Class SUB, 0.00%, 08/24/30		5,300	5,806,219
St. Paul’s CLO IX DAC, Series 9X, Class A, 0.00%, 11/15/30		7,680	9,274,368

			70,991,720
United Kingdom — 0.3%
Unique Pub Finance Co. plc (The), Series A4, 5.66%, 06/30/27	GBP	7,457	11,383,747

United States — 1.9%
Carlyle Global Market Strategies CLO Ltd.(a)(b):
Series 2012-3A, Class CR, 6.45%, 10/14/28	USD	3,495	3,518,117
Series 2012-4A, Class BR, 4.26%, 01/20/29		1,500	1,508,516
CIFC Funding Ltd., Series 2014-V, 3.75%, 01/17/27(a)		4,000	4,005,221
Credit Acceptance Auto Loan Trust(b):
Series 2015-2A, Class B, 3.04%, 08/15/23		3,695	3,694,210
Series 2015-2A, Class C, 3.76%, 02/15/24		2,000	2,004,003
DCP Rights LLC, Series 2014-1A, Class A, 5.46%, 10/25/44(b)		4,482	4,457,207
Navient Private Education Loan Trust(b):
Series 2015-AA, Class A3, 3.60%, 11/15/30(a)		4,705	4,893,504
Series 2015-AA, Class B, 3.50%, 12/15/44		1,400	1,343,738
Navient Private Education Loan Trust 2014-CT(a)(b):
Series 2014-CTA, Class A, 2.60%, 09/16/24		249	249,671
Series 2014-CTA, Class B, 3.65%, 10/17/44		1,500	1,523,599
OneMain Financial Issuance Trust(b):
Series 2014-2A, Class B, 3.02%, 09/18/24		158	157,937
Series 2015-1A, Class A, 3.19%, 03/18/26		3,393	3,397,833
Series 2015-1A, Class B, 3.85%, 03/18/26		4,710	4,726,420
Series 2015-2A, Class A, 2.57%, 07/18/25		2,025	2,024,004
Series 2015-2A, Class B, 3.10%, 07/18/25		1,845	1,843,987
Santander Drive Auto Receivables Trust:
Series 2014-3, Class D, 2.65%, 08/17/20		4,900	4,900,172
Series 2014-4, Class D, 3.10%, 11/16/20		1,250	1,252,885

Security	Par (000)		Value
United States (continued)
SLM Private Education Loan Trust(b):
Series 2011-B, Class A3, 4.15%, 06/16/42(a)	USD	9,870	$10,223,206
Series 2013-B, Class B, 3.00%, 05/16/44		5,640	5,595,012
SMB Private Education Loan Trust, Series 2015-C, Class B, 3.50%, 09/15/43(b)		9,225	9,088,596
Springleaf Funding Trust, Series 2015-AA, Class A, 3.16%, 11/15/24(b)		5,989	5,987,780

			76,395,618
Total Asset-Backed Securities — 11.4% (Cost: $456,119,270)			453,020,844

		Shares
Common Stocks —1.8%

France — 0.0%
SMCP SA(b)(e)		31,900	814,557

Germany — 0.1%
Aroundtown SA		441,140	3,530,628

Indonesia — 0.0%
Bumi Resources Tbk. PT(e)		29,597,594	506,946

Italy — 0.1%
Telecom Italia SpA(e)		2,476,254	2,442,844

Luxembourg — 0.0%(c)(e)(f)
Concrete Investment I Sca		39,952	796,060
Concrete Investment I Sca-stapled		39,952	—

			796,060
Netherlands — 0.1%
NXP Semiconductors NV(e)		53,635	5,626,311

United States — 1.5%
AMC Networks, Inc., Class A(e)		263,755	13,715,260
Ascent Resources Marcellus Holdings, Inc.(c)(d)(e)		86,655	264,298
CBS Corp. (Non-Voting), Class B		162,500	7,995,000
CenturyLink, Inc.		85,000	1,579,300
Hess Corp.		43,365	2,471,371
Kroger Co. (The)		169,607	4,272,400
Lions Gate Entertainment Corp., Class A		442,720	11,019,301
QUALCOMM, Inc.		48,500	2,473,985
Rite Aid Corp.(e)		1,050,000	1,753,500
Time Warner, Inc.		53,288	5,051,703
Verizon Communications, Inc.		92,217	4,550,909
VMware, Inc., Class A(e)		33,862	4,512,450

			59,659,477
Total Common Stocks — 1.8% (Cost: $85,934,447)			73,376,823

	Par (000)
Corporate Bonds — 69.3%

Australia — 0.5%
Asciano Finance Ltd., 4.75%, 03/22/28	USD	900	877,131
BHP Billiton Finance Ltd., (EUR Swap Annual 5 Year + 4.80%), 5.63%, 10/22/79(g)	EUR	3,200	4,672,929
Macquarie Bank Ltd., (USD Swap Semi 5 Year + 3.70%), 6.13%(g)(h)	USD	961	924,962
Macquarie Group Ltd., (LIBOR USD 3 Month + 1.02%), 3.19%, 11/28/23(g)		735	704,586
Newcastle Coal Infrastructure Group Pty. Ltd., 4.40%, 09/29/27		1,525	1,439,013
QBE Insurance Group Ltd., (USD Swap Semi 10 Year + 4.40%), 5.87%, 06/17/46(g)		477	483,141

3

Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock Global Long/Short Credit Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Australia (continued)
Santos Finance Ltd., 4.13%, 09/14/27	USD	286	$278,420
Transurban Queensland Finance Pty. Ltd., 4.50%, 04/19/28		900	872,761
Virgin Australia Pass-Through Trust(b):
Series 2013-1C, 7.13%, 10/23/18		1,603	1,622,378
Series 2013-1B, 6.00%, 10/23/20		1,271	1,289,842
Westpac Banking Corp., (USD Swap Rate 5 Year + 2.89%), 5.00%(g)(h)		5,395	4,919,461

			18,084,624
Bahrain — 0.0%
Oil and Gas Holding Co. BSCC (The), 7.50%, 10/25/27		350	339,815

Belgium — 0.4%
Anheuser-Busch InBev Finance, Inc., 3.65%, 02/01/26(i)		5,990	5,856,418
KBC Group NV, (EUR Swap Annual 5 Year + 4.76%), 5.63%(g)(h)	EUR	1,400	1,745,599
Nyrstar Netherlands Holdings BV, 6.88%, 03/15/24		1,100	1,362,698
Nyrstar NV, 5.00%, 07/11/22(j)		4,400	5,538,571
Telenet Finance Luxembourg Notes Sarl, 5.50%, 03/01/28(b)	USD	400	382,000

			14,885,286
Brazil — 0.1%
JBS USA LUX SA(b):
5.88%, 07/15/24		255	247,350
5.75%, 06/15/25		490	460,453
6.75%, 02/15/28		192	184,320
Petrobras Global Finance BV, 8.75%, 05/23/26		2,800	3,279,500

			4,171,623
Canada — 2.8%
1011778 BC ULC(b):
4.25%, 05/15/24		255	242,569
5.00%, 10/15/25		1,043	1,003,564
Air Canada Pass-Through Trust(b):
Series 2013-1, Class C, 6.63%, 05/15/18		3,045	3,045,000
Series 2013-1, Class B, 5.38%, 05/15/21		1,385	1,416,152
Series 2015-2, Class B, 5.00%, 12/15/23		17,200	17,495,792
Series 2017-1, Class B, 3.70%, 01/15/26		20,000	19,210,000
Bombardier, Inc.(b):
7.75%, 03/15/20		6,135	6,549,113
8.75%, 12/01/21		21,119	23,501,857
6.00%, 10/15/22		4,270	4,248,650
6.13%, 01/15/23		13,561	13,645,756
7.50%, 12/01/24		466	490,465
7.50%, 03/15/25		912	948,480
7.45%, 05/01/34		100	101,000
Brookfield Residential Properties, Inc., 6.38%, 05/15/25(b)		61	61,839
Enbridge, Inc., (LIBOR USD 3 Month + 3.64%), 6.25%, 03/01/78(g)		13,305	12,981,967
Mattamy Group Corp.(b):
6.88%, 12/15/23		142	145,905
6.50%, 10/01/25		154	153,615
MEG Energy Corp.(b):
7.00%, 03/31/24		242	217,195
6.50%, 01/15/25		448	448,090
Mercer International, Inc.:
6.50%, 02/01/24		125	130,000
5.50%, 01/15/26(b)		101	99,232
Norbord, Inc., 6.25%, 04/15/23(b)		146	154,534
NOVA Chemicals Corp., 4.88%, 06/01/24(b)		233	225,428
Parkland Fuel Corp., 6.00%, 04/01/26(b)		66	66,000
Precision Drilling Corp.:
7.75%, 12/15/23		180	187,425

Security	Par (000)		Value
Canada (continued)
7.13%, 01/15/26(b)	USD	190	$191,900
Seven Generations Energy Ltd.(b):
6.88%, 06/30/23		169	175,760
5.38%, 09/30/25		235	228,537
Teck Resources Ltd.:
8.50%, 06/01/24(b)		1,959	2,186,734
5.20%, 03/01/42		449	420,937
Tervita Escrow Corp., 7.63%, 12/01/21(b)		290	295,800
Titan Acquisition Ltd., 7.75%, 04/15/26(b)		532	530,005
Videotron Ltd., 5.13%, 04/15/27(b)		306	299,880
Xplornet Communications, Inc., 9.63% (9.63% Cash or 10.63% PIK), 06/01/22(b)(k)		25	26,293

			111,125,474
Cayman Islands — 0.0%
Pearl Holding III Ltd., 9.50%, 12/11/22		400	394,972

China — 1.8%
Agile Group Holdings Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 9.22%), 6.87%(g)(h)		600	584,203
Anton Oilfield Services Group, 9.75%, 12/05/20		300	314,906
Avi Funding Co. Ltd., 2.85%, 09/16/20		1,100	1,080,510
Azure Orbit IV International Finance Ltd., 3.75%, 01/25/23		2,300	2,229,128
Baidu, Inc., 3.88%, 09/29/23		1,100	1,090,862
Baoxin Auto Finance I Ltd.:
6.63%, 04/02/19		530	529,954
(US Treasury Yield Curve Rate T Note Constant Maturity 3 Year + 8.91%), 5.62%(g)(h)		1,135	1,061,330
CCTI Ltd., 3.63%, 08/08/22		1,385	1,325,286
CDBL Funding 1:
3.00%, 04/24/23		1,070	1,008,147
3.50%, 10/24/27		920	828,487
Central China Real Estate Ltd., 6.88%, 10/23/20		700	692,650
Chalieco Hong Kong Corp. Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 3 Year + 8.29%), 5.70%(g)(h)		841	845,662
Chang Development International Ltd., 3.63%, 01/20/20		1,500	1,474,070
China Aoyuan Property Group Ltd., 10.88%, 05/26/18		450	451,350
China Construction Bank Corp., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.97%), 4.65%(g)(h)		475	468,492
China Evergrande Group:
6.25%, 06/28/21		219	210,757
4.25%, 02/14/23(j)	HKD	8,000	965,771
7.50%, 06/28/23	USD	638	600,070
8.75%, 06/28/25		485	465,592
China Hongqiao Group Ltd., 6.85%, 04/22/19		450	451,671
China Huiyuan Juice Group Ltd., 6.50%, 08/16/20		581	485,245
China Overseas Finance Cayman III Ltd., 6.38%, 10/29/43		680	819,928
China Reinsurance Finance Corp. Ltd., 3.38%, 03/09/22		1,254	1,202,057
China Singyes Solar Technologies Holdings Ltd., 7.95%, 02/15/19		659	620,119
Chinalco Capital Holdings Ltd., 4.25%, 04/21/22		1,800	1,747,597
Chong Hing Bank Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.03%), 3.88%, 07/26/27(g)		635	610,875
CIFI Holdings Group Co. Ltd.:
6.38%, 05/02/20		3,000	2,983,500
6.88%, 04/23/21		850	844,436
CITIC Ltd.:
6.80%, 01/17/23		2,000	2,215,486
4.00%, 01/11/28		840	785,492
CNAC HK Finbridge Co. Ltd.:

4

Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock Global Long/Short Credit Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value
China (continued)
4.13%, 03/14/21	USD	1,039	$1,037,944
4.63%, 03/14/23		1,395	1,395,759
4.88%, 03/14/25		912	903,123
CNAC HK Synbridge Co. Ltd., 5.00%, 05/05/20		2,857	2,917,711
Eagle Intermediate Global Holding BV, 7.50%, 05/01/25(b)		156	159,900
Easy Tactic Ltd., 7.00%, 04/25/21		350	348,199
Fantasia Holdings Group Co. Ltd.:
7.25%, 02/13/19		310	312,302
7.38%, 10/04/21		202	190,477
7.95%, 07/05/22		350	328,868
Future Land Development Holdings Ltd.:
2.25%, 02/10/19(j)	HKD	7,300	921,493
5.00%, 02/16/20	USD	725	710,391
Golden Wheel Tiandi Holdings Co. Ltd., 7.00%, 01/18/21		600	590,815
Guojing Capital BVI Ltd., 3.95%, 12/11/22		1,200	1,153,446
Guorui Properties Ltd., 7.00%, 03/21/20		400	381,916
HeSteel Hong Kong Co. Ltd., 4.25%, 04/07/20		617	607,596
Hilong Holding Ltd., 7.25%, 06/22/20		230	228,001
Hongkong Xiangyu Investment Co. Ltd., 4.50%, 01/30/23		590	569,689
Huachen Energy Co. Ltd., 6.63%, 05/18/20		500	453,500
Huarong Finance 2017 Co. Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 7.77%), 4.50%(g)(h)		660	643,879
Huarong Finance II Co. Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 6.71%), 2.88%(g)(h)		1,500	1,401,594
Huarong Universe Investment Holding Ltd., 1.63%, 12/05/22	EUR	600	710,785
Hubei Science & Technology Investment Group Hong Kong Ltd., 4.38%, 03/05/21	USD	380	377,789
Industrial & Commercial Bank of China Ltd., 3.54%, 11/08/27		1,025	964,459
Jingrui Holdings Ltd., 9.45%, 04/23/21		500	497,000
Kaisa Group Holdings Ltd., 8.50%, 06/30/22		987	859,423
King Talent Management Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.52%), 5.60%(g)(h)		600	575,265
Leader Goal International Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 6.92%), 4.25%(g)(h)		800	776,956
Longfor Properties Co. Ltd., 4.50%, 01/16/28		525	485,028
Minmetals Bounteous Finance BVI Ltd., 4.75%, 07/30/25		1,900	1,900,317
New Metro Global Ltd., 5.00%, 08/08/22		200	183,229
Oceanwide Holdings International 2017 Co. Ltd., 7.75%, 07/27/20		350	330,674
Overseas Chinese Town Asia Holdings Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 3 Year + 7.71%), 4.30%(g)(h)		1,175	1,145,540
Poseidon Finance 1 Ltd., 0.00%, 02/01/25(j)(l)		860	899,775
Postal Savings Bank of China Co. Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.63%), 4.50%(g)(h)		1,600	1,512,000
Powerlong Real Estate Holdings Ltd., Series 1238, 0.00%, 02/11/19(j)(l)	HKD	2,000	251,636
Prime Bloom Holdings Ltd., 6.95%, 07/05/22	USD	1,003	867,595
Proven Glory Capital Ltd., 3.25%, 02/21/22		3,425	3,273,303
Redco Group:
7.00%, 11/14/18		200	201,099
6.38%, 02/27/19		495	492,896
Rock International Investment, Inc., 6.63%, 03/27/20		943	838,716

Security	Par (000)		Value
China (continued)
Ronshine China Holdings Ltd., 6.95%, 12/08/19	USD	700	$684,156
Shandong Iron And Steel Xinheng International Co. Ltd., 6.50%, 06/14/21		513	497,649
Shenzhen Expressway Co. Ltd., 2.88%, 07/18/21		450	434,647
Sino-Ocean Land Treasure Finance I Ltd., 6.00%, 07/30/24		208	219,032
Sino-Ocean Land Treasure Finance II Ltd., 5.95%, 02/04/27		208	219,079
SPIC 2016 US dollar Bond Co. Ltd., 3.88%, 12/06/26		775	753,754
Sunac China Holdings Ltd., 6.88%, 08/08/20		600	596,141
Times China Holdings Ltd.:
6.25%, 01/23/20		1,257	1,259,152
6.25%, 01/17/21		505	491,870
5.75%, 04/26/22		200	186,424
Tsinghua Unic Ltd., 5.38%, 01/31/23		400	386,800
Union Life Insurance Co. Ltd., 3.00%, 09/19/21		986	925,839
Vanke Real Estate Hong Kong Co. Ltd., 3.98%, 11/09/27		915	848,383
Weichai International Hong Kong Energy Group Co. Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 6.08%), 3.75%(g)(h)		277	260,707
Xinyuan Real Estate Co. Ltd.:
8.13%, 08/30/19		350	348,229
9.88%, 03/19/20		410	411,994
Yancoal International Resources Development Co. Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 3 Year + 8.30%), 5.75%(g)(h)		980	974,339
Yankuang Group Cayman Ltd., 4.75%, 11/30/20		615	587,222
Yunnan Energy Investment Overseas Finance Co. Ltd., 4.25%, 11/14/22		410	391,433

			71,870,571
Czech Republic — 0.1%
CPI Property Group SA, 2.13%, 10/04/24	EUR	2,250	2,695,298
RESIDOMO Sro, 3.38%, 10/15/24		200	243,211

			2,938,509
Denmark — 0.1%
Danske Bank A/S(g)(h):
(EUR Swap Annual 6 Year + 4.64%), 5.75%		800	1,036,121
(EUR Swap Annual 5 Year + 5.47%), 5.88%		2,830	3,819,065

			4,855,186
Finland — 0.1%
Nokia OYJ:
3.38%, 06/12/22	USD	70	67,585
4.38%, 06/12/27		98	90,895
Stora Enso OYJ, 2.50%, 03/21/28	EUR	2,553	3,121,540

			3,280,020
France — 4.0%
Accor SA, 2.63%, 02/05/21		1,600	2,056,352
Air Liquide Finance SA, 2.50%, 09/27/26(b)	USD	2,700	2,458,175
Altice France SA(b):
6.00%, 05/15/22		202	199,095
7.38%, 05/01/26		7,380	7,149,375
BNP Paribas Cardif SA, (EURIBOR 3 Month + 3.93%), 4.03%(g)(h)	EUR	4,500	5,884,923
BNP Paribas SA(g):
(EUR Swap Annual 5 Year + 5.23%), 6.12%(h)		4,030	5,529,803
(USD Swap Semi 5 Year + 5.15%), 7.38%(b)(h)	USD	15,000	16,350,000
(USD Swap Semi 5 Year + 1.48%), 4.38%, 03/01/33(b)(i)		8,400	8,096,760
Burger King France SAS, (EURIBOR 3 Month + 5.25%), 5.25%, 05/01/23(g)	EUR	1,351	1,653,264

5

Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock Global Long/Short Credit Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value
France (continued)
Constantin Investissement 3 SASU, 5.38%, 04/15/25	EUR	100	$117,734
Credit Agricole Assurances SA, (EUR Swap Annual 5 Year + 4.35%), 4.50%(g)(h)		2,100	2,787,172
Credit Agricole SA:
(EUR Swap Annual 5 Year + 5.12%), 6.50%(g)(h)		3,480	4,729,788
3.75%, 04/24/23(b)	USD	10,445	10,359,871
(USD Swap Semi 5 Year + 6.19%), 8.12%(b)(g)(h)		10,000	11,362,500
Danone SA, 2.95%, 11/02/26(b)		6,120	5,666,336
Elis SA, 1.88%, 02/15/23	EUR	100	120,760
Europcar Groupe SA:
5.75%, 06/15/22		130	162,247
4.13%, 11/15/24		100	120,236
Infra Park SAS, 1.63%, 04/19/28		4,900	5,830,641
La Financiere Atalian SAS:
5.13%, 05/15/25		2,338	2,855,132
6.63%, 05/15/25	GBP	111	154,571
Loxam SAS:
4.25%, 04/15/24	EUR	100	127,734
6.00%, 04/15/25		100	130,723
Orange SA, (EUR Swap Annual 5 Year + 3.67%), 5.25%(g)(h)		3,565	5,031,579
Orano SA, 4.88%, 09/23/24		5,650	7,470,778
Paprec Holding SA:
(EURIBOR 3 Month + 3.50%), 3.50%, 03/31/25(g)		100	122,300
4.00%, 03/31/25		141	172,187
Picard Groupe SAS, (EURIBOR 3 Month + 3.00%), 3.00%, 11/30/23(g)		550	661,328
RCI Banque SA, (EURIBOR 3 Month + 0.65%), 0.32%, 04/12/21(g)		2,440	2,969,922
Sanofi:
0.00%, 03/21/20		3,100	3,752,335
(EURIBOR 3 Month + 0.15%), 0.00%, 03/21/20(g)		4,800	5,826,564
Societe Generale SA(g):
(USD Swap Rate 5 Year + 5.87%), 8.00%(b)(h)	USD	10,600	11,739,500
(EUR Swap Annual 5 Year + 0.90%), 1.37%, 02/23/28	EUR	3,400	4,075,087
(USD Swap Semi 5 Year + 3.93%), 6.75%(h)	USD	2,500	2,481,250
(USD Swap Semi 5 Year + 3.93%), 6.75%(b)(h)		15,000	14,887,500
TDF Infrastructure SAS, 2.50%, 04/07/26	EUR	3,400	4,293,600
Verallia Packaging SASU, 5.13%, 08/01/22		100	124,776

			157,511,898
Germany — 3.3%
Adler Pelzer Holding GmbH, 4.13%, 04/01/24		210	258,909
ADLER Real Estate AG:
1.50%, 12/06/21		1,840	2,226,355
1.88%, 04/27/23		3,100	3,686,639
2.13%, 02/06/24		9,236	10,953,224
3.00%, 04/27/26		4,600	5,539,300
Aroundtown SA, 1.50%, 01/18/21(j)		1,500	2,338,970
AT Securities BV, (USD Swap Semi 5 Year + 3.55%), 5.25%(g)(h)	USD	250	242,500
ATF Netherlands BV, (EUR Swap Annual 5 Year + 4.38%), 3.75%(g)(h)	EUR	1,800	2,250,472
Bayer US Finance LLC, 3.38%, 10/08/24(b)	USD	2,700	2,624,127
Capital Stage Finance BV, (EUR Swap Annual 5 Year + 1.10%), 5.25%(g)(h)(j)	EUR	3,000	3,956,097
Daimler AG, 0.50%, 09/09/19		2,380	2,897,351
Deutsche Bank AG, (USD Swap Rate 5 Year + 2.55%), 4.88%, 12/01/32(g)(i)	USD	20,000	18,414,000
Grand City Properties SA:
(EUR Swap Annual 5 Year + 3.89%), 3.75%(g)(h)		2,700	3,445,229
1.50%, 02/22/27		3,800	4,462,323
IHO Verwaltungs GmbH(k):

Security	Par (000)		Value
Germany (continued)
4.50% ( 4.50% Cash or 5.25% PIK), 09/15/23(b)	USD	606	$595,395
3.75% ( 3.75% Cash or 4.50% PIK), 09/15/26	EUR	5,190	6,580,816
IKB Deutsche Industriebank AG, (EUR Swap Annual 5 Year + 3.62%), 4.00%, 01/31/28(g)		3,000	3,640,624
Platin 1426 GmbH, 5.38%, 06/15/23		3,724	4,459,102
ProGroup AG, 5.13%, 05/01/22		397	491,705
Senvion Holding GmbH, 3.88%, 10/25/22		2,460	2,713,107
Siemens Financieringsmaatschappij NV, 3.40%, 03/16/27(b)(i)	USD	6,840	6,656,616
Tele Columbus AG, 3.88%, 05/02/25	EUR	124	149,181
thyssenkrupp AG, 2.50%, 02/25/25		100	127,106
TLG Immobilien AG, 1.38%, 11/27/24		3,800	4,551,559
Unitymedia GmbH, 3.75%, 01/15/27		12,332	15,785,651
Unitymedia Hessen GmbH & Co. KG, 6.25%, 01/15/29		100	137,062
Volkswagen Bank GmbH, (EURIBOR 3 Month + 0.42%), 0.09%, 06/15/21(g)		2,400	2,898,559
Volkswagen International Finance NV, (EURIBOR 3 Month + 0.35%), 0.02%, 03/30/19(g)		2,400	2,902,848
Vonovia Finance BV:
(EURIBOR 3 Month + 0.45%), 0.12%, 12/22/22(g)		2,100	2,537,136
0.75%, 01/15/24		2,100	2,493,346
1.50%, 01/14/28		2,000	2,350,260
ZF North America Capital, Inc.:
2.75%, 04/27/23		6,600	8,596,615
4.75%, 04/29/25(b)	USD	1,250	1,273,437

			132,235,621
Ghana — 0.0%
Tullow Oil plc, 7.00%, 03/01/25(b)		1,900	1,926,220

Greece — 0.2%
Alpha Bank AE, 2.50%, 02/05/23	EUR	4,725	5,695,080
National Bank of Greece SA, 2.75%, 10/19/20		2,875	3,551,689
OTE plc, 3.50%, 07/09/20		200	254,784
Titan Global Finance plc, 2.38%, 11/16/24		100	118,019

			9,619,572
Guernsey — 0.0%
Doric Nimrod Air Alpha Pass-Through Trust, Series 2013-1, Class A, 5.25%, 05/30/23(b)	USD	754	773,471
Summit Germany Ltd., 2.00%, 01/31/25	EUR	102	119,615

			893,086
Hong Kong — 0.5%
AIA Group Ltd., 3.20%, 03/11/25	USD	1,350	1,290,006
Bank of East Asia Ltd. (The)(g)(h):
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.83%), 5.50%		1,062	1,056,589
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.68%), 5.63%		369	364,696
China Cinda Finance 2015 I Ltd., 4.25%, 04/23/25		2,970	2,890,654
China Cinda Finance 2017 I Ltd.:
3.88%, 02/08/23		300	294,428
4.40%, 03/09/27		650	620,494
Dah Sing Bank Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.55%), 4.25%, 11/30/26(g)		680	674,560
FWD Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.08%), 5.50%(g)(h)		280	270,900
GCL New Energy Holdings Ltd., 7.10%, 01/30/21		635	604,648
Haitong International Securities Group Ltd., 0.00%, 10/25/21(j)(l)	HKD	6,000	782,619
Hongkong & Shanghai Banking Corp. Ltd. (The), Series 3H, 2.56%(g)(h)	USD	6,720	5,846,333
HPHT Finance 17 Ltd., 2.75%, 09/11/22		535	508,078

6

Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock Global Long/Short Credit Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Hong Kong (continued)
Industrial & Commercial Bank of China Asia Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.14%), 4.25%(g)(h)	USD	1,400	$1,334,526
Jiayuan International Group Ltd., 8.25%, 11/14/18		205	205,512
New Lion Bridge Co. Ltd., 9.75%, 10/10/20		430	431,075
Sun Hung Kai Properties Capital Market Ltd., 4.50%, 02/14/22		260	268,011
Wing Lung Bank Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.75%), 3.75%, 11/22/27(g)		985	947,014

			18,390,143
India — 0.2%
ABJA Investment Co. Pte. Ltd., 5.95%, 07/31/24		700	700,665
Adani Ports & Special Economic Zone Ltd., 4.00%, 07/30/27		414	381,347
Adani Transmission Ltd., 4.00%, 08/03/26		495	456,651
Greenko Dutch BV, 5.25%, 07/24/24		1,275	1,230,375
Greenko Investment Co., 4.88%, 08/16/23		1,814	1,705,049
Hindustan Petroleum Corp. Ltd., 4.00%, 07/12/27		549	515,833
Oil India International Pte. Ltd., 4.00%, 04/21/27		202	189,740
UPL Corp. Ltd., 4.50%, 03/08/28		1,100	1,064,218
Vedanta Resources plc:
8.25%, 06/07/21		561	602,402
7.13%, 05/31/23		1,000	1,020,000
Yes Bank Ifsc Banking Unit Branch, 3.75%, 02/06/23		900	872,420

			8,738,700
Indonesia — 0.2%
Bukit Makmur Mandiri Utama PT, 7.75%, 02/13/22		565	589,083
Bumi Resources Tbk. PT, 0.00%, 12/11/22(c)(j)(l)		98	37,353
Series BEterna Capital Pte. Ltd., 8.00% ( 8.00% Cash or 8.00% PIK), 12/11/22(k)		843	824,530
Global Prime Capital Pte. Ltd., 7.25%, 04/26/21		400	403,534
Jababeka International BV, 6.50%, 10/05/23(b)		435	405,477
Medco Platinum Road Pte. Ltd., 6.75%, 01/30/25		375	358,379
Medco Straits Services Pte. Ltd., 8.50%, 08/17/22		1,300	1,371,328
Minejesa Capital BV, 4.63%, 08/10/30		1,100	1,041,930
Modernland Overseas Pte. Ltd., 6.95%, 04/13/24		600	568,421
SSMS Plantation Holdings Pte. Ltd., 7.75%, 01/23/23		1,500	1,458,119

			7,058,154
Ireland — 0.7%
Allied Irish Banks plc, (EUR Swap Annual 5 Year + 7.34%), 7.38%(g)(h)	EUR	1,100	1,491,084
Ardagh Packaging Finance plc:
6.00%, 06/30/21(b)	USD	200	203,502
4.63%, 05/15/23(b)		448	449,120
2.75%, 03/15/24	EUR	100	122,360
6.75%, 05/15/24		150	197,385
7.25%, 05/15/24(b)	USD	1,743	1,838,865
4.75%, 07/15/27	GBP	150	201,600
Avoca CLO XVIII DAC:
Class E, (EURIBOR 3 Month + 4.60%), 4.28%, 04/15/31(g)	EUR	3,800	4,432,858
Series 18X, Class B1, (EURIBOR 3 Month + 1.25%), 0.93%, 04/15/31(g)		9,600	11,592,960
Bank of Ireland, (EUR Swap Annual 5 Year + 6.96%), 7.38%(g)(h)		2,630	3,525,169
Bank of Ireland Group plc, (U.K. Government Bonds 5 Year Note Generic Bid Yield + 2.70%), 3.12%, 09/19/27(g)	GBP	100	135,775
Park Aerospace Holdings Ltd.(b):
3.63%, 03/15/21	USD	204	196,860
5.25%, 08/15/22		238	236,513
Virgin Media Receivables Financing Notes II DAC, 5.75%, 04/15/23	GBP	2,375	3,310,533

			27,934,584

Security	Par (000)		Value
Israel — 0.3%
Teva Pharmaceutical Finance Netherlands II BV:
3.25%, 04/15/22	EUR	2,889	$3,545,274
4.50%, 03/01/25		442	541,253
Teva Pharmaceutical Finance Netherlands III BV:
1.70%, 07/19/19	USD	288	279,805
2.80%, 07/21/23(i)		10,000	8,389,165

			12,755,497
Italy — 3.0%
A2A SpA, 1.63%, 10/19/27	EUR	1,800	2,134,323
Assicurazioni Generali SpA(g):
(LIBOR GBP 3 Month + 2.20%), 6.42%(h)	GBP	150	222,498
(EURIBOR 3 Month + 5.35%), 5.50%, 10/27/47	EUR	150	209,976
Banca IFIS SpA, 2.00%, 04/24/23		160	191,169
Banco BPM SpA, 1.75%, 04/24/23		160	193,252
Buzzi Unicem SpA, 2.13%, 04/28/23		2,350	2,972,130
Enel SpA(g):
(EUR Swap Annual 5 Year + 5.24%), 6.50%, 01/10/74		300	377,876
(EUR Swap Annual 5 Year + 3.65%), 5.00%, 01/15/75		200	259,307
Gamenet Group SpA, (EURIBOR 3 Month + 3.75%), 3.75%, 04/27/23(g)		103	124,495
Intesa Sanpaolo SpA:
(EUR Swap Annual 5 Year + 6.88%), 7.00%(g)(h)		5,244	6,945,921
5.02%, 06/26/24(b)	USD	3,400	3,328,004
5.71%, 01/15/26(b)		21,640	21,715,689
Leonardo US Holdings, Inc.(b):
7.38%, 07/15/39		2,627	3,178,670
6.25%, 01/15/40		470	517,000
Mercury Bondco plc, 7.13% ( 7.13% Cash or 7.88% PIK), 05/30/21(k)	EUR	750	936,349
Sisal Group SpA, 7.00%, 07/31/23		6,024	7,717,925
Telecom Italia Capital SA:
6.38%, 11/15/33	USD	823	894,519
6.00%, 09/30/34		86	89,010
Telecom Italia Finance SA, 7.75%, 01/24/33	EUR	4,590	8,319,525
Telecom Italia SpA:
1.13%, 03/26/22(j)		17,900	21,237,759
5.30%, 05/30/24(b)	USD	6,100	6,212,850
3.00%, 09/30/25	EUR	100	128,525
UniCredit SpA:
(EUR Swap Annual 5 Year + 9.30%), 9.25%(g)(h)		3,034	4,382,891
6.95%, 10/31/22		3,420	5,060,975
(EUR Swap Annual 5 Year + 4.10%), 5.75%, 10/28/25(g)		1,540	2,055,772
(EUR Swap Annual 5 Year + 4.32%), 4.38%, 01/03/27(g)		1,070	1,404,599
(USD Swap Rate 5 Year + 3.70%), 5.86%, 06/19/32(b)(g)	USD	15,000	15,000,750
Wind Tre SpA:
2.63%, 01/20/23	EUR	120	131,703
3.13%, 01/20/25		2,675	2,843,983

			118,787,445
Jamaica — 0.0%
Digicel Ltd., 6.00%, 04/15/21(b)	USD	750	713,437

Japan — 0.3%
Dai-ichi Life Insurance Co. Ltd. (The), (LIBOR USD 3 Month + 3.66%), 4.00%(g)(h)		400	380,000
Meiji Yasuda Life Insurance Co., (USD Swap Rate 5 Year + 3.15%), 5.10%, 04/26/48(g)		800	816,454
Nippon Life Insurance Co.(g):

7

Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock Global Long/Short Credit Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Japan (continued)
(USD Swap Rate 5 Year + 3.75%), 4.70%, 01/20/46	USD	200	$200,500
(USD Swap Rate 5 Year + 2.88%), 4.00%, 09/19/47		200	190,310
SoftBank Group Corp.:
4.00%, 04/20/23	EUR	400	491,401
4.75%, 09/19/24	USD	250	234,265
4.75%, 07/30/25	EUR	305	373,578
3.13%, 09/19/25		1,740	1,945,817
(USD Swap Rate 5 Year + 4.85%), 6.87%(g)(h)	USD	255	235,238
5.00%, 04/15/28	EUR	2,360	2,818,017
4.00%, 09/19/29		1,350	1,465,441
Sumitomo Life Insurance Co., (LIBOR USD 3 Month + 2.99%), 4.00%, 09/14/77(g)	USD	400	376,732
Universal Entertainment Corp., 8.50% ( 8.50% Cash or 8.50% PIK), 08/24/20(b)(k)		2,960	3,015,069

			12,542,822
Jersey — 0.1%
LHC3 plc, 4.12% ( 4.12% Cash or 9.00% PIK), 08/15/24(k)	EUR	3,354	4,095,289

Luxembourg — 1.2%
Altice Financing SA(b):
6.63%, 02/15/23	USD	1,514	1,514,000
7.50%, 05/15/26		18,760	18,478,600
Altice Finco SA, 4.75%, 01/15/28	EUR	9,530	10,184,706
Altice Luxembourg SA, 7.75%, 05/15/22(b)	USD	828	790,740
Bevco Lux Sarl, 1.75%, 02/09/23	EUR	5,745	6,943,517
Garfunkelux Holdco 3 SA, (EURIBOR 3 Month + 4.50%), 4.50%, 09/01/23(g)		170	194,412
INEOS Finance plc, 4.00%, 05/01/23		460	566,667
INEOS Group Holdings SA, 5.38%, 08/01/24		100	127,532
Intelsat Jackson Holdings SA:
5.50%, 08/01/23	USD	180	151,200
9.75%, 07/15/25(b)		530	520,062
Kleopatra Holdings 1 SCA, 8.50% ( 8.50% Cash or 9.25% PIK), 06/30/23(k)	EUR	1,073	1,067,378
Matterhorn Telecom SA, 4.00%, 11/15/27		2,275	2,616,354
SELP Finance Sarl, 1.50%, 11/20/25		2,050	2,446,111
Swissport Financing Sarl, 9.75%, 12/15/22		515	664,671
Telenet Finance VI Luxembourg SCA, 4.88%, 07/15/27		360	470,730
Unilabs Subholding AB, 5.75%, 05/15/25		100	119,539
WFS Global Holding SAS, 9.50%, 07/15/22		1,620	2,074,669

			48,930,888
Macau — 0.0%
Wynn Macau Ltd., 5.50%, 10/01/27(b)	USD	400	388,004

Malaysia — 0.0%
Cindai Capital Ltd., 0.00%, 02/08/23(j)(l)		567	583,301
Gohl Capital Ltd., 4.25%, 01/24/27		1,040	1,000,819

			1,584,120
Mongolia — 0.0%
Energy Resources LLC, 8.00%, 09/30/22(g)		102	102,585

Netherlands — 2.3%
ABN AMRO Bank NV, (EUR Swap Annual 5 Year + 3.90%), 4.75%(g)(h)	EUR	11,200	14,060,715
AerCap Ireland Capital DAC:
4.25%, 07/01/20	USD	9,981	10,147,948
4.63%, 07/01/22		6,469	6,622,443
Constellium NV:
5.75%, 05/15/24(b)		250	245,625
6.63%, 03/01/25(b)		367	372,046
4.25%, 02/15/26	EUR	3,050	3,723,143
5.88%, 02/15/26(b)	USD	391	385,135
Cooperatieve Rabobank UA, (EUR Swap Annual 5 Year + 5.25%), 5.50%(g)(h)	EUR	2,300	3,005,250

Security	Par (000)		Value
Netherlands (continued)
Heineken NV, 1.25%, 09/10/21	EUR	2,380	$2,967,318
ING Groep NV(g)(h):
(USD Swap Semi 5 Year + 4.45%), 6.00%	USD	1,420	1,450,104
(USD Swap Semi 5 Year + 4.45%), 6.50%		10,281	10,582,233
Koninklijke Ahold Delhaize NV, (EURIBOR 3 Month + 0.18%), 0.00%, 03/19/21(g)	EUR	2,440	2,955,177
Koninklijke KPN NV, (GBP Swap 5 Year + 5.51%), 6.88%, 03/14/73(g)	GBP	100	148,684
Lincoln Finance Ltd., 6.88%, 04/15/21	EUR	300	374,507
NN Group NV, (EURIBOR 3 Month + 3.90%), 4.38%(g)(h)		5,700	7,459,220
NXP BV, 4.63%, 06/15/22(b)	USD	670	675,025
OCI NV, 5.00%, 04/15/23	EUR	240	295,016
United Group BV:
(EURIBOR 3 Month + 4.38%), 4.38%, 07/01/23(g)		655	793,944
4.88%, 07/01/24		4,230	5,222,530
UPC Holding BV, 3.88%, 06/15/29		6,930	7,947,305
Ziggo Bond Finance BV:
4.63%, 01/15/25		2,520	3,081,770
5.88%, 01/15/25(b)	USD	2,620	2,475,900
Ziggo Secured Finance BV:
4.25%, 01/15/27	EUR	2,190	2,696,201
5.50%, 01/15/27(b)	USD	2,500	2,356,250

			90,043,489
Norway — 0.1%
Aker BP ASA, 5.88%, 03/31/25(b)		2,175	2,256,562
DNB Bank ASA, (USD Swap Semi 5 Year + 4.08%), 5.75%(g)(h)		2,500	2,531,650

			4,788,212
Oman — 0.0%
Oztel Holdings SPC Ltd., 5.63%, 10/24/23		325	322,563

Philippines — 0.1%
Philippine National Bank, 4.25%, 04/27/23		600	594,705
Rizal Commercial Banking Corp., 4.13%, 03/16/23		600	592,450
Royal Capital BV(h):
5.88%		600	584,929
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.93%), 4.88%(g)		354	346,035
Union Bank of the Philippines, 3.37%, 11/29/22		665	638,334
VLL International, Inc., 5.75%, 11/28/24		280	274,352

			3,030,805
Portugal — 0.4%
Banco Espirito Santo SA(d)(e):
2.63%, 05/08/17	EUR	6,100	2,062,581
4.75%, 01/15/18		19,300	6,525,871
4.00%, 01/21/19		22,800	7,709,318

			16,297,770
Singapore — 0.0%
United Overseas Bank Ltd.(g):
(USD Swap Semi 5 Year + 1.79%), 3.88%(h)	USD	634	600,463
(USD Swap Semi 5 Year + 1.65%), 2.88%, 03/08/27		900	860,586

			1,461,049
South Africa — 0.0%
Sappi Papier Holding GmbH, 4.00%, 04/01/23	EUR	100	125,228

South Korea — 0.2%
Heungkuk Life Insurance Co. Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.47%), 4.48%, 11/09/47(g)	USD	368	341,228
Hyundai Capital Services, Inc., 3.00%, 08/29/22		950	912,752
Shinsegae, Inc., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.25%), 2.63%, 05/08/45(g)		900	874,657
Woori Bank:

8

Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock Global Long/Short Credit Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value
South Korea (continued)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.31%), 4.50%(g)(h)	USD	1,547	$1,502,304
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.35%), 5.25%(g)(h)		1,425	1,397,818
4.75%, 04/30/24		2,130	2,153,266

			7,182,025
Spain — 2.5%
Banco Bilbao Vizcaya Argentaria SA(g)(h):
(EUR Swap Annual 5 Year + 9.18%), 8.88%	EUR	2,600	3,686,430
(EUR Swap Annual 5 Year + 5.78%), 5.88%		12,600	16,595,342
Banco Santander SA(g)(h):
(EUR Swap Annual 5 Year + 6.80%), 6.75%		10,500	14,375,723
(EUR Swap Annual 5 Year + 4.10%), 4.75%		3,600	4,347,360
Bankia SA(g):
(EUR Swap Annual 5 Year + 5.82%), 6.00%(h)		7,200	9,151,193
(EUR Swap Annual 5 Year + 3.17%), 4.00%, 05/22/24		1,700	2,124,772
(EUR Swap Annual 5 Year + 3.35%), 3.38%, 03/15/27		300	384,286
CaixaBank SA(g):
(EUR Swap Annual 5 Year + 4.50%), 5.25%(h)		3,600	4,278,220
(EUR Swap Annual 5 Year + 2.35%), 2.75%, 07/14/28		1,900	2,391,348
Cellnex Telecom SA, 2.38%, 01/16/24		400	490,549
Codere Finance 2 Luxembourg SA:
6.75%, 11/01/21		1,900	2,401,590
7.63%, 11/01/21(b)	USD	1,910	1,948,582
Gas Natural Fenosa Finance BV, (EUR Swap Annual 8 Year + 3.35%), 4.13%(g)(h)	EUR	1,500	1,947,074
Gestamp Funding Luxembourg SA, 3.50%, 05/15/23		100	125,186
Grupo-Antolin Irausa SA, 3.25%, 04/30/24		300	370,383
Inmobiliaria Colonial Socimi SA:
1.63%, 11/28/25		2,500	2,982,440
2.50%, 11/28/29		3,300	3,984,243
Masaria Investments SAU, 5.00%, 09/15/24		2,971	3,614,688
Repsol International Finance BV(g):
(EUR Swap Annual 6 Year + 3.56%), 3.88%(h)		150	194,118
(EUR Swap Annual 10 Year + 4.20%), 4.50%, 03/25/75		450	596,436
Telefonica Emisiones SAU:
4.67%, 03/06/38	USD	6,555	6,501,020
4.90%, 03/06/48		10,000	9,918,287
Telefonica Europe BV(g)(h):
(EUR Swap Annual 5 Year + 3.81%), 4.20%	EUR	1,300	1,652,534
(EUR Swap Annual 8 Year + 5.59%), 7.63%		400	580,788
(EUR Swap Annual 5 Year + 2.33%), 2.63%		200	238,282
(EUR Swap Annual 10 Year + 4.30%), 5.88%		3,500	4,843,211

			99,724,085
Sweden — 0.2%
Akelius Residential Property AB, (EUR Swap Annual 5 Year + 3.49%), 3.88%, 10/05/78(g)		100	122,270
Fastighets AB Balder, (EUR Swap Annual 5 Year + 2.90%), 3.00%, 03/07/78(g)		100	118,266
Intrum Justitia AB, 2.75%, 07/15/22		380	454,352
Nordea Bank AB, (USD Swap Rate 5 Year + 3.56%), 5.50%(g)(h)	USD	2,380	2,394,875
Ovako AB, 5.00%, 10/05/22	EUR	300	371,262
Volvo Car AB, 2.00%, 01/24/25		3,400	4,096,315

			7,557,340
Switzerland — 2.5%
Credit Suisse Group AG(g)(h):
(USD Swap Semi 5 Year + 5.11%), 7.13%	USD	1,420	1,489,580

Security	Par (000)		Value
Switzerland (continued)
(USD Swap Semi 5 Year + 3.46%), 6.25%(b)	USD	30,813	$31,553,621
ELM BV for Helvetia Schweizerische Versicherungsgesellschaft AG, (EURIBOR 3 Month + 3.65%), 3.38%, 09/29/47(g)	EUR	2,100	2,655,789
Novartis Capital Corp., 3.10%, 05/17/27	USD	2,720	2,607,061
Syngenta Finance NV(b):
5.18%, 04/24/28(i)		12,741	12,535,700
5.68%, 04/24/48		15,000	14,273,894
UBS AG, (EURIBOR 3 Month + 0.50%), 0.17%, 04/23/21(g)	EUR	6,825	8,299,761
UBS Group AG(g)(h):
(USD Swap Rate 5 Year + 5.50%), 6.87%	USD	11,769	12,357,450
(USD Swap Semi 5 Year + 5.88%), 7.13%		1,420	1,503,425
(EUR Swap Annual 5 Year + 5.29%), 5.75%	EUR	2,300	3,108,533
(USD Swap Semi 5 Year + 4.59%), 6.87%	USD	4,471	4,705,728
UBS Group Funding Switzerland AG, (USD Swap Semi 5 Year + 2.43%), 5.00%(g)(h)		5,475	5,016,469

			100,107,011
Thailand — 0.0%
PTTEP Treasury Center Co. Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.72%), 4.60%(g)(h)		825	806,753

Turkey — 0.3%
Turkish Airlines Pass-Through Trust, Series 2015-1, Class A, 4.20%, 03/15/27(b)		12,405	11,691,589

United Arab Emirates — 0.1%
Abu Dhabi National Energy Co. PJSC, 3.63%, 01/12/23		1,300	1,268,504
Alpha Star Holding V Ltd., 6.63%, 04/18/23		600	591,292
Emirates Reit Sukuk Ltd., 5.13%, 12/12/22		800	782,960
Noor Sukuk Co. Ltd., 4.47%, 04/24/23		600	597,048

			3,239,804
United Kingdom — 5.4%
AA Bond Co. Ltd.:
4.25%, 07/31/20	GBP	100	142,537
2.88%, 01/31/22		100	135,806
Algeco Global Finance 2 plc, 10.00%, 08/15/23(b)	USD	200	202,000
Algeco Global Finance plc, 8.00%, 02/15/23(b)		608	620,920
Alpha 3 BV, 6.25%, 02/01/25(b)		600	607,500
Anglo American Capital plc, 4.50%, 03/15/28(b)		15,000	14,701,074
Ardonagh Midco 3 plc:
8.38%, 07/15/23	GBP	5,400	7,757,121
8.63%, 07/15/23(b)	USD	390	401,700
Arrow Global Finance plc:
5.13%, 09/15/24	GBP	400	547,865
(EURIBOR 3 Month + 3.75%), 3.75%, 03/01/26(g)	EUR	1,493	1,789,425
AstraZeneca plc, 3.13%, 06/12/27	USD	6,010	5,672,849
Barclays plc:
4.38%, 09/11/24		510	497,699
(EUR Swap Annual 5 Year + 2.45%), 2.63%, 11/11/25(g)	EUR	100	124,903
5.20%, 05/12/26	USD	9,800	9,794,492
3.25%, 01/17/33	GBP	4,075	5,340,602
BAT Capital Corp., (EURIBOR 3 Month + 0.50%), 0.17%, 08/16/21(g)	EUR	2,440	2,954,022
Cabot Financial Luxembourg SA, 7.50%, 10/01/23	GBP	1,300	1,899,491
Coca-Cola European Partners plc, (EURIBOR 3 Month + 0.18%), 0.00%, 11/16/21(g)	EUR	2,440	2,955,938
Corral Petroleum Holdings AB, 11.75% ( 11.75% Cash or 13.25% PIK), 05/15/21(g)(k)		1,110	1,435,191
CPUK Finance Ltd.:
4.25%, 08/28/22	GBP	450	622,655
4.88%, 08/28/25		150	207,723

9

Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock Global Long/Short Credit Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value
United Kingdom (continued)
Diageo Finance plc, 0.00%, 11/17/20	EUR	2,380	$2,871,688
EC Finance plc, 2.38%, 11/15/22		100	121,247
Fiat Chrysler Automobiles NV, 3.75%, 03/29/24		200	267,159
Fiat Chrysler Finance Europe SA, 4.75%, 07/15/22		310	424,991
GKN Holdings plc, 3.38%, 05/12/32	GBP	1,600	2,242,831
Global Switch Holdings Ltd., 2.25%, 05/31/27	EUR	1,100	1,348,617
HBOS Capital Funding LP, 6.85%(h)	USD	10,041	10,168,521
HSBC Holdings plc(g)(h):
(USD Swap Rate 5 Year + 3.45%), 6.25%		3,600	3,649,536
(USD Swap Rate 5 Year + 3.71%), 6.38%		2,700	2,763,450
(USD Swap Rate 5 Year + 3.75%), 6.00%		18,959	18,725,804
(USD Swap Rate 5 Year + 3.61%), 6.50%		300	304,533
Imperial Brands Finance plc, 0.50%, 07/27/21	EUR	1,600	1,940,743
Jerrold Finco plc:
6.25%, 09/15/21	GBP	2,500	3,534,677
6.13%, 01/15/24		4,752	6,566,199
Ladbrokes Group Finance plc, 5.13%, 09/08/23		330	483,341
National Westminster Bank plc, Series C , (LIBOR USD 3 Month + 0.25%), 2.25%(g)(h)	USD	5,800	5,188,100
Noble Holding International Ltd.:
7.75%, 01/15/24		106	99,375
7.95%, 04/01/25		111	99,345
7.88%, 02/01/26(b)		501	504,757
Phoenix Group Holdings, (U.K. Government Bonds 5 Year Note Generic Bid Yield + 4.17%), 5.75%(g)(h)	GBP	1,000	1,348,142
Pinnacle Bidco plc, 6.38%, 02/15/25		2,943	4,118,277
Pizzaexpress Financing 2 plc, 6.63%, 08/01/21		2,080	2,683,056
Royal Bank of Scotland Group plc, (USD Swap Semi 5 Year + 7.60%), 8.62%(g)(h)	USD	10,350	11,333,250
Santander UK Group Holdings plc, (GBP Swap 5 Year + 5.54%), 7.38%(g)(h)	GBP	2,300	3,446,156
Santander UK plc, 5.00%, 11/07/23(b)	USD	16,757	17,200,642
Shop Direct Funding plc, 7.75%, 11/15/22	GBP	5,100	5,989,585
Stonegate Pub Co. Financing plc, 4.88%, 03/15/22		100	136,362
Tesco plc:
5.00%, 03/24/23		1,300	1,994,064
5.50%, 01/13/33		203	330,263
Tullow Oil Jersey Ltd., 6.63%, 07/12/21(j)	USD	5,600	7,154,000
Series NUnique Pub Finance Co. plc (The), 6.46%, 03/30/32	GBP	3,995	5,340,617
Virgin Media Finance plc, 5.75%, 01/15/25(b)	USD	1,140	1,080,150
Virgin Media Receivables Financing Notes I DAC, 5.50%, 09/15/24	GBP	4,519	6,159,100
Virgin Media Secured Finance plc:
5.50%, 01/15/25		270	380,405
4.88%, 01/15/27		108	146,004
6.25%, 03/28/29		3,385	4,916,641
Viridian Group FinanceCo plc, 4.75%, 09/15/24		600	781,853
Vodafone Group plc, 0.00%, 11/26/20(j)(l)		10,600	14,188,210
Vue International Bidco plc, 7.88%, 07/15/20		505	704,132
Wellcome Trust Ltd. (The), 2.52%, 02/07/2118		3,650	4,893,969
ZPG plc, 3.75%, 07/15/23		183	243,408

			214,284,713
United States — 34.5%
Acadia Healthcare Co., Inc., 5.63%, 02/15/23	USD	261	263,688
Acrisure LLC, 7.00%, 11/15/25(b)		155	146,506
Adient Global Holdings Ltd., 3.50%, 08/15/24	EUR	490	599,091
ADT Corp. (The):
6.25%, 10/15/21	USD	166	173,055
3.50%, 07/15/22		176	164,450
4.13%, 06/15/23		255	238,586
4.88%, 07/15/32(b)		411	340,102
Advanced Micro Devices, Inc., 7.50%, 08/15/22		13,859	15,140,957

Security	Par (000)		Value
United States (continued)
AES Corp.:
4.50%, 03/15/23	USD	94	$94,470
4.88%, 05/15/23		7	7,044
5.50%, 04/15/25		44	44,990
6.00%, 05/15/26		100	104,500
5.13%, 09/01/27		259	262,885
Air Medical Group Holdings, Inc., 6.38%, 05/15/23(b)		46	44,045
Aircastle Ltd., 5.50%, 02/15/22		712	744,040
Alliant Holdings Intermediate LLC, 8.25%, 08/01/23(b)		956	991,257
Allison Transmission, Inc., 5.00%, 10/01/24(b)		250	245,550
Ally Financial, Inc., 8.00%, 11/01/31		1,205	1,464,316
Altice US Finance I Corp., 5.38%, 07/15/23(b)		1,470	1,471,837
AMC Networks, Inc.:
5.00%, 04/01/24		356	347,990
4.75%, 08/01/25		30	28,500
American Airlines Group, Inc., 4.63%, 03/01/20(b)		8,135	8,196,012
American Airlines Pass-Through Trust:
Series 2013-1, Class C, 6.13%, 07/15/18(b)		12,304	12,358,039
Series 2001-01, 6.98%, 05/23/21		7,392	7,659,604
Series 2017-1, Class B, 4.95%, 02/15/25		7,854	8,050,115
American Tire Distributors, Inc., 10.25%, 03/01/22(b)		201	106,027
Andeavor Logistics LP:
6.25%, 10/15/22		1,770	1,847,437
3.50%, 12/01/22		800	787,019
4.25%, 12/01/27		925	899,764
5.20%, 12/01/47		1,515	1,499,846
Apergy Corp., 6.38%, 05/01/26(b)		59	59,885
APX Group, Inc.:
8.75%, 12/01/20		236	232,755
7.88%, 12/01/22		360	362,700
Aramark Services, Inc.:
5.13%, 01/15/24		512	520,960
4.75%, 06/01/26		250	242,500
5.00%, 02/01/28(b)		58	56,477
Arconic, Inc.:
5.87%, 02/23/22		480	502,200
5.13%, 10/01/24		1,101	1,116,486
5.95%, 02/01/37		60	60,581
Asbury Automotive Group, Inc., 6.00%, 12/15/24		284	283,290
Ascend Learning LLC, 6.88%, 08/01/25(b)		362	368,335
Ascent Resources Utica Holdings LLC, 10.00%, 04/01/22(b)		282	303,150
AssuredPartners, Inc., 7.00%, 08/15/25(b)		45	44,437
Avantor, Inc.(b):
6.00%, 10/01/24		11,434	11,491,170
9.00%, 10/01/25		12,043	12,193,537
Avis Budget Car Rental LLC, 5.13%, 06/01/22(b)		400	398,000
AXA Equitable Holdings, Inc.(b):
3.90%, 04/20/23		15,000	14,948,900
4.35%, 04/20/28		20,000	19,547,254
Axalta Coating Systems Dutch Holding B BV, 3.75%, 01/15/25	EUR	100	127,074
B&G Foods, Inc., 5.25%, 04/01/25	USD	34	31,110
Ball Corp., 4.00%, 11/15/23		420	411,600
Bank of America Corp.(g):
(EURIBOR 3 Month + 0.78%), 0.45%, 05/04/23	EUR	2,440	2,968,776
(EURIBOR 3 Month + 0.70%), 0.37%, 04/25/24		4,050	4,890,887
(EURIBOR 3 Month + 0.89%), 1.66%, 04/25/28		2,450	2,968,082
(LIBOR USD 3 Month + 1.07%), 3.97%, 03/05/29(i)	USD	10,000	9,811,446
BBA US Holdings, Inc., 5.38%, 05/01/26(b)		159	159,887
Beacon Roofing Supply, Inc., 4.88%, 11/01/25(b)		281	265,545
Belden, Inc., 4.13%, 10/15/26		100	126,816
Berry Global, Inc., 4.50%, 02/15/26(b)		98	93,590

10

Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock Global Long/Short Credit Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value
United States (continued)
Berry Petroleum Co. LLC, 7.00%, 02/15/26(b)	USD	53	$54,325
Big River Steel LLC, 7.25%, 09/01/25(b)		155	161,587
Blackstone CQP Holdco LP(b):
6.50%, 03/20/21		10,311	10,362,555
6.00%, 08/18/21		1,673	1,677,182
Blue Cube Spinco, Inc., 10.00%, 10/15/25		452	529,970
BlueLine Rental Finance Corp., 9.25%, 03/15/24(b)		982	1,044,308
BMC Software Finance, Inc., 8.13%, 07/15/21(b)		237	236,407
Booz Allen Hamilton, Inc., 5.13%, 05/01/25(b)		133	131,337
Boyne USA, Inc., 7.25%, 05/01/25(b)		46	47,509
Brand Industrial Services, Inc., 8.50%, 07/15/25(b)		273	281,872
Broadcom Corp.(i):
3.00%, 01/15/22		15,000	14,624,145
3.63%, 01/15/24		15,000	14,572,534
3.88%, 01/15/27		15,000	14,321,851
BWAY Holding Co.(b):
5.50%, 04/15/24		449	451,245
7.25%, 04/15/25		335	343,861
Cablevision Systems Corp., 5.88%, 09/15/22		6,200	6,107,000
Caesars Resort Collection LLC, 5.25%, 10/15/25(b)		238	227,290
California Resources Corp., 8.00%, 12/15/22(b)		238	204,680
Callon Petroleum Co., 6.13%, 10/01/24		178	181,560
Calpine Corp.:
5.38%, 01/15/23		156	149,565
5.25%, 06/01/26(b)		1,068	1,021,942
Calumet Specialty Products Partners LP:
6.50%, 04/15/21		18	17,775
7.63%, 01/15/22		96	94,560
Capital One Financial Corp., 4.25%, 04/30/25		15,000	15,009,953
Carrizo Oil & Gas, Inc.:
6.25%, 04/15/23		224	229,600
8.25%, 07/15/25		58	62,206
Catalent Pharma Solutions, Inc., 4.88%, 01/15/26(b)		256	249,280
CB Escrow Corp., 8.00%, 10/15/25(b)		25	23,750
CCO Holdings LLC:
5.13%, 02/15/23		390	391,755
4.00%, 03/01/23(b)		326	314,590
5.13%, 05/01/27(b)		1,728	1,619,084
5.00%, 02/01/28(b)		22	20,315
CDK Global, Inc., 4.88%, 06/01/27		76	72,960
CDW LLC, 5.00%, 09/01/25		1,065	1,060,953
Centene Corp., 6.13%, 02/15/24		713	746,867
CenturyLink, Inc.:
Series S, 6.45%, 06/15/21(i)		20,324	20,768,587
Series W, 6.75%, 12/01/23(i)		27,550	27,343,375
Series Y, 7.50%, 04/01/24(i)		24,508	24,998,160
5.63%, 04/01/25		814	748,880
Cequel Communications Holdings I LLC(b):
5.13%, 12/15/21		1,604	1,585,634
7.50%, 04/01/28		279	282,836
CF Industries, Inc., 4.95%, 06/01/43		39	32,662
Change Healthcare Holdings LLC, 5.75%, 03/01/25(b)		176	172,040
Charles River Laboratories International, Inc., 5.50%, 04/01/26(b)		74	75,273
Charter Communications Operating LLC:
5.75%, 04/01/48		20,710	20,539,828
6.83%, 10/23/55		7,600	8,478,965
Chemours Co. (The):
6.63%, 05/15/23		245	257,556
5.38%, 05/15/27		117	115,830
Cheniere Corpus Christi Holdings LLC:
7.00%, 06/30/24		380	415,629
5.88%, 03/31/25		187	192,789
5.13%, 06/30/27		273	266,175

Security	Par (000)		Value
United States (continued)
Cheniere Energy Partners LP, 5.25%, 10/01/25(b)	USD	310	$303,025
Chesapeake Energy Corp.(b):
8.00%, 12/15/22		623	660,380
8.00%, 01/15/25		71	68,834
8.00%, 06/15/27		779	749,788
Chobani LLC, 7.50%, 04/15/25(b)		175	175,875
Churchill Downs, Inc., 4.75%, 01/15/28(b)		46	43,355
Cincinnati Bell, Inc., 7.00%, 07/15/24(b)		394	361,456
CIT Group, Inc.:
5.00%, 08/01/23		1,064	1,082,620
5.25%, 03/07/25		102	104,167
6.13%, 03/09/28		64	66,240
Citigroup, Inc.(g):
(LIBOR USD 3 Month + 0.95%), 3.31%, 07/24/23(i)		9,535	9,635,690
(LIBOR USD 3 Month + 1.19%), 4.08%, 04/23/29		10,000	9,823,422
Clear Channel International BV, 8.75%, 12/15/20(b)		248	258,540
Clear Channel Worldwide Holdings, Inc.:
Series B, 7.63%, 03/15/20		828	830,070
Series B, 6.50%, 11/15/22		1,766	1,807,942
Cleveland-Cliffs, Inc., 4.88%, 01/15/24(b)		162	157,950
CNX Resources Corp., 5.88%, 04/15/22		5,590	5,617,950
Colfax Corp., 3.25%, 05/15/25	EUR	200	243,742
CommScope Technologies LLC, 5.00%, 03/15/27(b)	USD	219	209,692
Community Health Systems, Inc., 6.25%, 03/31/23		204	186,150
Concho Resources, Inc., 4.88%, 10/01/47		10,000	10,167,360
CONSOL Energy, Inc., 11.00%, 11/15/25(b)		352	369,600
Continental Airlines Pass-Through Trust, Series 2012-2, Class A, 4.00%, 10/29/24		2,163	2,174,639
Continental Resources, Inc.:
3.80%, 06/01/24		150	146,250
4.38%, 01/15/28(b)		63	61,937
4.90%, 06/01/44		218	213,640
Core & Main LP, 6.13%, 08/15/25(b)		465	455,700
CoreCivic, Inc., 4.75%, 10/15/27		138	129,030
Coty, Inc., 4.00%, 04/15/23	EUR	100	122,009
Covey Park Energy LLC, 7.50%, 05/15/25(b)	USD	394	395,970
Cox Communications, Inc.(b):
2.95%, 06/30/23		7,126	6,798,209
4.50%, 06/30/43		4,035	3,569,765
4.60%, 08/15/47		19,000	17,878,732
Crown Americas LLC:
4.50%, 01/15/23		215	211,506
4.75%, 02/01/26(b)		348	335,820
Crown European Holdings SA, 2.25%, 02/01/23(b)	EUR	100	121,951
CrownRock LP, 5.63%, 10/15/25(b)	USD	427	421,662
CSC Holdings LLC:
10.13%, 01/15/23(b)(i)		28,698	31,818,907
5.25%, 06/01/24		1,115	1,044,616
10.88%, 10/15/25(b)		550	644,875
CSI Compressco LP, 7.50%, 04/01/25(b)		192	192,960
CVS Health Corp., 2.88%, 06/01/26(i)		30,993	28,290,764
CyrusOne LP:
5.00%, 03/15/24		94	94,235
5.38%, 03/15/27		42	42,000
Darling Global Finance BV, 4.75%, 05/30/22	EUR	599	741,509
DCP Midstream Operating LP, 6.75%, 09/15/37(b)	USD	310	335,962
Dell International LLC(b):
5.88%, 06/15/21(i)		12,850	13,220,528
7.13%, 06/15/24		460	489,900
Series 2015-1, Class BDelta Air Lines Pass-Through Trust, 4.25%, 07/30/23		15,850	16,008,241
Denbury Resources, Inc., 9.25%, 03/31/22(b)		352	367,400
Diamond BC BV, 5.63%, 08/15/25	EUR	100	115,392
Diamond Offshore Drilling, Inc., 7.88%, 08/15/25	USD	80	82,100

11

Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock Global Long/Short Credit Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value
United States (continued)
Diamondback Energy, Inc.:
4.75%, 11/01/24	USD	47	$46,751
5.38%, 05/31/25		183	185,287
Discovery Communications LLC:
5.00%, 09/20/37		10,000	9,795,941
5.20%, 09/20/47		9,000	8,802,681
DISH DBS Corp.:
6.75%, 06/01/21		160	159,200
5.88%, 07/15/22		105	96,574
5.88%, 11/15/24		22	18,727
7.75%, 07/01/26		1,012	920,288
DJO Finance LLC, 8.13%, 06/15/21(b)		806	807,007
Dollar Tree, Inc., 5.75%, 03/01/23		430	448,576
DPL, Inc., 7.25%, 10/15/21		22	23,927
Eldorado Resorts, Inc., 6.00%, 04/01/25		87	86,239
Embarq Corp., 8.00%, 06/01/36		42	39,895
Endeavor Energy Resources LP(b):
5.50%, 01/30/26		77	77,385
5.75%, 01/30/28		159	159,795
Endo Dac, 6.00%, 07/15/23(b)		378	274,995
Energy Transfer Equity LP:
4.25%, 03/15/23		338	326,170
5.88%, 01/15/24		202	206,292
5.50%, 06/01/27		44	44,000
EnLink Midstream Partners LP, 5.60%, 04/01/44		10,000	9,761,958
Ensco plc, 7.75%, 02/01/26		400	377,000
Entegris, Inc., 4.63%, 02/10/26(b)		164	158,260
Envision Healthcare Corp.:
5.63%, 07/15/22		672	673,680
6.25%, 12/01/24(b)		4,790	4,981,600
EP Energy LLC:
9.38%, 05/01/20		6	5,700
9.38%, 05/01/24(b)		325	248,625
8.00%, 11/29/24(b)		305	315,675
Equinix, Inc.:
2.88%, 03/15/24	EUR	316	379,999
2.88%, 10/01/25		1,739	2,039,116
5.88%, 01/15/26	USD	520	538,200
ESH Hospitality, Inc., 5.25%, 05/01/25(b)		151	147,602
Extraction Oil & Gas, Inc.(b):
7.38%, 05/15/24		416	434,720
5.63%, 02/01/26		73	71,014
Federal-Mogul LLC, 5.00%, 07/15/24	EUR	1,400	1,770,945
First Data Corp.(b):
7.00%, 12/01/23	USD	3,079	3,221,804
5.00%, 01/15/24		641	645,808
Five Point Operating Co. LP, 7.88%, 11/15/25(b)		109	111,725
Flexi-Van Leasing, Inc., 10.00%, 02/15/23(b)		119	118,405
Ford Motor Co., 5.29%, 12/08/46(i)		10,000	9,607,191
Ford Motor Credit Co. LLC, (EURIBOR 3 Month + 0.42%), 0.09%, 12/07/22(g)	EUR	1,300	1,563,600
Freeport-McMoRan, Inc.:
3.10%, 03/15/20	USD	7,795	7,697,562
3.55%, 03/01/22		26	25,090
3.88%, 03/15/23		764	732,485
5.45%, 03/15/43		832	757,120
Frontier Communications Corp.:
10.50%, 09/15/22		55	48,383
7.13%, 01/15/23		180	128,700
6.88%, 01/15/25		460	281,750
11.00%, 09/15/25		390	299,325
8.50%, 04/01/26(b)(i)		5,822	5,661,895
Gartner, Inc., 5.13%, 04/01/25(b)		175	175,385
Gates Global LLC, 6.00%, 07/15/22(b)		398	402,975

Security	Par (000)		Value
United States (continued)
General Electric Co., (EURIBOR 3 Month + 0.30%), 0.00%, 05/28/20(g)	EUR	2,440	$2,951,017
General Motors Co., 5.40%, 04/01/48(i)	USD	10,000	9,761,412
General Motors Financial Co., Inc.(g):
(EURIBOR 3 Month + 0.68%), 0.35%, 05/10/21	EUR	2,440	2,969,174
(EURIBOR 3 Month + 0.55%), 0.22%, 03/26/22		3,000	3,627,198
Genesis Energy LP:
6.50%, 10/01/25	USD	91	89,407
6.25%, 05/15/26		138	131,790
Genesys Telecommunications Laboratories, Inc., 10.00%, 11/30/24(b)		535	591,175
GEO Group, Inc. (The), 5.88%, 10/15/24		462	459,690
GLP Capital LP:
5.38%, 11/01/23		150	155,063
5.38%, 04/15/26		22	22,165
Golden Nugget, Inc., 6.75%, 10/15/24(b)		304	308,560
Goldman Sachs Group, Inc. (The), (EURIBOR 3 Month + 0.46%), 0.13%, 12/31/18(g)	EUR	2,440	2,952,909
Great Western Petroleum LLC, 9.00%, 09/30/21(b)	USD	326	335,780
Greystar Real Estate Partners LLC, 5.75%, 12/01/25(b)		152	150,480
Grinding Media, Inc., 7.38%, 12/15/23(b)		67	70,769
Group 1 Automotive, Inc., 5.25%, 12/15/23(b)		38	37,525
GTT Communications, Inc., 7.88%, 12/31/24(b)		95	97,138
Gulfport Energy Corp., 6.38%, 05/15/25		329	315,738
Halcon Resources Corp.:
6.75%, 02/15/25		392	391,510
6.75%, 02/15/25(b)		72	71,550
Harland Clarke Holdings Corp., 8.38%, 08/15/22(b)		116	118,610
HCA, Inc.:
5.88%, 03/15/22		212	223,395
4.75%, 05/01/23		967	974,165
5.88%, 05/01/23		127	132,398
5.25%, 04/15/25		2,376	2,405,700
5.50%, 06/15/47		220	207,900
HD Supply, Inc., 5.75%, 04/15/24(b)		1,522	1,598,100
Herc Rentals, Inc.(b):
7.50%, 06/01/22		9,827	10,416,620
7.75%, 06/01/24		752	811,784
Hertz Corp. (The), 7.63%, 06/01/22(b)		264	268,950
Hertz Holdings Netherlands BV, 5.50%, 03/30/23	EUR	6,709	8,151,614
Hess Corp.:
6.00%, 01/15/40(i)	USD	10,000	10,449,630
5.80%, 04/01/47		14,129	14,636,742
Hess Infrastructure Partners LP, 5.63%, 02/15/26(b)		252	254,520
Hewlett Packard Enterprise Co., 6.35%, 10/15/45		16,774	17,234,956
Hexion, Inc., 6.63%, 04/15/20		186	174,607
Hilton Domestic Operating Co., Inc.:
4.25%, 09/01/24		56	53,813
5.13%, 05/01/26(b)		236	236,000
Hilton Worldwide Finance LLC, 4.63%, 04/01/25		24	23,275
Howard Hughes Corp. (The), 5.38%, 03/15/25(b)		420	418,950
HUB International Ltd.(b):
7.88%, 10/01/21		630	656,586
7.00%, 05/01/26		323	323,404
Hughes Satellite Systems Corp., 5.25%, 08/01/26		430	420,325
Huntsman International LLC, 5.13%, 11/15/22		298	309,115
Icahn Enterprises LP:
6.00%, 08/01/20		49	50,041
6.25%, 02/01/22		585	596,700
6.75%, 02/01/24		148	151,330
6.38%, 12/15/25		129	129,323
IHS Markit Ltd.(b):
4.75%, 02/15/25		122	122,622

12

Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock Global Long/Short Credit Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value
United States (continued)
4.00%, 03/01/26	USD	106	$101,530
Indigo Natural Resources LLC, 6.88%, 02/15/26(b)		78	74,880
Infinity Acquisition LLC, 7.25%, 08/01/22(b)		36	35,640
Infor US, Inc., 6.50%, 05/15/22		1,799	1,825,985
Informatica LLC, 7.13%, 07/15/23(b)(i)		28,764	28,764,000
International Game Technology plc, 4.75%, 02/15/23	EUR	100	132,491
IQVIA, Inc.:
4.88%, 05/15/23(b)	USD	134	135,675
3.25%, 03/15/25	EUR	100	122,573
IRB Holding Corp., 6.75%, 02/15/26(b)	USD	90	86,850
Iron Mountain UK plc, 3.88%, 11/15/25	GBP	130	170,239
Iron Mountain, Inc.:
4.38%, 06/01/21(b)	USD	380	380,000
3.00%, 01/15/25	EUR	600	716,771
iStar, Inc.:
4.63%, 09/15/20	USD	29	28,891
6.00%, 04/01/22		35	35,000
5.25%, 09/15/22		135	130,950
Itron, Inc., 5.00%, 01/15/26(b)		19	18,668
Jagged Peak Energy LLC, 5.88%, 05/01/26(b)		96	96,360
Jaguar Holding Co. II, 6.38%, 08/01/23(b)		1,104	1,117,800
JB Poindexter & Co., Inc., 7.13%, 04/15/26(b)		59	60,033
Jeld-Wen, Inc., 4.63%, 12/15/25(b)		81	77,558
JPMorgan Chase & Co.(g):
(LIBOR USD 3 Month + 1.12%), 4.00%, 04/23/29(i)		10,000	9,813,915
Series W, (LIBOR USD 3 Month + 1.00%), 2.84%, 05/15/47		18,798	16,890,003
K. Hovnanian Enterprises, Inc., 10.00%, 07/15/22(b)		155	166,044
KAR Auction Services, Inc., 5.13%, 06/01/25(b)		196	190,120
KFC Holding Co.(b):
5.25%, 06/01/26		86	86,430
4.75%, 06/01/27		429	409,695
Kindred Healthcare, Inc.:
8.00%, 01/15/20(i)		7,000	7,498,750
6.38%, 04/15/22		1,750	1,795,938
8.75%, 01/15/23(i)		10,804	11,573,785
KLX, Inc., 5.88%, 12/01/22(b)		795	829,781
Kraft Heinz Foods Co., 4.13%, 07/01/27	GBP	665	991,464
Kratos Defense & Security Solutions, Inc., 6.50%, 11/30/25(b)	USD	173	179,669
Kroger Co. (The):
4.45%, 02/01/47(i)		10,000	9,139,476
4.65%, 01/15/48		5,000	4,697,379
L Brands, Inc.:
6.88%, 11/01/35		362	340,280
6.75%, 07/01/36		10	9,375
Ladder Capital Finance Holdings LLLP(b):
5.25%, 03/15/22		16	16,000
5.25%, 10/01/25		261	248,602
Lennar Corp.:
5.38%, 10/01/22(b)		610	631,350
4.75%, 11/15/22		370	370,396
4.75%, 11/29/27(b)		405	381,712
Level 3 Financing, Inc.:
5.38%, 08/15/22		150	150,750
5.13%, 05/01/23		669	662,310
5.38%, 01/15/24		1,120	1,108,800
5.25%, 03/15/26		42	40,622
Levi Strauss & Co., 3.38%, 03/15/27	EUR	100	123,628
Lions Gate Capital Holdings LLC, 5.88%, 11/01/24(b)(i)	USD	7,000	7,166,250
Live Nation Entertainment, Inc., 4.88%, 11/01/24(b)		25	24,469
LKQ Italia Bondco SpA, 3.88%, 04/01/24	EUR	200	254,804
Mallinckrodt International Finance SA(b):
4.88%, 04/15/20	USD	220	210,100

Security	Par (000)		Value
United States (continued)
5.50%, 04/15/25	USD	614	$461,651
Masonite International Corp., 5.63%, 03/15/23(b)		525	540,750
Matador Resources Co., 6.88%, 04/15/23		167	174,515
Mattel, Inc.:
4.35%, 10/01/20		7,000	6,877,500
6.75%, 12/31/25(b)(i)		21,516	20,947,978
6.20%, 10/01/40		49	41,527
5.45%, 11/01/41		29	23,200
Matthews International Corp., 5.25%, 12/01/25(b)		54	52,920
McDermott Escrow 1, Inc., 10.63%, 05/01/24(b)		141	142,424
MDC Holdings, Inc., 6.00%, 01/15/43		135	125,550
MDC Partners, Inc., 6.50%, 05/01/24(b)		464	456,460
Meredith Corp., 6.88%, 02/01/26(b)		596	602,675
Meritage Homes Corp., 5.13%, 06/06/27		199	188,801
MGM Growth Properties Operating Partnership LP:
5.63%, 05/01/24		770	785,415
4.50%, 09/01/26		593	557,420
4.50%, 01/15/28		36	33,120
MGM Resorts International:
6.75%, 10/01/20		304	323,000
6.63%, 12/15/21		1,404	1,502,280
Micron Technology, Inc., 5.25%, 01/15/24(b)(i)		19,876	20,680,978
Midcontinent Communications, 6.88%, 08/15/23(b)		78	81,900
Mobile Mini, Inc., 5.88%, 07/01/24		324	334,530
Molson Coors Brewing Co., (EURIBOR 3 Month + 0.35%), 0.02%, 03/15/19(g)	EUR	2,440	2,948,624
MPH Acquisition Holdings LLC, 7.13%, 06/01/24(b)	USD	370	377,400
MPLX LP:
4.70%, 04/15/48		15,000	14,196,157
4.90%, 04/15/58		10,000	9,351,349
Mylan, Inc., 5.20%, 04/15/48(b)		15,000	14,540,870
Nabors Industries, Inc.:
4.63%, 09/15/21		45	43,987
5.75%, 02/01/25(b)		115	108,963
Navient Corp.:
6.50%, 06/15/22		241	247,628
5.50%, 01/25/23		640	630,208
6.75%, 06/25/25		69	69,690
Navistar International Corp., 6.63%, 11/01/25(b)		233	241,738
Netflix, Inc.:
4.38%, 11/15/26		209	195,350
5.88%, 11/15/28(b)		7,763	7,743,593
New Enterprise Stone & Lime Co., Inc., 6.25%, 03/15/26(b)		49	49,613
Newfield Exploration Co.:
5.63%, 07/01/24		20	21,200
5.38%, 01/01/26		225	233,156
NextEra Energy Operating Partners LP, 4.25%, 09/15/24(b)		152	146,680
NFP Corp., 6.88%, 07/15/25(b)		64	62,720
NGL Energy Partners LP:
5.13%, 07/15/19		2	2,000
6.88%, 10/15/21		411	411,514
NGPL PipeCo LLC(b):
4.38%, 08/15/22		73	72,635
7.77%, 12/15/37		390	469,950
Northwest Florida Timber Finance LLC, 4.75%, 03/04/29(b)		8,970	8,487,863
Novelis Corp., 6.25%, 08/15/24(b)		1,541	1,569,894
NRG Energy, Inc., 6.63%, 01/15/27		1,130	1,162,488
NRG Yield Operating LLC, 5.38%, 08/15/24		164	164,410
Nuance Communications, Inc.:
6.00%, 07/01/24		379	387,528

13

Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock Global Long/Short Credit Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value
United States (continued)
5.63%, 12/15/26	USD	240	$239,700
NVA Holdings, Inc., 6.88%, 04/01/26(b)		160	161,200
Oasis Petroleum, Inc.:
6.88%, 03/15/22		206	212,180
6.88%, 01/15/23		23	23,604
6.25%, 05/01/26(b)		82	82,000
Oceaneering International, Inc., 6.00%, 02/01/28		140	139,447
OI European Group BV, 4.00%, 03/15/23(b)		199	189,050
Olin Corp., 5.13%, 09/15/27		240	235,200
OneMain Financial Holdings LLC, 7.25%, 12/15/21(b)		77	79,695
Ortho-Clinical Diagnostics, Inc., 6.63%, 05/15/22(b)		14,003	13,862,970
Parsley Energy LLC(b):
5.38%, 01/15/25		390	390,975
5.63%, 10/15/27		2	2,025
PBF Holding Co. LLC, 7.25%, 06/15/25		148	153,550
PDC Energy, Inc., 5.75%, 05/15/26(b)		110	110,825
Penske Automotive Group, Inc., 5.50%, 05/15/26		390	378,300
Pilgrim’s Pride Corp.(b):
5.75%, 03/15/25		180	175,950
5.88%, 09/30/27		158	150,890
Pioneer Holdings LLC, 9.00%, 11/01/22(b)		153	157,590
Platform Specialty Products Corp.(b):
6.50%, 02/01/22		1,429	1,464,725
5.88%, 12/01/25		544	530,400
Polaris Intermediate Corp., 8.50% ( 8.50% Cash or 9.25% PIK), 12/01/22(b)(k)		2,289	2,323,335
Post Holdings, Inc.(b):
5.50%, 03/01/25		234	229,905
5.75%, 03/01/27		205	200,705
5.63%, 01/15/28		260	248,300
PQ Corp.(b):
6.75%, 11/15/22		569	601,718
5.75%, 12/15/25		329	325,710
Prime Security Services Borrower LLC, 9.25%, 05/15/23(b)		25,877	27,753,083
PTC, Inc., 6.00%, 05/15/24		150	157,125
PulteGroup, Inc.:
5.50%, 03/01/26		219	222,548
6.38%, 05/15/33		290	302,035
PVH Corp., 3.13%, 12/15/27	EUR	789	943,415
QEP Resources, Inc.:
5.38%, 10/01/22	USD	254	254,000
5.63%, 03/01/26		250	239,375
Qorvo, Inc.:
6.75%, 12/01/23		10,450	11,103,125
7.00%, 12/01/25		13,754	14,940,283
QUALCOMM, Inc.:
4.80%, 05/20/45		4,075	3,986,334
4.30%, 05/20/47		5,925	5,390,337
Qualitytech LP, 4.75%, 11/15/25(b)		390	367,575
Radiate Holdco LLC, 6.88%, 02/15/23(b)		46	44,505
Range Resources Corp.:
5.88%, 07/01/22		476	481,950
4.88%, 05/15/25		204	188,828
RBS Global, Inc., 4.88%, 12/15/25(b)		186	179,490
Realogy Group LLC, 4.88%, 06/01/23(b)		191	184,611
RegionalCare Hospital Partners Holdings, Inc., 8.25%, 05/01/23(b)		119	124,914
Reynolds Group Issuer, Inc.:
5.75%, 10/15/20		691	696,156
(LIBOR 3 Month + 3.50%), 5.85%, 07/15/21(b)(g)		520	527,150
7.00%, 07/15/24(b)		660	687,225

Security	Par (000)		Value
United States (continued)
Rite Aid Corp.:
6.75%, 06/15/21	USD	23,125	$23,558,594
6.13%, 04/01/23(b)		34,911	35,391,026
7.70%, 02/15/27		3,950	3,446,375
Rockies Express Pipeline LLC, 6.88%, 04/15/40(b)		428	494,340
Rowan Cos., Inc.:
4.75%, 01/15/24		1	857
7.38%, 06/15/25		295	285,413
Sabre GLBL, Inc., 5.38%, 04/15/23(b)		438	442,249
Sanchez Energy Corp.:
7.75%, 06/15/21		539	499,922
6.13%, 01/15/23		183	132,163
7.25%, 02/15/23(b)		88	88,880
SBA Communications Corp., 4.00%, 10/01/22(b)		347	330,518
Scientific Games International, Inc.:
10.00%, 12/01/22		904	974,331
5.00%, 10/15/25(b)		479	462,690
3.38%, 02/15/26	EUR	100	116,929
Sealed Air Corp., 5.25%, 04/01/23(b)	USD	355	363,875
Sensata Technologies BV, 5.00%, 10/01/25(b)		365	364,088
ServiceMaster Co. LLC (The), 5.13%, 11/15/24(b)		106	103,244
SESI LLC, 7.75%, 09/15/24(b)		180	186,300
Shea Homes LP, 5.88%, 04/01/23(b)		496	500,340
Silgan Holdings, Inc., 3.25%, 03/15/25	EUR	100	123,302
Silversea Cruise Finance Ltd., 7.25%, 02/01/25(b)	USD	32	33,850
Sirius XM Radio, Inc., 5.00%, 08/01/27(b)		153	145,733
Six Flags Entertainment Corp., 4.88%, 07/31/24(b)		426	416,287
SM Energy Co.:
6.50%, 01/01/23		378	378,945
5.00%, 01/15/24		51	48,578
5.63%, 06/01/25		70	67,550
6.75%, 09/15/26		14	14,245
Solera LLC, 10.50%, 03/01/24(b)		1,337	1,487,413
Southwestern Energy Co.:
6.45%, 01/23/25		107	104,860
7.50%, 04/01/26		171	175,703
7.75%, 10/01/27		152	156,940
Spectrum Brands, Inc., 5.75%, 07/15/25		250	249,763
Springleaf Finance Corp.:
5.63%, 03/15/23		52	51,480
6.88%, 03/15/25		212	214,120
Sprint Capital Corp.:
6.88%, 11/15/28		6,100	6,222,000
8.75%, 03/15/32		261	299,008
Sprint Communications, Inc., 7.00%, 03/01/20(b)		739	777,798
Sprint Corp.:
7.88%, 09/15/23		8,750	9,384,375
7.13%, 06/15/24		6,092	6,312,835
7.63%, 02/15/25		2,159	2,272,347
7.63%, 03/01/26		10,790	11,369,963
Sprint Spectrum Co. LLC, 5.15%, 03/20/28(b)		14,880	15,084,600
SPX FLOW, Inc., 5.63%, 08/15/24(b)		290	293,625
Standard Industries, Inc.(b):
5.50%, 02/15/23		169	174,492
5.38%, 11/15/24		21	21,276
Staples, Inc., 8.50%, 09/15/25(b)		21,279	19,895,865
Starwood Property Trust, Inc.:
5.00%, 12/15/21		292	295,495
4.75%, 03/15/25(b)		96	92,400

14

Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock Global Long/Short Credit Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value
United States (continued)
State Street Corp., (LIBOR USD 3 Month + 1.00%), 3.12%, 06/15/47(g)	USD	20,000	$18,130,000
Station Casinos LLC, 5.00%, 10/01/25(b)		77	73,728
Steel Dynamics, Inc., 5.13%, 10/01/21		1,160	1,180,648
SunCoke Energy Partners LP, 7.50%, 06/15/25(b)		126	129,465
Sunoco LP(b):
4.88%, 01/15/23		315	310,108
5.88%, 03/15/28		94	91,298
Surgery Center Holdings, Inc.(b):
8.88%, 04/15/21		114	117,135
6.75%, 07/01/25		177	167,265
Talen Energy Supply LLC, 6.50%, 06/01/25		153	111,308
Tallgrass Energy Partners LP(b):
5.50%, 09/15/24		3,785	3,841,775
5.50%, 01/15/28		352	351,120
Targa Resources Partners LP(b):
5.88%, 04/15/26		197	195,562
5.00%, 01/15/28		387	357,975
Team Health Holdings, Inc., 6.38%, 02/01/25(b)		395	343,650
Tempo Acquisition LLC, 6.75%, 06/01/25(b)		440	435,600
Tempur Sealy International, Inc., 5.63%, 10/15/23		154	154,770
Tenet Healthcare Corp.:
6.00%, 10/01/20		565	583,108
7.50%, 01/01/22(b)		364	383,565
8.13%, 04/01/22		655	682,019
6.75%, 06/15/23		474	466,001
4.63%, 07/15/24(b)		60	57,906
Terex Corp., 5.63%, 02/01/25(b)		400	398,000
TerraForm Power Operating LLC(b):
4.25%, 01/31/23		156	148,980
6.63%, 06/15/25(m)		170	181,475
5.00%, 01/31/28		157	146,010
Tesla, Inc., 5.30%, 08/15/25(b)		432	382,320
TIBCO Software, Inc., 11.38%, 12/01/21(b)		570	620,587
T-Mobile USA, Inc.:
6.38%, 03/01/25		1,178	1,236,900
4.50%, 02/01/26		115	110,688
4.75%, 02/01/28		100	96,230
TransDigm, Inc.:
6.00%, 07/15/22		823	833,288
6.50%, 07/15/24		504	512,505
6.38%, 06/15/26		29	29,145
Transocean, Inc.:
5.80%, 10/15/22		2	1,960
9.00%, 07/15/23(b)		1,195	1,289,166
7.50%, 01/15/26(b)		29	29,290
Travelport Corporate Finance plc, 6.00%, 03/15/26(b)		111	113,498
TRI Pointe Group, Inc., 5.25%, 06/01/27		321	304,950
Tronox Finance plc, 5.75%, 10/01/25(b)		51	49,598
Tutor Perini Corp., 6.88%, 05/01/25(b)		240	245,928
United Airlines Pass-Through Trust:
Series 2014-2, Class B, 4.63%, 09/03/22		6,837	6,877,025
Series 2013-1, Class A, 4.30%, 08/15/25		4,923	4,989,031
United Rentals North America, Inc.:
4.63%, 07/15/23		270	274,050
4.63%, 10/15/25		177	171,692
5.88%, 09/15/26		580	604,650
5.50%, 05/15/27		23	22,885
United States Steel Corp.:
6.88%, 08/15/25		202	206,040
6.25%, 03/15/26		187	185,598
Uniti Group LP, 8.25%, 10/15/23		270	258,525

Security	Par (000)		Value
United States (continued)
Univision Communications, Inc., 5.13%, 02/15/25(b)	USD	264	$244,200
US Airways Pass-Through Trust:
Series 2012-2, Class C, 5.45%, 06/03/18		12,800	12,816,000
Series 2012-1, Class B, 8.00%, 10/01/19		667	704,973
Series 2012-2, Class B, 6.75%, 06/03/21		2,318	2,455,122
Series 2013-1, Class B, 5.38%, 11/15/21		5,709	5,858,699
USA Compression Partners LP, 6.88%, 04/01/26(b)		165	168,300
USG Corp., 4.88%, 06/01/27(b)		289	289,000
USIS Merger Sub, Inc., 6.88%, 05/01/25(b)		23	23,000
Valeant Pharmaceuticals International, Inc.(b):
7.50%, 07/15/21		12,709	12,915,521
6.75%, 08/15/21		12,500	12,578,125
5.63%, 12/01/21		12,165	11,769,638
7.25%, 07/15/22		24	24,208
5.50%, 03/01/23		938	846,545
5.88%, 05/15/23		10,543	9,686,381
6.13%, 04/15/25		165	148,825
5.50%, 11/01/25		900	895,500
9.00%, 12/15/25		11,276	11,416,950
9.25%, 04/01/26		9,312	9,498,240
Vantiv LLC(b):
3.88%, 11/15/25	GBP	338	457,181
4.38%, 11/15/25	USD	200	191,000
Venator Finance Sarl, 5.75%, 07/15/25(b)		340	338,300
Veritas US, Inc., 7.50%, 02/01/23(b)		239	230,635
Verizon Communications, Inc.:
1.38%, 10/27/26	EUR	2,755	3,300,309
2.88%, 01/15/38		2,495	3,034,867
4.52%, 09/15/48(n)	USD	15,000	13,911,665
Vertiv Group Corp., 9.25%, 10/15/24(b)		460	464,600
VICI Properties 1 LLC, 8.00%, 10/15/23		178	197,512
Viking Cruises Ltd.(b):
6.25%, 05/15/25		269	270,345
5.88%, 09/15/27		413	398,545
Vistra Energy Corp.:
7.38%, 11/01/22		364	383,565
5.88%, 06/01/23		27	27,607
7.63%, 11/01/24		74	79,550
8.00%, 01/15/25(b)		152	164,730
8.13%, 01/30/26(b)		147	161,149
Vizient, Inc., 10.38%, 03/01/24(b)		279	308,993
W.R. Grace & Co. Conn., 5.13%, 10/01/21(b)		712	731,430
Wabash National Corp., 5.50%, 10/01/25(b)		192	187,200
Waste Pro USA, Inc., 5.50%, 02/15/26(b)		163	161,321
Weatherford International Ltd.:
7.75%, 06/15/21		657	647,145
8.25%, 06/15/23		216	203,040
9.88%, 02/15/24		242	232,925
Weekley Homes LLC, 6.63%, 08/15/25(b)		50	48,500
Western Digital Corp., 4.75%, 02/15/26		507	499,395
WEX, Inc., 4.75%, 02/01/23(b)		266	267,663
Whiting Petroleum Corp., 6.63%, 01/15/26(b)		229	234,725
WildHorse Resource Development Corp.:
6.88%, 02/01/25		118	119,770
6.88%, 02/01/25(b)		81	82,215
William Lyon Homes, Inc., 6.00%, 09/01/23(b)		36	35,960
Williams Cos., Inc. (The):
8.75%, 03/15/32		12,762	16,813,935
5.75%, 06/24/44		598	623,415
Williams Scotsman International, Inc., 7.88%, 12/15/22(b)		95	98,800
WMG Acquisition Corp.:
4.13%, 11/01/24	EUR	500	633,930
5.50%, 04/15/26(b)	USD	69	69,345

15

Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock Global Long/Short Credit Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value
United States (continued)
WPX Energy, Inc.:
6.00%, 01/15/22	USD	6	$6,255
8.25%, 08/01/23		254	288,290
5.25%, 09/15/24		112	112,840
Wrangler Buyer Corp., 6.00%, 10/01/25(b)		241	237,385
Wyndham Worldwide Corp.:
4.15%, 04/01/24		94	93,361
5.10%, 10/01/25		15	15,521
4.50%, 04/01/27		25	24,742
Xerox Corp., 3.63%, 03/15/23(i)		35,000	33,922,253
XPO Logistics, Inc., 6.50%, 06/15/22(b)		831	858,008
Zayo Group LLC:
6.38%, 05/15/25		322	333,334
5.75%, 01/15/27(b)		1,161	1,152,734

			1,372,039,878
Zambia — 0.7%
First Quantum Minerals Ltd.(b):
7.00%, 02/15/21		2,600	2,605,798
7.25%, 05/15/22		7,000	7,043,400
7.25%, 04/01/23		9,400	9,374,620
6.50%, 03/01/24		10,175	9,678,460

			28,702,278
Total Corporate Bonds — 69.3% (Cost: $2,804,545,815)			2,757,558,737

Floating Rate Loan Interests — 20.5%(o)

Australia — 0.0%
Aristocrat International, Term Loan B, (LIBOR USD 3 Month + 2.00%), 4.36%, 10/19/24		429	431,070

Bermuda — 0.0%
Digicel International Finance Ltd., Term Loan, (LIBOR USD 3 Month + 3.25%), 5.61%, 05/27/24		945	943,284

Canada — 0.6%
1011778 BC ULC, Term Loan, (LIBOR USD 1 Month + 2.25%), 4.15%, 02/16/24		17,162	17,204,870
Ceva Logistics Canada ULC, Canadian Term Loan, (LIBOR USD 3 Month + 5.50%), 7.86%, 03/19/21		28	28,261
Gateway Casinos & Entertainment Ltd., Term Loan B, (LIBOR USD 3 Month + 3.00%), 5.47%, 12/01/23		45	45,310
Hudsons Bay Co., 1st Lien Term Loan B, (LIBOR USD 1 Month + 3.25%), 5.15%, 09/30/22		746	706,320
Mastronardi Produce Ltd., Term Loan B, 04/18/25(p)		185	185,694
MEG Energy Corp., Term Loan B, (LIBOR USD 3 Month + 3.50%), 5.81%, 12/31/23		241	241,916
Stars Group Holdings, Term Loan B, (LIBOR USD 6 Month + 3.00%), 5.32%, 04/06/25		1,187	1,190,429
Telesat Canada, Term Loan B4, (LIBOR USD 3 Month + 3.00%), 5.31%, 11/17/23		487	488,765
Titan Acquisition Ltd., Term Loan, (LIBOR USD 3 Month + 3.00%), 5.06%, 03/28/25		1,080	1,080,735
Trader Corp., Term Loan, (LIBOR USD 3 Month + 3.00%), 5.29%, 09/28/23		459	459,215
Valeant Pharmaceuticals International, Inc., 1st Lien Term Loan BF1, (LIBOR USD 1 Month + 3.50%), 5.39%, 04/01/22		942	951,615
Vertafore, Inc., 1st Lien Term Loan, (LIBOR USD 1 Month + 3.25%), 5.15%, 06/30/23		926	932,844
Xplornet Communications, Inc., Term Loan, 09/09/21(p)		412	413,512

			23,929,486

Security	Par (000)		Value
Denmark — 0.1%
Evergood 4 APS, Term Loan, 02/06/25(p)	EUR	4,646	$5,607,053

Finland — 0.1%
Nordic Packaging Inc., Term Loan, (EURIBOR 3 Month + 5.00%), 5.00%, 11/16/23		1,500	1,804,607

France — 0.9%
Altran Technologies SA, 1st Lien Term Loan B, (EURIBOR 3 Month + 3.25%), 3.25%, 01/31/25		2,202	2,672,320
Altran Technologies SA, Term Loan B, 03/20/25(p)	USD	210	211,749
Azelis Finance SA, Term Loan, (EURIBOR 3 Month + 3.50%), 3.50%, 12/16/22	EUR	1,388	1,677,558
Domus Vi, Term Loan, 10/31/24(p)		4,500	5,439,308
Financiere CEP SAS, Term Loan, (EURIBOR 3 Month + 4.25%), 4.25%, 01/16/25		3,000	3,576,754
Financière Dry Mix Solutions SAS, 1st Lien Term Loan B, 03/15/24(p)		1,000	1,211,223
Flamingo LUX II, 1st Lien Term Loan B, (EURIBOR 3 Month + 3.25%), 3.25%, 09/07/23		2,000	2,412,567
Oberthur Technologies SA, Term Loan, (EURIBOR 3 Month + 3.75%), 3.75%, 01/10/24		2,000	2,400,661
SFR Group SA, Term Loan, (LIBOR USD 3 Month + 3.00%), 5.35%, 01/31/26	USD	433	425,995
THOM Europe SAS, Term Loan, (EURIBOR 3 Month + 4.50%), 4.50%, 08/07/24	EUR	2,500	3,020,902
Vedici SAS, Senior Secured Term Loan, 10/31/22(p)		4,500	5,456,861
Verallia Packaging SAS, Term Loan B4, 10/31/22(p)		4,709	5,679,590

			34,185,488
Germany — 1.0%
Ceramtec Group GMBH, Term Loan B, (EURIBOR 3 Month + 3.00%), 3.00%, 03/07/25		3,800	4,584,200
HENSOLDT Holding GmbH, Term Loan B3, 02/28/24(c),(p)		4,000	4,824,362
LSF10 XL Bidco SCA, Term Loan, (EURIBOR 3 Month + 4.00%), 4.00%, 04/11/24		1,000	1,208,107
Nidda Healthcare Holding GmbH, Term Loan, (EURIBOR 6 Month + 3.50%), 1.22% - 3.50%, 08/21/24		1,007	1,216,389
Nidda Healthcare Holding GmbH, Term Loan B2, (EURIBOR 6 Month + 3.50%), 3.50%, 08/21/24		655	791,547
Oxea Corp., Term Loan, 10/14/24(p)	USD	1,147	1,148,133
Rain Carbon GmbH, Term Loan, (EURIBOR 3 Month + 3.00%), 3.00%, 12/11/24	EUR	5,000	6,054,605
Springer Science+Business Media GmbH, Term Loan B12, 08/15/22(p)		4,522	5,459,168
Tackle Group Sarl, Term Loan, (EURIBOR 3 Month + 3.25%), 3.25%, 08/08/22		3,000	3,620,554
Techem GmbH, Term Loan, 10/02/24(p)		2,533	3,063,383
Tele Columbus AG, 1st Lien Term Loan, 10/15/24(p)		4,000	4,833,733
TigerLuxOne Sarl, Term Loan, (EURIBOR 3 Month + 4.50%), 5.50%, 02/22/24		2,475	2,996,282

			39,800,463
Ireland — 0.2%
Eircom Finco Sarl, Term Loan, (EURIBOR 1 Month + 3.25%), 3.25%, 04/19/24		3,840	4,640,117
ION Trading Technologies Sarl, Term Loan B, 11/21/24(p)		2,993	3,620,971

			8,261,088
Jersey — 0.0%
Sky Betting & Gaming Ltd., Term Loan, 08/23/24(p)	USD	414	415,168

Luxembourg — 0.9%
Accudyne Industries LLC, Term Loan, (LIBOR USD 1 Month + 3.25%), 5.15%, 08/18/24		1,786	1,796,938

16

Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock Global Long/Short Credit Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Luxembourg (continued)
Allnex & Cy SCA, Term Loan B-1, (EURIBOR 3 Month + 3.25%), 3.25%, 09/13/23	EUR	1,985	$2,401,712
Altice Financing SA, Term Loan, (LIBOR USD 3 Month + 2.75%), 5.10%, 01/31/26	USD	318	313,888
Avolon Sarl, 1st Lient Term Loan B2, (LIBOR USD 1 Month + 2.25%), 4.15%, 03/21/22		249	249,578
Endo Pharmaceuticals, Inc., Term Loan B, 04/29/24(p)		645	641,065
Gol Luxco SA, Term Loan, (LIBOR USD 6 Month + 6.50%), 6.50%, 08/31/20(c)		19,925	20,323,500
Intelsat Jackson Holdings SA, Term Loan, (LIBOR USD 3 Month + 4.50%), 6.46%, 01/02/24		557	576,571
Invictus Co., Term Loan B, 03/28/25(p)		505	508,357
Invictus Co., Term Loan B 26, (LIBOR USD 1 Month + 6.75%), 8.65%, 03/30/26		130	130,975
IVG Holdco Loan Ltd., Term Loan, (EURIBOR 6 Month + 2.00%), 2.00%, 10/31/18(c)	EUR	73	4,395
JBS USA LLC, 1st Lien Term Loan, (LIBOR USD 3 Month + 2.50%), 4.68%, 10/30/22	USD	1,431	1,428,461
Mallinckrodt International Finance SA, 1st Lien Term Loan B, (LIBOR USD 3 Month + 2.75%), 5.20%, 09/24/24		441	437,525
SS&C Technologies Holdings, Inc., Term Loan B2, (LIBOR USD 1 Month + 2.25%), 4.15%, 07/08/22		11	11,017
SS&C Technologies, Inc., Term Loan, 04/16/25(p)		2,531	2,547,083
Xella International SA, Term Loan B, (EURIBOR 3 Month + 4.00%), 4.00%, 04/11/24	EUR	2,666	3,221,600

			34,592,665
Netherlands — 0.7%
Action Holding BV, Term Loan B, 03/07/25(p)		4,000	4,814,991
Alpha 3 BV, Term Loan, (LIBOR USD 3 Month + 3.00%), 5.30%, 01/31/24	USD	511	514,460
AMG Advanced Metallurgical Group, Term Loan B, 01/30/25(c),(p)		315	315,210
Axalta Dupont PC, Term Loan, 06/01/24(p)		1,100	1,103,995
Bach Finance Ltd., Term Loan, (EURIBOR 3 Month + 3.25%), 3.25%, 08/30/24	EUR	3,000	3,614,105
Ceva Intercompany BV, Term Loan, (LIBOR USD 3 Month + 5.50%), 7.86%, 03/19/21	USD	165	163,914
Kloeckner & Co. SE, Term Loan, (EURIBOR 3 Month + 4.75%), 4.75%, 06/30/22	EUR	4,500	5,170,044
MacDermid Agricultural Solutions Holdings BV, Term Loan C5, (EURIBOR 1 Month + 2.75%), 3.50%, 06/07/23		1,845	2,234,044
Playa Hotels & Resorts NV, 1st Lien Term Loan B, (LIBOR USD 1 Month + 3.25%), 5.15%, 04/29/24	USD	613	615,735
Sapphire Bidco BV, Term Loan B, 12/06/24(p)	EUR	3,500	4,211,427
TMF Group Holding BV, 2nd Lien Term Loan, 12/08/25(p)		1,500	1,813,664
Vistra Group Ltd., 1st Lien Term Loan, (EURIBOR 3 Month + 3.25%), 3.25%, 10/26/22		2,185	2,641,562
Zigg Secured Finance BV, Term Loan F, 04/15/25(p)		1,500	1,809,824

			29,022,975
Norway — 0.1%
Silk Bidco AS, 1st Lien Term Loan B, (EURIBOR 6 Month + 4.00%), 4.00%, 02/24/25		4,000	4,827,792

Spain — 0.2%
Dorna Sports SL, 1st Lien Term Loan, 04/12/24(p)		3,500	4,214,005
Euskaltel SA, Term Loan B4, (EURIBOR 3 Month + 2.75%), 2.75%, 11/27/24		2,000	2,411,166

			6,625,171

Security	Par (000)		Value
Sweden — 0.3%
Diaverum Holding Sarl, 1st Lien Term Loan B, 07/04/24(p)	EUR	2,500	$2,990,953
Unilabs Diagnostics AB, Term Loan B, (EURIBOR 6 Month + 3.00%), 3.00%, 04/19/24		1,700	2,038,098
Verisure Holding AB, Term Loan B1E, (EURIBOR 3 Month + 3.00%), 3.00%, 10/21/22		4,000	4,788,617

			9,817,668
Switzerland — 0.4%
Swissport Financing Sarl, Term Loan, 02/08/22(p)		12,500	14,744,041
Swissport Investments AG, Term Loan, (EURIBOR 1 Month + 4.75%), 4.75%, 02/08/22		2,000	2,378,223

			17,122,264
United Kingdom — 1.2%
CD&R Firefly Bidco Ltd., Term Loan B1, (LIBOR GBP 3 Month + 4.50%), 5.21%, 07/15/22	GBP	1,375	1,890,672
Ceva Group plc, Term Loan, (LIBOR USD 3 Month - 0.10%), 2.21%, 03/19/21(c)	USD	163	162,093
Crown Finance US, Inc., Term Loan, (LIBOR USD 1 Month + 2.50%), 4.40%, 02/28/25		371	370,421
Cyan Blue Holdco 2 Ltd., Term Loan, (LIBOR GBP 3 Month + 4.00%), 4.71%, 08/23/24	GBP	920	1,266,105
EG Group Ltd., Term Loan, 02/07/25(p)	EUR	2,018	2,425,161
EG Group Ltd., Term Loan B1, 02/07/25(p)		3,064	3,695,730
EG Group Ltd., Term Loan B2, 02/07/25(p)		917	1,106,234
EURO Garage Ltd., Term Loan B1, 02/07/25(p)	USD	1,802	1,801,099
Froneri International plc, Term Loan, (EURIBOR 1 Month + 2.63%), 2.63%, 01/31/25	EUR	3,500	4,235,645
GVC Holdings plc, Term Loan, (EURIBOR 3 Month + 2.75%), 2.75%, 03/02/23		5,000	6,016,867
INEOS Finance plc, Term Loan, (EURIBOR 1 Month + 2.00%), 2.50%, 04/01/24		1,895	2,286,804
Inovyn Finance plc, 1st Lien Term Loan B, (EURIBOR 3 Month + 2.25%), 3.00%, 05/10/24		4,484	5,418,815
Jackpotjoy plc, Term Loan B, (LIBOR GBP 1 Month + 5.25%), 5.78%, 12/05/24	GBP	2,000	2,756,842
LSF9 Robin Investments Ltd., Term Loan B3, (LIBOR GBP 1 Month + 4.00%), 4.52%, 12/14/23		3,000	4,125,805
Nomad Foods Ltd., Term Loan, (LIBOR USD 1 Month + 2.25%), 4.15%, 05/15/24	USD	334	334,889
Theramex SpA, Term Loan, (EURIBOR 6 Month + 4.00%), 4.00%, 01/31/25(c)	EUR	2,500	2,988,810
Virgin Media, Inc., 1st Lien Term Loan L, (LIBOR GBP 1 Month + 3.25%), 3.78%, 01/15/27	GBP	4,000	5,496,007

			46,377,999
United States — 13.8%
Abacus Innovations Corp., Term Loan, (LIBOR USD 1 Month + 1.75%), 3.69%, 08/16/23	USD	110	110,988
ABC Supply Co., Inc., Term Loan B, (LIBOR USD 1 Month + 2.00%), 3.90%, 10/31/23		999	1,000,070
Acadia Healthcare Co., Term Loan B2, (LIBOR USD 1 Month + 2.50%), 4.40%, 02/16/23		593	598,779
Access CIG LLC, 2nd Lien Term Loan:
(LIBOR USD 6 Month + 7.75%), 6.51% - 9.65% , 02/27/26		8	7,622
(LIBOR USD 1 Month + 7.75%), 9.65% , 02/27/26		61	61,254
Access CIG LLC, Term Loan, (LIBOR USD 1 Month + 3.75%), 5.65%, 02/27/25		152	152,936
Access CIG, LLC, Term Loan, (LIBOR USD 6 Month + 3.75%), 2.98% - 5.65%, 02/27/25		11	11,468
Advanced Disposal Services, Inc., Term Loan, (LIBOR USD 3 Month + 2.25%), 4.00%, 11/10/23		594	597,829

17

Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock Global Long/Short Credit Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value
United States (continued)
AES Corporation, (The), Term Loan, (LIBOR USD 3 Month + 1.75%), 3.69%, 05/31/22	USD	632	$632,466
Akorn, Inc., Term Loan, (LIBOR USD 1 Month + 4.25%), 6.19%, 04/16/21(c)		670	656,968
A-L Parent LLC, Term Loan(c):
12/01/23(p)		308	310,020
(LIBOR USD 1 Month + 3.25%), 5.16% , 12/01/23		366	369,199
Albany Molecular Research, Inc., Term Loan:
(LIBOR USD 1 Month + 3.25%), 5.15% , 08/30/24		174	174,997
(LIBOR USD 1 Month + 7.00%), 8.90% , 08/30/25		125	126,406
Albertson’s LLC, Term Loan B4, (LIBOR USD 1 Month + 2.75%), 4.65%, 08/25/21		248	245,319
AlixPartners LLP, Term Loan, 04/04/24(p)		1,332	1,337,169
Alliant Holdings Intermediate LLC, Term Loan B, (LIBOR USD 1 Month + 3.25%), 5.15%, 08/12/22		790	793,885
Allied Universal Holdco LLC, Term Loan, (LIBOR USD 3 Month + 3.75%), 6.05%, 07/28/22		501	491,300
Almonde, Inc., 1st Lien Term Loan B, (LIBOR USD 3 Month + 3.50%), 5.48%, 06/13/24		882	881,100
Almonde, Inc., 2nd Lien Term Loan, 06/13/25(p)		138	136,633
Alphabet Holding Co, Inc., Term Loan:
09/26/24(p)		1,197	1,032,667
(LIBOR USD 1 Month + 7.75%), 9.65% , 09/26/25		539	418,625
Altice U.S. Finance Co., Term Loan B, (LIBOR USD 1 Month + 2.25%), 4.15%, 07/28/25		2,020	2,016,587
Amaya Holdings BV, Term Loan, (EURIBOR 3 Month + 3.25%), 3.25%, 04/06/25	EUR	2,000	2,413,195
Amneal Pharmaceuticals LLC, Term Loan B18, 03/21/25(p)	USD	1,100	1,104,125
AmWINS Group, Inc., Term Loan, (LIBOR USD 1 Month + 2.75%), 4.64% - 4.65%, 01/25/24		997	1,003,240
Apergy Corp., Term Loan, 04/20/25(p)		207	208,035
Applied Systems, Inc., Term Loan:
(LIBOR USD 3 Month + 3.25%), 5.55% , 09/19/24		750	756,102
(LIBOR USD 3 Month + 7.00%), 9.30% , 09/19/25		1,269	1,308,018
Aramark Services, Inc., Term Loan, (LIBOR USD 1 Month + 2.00%), 3.90%, 03/11/25		587	590,817
Ascend Learning LLC, Term Loan B, (LIBOR USD 1 Month + 3.00%), 4.90%, 07/12/24		368	369,302
Ascend Performance Materials Operations LLC, 1st Lien Term Loan B, (LIBOR USD 1 Month + 5.25%), 7.13%, 08/12/22		360	360,909
AssuredPartners, Inc., Term Loan, 10/22/24(p)		577	578,788
Asurion LLC, 1st Lien Term Loan B6, (LIBOR USD 1 Month + 2.75%), 4.65%, 11/03/23		338	340,422
Asurion LLC, 2nd Lien Term Loan B-2, (LIBOR USD 1 Month + 6.00%), 7.90%, 08/04/25		295	302,965
Asurion LLC, Term Loan B4, (LIBOR USD 1 Month + 2.75%), 4.65%, 08/04/22		1,463	1,472,841
Avantor, Inc., Term Loan, (LIBOR USD 1 Month + 4.00%), 5.90%, 11/21/24		8,374	8,462,275
Avantor, Term Loan, (EURIBOR 1 Month + 4.25%), 4.25%, 11/21/24	EUR	2,494	3,029,160
Avaya, Inc., 1st Lien Term Loan, (LIBOR USD 1 Month + 4.75%), 6.65%, 12/15/24	USD	566	571,686
Barracuda Networks, Inc., Term Loan, (LIBOR USD 6 Month + 1.81%), 5.06%, 02/12/25		295	295,829
BCP Raptor LLC, 1st Lien Term Loan, (LIBOR USD 3 Month + 4.25%), 6.31%, 06/24/24		547	552,031
Beacon Roofing Supply, Inc., Term Loan B, (LIBOR USD 1 Month + 2.25%), 4.13%, 01/02/25		1,041	1,046,580

Security	Par (000)		Value
United States (continued)
Belron Finance US LLC, Term Loan B, (LIBOR USD 3 Month + 2.50%), 4.29%, 11/07/24	USD	760	$763,457
Berry Global, Inc., Term Loan Q, (LIBOR USD 1 Month + 2.00%), 3.90% - 3.90%, 10/01/22		1,469	1,478,079
BJ’s Wholesale Club, Inc., Term Loan, (LIBOR USD 1 Month + 3.50%), 5.39%, 02/03/24		684	686,379
BMC Software Finance, Inc., Term Loan, 09/10/22(p)		490	491,380
Boyd Gaming Corp., Term Loan B, (LIBOR USD 3 Month + 2.50%), 4.24%, 09/15/23		1,059	1,064,429
Brand Energy & Infrastructure Services, Inc., Term Loan, (LIBOR USD 3 Month + 4.25%), 6.55% - 6.61%, 06/21/24		2,116	2,135,447
Bright Horizons Family Horizons, 1st Lien Term Loan B, (LIBOR USD 1 Month + 2.00%), 3.90%, 11/07/23		1,869	1,881,924
BWAY Holding Co., Term Loan, (LIBOR USD 3 Month + 3.25%), 5.27% - 5.59%, 04/03/24		597	600,085
Cablevision CSC Holdings, Term Loan, (LIBOR USD 1 Month + 2.25%), 4.15%, 07/17/25		2,505	2,496,165
Caesars Resort Collection LLC, Term Loan, (LIBOR USD 1 Month + 2.75%), 4.65%, 12/23/24		1,595	1,608,009
California Resources Corp., Term Loan, (LIBOR USD 1 Month + 4.75%), 6.65%, 12/31/22		515	525,649
California Resources, Term Loan, (LIBOR USD 1 Month + 10.38%), 12.27%, 12/31/21		1,000	1,122,500
Calpine Construction Finance Co. LP, Term Loan, (LIBOR USD 1 Month + 2.50%), 4.40%, 01/15/25		230	230,011
Calpine Corp., 1st Lien Term Loan B5, (LIBOR USD 3 Month + 2.50%), 4.81%, 01/15/24		729	732,161
Camelot Finance LP, Term Loan B, (LIBOR USD 1 Month + 3.25%), 5.15%, 10/03/23		1,581	1,590,749
Capital Vision Services LLC, Term Loan, (LIBOR USD 3 Month + 3.00%), 4.79%, 02/06/25		320	317,402
Carlisle Foodservice Products, Inc., 1st Lien Term Loan, 03/16/25(p)		165	165,524
Cast & Crew Payroll LLC, Term Loan, (LIBOR USD 3 Month + 2.75%), 5.06%, 09/27/24		734	733,375
Catalent Pharma Solutions, Inc., 1st Lien Term Loan B, (LIBOR USD 1 Month + 2.25%), 4.15%, 05/20/24		1,737	1,743,575
Cavium, Inc., Term Loan B, (LIBOR USD 1 Month + 2.25%), 4.15%, 08/16/22(c)		3,730	3,748,804
CBS Radio, Inc., Term Loan, (LIBOR USD 3 Month + 2.75%), 4.62%, 11/18/24		871	873,966
CCC Information Services, Inc., 2nd Lien Term Loan, (LIBOR USD 1 Month + 6.75%), 8.65%, 04/28/25		248	250,976
CCC Information Services, Inc., Term Loan, (LIBOR USD 1 Month + 3.00%), 4.91%, 04/29/24		373	374,908
CEC Entertainment, Inc., Term Loan B, (LIBOR USD 1 Month + 3.25%), 5.15%, 02/12/21		358	320,099
Centurylink, Inc., Term Loan:
(LIBOR USD 1 Month + 2.75%), 4.65% , 11/01/22		790	787,037
(LIBOR USD 1 Month + 2.75%), 4.65% , 01/31/25		14,881	14,651,724
Ceva Logistics U.S. Holdings, Inc., Term Loan B, (LIBOR USD 3 Month + 5.50%), 7.86%, 03/19/21		228	226,089
CH Guenther & Son, Inc., Term Loan, (LIBOR USD 1 Month + 2.75%), 4.65%, 03/31/25(c)		225	226,125
Change Healthcare Holdings LLC, Term Loan, (LIBOR USD 1 Month + 2.75%), 4.65%, 03/01/24		1,135	1,138,825
Charter Communications Operating LLC, Term Loan:
(LIBOR USD 1 Month + 1.50%), 3.41% , 03/31/23		15,842	15,834,400
(LIBOR USD 1 Month + 2.00%), 3.91% , 04/30/25		14,953	15,011,300

18

Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock Global Long/Short Credit Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value
United States (continued)
Charter Nex U.S., Inc., 1st Lien Term Loan, (LIBOR USD 1 Month + 3.00%), 4.90%, 05/16/24	USD	497	$498,240
Chemours Company, (The), Term Loan B2, (EURIBOR 3 Month + 2.00%), 2.50%, 04/03/25	EUR	2,735	3,312,814
Chesapeake Energy Corp., Term Loan, (LIBOR USD 3 Month + 7.50%), 9.44%, 08/23/21	USD	1,145	1,210,838
CHG Healthcare Services, Inc., Term Loan B, (LIBOR USD 3 Month + 3.00%), 5.06% - 5.36%, 06/07/23		1,394	1,405,086
Chobani LLC, Term Loan, (LIBOR USD 1 Month + 3.50%), 5.40%, 10/10/23		10,047	10,084,641
CityCenter Holdings LLC, Term Loan B, (LIBOR USD 1 Month + 2.50%), 4.40%, 04/18/24		943	947,084
Clipper Acquisitions Corp., Term Loan, (LIBOR USD 3 Month + 2.00%), 4.02%, 12/27/24		204	205,424
Community Health Systems, Inc., 1st Lien Term Loan G, 12/31/19(p)		256	251,481
Compass Power Generation LLC, Term Loan, (LIBOR USD 3 Month + 3.75%), 6.05%, 12/20/24		374	377,687
Concentra, Inc., Term Loan, (LIBOR USD 1 Month + 2.75%), 4.53%, 06/01/22		579	583,823
CONSOL Energy, Inc., Term Loan:
(LIBOR USD 1 Month + 4.50%), 6.41% - 6.49% , 11/26/21(c)		106	106,117
(LIBOR USD 3 Month + 6.00%), 7.99% , 11/28/22		526	539,662
Continental Building Products, 1st Lien Term Loan, (LIBOR USD 1 Month + 2.25%), 4.15%, 08/18/23		123	123,788
Convergint Technologies LLC, 1st Lien Term Loan, (LIBOR USD 3 Month + 3.00%), 5.30%, 02/03/25(c)		178	177,537
Cortes NP, Term Loan B, (LIBOR USD 1 Month + 4.00%), 5.89%, 11/30/23		1,700	1,697,032
Cotiviti Corp., Term Loan B, (LIBOR USD 3 Month + 2.25%), 4.56%, 09/28/23(c)		707	710,136
CPA Global Ltd., Term Loan, (LIBOR USD 3 Month + 3.25%), 5.61%, 11/01/24		758	757,782
CPG International, Inc., Term Loan, (LIBOR USD 3 Month + 3.75%), 5.59%, 05/05/24		598	601,786
Creative Artists Agency LLC, Term Loan B, (LIBOR USD 1 Month + 3.00%), 4.90%, 02/15/24		929	934,477
Crown Holdings, Inc., Term Loan B, 04/03/25(p)	EUR	5,250	6,392,394
Cryolife, Inc., Term Loan, (LIBOR USD 3 Month + 4.00%), 6.30%, 12/02/24(c)	USD	628	634,709
CSC Holdings LLC, Term Loan B, (LIBOR USD 1 Month + 2.50%), 4.40%, 01/12/26		2,141	2,141,000
Culligan Holding, Inc., 1st Lien Term Loan B, (LIBOR USD 1 Month + 3.25%), 5.15%, 12/13/23		90	90,222
Culligan Newco Ltd., Term Loan B, (LIBOR USD 1 Month + 3.25%), 5.15%, 12/13/23		174	174,754
Curo Health Services Holdings, Inc., 1st Lien Term Loan B, (LIBOR USD 3 Month + 4.00%), 5.81%, 02/07/22		377	378,327
Cypress Semiconductor Corp., Term Loan, (LIBOR USD 1 Month + 2.25%), 4.15%, 07/05/21		7,491	7,563,351
DaVita Healthcare Partner, Inc., 1st Lien Term Loan B, (LIBOR USD 1 Month + 2.75%), 4.65%, 06/24/21		448	451,005
Dayton Power and Light Co. (The), Term Loan B, (LIBOR USD 1 Month + 2.00%), 3.91%, 08/24/22		229	230,395
Dealer Tire LLC, Term loan B, (LIBOR USD 3 Month + 3.25%), 5.56% - 5.75%, 12/22/21(c)		104	103,953
Deck Chassis Acquisition, Inc., Term Loan, (LIBOR USD 1 Month + 6.00%), 7.90%, 06/15/23(c)		210	213,150
Deerfield Holdings Corp., Term Loan, 02/13/25(p)		265	265,220
Dell International LLC, Term Loan, (LIBOR USD 1 Month + 2.00%), 3.91%, 09/07/23		19,582	19,636,914

Security	Par (000)		Value
United States (continued)
Diamond BV, Term Loan, 09/06/24(p)	EUR	2,944	$3,534,839
Diplomat Pharmacy, Inc., Term Loan, (LIBOR USD 1 Month + 4.50%), 6.41%, 12/20/24	USD	230	231,945
DJO Finance LLC, 1st Lien Term Loan B, (LIBOR USD 3 Month + 3.25%), 5.15% - 5.56%, 06/08/20		1,873	1,880,706
Doosan Infracore International, Inc., Term Loan B, (LIBOR USD 3 Month + 2.00%), 4.30%, 05/18/24		611	612,023
DTI Holdco, Inc., Term Loan, (LIBOR USD 3 Month + 4.75%), 6.71%, 09/29/23		517	518,554
Dynegy, Inc., Term Loan C, (LIBOR USD 1 Month + 2.50%), 4.40%, 02/07/24		1,085	1,092,131
Eaglepicher Technologies LLC, Term Loan B, (LIBOR USD 1 Month + 3.25%), 5.15%, 02/23/25		355	355,444
EIF Channelview Cogeneration LLC, 1st Lien Term Loan B, 04/11/25(p)		145	146,450
Employbridge LLC, Term Loan B, 04/18/25(p)		255	257,231
Engility Corp., Term Loan B1, (LIBOR USD 1 Month + 2.25%), 4.15%, 08/12/20		187	186,727
Engility Corp., Term Loan B2, (LIBOR USD 1 Month + 2.75%), 4.65% - 6.50%, 08/14/23		452	451,897
Envision Healthcare Corp., Term Loan B, (LIBOR USD 1 Month + 3.00%), 4.91%, 12/01/23		1,141	1,144,216
EOC Group, Inc., 1st Lien Term Loan(c):
(LIBOR USD 6 Month + 3.25%), 0.15% - 5.15% , 03/15/25		2	2,073
(LIBOR USD 1 Month + 3.25%), 5.15% , 03/15/25		433	432,761
Equian Buyer Corp., Term Loan B, (LIBOR USD 1 Month + 3.25%), 5.15%, 05/20/24		524	526,519
ESH Hospitality, Inc., Term Loan B1, (LIBOR USD 1 Month + 2.25%), 4.15%, 08/30/23		1,304	1,309,444
Eton Park International LLP, Term Loan B, 03/15/25(c),(p)		295	296,106
EURO Garage, Term Loan B, 06/30/25(p)		4,878	4,875,561
Evergreen AcqCo 1 LP, Term Loan C, (LIBOR USD 3 Month + 3.75%), 5.81% - 6.11%, 07/09/19		65	62,790
EWT Holdings Corp., 1st Lien Term Loan, 12/20/24(p)		364	366,514
ExGen Renewables I LLC, Term Loan, (LIBOR USD 3 Month + 3.00%), 4.99%, 11/28/24		224	225,982
Filtration Group Corp., Term Loan B, (LIBOR USD 6 Month + 3.00%), 5.30%, 03/29/25		1,545	1,558,843
First Data Corp., 1st Lien Term Loan, (LIBOR USD 1 Month + 2.25%), 4.15%, 04/26/24		4,138	4,152,126
First Data Corp., Term Loan:
(LIBOR USD 1 Month + 1.75%), 3.65% , 06/02/20		12,862	12,865,716
(LIBOR USD 1 Month + 2.25%), 4.15% , 07/08/22		1,065	1,068,707
Flexera Software LLC, Term Loan, (LIBOR USD 1 Month + 3.25%), 5.16%, 02/26/25		185	185,740
Frontier Communications Corp., Term Loan, (LIBOR USD 1 Month + 2.75%), 4.66%, 03/31/21		648	637,199
Gardner Denver, Inc., Term Loan, 07/30/24(p)	EUR	1,985	2,394,776
Gardner Denver, Inc., Term Loan B, (LIBOR USD 3 Month + 2.75%), 5.05%, 07/30/24	USD	881	885,312
Gates Global LLC, Term Loan:
(EURIBOR 3 Month + 3.00%), 3.00% , 04/01/24	EUR	3,985	4,812,271
(LIBOR USD 3 Month + 2.75%), 5.05% , 04/01/24	USD	2,120	2,131,575
Gavilan Resources LLC, 2nd Lien Term Loan, (LIBOR USD 1 Month + 6.00%), 7.90%, 03/01/24		739	735,393
GEO Group, Inc. (The), Term Loan, (LIBOR USD 1 Month + 2.25%), 4.13%, 03/22/24		617	617,317
Go Daddy Operating Co. LLC, Term Loan B, (LIBOR USD 1 Month + 2.25%), 4.15%, 02/15/24		1,249	1,254,321

19

Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock Global Long/Short Credit Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value
United States (continued)
Graftech Finance, Inc., 1st Lien Term Loan B, (LIBOR USD 1 Month + 3.50%), 5.40%, 02/12/25(c)	USD	555	$557,081
Granite Acquisition, Inc., 1st Lien Term Loan B, (LIBOR USD 3 Month + 3.50%), 5.81%, 12/17/21		886	895,233
Granite Acquisition, Inc., 1st Lien Term Loan C, (LIBOR USD 3 Month + 3.50%), 5.80%, 12/17/21		137	138,540
Gray Television, Inc., Term Loan B, (LIBOR USD 1 Month + 2.25%), 4.14%, 02/07/24		497	499,138
Greeneden U.S. Holdings I LLC, Term Loan B, 12/01/23(p)		373	375,227
Greenhill & Co., Inc., Term Loan, (LIBOR USD 3 Month + 3.75%), 5.62% - 6.05%, 10/12/22		418	419,801
Grifols Worldwide Operations Ltd., Term Loan, (LIBOR USD 3 Month + 2.25%), 3.99%, 01/31/25		987	991,893
Gruden Acquisition, Inc., 1st Lien Term Loan, (LIBOR USD 3 Month + 5.50%), 7.80%, 08/18/22		252	253,881
GTT Communications, Inc., 1st Lien Term Loan:
(LIBOR USD 1 Month + 3.25%), 5.19% , 01/09/24		124	124,253
04/25/25(p)		300	297,375
GVC Holdings plc, Term Loan B2, 03/15/24(p)		315	315,261
GYP Holdings III Corp., Term Loan, (LIBOR USD 3 Month + 3.00%), 5.36%, 04/01/23		744	745,522
Harbor Freight Tools USA, Inc., Term Loan, (LIBOR USD 1 Month + 2.50%), 4.40%, 08/18/23		1,523	1,528,861
Hargray Communications Group, Inc., Term Loan, 05/16/24(p)		534	535,095
Harland Clarke Holdings Corp., Term Loan B, (LIBOR USD 3 Month + 4.75%), 7.05%, 11/03/23		330	332,967
Hayward Industries, Inc., 1st Lien Term Loan, (LIBOR USD 1 Month + 3.50%), 5.40%, 08/05/24		457	459,276
HCA, Inc., Term Loan B, (LIBOR USD 1 Month + 2.00%), 3.90%, 03/13/25		890	899,025
HD Supply Waterworks Ltd., 1st Lien Term Loan, (LIBOR USD 3 Month + 3.00%), 5.01% - 5.21%, 08/01/24(c)		876	879,978
HD Supply, Inc., Term Loan B3, (LIBOR USD 3 Month + 2.25%), 4.55%, 08/13/21		1,448	1,457,209
Hilton Worldwide Finance LLC, 1st Lien Term Loan B2, 10/25/23(p)		71	71,716
Hostess Brands LLC, Term Loan B, (LIBOR USD 1 Month + 2.25%), 4.15%, 08/03/22		1,778	1,790,443
Houghton Mifflin, 1st Lien Term Loan B, (LIBOR USD 1 Month + 3.00%), 4.90%, 05/28/21		203	187,689
Hub International Ltd., Term Loan, 04/25/25(p)		710	714,139
Hyland Software, Inc., 2nd Lien Term Loan, (LIBOR USD 3 Month + 6.00%), 8.89%, 07/07/25		155	156,356
Hyland Software, Inc., Term Loan, (LIBOR USD 3 Month + 2.25%), 5.14%, 07/01/22		561	565,311
IG Investments Holdings LLC, Term Loan, (LIBOR USD 3 Month + 3.50%), 5.80%, 10/31/21		846	853,140
iHeartCommunications, Inc., Tranche D Term Loan, 01/30/19(p)		1,377	1,094,698
Immucor, Inc., 1st Lien Term Loan B, (LIBOR USD 3 Month + 5.00%), 7.30%, 06/15/21		1,121	1,144,417
Infor U.S., Inc., Term Loan, (LIBOR USD 1 Month + 2.75%), 4.65%, 02/01/22		1,598	1,604,473
Informatica LLC, Term Loan B, (LIBOR USD 1 Month + 3.25%), 5.15%, 08/05/22		18,920	19,046,801
Internet Brands, 1st Lien Term Loan, (LIBOR USD 1 Month + 3.75%), 5.65%, 09/13/24		269	269,210
IPS Acquisition LLC, Term Loan B, (LIBOR USD 1 Month + 3.25%), 5.15%, 11/07/24		360	362,700
iQor U.S., Inc., 1st Lien Term Loan, (LIBOR USD 3 Month + 5.00%), 7.31%, 04/01/21(c)		347	349,037

Security	Par (000)		Value
United States (continued)
IQVIA, Inc., Term Loan, 03/07/24(p)	EUR	5,479	$6,646,249
IQVIA, Inc., Term Loan B, (LIBOR USD 3 Month + 2.00%), 4.30%, 03/07/24	USD	999	1,004,444
IRB Holding Corp., Term Loan B, (LIBOR USD 3 Month + 3.25%), 5.13% - 5.25%, 02/05/25		489	494,050
Jaguar Holding Co. II, Term Loan, (LIBOR USD 1 Month + 2.50%), 4.40% - 4.80%, 08/18/22		1,589	1,597,470
Jeld-Wen, Inc., Term Loan, (LIBOR USD 3 Month + 2.00%), 4.30%, 12/14/24		489	490,916
KAR Auction Services, Inc., Term Loan B5, (LIBOR USD 3 Month + 2.50%), 4.81%, 03/09/23		741	743,473
KFC Holding Co., Term Loan B, (LIBOR USD 1 Month + 1.75%), 3.64%, 04/03/25		9,826	9,884,239
Kingpin Intermediate Holdings LLC, Term Loan B1, 07/03/24(c),(p)		536	544,192
Kronos, Inc., 1st Lien Term Loan B, (LIBOR USD 1 Month + 3.00%), 4.88%, 11/01/23		2,163	2,181,492
Lakeland Tours LLC, Term Loan B, (LIBOR USD 3 Month + 4.00%), 6.12%, 12/16/24		308	310,814
Lamar Media Corp., Term Loan B, (LIBOR USD 1 Month + 1.75%), 3.69%, 03/14/25(c)		230	231,150
Las Vegas Sands LLC, Term Loan, (LIBOR USD 1 Month + 1.75%), 3.65%, 03/27/25		1,253	1,259,114
Learning Care Group, Inc., Term Loan, (LIBOR USD 3 Month + 3.25%), 5.14% - 5.61%, 03/13/25(c)		185	185,925
Leslie’s Poolmart, Inc., Term Loan B, (LIBOR USD 1 Month + 3.50%), 5.40%, 08/16/23		230	232,345
Level 3 Financing, Inc., Term Loan, (LIBOR USD 1 Month + 2.25%), 4.15%, 02/22/24		2,509	2,519,463
Lions Gate Entertainment, Inc., Term Loan, (LIBOR USD 1 Month + 2.25%), 4.15%, 03/24/25		13,436	13,465,425
Lucid Energy Group II LLC, Term Loan, (LIBOR USD 1 Month + 3.00%), 4.90%, 01/30/25(c)		375	374,531
Lumos Networks Operators, Term Loan, (LIBOR USD 1 Month + 3.25%), 5.15%, 11/15/24		604	606,822
MA Financeco LLC, Term Loan, (LIBOR USD 1 Month + 2.75%), 4.65%, 06/21/24		91	90,385
MacDermid, Inc., Term Loan, (EURIBOR 1 Month + 2.50%), 2.13%, 06/07/20	EUR	2,161	2,618,195
McAfee LLC, 1st Lien Term Loan, (LIBOR USD 1 Month + 4.50%), 6.40%, 09/30/24	USD	32,045	32,440,698
McAfee LLC, Term Loan, 09/29/25(p)		30,623	31,030,180
McDermott International, Inc., Term Loan B, 04/04/25(p)		581	576,462
Medallion Midland Acquisition LLC, Term Loan B, (LIBOR USD 1 Month + 3.25%), 5.15%, 10/30/24(c)		369	369,536
Meredith Corp., Term Loan, (LIBOR USD 1 Month + 3.00%), 4.90%, 01/31/25		495	498,034
MGM Growth Properties LLC, Term Loan B, (LIBOR USD 1 Month + 2.00%), 3.90%, 04/25/23		1,874	1,883,664
Michaels Stores, Inc., Term Loan B, (LIBOR USD 1 Month + 2.75%), 4.64% - 4.65%, 01/30/23		608	611,145
Micron Technology, Inc., Term Loan, (LIBOR USD 1 Month + 1.75%), 3.66%, 04/26/22		17,481	17,604,684
Microsemi Corp., 1st Lien Term Loan B, (LIBOR USD 1 Month + 2.00%), 3.90%, 01/15/23		5,591	5,599,328
Mission Broadcasting, Inc., Term Loan, (LIBOR USD 1 Month + 2.50%), 4.39%, 01/17/24		64	63,889
Mitchell International, Inc., 1st Lien Term Loan, (LIBOR USD 1 Month + 3.25%), 5.15%, 11/29/24		1,254	1,253,425
Mitchell International, Inc., 2nd Lien Term Loan, (LIBOR USD 1 Month + 7.25%), 9.15%, 12/01/25		400	400,400

20

Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock Global Long/Short Credit Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value
United States (continued)
MultiPlan, Inc., Term Loan, (LIBOR USD 3 Month + 2.75%), 5.05%, 06/07/23	USD	1,477	$1,484,007
Nautilus Power LLC, 1st Lien Term Loan B, 05/16/24(p)		709	717,839
Neiman Marcus Group LLC, Term Loan, (LIBOR USD 1 Month + 3.25%), 5.14%, 10/25/20		360	316,525
New Lightsquared LLC, 1st Lien Term Loan, 12/07/20(p)		2,016	1,627,145
Nexeo Solutions LLC, Term Loan B, (LIBOR USD 3 Month + 3.25%), 5.23% - 5.61%, 06/09/23		297	299,476
Nexstar Broadcasting, Inc., Term Loan B, (LIBOR USD 1 Month + 2.50%), 4.39%, 01/17/24		496	497,509
Nielsen Finance LLC, Term Loan B2, (EURIBOR 1 Month + 2.50%), 2.10%, 04/15/21	EUR	997	1,205,747
Northwest Airlines, Inc., Term Loan:
(LIBOR USD 6 Month + 1.23%), 3.30% , 09/10/18	USD	138	136,295
nThrive, Inc., 1st Lien Term Loan, (LIBOR USD 1 Month + 4.50%), 6.40%, 10/20/22		608	611,410
NVA Holdings, Inc., Term Loan B3, (LIBOR USD 3 Month + 2.75%), 5.05%, 02/02/25		443	445,083
ON Assignment, Inc., Term Loan B, 04/02/25(p)		336	337,235
ON Semiconductor Corp., 1st Lien Term Loan B, (LIBOR USD 1 Month + 2.00%), 3.90%, 03/31/23		7,364	7,406,085
Optiv Security, Inc., 1st Lien Term Loan, (LIBOR USD 1 Month + 3.25%), 5.13%, 02/01/24		843	816,525
Optiv, Inc., 2nd Lien Term Loan, (LIBOR USD 1 Month + 7.25%), 9.13%, 01/31/25		250	238,750
Ortho-Clinical Diagnostics, Inc., Term Loan B, (LIBOR USD 1 Month + 3.75%), 5.65%, 06/30/21		2,488	2,503,947
Oryx Southern Delaware Holdings LLC, Term Loan, (LIBOR USD 1 Month + 3.25%), 5.15%, 02/28/25		250	250,313
Oxbow Carbon LLC, Term Loan, (LIBOR USD 1 Month + 3.75%), 5.65%, 01/04/23(c)		136	137,638
PAREXEL International Corp., Term Loan, (LIBOR USD 1 Month + 2.75%), 4.65%, 09/27/24		371	371,846
Party City Holdings, Inc., 1st Lien Term Loan, (LIBOR USD 3 Month + 2.75%), 4.66% - 5.28%, 08/19/22		198	199,389
Peak 10, Inc., 2nd Lien Term Loan, (LIBOR USD 3 Month + 7.25%), 9.02%, 08/01/25		375	376,688
Peak 10, Inc., Term Loan, (LIBOR USD 3 Month + 3.50%), 5.80%, 08/01/24		706	705,214
Pelican Products, Inc., 1st Lien Term Loan, 04/19/25(p)		315	317,363
Petco Animal Supplies, Inc., Term Loan, (LIBOR USD 3 Month + 3.25%), 5.61%, 01/26/23		219	149,674
PetSmart, Inc., Term Loan, (LIBOR USD 1 Month + 3.00%), 4.89%, 03/11/22		268	210,040
Pike Corp., 1st Lien Term Loan, (LIBOR USD 1 Month + 3.50%), 5.41%, 03/12/25		351	355,186
Pinnacle Foods Finance LLC, Term Loan B, (LIBOR USD 1 Month + 1.75%), 3.64%, 02/02/24		1,033	1,039,860
Plastipak Holdings, Inc., 1st Lien Term Loan, (LIBOR USD 3 Month + 1.75%), 6.50%, 10/14/24		284	284,551
Platform Specialty Corp., Term Loan, (LIBOR USD 1 Month + 2.50%), 4.40%, 06/07/20		937	941,249
Platform Specialty Corp., Term Loan B6, (LIBOR USD 1 Month + 3.00%), 4.90%, 06/07/23		804	809,106
Ply Gem, Inc., Term Loan B, 04/01/25(p)		445	448,692
Pods, Inc., Term Loan B, (LIBOR USD 1 Month + 3.00%), 4.90%, 12/06/24		1,180	1,188,968
Post Holdings, Inc., Term Loan, (LIBOR USD 1 Month + 2.00%), 3.90%, 05/24/24		557	558,906
PQ Corp., Term Loan, (LIBOR USD 1 Month + 2.50%), 4.40%, 02/08/25		877	881,538

Security	Par (000)			Value
United States (continued)
Press Ganey Holdings, Inc., 1st Lien Term Loan, 10/23/23(p)	USD	608		$611,377
Prestige Brands, Inc., Term Loan, (LIBOR USD 1 Month + 2.00%), 3.65% - 3.88%, 01/26/24		1,048		1,053,173
Prime Security Services Borrower LLC, 1st Lien Term Loan, (LIBOR USD 1 Month + 2.75%), 4.65%, 05/02/22		10,611		10,673,435
Pro Mach Group, Inc., Term Loan B, (LIBOR USD 3 Month + 3.00%), 5.03%, 03/07/25		335		335,419
ProAmpac PG Borrower LLC, Term Loan, 11/20/23(p)		45		45,315
PSAV Holdings LLC, 1st Lien Term Loan, (LIBOR USD 1 Month + 3.25%), 5.14% - 5.26%, 02/21/25		300		300,282
Qlik Technologies, Inc., 1st Lien Term Loan B, (LIBOR USD 3 Month + 3.50%), 5.99%, 04/26/24		623		620,250
Rackspace Hosting, Inc., Term Loan, (LIBOR USD 3 Month + 3.00%), 4.79%, 11/03/23		1,037		1,034,239
Radiate Holdco LLC, 1st Lien Term Loan, (LIBOR USD 1 Month + 3.00%), 4.90%, 02/01/24		738		729,371
Realogy Group LLC, Term Loan, (LIBOR USD 1 Month + 2.25%), 4.15%, 02/28/25		745		748,998
Research Now, Inc., Term Loan, (LIBOR USD 3 Month + 5.50%), 7.86%, 12/07/24		394		385,147
Revlon Consumer Products Corp., Term Loan, (LIBOR USD 1 Month + 3.50%), 5.40%, 09/07/23		—	(q)	—
Rexnord Corp., Term Loan, (LIBOR USD 1 Month + 2.25%), 4.15%, 08/21/24		986		992,290
Reynolds Group Holdings, Inc., 1st Lien Term Loan, (LIBOR USD 1 Month + 2.75%), 4.65%, 02/05/23		1,746		1,757,072
Road Infrastructure Investment LLC, Term Loan, 06/13/23(p)		508		508,786
RPI Finance Trust, Term Loan B, (LIBOR USD 3 Month + 2.00%), 4.30%, 03/27/23		678		681,166
Sabre GLBL, Inc., Term Loan, (LIBOR USD 1 Month + 2.00%), 3.90%, 02/22/24		9,085		9,116,759
Safe Fleet Holdings LLC, 1st Lien Term Loan, (LIBOR USD 3 Month + 3.00%), 4.77%, 02/01/25		450		450,284
Safe Fleet Holdings LLC, 2nd Lien Term Loan, (LIBOR USD 3 Month + 6.75%), 8.53%, 02/01/26		210		212,100
SBA Senior Finance II LLC, 2nd Lien Term Loan B, 04/06/25(p)		547		548,497
Scientific Games Corp., Term Loan B, (LIBOR USD 3 Month + 2.75%), 4.65% - 4.74%, 08/14/24		1,503		1,511,921
Seattle Escrow Borrower, Term Loan, (LIBOR USD 1 Month + 2.75%), 4.65%, 06/21/24		613		610,391
Securus Technologies Holdings, Inc., Term Loan, (LIBOR USD 1 Month + 4.50%), 6.40%, 11/01/24		195		197,578
Sedgwick Claims Management Services, 1st Lien Term Loan, 03/01/21(p)		986		986,394
Sedgwick Claims Management Services, 2nd Lien Term Loan, (LIBOR USD 1 Month + 5.75%), 7.65%, 02/28/22		850		856,375
Sequa Corp., 1st Lien Term Loan, (LIBOR USD 3 Month + 5.00%), 7.07%, 11/28/21(c)		484		489,427
Serta Simmons Bedding LLC, Term Loan, (LIBOR USD 3 Month + 3.50%), 5.29% - 5.81%, 11/08/23		864		779,643
Serta Simmons Holdings, Term Loan, (LIBOR USD 3 Month + 8.00%), 10.33%, 11/08/24		288		227,976
ServiceMaster Co. LLC, 1st Lien Term Loan, (LIBOR USD 1 Month + 2.50%), 4.40%, 11/08/23		2,494		2,509,910
Sigma Bidco, Term Loan B, 03/07/25(p)		395		395,889
Sinclair Television Group, Inc., Term Loan, 12/12/24(p)		367		368,685
SMG US Midco 2, Inc., Term Loan, (LIBOR USD 1 Month + 3.25%), 5.15%, 01/23/25		295		297,457

21

Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock Global Long/Short Credit Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value
United States (continued)
Solar Winds Holdings, Inc., Term Loan B, (LIBOR USD 1 Month + 3.00%), 4.90%, 02/05/24	USD	1,387	$1,394,608
Solera LLC, Term Loan B1, (LIBOR USD 1 Month + 2.75%), 4.65%, 03/03/23		1,931	1,937,374
Sophia LP, 1st Lien Term Loan B, (LIBOR USD 3 Month + 3.25%), 5.55%, 09/30/22		1,339	1,345,414
Spectrum Brands, Inc., Term Loan B, (LIBOR USD 3 Month + 2.00%), 3.79% - 4.06%, 06/23/22		1,243	1,240,128
Spin Holdco, Inc., 1st Lien Term Loan B, (LIBOR USD 6 Month + 3.25%), 5.08%, 11/14/22		954	960,279
Sprint Communications, Inc., 1st Lien Term Loan, (LIBOR USD 1 Month + 2.50%), 4.44%, 02/02/24		979	981,518
SS&C Technologies Holdings, Inc., Term Loan B1, (LIBOR USD 1 Month + 2.25%), 4.15%, 07/08/22		882	888,635
SS&C Technologies, Inc., Term Loan B, 04/16/25(p)		6,842	6,885,094
StandardAero Aviation Holdings, Inc., Term Loan, (LIBOR USD 1 Month + 3.75%), 5.65%, 07/07/22		149	150,330
Staples, Inc., Term Loan, (LIBOR USD 3 Month + 4.00%), 5.79%, 09/12/24		250	246,878
SterlingBackcheck, Initial Term Loan, (LIBOR USD 1 Month + 3.50%), 5.40%, 06/19/24(c)		1,000	1,001,212
Team Health Holdings, Inc., Term Loan, (LIBOR USD 1 Month + 2.75%), 4.65%, 02/06/24		2,564	2,480,243
Tecomet, Inc.,1st Lien Term Loan, (LIBOR USD 3 Month + 3.50%), 5.28% - 7.25%, 05/01/24(c)		434	436,619
Telenet Financing LLC, Term Loan, (LIBOR USD 1 Month + 2.50%), 4.40%, 03/01/26		1,470	1,476,071
Tempo Acquisition LLC, Term Loan, (LIBOR USD 1 Month + 3.00%), 4.90%, 05/01/24		1,109	1,114,986
Terra-Gen Finance Co. LLC, 1st Lien Term Loan B1, (LIBOR USD 1 Month + 4.25%), 6.15%, 12/09/21(c)		467	420,183
Texas Competitive Electric Holdings Co. LLC, Term Loan:
(LIBOR USD 1 Month + 2.50%), 4.40% , 08/04/23		1,070	1,076,645
TIBCO Software, Inc., Term Loan, (LIBOR USD 1 Month + 3.50%), 5.41%, 12/04/20		987	991,809
TierPoint LLC, 1st Lien Term Loan, (LIBOR USD 1 Month + 3.75%), 5.65%, 05/06/24		666	642,753
TKC Holdings Inc., 2nd Lien Term Loan, (LIBOR USD 1 Month + 8.00%), 9.91%, 02/01/24		517	521,202
TKC Holdings Inc., Term Loan, (LIBOR USD 1 Month + 4.25%), 6.16%, 02/01/23		1,025	1,032,591
TransDigm, Inc., Term Loan, (LIBOR USD 3 Month + 2.75%), 4.65% - 5.05%, 06/09/23		14,110	14,165,719
TransDigm, Inc., Term Loan G, (LIBOR USD 3 Month + 2.50%), 4.40% - 4.80%, 08/22/24		2,474	2,485,479
TransUnion LLC, 1st Lien Term Loan, (LIBOR USD 1 Month + 2.00%), 3.90%, 04/10/23		1,512	1,514,971
Trimark Holdings, Inc., Term Loan, (LIBOR USD 1 Month + 3.50%), 5.40%, 08/28/24		685	689,386
Trugreen Ltd., Term Loan, (LIBOR USD 1 Month + 4.00%), 5.90%, 04/13/23		373	376,159
U.S. Foods, Inc., Term Loan B, (LIBOR USD 1 Month + 2.50%), 4.40%, 06/27/23		979	987,334
U.S. Security Associates, Inc., Term Loan, (LIBOR USD 6 Month + 3.50%), 5.80%, 07/14/23		698	702,499
Uber Technologies, Inc., Term Loan, (LIBOR USD 1 Month + 4.00%), 5.89%, 03/14/25		415	418,457
Ultra Resources, Inc., Term Loan, (LIBOR USD 1 Month + 3.00%), 4.90%, 04/12/24		215	200,588
Unitymedia Finance LLC, 1st Lien Term Loan B, (LIBOR USD 1 Month + 2.25%), 4.15%, 09/30/25		507	506,113
USI, Inc., 1st Lien Term Loan B, 05/16/24(p)		637	639,297

Security	Par (000)		Value
United States (continued)
USIC Holdings, Inc., Term Loan B, (LIBOR USD 3 Month + 3.50%), 5.80%, 12/08/23	USD	373	$374,353
Varsity Brands, Inc., Term Loan, (LIBOR USD 1 Month + 3.50%), 5.40%, 12/16/24		165	165,781
Veritas U.S., Inc., Term Loan B1:
(EURIBOR 3 Month + 4.50%), 5.50% , 01/27/23	EUR	2,200	2,661,599
(LIBOR USD 3 Month + 4.50%), 6.80% , 01/27/23	USD	73	71,522
VICI Properties, Inc., Term Loan B, (LIBOR USD 1 Month + 2.00%), 3.90%, 12/20/24		1,820	1,826,234
Vine Oil & Gas LP, Term Loan B, (LIBOR USD 1 Month + 6.88%), 8.78%, 11/25/21		378	378,945
Virgin Media LLC, Term Loan, (LIBOR USD 1 Month + 2.50%), 4.40%, 01/15/26		1,790	1,797,643
Vizient, Inc., Term Loan B, (LIBOR USD 1 Month + 2.75%), 4.65%, 02/13/23		166	166,496
Weight Watchers International, Inc., Term Loan B, (LIBOR USD 3 Month + 4.75%), 6.64% - 7.06%, 11/29/24		1,143	1,155,928
WESCO Distribution, 1st Lien Term Loan, (LIBOR USD 1 Month + 3.00%), 4.90%, 12/12/19(c)		53	52,857
West Corp., Term Loan, (LIBOR USD 1 Month + 4.00%), 5.90%, 10/10/24		1,082	1,089,306
Western Digital Corp., 1st Lien Term Loan B, 04/29/23(p)		7,954	7,997,045
Western Digital Corp., Term Loan, (LIBOR USD 1 Month + 1.50%), 3.40%, 02/27/23		5,213	5,228,235
Wex, Inc., Term Loan, (LIBOR USD 1 Month + 2.25%), 4.15%, 06/30/23		1,486	1,494,371
Wilsonart LLC, 1st Lien Term Loan B, (LIBOR USD 1 Month + 3.25%), 5.56%, 12/19/23		827	831,108
Wink Holdco, Inc., Term Loan, (LIBOR USD 1 Month + 3.00%), 4.90%, 12/02/24		600	598,057
WMG Acquisition Corp., Term Loan, 11/01/23(p)		670	672,794
Woodford Express LLC, 1st Lien Term Loan B, (LIBOR USD 1 Month + 5.00%), 6.90%, 01/27/25		345	333,788
WP CPP Holdings LLC, Term Loan B, 03/16/25(c)(p)		125	125,313
Wrangler Buyer Corp., Term Loan, (LIBOR USD 1 Month + 3.00%), 4.90%, 09/27/24		1,131	1,135,824
Wyndham Hotels & Resorts, Inc., Term Loan B, 03/28/25(p)		490	493,616
XPO Logistics, Inc., Term Loan B, (LIBOR USD 3 Month + 2.00%), 3.92%, 02/24/25		240	241,209
Zayo Group LLC, Term Loan, (LIBOR USD 1 Month + 2.00%), 3.90%, 01/19/21		973	976,656
Zigg Secured Finance BV, Term Loan, (LIBOR USD 1 Month + 2.50%), 4.40%, 04/15/25		430	427,807

			551,191,549
Total Floating Rate Loan Interests — 20.5% (Cost: $809,588,964)			814,955,790

Foreign Agency Obligations — 0.6%

Belgium — 0.0%
Belfius Bank SA/NV, (EURIBOR 6 Month + 2.94%), 3.63%(g)(h)	EUR	200	221,293

China — 0.1%
Chengdu Xingcheng Investment Group Co. Ltd., 2.50%, 03/20/21		600	724,119
China Minmetals Corp., (US Treasury Yield Curve Rate T Note Constant Maturity 3 Year + 6.07%), 4.45%(g)(h)	USD	792	783,803
Guangxi Financial Investment Group Co. Ltd., 5.75%, 01/23/21		400	386,600

22

Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock Global Long/Short Credit Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value
China (continued)
Inner Mongolia High-Grade High Way Construction and Development Co. Ltd., 4.38%, 12/04/20	USD	258	$250,495
Nanjing Yangzi State-owned Assets Investment Group Co. Ltd., 4.50%, 12/05/27		280	265,987
Wuhan Metro Group Co. Ltd., 2.38%, 11/08/19		1,450	1,418,303
Wuhan State-Owned Asset Management Ltd. Co., 3.80%, 12/18/20		395	388,648

			4,217,955
France — 0.2%
Electricite de France SA:
(EUR Swap Annual 8 Year + 2.44%), 4.13%(g)(h)	EUR	2,700	3,468,313
4.63%, 04/26/30		1,600	2,482,107

			5,950,420
India — 0.1%
Indian Railway Finance Corp. Ltd., 3.84%, 12/13/27	USD	875	821,827
NTPC Ltd., 5.63%, 07/14/21		1,100	1,157,493
Power Finance Corp. Ltd., 3.75%, 12/06/27		2,000	1,829,198
Rural Electrification Corp. Ltd.:
3.88%, 07/07/27		418	389,131
4.63%, 03/22/28		1,200	1,177,655

			5,375,304
Indonesia — 0.1%
Jasa Marga Persero Tbk. PT, 7.50%, 12/11/20	IDR	5,460,000	387,940
Pertamina Persero PT:
5.63%, 05/20/43	USD	267	265,622
6.45%, 05/30/44		772	852,077
Perusahaan Penerbit SBSN Indonesia III, 4.40%, 03/01/28		1,125	1,112,400
Wijaya Karya Persero Tbk. PT, 7.70%, 01/31/21	IDR	4,580,000	330,846

			2,948,885
South Korea — 0.1%
Export-Import Bank of Korea, 3.00%, 11/01/22	USD	1,475	1,429,627
Korea Housing Finance Corp., 3.00%, 10/31/22		637	617,689

			2,047,316
Venezuela — 0.0%
Petroleos de Venezuela SA(d)(e):
6.00%, 11/15/26		4,200	1,053,780
9.75%, 05/17/35		1,500	423,600

			1,477,380

Total Foreign Agency Obligations — 0.6% (Cost: $23,137,709)			22,238,553

Foreign Government Obligations — 1.8%

Argentina — 0.1%
Republic of Argentina, 6.88%, 04/22/21		4,705	4,937,897

Belarus — 0.1%
Republic of Belarus, 6.88%, 02/28/23		2,080	2,176,762

Croatia — 0.2%
Republic of Croatia, 3.88%, 05/30/22	EUR	6,000	8,057,832

Egypt — 0.1%
Arab Republic of Egypt, 6.13%, 01/31/22	USD	4,180	4,289,516

Hungary — 0.1%
Republic of Hungary, 5.38%, 03/25/24		4,500	4,837,500

Indonesia — 0.3%
Republic of Indonesia:
2.88%, 07/08/21	EUR	6,200	8,052,398

Security	Par (000)		Value
Indonesia (continued)
3.50%, 01/11/28	USD	1,800	$1,686,515
4.75%, 07/18/47		1,150	1,113,530
4.35%, 01/11/48		850	790,229

			11,642,672
Ivory Coast — 0.0%
Republic of Cote d’Ivoire, 5.75%, 12/31/32(m)		1,418	1,355,980

Maldives — 0.0%
Republic of Maldives, 7.00%, 06/07/22		1,400	1,361,339

Mongolia — 0.0%
Government of Mongolia, 7.50%, 06/30/18	CNY	4,000	618,820

Pakistan — 0.0%
Islamic Republic of Pakistan, 6.88%, 12/05/27	USD	300	280,589

Qatar — 0.0%
State of Qatar, 5.10%, 04/23/48		650	644,248

Russia — 0.2%
Russian Federation, 5.00%, 04/29/20		8,500	8,691,199

Serbia — 0.3%
Republic of Serbia:
5.88%, 12/03/18		7,400	7,501,528
4.88%, 02/25/20		5,700	5,805,268

			13,306,796
Sri Lanka — 0.2%
Republic of Sri Lanka:
5.75%, 01/18/22		1,200	1,208,893
5.75%, 04/18/23		1,025	1,018,518
6.13%, 06/03/25		1,800	1,775,313
6.85%, 11/03/25		650	663,881
6.75%, 04/18/28		1,900	1,890,709

			6,557,314
Ukraine — 0.1%
Republic of Ukraine, 7.75%, 09/01/21		4,200	4,337,340

United Arab Emirates — 0.1%
Emirate of Abu Dhabi, 4.13%, 10/11/47		2,225	2,031,897

Total Foreign Government Obligations — 1.8% (Cost: $74,225,995)			75,127,701

		Shares
Investment Companies — 0.0%
iShares iBoxx $ High Yield Corporate Bond ETF(u)		5,000	428,500

Total Investment Companies — 0.0% (Cost: $423,027)			428,500

		Par (000)
Non-Agency Mortgage-Backed Securities — 1.0%

Collateralized Mortgage Obligations — 0.1%
United Kingdom — 0.1%
Paragon Mortgages No. 13 plc, Series 13X, Class A2C, 2.53%, 01/15/39(a)	USD	4,901	4,703,016

23

Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock Global Long/Short Credit Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Commercial Mortgage-Backed Securities — 0.8%

United States — 0.8%
Commercial Mortgage Trust(a)(b):
Series 2014-PAT, Class E, 5.05%, 08/13/27	USD	1,000	$1,010,875
Series 2014-PAT, Class F, 4.34%, 08/13/27		2,000	1,992,444
Series 2014-PAT, Class G, 3.49%, 08/13/27		1,030	1,015,603
Core Industrial Trust(a)(b):
Series 2015-CALW, Class F, 3.98%, 02/10/34		4,620	4,480,200
Series 2015-CALW, Class G, 3.98%, 02/10/34		5,640	5,345,200
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C2, Class AMFX, 4.88%, 04/15/37		147	145,963
GAHR Commercial Mortgage Trust(a)(b):
Series 2015-NRF, Class EFX, 3.49%, 12/15/34		8,740	8,645,055
Series 2015-NRF, Class FFX, 3.49%, 12/15/34		2,650	2,600,560
GRACE Mortgage Trust, Series 2014-GRCE, Class F, 3.71%, 06/10/28(a)(b)		2,545	2,487,090
Lone Star Portfolio Trust, Series 2015-LSP, Class E, 7.50%, 09/15/28(a)(b)		5,533	5,580,067

			33,303,057

Interest Only Commercial Mortgage-Backed Securities — 0.1%

United States — 0.1%
CFCRE Commercial Mortgage Trust, Series 2016-C4, Class XA, 1.91%, 05/10/58(a)		21,039	2,110,294

Total Non-Agency Mortgage-Backed Securities — 1.0% (Cost: $39,572,851)			40,116,367

Preferred Securities — 0.9%

Capital Trusts — 0.9%
United Kingdom — 0.2%
Lloyds Banking Group plc: (a)(h) 6.41%(b)		1,752	1,879,020
6.66%		4,695	5,082,337

			6,961,357
United States — 0.7%(a)(h)
Andeavor Logistics LP, Series A, 6.87%		7,529	7,653,229
Citigroup, Inc., Series T, 6.25%		10,000	10,387,500
General Motors Financial Co., Inc., Series A, 5.75%		318	313,548
Goldman Sachs Group, Inc. (The), Series P, 5.00%		774	743,535
JPMorgan Chase & Co., Series X, 6.10%		5,215	5,404,044
Wells Fargo & Co., Series S, 5.90%		5,200	5,291,000

			29,792,856
Total Capital Trusts — 0.9% (Cost: $37,726,800)			36,754,213

		Shares
Preferred Stocks — 0.0%

Luxembourg — 0.0%
Novartex Holding Luxembourg Sca(c)		94	—

Total Preferred Stocks — 0.0% (Cost: $—)			—

Total Preferred Securities — 0.9% (Cost: $37,726,800)			36,754,213

Security	Par (000)		Value
U.S. Treasury Obligations — 0.9%
U.S. Treasury Bonds:
3.00%, 05/15/47 — 02/15/48	USD	29,610	$29,064,548
U.S. Treasury Notes, 2.25%, 11/15/27		8,485	8,000,427

Total U.S. Treasury Obligations — 0.9% (Cost: $37,183,677)			37,064,975

		Shares
Warrants — 0.0%

United States — 0.0%
Ascent Resources Marcellus Holdings, Inc. (Issued/exercisable 04/06/2018, – share for 1 warrant, Expires 12/31/49, Strike Price USD 1.00)(e)		1,007,612	103,280

Total Warrants — 0.0% (Cost: $662,779)			103,280

Total Long-Term Investments — 108.2% (Cost: $4,369,121,334)			4,310,745,783

		Par (000)
Short-Term Securities — 25.2%

Borrowed Bond Agreements — 22.0%(r)
Amherst Pierpont Securities LLC, 1.65%, 05/01/18 (Purchased on 04/30/18 to be repurchased at USD 15,275,631, collateralized by U.S. Treasury Notes, 2.75%, due at 02/28/25, par and fair value of USD 15,371,000 and $15,233,502, respectively)	USD	15,275	15,274,931
Barclays Bank PLC, (3.80)%, Open (Purchased on 04/25/18 to be repurchased at EUR 503,144, collateralized by Altice Luxembourg SA, 7.25%, due at 05/15/22, par and fair value of EUR 500,000 and $598,257, respectively)(s)	EUR	503	607,917
Barclays Bank PLC, (3.50)%, Open (Purchased on 04/12/18 to be repurchased at EUR 2,227,821, collateralized by Altice Luxembourg SA, 7.25%, due at 05/15/22, par and fair value of EUR 2,200,000 and $2,632,331, respectively)(s)		2,231	2,694,245
Barclays Bank PLC, (3.00)%, Open (Purchased on 03/09/18 to be repurchased at GBP 680,954, collateralized by Wagamama Finance plc, 4.13%, due at 07/01/22, par and fair value of GBP 700,000 and $929,961, respectively)(s)	GBP	684	941,313
Barclays Bank PLC, (2.35)%, Open (Purchased on 03/28/18 to be repurchased at EUR 484,713, collateralized by Maxeda DIY Holding BV, 6.13%, due at 07/15/22, par and fair value of EUR 500,000 and $569,082, respectively)(s)	EUR	486	586,411
Barclays Bank PLC, (2.20)%, Open (Purchased on 04/20/18 to be repurchased at EUR 1,911,367, collateralized by Raffinerie Heide GmbH, 6.38%, due at 12/01/22, par and fair value of EUR 1,900,000 and $2,295,472, respectively)(s)		1,912	2,309,154
Barclays Bank PLC, (2.00)%, Open (Purchased on 02/27/18 to be repurchased at GBP 1,862,289, collateralized by Wagamama Finance plc, 4.13%, due at 07/01/22, par and fair value of GBP 1,900,000 and $2,524,179, respectively)(s)	GBP	1,869	2,572,531

24

Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock Global Long/Short Credit Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Borrowed Bond Agreements (continued)
Barclays Bank PLC, (2.00)%, Open (Purchased on 04/26/18 to be repurchased at EUR 1,491,238, collateralized by Tereos Finance Groupe I SA, 4.13%, due at 06/16/23, par and fair value of EUR 1,500,000 and $1,723,094, respectively)(s)	EUR	1,492	$1,801,219
Barclays Bank PLC, (1.50)%, Open (Purchased on 04/26/18 to be repurchased at EUR 2,214,502, collateralized by Hema Bondco I BV, 6.25%, due at 07/15/22, par and fair value of EUR 2,200,000 and $2,656,178, respectively)(s)		2,215	2,674,679
Barclays Bank PLC, (1.00)%, Open (Purchased on 11/28/17 to be repurchased at EUR 5,030,705, collateralized by Danone SA, 1.21%, due at 11/03/28, par and fair value of EUR 5,000,000 and $5,908,859, respectively)(s)		5,052	6,101,179
Barclays Bank PLC, (1.00)%, Open (Purchased on 11/28/17 to be repurchased at EUR 5,251,101, collateralized by Anheuser-Busch InBev SA, 2.70%, due at 03/31/26, par and fair value of EUR 4,540,000 and $6,121,918, respectively)(s)		5,274	6,368,473
Barclays Bank PLC, (0.70)%, Open (Purchased on 02/06/17 to be repurchased at EUR 9,633,463, collateralized by Kingdom of Spain, 5.40%, due at 01/31/23, par and fair value of EUR 7,600,000 and $11,411,498, respectively)(s)		9,650	11,653,310
Barclays Bank PLC, (0.25)%, Open (Purchased on 10/18/17 to be repurchased at USD 2,706,830, collateralized by Bank of Communications Co. Ltd., 5.00%(h), par and fair value of USD 2,600,000 and $2,561,000, respectively)(s)	USD	2,711	2,710,500
Barclays Bank PLC, 0.00%, Open (Purchased on 04/30/18 to be repurchased at EUR 2,763,572, collateralized by Hapag-Lloyd AG, 6.75%, due at 02/01/22, par and fair value of EUR 2,570,000 and $3,286,243, respectively)(s)	EUR	2,764	3,337,290
Barclays Bank PLC, 0.00%, Open (Purchased on 04/30/18 to be repurchased at EUR 2,662,623, collateralized by CMA CGM SA, 6.50%, due at 07/15/22, par and fair value of EUR 2,570,000 and $3,158,812, respectively)(s)		2,663	3,215,383
Barclays Bank PLC, 0.42%, Open (Purchased on 01/31/18 to be repurchased at GBP 4,594,116, collateralized by U.K. Treasury Inflation Linked Bonds, 3.50%, due at 07/22/68, par and fair value of GBP 2,870,000 and $6,481,195, respectively)(s)	GBP	4,589	6,318,159
Barclays Bank PLC, 1.15%, Open (Purchased on 03/23/18 to be repurchased at USD 9,657,844, collateralized by Deutsche Bank AG, 6.25%(h), par and fair value of USD 9,400,000 and $9,212,978, respectively)(s)	USD	9,647	9,646,750
Barclays Capital, Inc., (4.00)%, Open (Purchased on 03/14/18 to be repurchased at USD 2,018,528, collateralized by Hertz Corp. (The), 6.25%, due at 10/15/22, par and fair value of USD 2,100,000 and $1,975,680, respectively)(s)		2,029	2,029,125
Barclays Capital, Inc., 0.75%, Open (Purchased on 03/23/18 to be repurchased at USD 1,336,752, collateralized by Tullow Oil plc, 6.25%, due at 04/15/22, par and fair value of USD 1,300,000 and $1,319,500, respectively)(s)		1,336	1,335,750
Barclays Capital, Inc., 1.25%, Open (Purchased on 01/19/18 to be repurchased at USD 9,978,192, collateralized by Apple, Inc., 3.75%, due at 11/13/47, par and fair value of USD 10,000,000 and $9,331,160, respectively)(s)		9,950	9,950,000

Security		Par (000)	Value
Borrowed Bond Agreements (continued)
Barclays Capital, Inc., 1.25%, Open (Purchased on 08/10/17 to be repurchased at USD 5,241,169, collateralized by Intel Corp., 4.10%, due at 05/11/47, par and fair value of USD 5,000,000 and $5,004,620, respectively)(s)	USD	5,213	$5,212,500
Barclays Capital, Inc., 1.25%, Open (Purchased on 02/12/18 to be repurchased at USD 2,363,357, collateralized by Level 3 Financing, Inc., 5.25%, due at 03/15/26, par and fair value of USD 2,425,000 and $2,345,460, respectively)(s)		2,358	2,358,313
Barclays Capital, Inc., 1.25%, Open (Purchased on 12/28/17 to be repurchased at USD 16,895,496, collateralized by Exxon Mobil Corp., 4.11%, due at 03/01/46, par and fair value of USD 15,000,000 and $15,351,162, respectively)(s)		16,838	16,837,500
BNP Paribas SA, 0.75%, 05/01/18 (Purchased on 04/30/18 to be repurchased at USD 56,461,450, collateralized by U.S. Treasury Bonds, 2.75%, due at 11/15/47, par and fair value of USD 65,675,000 and $61,277,853, respectively)		56,460	56,460,274
BNP Paribas SA, 1.65%, 05/01/18 (Purchased on 04/30/18 to be repurchased at USD 33,652,580, collateralized by U.S. Treasury Notes, 2.50%, due at 03/31/23, par and fair value of USD 34,077,000 and $33,625,746, respectively)		33,651	33,651,038
BNP Paribas SA, 1.72%, 05/01/18 (Purchased on 04/30/18 to be repurchased at USD 16,448,286, collateralized by U.S. Treasury Notes, 2.25%, due at 12/31/24, par and fair value of USD 17,000,000 and $16,340,586, respectively)		16,448	16,447,500
BNP Paribas SA, 1.75%, 05/01/18 (Purchased on 04/30/18 to be repurchased at USD 7,073,969, collateralized by U.S. Treasury Notes, 2.00%, due at 11/30/22, par and fair value of USD 7,255,000 and $7,016,379, respectively)		7,074	7,073,625
BNP Paribas SA, 1.78%, 05/01/18 (Purchased on 04/30/18 to be repurchased at USD 22,872,631, collateralized by U.S. Treasury Bonds, 2.75%, due at 08/15/47, par and fair value of USD 24,560,000 and $22,921,388, respectively)		22,872	22,871,500
BNP Paribas SA, (2.80)%, Open (Purchased on 04/16/18 to be repurchased at EUR 6,048,013, collateralized by Altice Luxembourg SA, 7.25%, due at 05/15/22, par and fair value of EUR 5,943,000 and $7,110,884, respectively)(s)	EUR	6,054	7,310,972
BNP Paribas SA, (1.95)%, Open (Purchased on 03/27/18 to be repurchased at EUR 279,767, collateralized by Wind Tre SpA, 2.75%, due at 01/20/24, par and fair value of EUR 300,000 and $336,485, respectively)(s)		280	338,469
BNP Paribas SA, 1.15%, Open (Purchased on 04/11/18 to be repurchased at USD 9,086,512, collateralized by Cisco Systems, Inc., 5.50%, due at 01/15/40, par and fair value of USD 7,200,000 and $8,722,682, respectively)(s)	USD	9,081	9,081,000
BNP Paribas SA, 1.67%, Open (Purchased on 01/12/18 to be repurchased at USD 6,682,343, collateralized by U.S. Treasury Notes, 1.38%, due at 09/15/20, par and fair value of USD 6,725,000 and $6,543,477, respectively)(s)		6,658	6,657,750
Citigroup Global Markets Holdings, Inc., (2.50)%, Open (Purchased on 02/27/18 to be repurchased at GBP 514,212, collateralized by Wagamama Finance plc, 4.13%, due at 07/01/22, par and fair value of GBP 500,000 and $664,258, respectively)(s)	GBP	516	710,928

25

Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock Global Long/Short Credit Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Borrowed Bond Agreements (continued)
Citigroup Global Markets Holdings, Inc., (1.00)%, Open (Purchased on 11/28/17 to be repurchased at EUR 5,198,088, collateralized by AstraZeneca plc, 1.25%, due at 05/12/28, par and fair value of EUR 5,010,000 and $6,015,481, respectively)(s)	EUR	5,220	$6,304,179
Citigroup Global Markets, Inc., 1.05%, Open (Purchased on 03/14/18 to be repurchased at USD 2,202,048, collateralized by Hertz Corp. (The), 7.63%, due at 06/01/22, par and fair value of USD 2,100,000 and $2,139,375, respectively)(s)	USD	2,200	2,199,750
Citigroup Global Markets, Inc., 1.25%, Open (Purchased on 06/29/17 to be repurchased at USD 449,122, collateralized by Kennametal, Inc., 3.88%, due at 02/15/22, par and fair value of USD 437,000 and $441,123, respectively)(s)		446	446,286
Citigroup Global Markets, Inc., 1.35%, Open (Purchased on 04/26/18 to be repurchased at USD 4,171,188, collateralized by United Rentals North America, Inc., 4.88%, due at 01/15/28, par and fair value of USD 4,350,000 and $4,121,625, respectively)(s)		4,171	4,170,563
Citigroup Global Markets, Inc., 1.35%, Open (Purchased on 03/13/18 to be repurchased at USD 9,426,305, collateralized by Vodafone Group plc, 4.38%, due at 02/19/43, par and fair value of USD 10,000,000 and $9,159,446, respectively)(s)		9,413	9,412,500
Citigroup Global Markets, Inc., 1.35%, Open (Purchased on 02/28/18 to be repurchased at USD 14,069,926, collateralized by Comcast Corp., 4.00%, due at 03/01/48, par and fair value of USD 15,000,000 and $13,733,502, respectively)(s)		14,044	14,043,750
Citigroup Global Markets, Inc., 1.35%, Open (Purchased on 03/20/18 to be repurchased at USD 3,609,516, collateralized by DISH DBS Corp., 6.75%, due at 06/01/21, par and fair value of USD 3,500,000 and $3,482,500, respectively)(s)		3,605	3,605,000
Citigroup Global Markets, Inc., 1.35%, Open (Purchased on 03/28/18 to be repurchased at USD 24,811,917, collateralized by Oracle Corp., 4.00%, due at 11/15/47, par and fair value of USD 25,000,000 and $24,347,688, respectively)(s)		24,781	24,781,250
Citigroup Global Markets, Inc., 1.35%, Open (Purchased on 08/10/17 to be repurchased at USD 5,213,546, collateralized by Intel Corp., 4.10%, due at 05/11/47, par and fair value of USD 5,000,000 and $5,004,619, respectively)(s)		5,181	5,181,250
Credit Suisse AG NY Branch, 1.73%, 05/01/18 (Purchased on 04/30/18 to be repurchased at USD 14,712,688, collateralized by U.S. Treasury Notes, 2.63%, due at 03/31/25, par and fair value of USD 14,955,000 and $14,697,961, respectively)		14,712	14,711,981
Credit Suisse Securities USA LLC, 1.00%, Open (Purchased on 08/15/17 to be repurchased at USD 5,461,086, collateralized by International Business Machines Corp., 4.70%, due at 02/19/46, par and fair value of USD 4,805,000 and $5,264,325, respectively)(s)		5,442	5,441,663
Credit Suisse Securities USA LLC, 1.15%, Open (Purchased on 04/10/18 to be repurchased at USD 23,631,563, collateralized by Philip Morris International, Inc., 2.75%, due at 02/25/26, par and fair value of USD 25,000,000 and $23,193,789, respectively)(s)		23,625	23,625,000
Credit Suisse Securities USA LLC, 1.30%, Open (Purchased on 11/10/17 to be repurchased at USD 1,799,038, collateralized by Level 3 Financing, Inc., 5.25%, due at 03/15/26, par and fair value of USD 1,850,000 and $1,789,320, respectively)(s)		1,792	1,792,187

Security		Par (000)	Value
Borrowed Bond Agreements (continued)
Deutsche Bank AG, (0.60)%, Open (Purchased on 01/31/17 to be repurchased at EUR 9,861,287, collateralized by Kingdom of Spain, 5.40%, due at 01/31/23, par and fair value of EUR 7,600,000 and $11,411,498, respectively)(b)(s)	EUR	9,861	$11,908,491
JP Morgan Securities LLC, 1.75%, 05/01/18 (Purchased on 04/30/18 to be repurchased at USD 46,489,277, collateralized by U.S. Treasury Notes, 2.63%, due at 02/28/23, par and fair value of USD 46,662,000 and $46,332,085, respectively)	USD	46,487	46,487,018
JP Morgan Securities LLC, (2.85)%, Open (Purchased on 03/28/18 to be repurchased at EUR 1,684,498, collateralized by Swissport Financing Sarl, 6.75%, due at 12/15/21, par and fair value of EUR 1,600,000 and $2,001,343, respectively)(s)	EUR	1,688	2,038,719
JP Morgan Securities LLC, (2.70)%, Open (Purchased on 04/06/18 to be repurchased at EUR 995,007, collateralized by Altice Luxembourg SA, 7.25%, due at 05/15/22, par and fair value of EUR 1,000,000 and $1,196,514, respectively)(s)		997	1,203,466
JP Morgan Securities LLC, (2.70)%, Open (Purchased on 04/16/18 to be repurchased at EUR 3,708,788, collateralized by Altice Luxembourg SA, 7.25%, due at 05/15/22, par and fair value of EUR 3,617,000 and $4,327,792, respectively)(s)		3,712	4,483,103
JP Morgan Securities LLC, (2.60)%, Open (Purchased on 04/18/18 to be repurchased at EUR 3,610,950, collateralized by Altice Luxembourg SA, 7.25%, due at 05/15/22, par and fair value of EUR 3,500,000 and $4,187,800, respectively)(s)		3,614	4,364,050
JP Morgan Securities LLC, (2.10)%, Open (Purchased on 04/26/18 to be repurchased at EUR 1,044,659, collateralized by Lecta SA, 6.50%, due at 08/01/23, par and fair value of EUR 1,000,000 and $1,234,771, respectively)(s)		1,045	1,261,603
JP Morgan Securities LLC, (2.00)%, Open (Purchased on 04/25/18 to be repurchased at EUR 922,331, collateralized by Orano SA, 4.38%, due at 11/06/19, par and fair value of EUR 850,000 and $1,088,356, respectively)(s)		923	1,114,116
JP Morgan Securities LLC, (1.75)%, Open (Purchased on 02/27/18 to be repurchased at GBP 494,975, collateralized by Wagamama Finance plc, 4.13%, due at 07/01/22, par and fair value of GBP 500,000 and $664,258, respectively)(s)	GBP	496	683,459
JP Morgan Securities LLC, (1.70)%, Open (Purchased on 01/30/18 to be repurchased at EUR 573,106, collateralized by Wind Tre SpA, 2.75%, due at 01/20/24, par and fair value of EUR 600,000 and $672,970, respectively)(s)	EUR	576	695,069
JP Morgan Securities LLC, (1.70)%, Open (Purchased on 01/18/18 to be repurchased at EUR 1,457,045, collateralized by Wind Tre SpA, 2.75%, due at 01/20/24, par and fair value of EUR 1,500,000 and $1,682,425, respectively)(s)		1,464	1,768,128
JP Morgan Securities LLC, (1.65)%, Open (Purchased on 02/23/18 to be repurchased at EUR 1,447,045, collateralized by Vallourec SA, 6.63%, due at 10/15/22, par and fair value of EUR 1,350,000 and $1,682,233, respectively)(s)		1,451	1,752,513
JP Morgan Securities LLC, (1.40)%, Open (Purchased on 04/25/18 to be repurchased at EUR 1,648,142, collateralized by Cellnex Telecom SA, 2.88%, due at 04/18/25, par and fair value of EUR 1,600,000 and $1,982,338, respectively)(s)		1,648	1,990,606

26

Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock Global Long/Short Credit Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Borrowed Bond Agreements (continued)
JP Morgan Securities LLC, (1.35)%, Open (Purchased on 12/14/17 to be repurchased at EUR 921,546, collateralized by Altice Luxembourg SA, 7.25%, due at 05/15/22, par and fair value of EUR 900,000 and $1,076,863, respectively)(s)	EUR	926	$1,118,648
JP Morgan Securities LLC, (1.35)%, Open (Purchased on 03/28/18 to be repurchased at EUR 979,291, collateralized by Maxeda DIY Holding BV, 6.13%, due at 07/15/22, par and fair value of EUR 1,000,000 and $1,138,163, respectively)(s)		980	1,183,835
JP Morgan Securities LLC, (1.35)%, Open (Purchased on 12/14/17 to be repurchased at EUR 2,950,679, collateralized by Altice Luxembourg SA, 7.25%, due at 05/15/22, par and fair value of EUR 2,880,000 and $3,445,961, respectively)(s)		2,966	3,581,775
JP Morgan Securities LLC, (1.21)%, Open (Purchased on 04/25/18 to be repurchased at GBP 1,064,024, collateralized by William Hill plc, 4.88%, due at 09/07/23, par and fair value of GBP 1,000,000 and $1,441,950, respectively)(s)	GBP	1,064	1,464,841
JP Morgan Securities LLC, (1.15)%, Open (Purchased on 01/05/18 to be repurchased at EUR 2,084,465, collateralized by Altice France SA, 5.38%, due at 05/15/22, par and fair value of EUR 1,975,000 and $2,438,688, respectively)(s)	EUR	2,092	2,526,562
JP Morgan Securities LLC, (1.15)%, Open (Purchased on 02/23/18 to be repurchased at EUR 2,248,028, collateralized by Altice France SA, 5.38%, due at 05/15/22, par and fair value of EUR 2,200,000 and $2,716,512, respectively)(s)		2,253	2,720,194
JP Morgan Securities LLC, (1.10)%, Open (Purchased on 03/28/18 to be repurchased at EUR 5,250,118, collateralized by Carlsberg Breweries A/S, 2.50%, due at 05/28/24, par and fair value of EUR 4,700,000 and $6,160,852, respectively)(s)		5,255	6,345,471
JP Morgan Securities LLC, (1.10)%, Open (Purchased on 11/28/17 to be repurchased at EUR 717,286, collateralized by Syngenta Finance NV, 1.88%, due at 11/02/21, par and fair value of EUR 700,000 and $869,198, respectively)(s)		721	870,289
JP Morgan Securities LLC, (1.05)%, Open (Purchased on 02/23/18 to be repurchased at EUR 2,049,870, collateralized by Altice France SA, 5.38%, due at 05/15/22, par and fair value of EUR 2,000,000 and $2,469,556, respectively)(s)		2,054	2,479,980
JP Morgan Securities LLC, (1.00)%, Open (Purchased on 02/22/18 to be repurchased at EUR 2,577,942, collateralized by Vallourec SA, 6.63%, due at 10/15/22, par and fair value of EUR 2,400,000 and $2,990,636, respectively)(s)		2,583	3,118,667
JP Morgan Securities LLC, (1.00)%, Open (Purchased on 09/29/17 to be repurchased at EUR 5,499,826, collateralized by TDC A/S, 3.75%, due at 03/02/22, par and fair value of EUR 4,800,000 and $6,329,061, respectively)(s)		5,533	6,681,307
JP Morgan Securities LLC, (0.85)%, Open (Purchased on 11/28/17 to be repurchased at EUR 2,352,583, collateralized by Air Liquide Finance SA, 1.00%, due at 03/08/27, par and fair value of EUR 2,300,000 and $2,768,550, respectively)(s)		2,361	2,851,347
JP Morgan Securities LLC, (0.85)%, Open (Purchased on 11/28/17 to be repurchased at EUR 2,340,365, collateralized by Novartis Finance SA, 1.13%, due at 09/30/27, par and fair value of EUR 2,270,000 and $2,748,195, respectively)(s)		2,349	2,836,538

Security		Par (000)	Value
Borrowed Bond Agreements (continued)
JP Morgan Securities LLC, (0.85)%, Open (Purchased on 11/28/17 to be repurchased at EUR 2,412,992, collateralized by Bayer Capital Corp. BV, 1.25%, due at 11/13/23, par and fair value of EUR 2,280,000 and $2,860,245, respectively)(s)	EUR	2,422	$2,924,564
JP Morgan Securities LLC, (0.85)%, Open (Purchased on 01/09/18 to be repurchased at EUR 5,455,322, collateralized by Telecom Italia SpA, 2.50%, due at 07/19/23, par and fair value of EUR 5,070,000 and $6,433,446, respectively)(s)		5,470	6,605,314
JP Morgan Securities LLC, (0.85)%, Open (Purchased on 11/28/17 to be repurchased at EUR 6,128,279, collateralized by Siemens Financieringsmaatschappij NV, 2.88%, due at 03/10/28, par and fair value of EUR 5,010,000 and $7,066,126, respectively)(s)		6,151	7,427,517
JP Morgan Securities LLC, 0.00%, Open (Purchased on 04/27/18 to be repurchased at EUR 1,567,621, collateralized by Lecta SA, 6.50%, due at 08/01/23, par and fair value of EUR 1,500,000 and $1,852,157, respectively)(s)		1,568	1,893,059
JP Morgan Securities LLC, 1.15%, Open (Purchased on 04/19/18 to be repurchased at USD 2,729,342, collateralized by Industrial & Commercial Bank of China Ltd., 6.00%(g), par and fair value of USD 2,600,000 and $2,652,806, respectively)(s)	USD	2,729	2,728,925
Merrill Lynch, Pierce, Fenner & Smith Inc., 1.60%, 05/01/18 (Purchased on 04/30/18 to be repurchased at USD 83,153,171, collateralized by U.S. Treasury Notes, 2.75%, due at 02/15/28, par and fair value of USD 84,202,000 and $82,879,766, respectively)		83,149	83,149,475
MUFG Securities Americas, 0.75%, Open (Purchased on 08/16/17 to be repurchased at USD 15,608,530, collateralized by Walt Disney Co. (The), 4.13%, due at 06/01/44, par and fair value of USD 15,000,000 and $15,147,658, respectively)(s)		15,509	15,508,500
MUFG Securities Americas, 1.40%, Open (Purchased on 09/18/17 to be repurchased at USD 16,236,741, collateralized by Cisco Systems, Inc., 5.50%, due at 01/15/40, par and fair value of USD 12,800,000 and $15,506,989, respectively)(s)		16,146	16,145,920
MUFG Securities Americas, 1.40%, Open (Purchased on 08/21/17 to be repurchased at USD 15,037,514, collateralized by Comcast Corp., 4.00%, due at 08/15/47, par and fair value of USD 15,000,000 and $13,787,251, respectively)(s)		14,943	14,943,000
Nomura Securities International, Inc., 1.61%, Open (Purchased on 04/25/18 to be repurchased at USD 76,082,626, collateralized by U.S. Treasury Notes, 2.75%, due at 02/15/28, par and fair value of USD 77,318,000 and $76,103,866, respectively)(s)		76,062	76,061,583
Nomura Securities International, Inc., 1.78%, Open (Purchased on 04/17/18 to be repurchased at USD 35,023,956, collateralized by U.S. Treasury Notes, 2.63%, due at 02/28/23, par and fair value of USD 35,000,000 and $34,752,539, respectively)(s)		35,000	35,000,000
Nomura Securities International, Inc., 1.85%, Open (Purchased on 04/11/18 to be repurchased at USD 11,812,000, collateralized by U.S. Treasury Notes, 2.13%, due at 11/30/24, par and fair value of USD 12,135,000 and $11,581,815, respectively)(s)		11,801	11,801,287
RBC Capital Markets, LLC, (0.50)%, Open (Purchased on 03/20/18 to be repurchased at USD 1,782,000, collateralized by Teva Pharmaceutical Finance Netherlands III BV, 6.75%, due at 03/01/28, par and fair value of USD 1,800,000 and $1,777,983, respectively)(s)		1,782	1,782,000

27

Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock Global Long/Short Credit Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Borrowed Bond Agreements (continued)
RBC Capital Markets, LLC, 0.25%, Open (Purchased on 01/12/18 to be repurchased at USD 6,895,649, collateralized by Teva Pharmaceutical Finance Netherlands III BV, 4.10%, due at 10/01/46, par and fair value of USD 8,750,000 and $6,473,383, respectively)(s)	USD	6,891	$6,890,625
RBC Capital Markets, LLC, 0.75%, Open (Purchased on 03/22/18 to be repurchased at USD 8,448,309, collateralized by Teva Pharmaceutical Finance Netherlands III BV, 6.00%, due at 04/15/24, par and fair value of USD 8,570,000 and $8,316,006, respectively)(s)		8,441	8,441,450
RBC Capital Markets, LLC, 1.05%, Open (Purchased on 11/03/17 to be repurchased at USD 7,940,602, collateralized by Netflix, Inc., 4.38%, due at 11/15/26, par and fair value of USD 7,850,000 and $7,337,317, respectively)(s)		7,905	7,905,226
RBC Capital Markets, LLC, 1.25%, Open (Purchased on 03/27/18 to be repurchased at USD 4,037,489, collateralized by Teva Pharmaceutical Finance Netherlands III BV, 3.15%, due at 10/01/26, par and fair value of USD 4,950,000 and $3,945,479, respectively)(s)		4,034	4,034,250
RBC Capital Markets, LLC, 1.35%, Open (Purchased on 03/26/18 to be repurchased at USD 949,995, collateralized by PetSmart, Inc., 7.13%, due at 03/15/23, par and fair value of USD 1,650,000 and $963,660, respectively)(s)		949	948,750
RBC Capital Markets, LLC, 1.40%, Open (Purchased on 03/21/18 to be repurchased at USD 4,237,658, collateralized by Seagate HDD Cayman, 4.75%, due at 01/01/25, par and fair value of USD 4,275,000 and $4,147,880, respectively)(s)		4,232	4,232,250
RBC Capital Markets, LLC, 1.40%, Open (Purchased on 08/10/17 to be repurchased at USD 5,234,320, collateralized by Intel Corp., 4.10%, due at 05/11/47, par and fair value of USD 5,000,000 and $5,004,619, respectively)(s)		5,200	5,200,000
RBC Capital Markets, LLC, 1.40%, Open (Purchased on 02/26/18 to be repurchased at USD 15,180,489, collateralized by Express Scripts Holding Co., 4.80%, due at 07/15/46, par and fair value of USD 15,000,000 and $14,686,661, respectively)(s)		15,150	15,150,000
RBC Capital Markets, LLC, 1.40%, Open (Purchased on 04/20/18 to be repurchased at USD 11,886,197, collateralized by Allergan Funding SCS, 3.80%, due at 03/15/25, par and fair value of USD 17,025,000 and $16,361,666, respectively)(s)		11,883	11,882,500
RBC Capital Markets, LLC, 1.40%, Open (Purchased on 04/10/18 to be repurchased at USD 6,908,777, collateralized by ERAC USA Finance LLC, 3.80%, due at 11/01/25, par and fair value of USD 6,750,000 and $6,664,345, respectively)(s)		6,902	6,901,875
RBC Capital Markets, LLC, 1.40%, Open (Purchased on 04/09/18 to be repurchased at USD 3,677,251, collateralized by NXP BV, 4.63%, due at 06/01/23, par and fair value of USD 3,550,000 and $3,574,406, respectively)(s)		3,674	3,674,250
RBC Capital Markets, LLC, 1.40%, Open (Purchased on 04/27/18 to be repurchased at USD 7,050,274, collateralized by QUALCOMM, Inc., 3.25%, due at 05/20/27, par and fair value of USD 7,500,000 and $6,902,365, respectively)(s)		7,050	7,050,000

Security		Par (000)	Value
Borrowed Bond Agreements (continued)
RBC Capital Markets, LLC, 1.40%, Open (Purchased on 04/20/18 to be repurchased at USD 8,355,573, collateralized by Allergan Funding SCS, 4.55%, due at 03/15/35, par and fair value of USD 11,575,000 and $10,900,367, respectively)(s)	USD	8,352	$8,352,000
RBC Europe Ltd., (3.00)%, Open (Purchased on 03/28/18 to be repurchased at EUR 968,734, collateralized by Maxeda DIY Holding BV, 6.13%, due at 07/15/22, par and fair value of EUR 1,000,000 and $1,138,163, respectively)(s)	EUR	971	1,172,580

Total Borrowed Bond Agreements — 22.0% (Cost: $875,902,653)			878,191,742

	Shares
Money Market Funds — 3.2%(t)
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.56%(u)		123,400,681	123,400,681
JPMorgan US Treasury Plus Money Market Fund, Agency Class, 1.52%		2,461,194	2,461,194

Total Money Market Funds — 3.2% (Cost: $125,861,875)			125,861,875

Total Short-Term Securities — 25.2% (Cost: $1,001,764,528)			1,004,053,617

Total Options Purchased — 0.3% (Cost: $18,659,922)			10,826,689

Total Investments Before Borrowed Bonds and Investments Sold Short — 133.7% (Cost: $5,389,545,784)			5,325,626,089

		Par (000)
Borrowed Bonds — (22.0)%

Corporate Bonds — (10.4)%
Belgium — (0.2)%
Anheuser-Busch InBev SA, 2.70%, 03/31/26	EUR	4,540	(6,121,918)

China — (0.1)%
Bank of Communications Co. Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.34%), 5.00%(g)(h)	USD	2,600	(2,561,000)

Denmark — (0.3)%
Carlsberg Breweries A/S, 2.50%, 05/28/24	EUR	4,700	(6,160,852)
TDC A/S, 3.75%, 03/02/22		4,800	(6,329,061)

			(12,489,913)
France — (0.7)%
Air Liquide Finance SA, 1.00%, 03/08/27		2,300	(2,768,550)
Altice France SA, 5.38%, 05/15/22		6,175	(7,624,756)
CMA CGM SA, 6.50%, 07/15/22		2,570	(3,158,812)
Danone SA, 1.21%, 11/03/28		5,000	(5,908,859)
Orano SA, 4.38%, 11/06/19		850	(1,088,356)
Tereos Finance Groupe I SA, 4.13%, 06/16/23		1,500	(1,723,094)
Vallourec SA, 6.63%, 10/15/22		3,750	(4,672,869)

			(26,945,296)
Germany — (0.6)%
Bayer Capital Corp. BV, 1.25%, 11/13/23		2,280	(2,860,245)
Deutsche Bank AG, (USD Swap Semi 5 Year + 4.36%), 6.25%(g)(h)	USD	9,400	(9,212,978)
Hapag-Lloyd AG, 6.75%, 02/01/22	EUR	2,570	(3,286,243)

28

Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock Global Long/Short Credit Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Germany (continued)
Raffinerie Heide GmbH, 6.38%, 12/01/22	EUR	1,900	$(2,295,472)
Siemens Financieringsmaatschappij NV, 2.88%, 03/10/28		5,010	(7,066,126)

			(24,721,064)
Ghana — 0.0%
Tullow Oil plc, 6.25%, 04/15/22(b)	USD	1,300	(1,319,500)

Israel — (0.5)%
Teva Pharmaceutical Finance Netherlands III BV:
3.15%, 10/01/26		4,950	(3,945,479)
4.10%, 10/01/46		8,750	(6,473,383)
6.00%, 04/15/24(b)		8,570	(8,316,006)
6.75%, 03/01/28(b)		1,800	(1,777,983)

			(20,512,851)
Italy — (0.2)%
Telecom Italia SpA, 2.50%, 07/19/23	EUR	5,070	(6,433,446)
Wind Tre SpA, (EURIBOR 3 Month + 2.75%), 2.75%, 01/20/24(g)		2,400	(2,691,880)

			(9,125,326)
Luxembourg — (0.7)%
Altice Luxembourg SA, 7.25%, 05/15/22		20,540	(24,576,402)
Swissport Financing Sarl, 6.75%, 12/15/21		1,600	(2,001,343)

			(26,577,745)
Netherlands — (0.2)%
Hema Bondco I BV, (EURIBOR 3 Month + 6.25%), 6.25%, 07/15/22(g)		2,200	(2,656,178)
Maxeda DIY Holding BV, 6.13%, 07/15/22		2,500	(2,845,408)
NXP BV, 4.63%, 06/01/23(b)		3,550	(3,574,406)

			(9,075,992)
Spain — (0.1)%
Cellnex Telecom SA, 2.88%, 04/18/25		1,600	(1,982,338)
Lecta SA, 6.50%, 08/01/23		2,500	(3,086,928)

			(5,069,266)
Switzerland — (0.1)%
Novartis Finance SA, 1.13%, 09/30/27		2,270	(2,748,195)
Syngenta Finance NV, 1.88%, 11/02/21		700	(869,198)

			(3,617,393)
United Kingdom — (0.5)%
AstraZeneca plc, 1.25%, 05/12/28		5,010	(6,015,481)
Vodafone Group plc, 4.38%, 02/19/43	USD	10,000	(9,159,446)
Wagamama Finance plc, 4.13%, 07/01/22	GBP	3,600	(4,782,656)
William Hill plc, 4.88%, 09/07/23		1,000	(1,441,950)

			(21,399,533)
United States — (6.2)%
Allergan Funding SCS:
3.80%, 03/15/25	USD	17,025	(16,361,666)
4.55%, 03/15/35		11,575	(10,900,367)
Apple, Inc., 3.75%, 11/13/47		10,000	(9,331,160)
Cisco Systems, Inc., 5.50%, 01/15/40		20,000	(24,229,671)
Comcast Corp.:
4.00%, 08/15/47 — 03/01/48		30,000	(27,520,753)
DISH DBS Corp., 6.75%, 06/01/21		3,500	(3,482,500)
ERAC USA Finance LLC, 3.80%, 11/01/25(b)		6,750	(6,664,345)
Express Scripts Holding Co., 4.80%, 07/15/46		15,000	(14,686,661)
Exxon Mobil Corp., 4.11%, 03/01/46		15,000	(15,351,162)
Hertz Corp. (The):
6.25%, 10/15/22		2,100	(1,975,680)
7.63%, 06/01/22(b)		2,100	(2,139,375)
Intel Corp., 4.10%, 05/11/47		15,000	(15,013,858)
International Business Machines Corp., 4.70%, 02/19/46		4,805	(5,264,325)

Security		Par (000)	Value
United States (continued)
Kennametal, Inc., 3.88%, 02/15/22	USD	437	$(441,123)
Level 3 Financing, Inc., 5.25%, 03/15/26		4,275	(4,134,780)
Netflix, Inc., 4.38%, 11/15/26		7,850	(7,337,317)
Oracle Corp., 4.00%, 11/15/47		25,000	(24,347,688)
PetSmart, Inc., 7.13%, 03/15/23		1,650	(963,660)
Philip Morris International, Inc., 2.75%, 02/25/26		25,000	(23,193,789)
QUALCOMM, Inc., 3.25%, 05/20/27		7,500	(6,902,365)
Seagate HDD Cayman, 4.75%, 01/01/25		4,275	(4,147,880)
United Rentals North America, Inc., 4.88%, 01/15/28		4,350	(4,121,625)
Walt Disney Co. (The), 4.13%, 06/01/44		15,000	(15,147,658)

			(243,659,408)
Total Corporate Bonds — (10.4)% (Proceeds: $425,811,774)			(413,196,205)

Foreign Agency Obligations — (0.1)%

China — (0.1)%
Industrial & Commercial Bank of China Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.38%), 6.00%(g)(h)	USD	2,600	(2,652,806)

Total Foreign Agency Obligations — (0.1)% (Proceeds: $2,611,110)			(2,652,806)

Foreign Government Obligations — (0.7)%

Spain — (0.6)%
Kingdom of Spain, 5.40%, 01/31/23(b)	EUR	15,200	(22,822,996)

United Kingdom — (0.1)%
U.K. Treasury Inflation Linked Bonds, 3.50%, 07/22/68	GBP	2,870	(6,481,195)

Total Foreign Government Obligations — (0.7)% (Proceeds: $26,366,825)			(29,304,191)

U.S. Treasury Obligations — (10.8)%

United States — (10.8)%
U.S. Treasury Bonds:
2.75%, 08/15/47 — 11/15/47	USD	90,235	(84,199,241)
U.S. Treasury Notes:
1.38%, 09/15/20		6,725	(6,543,477)
2.00%, 11/30/22		7,255	(7,016,379)
2.13%, 11/30/24		12,135	(11,581,815)
2.25%, 12/31/24		17,000	(16,340,586)
2.50%, 03/31/23		34,077	(33,625,746)
2.63%, 02/28/23 — 03/31/25		96,617	(95,782,585)
2.75%, 02/28/25 — 02/15/28		176,891	(174,217,134)

			(429,306,963)
Total U.S. Treasury Obligations — (10.8)% (Proceeds: $437,200,504)			(429,306,963)

Total Borrowed Bonds — (22.0)% (Proceeds: $891,990,213)			(874,460,165)

	Shares
Investments Sold Short — (0.2)%

Common Stocks — 0.0%
United States — 0.0%
Simon Property Group, Inc.		5,000	(781,700)
Thermo Fisher Scientific, Inc.		2,000	(420,700)

			(1,202,400)
Total Common Stocks — 0.0% (Proceeds: $1,147,067)			(1,202,400)

29

Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock Global Long/Short Credit Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Investment Companies — (0.2)%
iShares iBoxx $ High Yield Corporate Bond ETF(u)	100,000	$(8,570,000)

Total Investment Companies — (0.2)% (Proceeds: $8,625,506)		(8,570,000)

Total Investments Sold Short — (0.2)% (Proceeds: $9,772,573)		(9,772,400)

Total Investments Net of Borrowed Bonds and Investments Sold Short — 111.5% (Cost: $4,487,782,998)		4,441,393,524

Liabilities in Excess of Other Assets — (11.5)%		(459,629,464)

Net Assets — 100.0%		$3,981,764,060

(a)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Issuer filed for bankruptcy and/or is in default.
(e)	Non-income producing security.
(f)	A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(g)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Perpetual security with no stated maturity date.
(i)	All or a portion of security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(j)	Convertible security.
(k)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(l)	Zero-coupon bond.
(m)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(n)	All or a portion of security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(o)	Variable rate security. Rate shown is the rate in effect as of period end.
(p)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(q)	Amount is less than $500.
(r)	Certain agreements have no stated maturity and can be terminated by either party at any time.
(s)	The amount to be repurchased assumes the maturity will be the day after the period end.
(t)	Annualized 7-day yield as of period end.

30

Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock Global Long/Short Credit Fund

(u)	During the period ended April 30, 2018, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliate	Shares Held at 07/31/17	Shares Purchased		Shares Sold	Shares Held at 04/30/18	Value at 04/30/18	Income (Expense)	Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	57,863,957	65,536,724	(b)	—	123,400,681	$123,400,681	$855,192	$378		$—
iShares iBoxx $ High Yield Corporate Bond ETF	(5,000)	994,000		(1,084,000)	(95,000)	(8,141,500)	(141,762)	334,379		72,696
iShares JP Morgan USD Emerging Markets Bond ETF	(30,000)	40,000		(10,000)	—	—	(35,343)	(75,189)		20,391

						$115,259,181	$678,087	259,568		$93,087

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares purchased.

Reverse Repurchase Agreements
Counterparty	Interest Rate	Trade Date	Maturity Date	(a)	Face Value	Face Value Including Accrued Interest	Type of Underlying Collateral	Remaining Contractual Maturity of the Agreements
Barclays Capital, Inc.	(0.35)%	3/26/2018	Open		$19,900,375	$19,893,410	Corporate Bonds	Open
BNP Paribas SA	2.30%	3/26/2018	Open		23,185,000	23,236,844	Corporate Bonds	Open
RBC Capital Markets, LLC	2.09%	3/26/2018	Open		13,650,000	13,678,529	Corporate Bonds	Open
RBC Capital Markets, LLC	2.09%	3/26/2018	Open		9,350,000	9,369,542	Corporate Bonds	Open
RBC Capital Markets, LLC	2.09%	4/5/2018	Open		13,912,500	13,932,693	Corporate Bonds	Open
RBC Capital Markets, LLC	2.09%	4/5/2018	Open		13,950,000	13,970,247	Corporate Bonds	Open
Barclays Capital, Inc.	2.00%	4/6/2018	Open		6,079,050	6,087,493	Corporate Bonds	Open
Barclays Capital, Inc.	2.00%	4/12/2018	Open		26,111,602	26,139,164	Corporate Bonds	Open
RBC Capital Markets, LLC	2.45%	4/13/2018	Open		9,850,000	9,862,066	Corporate Bonds	Open
RBC Capital Markets, LLC	2.09%	4/16/2018	Open		9,350,000	9,358,142	Corporate Bonds	Open
RBC Capital Markets, LLC	2.09%	4/16/2018	Open		9,050,000	9,057,881	Corporate Bonds	Open
RBC Capital Markets, LLC	2.45%	4/17/2018	Open		6,875,000	6,881,550	Corporate Bonds	Open
RBC Capital Markets, LLC	2.45%	4/17/2018	Open		10,601,250	10,611,351	Corporate Bonds	Open
Barclays Capital, Inc.	2.25%	4/18/2018	Open		24,403,500	24,423,328	Corporate Bonds	Open
Barclays Capital, Inc.	2.25%	4/18/2018	Open		27,035,500	27,057,466	Corporate Bonds	Open
Barclays Capital, Inc.	0.50%	4/20/2018	Open		8,387,500	8,388,781	Corporate Bonds	Open
Barclays Capital, Inc.	2.00%	4/20/2018	Open		7,381,500	7,386,011	Corporate Bonds	Open
Barclays Capital, Inc.	2.25%	4/20/2018	Open		6,308,750	6,313,087	Corporate Bonds	Open
Barclays Capital, Inc.	2.25%	4/20/2018	Open		6,466,250	6,470,696	Corporate Bonds	Open
BNP Paribas SA	2.21%	4/20/2018	Open		5,660,550	5,664,372	Corporate Bonds	Open
BNP Paribas SA	2.21%	4/20/2018	Open		9,201,275	9,207,488	Corporate Bonds	Open
RBC Capital Markets, LLC	2.45%	4/23/2018	Open		4,441,380	4,443,798	Corporate Bonds	Open
RBC Capital Markets, LLC	2.45%	4/23/2018	Open		9,453,500	9,458,647	Corporate Bonds	Open
BNP Paribas SA	2.45%	4/24/2018	Open		19,073,775	19,082,862	Corporate Bonds	Open
RBC Capital Markets, LLC	2.09%	4/24/2018	Open		9,150,000	9,153,719	Corporate Bonds	Open
RBC Capital Markets, LLC	2.45%	4/24/2018	Open		15,000,000	15,007,146	Corporate Bonds	Open
RBC Capital Markets, LLC	2.45%	4/24/2018	Open		16,464,000	16,471,843	Corporate Bonds	Open
MUFG Securities Americas, Inc.	2.35%	4/26/2018	Open		18,135,592	18,141,511	Corporate Bonds	Open
BNP Paribas SA	2.21%	4/26/2018	Open		9,100,000	9,102,235	Corporate Bonds	Open
BNP Paribas SA	2.51%	4/26/2018	Open		11,403,195	11,406,375	Corporate Bonds	Open

Total					$378,931,044	$379,258,277

(a)	Certain agreements have no stated maturity and can be terminated by either party at any time.

31

Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock Global Long/Short Credit Fund

Currency Abbreviations

CAD	Canadian Dollar
CNH	Chinese Yuan Offshore
CNY	Chinese Yuan
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
JPY	Japanese Yen
USD	United States Dollar

Portfolio Abbreviations

CDO	Collateralized Debt Obligation
CDX	Credit Default Swap Index
CLO	Collateralized Loan Obligation
DAC	Designated Activity Company
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
LIBOR	London Interbank Offered Rate
OTC	Over-the-counter
PIK	Payment-In-Kind
PJSC	Public Joint Stock Company
SPDR	Standard & Poor’s Depositary Receipts
S&P	Standard & Poor’s

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
EURO STOXX 50 Index	227	06/15/18	$9,523	$145,931
STOXX 600 Banks Index	370	06/15/18	3,923	(8,548)

				137,383

Short Contracts
Euro-Bobl	342	06/07/18	54,103	(209,660)
Euro-BTP	55	06/07/18	9,233	(279,865)
Euro-Bund	610	06/07/18	116,934	(752,181)
Euro-Schatz	8	06/07/18	1,081	(541)
U.S. Treasury 10 Year Note	427	06/20/18	51,080	240,872
U.S. Treasury 10 Year Ultra Note	105	06/20/18	13,429	9,031
U.S. Treasury Long Bond	60	06/20/18	8,631	(103,660)
Long Gilt	128	06/27/18	21,544	(179,987)
U.S. Treasury 2 Year Note	44	06/29/18	9,330	24,948
U.S. Treasury 5 Year Note	117	06/29/18	13,280	71,528

				(1,179,515)

				$(1,042,132)

32

Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock Global Long/Short Credit Fund

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CNH	4,905,000	USD	774,197	JP Morgan Chase Bank NA	05/02/18	$2,144
USD	781,915	CNY	4,905,000	Westpac Banking Corp.	05/02/18	8,853
USD	73,034,775	EUR	59,562,000	BNP Paribas SA	05/02/18	1,107,705
USD	1,326,474,421	EUR	1,084,104,000	Citibank NA	05/02/18	17,310,429
USD	39,948,631	EUR	32,539,536	Deutsche Bank AG	05/02/18	653,886
USD	7,528,563	EUR	6,077,000	Goldman Sachs International	05/02/18	189,977
USD	1,228,906	EUR	997,000	JP Morgan Chase Bank NA	05/02/18	24,929
USD	332,014,947	EUR	271,612,000	Morgan Stanley & Co. International plc	05/02/18	4,016,295
USD	757,209	EUR	620,000	Nomura International plc	05/02/18	8,497
USD	963,747	EUR	796,000	Royal Bank of Canada	05/02/18	2,498
USD	4,365,421	EUR	3,547,000	State Street Bank and Trust Co.	05/02/18	82,064
USD	8,066,343	EUR	6,557,000	UBS AG	05/02/18	148,110
USD	1,385,594	EUR	1,122,000	Westpac Banking Corp.	05/02/18	30,667
USD	164,931,188	GBP	116,893,301	Citibank NA	05/02/18	4,004,181
USD	7,927,357	GBP	5,683,162	Deutsche Bank AG	05/02/18	103,348
USD	10,373,160	GBP	7,443,000	Morgan Stanley & Co. International plc	05/02/18	126,382
EUR	22,846,534	GBP	20,010,000	JP Morgan Chase Bank NA	05/11/18	48,335
GBP	20,010,000	EUR	22,461,064	Citibank NA	05/11/18	417,459
USD	2,117,779	EUR	1,707,315	Citibank NA	05/11/18	54,697
USD	24,152,283	EUR	19,421,685	JP Morgan Chase Bank NA	05/11/18	683,541
USD	47,512,345	GBP	33,934,238	Citibank NA	05/11/18	776,165
USD	36,378,385	EUR	29,781,000	BNP Paribas SA	06/04/18	323,913
USD	662,073,154	EUR	542,052,000	Citibank NA	06/04/18	5,836,002
USD	13,905,564	EUR	11,379,768	Deutsche Bank AG	06/04/18	128,608
USD	165,079,899	EUR	135,122,000	Morgan Stanley & Co. International plc	06/04/18	1,493,976
USD	39,649,248	EUR	32,748,000	UBS AG	06/04/18	2,767
USD	163,266,042	GBP	116,893,301	Citibank NA	06/04/18	2,080,061
USD	4,420,916	EUR	3,571,000	BNP Paribas SA	06/07/18	96,606
USD	8,088,359	EUR	6,486,938	Morgan Stanley & Co. International plc	06/07/18	232,989
USD	749,172	EUR	600,000	UBS AG	06/07/18	22,601
USD	3,011,392	HKD	23,553,000	Bank of America NA	06/07/18	7,623
USD	1,351,796	IDR	18,817,000,000	Morgan Stanley & Co. International plc	06/08/18	5,835

						40,031,143

EUR	59,562,000	USD	72,334,028	BNP Paribas SA	05/02/18	(406,957)
EUR	1,084,104,000	USD	1,316,514,216	Citibank NA	05/02/18	(7,350,224)
EUR	22,759,536	USD	27,644,472	Deutsche Bank AG	05/02/18	(160,056)
EUR	270,244,000	USD	328,218,903	Morgan Stanley & Co. International plc	05/02/18	(1,872,249)
GBP	116,893,301	USD	163,041,607	Citibank NA	05/02/18	(2,114,601)
GBP	5,683,162	USD	8,047,641	Deutsche Bank AG	05/02/18	(223,632)
GBP	7,443,000	USD	10,503,209	Morgan Stanley & Co. International plc	05/02/18	(256,431)
GBP	1,473,000	USD	2,069,876	Royal Bank of Scotland	05/02/18	(41,997)
GBP	8,152,035	USD	11,671,000	UBS AG	05/02/18	(448,093)
USD	5,679,610	EUR	4,704,000	Morgan Stanley & Co. International plc	05/02/18	(941)
EUR	2,890,000	USD	3,591,715	Bank of America NA	05/11/18	(99,502)
EUR	785,000	USD	962,837	BNP Paribas SA	05/11/18	(14,260)
EUR	9,500,000	USD	11,756,534	Citibank NA	05/11/18	(276,940)
EUR	1,599,000	USD	1,993,432	Deutsche Bank AG	05/11/18	(61,235)
EUR	4,705,000	USD	5,815,471	Goldman Sachs International	05/11/18	(130,051)
EUR	1,650,000	USD	2,029,975	JP Morgan Chase Bank NA	05/11/18	(36,151)
GBP	2,830,000	USD	3,951,198	Barclays Bank plc	05/11/18	(53,560)
GBP	2,270,000	USD	3,163,450	Citibank NA	05/11/18	(37,075)
GBP	2,847,238	USD	3,988,714	Credit Suisse International	05/11/18	(67,334)
GBP	3,160,000	USD	4,420,352	Goldman Sachs International	05/11/18	(68,218)
GBP	19,295,000	USD	27,396,121	JP Morgan Chase Bank NA	05/11/18	(821,941)
GBP	2,820,000	USD	3,938,660	Morgan Stanley & Co. International plc	05/11/18	(54,794)
GBP	712,000	USD	989,709	State Street Bank and Trust Co.	05/11/18	(9,102)
GBP	5,683,162	USD	7,938,411	Deutsche Bank AG	06/04/18	(101,811)
GBP	7,443,000	USD	10,387,600	Morgan Stanley & Co. International plc	06/04/18	(124,332)
USD	772,811	CNH	4,905,000	JP Morgan Chase Bank NA	06/04/18	(2,230)

33

Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock Global Long/Short Credit Fund

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
IDR	4,704,485,000	USD	340,313	Bank of America NA	06/08/18	$(3,806)
IDR	5,204,250,000	USD	375,216	Barclays Bank plc	06/08/18	(2,961)
IDR	4,704,485,000	USD	340,362	HSBC Bank plc	06/08/18	(3,855)
IDR	4,703,780,000	USD	339,623	JP Morgan Chase Bank NA	06/08/18	(3,166)
USD	777,533	IDR	10,897,117,391	JP Morgan Chase Bank NA	06/08/18	(1,927)

						(14,849,432)

Net Unrealized Appreciation						$25,181,711

Exchange-Traded Options Purchased

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
CA, Inc.	500	05/18/18	USD	38.00	USD	1,740	$8,750
CBS Corp.	700	05/18/18	USD	55.00	USD	3,444	7,350
CenturyLink, Inc.	1,500	05/18/18	USD	18.00	USD	2,787	158,250
iShares iBoxx $ High Yield Corporate Bond ETF	2,500	05/18/18	USD	87.00	USD	21,425	3,750
QUALCOMM, Inc.	750	05/18/18	USD	62.50	USD	3,826	4,500
Technology Select Sector SPDR Fund	650	05/18/18	USD	69.00	USD	4,255	5,200
AMC Networks, Inc.	1,000	06/15/18	USD	55.00	USD	5,200	102,500
CBS Corp.	500	06/15/18	USD	57.50	USD	2,460	6,750
CBS Corp.	500	06/15/18	USD	70.00	USD	2,460	4,000
CenturyLink, Inc.	1,150	06/15/18	USD	19.00	USD	2,137	66,700
CenturyLink, Inc.	1,500	06/15/18	USD	21.00	USD	2,787	18,000
Consumer Discretionary Select Sector SPDR Fund	750	06/15/18	USD	110.00	USD	7,844	26,625
Energy Select Sector SPDR Fund	750	06/15/18	USD	77.00	USD	5,536	54,375
EURO STOXX 50 Index	229	06/15/18	EUR	3,525.00	EUR	8,099	90,844
iShares 20+ Year Treasury Bond ETF	850	06/15/18	USD	126.00	USD	10,124	7,225
Lions Gate Entertainment Corp.	850	06/15/18	USD	30.00	USD	2,116	12,750
Lions Gate Entertainment Corp.	1,900	06/15/18	USD	25.00	USD	4,729	232,750
Micron Technology, Inc.	650	06/15/18	USD	60.00	USD	2,989	17,550
NXP Semiconductors NV	1,250	06/15/18	USD	120.00	USD	13,113	121,875
CenturyLink, Inc.	750	07/20/18	USD	20.00	USD	1,394	27,000
Lions Gate Entertainment Corp.	1,500	07/20/18	USD	30.00	USD	3,734	37,500
NXP Semiconductors NV	2,150	07/20/18	USD	120.00	USD	22,554	483,750
AMC Networks, Inc.	750	09/21/18	USD	60.00	USD	3,900	88,125
CBS Corp.	500	09/21/18	USD	60.00	USD	2,460	23,250
CBS Corp.	750	09/21/18	USD	62.50	USD	3,690	22,125
Lions Gate Entertainment Corp.	1,450	09/21/18	USD	30.00	USD	3,609	90,625
Celgene Corp.	425	10/19/18	USD	105.00	USD	3,702	90,950
Rite Aid Corp.	2,500	10/19/18	USD	2.00	USD	418	22,500
Lions Gate Entertainment Corp.	1,000	12/21/18	USD	30.00	USD	2,489	102,500
NXP Semiconductors NV	500	01/18/19	USD	115.00	USD	5,245	345,000

							2,283,069

Put
Caterpillar, Inc.	350	05/18/18	USD	140.00	USD	5,053	60,550
EURO STOXX 50 Index	331	05/18/18	EUR	3,450.00	EUR	11,706	65,553
EURO STOXX 50 Index	450	05/18/18	EUR	3,300.00	EUR	15,914	20,107
iShares iBoxx $ High Yield Corporate Bond ETF	1,000	05/18/18	USD	84.00	USD	8,570	12,000
iShares iBoxx $ High Yield Corporate Bond ETF	1,250	05/18/18	USD	86.00	USD	10,713	105,000
iShares iBoxx $ High Yield Corporate Bond ETF	1,750	05/18/18	USD	85.00	USD	14,998	56,875
iShares iBoxx $ Investment Grade Corporate Bond ETF	1,500	05/18/18	USD	115.00	USD	17,283	82,500
iShares JP Morgan USD Emerging Markets Bond ETF	500	05/18/18	USD	109.00	USD	5,507	18,750
iShares Russell 2000 ETF	350	05/18/18	USD	146.00	USD	5,366	13,125
Lions Gate Entertainment Corp.	500	05/18/18	USD	25.00	USD	1,245	36,250
PowerShares QQQ Trust, Series 1 ETF	250	05/18/18	USD	154.00	USD	4,024	23,000
PowerShares QQQ Trust, Series 1 ETF	350	05/18/18	USD	152.00	USD	5,633	23,100
PowerShares QQQ Trust, Series 1 ETF	350	05/18/18	USD	159.00	USD	5,633	72,625
PowerShares QQQ Trust, Series 1 ETF	500	05/18/18	USD	160.00	USD	8,047	121,250

34

Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock Global Long/Short Credit Fund

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
S&P 500 Index	37	05/18/18	USD	2,550.00	USD	9,798	$31,265
SPDR S&P 500 ETF Trust	350	05/18/18	USD	260.00	USD	9,258	60,725
SPDR S&P 500 ETF Trust	650	05/18/18	USD	250.00	USD	17,193	30,550
SPDR S&P 500 ETF Trust	1,500	05/18/18	USD	255.00	USD	39,677	131,250
SPDR S&P Retail ETF	650	05/18/18	USD	41.00	USD	2,978	5,850
Teva Pharmaceutical Industries Ltd.	750	05/18/18	USD	17.00	USD	1,349	42,000
Thermo Fisher Scientific, Inc.	200	05/18/18	USD	190.00	USD	4,207	5,000
Uniti Group, Inc.	500	05/18/18	USD	15.00	USD	901	6,250
Valeant Pharmaceuticals International, Inc.	1,000	05/18/18	USD	14.00	USD	1,807	9,500
VanEck Vectors Semiconductor ETF Fund	700	05/18/18	USD	97.00	USD	6,860	161,700
Walt Disney Co. (The)	500	05/18/18	USD	95.00	USD	5,017	28,500
iShares Russell 2000 ETF	500	05/25/18	USD	151.00	USD	7,666	71,250
U.S. Treasury 10 Year Note	200	05/25/18	USD	119.50	USD	20,000	78,125
U.S. Treasury 10 Year Note	1,029	05/25/18	USD	119.00	USD	102,900	225,094
SPDR S&P 500 ETF Trust	500	05/30/18	USD	255.00	USD	13,226	68,750
Envision Healthcare Corp.	500	06/15/18	USD	30.00	USD	1,859	58,750
EURO STOXX 50 Index	571	06/15/18	EUR	3,475.00	EUR	20,194	405,449
iShares iBoxx $ High Yield Corporate Bond ETF	500	06/15/18	USD	84.00	USD	4,285	23,250
iShares iBoxx $ High Yield Corporate Bond ETF	2,750	06/15/18	USD	85.00	USD	23,568	231,000
iShares iBoxx $ Investment Grade Corporate Bond ETF	750	06/15/18	USD	114.00	USD	8,642	41,250
iShares JP Morgan USD Emerging Markets Bond ETF	500	06/15/18	USD	107.00	USD	5,507	16,250
iShares JP Morgan USD Emerging Markets Bond ETF	850	06/15/18	USD	110.00	USD	9,362	99,875
iShares Russell 2000 ETF	500	06/15/18	USD	150.00	USD	7,666	97,500
Microsemi Corp.	500	06/15/18	USD	60.00	USD	3,235	73,750
PowerShares QQQ Trust, Series 1 ETF	650	06/15/18	USD	155.00	USD	10,461	154,050
S&P 500 Index	77	06/15/18	USD	2,640.00	USD	20,390	373,450
SPDR S&P 500 ETF Trust	1,600	06/15/18	USD	245.00	USD	42,322	192,800
SPDR S&P Retail ETF	700	06/15/18	USD	42.00	USD	3,207	26,950
Valeant Pharmaceuticals International, Inc.	1,150	06/15/18	USD	15.00	USD	2,078	37,950
Valeant Pharmaceuticals International, Inc.	1,500	06/15/18	USD	13.00	USD	2,711	18,000
VanEck Vectors Semiconductor ETF Fund	350	06/15/18	USD	90.00	USD	3,430	49,175
Walt Disney Co. (The)	500	06/15/18	USD	87.50	USD	5,017	12,000
U.S. Treasury 10 Year Note	100	06/22/18	USD	119.00	USD	10,000	51,562
U.S. Treasury 10 Year Note	350	06/22/18	USD	118.00	USD	35,000	82,031
U.S. Treasury 5 Year Note	300	06/22/18	USD	113.25	USD	30,000	124,219
Discovery, Inc.	750	07/20/18	USD	20.00	USD	1,774	30,000
First Quantum Minerals Ltd.	750	07/20/18	CAD	18.00	CAD	1,025	77,106
First Quantum Minerals Ltd.	1,000	07/20/18	CAD	15.00	CAD	1,366	39,721
iShares JP Morgan USD Emerging Markets Bond ETF	500	07/20/18	USD	108.00	USD	5,507	42,500
iShares U.S. Preferred Stock ETF	2,000	07/20/18	USD	36.00	USD	7,426	30,000
Mattel, Inc.	1,500	07/20/18	USD	12.00	USD	2,220	45,000
U.S. Treasury 10 Year Note	350	07/27/18	USD	118.00	USD	35,000	131,250
U.S. Treasury 5 Year Note	250	07/27/18	USD	112.50	USD	25,000	54,688
Sprint Corp.	4,000	08/17/18	USD	5.00	USD	2,244	74,000
Uniti Group, Inc.	1,400	08/17/18	USD	12.50	USD	2,523	42,000
U.S. Treasury 10 Year Note	200	08/24/18	USD	117.50	USD	20,000	75,000
iShares JP Morgan USD Emerging Markets Bond ETF	350	09/21/18	USD	108.00	USD	3,855	54,250
iShares JP Morgan USD Emerging Markets Bond ETF	500	09/21/18	USD	104.00	USD	5,507	31,250
Thermo Fisher Scientific, Inc.	175	09/21/18	USD	180.00	USD	3,681	38,062
First Quantum Minerals Ltd.	400	10/19/18	CAD	14.00	CAD	546	22,898
Mattel, Inc.	500	10/19/18	USD	11.00	USD	740	20,000
Sprint Corp.	1,500	11/16/18	USD	5.00	USD	842	33,750

							4,677,230

							$6,960,299

35

Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock Global Long/Short Credit Fund

OTC Credit Default Swaptions Purchased

Description	Received by the Fund		Paid by the Fund			Expiration	Exercise		Notional Amount
	Rate/Reference	Frequency	Rate/Reference	Frequency	Counterparty	Date	Price		(000)		Value
Call
Bought Protection on 5-Year Credit Default Swaps	CDX.NA.IG.30.V1	Quarterly	1.00%	Quarterly	JP Morgan Chase Bank NA	07/18/18	USD	60.00	USD	50,000	$158,570
Bought Protection on 5-Year Credit Default Swaps	ITRAXX.EUROPE.29.V1	Quarterly	1.00%	Quarterly	Morgan Stanley & Co. International plc	06/20/18	EUR	60.00	EUR	96,900	132,900
Bought Protection on 5-Year Credit Default Swaps	CDX.NA.IG.29.V1	Quarterly	1.00%	Quarterly	Deutsche Bank AG	06/20/18	USD	62.50	USD	500,000	474,385
Bought Protection on 5-Year Credit Default Swaps	CDX.NA.IG.29.V1	Quarterly	1.00%	Quarterly	Deutsche Bank AG	06/20/18	USD	62.50	USD	500,000	474,385
Bought Protection on 5-Year Credit Default Swaps	CDX.NA.IG.30.V1	Quarterly	1.00%	Quarterly	Morgan Stanley & Co. International plc	07/18/18	USD	62.50	USD	60,000	162,980
Bought Protection on 5-Year Credit Default Swaps	CDX.NA.IG.30.V1	Quarterly	1.00%	Quarterly	BNP Paribas SA	07/18/18	USD	65.00	USD	50,000	115,654
Bought Protection on 5-Year Credit Default Swaps	CDX.NA.IG.30.V1	Quarterly	1.00%	Quarterly	Deutsche Bank AG	06/20/18	USD	65.00	USD	50,000	79,643
Bought Protection on 5-Year Credit Default Swaps	CDX.NA.IG.30.V1	Quarterly	1.00%	Quarterly	Goldman Sachs International	06/20/18	USD	67.50	USD	50,000	65,244
Bought Protection on 5-Year Credit Default Swaps	CDX.NA.IG.30.V1	Quarterly	1.00%	Quarterly	JP Morgan Chase Bank NA	06/20/18	USD	67.50	USD	239,430	312,425
Bought Protection on 5-Year Credit Default Swaps	CDX.NA.IG.30.V1	Quarterly	1.00%	Quarterly	JP Morgan Chase Bank NA	06/20/18	USD	70.00	USD	50,000	54,660
Bought Protection on 5-Year Credit Default Swaps	CDX.NA.IG.30.V1	Quarterly	1.00%	Quarterly	JP Morgan Chase Bank NA	06/20/18	USD	72.50	USD	478,835	443,770
Bought Protection on 5-Year Credit Default Swaps	CDX.NA.HY.30.V1	Quarterly	5.00%	Quarterly	Goldman Sachs International	06/20/18	USD	105.50	USD	20,000	93,536
Bought Protection on 5-Year Credit Default Swaps	CDX.NA.HY.30.V1	Quarterly	5.00%	Quarterly	Goldman Sachs International	06/20/18	USD	106.00	USD	20,000	118,489
Bought Protection on 5-Year Credit Default Swaps	ITRAXX.EUROPE. CROSSOVER. 28.V1	Quarterly	5.00%	Quarterly	Barclays Bank plc	06/20/18	EUR	300.00	EUR	46,400	210,748

											$2,897,389

OTC Interest Rate Swaptions Purchased

	Paid by the Fund		Received by the Fund			Expiration	Exercise	Notional Amount
Description	Rate	Frequency	Rate	Frequency	Counterparty	Date	Rate	(000)	Value
Call
5-Year Interest Rate Swap	2.84%	Semi Annual	3 month LIBOR	Quarterly	Deutsche Bank AG	07/25/18	2.84%	USD 53,500	$389,334
10-Year Interest Rate Swap	2.98%	Semi Annual	3 month LIBOR	Quarterly	Deutsche Bank AG	07/25/18	2.98%	USD 57,500	579,667

									$969,001

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Consumer Discretionary Select Sector SPDR Fund	750	06/15/18	USD	120.00	USD	7,844	$(9,750)
Celgene Corp.	425	10/19/18	USD	120.00	USD	3,702	(28,900)
NXP Semiconductors NV	500	01/18/19	USD	125.00	USD	5,245	(148,750)

							$(187,400)

36

Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock Global Long/Short Credit Fund

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Put
Caterpillar, Inc.	350	05/18/18	USD	120.00	USD	5,053	$(3,325)
iShares iBoxx $ High Yield Corporate Bond ETF	1,000	05/18/18	USD	79.00	USD	8,570	(7,000)
iShares iBoxx $ High Yield Corporate Bond ETF	1,750	05/18/18	USD	81.00	USD	14,998	(14,000)
iShares iBoxx $ Investment Grade Corporate Bond ETF	2,500	05/18/18	USD	110.00	USD	28,805	(12,500)
PowerShares QQQ Trust	250	05/18/18	USD	134.00	USD	4,024	(1,250)
PowerShares QQQ Trust	350	05/18/18	USD	149.00	USD	5,633	(14,175)
PowerShares QQQ Trust	500	05/18/18	USD	140.00	USD	8,047	(5,500)
SPDR S&P 500 ETF Trust	1,000	05/18/18	USD	230.00	USD	26,451	(10,500)
SPDR S&P 500 ETF Trust	1,500	05/18/18	USD	235.00	USD	39,677	(20,250)
SPDR S&P Retail ETF	650	05/18/18	USD	37.00	USD	2,978	(8,450)
Thermo Fisher Scientific, Inc.	200	05/18/18	USD	170.00	USD	4,207	(3,000)
VanEck Vectors Semiconductor ETF Fund	350	05/18/18	USD	87.00	USD	3,430	(9,625)
Walt Disney Co. (The)	500	05/18/18	USD	85.00	USD	5,017	(2,750)
iShares Russell 2000 ETF	500	05/25/18	USD	141.00	USD	7,666	(12,750)
SPDR S&P 500 ETF Trust	500	05/30/18	USD	240.00	USD	13,226	(17,250)
iShares iBoxx $ High Yield Corporate Bond ETF	750	06/15/18	USD	82.00	USD	6,428	(12,375)
iShares JP Morgan USD Emerging Markets Bond ETF	850	06/15/18	USD	100.00	USD	9,362	(25,500)
iShares Russell 2000 ETF	500	06/15/18	USD	135.00	USD	7,666	(17,250)
PowerShares QQQ Trust	650	06/15/18	USD	135.00	USD	10,461	(24,050)
S&P 500 Index	77	06/15/18	USD	2,550.00	USD	20,390	(182,490)
NXP Semiconductors NV	500	01/18/19	USD	100.00	USD	5,245	(435,000)

							(838,990)

							$(1,026,390)

OTC Credit Default Swaptions Written

	Received by the Fund		Paid by the Fund
Description	Rate/Reference	Frequency	Rate/Reference	Frequency	Counterparty	Expiration Date	Credit Rating	(a)	Exercise Price		Notional Amount (000)	(b)	Value
Call
Sold Protection on 5-Year Credit Default Swaps	1.00%	Quarterly	CDX.NA.IG.29.V1	Quarterly	Deutsche Bank AG	06/20/18	NR		USD 100.00	USD	500,000		$(74,105)
Sold Protection on 5-Year Credit Default Swaps	1.00%	Quarterly	CDX.NA.IG.29.V1	Quarterly	Deutsche Bank AG	06/20/18	NR		USD 100.00	USD	500,000		(74,105)
Sold Protection on 5-Year Credit Default Swaps	5.00%	Quarterly	CDX.NA.HY.30.V1	Quarterly	Goldman Sachs International	06/20/18	NR		USD 102.00	USD	20,000		(30,053)
Sold Protection on 5-Year Credit Default Swaps	5.00%	Quarterly	ITRAXX.EUROPE. CROSSOVER.28.V1	Quarterly	Barclays Bank plc	06/20/18	NR		EUR 350.00	EUR	46,400		(82,183)

													$(260,446)

(a)	Using S&P’s rating of the issuer or the underlying securities of the index, as applicable.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

37

Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock Global Long/Short Credit Fund

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
ITRAXX.EUROPE.CROSSOVER.29.V1	5.00%	Quarterly	06/20/23	EUR	136,275	$(18,487,528)	$(16,949,731)	$(1,537,797)
ITRAXX.FINSR.29.V1	1.00%	Quarterly	06/20/23	EUR	44,280	(1,226,803)	(1,105,687)	(121,116)
CDX.NA.IG.30.V1	1.00%	Quarterly	06/20/23	USD	307,745	(6,062,783)	(5,647,106)	(415,677)
CDX.NA.HY.30.V1	5.00%	Quarterly	06/20/23	USD	30,000	(2,249,950)	(2,085,950)	(164,000)
ITRAXX.EUROPE.29.V1	1.00%	Quarterly	06/20/23	EUR	81,850	(2,407,661)	(1,975,267)	(432,394)

						$(30,434,725)	$(27,763,741)	$(2,670,984)

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Termination Date	Credit Rating	(a)		Notional Amount (000)	(b)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
ITRAXX.EUROPE.28.V1	1.00%	Quarterly	12/20/22	BBB+		EUR	67,530		$2,132,648	$1,672,617	$460,031
ITRAXX.EUROPE.CROSSOVER.28.V1	5.00%	Quarterly	12/20/22	B+		EUR	22,030		3,182,950	3,078,171	104,779
ITRAXX.FINSR.28.V1	1.00%	Quarterly	12/20/22	A-		EUR	88,940		2,702,570	2,262,328	440,242

									$8,018,168	$7,013,116	$1,005,052

(a)	Using S&P’s rating of the issuer or the underlying securities of the index, as applicable.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

OTC Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
ITRAXX.FINSR.19.V1	1.00%	Quarterly	Citibank NA	06/20/18	EUR	31,100	$(93,793)	$(12,954)	$(80,839)
Dow Chemical Co. (The)	1.00%	Quarterly	JP Morgan Chase Bank NA	09/20/18	USD	5,000	(23,687)	(1,816)	(21,871)
Cardinal Health, Inc.	1.00%	Quarterly	Barclays Bank plc	12/20/18	USD	15,000	(101,332)	(56,868)	(44,464)
Dell, Inc.	1.00%	Quarterly	Goldman Sachs Bank USA	12/20/18	USD	4,000	(22,393)	13,354	(35,747)
International Business Machines Corp.	1.00%	Quarterly	Goldman Sachs Bank USA	12/20/18	USD	15,000	(109,411)	(56,868)	(52,543)
ITRAXX.FINSR.20.V1	1.00%	Quarterly	Barclays Bank plc	12/20/18	EUR	17,690	(156,165)	(34,761)	(121,404)
ITRAXX.FINSR.20.V1	1.00%	Quarterly	Citibank NA	12/20/18	EUR	37,890	(334,489)	(85,655)	(248,834)
ITRAXX.FINSR.20.V1	1.00%	Quarterly	Citibank NA	12/20/18	EUR	22,500	(198,628)	(69,028)	(129,600)
Microsoft Corp.	1.00%	Quarterly	Credit Suisse International	12/20/18	USD	11,841	(86,798)	(43,354)	(43,444)
Microsoft Corp.	1.00%	Quarterly	Goldman Sachs Bank USA	12/20/18	USD	3,159	(23,155)	(11,774)	(11,381)
Sony Corp.	1.00%	Quarterly	JP Morgan Chase Bank NA	03/20/19	JPY	2,000,000	(173,510)	310,659	(484,169)
Southwest Airlines Co.	1.00%	Quarterly	Credit Suisse International	12/20/19	USD	10,000	(146,469)	(54,412)	(92,057)
Raytheon Co.	1.00%	Quarterly	Goldman Sachs Bank USA	03/20/20	USD	15,485	(282,244)	(235,928)	(46,316)
Raytheon Co.	1.00%	Quarterly	Goldman Sachs Bank USA	03/20/20	USD	15,555	(283,520)	(237,065)	(46,455)
Boston Scientific Corp.	1.00%	Quarterly	JP Morgan Chase Bank NA	06/20/20	USD	15,000	(287,842)	(153,543)	(134,299)
Sprint Communications, Inc.	5.00%	Quarterly	JP Morgan Chase Bank NA	06/20/20	USD	4,350	(397,369)	(354,780)	(42,589)
Banco Comercial Portugues SA	5.00%	Quarterly	BNP Paribas SA	12/20/20	EUR	1,284	(184,993)	(10,966)	(174,027)
Bombardier, Inc.	5.00%	Quarterly	Goldman Sachs International	12/20/20	USD	3,500	(355,967)	(137,415)	(218,552)
Constellium NV	5.00%	Quarterly	Goldman Sachs International	12/20/20	EUR	2,170	(276,010)	(238,299)	(37,711)
HP, INC.	1.00%	Quarterly	Goldman Sachs International	06/20/21	USD	5,500	(136,180)	164,733	(300,913)
Kingdom of Thailand	1.00%	Quarterly	Barclays Bank plc	06/20/21	USD	1,333	(31,322)	(1,148)	(30,174)
Kingdom of Thailand	1.00%	Quarterly	BNP Paribas SA	06/20/21	USD	1,267	(29,768)	(2,185)	(27,583)
Kingdom of Thailand	1.00%	Quarterly	Citibank NA	06/20/21	USD	728	(17,101)	(819)	(16,282)
Kingdom of Thailand	1.00%	Quarterly	JP Morgan Chase Bank NA	06/20/21	USD	936	(21,995)	(493)	(21,502)
Kingdom of Thailand	1.00%	Quarterly	JP Morgan Chase Bank NA	06/20/21	USD	936	(21,995)	(213)	(21,782)
Loews Corp.	1.00%	Quarterly	Citibank NA	06/20/21	USD	20,000	(549,035)	(370,311)	(178,724)
Republic of Colombia	1.00%	Quarterly	JP Morgan Chase Bank NA	06/20/21	USD	2,700	(36,867)	90,064	(126,931)
Stena AB	5.00%	Quarterly	Goldman Sachs International	06/20/21	EUR	1,410	(56,172)	(70,309)	14,137
United Mexican States	1.00%	Quarterly	Credit Suisse International	06/20/21	USD	5,000	(55,029)	86,646	(141,675)
Constellium NV	5.00%	Quarterly	Citibank NA	12/20/21	EUR	3,960	(566,304)	(528,990)	(37,314)

38

Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock Global Long/Short Credit Fund

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Constellium NV	5.00%	Quarterly	Goldman Sachs International	12/20/21	EUR	2,880	$(411,858)	$(405,222)	$(6,636)
Frontier Communications Corp.	5.00%	Quarterly	Barclays Bank plc	12/20/21	USD	2,625	454,488	552,157	(97,669)
Frontier Communications Corp.	5.00%	Quarterly	JP Morgan Chase Bank NA	12/20/21	USD	1,750	302,993	361,821	(58,828)
Capital One Financial Corp.	1.00%	Quarterly	Citibank NA	06/20/22	USD	17,000	(370,399)	(131,078)	(239,321)
Melia Hotels International SA	5.00%	Quarterly	JP Morgan Chase Bank NA	06/20/22	EUR	4,285	(1,011,788)	(717,562)	(294,226)
Republic of France	0.25%	Quarterly	Bank of America NA	06/20/22	USD	1,535	(8,033)	17,653	(25,686)
Republic of France	0.25%	Quarterly	Goldman Sachs International	06/20/22	USD	185	(968)	1,736	(2,704)
Republic of France	0.25%	Quarterly	JP Morgan Chase Bank NA	06/20/22	USD	680	(3,558)	7,177	(10,735)
Rio Tinto Ltd.	1.00%	Quarterly	JP Morgan Chase Bank NA	06/20/22	USD	9,000	(225,596)	(30,819)	(194,777)
STMicroelectronics NV	1.00%	Quarterly	JP Morgan Chase Bank NA	06/20/22	EUR	4,156	(128,861)	(19,345)	(109,516)
Astaldi SpA	5.00%	Quarterly	JP Morgan Chase Bank NA	12/20/22	EUR	300	145,227	165,773	(20,546)
Bombardier, Inc.	5.00%	Quarterly	Goldman Sachs International	12/20/22	USD	2,650	(284,455)	(142,670)	(141,785)
Bombardier, Inc.	5.00%	Quarterly	Goldman Sachs International	12/20/22	USD	2,625	(281,771)	(141,324)	(140,447)
CBS Corp.	1.00%	Quarterly	Goldman Sachs International	12/20/22	USD	10,450	(124,973)	(103,850)	(21,123)
Century Link, Inc.	1.00%	Quarterly	Goldman Sachs International	12/20/22	USD	4,350	422,042	572,521	(150,479)
Century Link, Inc.	1.00%	Quarterly	JP Morgan Chase Bank NA	12/20/22	USD	196	19,016	24,175	(5,159)
Century Link, Inc.	1.00%	Quarterly	JP Morgan Chase Bank NA	12/20/22	USD	191	18,531	23,263	(4,732)
Century Link, Inc.	1.00%	Quarterly	JP Morgan Chase Bank NA	12/20/22	USD	2,650	257,106	357,050	(99,944)
CMA CGM SA	5.00%	Quarterly	Barclays Bank plc	12/20/22	EUR	2,150	(1,397)	(134,678)	133,281
CMA CGM SA	5.00%	Quarterly	Credit Suisse International	12/20/22	EUR	1,000	(649)	(58,063)	57,414
CMA CGM SA	5.00%	Quarterly	Morgan Stanley & Co. International plc	12/20/22	EUR	1,250	(812)	(75,308)	74,496
CMA CGM SA	5.00%	Quarterly	Morgan Stanley & Co. International plc	12/20/22	EUR	1,380	(896)	(78,015)	77,119
Garfunkelux Holdco 2 SA	5.00%	Quarterly	Morgan Stanley & Co. International plc	12/20/22	EUR	880	(46,102)	46,110	(92,212)
Macy’s, Inc.	1.00%	Quarterly	JP Morgan Chase Bank NA	12/20/22	USD	25,000	739,884	855,369	(115,485)
Staples, Inc.	5.00%	Quarterly	Barclays Bank plc	12/20/22	USD	6,078	40,421	231,527	(191,106)
Staples, Inc.	5.00%	Quarterly	JP Morgan Chase Bank NA	12/20/22	USD	3,472	23,091	140,038	(116,947)
Stena AB	5.00%	Quarterly	JP Morgan Chase Bank NA	12/20/22	EUR	2,200	64,359	35,341	29,018
Unitymedia GmbH	5.00%	Quarterly	Credit Suisse International	12/20/22	EUR	1,100	(263,461)	(223,629)	(39,832)
Vodafone Group plc	1.00%	Quarterly	Bank of America NA	12/20/22	EUR	4,977	(115,671)	(49,654)	(66,017)
Vodafone Group plc	1.00%	Quarterly	Citibank NA	12/20/22	EUR	9,693	(225,275)	(200,972)	(24,303)
Vodafone Group plc	1.00%	Quarterly	Credit Suisse International	12/20/22	EUR	2,420	(56,243)	(46,151)	(10,092)
Vodafone Group plc	1.00%	Quarterly	Morgan Stanley & Co. International plc	12/20/22	EUR	2,910	(67,632)	(52,960)	(14,672)
Air France–KLM Group	5.00%	Quarterly	Credit Suisse International	06/20/23	EUR	900	(165,979)	(176,205)	10,226
Air France–KLM Group	5.00%	Quarterly	JP Morgan Chase Bank NA	06/20/23	EUR	1,368	(252,196)	(267,314)	15,118
Anadarko Petroleum Corp.	1.00%	Quarterly	JP Morgan Chase Bank NA	06/20/23	USD	10,050	(109,768)	(22,871)	(86,897)
ArcelorMittal	5.00%	Quarterly	Morgan Stanley & Co. International plc	06/20/23	EUR	4,440	(1,044,838)	(959,761)	(85,077)
Assicurazioni Generali SpA	1.00%	Quarterly	Goldman Sachs International	06/20/23	EUR	6,520	158,105	133,309	24,796
Banco Bilbao Vizcay a Argentaria SA	1.00%	Quarterly	Goldman Sachs International	06/20/23	EUR	8,650	91,784	141,884	(50,100)
Cable & Wireless Ltd.	5.00%	Quarterly	Goldman Sachs International	06/20/23	EUR	2,620	(546,436)	(500,150)	(46,286)
Carrefour SA	1.00%	Quarterly	Barclays Bank plc	06/20/23	EUR	6,570	(66,037)	(118,283)	52,246
Carrefour SA	1.00%	Quarterly	Citibank NA	06/20/23	EUR	6,580	(66,137)	(129,385)	63,248
Carrefour SA	1.00%	Quarterly	Credit Suisse International	06/20/23	EUR	8,790	(88,351)	(147,208)	58,857
CMA CGM SA	5.00%	Quarterly	Citibank NA	06/20/23	EUR	900	21,552	2,638	18,914
CSC Holdings LLC	5.00%	Quarterly	Goldman Sachs International	06/20/23	USD	4,350	(404,949)	(351,160)	(53,789)
CSC Holdings LLC	5.00%	Quarterly	JP Morgan Chase Bank NA	06/20/23	USD	4,350	(404,949)	(361,142)	(43,807)
Intesa Sanpaolo SpA .	1.00%	Quarterly	Goldman Sachs International	06/20/23	EUR	8,660	364,973	498,587	(133,614)
ITV plc	5.00%	Quarterly	Barclays Bank plc	06/20/23	EUR	3,800	(876,118)	(842,762)	(33,356)
Lanxess AG	1.00%	Quarterly	Barclays Bank plc	06/20/23	EUR	6,096	(139,150)	(120,829)	(18,321)
Lanxess AG	1.00%	Quarterly	Goldman Sachs International	06/20/23	EUR	6,097	(139,173)	(128,917)	(10,256)
Lloyds Banking Group PLC	1.00%	Quarterly	JP Morgan Chase Bank NA	06/20/23	EUR	2,450	48,097	84,217	(36,120)
Marks & Spencer Group plc	1.00%	Quarterly	Credit Suisse International	06/20/23	EUR	13,452	420,368	385,241	35,127
People’s Republic of China	1.00%	Quarterly	Goldman Sachs International	06/20/23	USD	16,250	(343,757)	(264,626)	(79,131)
Peugeot SA	5.00%	Quarterly	Citibank NA	06/20/23	EUR	6,660	(1,629,237)	(1,523,369)	(105,868)
Republic of Indonesia	1.00%	Quarterly	HSBC Bank plc	06/20/23	USD	1,980	2,590	1,375	1,215
Republic of Korea	1.00%	Quarterly	Citibank NA	06/20/23	USD	16,500	(452,422)	(370,601)	(81,821)
Republic of South Africa	1.00%	Quarterly	Bank of America NA	06/20/23	USD	5,840	151,210	150,538	672
Rite Aid Corp.	5.00%	Quarterly	Goldman Sachs International	06/20/23	USD	2,630	171,896	270,526	(98,630)
Rite Aid Corp.	5.00%	Quarterly	JP Morgan Chase Bank NA	06/20/23	USD	4,350	284,315	447,448	(163,133)
Societe Generale SA	1.00%	Quarterly	Goldman Sachs International	06/20/23	EUR	2,450	(10,068)	7,579	(17,647)
SoftBank Group Corp.	1.00%	Quarterly	BNP Paribas SA	06/20/23	JPY	238,050	130,790	163,433	(32,643)
SoftBank Group Corp.	1.00%	Quarterly	Goldman Sachs International	06/20/23	JPY	344,650	189,357	214,323	(24,966)

39

Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock Global Long/Short Credit Fund

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
SoftBank Group Corp.	1.00%	Quarterly	Goldman Sachs International	06/20/23	JPY	440,340	$241,931	$297,203	$(55,272)
Stena AB	5.00%	Quarterly	Credit Suisse International	06/20/23	EUR	3,520	196,097	165,580	30,517
Sudzucker International Finance BV	1.00%	Quarterly	Bank of America NA	06/20/23	EUR	4,800	(28,727)	(11,573)	(17,154)
Sudzucker International Finance BV	1.00%	Quarterly	JP Morgan Chase Bank NA	06/20/23	EUR	6,580	(39,378)	(93,730)	54,352
TDC A/S	1.00%	Quarterly	Barclays Bank plc	06/20/23	EUR	12,220	548,221	660,201	(111,980)
Telecom Italia SpA	1.00%	Quarterly	JP Morgan Chase Bank NA	06/20/23	EUR	2,065	33,658	58,453	(24,795)
Telecom Italia SpA	1.00%	Quarterly	JP Morgan Chase Bank NA	06/20/23	EUR	7,935	129,335	212,894	(83,559)
Vodafone Group plc	1.00%	Quarterly	Barclays Bank plc	06/20/23	EUR	6,340	(130,022)	(101,838)	(28,184)
Vodafone Group plc	1.00%	Quarterly	Barclays Bank plc	06/20/23	EUR	5,950	(122,024)	(120,886)	(1,138)
Wind Tre SpA	5.00%	Quarterly	Barclays Bank plc	06/20/23	EUR	1,210	(30,050)	(18,695)	(11,355)
Wind Tre SpA	5.00%	Quarterly	Credit Suisse International	06/20/23	EUR	2,190	(54,388)	(51,995)	(2,393)

							$(10,162,658)	$(4,111,958)	$(6,050,700)

OTC Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating (a)	Notional Amount (000) (b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
ITRAXX.FINSUB.19.V1	5.00%	Quarterly	Citibank NA	06/20/18	BBB+	EUR	22,500	$345,795	$73,990	$271,805
ITRAXX.FINSUB.20.V1	5.00%	Quarterly	Barclays Bank plc	12/20/18	BBB+	EUR	14,150	644,383	906,100	(261,717)
ITRAXX.FINSUB.20.V1	5.00%	Quarterly	Citibank NA	12/20/18	BBB+	EUR	20,210	920,352	1,222,262	(301,910)
ITRAXX.FINSUB.20.V1	5.00%	Quarterly	Citibank NA	12/20/18	BBB+	EUR	17,400	792,386	446,078	346,308
ITRAXX.FINSUB.20.V1	5.00%	Quarterly	Deutsche Bank AG	12/20/18	BBB+	EUR	10,120	460,859	744,237	(283,378)
Scandinavian Airlines System AB	5.00%	Quarterly	Goldman Sachs International	06/20/19	NR	EUR	4,890	297,627	(158,046)	455,673
Scandinavian Airlines System AB	5.00%	Quarterly	Goldman Sachs International	06/20/19	NR	EUR	2,773	168,797	19,634	149,163
ITRAXX.ASIA.XJ.IG.24.V1	1.00%	Quarterly	Goldman Sachs International	12/20/20	A-	USD	3,750	69,442	(55,384)	124,826
Deutsche Bank AG	1.00%	Quarterly	Citibank NA	06/20/22	NR	EUR	1,955	(71,925)	(85,294)	13,369
Deutsche Bank AG	1.00%	Quarterly	Citibank NA	06/20/22	NR	EUR	5,800	(213,383)	(244,976)	31,593
Deutsche Bank AG	1.00%	Quarterly	Goldman Sachs International	06/20/22	BB+	EUR	5,799	(213,346)	(251,760)	38,414
Deutsche Bank AG	1.00%	Quarterly	JP Morgan Chase Bank NA	06/20/22	NR	EUR	1,798	(66,149)	(80,232)	14,083
Nordstrom, Inc.	1.00%	Quarterly	JP Morgan Chase Bank NA	06/20/22	BBB+	USD	10,000	(157,557)	(645,439)	487,882
Advanced Micro Devices, Inc.	5.00%	Quarterly	Goldman Sachs International	12/20/22	B	USD	2,650	383,994	312,267	71,727
Advanced Micro Devices, Inc.	5.00%	Quarterly	Goldman Sachs International	12/20/22	B	USD	1,750	253,581	206,146	47,435
Altice Finco SA	5.00%	Quarterly	BNP Paribas SA	12/20/22	CCC+	EUR	1,400	75,594	64,590	11,004
Altice Finco SA	5.00%	Quarterly	Citibank NA	12/20/22	CCC+	EUR	2,150	116,091	125,992	(9,901)
Altice Finco SA	5.00%	Quarterly	Credit Suisse International	12/20/22	CCC+	EUR	2,380	128,511	51,782	76,729
Altice Finco SA	5.00%	Quarterly	JP Morgan Chase Bank NA	12/20/22	CCC+	EUR	2,380	128,511	58,091	70,420
Altice Finco SA	5.00%	Quarterly	JP Morgan Chase Bank NA	12/20/22	CCC+	EUR	1,700	91,793	64,627	27,166
Altice Finco SA	5.00%	Quarterly	JP Morgan Chase Bank NA	12/20/22	CCC+	EUR	1,800	97,193	77,285	19,908
Casino Guichard Perrachon SA	1.00%	Quarterly	JP Morgan Chase Bank NA	12/20/22	BB+	EUR	100	(8,100)	(4,054)	(4,046)
Commerzbank AG	1.00%	Quarterly	Goldman Sachs International	12/20/22	NR	EUR	4,400	(87,295)	(144,852)	57,557
Deutsche Bank AG	1.00%	Quarterly	Barclays Bank plc	12/20/22	NR	EUR	4,370	(10,683)	3,650	(14,333)
Fiat Chrysler Automobilies NV	5.00%	Quarterly	Citibank NA	12/20/22	BB+	EUR	50	10,568	10,066	502
Intrum Justitia AB	5.00%	Quarterly	Credit Suisse International	12/20/22	BB+	EUR	1,750	224,877	271,894	(47,017)
Intrum Justitia AB	5.00%	Quarterly	Credit Suisse International	12/20/22	BB+	EUR	1,760	226,161	299,722	(73,561)
Intrum Justitia AB	5.00%	Quarterly	Morgan Stanley& Co. International plc	12/20/22	BB+	EUR	4,890	628,368	839,582	(211,214)
ITRAXX.FINSR.28.V1	1.00%	Quarterly	Citibank NA	12/20/22	A-	EUR	43,760	1,343,286	1,166,932	176,354
Jaguar Land Rover Automotive plc	5.00%	Quarterly	Barclays Bank plc	12/20/22	BB+	EUR	100	15,895	18,824	(2,929)
Jaguar Land Rover Automotive plc	5.00%	Quarterly	Morgan Stanley & Co. International plc	12/20/22	BB+	EUR	160	25,432	29,315	(3,883)
Nordstrom, Inc.	1.00%	Quarterly	Citibank NA	12/20/22	BBB+	USD	4,826	(146,853)	(327,329)	180,476
Nordstrom, Inc.	1.00%	Quarterly	Goldman Sachs International	12/20/22	BBB+	USD	4,475	(136,172)	(270,174)	134,002
Nordstrom, Inc.	1.00%	Quarterly	JP Morgan Chase Bank NA	12/20/22	BBB+	USD	10,000	(304,295)	(823,889)	519,594

40

Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock Global Long/Short Credit Fund

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating (a)	Notional Amount (000) (b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Nordstrom, Inc.	1.00%	Quarterly	JP Morgan Chase Bank NA	12/20/22	BBB+	USD	4,479	$(136,293)	$(319,022)	$182,729
Nordstrom, Inc.	1.00%	Quarterly	JP Morgan Chase Bank NA	12/20/22	BBB+	USD	5,174	(157,443)	(351,056)	193,613
SFR Group SA	5.00%	Quarterly	JP Morgan Chase Bank NA	12/20/22	B	EUR	1,940	159,468	75,445	84,023
Telecom Italia SpA	1.00%	Quarterly	Citibank NA	12/20/22	BB+	EUR	120	(850)	(2,320)	1,470
Vue International Bidco PLC	5.00%	Quarterly	JP Morgan Chase Bank NA	12/20/22	B	EUR	2,200	313,259	277,035	36,224
Vue International Bidco PLC	5.00%	Quarterly	JP Morgan Chase Bank NA	12/20/22	B	EUR	2,000	284,781	254,916	29,865
Wind Acquisition Finance SA	5.00%	Quarterly	Credit Suisse International	12/20/22	NR	EUR	2,130	426,476	420,974	5,502
Wind Acquisition Finance SA	5.00%	Quarterly	Goldman Sachs International	12/20/22	BB-	EUR	1,175	235,263	227,448	7,815
Wind Acquisition Finance SA	5.00%	Quarterly	Goldman Sachs International	12/20/22	BB-	EUR	2,200	440,493	425,860	14,633
Xerox Corp.	1.00%	Quarterly	JP Morgan Chase Bank NA	12/20/22	BBB-	USD	9,695	87,010	114,531	(27,521)
Xerox Corp.	1.00%	Quarterly	JP Morgan Chase Bank NA	12/20/22	BBB-	USD	3,385	30,379	36,322	(5,943)
Xerox Corp.	1.00%	Quarterly	JP Morgan Chase Bank NA	12/20/22	BBB-	USD	1,920	17,232	24,768	(7,536)
ADLER Real Estate AG	5.00%	Quarterly	Credit Suisse International	06/20/23	BB+	EUR	4,380	936,814	935,475	1,339
Advanced Micro Devices, Inc.	5.00%	Quarterly	Barclays Bank plc	06/20/23	B	USD	2,650	386,996	333,694	53,302
Advanced Micro Devices, Inc.	5.00%	Quarterly	JP Morgan Chase Bank NA	06/20/23	B	USD	2,650	386,996	333,773	53,223
Advanced Micro Devices, Inc.	5.00%	Quarterly	JP Morgan Chase Bank NA	06/20/23	B	USD	4,350	635,258	517,697	117,561
Advanced Micro Devices, Inc.	5.00%	Quarterly	JP Morgan Chase Bank NA	06/20/23	B	USD	1,750	255,563	220,416	35,147
Altice Finco SA	5.00%	Quarterly	Credit Suisse International	06/20/23	CCC+	EUR	900	32,921	47,843	(14,922)
Altice Finco SA	5.00%	Quarterly	Goldman Sachs International	06/20/23	CCC+	EUR	1,400	51,211	72,056	(20,845)
Altice Finco SA	5.00%	Quarterly	Goldman Sachs International	06/20/23	CCC+	EUR	1,050	38,409	57,003	(18,594)
Constellium NV	5.00%	Quarterly	Goldman Sachs International	06/20/23	B-	EUR	1,308	178,444	162,217	16,227
Deutsche Bank AG	1.00%	Quarterly	BNP Paribas SA	06/20/23	NR	EUR	10,000	(629,743)	(661,209)	31,466
Deutsche Bank AG	1.00%	Quarterly	Goldman Sachs International	06/20/23	NR	EUR	4,410	(34,605)	(36,361)	1,756
Deutsche Bank AG	1.00%	Quarterly	Goldman Sachs International	06/20/23	NR	EUR	250	(1,719)	(2,154)	435
Deutsche Bank AG	1.00%	Quarterly	JP Morgan Chase Bank NA	06/20/23	NR	EUR	10,000	(68,736)	(55,193)	(13,543)
Hema Bondco I BV	5.00%	Quarterly	JP Morgan Chase Bank NA	06/20/23	B-	EUR	2,200	97,033	94,340	2,693
Intrum Justitia AB	5.00%	Quarterly	Credit Suisse International	06/20/23	BB+	EUR	70	8,770	7,232	1,538
Intrum Justitia AB	5.00%	Quarterly	Credit Suisse International	06/20/23	BB+	EUR	150	18,793	16,423	2,370
Intrum Justitia AB	5.00%	Quarterly	Credit Suisse International	06/20/23	BB+	EUR	503	63,000	61,529	1,471
Intrum Justitia AB	5.00%	Quarterly	Credit Suisse International	06/20/23	BB+	EUR	30	3,722	3,636	86
Intrum Justitia AB	5.00%	Quarterly	Morgan Stanley & Co. International plc	06/20/23	BB+	EUR	1,797	225,191	220,032	5,159
Intrum Justitia AB	5.00%	Quarterly	Morgan Stanley & Co. International plc	06/20/23	BB+	EUR	100	12,528	11,929	599
SFR Group SA	5.00%	Quarterly	Barclays Bank plc	06/20/23	B	EUR	2,190	155,677	39,681	115,996
SFR Group SA	5.00%	Quarterly	JP Morgan Chase Bank NA	06/20/23	B	EUR	2,190	155,677	51,934	103,743
UniCredit SpA	1.00%	Quarterly	Bank of America NA	06/20/23	BBB	EUR	7,045	(290,134)	(428,953)	138,819
UniCredit SpA	1.00%	Quarterly	Bank of America NA	06/20/23	BBB	EUR	7,955	(327,610)	(484,360)	156,750
United Rentals North America, Inc.	5.00%	Quarterly	Goldman Sachs International	06/20/23	BB	USD	4,350	759,227	736,876	22,351
Constellium NV	5.00%	Quarterly	Citibank NA	12/20/24	B-	EUR	3,960	492,120	491,066	1,054
Constellium NV	5.00%	Quarterly	Goldman Sachs International	12/20/24	B-	EUR	2,170	269,671	253,195	16,476
Constellium NV	5.00%	Quarterly	Goldman Sachs International	12/20/24	B-	EUR	2,880	357,905	458,145	(100,240)

								$11,902,892	$8,564,500	$3,338,392

(a)	Using S&P’s rating of the issuer or the underlying securities of the index, as applicable.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

41

Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock Global Long/Short Credit Fund

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
1.24%	Semi Annual	3 month LIBOR	Quarterly	05/14/18	USD	4,000	$(6,625)	$—	$(6,625)
1.22%	Semi Annual	3 month LIBOR	Quarterly	08/14/18	USD	6,300	27,948	—	27,948
1.89%	Semi Annual	3 month LIBOR	Quarterly	09/11/19	USD	5,000	49,519	—	49,519
1.99%	Semi Annual	3 month LIBOR	Quarterly	09/23/19	USD	7,500	68,068	—	68,068
1.78%	Semi Annual	3 month LIBOR	Quarterly	12/23/19	USD	6,000	64,398	—	64,398
1.44%	Semi Annual	3 month LIBOR	Quarterly	01/22/20	USD	2,480	44,030	—	44,030
3 month LIBOR	Quarterly	1.44%	Semi Annual	01/22/20	USD	2,790	(49,587)	—	(49,587)
1.67%	Semi Annual	3 month LIBOR	Quarterly	02/13/20	USD	1,930	35,211	—	35,211
1.69%	Semi Annual	3 month LIBOR	Quarterly	02/20/20	USD	4,000	72,611	—	72,611
1.65%	Semi Annual	3 month LIBOR	Quarterly	04/20/20	USD	4,000	84,720	—	84,720
1.69%	Semi Annual	3 month LIBOR	Quarterly	05/29/20	USD	6,000	104,389	—	104,389
1.92%	Semi Annual	3 month LIBOR	Quarterly	06/12/20	USD	4,000	49,179	—	49,179
1.54%	Semi Annual	3 month LIBOR	Quarterly	11/04/20	USD	9,000	242,046	—	242,046
2.38%	Semi Annual	3 month LIBOR	Quarterly	09/23/21	USD	1,000	15,045	—	15,045
1.91%	Semi Annual	3 month LIBOR	Quarterly	02/13/22	USD	2,080	71,402	—	71,402
1.80%	Semi Annual	3 month LIBOR	Quarterly	04/02/22	USD	3,000	121,028	—	121,028
1.86%	Semi Annual	3 month LIBOR	Quarterly	04/20/22	USD	3,000	115,483	—	115,483
1.89%	Semi Annual	3 month LIBOR	Quarterly	09/14/23	USD	2,750	140,691	—	140,691
6 month EURIBOR	Semi Annual	0.32%	Annual	09/14/23	EUR	2,400	(12,041)	—	(12,041)
6 month EURIBOR	Semi Annual	0.39%	Annual	10/24/23	EUR	4,830	(9,964)	—	(9,964)
1.96%	Semi Annual	3 month LIBOR	Quarterly	09/14/24	USD	6,190	349,149	—	349,149
2.23%	Semi Annual	3 month LIBOR	Quarterly	10/24/24	USD	5,510	227,344	—	227,344
1.92%	Semi Annual	3 month LIBOR	Quarterly	01/22/25	USD	4,230	243,192	—	243,192
1.92%	Semi Annual	3 month LIBOR	Quarterly	01/22/25	USD	920	52,862	—	52,862
1.93%	Semi Annual	3 month LIBOR	Quarterly	09/11/25	USD	6,020	405,389	—	405,389
2.02%	Semi Annual	3 month LIBOR	Quarterly	09/14/25	USD	5,490	335,791	—	335,791
2.06%	Semi Annual	3 month LIBOR	Quarterly	09/18/25	USD	2,230	130,520	—	130,520
2.01%	Semi Annual	3 month LIBOR	Quarterly	10/23/25	USD	8,200	518,564	—	518,564
6 month EURIBOR	Semi Annual	0.72%	Annual	09/14/26	EUR	2,290	(10,965)	—	(10,965)
6 month EURIBOR	Semi Annual	0.72%	Annual	09/14/26	EUR	2,310	(10,071)	—	(10,071)
6 month EURIBOR	Semi Annual	0.73%	Annual	09/14/26	EUR	5,190	(20,401)	—	(20,401)
6 month EURIBOR	Semi Annual	0.73%	Annual	09/18/26	EUR	530	(2,280)	—	(2,280)
2.20%	Semi Annual	3 month LIBOR	Quarterly	04/20/27	USD	1,500	90,349	—	90,349
2.20%	Semi Annual	3 month LIBOR	Quarterly	04/20/27	USD	1,200	72,759	—	72,759
2.17%	Semi Annual	3 month LIBOR	Quarterly	09/18/27	USD	6,270	410,329	—	410,329
2.17%	Semi Annual	3 month LIBOR	Quarterly	09/18/27	USD	5,410	355,870	—	355,870
6 month EURIBOR	Semi Annual	0.85%	Annual	09/18/27	EUR	5,610	(15,410)	—	(15,410)
6 month EURIBOR	Semi Annual	0.89%	Annual	09/11/28	EUR	5,000	(46,087)	—	(46,087)
6 month EURIBOR	Semi Annual	0.96%	Annual	09/18/28	EUR	4,620	(3,278)	—	(3,278)

							$4,311,177	$—	$4,311,177

OTC Total Return Swaps

Paid by the Fund	Received by the Fund
Rate (Amount)/Reference	Frequency	Rate/Reference	Frequency	Counterparty	Termination Date	(a)	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
3 month EURIBOR	At Termination	iBoxx EUR Liquid High Yield Index June 2018	Quarterly	JP Morgan Chase Bank NA	06/20/18		EUR	88,800	$(1,166,378)	$(716)	$(1,165,662)
3 month EURIBOR	At Termination	iBoxx EUR Liquid High Yield Index June 2018	Quarterly	Merrill Lynch International & Co.	06/20/18		EUR	21,600	(261,911)	(133)	(261,778)
3 month LIBOR minus 0.30%	Quarterly	Valeant Pharmaceuticals International, Inc.	Quarterly	Merrill Lynch International & Co.	08/03/18		USD	30	(21,961)	—	(21,961)
3 month LIBOR minus 0.30%	Quarterly	Valeant Pharmaceuticals International, Inc.	Quarterly	Merrill Lynch International & Co.	08/11/18		USD	35	596	—	596
3 month LIBOR minus 0.30%	Quarterly	Simon Property Group, Inc.	Quarterly	Merrill Lynch International & Co.	10/31/18		USD	3	18,406	—	18,406

Total									$(1,431,248)	$(849)	$(1,430,399)

(a)	Certain swaps have no stated termination and can be terminated by either party at any time.

42

Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock Global Long/Short Credit Fund

OTC Total Return Swaps(a)

Reference Entity	Counterparty	Termination Date	Net Notional Amount		Unrealized Appreciation		Net Value of Reference Entities	Gross Notional Amount Net Asset Percentage
Equity Securities Long/Short	Merrill Lynch International & Co.	10/15/19-02/15/23	USD	(76,439,004)	$1,065,434	(b)	$(74,789,063)	(1.9)%

(a)	The Fund receives or pays the total return on a portfolio of long and short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark, plus or minus a spread in a range of 20 - 285 basis points. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The following are the specified benchmarks used in determining the variable rate of interest:

Canada 1 Month Bankers’ Acceptances Rate:

CAD 1 Month

Euro Interbank Offer Rate:

EUR 1 Week

Intercontinental Exchange LIBOR:

GBP 1 Week

USD 1 Week

Stockholm Interbank Offered Rate:

SEK 1 Week

(b)	Amount includes ($584,507) of net dividends and financing fees.

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Merrill Lynch International & Co., as of April 30, 2018, expiration dates 10/15/19-02/15/23:

	Shares	Value	% of Basket Value
Reference Entity — Long

Austria
Erste Group Bank AG	38,060	$1,861,198	(2.5)%

Belgium
KBC Group NV	22,050	1,917,027	(2.6)
Telenet Group Holding NV	31,161	1,821,042	(2.4)

		3,738,069
France
BNP Paribas SA	92,194	7,117,317	(9.5)
Credit Agricole SA	107,683	1,773,254	(2.4)
Europcar Groupe SA	265,669	3,095,080	(4.1)

		11,985,651
Germany
Aroundtown SA	282,271	2,259,133	(3.0)

Greece
Eurobank Ergasias SA	1,167,074	1,473,094	(2.0)
Hellenic Telecommunications Organization SA	180,414	2,626,538	(3.5)
National Bank of Greece SA	1,991,281	827,849	(1.1)

		4,927,481
Netherlands
Altice NV	286,591	2,742,969	(3.7)

Spain
Abertis Infraestructuras SA	189,893	4,186,551	(5.6)
CaixaBank SA	388,853	1,890,943	(2.5)
Gestamp Automocion SA	19,307	156,479	(0.2)

		6,233,973
United Kingdom
Anglo American plc	103,669	2,439,256	(3.3)
Arrow Global Group plc	245,342	1,247,551	(1.7)
GVC Holdings plc	237,044	2,901,562	(3.9)
Ladbrokes Coral Group plc	2,135,309	629,091	(0.8)
Vodafone Group plc	1,383,043	4,036,018	(5.4)

		11,253,478

Total Reference Entity — Long		45,001,952

	Shares	Value	% of Basket Value
Reference Entity — Short

Ghana
Tullow Oil plc	(1,119,925)	$(3,504,775)	4.7%

Israel
Teva Pharmaceutical Industries Ltd.	(230,000)	(4,135,400)	5.5

Italy
Unione di Banche Italiane SpA	(523,243)	(2,695,080)	3.6

Spain
Banco Bilbao Vizcaya Argentaria SA	(329,986)	(2,670,266)	3.6

United Kingdom
Barclays plc	(713,795)	(2,035,104)	2.7
CYBG plc	(488,004)	(2,025,494)	2.7
GVC Holdings plc	(109)	(1,334)	0.0
Metro Bank plc	(37,368)	(1,696,313)	2.3

		(5,758,245)
United States
American Tower Corp.	(43,763)	(5,967,523)	8.0
AT&T, Inc.	(135,062)	(4,416,527)	5.9
Caterpillar, Inc.	(7,500)	(1,082,700)	1.4
Crown Castle International Corp.	(57,770)	(5,827,260)	7.8
Discovery, Inc.	(235,000)	(5,557,750)	7.4
Exxon Mobil Corp.	(31,908)	(2,480,847)	3.3
General Electric Co.	(307,125)	(4,321,249)	5.8
iShares iBoxx $ High Yield Corporate Bond ETF	(145,000)	(12,426,500)	16.6
iShares J.P. Morgan USD Emerging Markets Bond ETF	(180,000)	(19,825,200)	26.5
iShares Russell 2000 ETF	(32,500)	(4,982,900)	6.6
Kellogg Co.	(74,294)	(4,375,917)	5.9
Mattel, Inc.	(188,250)	(2,786,100)	3.7
Microsemi Corp.	(27,500)	(1,778,975)	2.4
PowerShares QQQ Trust 1	(17,500)	(2,816,450)	3.8
SPDR S&P 500 ETF Trust	(15,000)	(3,967,650)	5.3
SPDR S&P Retail ETF	(57,500)	(2,597,850)	3.5
Uniti Group, Inc.	(150,000)	(2,703,000)	3.6
Valeant Pharmaceuticals International, Inc.	(65,000)	(1,174,550)	1.6
VanEck Vectors Semiconductor ETF	(21,500)	(2,088,940)	2.8
Walt Disney Co. (The)	(79,500)	(7,976,235)	10.7

		(99,154,123)

43

Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock Global Long/Short Credit Fund

	Shares	Value	% of Basket Value
Zambia
First Quantum Minerals Ltd.	(130,000)	$(1,873,126)	2.5%

Total Reference Entity — Short		(119,791,015)

Net Value of Reference Entity — Merrill Lynch International & Co.		$(74,789,063)

The following reference rates, and their values as of period end, are used for security descriptions

Reference index		Reference rate
3 month LIBOR	London Interbank Offered Rate	2.35%
6 month EURIBOR	Euro Interbank Offered Rate	0.27%

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities(a)	$—	$404,824,446	$48,196,398	$453,020,844
Common Stocks:
France	814,557	—	—	814,557
Germany	—	3,530,628	—	3,530,628
Indonesia	—	506,946	—	506,946
Italy	—	2,442,844	—	2,442,844
Luxembourg	—	—	796,060	796,060
Netherlands	5,626,311	—	—	5,626,311
United States	59,395,179	—	264,298	59,659,477
Corporate Bonds:
Australia	—	18,084,624	—	18,084,624
Bahrain	—	339,815	—	339,815
Belgium	—	14,885,286	—	14,885,286
Brazil	—	4,171,623	—	4,171,623
Canada	—	111,125,474	—	111,125,474
Cayman Islands	—	394,972	—	394,972
China	—	71,870,571	—	71,870,571
Czech Republic	—	2,938,509	—	2,938,509
Denmark	—	4,855,186	—	4,855,186
Finland	—	3,280,020	—	3,280,020

44

Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock Global Long/Short Credit Fund

	Level 1	Level 2	Level 3	Total
France	$—	$157,511,898	$—	$157,511,898
Germany	—	132,235,621	—	132,235,621
Ghana	—	1,926,220	—	1,926,220
Greece	—	9,619,572	—	9,619,572
Guernsey	—	893,086	—	893,086
Hong Kong	—	18,390,143	—	18,390,143
India	—	8,738,700	—	8,738,700
Indonesia	—	7,020,801	37,353	7,058,154
Ireland	—	27,934,584	—	27,934,584
Israel	—	12,755,497	—	12,755,497
Italy	—	118,787,445	—	118,787,445
Jamaica	—	713,437	—	713,437
Japan	—	12,542,822	—	12,542,822
Jersey	—	4,095,289	—	4,095,289
Luxembourg	—	48,930,888	—	48,930,888
Macau	—	388,004	—	388,004
Malaysia	—	1,584,120	—	1,584,120
Mongolia	—	102,585	—	102,585
Netherlands	—	90,043,489	—	90,043,489
Norway	—	4,788,212	—	4,788,212
Oman	—	322,563	—	322,563
Philippines	—	3,030,805	—	3,030,805
Portugal	—	16,297,770	—	16,297,770
Singapore	—	1,461,049	—	1,461,049
South Africa	—	125,228	—	125,228
South Korea	—	7,182,025	—	7,182,025
Spain	—	99,724,085	—	99,724,085
Sweden	—	7,557,340	—	7,557,340
Switzerland	—	100,107,011	—	100,107,011
Thailand	—	806,753	—	806,753
Turkey	—	11,691,589	—	11,691,589
United Arab Emirates	—	3,239,804	—	3,239,804
United Kingdom	—	214,284,713	—	214,284,713
United States	—	1,372,039,878	—	1,372,039,878
Zambia	—	28,702,278	—	28,702,278
Floating Rate Loan Interests:
Australia	—	431,070	—	431,070
Bermuda	—	943,284	—	943,284
Canada	—	23,929,486	—	23,929,486
Denmark	—	5,607,053	—	5,607,053
Finland	—	1,804,607	—	1,804,607
France	—	34,185,488	—	34,185,488
Germany	—	34,976,101	4,824,362	39,800,463
Ireland	—	8,261,088	—	8,261,088
Jersey	—	415,168	—	415,168
Luxembourg	—	14,264,770	20,327,895	34,592,665
Netherlands	—	28,707,765	315,210	29,022,975
Norway	—	4,827,792	—	4,827,792
Spain	—	6,625,171	—	6,625,171
Sweden	—	9,817,668	—	9,817,668
Switzerland	—	17,122,264	—	17,122,264
United Kingdom	—	43,227,096	3,150,903	46,377,999
United States	—	537,049,212	14,142,337	551,191,549
Foreign Agency Obligations(a)	—	22,238,553	—	22,238,553
Foreign Government Obligations(a)	—	75,127,701	—	75,127,701
Investment Companies	428,500	—	—	428,500
Non-Agency Mortgage-Backed Securities(a)	—	40,116,367	—	40,116,367
Preferred Securities:
United Kingdom	—	6,961,357	—	6,961,357
United States	—	29,792,856	—	29,792,856
U.S. Treasury Obligations	—	37,064,975	—	37,064,975
Warrants	—	103,280	—	103,280

45

Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock Global Long/Short Credit Fund

	Level 1	Level 2	Level 3	Total
Short-Term Securities:
Borrowed Bond Agreements	$—	$878,191,742	$—	$878,191,742
Money Market Funds	125,861,875	—	—	125,861,875
Options Purchased:
Credit contracts	—	2,897,389	—	2,897,389
Equity contracts	6,138,330	—	—	6,138,330
Interest rate contracts	821,969	969,001	—	1,790,970
Unfunded floating rate loan interests(b)	—	14,766	24	14,790
Liabilities:
Borrowed Bonds	—	(874,460,165)	—	(874,460,165)
Investment Sold Short
Common Stocks(a)	(1,202,400)	—	—	(1,202,400)
Investment Companies	(8,570,000)	—	—	(8,570,000)

Total Investments	$189,314,321	$4,160,039,153	$92,054,840	$4,441,393,524

Derivative Financial Instruments(c)
Assets:
Credit contracts	$—	$6,517,230	$—	$6,517,230
Equity contracts	145,931	1,084,436	—	1,230,367
Foreign currency exchange contracts	—	40,031,143	—	40,031,143
Interest rate contracts	346,379	4,497,886	—	4,844,265
Liabilities:
Credit contracts	—	(11,155,916)	—	(11,155,916)
Equity contracts	(1,034,938)	(1,449,401)	—	(2,484,339)
Foreign currency exchange contracts	—	(14,849,432)	—	(14,849,432)
Interest rate contracts	(1,525,894)	(186,709)	—	(1,712,603)

	$(2,068,522)	$24,489,237	$—	$22,420,715

(a)	See above Schedule of Investments for values in each country.
(b)	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(c)	Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts, and options written. Swaps, futures contracts, and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

During the period ended April 30, 2018, there were no transfers between Level 1 and Level 2.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the year in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Preferred Stocks	Unfunded Floating Rate Loan Interests	Total
Investments:
Assets:
Opening Balance, as of July 31, 2017	$11,858,160	$2,766,728	$696	$25,951,142	$314,937	$—	$40,891,663
Transfers into Level 3	945,472	—	—	24,080,831	—	—	25,026,303
Transfers out of Level 3	(8,890,024)	—	—	(18,694,770)	—	—	(27,584,794)
Accrued discounts/premiums	—	—	2,215	491	—	—	2,706
Net realized gain (loss)	(1,274,434)	(1,633,012)	(103)	(64,401)	(712,869)	—	(3,684,819)
Net change in unrealized appreciation (depreciation)(a)	1,053,104	(6,710,620)	2,714	8,587,734	760,431	24	3,693,387
Purchases	54,088,728	12,304,720	32,438	17,896,705	—	—	84,322,591
Sales	(9,584,608)	(5,667,458)	(607)	(14,997,025)	(362,499)	—	(30,612,197)

Closing Balance, as of April 30, 2018	$48,196,398	$1,060,358	$37,353	$42,760,707	$—	$24	$92,054,840

Net change in unrealized appreciation (depreciation) on investments still held at April 30, 2018(a)	$(274,962)	$(8,363,836)	$(2,714)	$(171,920)	$1,653,216	$24	$(7,160,192)

(a)	Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at April 30, 2018 is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

46

Schedule of Investments (unaudited) April 30, 2018	BlackRock Short Obligations Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Asset-Backed Securities — 0.7%
Chase Issuance Trust, Series 2016-A2, Class A, 1.37%, 06/15/21	USD	1,000	$985,594

Total Asset-Backed Securities — 0.7% (Cost: $995,589)			985,594

Corporate Bonds — 49.8%

Aerospace & Defense — 1.2%
Lockheed Martin Corp., 4.25%, 11/15/19		1,548	1,580,557

Automobiles — 4.2%(a)
BMW US Capital LLC, (LIBOR USD 3 Month + 0.38%), 2.70%, 04/06/20(b)		1,000	1,002,752
Daimler Finance North America LLC:
2.00%, 08/03/18		250	249,739
(LIBOR USD 3 Month + 0.62%), 2.98%, 10/30/19(b)		500	503,029
(LIBOR USD 3 Month + 0.63%), 2.95%, 01/06/20(b)		750	754,763
3.10%, 05/04/20		730	730,000
Hyundai Capital America(b):
(LIBOR USD 3 Month + 0.80%), 3.11%, 04/03/20		425	425,231
(LIBOR USD 3 Month + 0.82%), 2.89%, 03/12/21		1,000	1,000,984
Nissan Motor Acceptance Corp.(b):
(LIBOR USD 3 Month + 1.01%), 3.06%, 03/08/19		250	251,858
(LIBOR USD 3 Month + 0.39%), 2.68%, 09/28/20		750	751,191

			5,669,547
Banks — 21.0%
ABN AMRO Bank NV, 2.50%, 10/30/18(a)		2,500	2,500,758
ANZ New Zealand Int’l Ltd., 2.25%, 02/01/19(a)		750	747,294
Australia & New Zealand Banking Group Ltd., (LIBOR USD 3 Month + 0.32%), 2.12%, 11/09/20(a)(b)		1,500	1,501,195
Bank of America Corp., 5.65%, 05/01/18		1,750	1,750,000
Bank of America NA, 2.05%, 12/07/18		250	249,459
Banque Federative du Credit Mutuel SA(a):
2.50%, 10/29/18		200	199,912
2.75%, 01/22/19		500	499,895
BNP Paribas, 2.40%, 12/12/18		1,000	1,000,926
Canadian Imperial Bank of Commerce, (LIBOR USD 3 Month + 0.31%), 2.63%, 10/05/20(b)		1,000	1,002,433
Capital One NA:
2.35%, 08/17/18		1,000	999,579
(LIBOR USD 3 Month + 1.15%), 3.03%, 08/17/18(b)		500	501,029
Citibank NA, (LIBOR USD 3 Month + 0.35%), 2.19%, 02/12/21(b)		1,000	1,000,696
Citigroup, Inc., (LIBOR USD 3 Month + 0.86%), 2.89%, 12/07/18(b)		500	501,679
Commonwealth Bank of Australia(a)(b):
(LIBOR USD 3 Month + 0.35%), 2.14%, 08/03/18		500	500,251
(LIBOR USD 3 Month + 1.06%), 3.18%, 03/15/19		350	352,684
(LIBOR USD 3 Month + 0.45%), 2.52%, 03/10/20		1,135	1,140,346
Danske Bank A/S, 2.75%, 09/17/20(a)		2,000	1,976,304
Fifth Third Bank, 2.20%, 10/30/20		1,000	977,061
KeyBank NA, 2.35%, 03/08/19		1,500	1,497,110
Nordea Bank AB(a):
1.88%, 09/17/18		2,000	1,995,518
(LIBOR USD 3 Month + 0.84%), 3.02%, 09/17/18(b)		500	501,456
Royal Bank of Canada:
2.00%, 12/10/18		1,000	997,439
(LIBOR USD 3 Month + 0.70%), 2.77%, 12/10/18(b)		520	521,828
Santander UK plc:
2.00%, 08/24/18		548	547,155
(LIBOR USD 3 Month + 0.30%), 2.09%, 11/03/20(b)		500	499,675
2.13%, 11/03/20		610	593,766

Security	Par (000)		Value
Banks (continued)
Sumitomo Mitsui Trust Bank Ltd., 1.95%, 09/19/19(a)	USD	200	$196,864
Svenska Handelsbanken AB, (LIBOR USD 3 Month + 0.36%), 2.41%, 09/08/20(b)		395	396,227
Toronto-Dominion Bank (The), 2.63%, 09/10/18		1,500	1,501,254
Wells Fargo Bank NA, (LIBOR USD 3 Month + 0.23%), 2.58%, 01/15/20(b)		685	685,415
Westpac Banking Corp., 1.95%, 11/23/18		1,000	998,123

			28,333,331
Beverages — 1.9%
PepsiCo, Inc., (LIBOR USD 3 Month + 0.00%), 2.35%, 10/15/18(b)		2,500	2,500,142

Capital Markets — 1.6%
ING Bank NV, 2.05%, 08/17/18(a)		500	499,350
Morgan Stanley, (LIBOR USD 3 Month + 0.80%), 2.63%, 02/14/20(b)		960	963,398
UBS AG, 2.38%, 08/14/19		750	745,857

			2,208,605
Consumer Finance — 6.1%
American Express Credit Corp.:
(LIBOR USD 3 Month + 0.78%), 2.57%, 11/05/18(b)		500	501,424
2.13%, 03/18/19		1,000	996,340
American Honda Finance Corp.:
(LIBOR USD 3 Month + 0.83%), 2.73%, 02/22/19(b)		250	251,490
2.00%, 11/13/19		500	493,290
(LIBOR USD 3 Month + 0.21%), 2.05%, 02/12/21(b)		2,000	1,997,496
Caterpillar Financial Services Corp.:
1.80%, 11/13/18		645	642,588
2.00%, 03/05/20		490	482,477
John Deere Capital Corp.:
(LIBOR USD 3 Month + 0.29%), 2.54%, 06/22/20(b)		2,000	2,005,699
2.45%, 09/11/20		785	773,986

			8,144,790
Diversified Financial Services — 2.5%(b)
JPMorgan Chase Bank NA:
(LIBOR USD 3 Month + 0.45%), 2.67%, 09/21/18		1,000	1,001,360
(LIBOR USD 3 Month + 0.25%), 2.07%, 02/13/20		1,500	1,501,165
Siemens Financieringsmaatschappij NV, (LIBOR USD 3 Month + 0.32%), 2.41%, 09/13/19(a)		800	803,333

			3,305,858
Energy Equipment & Services — 1.8%
Schlumberger Finance Canada Ltd., 2.20%, 11/20/20(a)		2,500	2,443,258

Food & Staples Retailing — 1.5%
Walmart, Inc., 1.75%, 10/09/19		2,000	1,980,211

Health Care Equipment & Supplies — 0.6%
Medtronic, Inc., 2.50%, 03/15/20		830	824,942

Health Care Providers & Services — 0.2%
UnitedHealth Group, Inc., 1.95%, 10/15/20		285	278,147

Industrial Conglomerates — 0.2%
Honeywell International, Inc., 1.80%, 10/30/19		260	256,678

Insurance — 0.5%
Suncorp-Metway Ltd., 2.38%, 11/09/20(a)		750	732,356

Internet Software & Services — 2.4%
Alibaba Group Holding Ltd., 2.50%, 11/28/19		3,250	3,224,861

Oil, Gas & Consumable Fuels — 0.5%
TransCanada PipeLines Ltd., (LIBOR USD 3 Month + 0.28%), 2.11%, 11/15/19(b)		625	624,894

1

Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock Short Obligations Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Semiconductors & Semiconductor Equipment — 1.1%
QUALCOMM, Inc., 1.40%, 05/18/18	USD	1,500	$1,499,461

Software — 0.5%
Oracle Corp., 2.38%, 01/15/19		600	600,576

Specialty Retail — 0.1%
Lowe’s Cos., Inc., (LIBOR USD 3 Month + 0.60%), 2.71%, 09/14/18(b)		195	195,419

Technology Hardware, Storage & Peripherals — 1.9%
Apple, Inc.(b):
(LIBOR USD 3 Month + 0.25%), 2.04%, 05/03/18		1,100	1,100,009
(LIBOR USD 3 Month + 0.20%), 1.99%, 02/07/20		1,502	1,506,886

			2,606,895
Total Corporate Bonds — 49.8% (Cost: $67,247,505)			67,010,528

Total Long-Term Investments — 50.5% (Cost: $68,243,094)			67,996,122

Certificates of Deposit — 24.3%

Domestic — 5.6%
Barclays Bank plc, 1.94%, 09/04/18		1,500	1,497,128
Credit Suisse AG, 1.66%, 08/17/18		3,000	2,993,628
Mizuho Bank Ltd., (LIBOR USD 3 Month + 0.45%), 2.33%, 11/19/18(b)		1,000	1,001,623
Mizuho Bank Ltd., (LIBOR USD 3 Month + 0.50%), 2.79%, 09/24/18(b)		500	500,316
Standard Chartered Bank, (LIBOR USD 1 Month + 0.22%), 2.12%, 08/16/18(b)		500	499,949
Sumitomo Mitsui Trust Bank Ltd., (LIBOR USD 1 Month + 0.20%), 2.08%, 06/05/18(b)		1,000	1,000,054

			7,492,698
Yankee — 18.7%(c)
Bank of Montreal, Chicago(b):
(LIBOR USD 1 Month + 0.19%), 2.09%, 08/08/18		530	529,955
(LIBOR USD 1 Month + 0.30%), 2.20%, 06/13/19		500	499,449
Bank of Tokyo-Mitsubishi UFJ Ltd. (The), New York, (LIBOR USD 3 Month + 0.45%), 2.51%, 09/09/19(b)		500	500,996
Barclays Bank plc, New York, 2.41%, 08/01/18		1,000	999,988
BNP Paribas SA, New York, (LIBOR USD 3 Month + 0.25%), 2.54%, 12/28/18(b)		750	750,582
Canadian Imperial Bank of Commerce, New York, (LIBOR USD 3 Month + 0.41%), 2.61%, 09/20/19(b)		500	500,539
Cooperatieve Rabobank UA, New York, (LIBOR USD 3 Month + 0.20%), 2.52%, 04/05/19(b)		1,000	1,000,544
Credit Industriel et Commercial, New York:
(LIBOR USD 1 Month + 0.16%), 2.05%, 06/01/18(b)		1,000	1,000,190
1.56%, 06/29/18		300	299,911
DNB Bank ASA, New York, (LIBOR USD 1 Month + 0.16%), 2.05%, 08/06/18(b)		2,000	1,999,712
Lloyds Bank plc, New York, (LIBOR USD 1 Month + 0.26%), 2.15%, 08/20/18(b)		3,000	2,999,613
Mitsubishi UFJ Trust & Banking Corp., New York(b):
(LIBOR USD 1 Month + 0.21%), 2.11%, 07/16/18		1,000	1,000,174
(LIBOR USD 1 Month + 0.29%), 2.19%, 08/31/18		500	499,973
Mizuho Bank Ltd., New York, (LIBOR USD 1 Month + 0.23%), 2.12%, 07/18/18(b)		1,500	1,499,985
Natixis SA, New York, 2.15%, 07/31/18		1,000	999,602
Norinchukin Bank (The), New York, (LIBOR USD 1 Month + 0.19%), 2.07%, 06/05/18(b)		1,500	1,500,339

Security	Par (000)		Value
Yankee (continued)
Royal Bank of Canada, New York, (LIBOR USD 3 Month + 0.23%), 2.55%, 04/05/19(b)	USD	750	$750,339
Standard Chartered Bank, New York, (LIBOR USD 1 Month + 0.21%), 2.11%, 06/14/18(b)		500	500,131
Sumitomo Mitsui Banking Corp., New York(b):
(LIBOR USD 1 Month + 0.22%), 2.12%, 06/22/18		900	900,010
(LIBOR USD 1 Month + 0.28%), 2.18%, 07/27/18		3,000	3,000,114
Svenska Handelsbanken AB, New York(b):
(LIBOR USD 3 Month + 0.35%), 2.17%, 08/13/18		1,000	1,000,651
(LIBOR USD 1 Month + 0.16%), 2.04%, 09/04/18		1,000	999,566
Toronto-Dominion Bank (The), New York, (LIBOR USD 1 Month + 0.19%), 2.08%, 09/04/18(b)		1,500	1,499,403

			25,231,766

Total Certificates of Deposit — 24.3% (Cost: $32,729,604)			32,724,464

Commercial Paper — 22.4%
American Electric Power Co., Inc., 2.41%, 06/05/18(d)		1,000	997,640
Antalis SA, 1.97%, 07/10/18(d)		500	497,857
Atlantic Asset Securitization LLC, 2.02%, 06/11/18(d)		695	693,383
Bank of Nova Scotia (The), 2.12%, 05/30/18(d)		400	399,387
Banque et Caisse d’Epargne de l’Etat, 2.10%, 07/18/18(d)		2,000	1,990,358
Bedford Row Funding Corp., (LIBOR USD 1 Month + 0.24%), 2.14%, 11/20/18(b)		1,000	999,126
BPCE SA(d):
1.72%, 05/25/18		500	499,399
1.89%, 06/04/18		2,300	2,296,020
Canadian Imperial Bank of Commerce, (LIBOR USD 1 Month + 0.24%), 2.14%, 10/16/18(b)		2,500	2,498,600
Chariot Funding LLC, 1.90%, 06/20/18(d)		1,800	1,794,821
Ford Motor Credit Co. LLC, 3.09%, 03/27/19(d)		1,250	1,214,660
HSBC Bank plc, (LIBOR USD 3 Month + 0.24%), 2.53%, 03/27/19(b)		2,000	2,000,346
Hyundai Capital America, 2.46%, 05/03/18(d)		1,000	999,819
JPMorgan Securities LLC, 1.87%, 08/17/18(d)		500	496,300
Macquarie Bank Ltd.:
2.10%, 05/23/18(d)		500	499,387
(LIBOR USD 1 Month + 0.22%), 2.12%, 08/09/18(b)		750	749,845
Ryder System, Inc., 2.40%, 05/01/18(d)		1,000	999,940
Schlumberger Holdings Corp., 2.57%, 05/30/18(d)		1,000	998,217
Societe Generale SA, 2.02%, 06/06/18(d)		785	783,511
Suncor Energy, Inc., 1.99%, 05/02/18(d)		500	499,940
Telstra Corp Ltd., 2.31%, 06/25/18(d)		1,000	996,547
TransCanada PipeLines Ltd., 2.51%, 06/04/18(d)		1,000	997,710
UBS AG(b):
(LIBOR USD 1 Month + 0.31%), 2.21%, 08/29/18		350	350,008
(LIBOR USD 3 Month + 0.33%), 2.65%, 04/04/19		1,500	1,500,813
VW Credit, Inc., 2.66%, 06/22/18(d)		750	747,300
Walgreens Boots Alliance, Inc.(d):
2.13%, 05/14/18		1,500	1,498,691
2.38%, 06/18/18		700	697,690
Westpac Banking Corp.(b):
(LIBOR USD 1 Month + 0.19%), 2.09%, 09/14/18		1,000	999,549
(LIBOR USD 3 Month + 0.22%), 2.55%, 04/03/19		500	499,953

Total Commercial Paper — 22.4% (Cost: $30,201,477)			30,196,817

2

Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock Short Obligations Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Money Market Funds — 0.2%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.56%(e)(f)	291,972	$291,972

Total Money Market Funds — 0.2% (Cost: $291,972)		291,972
Total Repurchase Agreements — 3.0% (Cost: $4,000,000)		4,000,000

Total Short-Term Securities — 49.9% (Cost: $67,223,053)		67,213,253

Total Investments — 100.4% (Cost: $135,466,147)		135,209,375

Liabilities in Excess of Other Assets — (0.4)%		(504,966)

Net Assets — 100.0%		$134,704,409

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(c)	Issuer is a U.S. branch of a foreign domiciled bank.
(d)	Rates are discount rates or a range of discount rates at the time of purchase.
(e)	Annualized 7-day yield as of period end.
(f)	During the period ended April 30, 2018, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 07/31/17	Net Activity	Shares Held at 04/30/18	Value at 04/30/18	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	185,916	106,056	291,972	$291,972	$6,832	$—	$—

				$291,972	$6,832	$—	$—

(a)	Includes net capital gain distributions, if applicable.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Repurchase Agreements

	Repurchase Agreements							Collateral
Counterparty	Coupon Rate		Purchase Date	Maturity Date	Par (000)	At Value (000)	Proceeds Including Interest	Position	Original Par	Position Received, At Value
Citigroup Global Markets, Inc.	2.52	%(a)	04/30/18	07/05/18	$1,000	$1,000	$1,004,612	Corporate/Debt Obligation, 4.06%, due 12/12/47	$1,284,109	$1,070,001
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.29	(a)	04/30/18	06/15/18	1,000	1,000	1,002,926	Corporate/Debt Obligation, 7.50%, due 05/06/21	1,006,000	1,100,312
Mizuho Securities USA LLC	2.65	(a)	04/30/18	06/05/18	2,000	2,000	2,005,302	Corporate/Debt Obligations, 2.79% to 3.01%, due 02/23/23 to 08/15/23	2,072,147	2,100,001

Total						$4,000				$4,270,314

(a)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

3

Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock Short Obligations Fund

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$67,996,122	$—	$67,996,122
Short-Term Securities:
Certificates of Deposit	—	32,724,464	—	32,724,464
Commercial Paper	—	30,196,817	—	30,196,817
Money Market Funds	291,972	—	—	291,972
Repurchase Agreements	—	4,000,000	—	4,000,000

Total Investments	$291,972	$134,917,403	$—	$135,209,375

(a)	See above Schedule of Investments for values in each security type.

During the period ended April 30, 2018, there were no transfers between levels.

4

Consolidated Schedule of Investments (unaudited) April 30, 2018	BlackRock Total Factor Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Foreign Government Obligations — 21.4%

Australia — 4.6%
Commonwealth of Australia:
1.08%, 11/21/18	AUD	122	$92,382
6.78%, 08/20/20		1,019	828,825
1.40%, 02/21/22		812	627,972
3.63%, 09/20/25		1,096	959,494
0.76%, 11/21/27		446	336,439
2.95%, 09/20/30		649	584,658
2.19%, 08/21/35		526	462,273
1.31%, 08/21/40		451	355,472

			4,247,515
Canada — 3.4%
Canadian Government Bond:
6.69%, 12/01/21	CAD	447	396,496
6.41%, 12/01/26		430	440,413
4.00%, 12/01/31		457	516,418
3.81%, 12/01/36		412	455,416
2.38%, 12/01/41		418	423,306
1.70%, 12/01/44		483	455,722
1.33%, 12/01/47		350	318,843
0.50%, 12/01/50		194	145,430

			3,152,044
France — 7.8%
Republic of France:
1.41%, 07/25/19	EUR	314	396,130
2.79%, 07/25/20		621	826,641
0.10%, 03/01/21		214	273,182
0.10%, 07/25/21		196	250,667
1.21%, 07/25/22		429	581,391
2.35%, 07/25/23		458	654,560
0.25%, 07/25/24		486	644,112
0.10%, 03/01/25		244	317,837
2.01%, 07/25/27		366	557,933
0.10%, 03/01/28		142	185,069
4.31%, 07/25/29		280	500,118
0.71%, 07/25/30(a)		445	626,169
3.96%, 07/25/32		264	494,187
0.10%, 07/25/36(a)		90	117,934
2.10%, 07/25/40		349	627,338
0.10%, 07/25/47(a)		183	239,167

			7,292,435
Germany — 2.3%
Federal Republic of Germany:
1.95%, 04/15/20		441	570,274
0.10%, 04/15/23		415	540,336
0.10%, 04/15/26		348	462,188
0.51%, 04/15/30		259	361,204
0.10%, 04/15/46		176	246,552

			2,180,554
United Kingdom — 3.3%
U.K. Treasury Inflation Linked Bonds:
0.14%, 11/22/19	GBP	45	63,806
2.50%, 04/16/20		34	50,337
8.38%, 04/16/20		33	49,722
2.54%, 11/22/22		81	132,161
0.14%, 03/22/24		59	91,184
7.06%, 07/17/24		56	99,141
0.13%, 03/22/26		54	85,013

Security	Par (000)		Value
United Kingdom (continued)
1.77%, 11/22/27	GBP	57	$102,479
0.15%, 03/22/29		70	116,585
8.42%, 07/22/30		41	98,948
1.60%, 11/22/32		51	103,684
0.90%, 03/22/34		60	117,043
3.18%, 01/26/35		48	109,723
0.13%, 11/22/36		64	120,565
1.55%, 11/22/37		45	99,630
0.80%, 03/22/40		51	111,254
0.82%, 11/22/42		65	149,082
0.14%, 03/22/44		63	132,033
0.13%, 03/22/46		54	116,182
1.00%, 11/22/47		44	111,783
0.13%, 08/10/48		40	90,211
0.65%, 03/22/50		39	97,889
0.29%, 03/22/52		46	112,277
1.81%, 11/22/55		29	95,086
0.13%, 11/22/56		42	106,605
0.14%, 03/22/58		43	112,800
0.44%, 03/22/62		35	105,953
0.13%, 11/22/65		43	126,312
0.14%, 03/22/68		45	137,866

			3,045,354
Total Foreign Government Obligations — 21.4% (Cost: $19,813,770)			19,917,902

U.S. Treasury Obligations — 3.0%
U.S. Treasury Inflation Linked Bonds:
2.38%, 01/15/25 - 01/15/27	USD	100	143,589
2.00%, 01/15/26		60	82,533
1.75%, 01/15/28		40	51,908
3.63%, 04/15/28		40	78,325
2.50%, 01/15/29		30	40,896
3.88%, 04/15/29		25	49,989
3.38%, 04/15/32		15	28,060
2.13%, 02/15/40 - 02/15/41		70	101,054
0.75%, 02/15/42 - 02/15/45		100	104,970
0.63%, 02/15/43		60	61,164
1.38%, 02/15/44		40	47,415
1.00%, 02/15/46 - 02/15/48		70	74,026
0.88%, 02/15/47		40	40,910
U.S. Treasury Inflation Linked Notes:
1.38%, 07/15/18 - 01/15/20		160	186,544
0.13%, 04/15/19 - 07/15/26		795	825,438
1.88%, 07/15/19		40	47,671
1.25%, 07/15/20		70	81,581
1.13%, 01/15/21		60	69,429
0.63%, 07/15/21 - 01/15/26		230	246,113
0.38%, 07/15/23 - 07/15/27		275	279,500
0.25%, 01/15/25		85	86,687
0.50%, 01/15/28		60	59,090
Total U.S. Treasury Obligations — 3.0% (Cost: $2,812,572)			2,786,892

Total Long-Term Investments — 24.4% (Cost: $22,626,342)			22,704,794

1

Consolidated Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock Total Factor Fund (Percentages shown are based on Net Assets)

Security	Shares		Value
Short-Term Securities — 63.2%

Money Market Funds — 8.1%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.56%(b)(d)	USD7,495,761		$7,495,761

Total Money Market Funds — 8.1% (Cost: $7,495,761)			7,495,761

	Par (000)
U.S. Treasury Obligations — 55.1%
U.S. Treasury Bills:(c) 1.76%, 07/19/18	USD	18,000	17,930,678
1.82%, 08/16/18		19,500	19,392,471
1.85%, 09/13/18		14,000	13,900,128
Total U.S. Treasury Obligations — 55.1% (Cost: $51,230,237)			51,223,277

Value
Total Short-Term Securities — 63.2% (Cost: $58,725,998)	$58,719,038

Total Investments — 87.6% (Cost: $81,352,340)	81,423,832

Other Assets Less Liabilities — 12.4%	11,571,389

Net Assets — 100.0%	$92,995,221

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	Annualized 7-day yield as of period end.
(c)	Rates are discount rates or a range of discount rates at the time of purchase.
(d)	During the period ended April 30, 2018, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 07/31/17	Net Activity	Shares Held at 04/30/18	Value at 04/30/18	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	22,948,332	(15,452,571)	7,495,761	$7,495,761	$176,726	$(136,970)	$—

(a)	Includes net capital gain distributions, if applicable.

Currency

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
KRW	South Korean Won
NOK	Norwegian Krone
SEK	Swedish Krona
SGD	Singapore Dollar
TWD	Taiwan New Dollar
USD	United States Dollar
ZAR	South African Rand

2

Consolidated Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock Total Factor Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Amsterdam Exchange Index	54	05/18/18	$7,212	$89,801
CAC 40 10 Euro Index	63	05/18/18	4,164	117,880
IBEX 35 Index	6	05/18/18	723	15,322
OMXS30 Index	384	05/18/18	6,863	186,871
HSCEI	14	05/30/18	1,094	20,580
Hang Seng Index	27	05/30/18	5,275	76,897
MSCI Singapore Index	42	05/30/18	1,303	19,872
TOPIX Index	2	06/07/18	326	15,713
Australia 10 Year Bond	251	06/15/18	24,167	(34,792)
FTSE/MIB Index	24	06/15/18	3,420	214,845
S&P 500 E-Mini Index	15	06/15/18	1,985	(47,065)

				675,924

Short Contracts
SGX NIFTY 50 Index	32	05/31/18	690	(11,402)
S&P/TSX 60 Index	18	06/14/18	2,579	(49,284)
DAX Index	14	06/15/18	5,330	(145,330)
FTSE 100 Index	7	06/15/18	719	(52,390)
FTSE/JSE Top 40 Index	105	06/21/18	4,366	(21,315)
SPI 200 Index	17	06/21/18	1,909	(35,388)

				(315,109)

				$360,815

Forward Foreign Currency Exchange Contracts

Currency Purchased			Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	215000(a	)	USD	166,900	JP Morgan Chase Bank NA	06/20/18	$749
USD	4691883(a	)	AUD	6,003,062	JP Morgan Chase Bank NA	06/20/18	171,820
USD	41027(a	)	BRL	135,000	Morgan Stanley & Co. International plc	06/20/18	2,678
USD	1031084(a	)	CHF	981,000	JP Morgan Chase Bank NA	06/20/18	36,817
USD	10569530(a	)	EUR	8,526,202	JP Morgan Chase Bank NA	06/20/18	233,681
USD	246669(a	)	EUR	200,000	Morgan Stanley & Co. International plc	06/20/18	4,220
USD	3414180(a	)	GBP	2,437,006	JP Morgan Chase Bank NA	06/20/18	50,954
USD	578110(a	)	HKD	4,519,000	JP Morgan Chase Bank NA	06/20/18	1,647
USD	329063(a	)	JPY	34,946,633	JP Morgan Chase Bank NA	06/20/18	8,285
USD	161283(a	)	KRW	171,594,000	Morgan Stanley & Co. International plc	06/20/18	870
USD	15515(a	)	NOK	120,000	JP Morgan Chase Bank NA	06/20/18	529
USD	642061(a	)	SEK	5,319,468	JP Morgan Chase Bank NA	06/20/18	32,211
USD	84661(a	)	SGD	111,000	JP Morgan Chase Bank NA	06/20/18	858
USD	404786(a	)	TWD	11,740,000	BNP Paribas SA	06/20/18	6,837
USD	135105(a	)	TWD	3,904,000	JP Morgan Chase Bank NA	06/20/18	2,772
USD	502545(a	)	TWD	14,587,000	Morgan Stanley & Co. International plc	06/20/18	8,091
USD	267330(a	)	ZAR	3,193,000	JP Morgan Chase Bank NA	06/20/18	12,870

							575,889

CAD	525000(a	)	USD	410,775	JP Morgan Chase Bank NA	06/20/18	(1,401)
CHF	813000(a	)	USD	861,472	JP Morgan Chase Bank NA	06/20/18	(37,477)
EUR	160000(a	)	USD	196,679	JP Morgan Chase Bank NA	06/20/18	(2,719)
KRW	442814000(a	)	USD	418,748	JP Morgan Chase Bank NA	06/20/18	(4,789)
TWD	6446000(a	)	USD	218,575	Deutsche Bank AG	06/20/18	(76)
TWD	5082000(a	)	USD	176,520	JP Morgan Chase Bank NA	06/20/18	(4,256)
USD	3651198(a	)	CAD	4,688,724	JP Morgan Chase Bank NA	06/20/18	(4,887)

							(55,605)

Net Unrealized Appreciation							$520,284

(a)	All or a portion of the security is held by a wholly-owned subsidiary.

3

Consolidated Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock Total Factor Fund

OTC Total Return Swaps

Reference Entity		Fixed Amount Paid / (Received) by the Fund (a)	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
TAIEX May 2018	TWD	(148,655,850)	Merrill Lynch International & Co.	05/16/18	TWD	148,656	$(127,594)	$—	$(127,594)
WTI Crude June 2018(b)	USD	65,850	Merrill Lynch International & Co.	05/17/18	USD	66	(2,720)	—	(2,720)
WTI Crude June 2018(b)		274,360	Merrill Lynch International & Co.	05/17/18		274	80	—	80
WTI Crude June 2018(b)		471,520	Merrill Lynch International & Co.	05/17/18		472	(8,470)	—	(8,470)
Gold 100 oz. June 2018(b)		(268,620)	Merrill Lynch International & Co.	05/24/18		269	(4,780)	—	(4,780)
Gold 100 oz. June 2018(b)		(397,800)	Merrill Lynch International & Co.	05/24/18		398	(2,040)	—	(2,040)
Gold 100 oz. June 2018(b)		(268,500)	Merrill Lynch International & Co.	05/24/18		269	(4,660)	—	(4,660)
Brent Crude July 2018(b)		(3,432,480)	Merrill Lynch International & Co.	05/25/18		3,432	152,640	—	152,640
Brent Crude July 2018(b)		(143,640)	Merrill Lynch International & Co.	05/25/18		144	5,740	—	5,740
Brent Crude July 2018(b)		(369,850)	Merrill Lynch International & Co.	05/25/18		370	3,600	—	3,600
Canadian 10-Year Bond June 2018	CAD	(14,639,184)	Merrill Lynch International & Co.	05/25/18	CAD	14,639	64,812	1	64,811
Canadian 10-Year Bond June 2018		(922,410)	Merrill Lynch International & Co.	05/25/18		922	(1,760)	—	(1,760)
Canadian 10-Year Bond June 2018		(3,194,959)	Merrill Lynch International & Co.	05/25/18		3,195	(31,278)	—	(31,278)
Canadian 10-Year Bond June 2018		(3,582,716)	Merrill Lynch International & Co.	05/25/18		3,583	(26,143)	—	(26,143)
Canadian 10-Year Bond June 2018		(3,948,087)	Merrill Lynch International & Co.	05/25/18		3,948	(3,572)	—	(3,572)
Canadian 10-Year Bond June 2018		(3,663,876)	Merrill Lynch International & Co.	05/25/18		3,664	13,026	—	13,026
Canadian 10-Year Bond June 2018		(6,116,707)	Merrill Lynch International & Co.	05/25/18		6,117	(54,525)	—	(54,525)
Canadian 10-Year Bond June 2018		(4,641,578)	Merrill Lynch International & Co.	05/25/18		4,642	(31,798)	—	(31,798)
Gasoline RBOB June 2018(b)	USD	606,375	Merrill Lynch International & Co.	05/25/18	USD	606	(20,080)	—	(20,080)
Gasoline RBOB June 2018(b)		346,399	Merrill Lynch International & Co.	05/25/18		346	(11,575)	—	(11,575)
Gasoline RBOB June 2018(b)		530,258	Merrill Lynch International & Co.	05/25/18		530	(6,703)	—	(6,703)
Long Gilt June 2018	GBP	1,956,150	Merrill Lynch International & Co.	05/25/18	GBP	1,956	(13)	—	(13)
Long Gilt June 2018		606,299	Merrill Lynch International & Co.	05/25/18		606	(6,885)	—	(6,885)
Long Gilt June 2018		1,103,125	Merrill Lynch International & Co.	05/25/18		1,103	3,833	—	3,833
Long Gilt June 2018		1,467,113	Merrill Lynch International & Co.	05/25/18		1,467	(10)	—	(10)
Long Gilt June 2018		483,519	Merrill Lynch International & Co.	05/25/18		484	(7,601)	—	(7,601)
Long Gilt June 2018		485,678	Merrill Lynch International & Co.	05/25/18		486	(4,628)	—	(4,628)
Natural Gas June 2018(b)	USD	(139,200)	Merrill Lynch International & Co.	05/25/18	USD	139	(1,050)	—	(1,050)
Natural Gas June 2018(b)		(1,032,080)	Merrill Lynch International & Co.	05/25/18		1,032	17,860	—	17,860
New York Harbor Ultra-Low Sulfur No 2 Diesel June 2018(b)		787,147	Merrill Lynch International & Co.	05/25/18		787	(25,289)	—	(25,289)
U.S. Treasury Note (10 Year) June 2018		4,945,031	Merrill Lynch International & Co.	05/29/18		4,945	40,406	—	40,406
U.S. Treasury Note (10 Year) June 2018		4,091,196	Merrill Lynch International & Co.	05/29/18		4,091	23,946	—	23,946
U.S. Treasury Note (10 Year) June 2018		2,902,524	Merrill Lynch International & Co.	05/29/18		2,903	31,524	—	31,524
U.S. Treasury Note (10 Year) June 2018		599,772	Merrill Lynch International & Co.	05/29/18		600	1,647	—	1,647
U.S. Treasury Note (10 Year) June 2018		2,145,400	Merrill Lynch International & Co.	05/29/18		2,145	(7,850)	—	(7,850)
Long Gilt June 2018	GBP	481,737	Merrill Lynch International & Co.	05/30/18	GBP	482	(10,054)	—	(10,054)
U.S. Treasury Note (10 Year) June 2018	USD	(5,040,328)	Merrill Lynch International & Co.	05/31/18	USD	5,040	16,077	—	16,077
U.S. Treasury Note (10 Year) June 2018		(605,552)	Merrill Lynch International & Co.	05/31/18		606	7,427	—	7,427
Cocoa July 2018(b)		(292,100)	Merrill Lynch International & Co.	06/01/18		292	(9,600)	—	(9,600)
Cocoa July 2018(b)		(183,400)	Merrill Lynch International & Co.	06/01/18		183	14,350	—	14,350
Cocoa July 2018(b)		(209,600)	Merrill Lynch International & Co.	06/01/18		210	16,400	—	16,400
Euro-Bund June 2018	EUR	(3,348,238)	Merrill Lynch International & Co.	06/05/18	EUR	3,348	(17,750)	—	(17,750)
Euro-Bund June 2018		(3,663,435)	Merrill Lynch International & Co.	06/05/18		3,663	(14,993)	—	(14,993)
Euro-Bund June 2018		(3,822,715)	Merrill Lynch International & Co.	06/05/18		3,823	(15,645)	—	(15,645)
Euro-Bund June 2018		(1,578,485)	Merrill Lynch International & Co.	06/05/18		1,578	10,766	—	10,766

4

Consolidated Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock Total Factor Fund

Reference Entity		Fixed Amount Paid / (Received) by the Fund (a)	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Euro-Bund June 2018	EUR	(2,213,953)	Merrill Lynch International & Co.	06/05/18	EUR	2,214	10,153	—	10,153
Euro-Bund June 2018		(4,941,084)	Merrill Lynch International & Co.	06/05/18		4,941	(24,326)	—	(24,326)
Euro-Bund June 2018		(13,828,355)	Merrill Lynch International & Co.	06/05/18		13,828	169,987	—	169,987
Low Sulphur Gas Oil June 18(b)	USD	(253,000)	Merrill Lynch International & Co.	06/05/18	USD	253	7,200	—	7,200
Low Sulphur Gas Oil June 18(b)		(1,459,925)	Merrill Lynch International & Co.	06/05/18		1,460	36,226	—	36,226
Coffee July 2018(b)		134,100	Merrill Lynch International & Co.	06/08/18		134	(4,050)	—	(4,050)
IBOVESPA Index June 2018	BRL	4,004,339	Merrill Lynch International & Co.	06/13/18	BRL	4,004	(18,264)	—	(18,264)
KOSPI 200 Index June 2018	KRW	389,716,250	Merrill Lynch International & Co.	06/14/18	KRW	389,716	(12,906)	—	(12,906)
KOSPI 200 Index June 2018		311,787,600	Merrill Lynch International & Co.	06/14/18		311,788	(10,311)	—	(10,311)
KOSPI 200 Index June 2018		155,506,400	Merrill Lynch International & Co.	06/14/18		155,506	(5,518)	—	(5,518)
KOSPI 200 Index June 2018		236,000,700	Merrill Lynch International & Co.	06/14/18		236,001	(5,711)	—	(5,711)
KOSPI 200 Index June 2018		78,213,100	Merrill Lynch International & Co.	06/14/18		78,213	(2,328)	—	(2,328)
KOSPI 200 Index June 2018		402,856,875	Merrill Lynch International & Co.	06/14/18		402,857	(602)	—	(602)
KOSPI 200 Index June 2018		310,796,700	Merrill Lynch International & Co.	06/14/18		310,797	(11,239)	—	(11,239)
Cotton No. 2 July 2018(b)	USD	(454,960)	Merrill Lynch International & Co.	06/15/18	USD	455	6,160	—	6,160
Sugar #11 July 2018(b)		(1,046,640)	Merrill Lynch International & Co.	06/15/18		1,047	(59,640)	—	(59,640)
Sugar #11 July 2018(b)		(454,003)	Merrill Lynch International & Co.	06/15/18		454	19,757	—	19,757
Sugar #11 July 2018(b)		(229,622)	Merrill Lynch International & Co.	06/15/18		230	(5,902)	—	(5,902)
Sugar #11 July 2018(b)		(266,784)	Merrill Lynch International & Co.	06/15/18		267	(3,584)	—	(3,584)
Swiss Market Index June 2018	CHF	(173,466)	JP Morgan Chase Bank NA	06/15/18	CHF	173	3,304	—	3,304
Swiss Market Index June 2018		(5,247,787)	JP Morgan Chase Bank NA	06/15/18		5,248	54,908	—	54,908
Swiss Market Index June 2018		(171,086)	JP Morgan Chase Bank NA	06/15/18		171	5,706	—	5,706
Swiss Market Index June 2018		(1,565,515)	JP Morgan Chase Bank NA	06/15/18		1,566	25,374	—	25,374
Swiss Market Index June 2018		(2,210,852)	JP Morgan Chase Bank NA	06/15/18		2,211	87,557	—	87,557
Swiss Market Index June 2018		(420,813)	JP Morgan Chase Bank NA	06/15/18		421	21,228	—	21,228
Swiss Market Index June 2018		(258,429)	JP Morgan Chase Bank NA	06/15/18		258	6,742	—	6,742
WIG 20 Index June 2018	PLN	312,790	JP Morgan Chase Bank NA	06/15/18	PLN	313	(2,464)	—	(2,464)
WIG 20 Index June 2018		309,852	JP Morgan Chase Bank NA	06/15/18		310	(3,302)	—	(3,302)
WIG 20 Index June 2018		772,550	JP Morgan Chase Bank NA	06/15/18		773	(2,305)	—	(2,305)
London Metal Exchange Copper June 2018(b)	USD	(344,850)	JP Morgan Chase Bank NA	06/18/18	USD	345	(5,200)	—	(5,200)
London Metal Exchange Nickel June 2018(b)		(406,890)	JP Morgan Chase Bank NA	06/18/18		407	1,740	—	1,740
London Metal Exchange Nickel June 2018(b)		(1,149,624)	JP Morgan Chase Bank NA	06/18/18		1,150	(5,460)	—	(5,460)
London Metal Exchange Nickel June 2018(b)		(402,210)	JP Morgan Chase Bank NA	06/18/18		402	6,420	—	6,420
London Metal Exchange Primary Aluminum June 2018(b)		(253,094)	JP Morgan Chase Bank NA	06/18/18		253	30,031	—	30,031
London Metal Exchange Primary Aluminum June 2018(b)		(200,175)	JP Morgan Chase Bank NA	06/18/18		200	26,325	—	26,325
London Metal Exchange Primary Aluminum June 2018(b)		(265,938)	JP Morgan Chase Bank NA	06/18/18		266	17,187	—	17,187
London Metal Exchange Zinc June 2018(b)		(160,263)	JP Morgan Chase Bank NA	06/18/18		160	(3,813)	—	(3,813)
London Metal Exchange Zinc June 2018(b)		(408,563)	JP Morgan Chase Bank NA	06/18/18		409	(17,438)	—	(17,438)
London Metal Exchange Zinc June 2018(b)		(423,813)	JP Morgan Chase Bank NA	06/18/18		424	(32,688)	—	(32,688)
London Metal Exchange Copper June 2018(b)		(330,900)	JP Morgan Chase Bank NA	06/19/18		331	8,750	—	8,750
London Metal Exchange Copper June 2018(b)		(173,163)	JP Morgan Chase Bank NA	06/19/18		173	(3,338)	—	(3,338)
London Metal Exchange Copper June 2018(b)		(345,475)	JP Morgan Chase Bank NA	06/19/18		345	(5,825)	—	(5,825)
London Metal Exchange Copper June 2018(b)		(347,775)	JP Morgan Chase Bank NA	06/19/18		348	(8,125)	—	(8,125)
Corn July 2018(b)		(558,950)	Merrill Lynch International & Co.	06/22/18		559	2,100	—	2,100
Soybean July 2018(b)		2,168,900	Merrill Lynch International & Co.	06/22/18		2,169	19,475	—	19,475
Soybean Meal July 2018(b)		(868,012)	JP Morgan Chase Bank NA	06/22/18		868	(1,652)	—	(1,652)
Soybean Oil July 2018(b)		(2,635,524)	Merrill Lynch International & Co.	06/22/18		2,636	(100,188)	—	(100,188)
Wheat July 2018		(472,150)	Merrill Lynch International & Co.	06/22/18		472	12,825	—	12,825
Silver July 2018		(1,119,950)	Merrill Lynch International & Co.	06/26/18		1,120	(53,885)	—	(53,885)

5

Consolidated Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock Total Factor Fund

Reference Entity		Fixed Amount Paid / (Received) by the Fund	(a)	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
SET50 Index Futures June 2018	THB	(22,619,081)		Credit Suisse International	06/28/18	THB	22,619	7,971	—	7,971
SET50 Index Futures June 2018		(54,921,199)		Credit Suisse International	06/28/18		54,921	493	—	493
SET50 Index Futures June 2018		(4,952,055)		Merrill Lynch International & Co.	06/28/18		4,952	(21)	—	(21)
SET50 Index Futures June 2018		(4,413,348)		Merrill Lynch International & Co.	06/28/18		4,413	2,106	—	2,106
ISE 30 Futures June 2018	TRY	(2,786,929)		JP Morgan Chase Bank NA	06/29/18	TRY	2,787	(21,974)	—	(21,974)

								$122,734	$1	$122,733

(a)	At termination, the fixed amount paid (received) will be exchanged for the total return of the reference entity.
(b)	All or a portion of the security is held by a wholly-owned subsidiary.

OTC Total Return Swaps(a)

Reference Entity	Counterparty	Expiration Date	Net Notional Amount	Unrealized Appreciation (Depreciation)		Net Value of Reference Entities	Gross Notional Amount Net Asset Percentage
Equity Securities Long/Short	Bank of America NA	10/15/19-02/15/23	$1,894,062	$(10,134	)(b)	$1,810,869	2.0%
	Citibank NA	02/24/23-02/27/23	1,973,322	(52,570	)(c)	1,878,496	2.1%
	Credit Suisse International	08/06/18-02/04/19	1,998,921	76,595	(d)	2,012,687	2.1%
	Deutsche Bank AG	02/17/23-03/20/23	1,974,496	15,466	(e)	1,974,079	2.1%
	JP Morgan Chase Bank NA	02/14/18-01/24/19	2,009,279	(13,208	)(f)	1,941,078	2.2%

				$16,149		$9,617,209

(a)	The Fund receives or pays the total return on a portfolio of long and short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark, plus or minus a spread in a range of 20-825 basis points. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The following are the specified benchmarks used in determining the variable rate of interest:

Association of Banks in Singapore SGD 1 Month

Copenhagen Interbank Offered Rate:

DKK 1 Week

DKK 1 Month

EMMI EURO Overnight Index Average Rate

Euro Interbank Offer Rate

EUR 1 Week

EUR 1 Month

Hong Kong Dollar HIBOR Fixings:

HKD 1 Month

HKD 1 Week

Intercontinental Exchange LIBOR:

CHF 1 Week

CHF 1 Month

LIBOR CHF Spot Next

EUR 1 Week

GBP 1 Week

GBP 1 Month

JPY 1 Month

JPY 1 Week

USD 1 Week

USD 1 Month

Norwegian Interbank Offered Rate:

NOK 1 Week

Singapore Dollar Deposit Rates

Sterling Overnight Interbank Average Rate

Stockholm Interbank Offered Rate:

SEK 1 Day

SEK 1 Week

SEK 1 Month

USD Overnight Bank Funding Rate

(b)	Amount includes $73,059 of net dividends and financing fees.
(c)	Amount includes $42,256 of net dividends and financing fees.
(d)	Amount includes $62,829 of net dividends and financing fees.
(e)	Amount includes $15,883 of net dividends and financing fees.
(f)	Amount includes $54,993 of net dividends and financing fees.

6

Consolidated Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock Total Factor Fund

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Bank of America NA, as of April 30, 2018, expiration dates 10/15/19-02/15/23: 2.0%
	Shares	Value	% of Basket Value
Reference Entity — Long

Austria
OMV AG	1,063	$65,837	3.6%
Telekom Austria AG	763	7,276	0.4
voestalpine AG	643	33,923	1.9

		107,036

Belgium
Ageas	144	7,703	0.4
Befimmo SA	534	34,693	1.9
Cofinimmo SA	324	43,010	2.4
D’ieteren SA/NV	62	2,640	0.1
KBC Ancora	104	6,282	0.3
KBC Group NV	189	16,432	0.9
Proximus SADP	262	8,029	0.4
Solvay SA	283	39,357	2.2
UCB SA	134	10,092	0.6

		168,238

Bermuda
Marvell Technology Group Ltd.	215	4,313	0.2

China
Agile Group Holdings Ltd.	16,000	31,562	1.7
Agricultural Bank of China Ltd., H Shares	51,000	28,754	1.6
Beijing Enterprises Holdings Ltd.	1,000	4,995	0.3
China CITIC Bank Corp. Ltd., H Shares	13,000	9,293	0.5
China Railway Construction Corp. Ltd., H Shares	6,000	7,105	0.4
China Railway Group Ltd., H Shares	12,000	9,618	0.5
China Shenhua Energy Co. Ltd., H Shares	2,500	6,132	0.3
Dongfeng Motor Group Co. Ltd., H Shares	6,000	6,635	0.4
Geely Automobile Holdings Ltd.	11,000	28,930	1.6
Haitian International Holdings Ltd.	3,000	7,984	0.4
Shanghai Industrial Holdings Ltd.	35,000	91,780	5.1
Yangzijiang Shipbuilding Holdings Ltd.	59,500	51,958	2.9
Yum China Holdings, Inc.	3,576	152,910	8.4

		437,656
Denmark
Carlsberg A/S, Class B	65	7,269	0.4
Coloplast A/S, Class B	269	22,788	1.3
Danske Bank A/S	499	17,366	1.0
Dfds A/S	163	10,148	0.6
H Lundbeck A/S	141	8,168	0.5
Novo Nordisk A/S, Class B	209	9,829	0.5
Pandora A/S	201	22,329	1.2
Royal Unibrew A/S	151	9,998	0.6
Topdanmark A/S	927	43,597	2.4

		151,492

	Shares	Value	% of Basket Value
Finland
Kemira OYJ	696	$9,315	0.5%
Neste OYJ	402	33,851	1.9
Sampo OYJ, Class A	74	4,002	0.2
Stora Enso OYJ, Class R	1,080	21,303	1.2
Tieto OYJ	1,243	44,524	2.5

		112,995
France
Air France-KLM	3,863	37,859	2.1
Arkema SA	526	68,903	3.8
Atos SE	119	16,065	0.9
AXA SA	46	1,316	0.1
BNP Paribas SA	146	11,271	0.6
Bouygues SA	233	11,884	0.7
Casino Guichard Perrachon SA	71	3,683	0.2
Cie de Saint-Gobain	833	43,583	2.4
Cie Generale des Etablissements Michelin SCA	253	35,578	2.0
Cie Plastic Omnium SA	1,061	50,989	2.8
CNP Assurances	643	16,470	0.9
Dassault Aviation SA	20	39,877	2.2
Eiffage SA	197	23,449	1.3
Engie SA	3,618	63,465	3.5
Eramet	103	17,928	1.0
Eurazeo SA	500	43,918	2.4
Faurecia SA	484	39,523	2.2
Fonciere Des Regions	94	10,513	0.6
ICADE	43	4,273	0.2
Ipsen SA	198	32,050	1.8
L’Oreal SA	67	16,133	0.9
Mercialys SA	98	1,875	0.1
Metropole Television SA	1,777	43,751	2.4
Nexity SA	360	22,511	1.2
Orange SA	1,448	26,324	1.5
Peugeot SA	1,774	43,682	2.4
Safran SA	30	3,519	0.2
Sanofi	296	23,402	1.3
SCOR SE	871	35,322	2.0
Sopra Steria Group	316	67,453	3.7
Television Francaise 1	959	11,989	0.7
Thales SA	913	115,731	6.4
TOTAL SA	671	42,174	2.3
Ubisoft Entertainment SA	325	31,053	1.7
Unibail-Rodamco SE	103	24,727	1.4
Veolia Environnement SA	1,115	26,379	1.5
Vinci SA	188	18,797	1.0
Worldline SA/France	606	30,564	1.7

		1,157,983

7

Consolidated Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value
Germany
Allianz SE (Registered)	23	$5,440	0.3%
Aurubis AG	216	19,303	1.1
BASF SE	1,039	108,101	6.0
Bayer AG (Registered)	313	37,410	2.1
Beiersdorf AG	79	8,938	0.5
Continental AG	7	1,864	0.1
Covestro AG	2,225	202,174	11.2
Deutsche EuroShop AG	409	14,700	0.8
Deutsche Lufthansa AG (Registered)	7,617	221,390	12.2
Deutsche Post AG (Registered)	4,332	188,028	10.4
Duerr AG	132	13,100	0.7
E.ON SE	2	22	0.0
Fresenius Medical Care AG & Co. KGaA	185	18,772	1.0
FUCHS PETROLUB SE (Preference)	176	9,451	0.5
Gerresheimer AG	129	10,494	0.6
Hannover Rueck SE	84	11,797	0.7
HOCHTIEF AG	9	1,642	0.1
Merck KGaA	252	24,618	1.4
MTU Aero Engines AG	29	4,988	0.3
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	265	60,649	3.3
ProSiebenSat.1 Media SE	1,682	61,020	3.4
Rheinmetall AG	396	51,750	2.9
RHOEN-KLINIKUM AG	880	28,799	1.6
Schaeffler AG (Preference)	2,270	35,132	1.9
Siltronic AG	59	9,447	0.5
Software AG	311	15,288	0.8
Suedzucker AG	163	2,709	0.1
TUI AG	742	16,780	0.9
Uniper SE	1,924	59,489	3.3
Wacker Chemie AG	49	8,805	0.5

		1,252,100
Hong Kong
CK Asset Holdings Ltd.	1,000	8,633	0.5
CK Hutchison Holdings Ltd.	2,000	23,650	1.3
CLP Holdings Ltd.	11,500	119,417	6.6
Galaxy Entertainment Group Ltd.	1,000	8,753	0.5
Haier Electronics Group Co. Ltd.	7,000	24,218	1.3
HK Electric Investments & HK Electric Investments Ltd.	20,000	18,602	1.0
Hong Kong & China Gas Co. Ltd.	11,000	22,984	1.3
Hutchison Port Holdings Trust	28,800	9,602	0.5
Hysan Development Co. Ltd.	1,000	5,820	0.3
I-CABLE Communications Ltd.	277	6	0.0
Kingboard Laminates Holdings Ltd.	27,500	36,655	2.0
Lee & Man Paper Manufacturing Ltd.	4,000	4,406	0.2
Melco International Development Ltd.	2,000	7,405	0.4
Sino Biopharmaceutical Ltd.	8,000	16,846	0.9
SJM Holdings Ltd.	38,000	38,062	2.1
Yue Yuen Industrial Holdings Ltd.	7,500	21,255	1.2

		366,314
India
Vedanta Resources plc	668	6,685	0.4

Ireland
AerCap Holdings NV	1,091	56,874	3.1

Italy
A2A SpA	19,146	38,498	2.1
Amplifon SpA	499	9,322	0.5
Anima Holding SpA	274	1,966	0.1
Assicurazioni Generali SpA	2,125	42,880	2.4
Azimut Holding SpA	470	9,868	0.5
Banca Generali SpA	363	11,775	0.7
Buzzi Unicem SpA	27	682	0.0
De’ Longhi SpA	49	1,465	0.1
Enel SpA	7,398	46,931	2.6
Ferrari NV	7	859	0.0
Iren SpA	15,562	47,280	2.6

	Shares	Value	% of Basket Value
Italy (continued)
Mediaset SpA	11,743	$46,595	2.6%
Mediobanca Banca di Credito Finanziario SpA	449	5,441	0.3
Moncler SpA	350	15,775	0.9
Prysmian SpA	1,475	43,361	2.4
Telecom Italia SpA	3,327	3,282	0.2

		325,980
Japan
Amada Holdings Co. Ltd.	1,900	22,808	1.3
Aoyama Trading Co. Ltd.	200	7,703	0.4
Aozora Bank Ltd.	1,400	56,478	3.1
Asahi Glass Co. Ltd.	400	16,600	0.9
Astellas Pharma, Inc.	1,800	26,327	1.5
Autobacs Seven Co. Ltd.	600	11,326	0.6
Azbil Corp.	400	18,616	1.0
Bandai Namco Holdings, Inc.	600	20,303	1.1
Brother Industries Ltd.	700	15,015	0.8
Canon, Inc.	4,500	154,796	8.5
Casio Computer Co. Ltd.	2,000	29,791	1.6
Central Japan Railway Co.	700	140,269	7.7
Chugoku Bank Ltd. (The)	600	6,968	0.4
Citizen Watch Co. Ltd.	6,800	50,666	2.8
COMSYS Holdings Corp.	100	2,782	0.2
Dai Nippon Printing Co. Ltd.	1,500	32,298	1.8
Daicel Corp.	2,000	23,077	1.3
Daiichikosho Co. Ltd.	800	41,974	2.3
Daishi Bank Ltd. (The)	200	8,968	0.5
Denka Co. Ltd.	100	3,560	0.2
Denso Corp.	200	10,517	0.6
DMG Mori Co. Ltd.	700	13,079	0.7
East Japan Railway Co.	600	57,641	3.2
FUJIFILM Holdings Corp.	500	20,108	1.1
Fujikura Ltd.	6,500	44,415	2.5
Fujitsu Ltd.	12,000	72,749	4.0
GS Yuasa Corp.	2,000	10,766	0.6
Hankyu Hanshin Holdings, Inc.	300	11,801	0.7
Hikari Tsushin, Inc.	100	16,210	0.9
Hisamitsu Pharmaceutical Co., Inc.	200	15,545	0.9
Hitachi Ltd.	5,000	36,493	2.0
Hoya Corp.	1,000	53,425	3.0
Ito En Ltd.	100	3,987	0.2
Izumi Co. Ltd.	300	19,809	1.1
Japan Airlines Co. Ltd.	1,400	55,250	3.1
Japan Tobacco, Inc.	1,500	40,322	2.2
JTEKT Corp.	700	11,326	0.6
Kagome Co. Ltd.	1,000	36,055	2.0
Kajima Corp.	3,000	28,902	1.6
Kakaku.com, Inc.	2,100	40,035	2.2
Kaken Pharmaceutical Co. Ltd.	200	11,827	0.7
KDDI Corp.	200	5,369	0.3
Kinden Corp.	1,900	33,138	1.8
Kobayashi Pharmaceutical Co. Ltd.	100	8,438	0.5
Komeri Co. Ltd.	300	8,007	0.4
Konami Holdings Corp.	600	29,466	1.6
Konica Minolta, Inc.	100	858	0.0
Kuraray Co. Ltd.	2,100	34,974	1.9
Kurita Water Industries Ltd.	1,400	45,337	2.5
Lawson, Inc.	800	52,849	2.9
Lintec Corp.	4,300	124,433	6.9
Marubeni Corp.	9,500	71,341	3.9
Maruichi Steel Tube Ltd.	4,100	139,942	7.7
Matsui Securities Co. Ltd.	1,700	16,574	0.9
Matsumotokiyoshi Holdings Co. Ltd.	1,100	49,001	2.7

8

Consolidated Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value
Japan (continued)
Megmilk Snow Brand Co. Ltd.	1,200	$36,126	2.0%
Miraca Holdings, Inc.	100	3,893	0.2
Mitsubishi Chemical Holdings Corp.	5,900	55,812	3.1
Mitsubishi Corp.	200	5,515	0.3
Mitsubishi Gas Chemical Co., Inc.	800	18,748	1.0
Mitsubishi Materials Corp.	700	21,306	1.2
Mitsui & Co. Ltd.	1,000	18,023	1.0
Mitsui Chemicals, Inc.	400	11,466	0.6
Mixi, Inc.	2,300	75,594	4.2
NEC Corp.	100	2,741	0.2
NHK Spring Co. Ltd.	2,300	25,416	1.4
Nihon Kohden Corp.	500	14,289	0.8
Nippon Paper Industries Co. Ltd.	1,700	32,559	1.8
Nippon Telegraph & Telephone Corp.	400	18,982	1.0
Nishi-Nippon Financial Holdings, Inc.	2,600	31,221	1.7
Nissan Motor Co. Ltd.	1,100	11,573	0.6
Nisshinbo Holdings, Inc.	400	5,637	0.3
NTN Corp.	1,400	6,158	0.3
NTT Data Corp.	300	3,233	0.2
NTT DOCOMO, Inc.	200	5,167	0.3
Obayashi Corp.	8,200	94,433	5.2
Oracle Corp. Japan	200	16,430	0.9
ORIX Corp.	1,500	26,308	1.5
Otsuka Corp.	1,800	83,407	4.6
Pola Orbis Holdings, Inc.	300	13,089	0.7
Recruit Holdings Co. Ltd.	200	4,611	0.3
Rohm Co. Ltd.	100	9,266	0.5
Rohto Pharmaceutical Co. Ltd.	100	2,911	0.2
Santen Pharmaceutical Co. Ltd.	1,400	23,512	1.3
Sapporo Holdings Ltd.	100	2,861	0.2
Secom Co. Ltd.	400	30,010	1.7
Sega Sammy Holdings, Inc.	100	1,643	0.1
Seino Holdings Co. Ltd.	2,400	44,954	2.5
Sekisui Chemical Co. Ltd.	2,500	44,225	2.4
Seven & i Holdings Co. Ltd.	100	4,406	0.2
Shimamura Co. Ltd.	100	11,637	0.6
Shimizu Corp.	4,700	46,501	2.6
Shionogi & Co. Ltd.	800	41,113	2.3
Shizuoka Bank Ltd. (The)	4,000	40,563	2.2
Showa Denko KK	100	3,327	0.2
Skylark Co. Ltd.	3,600	52,954	2.9
Sompo Holdings, Inc.	500	20,935	1.2
Square Enix Holdings Co. Ltd.	200	8,290	0.5
Sumitomo Chemical Co. Ltd.	7,000	40,052	2.2
Sumitomo Corp.	4,500	80,777	4.5
Sumitomo Dainippon Pharma Co. Ltd.	2,300	41,830	2.3
Sundrug Co. Ltd.	800	41,154	2.3
Suzuken Co. Ltd.	900	38,699	2.1
Suzuki Motor Corp.	700	37,624	2.1
T&D Holdings, Inc.	100	1,698	0.1
Taisho Pharmaceutical Holdings Co. Ltd.	100	9,565	0.5
Teijin Ltd.	2,700	50,762	2.8
Tokai Tokyo Financial Holdings, Inc.	2,100	15,211	0.8
TOTO Ltd.	200	11,336	0.6
Toyo Suisan Kaisha Ltd.	1,200	47,248	2.6
Toyota Boshoku Corp.	400	8,397	0.5
Toyota Motor Corp.	700	45,901	2.5
Toyota Tsusho Corp.	200	7,171	0.4
Ube Industries Ltd.	800	24,371	1.3
West Japan Railway Co.	400	28,273	1.6
Yamaguchi Financial Group, Inc.	1,000	12,492	0.7
Yamato Kogyo Co. Ltd.	100	2,948	0.2
Yamazaki Baking Co. Ltd.	1,500	32,846	1.8
Zensho Holdings Co. Ltd.	300	6,982	0.4

		3,536,496

	Shares	Value	% of Basket Value
Kazakhstan
KAZ Minerals plc	2,143	$27,077	1.5%

Luxembourg
APERAM SA	609	29,673	1.6
RTL Group SA	367	30,200	1.7

		59,873
Netherlands
Aalberts Industries NV	574	28,262	1.6
ASM International NV	198	11,888	0.7
ASR Nederland NV	575	27,119	1.5
Euronext NV	620	44,444	2.5
ING Groep NV	1,326	22,344	1.2
Koninklijke Ahold Delhaize NV	234	5,645	0.3
Koninklijke DSM NV	122	12,609	0.7
Koninklijke Philips NV	1,378	58,326	3.2
NN Group NV	1,186	56,839	3.1
Philips Lighting NV	1,076	32,723	1.8
PostNL NV	4,977	19,321	1.1
Randstad NV	18	1,159	0.1
Wereldhave NV	203	8,157	0.5
Wolters Kluwer NV	747	40,420	2.2

		369,256
Norway
Aker BP ASA	571	18,729	1.0
DNB ASA	200	3,740	0.2
Leroy Seafood Group ASA	568	4,166	0.2
Salmar ASA	337	15,705	0.9
Statoil ASA	1,213	31,020	1.7
TGS NOPEC Geophysical Co. ASA	1,377	43,422	2.4

		116,782
Portugal
EDP — Energias de Portugal SA	1,412	5,238	0.3
Jeronimo Martins SGPS SA	1,141	20,010	1.1
Sonae SGPS SA	30,568	41,568	2.3

		66,816
Puerto Rico
Popular, Inc.	213	9,860	0.5

Singapore
Ascendas REIT	6,100	12,237	0.7
CapitaLand Mall Trust	18,400	29,057	1.6
ComfortDelGro Corp. Ltd.	5,800	9,789	0.5
Genting Singapore plc	2,300	2,015	0.1
Mapletree Commercial Trust	2,900	3,535	0.2
Mapletree Industrial Trust	17,100	26,099	1.4
SATS Ltd.	4,300	17,868	1.0
Singapore Airlines Ltd.	100	816	0.0
Singapore Technologies Engineering Ltd.	29,600	77,458	4.3
StarHub Ltd.	2,900	4,947	0.3
Suntec REIT	28,700	42,186	2.3
UOL Group Ltd.	2,500	16,512	0.9
Yanlord Land Group Ltd.	11,000	14,027	0.8

		256,546
South Korea
CJ Corp.	168	25,451	1.4
DB Insurance Co. Ltd.	167	9,803	0.5
GS Holdings Corp.	28	1,603	0.1
Hanwha Chemical Corp.	687	18,468	1.0
Hanwha Life Insurance Co. Ltd.	992	5,765	0.3
Hyundai Engineering & Construction Co. Ltd.	89	5,271	0.3
Kia Motors Corp.	967	29,856	1.6
Korea Investment Holdings Co. Ltd.	150	12,671	0.7
KT&G Corp.	120	10,973	0.6
LG Corp.	72	5,446	0.3

9

Consolidated Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value
South Korea (continued)
LG Display Co. Ltd.	1,669	$36,441	2.0%
LG Household & Health Care Ltd.	15	19,153	1.1
Lotte Chemical Corp.	70	26,955	1.5
NCSoft Corp.	7	2,346	0.1
S-1 Corp.	30	2,751	0.2
Samsung Electronics Co. Ltd.	43	106,690	5.9
Samsung Fire & Marine Insurance Co. Ltd.	57	14,232	0.8
SK Holdings Co. Ltd.	97	26,552	1.5
SK Hynix, Inc.	336	26,424	1.5
SK Telecom Co. Ltd.	92	19,657	1.1
Yuhan Corp.	53	11,321	0.6

		417,829
Spain
Amadeus IT Group SA	2,380	173,644	9.6
Banco Bilbao Vizcaya Argentaria SA	2,112	17,090	0.9
Bankinter SA	347	3,627	0.2
Cia de Distribucion Integral Logista Holdings SA	54	1,214	0.1
Distribuidora Internacional de Alimentacion SA	6,056	28,065	1.5
Ebro Foods SA	2,696	65,014	3.6
Gestamp Automocion SA	1,385	11,225	0.6
Grupo Catalana Occidente SA	314	13,826	0.8
Iberdrola SA	2,800	21,633	1.2
Mapfre SA	4,200	14,570	0.8
Repsol SA	852	16,259	0.9
Telefonica SA	5,385	54,876	3.0
Viscofan SA	2,125	140,825	7.8

		561,868
Sweden
Atlas Copco AB, Class A	844	33,006	1.8
Boliden AB	5,580	193,345	10.7
Castellum AB	804	12,996	0.7
Electrolux AB	1,383	36,396	2.0
Fabege AB	528	6,079	0.3
Holmen AB, Class B	816	20,120	1.1
Hufvudstaden AB, Class A	1,035	15,190	0.8
JM AB	940	18,597	1.0
Lundin Petroleum AB	968	26,685	1.5
NCC AB, Class B	102	1,879	0.1
Peab AB	815	7,215	0.4
Sandvik AB	751	12,805	0.7
Skandinaviska Enskilda Banken AB, Class A	233	2,187	0.1
SKF AB, Class B	456	9,232	0.5
Svenska Cellulosa AB SCA, Class B	6,719	74,411	4.1
Swedish Match AB	3,898	174,865	9.7
Volvo AB, Class B	4,299	72,852	4.0

		717,860
Switzerland
Adecco Group AG (Registered)	1,381	91,457	5.1
Allreal Holding AG (Registered)	67	11,015	0.6
Baloise Holding AG (Registered)	92	14,582	0.8
Banque Cantonale Vaudoise (Registered)	26	20,721	1.1
BKW AG	95	6,192	0.3
Bucher Industries AG (Registered)	49	17,958	1.0
Cembra Money Bank AG	122	10,341	0.6
Coca-Cola HBC AG	2,041	68,375	3.8
Ferguson plc	105	8,037	0.4
Forbo Holding AG (Registered)	1	1,399	0.1
GAM Holding AG	1,218	19,442	1.1
Georg Fischer AG (Registered)	37	45,993	2.5
Helvetia Holding AG (Registered)	16	9,504	0.5
Novartis AG (Registered)	804	61,887	3.4

	Shares	Value	% of Basket Value
Switzerland (continued)
Partners Group Holding AG	9	$6,564	0.4%
PSP Swiss Property AG (Registered)	344	32,142	1.8
Roche Holding AG	646	143,533	7.9
Sonova Holding AG (Registered)	54	8,899	0.5
Straumann Holding AG (Registered)	53	35,978	2.0
Swiss Life Holding AG (Registered)	29	10,145	0.6
Swiss Prime Site AG (Registered)	97	9,088	0.5
Swiss Re AG	54	5,145	0.3
Swisscom AG (Registered)	94	45,085	2.5
Temenos Group AG (Registered)	84	10,570	0.6
UBS Group AG (Registered)	1,234	20,713	1.1
Vontobel Holding AG (Registered)	24	1,583	0.1

		716,348
Taiwan
AU Optronics Corp.	8,000	3,299	0.2
Chang Hwa Commercial Bank Ltd.	60,700	34,941	1.9
Far Eastern New Century Corp.	99,000	94,490	5.2
Hua Nan Financial Holdings Co. Ltd.	88,200	53,337	2.9
Innolux Corp.	37,000	13,769	0.8
Pegatron Corp.	13,000	30,309	1.7
Pou Chen Corp.	14,000	17,508	1.0
President Chain Store Corp.	6,000	58,977	3.3
Taiwan Semiconductor Manufacturing Co. Ltd.	4,000	30,469	1.7
Uni-President Enterprises Corp.	13,000	31,287	1.7

		368,386
United Kingdom
Anglo American plc	8,564	201,505	11.1
Ashmore Group plc	206	1,164	0.1
BAE Systems plc	7,421	62,264	3.4
Barratt Developments plc	291	2,231	0.1
Bellway plc	77	3,509	0.2
Bodycote plc	1,353	16,658	0.9
British Land Co. plc (The)	713	6,584	0.4
BT Group plc	722	2,478	0.1
Burberry Group plc	1,399	35,133	1.9
Centrica plc	1,196	2,532	0.1
Close Brothers Group plc	691	14,549	0.8
CYBG plc	3,489	14,481	0.8
Direct Line Insurance Group plc	2,660	13,668	0.8
Dunelm Group plc	1,433	11,117	0.6
Electrocomponents plc	532	4,447	0.2
Experian plc	347	7,951	0.4
Fiat Chrysler Automobiles NV	771	17,131	0.9
GlaxoSmithKline plc	1,068	21,421	1.2
Grafton Group plc	4,893	50,686	2.8
HomeServe plc	876	8,904	0.5
Howden Joinery Group plc	5,044	33,013	1.8
IG Group Holdings plc	429	4,899	0.3
IMI plc	3,844	57,614	3.2
Inchcape plc	8,507	84,988	4.7
Intermediate Capital Group plc	1,403	20,905	1.2
J Sainsbury plc	718	3,047	0.2
JD Sports Fashion plc	373	2,001	0.1
Jupiter Fund Management plc	2,791	17,454	1.0
Kingfisher plc	9,644	40,220	2.2
Land Securities Group plc	250	3,394	0.2
Legal & General Group plc	11,193	41,456	2.3
Lloyds Banking Group plc	51,265	45,469	2.5
Man Group plc	14,263	35,424	2.0
Marks & Spencer Group plc	9,281	36,698	2.0
Moneysupermarket.com Group plc	2,301	9,478	0.5

10

Consolidated Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value
United Kingdom (continued)
National Express Group plc	458	$2,472	0.1%
Next plc	333	24,055	1.3
Pagegroup plc	2,926	21,596	1.2
Persimmon plc	1,129	42,174	2.3
Petrofac Ltd.	8,383	69,568	3.8
Prudential plc	1,278	32,863	1.8
QinetiQ Group plc	8,845	27,961	1.5
Redrow plc	6,440	55,494	3.1
RELX plc	3,059	65,380	3.6
Rightmove plc	1,010	63,341	3.5
Royal Mail plc	19,245	153,478	8.5
Schroders plc	129	5,836	0.3
Smith & Nephew plc	73	1,398	0.1
Smiths Group plc	132	2,892	0.2
Spectris plc	977	36,048	2.0
SSP Group plc	7,082	63,374	3.5
Subsea 7 SA	5,384	75,224	4.2
TalkTalk Telecom Group plc	4,184	7,380	0.4
Tate & Lyle plc	2,486	19,634	1.1
Thomas Cook Group plc	29,761	50,546	2.8
TP ICAP plc	1,319	8,544	0.5
Travis Perkins plc	508	8,846	0.5
WH Smith plc	190	5,093	0.3
William Hill plc	901	3,624	0.2
Wm Morrison Supermarkets plc	5,934	19,791	1.1

		1,801,085
United States
3M Co.	182	35,379	2.0
AbbVie, Inc.	1,047	101,088	5.6
Accenture plc, Class A	4	605	0.0
Activision Blizzard, Inc.	120	7,962	0.4
Adobe Systems, Inc.	43	9,529	0.5
Advanced Energy Industries, Inc.	741	44,127	2.4
Aflac, Inc.	916	41,742	2.3
AGCO Corp.	139	8,713	0.5
Agilent Technologies, Inc.	436	28,663	1.6
Air Products & Chemicals, Inc.	68	11,036	0.6
Alexander’s, Inc.	14	5,507	0.3
Alliant Energy Corp.	211	9,062	0.5
Allison Transmission Holdings, Inc.	1,829	71,313	3.9
Allstate Corp. (The)	18	1,761	0.1
AMC Networks, Inc., Class A	71	3,692	0.2
Ameren Corp.	46	2,697	0.1
American Airlines Group, Inc.	201	8,629	0.5
American Electric Power Co., Inc.	428	29,951	1.7
American Express Co.	640	63,200	3.5
American Financial Group, Inc.	370	41,891	2.3
Ameriprise Financial, Inc.	388	54,401	3.0
AmerisourceBergen Corp.	287	25,996	1.4
Amgen, Inc.	617	107,654	5.9
Amkor Technology, Inc.	1,003	8,305	0.5
Anadarko Petroleum Corp.	60	4,039	0.2
Andeavor	105	14,524	0.8
ANSYS, Inc.	84	13,579	0.7
Aon plc	21	2,992	0.2
Apache Corp.	374	15,315	0.8
Apartment Investment & Management Co., Class A	15	609	0.0
Apple Hospitality REIT, Inc.	524	9,427	0.5
Applied Industrial Technologies, Inc.	819	52,375	2.9
Applied Materials, Inc.	1,092	54,240	3.0
AptarGroup, Inc.	242	22,627	1.2
Armstrong World Industries, Inc.	177	9,912	0.5

	Shares	Value	% of Basket Value
United States (continued)
ASGN, Inc.	188	$15,158	0.8%
Ashland Global Holdings, Inc.	65	4,302	0.2
Aspen Technology, Inc.	24	2,106	0.1
Associated Banc-Corp.	546	14,442	0.8
AT&T, Inc.	1,234	40,352	2.2
Athene Holding Ltd., Class A	911	44,639	2.5
Avery Dennison Corp.	349	36,579	2.0
AVX Corp.	533	7,867	0.4
Bank of Hawaii Corp.	10	842	0.0
Barnes Group, Inc.	31	1,721	0.1
Bed Bath & Beyond, Inc.	1,248	21,790	1.2
Best Buy Co., Inc.	236	18,061	1.0
Big Lots, Inc.	2,068	87,787	4.8
Biogen, Inc.	103	28,181	1.6
Bloomin’ Brands, Inc.	1,779	42,091	2.3
Boeing Co. (The)	70	23,349	1.3
Booz Allen Hamilton Holding Corp.	104	4,122	0.2
BorgWarner, Inc.	67	3,279	0.2
Boston Properties, Inc.	39	4,735	0.3
Brandywine Realty Trust	835	13,452	0.7
Brinker International, Inc.	987	43,023	2.4
Brink’s Co. (The)	82	6,052	0.3
Bristol-Myers Squibb Co.	364	18,975	1.0
Broadridge Financial Solutions, Inc.	98	10,507	0.6
Bruker Corp.	816	24,096	1.3
Brunswick Corp.	77	4,611	0.3
CA, Inc.	203	7,064	0.4
Cabot Corp.	195	10,893	0.6
Cabot Oil & Gas Corp.	1,793	42,871	2.4
CACI International, Inc., Class A	65	9,818	0.5
Cadence Design Systems, Inc.	175	7,011	0.4
Camden Property Trust	33	2,818	0.2
Campbell Soup Co.	126	5,138	0.3
Carnival Corp.	219	13,810	0.8
Carter’s, Inc.	290	29,093	1.6
CBRE Group, Inc., Class A	309	14,001	0.8
CBS Corp. (Non-Voting), Class B	406	19,975	1.1
CDK Global, Inc.	402	26,226	1.4
Celanese Corp.	350	38,035	2.1
Centene Corp.	207	22,476	1.2
CenterPoint Energy, Inc.	54	1,368	0.1
CH Robinson Worldwide, Inc.	144	13,252	0.7
Charles River Laboratories International, Inc.	77	8,023	0.4
Chemed Corp.	52	16,027	0.9
Cimarex Energy Co.	314	31,585	1.7
Cirrus Logic, Inc.	63	2,298	0.1
Cisco Systems, Inc.	1,522	67,409	3.7
CIT Group, Inc.	241	12,761	0.7
Citizens Financial Group, Inc.	347	14,397	0.8
CMS Energy Corp.	658	31,051	1.7
Columbia Property Trust, Inc.	452	9,655	0.5
Comerica, Inc.	152	14,376	0.8
Commerce Bancshares, Inc.	412	26,170	1.4
Community Bank System, Inc.	115	6,469	0.4
Conagra Brands, Inc.	819	30,360	1.7
ConocoPhillips	585	38,318	2.1
Convergys Corp.	319	7,452	0.4
Cooper Cos., Inc. (The)	96	21,956	1.2
Core Laboratories NV	1,225	150,001	8.3
CoreLogic, Inc.	366	18,117	1.0
CoreSite Realty Corp.	30	3,123	0.2
Cracker Barrel Old Country Store, Inc.	385	63,367	3.5

11

Consolidated Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value
United States (continued)
Crane Co.	135	$11,291	0.6%
Credit Acceptance Corp.	7	2,316	0.1
Crown Holdings, Inc.	258	12,859	0.7
Cummins, Inc.	378	60,427	3.3
CVR Energy, Inc.	200	6,900	0.4
Dana, Inc.	1,890	44,850	2.5
Darden Restaurants, Inc.	577	53,580	3.0
Dave & Buster’s Entertainment, Inc.	332	14,107	0.8
DCT Industrial Trust, Inc.	298	19,540	1.1
Deckers Outdoor Corp.	231	21,543	1.2
Delphi Technologies plc	405	19,606	1.1
Delta Air Lines, Inc.	638	33,316	1.8
Deluxe Corp.	80	5,483	0.3
Devon Energy Corp.	403	14,641	0.8
Diamond Offshore Drilling, Inc.	3,133	57,616	3.2
Dick’s Sporting Goods, Inc.	358	11,846	0.7
Dolby Laboratories, Inc., Class A	31	1,854	0.1
Dollar General Corp.	77	7,433	0.4
Domino’s Pizza, Inc.	93	22,481	1.2
Domtar Corp.	1,197	52,548	2.9
Donaldson Co., Inc.	421	18,633	1.0
Douglas Emmett, Inc.	237	8,833	0.5
Dover Corp.	56	5,191	0.3
Dun & Bradstreet Corp. (The)	167	19,257	1.1
E*TRADE Financial Corp.	150	9,102	0.5
East West Bancorp, Inc.	10	666	0.0
EastGroup Properties, Inc.	183	16,430	0.9
Eastman Chemical Co.	188	19,191	1.1
Eaton Vance Corp.	516	28,065	1.5
eBay, Inc.	565	21,402	1.2
EchoStar Corp., Class A	13	683	0.0
Edison International	23	1,507	0.1
Edwards Lifesciences Corp.	291	37,062	2.0
Electronic Arts, Inc.	20	2,360	0.1
Eli Lilly & Co.	330	26,753	1.5
EMCOR Group, Inc.	1,167	85,880	4.7
Encompass Health Corp.	1,587	96,521	5.3
Energizer Holdings, Inc.	120	6,883	0.4
Entegris, Inc.	18	580	0.0
Entergy Corp.	288	23,498	1.3
EOG Resources, Inc.	396	46,795	2.6
Equity Commonwealth	1,566	48,530	2.7
Equity LifeStyle Properties, Inc.	177	15,781	0.9
Equity Residential	89	5,492	0.3
Essex Property Trust, Inc.	66	15,820	0.9
Estee Lauder Cos., Inc. (The), Class A	243	35,986	2.0
Euronet Worldwide, Inc.	410	32,025	1.8
Evercore, Inc., Class A	90	9,113	0.5
Everest Re Group Ltd.	52	12,099	0.7
Expeditors International of Washington, Inc.	622	39,721	2.2
Extra Space Storage, Inc.	42	3,763	0.2
Exxon Mobil Corp.	1,131	87,935	4.9
F5 Networks, Inc.	251	40,936	2.3
FactSet Research Systems, Inc.	50	9,456	0.5
Fair Isaac Corp.	162	28,055	1.5
Federal Realty Investment Trust	119	13,786	0.8
Federated Investors, Inc., Class B	2,285	60,484	3.3
Fifth Third Bancorp	143	4,743	0.3
First Data Corp., Class A	1,662	30,082	1.7
First Industrial Realty Trust, Inc.	1,127	35,061	1.9
FirstEnergy Corp.	607	20,881	1.2
Fiserv, Inc.	241	17,077	0.9

	Shares	Value	% of Basket Value
United States (continued)
Flowers Foods, Inc.	137	$3,098	0.2%
Fortinet, Inc.	349	19,321	1.1
Fortive Corp.	269	18,913	1.0
Freeport-McMoRan, Inc.	514	7,818	0.4
Fresh Del Monte Produce, Inc.	306	15,040	0.8
Gap, Inc. (The)	1,131	33,070	1.8
General Mills, Inc.	19	831	0.0
General Motors Co.	27	992	0.1
Gilead Sciences, Inc.	982	70,930	3.9
Glacier Bancorp, Inc.	51	1,889	0.1
Graco, Inc.	336	14,781	0.8
Graham Holdings Co., Class B	117	70,557	3.9
Graphic Packaging Holding Co.	1,251	17,889	1.0
Groupon, Inc.	578	2,682	0.1
H&R Block, Inc.	1,423	39,346	2.2
Haemonetics Corp.	151	11,784	0.7
Halliburton Co.	362	19,182	1.1
Hanover Insurance Group, Inc. (The)	171	19,639	1.1
Hartford Financial Services Group, Inc. (The)	196	10,553	0.6
Hasbro, Inc.	79	6,959	0.4
HCA Healthcare, Inc.	26	2,489	0.1
HD Supply Holdings, Inc.	280	10,839	0.6
Helen of Troy Ltd.	235	20,950	1.2
Herman Miller, Inc.	106	3,254	0.2
Hershey Co. (The)	30	2,758	0.2
Hewlett Packard Enterprise Co.	153	2,609	0.1
Highwoods Properties, Inc.	459	20,205	1.1
Hillenbrand, Inc.	157	7,277	0.4
HollyFrontier Corp.	197	11,956	0.7
Home Depot, Inc. (The)	136	25,133	1.4
Host Hotels & Resorts, Inc.	176	3,443	0.2
HP, Inc.	129	2,772	0.2
Hubbell, Inc.	98	10,178	0.6
Humana, Inc.	67	19,710	1.1
Huntington Ingalls Industries, Inc.	59	14,349	0.8
Huntsman Corp.	929	27,656	1.5
IAC/InterActiveCorp	54	8,756	0.5
IDACORP, Inc.	200	18,600	1.0
IDEXX Laboratories, Inc.	77	14,976	0.8
Intel Corp.	33	1,703	0.1
Interpublic Group of Cos., Inc. (The)	1,074	25,336	1.4
Invesco Ltd.	205	5,939	0.3
Invesco Mortgage Capital, Inc.	1,647	26,731	1.5
Investors Bancorp, Inc.	900	12,033	0.7
ITT, Inc.	285	13,934	0.8
Jabil, Inc.	673	17,902	1.0
Jack Henry & Associates, Inc.	152	18,161	1.0
Jack in the Box, Inc.	65	5,831	0.3
JBG SMITH Properties	308	11,356	0.6
John Wiley & Sons, Inc., Class A	71	4,682	0.3
Johnson & Johnson	382	48,319	2.7
Jones Lang LaSalle, Inc.	57	9,662	0.5
JPMorgan Chase & Co.	422	45,905	2.5
Juniper Networks, Inc.	802	19,721	1.1
KBR, Inc.	105	1,752	0.1
Kellogg Co.	302	17,788	1.0
Kimberly-Clark Corp.	57	5,902	0.3
Kroger Co. (The)	42	1,058	0.1
Kronos Worldwide, Inc.	466	10,737	0.6
L3 Technologies, Inc.	84	16,454	0.9
Laboratory Corp. of America Holdings	133	22,710	1.3
Lam Research Corp.	135	24,983	1.4

12

Consolidated Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value
United States (continued)
Lamb Weston Holdings, Inc.	58	$3,789	0.2%
Landstar System, Inc.	263	26,734	1.5
Lear Corp.	419	78,340	4.3
Legg Mason, Inc.	552	21,914	1.2
Leggett & Platt, Inc.	119	4,825	0.3
Lennox International, Inc.	218	42,155	2.3
Liberty Property Trust	881	36,843	2.0
LifePoint Health, Inc.	35	1,677	0.1
Ligand Pharmaceuticals, Inc.	39	6,039	0.3
Lincoln National Corp.	356	25,148	1.4
Louisiana-Pacific Corp.	330	9,349	0.5
Lowe’s Cos., Inc.	47	3,874	0.2
LPL Financial Holdings, Inc.	61	3,695	0.2
LyondellBasell Industries NV, Class A	1,357	143,476	7.9
Macy’s, Inc.	1,252	38,900	2.1
Magellan Health, Inc.	56	4,696	0.3
Manhattan Associates, Inc.	228	9,818	0.5
ManpowerGroup, Inc.	411	39,341	2.2
Marathon Oil Corp.	665	12,136	0.7
Marathon Petroleum Corp.	548	41,051	2.3
Masco Corp.	135	5,112	0.3
Masimo Corp.	76	6,819	0.4
Maxim Integrated Products, Inc.	48	2,616	0.1
McDonald’s Corp.	15	2,512	0.1
McKesson Corp.	184	28,743	1.6
MDC Holdings, Inc.	19	551	0.0
Mettler-Toledo International, Inc.	64	35,836	2.0
MFA Financial, Inc.	1,313	9,874	0.5
MGIC Investment Corp.	3,195	32,014	1.8
Micron Technology, Inc.	727	33,427	1.8
MKS Instruments, Inc.	116	11,878	0.7
Molina Healthcare, Inc.	417	34,715	1.9
Moody’s Corp.	21	3,406	0.2
Moog, Inc., Class A	7	574	0.0
Morningstar, Inc.	33	3,583	0.2
MSA Safety, Inc.	392	34,041	1.9
MSCI, Inc.	398	59,632	3.3
Murphy Oil Corp.	638	19,210	1.1
Murphy USA, Inc.	40	2,503	0.1
National Beverage Corp.	272	24,034	1.3
National Fuel Gas Co.	161	8,267	0.5
National Health Investors, Inc.	375	25,601	1.4
National Retail Properties, Inc.	55	2,092	0.1
NCR Corp.	272	8,369	0.5
NetApp, Inc.	118	7,856	0.4
New York Times Co. (The), Class A	315	7,387	0.4
Newfield Exploration Co.	47	1,401	0.1
Newmont Mining Corp.	1,550	60,900	3.4
NiSource, Inc.	739	18,024	1.0
Nordstrom, Inc.	624	31,549	1.7
Northern Trust Corp.	98	10,462	0.6
Northrop Grumman Corp.	30	9,661	0.5
Nu Skin Enterprises, Inc., Class A	73	5,194	0.3
NVR, Inc.	1	3,100	0.2
Occidental Petroleum Corp.	958	74,015	4.1
Old Dominion Freight Line, Inc.	176	23,559	1.3
Ollie’s Bargain Outlet Holdings, Inc.	122	7,588	0.4
Omnicom Group, Inc.	284	20,919	1.2
ON Semiconductor Corp.	498	10,996	0.6
ONE Gas, Inc.	40	2,789	0.2
Oshkosh Corp.	43	3,103	0.2
Owens Corning	294	19,254	1.1

	Shares	Value	% of Basket Value
United States (continued)
Owens-Illinois, Inc.	1,930	$39,237	2.2%
Packaging Corp. of America	88	10,181	0.6
Paramount Group, Inc.	568	8,151	0.5
Park Hotels & Resorts, Inc.	906	26,075	1.4
Parker-Hannifin Corp.	55	9,054	0.5
PBF Energy, Inc., Class A	315	12,074	0.7
People’s United Financial, Inc.	1,268	23,192	1.3
PepsiCo, Inc.	717	72,374	4.0
Performance Food Group Co.	292	9,475	0.5
PerkinElmer, Inc.	51	3,741	0.2
Pfizer, Inc.	252	9,226	0.5
Phillips 66	265	29,497	1.6
Piedmont Office Realty Trust, Inc., Class A	1,797	32,202	1.8
Pinnacle West Capital Corp.	655	52,728	2.9
Pitney Bowes, Inc.	1,393	14,236	0.8
Plantronics, Inc.	191	12,444	0.7
PNM Resources, Inc.	438	17,367	1.0
Polaris Industries, Inc.	154	16,142	0.9
Portland General Electric Co.	86	3,653	0.2
PotlatchDeltic Corp.	130	6,741	0.4
PRA Health Sciences, Inc.	190	15,612	0.9
Praxair, Inc.	53	8,084	0.4
Principal Financial Group, Inc.	75	4,442	0.2
Prologis, Inc.	86	5,582	0.3
Prudential Financial, Inc.	159	16,905	0.9
PS Business Parks, Inc.	85	9,799	0.5
Public Service Enterprise Group, Inc.	408	21,277	1.2
PulteGroup, Inc.	692	21,009	1.2
PVH Corp.	43	6,866	0.4
Quest Diagnostics, Inc.	480	48,576	2.7
Radian Group, Inc.	423	6,049	0.3
Ralph Lauren Corp.	109	11,974	0.7
Raymond James Financial, Inc.	291	26,117	1.4
Raytheon Co.	73	14,961	0.8
Red Hat, Inc.	17	2,772	0.2
Regions Financial Corp.	607	11,351	0.6
Reliance Steel & Aluminum Co.	411	36,135	2.0
Rockwell Automation, Inc.	382	62,850	3.5
Ross Stores, Inc.	213	17,221	1.0
RPC, Inc.	217	3,908	0.2
RPM International, Inc.	439	21,204	1.2
Ryder System, Inc.	26	1,753	0.1
Ryman Hospitality Properties, Inc.	313	24,533	1.4
S&P Global, Inc.	105	19,803	1.1
Sally Beauty Holdings, Inc.	398	6,881	0.4
Sanderson Farms, Inc.	50	5,558	0.3
SBA Communications Corp.	43	6,890	0.4
Seagate Technology plc	171	9,899	0.5
Selective Insurance Group, Inc.	299	17,701	1.0
Sensient Technologies Corp.	179	11,930	0.7
Silgan Holdings, Inc.	186	5,221	0.3
Simon Property Group, Inc.	147	22,982	1.3
Six Flags Entertainment Corp.	11	696	0.0
Skechers U.S.A., Inc., Class A	228	6,498	0.4
Snap-on, Inc.	33	4,793	0.3
Sonoco Products Co.	660	33,898	1.9
Southwest Airlines Co.	22	1,162	0.1
Southwest Gas Holdings, Inc.	69	5,036	0.3
Spirit AeroSystems Holdings, Inc., Class A	506	40,667	2.2
Stanley Black & Decker, Inc.	10	1,416	0.1
State Street Corp.	160	15,965	0.9
Steel Dynamics, Inc.	183	8,200	0.5
SunTrust Banks, Inc.	181	12,091	0.7

13

Consolidated Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value
United States (continued)
Synovus Financial Corp.	203	$10,611	0.6%
Syntel, Inc.	338	9,761	0.5
Sysco Corp.	149	9,318	0.5
T Rowe Price Group, Inc.	470	53,495	3.0
Take-Two Interactive Software, Inc.	82	8,176	0.5
Target Corp.	509	36,953	2.0
TCF Financial Corp.	455	11,298	0.6
TD Ameritrade Holding Corp.	30	1,743	0.1
TE Connectivity Ltd.	213	19,543	1.1
Tech Data Corp.	226	17,233	1.0
Tenet Healthcare Corp.	182	4,357	0.2
Tenneco, Inc.	557	24,892	1.4
Teradata Corp.	42	1,719	0.1
Teradyne, Inc.	168	5,468	0.3
Tetra Tech, Inc.	60	2,904	0.2
Texas Roadhouse, Inc.	28	1,794	0.1
Thor Industries, Inc.	10	1,061	0.1
Timken Co. (The)	236	10,089	0.6
TJX Cos., Inc. (The)	367	31,140	1.7
Torchmark Corp.	129	11,189	0.6
Toro Co. (The)	1,445	84,374	4.7
Transocean Ltd.	2,041	25,247	1.4
Trex Co., Inc.	42	4,363	0.2
TTEC Holdings, Inc.	187	5,984	0.3
Tupperware Brands Corp.	776	34,579	1.9
UDR, Inc.	603	21,798	1.2
United Continental Holdings, Inc.	122	8,240	0.5
United Parcel Service, Inc., Class B	35	3,973	0.2
United States Cellular Corp.	60	2,374	0.1
United Therapeutics Corp.	216	23,784	1.3
Unum Group	166	8,031	0.4
US Bancorp	140	7,063	0.4
US Foods Holding Corp.	387	13,228	0.7
Valero Energy Corp.	52	5,768	0.3
Varian Medical Systems, Inc.	65	7,513	0.4
Vector Group Ltd.	48	936	0.1
VeriSign, Inc.	515	60,471	3.3
Versum Materials, Inc.	143	5,031	0.3
Vertex Pharmaceuticals, Inc.	60	9,190	0.5
Vishay Intertechnology, Inc.	3,613	63,769	3.5
Visteon Corp.	48	5,973	0.3
VMware, Inc., Class A	253	33,715	1.9
WABCO Holdings, Inc.	50	6,450	0.4
Walgreens Boots Alliance, Inc.	40	2,658	0.1
Walmart, Inc.	80	7,077	0.4
Washington Federal, Inc.	1,758	55,817	3.1
Washington REIT	665	19,099	1.1
Waste Management, Inc.	295	23,981	1.3
Waters Corp.	42	7,913	0.4
Weingarten Realty Investors	936	25,712	1.4
WellCare Health Plans, Inc.	152	31,184	1.7
Werner Enterprises, Inc.	841	28,846	1.6
Western Alliance Bancorp	87	5,131	0.3
Western Digital Corp.	192	15,128	0.8
Williams-Sonoma, Inc.	143	6,835	0.4
Wintrust Financial Corp.	25	2,236	0.1
Worthington Industries, Inc.	686	30,548	1.7
WP Carey, Inc.	25	1,596	0.1
WW Grainger, Inc.	66	18,569	1.0
Wyndham Worldwide Corp.	139	15,875	0.9
Xerox Corp.	478	15,033	0.8
YUM! BRANDS, Inc.	14	1,219	0.1

		8,119,641

Total Reference Entity — Long		21,293,389

	Shares	Value	% of Basket Value
Reference Entity — Short

Austria
ANDRITZ AG	(318)	$(17,093)	(0.9)%
IMMOFINANZ AG	(20,091)	(52,598)	(2.9)
UNIQA Insurance Group AG	(1,026)	(12,286)	(0.7)
Vienna Insurance Group AG Wiener Versicherung Gruppe	(153)	(4,973)	(0.3)
Wienerberger AG	(717)	(18,067)	(1.0)

		(105,017)
Belgium
Anheuser-Busch InBev SA/NV	(1,261)	(125,260)	(6.9)
Bekaert SA	(339)	(14,240)	(0.8)
Groupe Bruxelles Lambert SA	(211)	(24,119)	(1.3)
Melexis NV	(82)	(7,803)	(0.4)
Ontex Group NV	(3,241)	(83,075)	(4.6)
Umicore SA	(768)	(42,715)	(2.4)

		(297,212)
Bermuda
Aspen Insurance Holdings Ltd.	(259)	(10,995)	(0.6)

Chile
Antofagasta plc	(1,646)	(21,992)	(1.2)

China
Beijing Enterprises Water Group Ltd.	(138,000)	(80,120)	(4.4)
BOC Hong Kong Holdings Ltd.	(2,500)	(12,924)	(0.7)
Brilliance China Automotive Holdings Ltd.	(20,000)	(35,610)	(2.0)
China Cinda Asset Management Co. Ltd., H Shares	(60,000)	(21,414)	(1.2)
China Everbright International Ltd.	(77,000)	(108,004)	(6.0)
China Galaxy Securities Co. Ltd., H Shares	(47,500)	(31,200)	(1.7)
China Huarong Asset Management Co. Ltd., H Shares	(12,000)	(4,133)	(0.2)
China Life Insurance Co. Ltd., H Shares	(14,000)	(39,703)	(2.2)
China Longyuan Power Group Corp. Ltd., H Shares	(33,000)	(32,413)	(1.8)
China Mengniu Dairy Co. Ltd.	(6,000)	(19,343)	(1.1)
China Merchants Port Holdings Co. Ltd.	(26,580)	(59,389)	(3.3)
China Pacific Insurance Group Co. Ltd., H Shares	(4,000)	(17,651)	(1.0)
China Petroleum & Chemical Corp., H Shares	(10,000)	(9,739)	(0.5)
China Resources Gas Group Ltd.	(10,000)	(36,776)	(2.0)
China Resources Land Ltd.	(2,000)	(7,511)	(0.4)
China State Construction International Holdings Ltd.	(36,000)	(46,820)	(2.6)
China Taiping Insurance Holdings Co. Ltd.	(16,200)	(54,176)	(3.0)
China Unicom Hong Kong Ltd.	(30,000)	(42,421)	(2.3)
CITIC Securities Co. Ltd., H Shares	(27,000)	(65,819)	(3.6)
CRRC Corp. Ltd., H Shares	(36,000)	(31,820)	(1.8)
Far East Horizon Ltd.	(6,000)	(5,954)	(0.3)
Great Wall Motor Co. Ltd., H Shares	(2,000)	(2,074)	(0.1)
Haitong Securities Co. Ltd., H Shares	(32,800)	(44,785)	(2.5)
Huaneng Power International, Inc., H Shares	(24,000)	(15,862)	(0.9)
Huatai Securities Co. Ltd., H Shares	(8,000)	(16,205)	(0.9)
Kunlun Energy Co. Ltd.	(8,000)	(6,850)	(0.4)
Minth Group Ltd.	(2,000)	(9,496)	(0.5)
New China Life Insurance Co. Ltd., H Shares	(2,300)	(10,724)	(0.6)
PICC Property & Casualty Co. Ltd., H Shares	(16,000)	(28,643)	(1.6)
Semiconductor Manufacturing International Corp.	(24,000)	(30,866)	(1.7)
SINA Corp.	(102)	(9,745)	(0.5)
Sino-Ocean Group Holding Ltd.	(34,500)	(23,955)	(1.3)
Sinopharm Group Co. Ltd., H Shares	(800)	(3,374)	(0.2)
SOHO China Ltd.	(83,500)	(42,876)	(2.4)
Sunac China Holdings Ltd.	(9,000)	(38,230)	(2.1)
Zhuzhou CRRC Times Electric Co. Ltd., H Shares	(15,500)	(82,179)	(4.5)

		(1,128,804)

14

Consolidated Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value
Denmark
Ambu A/S, Class B	(285)	$(6,609)	(0.4	) %
AP Moller — Maersk A/S, Class B	(5)	(8,010)	(0.4)
Chr Hansen Holding A/S	(693)	(62,820)	(3.5)
DSV A/S	(68)	(5,385)	(0.3)
FLSmidth & Co. A/S	(91)	(5,621)	(0.3)
ISS A/S	(646)	(22,529)	(1.2)
Novozymes A/S, Class B	(681)	(32,016)	(1.8)

		(142,990)
Finland
Cargotec OYJ, Class B	(632)	(32,189)	(1.8)
Fortum OYJ	(4,784)	(110,045)	(6.1)
Huhtamaki OYJ	(369)	(15,009)	(0.8)
Kesko OYJ, Class B	(742)	(43,570)	(2.4)
Metso OYJ	(769)	(27,331)	(1.5)
Nokia OYJ	(5,554)	(33,325)	(1.8)
Nokian Renkaat OYJ	(1,353)	(54,136)	(3.0)

		(315,605)
France
Accor SA	(788)	(44,539)	(2.5)
Aeroports de Paris	(193)	(42,484)	(2.3)
Air Liquide SA	(661)	(85,914)	(4.7)
Airbus SE	(568)	(66,674)	(3.7)
ALD SA	(3,289)	(55,522)	(3.1)
Alstom SA	(804)	(36,605)	(2.0)
Bollore SA	(10,022)	(49,811)	(2.8)
Bureau Veritas SA	(2,067)	(54,048)	(3.0)
Carrefour SA	(810)	(16,619)	(0.9)
Credit Agricole SA	(747)	(12,301)	(0.7)
Danone SA	(660)	(53,464)	(3.0)
Electricite de France SA	(921)	(12,925)	(0.7)
Elior Group SA	(2,213)	(45,187)	(2.5)
Elis SA	(1,216)	(29,082)	(1.6)
Essilor International Cie Generale d’Optique SA	(98)	(13,386)	(0.7)
Eutelsat Communications SA	(295)	(6,389)	(0.4)
Fnac Darty SA	(331)	(35,515)	(2.0)
Hermes International	(97)	(62,724)	(3.5)
Iliad SA	(680)	(136,206)	(7.5)
Ingenico Group SA	(583)	(50,997)	(2.8)
Klepierre SA	(317)	(12,974)	(0.7)
Legrand SA	(34)	(2,646)	(0.1)
LVMH Moet Hennessy Louis Vuitton SE	(34)	(11,832)	(0.7)
Nexans SA	(387)	(20,415)	(1.1)
Orpea	(519)	(66,508)	(3.7)
Publicis Groupe SA	(280)	(20,938)	(1.2)
Remy Cointreau SA	(74)	(10,195)	(0.6)
Renault SA	(119)	(12,897)	(0.7)
Rexel SA	(102)	(1,581)	(0.1)
Rubis SCA	(412)	(32,056)	(1.8)
Sartorius Stedim Biotech	(170)	(15,847)	(0.9)
Societe Generale SA	(203)	(11,110)	(0.6)
Sodexo SA	(216)	(21,390)	(1.2)
SPIE SA	(699)	(15,816)	(0.9)
Suez	(714)	(10,297)	(0.6)
Vallourec SA	(32,206)	(194,500)	(10.7)
Vicat SA	(26)	(1,916)	(0.1)
Vivendi SA	(331)	(8,729)	(0.5)
Wendel SA	(177)	(26,733)	(1.5)

		(1,408,772)
Germany
1&1 Drillisch AG	(1,664)	(120,312)	(6.6)
Bayerische Motoren Werke AG	(157)	(17,456)	(1.0)

	Shares	Value	% of Basket Value
Germany (continued)
Brenntag AG	(730)	$(41,809)	(2.3	) %
Commerzbank AG	(649)	(8,361)	(0.5)
CTS Eventim AG & Co. KGaA	(299)	(13,983)	(0.8)
Deutsche Bank AG (Registered)	(5,540)	(75,739)	(4.2)
Deutsche Boerse AG	(370)	(49,761)	(2.7)
Deutsche Wohnen SE	(1,239)	(58,474)	(3.2)
DMG Mori AG	(424)	(24,426)	(1.3)
E.ON SE	(6,832)	(74,809)	(4.1)
Evotec AG	(855)	(13,798)	(0.8)
Fraport AG Frankfurt Airport Services Worldwide	(257)	(24,871)	(1.4)
Grand City Properties SA	(319)	(7,685)	(0.4)
GRENKE AG	(58)	(6,838)	(0.4)
Hapag-Lloyd AG	(175)	(7,491)	(0.4)
HeidelbergCement AG	(329)	(32,172)	(1.8)
HUGO BOSS AG	(97)	(9,093)	(0.5)
Infineon Technologies AG	(849)	(21,739)	(1.2)
KION Group AG	(717)	(59,765)	(3.3)
LANXESS AG	(102)	(7,556)	(0.4)
Linde AG	(96)	(21,267)	(1.2)
MAN SE	(12)	(1,383)	(0.1)
Porsche Automobil Holding SE (Preference)	(713)	(60,583)	(3.3)
Rational AG	(11)	(6,880)	(0.4)
RWE AG	(2,593)	(61,977)	(3.4)
Scout24 AG	(103)	(5,323)	(0.3)
Siemens AG (Registered)	(199)	(25,272)	(1.4)
Symrise AG	(1,176)	(95,058)	(5.2)
Telefonica Deutschland Holding AG	(7,665)	(36,581)	(2.0)
thyssenkrupp AG	(2,619)	(68,122)	(3.8)
United Internet AG (Registered)	(199)	(12,863)	(0.7)
Volkswagen AG (Preference)	(33)	(6,806)	(0.4)

		(1,078,253)
Hong Kong
ASM Pacific Technology Ltd.	(400)	(5,481)	(0.3)
China Gas Holdings Ltd.	(8,400)	(29,767)	(1.6)
CK Infrastructure Holdings Ltd.	(6,500)	(51,301)	(2.8)
Dah Sing Financial Holdings Ltd.	(1,600)	(10,684)	(0.6)
GCL-Poly Energy Holdings Ltd.	(85,000)	(10,514)	(0.6)
Hang Lung Group Ltd.	(2,000)	(6,041)	(0.3)
Hang Lung Properties Ltd.	(7,000)	(16,566)	(0.9)
HKT Trust & HKT Ltd.	(14,000)	(18,420)	(1.0)
Li & Fung Ltd.	(24,000)	(12,070)	(0.7)
Luk Fook Holdings International Ltd.	(3,000)	(12,539)	(0.7)
Man Wah Holdings Ltd.	(28,000)	(20,708)	(1.1)
New World Development Co. Ltd.	(48,098)	(70,537)	(3.9)
Shangri-La Asia Ltd.	(6,000)	(11,677)	(0.6)
Swire Pacific Ltd., Class A	(6,500)	(64,229)	(3.5)
Swire Properties Ltd.	(4,400)	(15,618)	(0.9)
Wharf Holdings Ltd. (The)	(4,000)	(13,307)	(0.7)
Wharf Real Estate Investment Co. Ltd.	(3,000)	(22,493)	(1.2)
Wheelock & Co. Ltd.	(3,000)	(22,258)	(1.2)

		(414,210)
Ireland
COSMO Pharmaceuticals NV	(198)	(28,880)	(1.6)

Italy
Banca Popolare di Sondrio SCPA	(3,599)	(17,003)	(0.9)
Banco BPM SpA	(6,610)	(23,977)	(1.3)
BPER Banca	(2,651)	(15,303)	(0.8)
Davide Campari-Milano SpA	(3,193)	(23,919)	(1.3)
DiaSorin SpA	(492)	(46,359)	(2.6)
Leonardo SpA	(1,483)	(17,135)	(0.9)
Luxottica Group SpA	(636)	(39,677)	(2.2)

15

Consolidated Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value
Italy (continued)
Poste Italiane SpA	(891)	$(8,699)	(0.5	) %
UniCredit SpA	(1,887)	(40,910)	(2.3)
Unione di Banche Italiane SpA	(259)	(1,334)	(0.1)
Unipol Gruppo SpA	(4,783)	(25,618)	(1.4)

		(259,934)
Japan
Aeon Co. Ltd.	(800)	(15,986)	(0.9)
AEON Financial Service Co. Ltd.	(1,900)	(44,506)	(2.5)
Aiful Corp.	(2,323)	(7,855)	(0.4)
Ain Holdings, Inc.	(300)	(19,981)	(1.1)
Bank of Kyoto Ltd. (The)	(400)	(24,046)	(1.3)
Chiba Bank Ltd. (The)	(1,000)	(8,068)	(0.4)
Concordia Financial Group Ltd.	(400)	(2,326)	(0.1)
Cosmos Pharmaceutical Corp.	(100)	(22,487)	(1.2)
Daifuku Co. Ltd.	(500)	(26,729)	(1.5)
Dai-ichi Life Holdings, Inc.	(400)	(7,941)	(0.4)
Daikin Industries Ltd.	(100)	(11,682)	(0.6)
DeNA Co. Ltd.	(300)	(5,718)	(0.3)
Fuji Oil Holdings, Inc.	(1,000)	(32,057)	(1.8)
Fukuyama Transporting Co. Ltd.	(100)	(4,173)	(0.2)
Harmonic Drive Systems, Inc.	(800)	(38,095)	(2.1)
Hitachi Metals Ltd.	(100)	(1,143)	(0.1)
Hitachi Transport System Ltd.	(300)	(8,034)	(0.4)
Hokuhoku Financial Group, Inc.	(100)	(1,479)	(0.1)
Ibiden Co. Ltd.	(100)	(1,651)	(0.1)
Isetan Mitsukoshi Holdings Ltd.	(300)	(3,338)	(0.2)
Itoham Yonekyu Holdings, Inc.	(1,600)	(14,531)	(0.8)
Japan Post Holdings Co. Ltd.	(300)	(3,645)	(0.2)
Kansai Paint Co. Ltd.	(1,100)	(24,717)	(1.4)
Kawasaki Kisen Kaisha Ltd.	(300)	(6,938)	(0.4)
Keihan Holdings Co. Ltd.	(600)	(19,373)	(1.1)
Kintetsu Group Holdings Co. Ltd.	(100)	(4,063)	(0.2)
Kobe Steel Ltd.	(900)	(9,258)	(0.5)
Kyushu Financial Group, Inc.	(3,000)	(14,715)	(0.8)
LINE Corp.	(1,900)	(68,712)	(3.8)
M3, Inc.	(2,500)	(94,215)	(5.2)
Mazda Motor Corp.	(1,300)	(18,075)	(1.0)
Mebuki Financial Group, Inc.	(8,100)	(31,440)	(1.7)
MINEBEA MITSUMI, Inc.	(1,300)	(26,001)	(1.4)
Mitsubishi Heavy Industries Ltd.	(1,200)	(47,438)	(2.6)
Mitsubishi Motors Corp.	(5,600)	(41,674)	(2.3)
Mitsubishi UFJ Financial Group, Inc.	(2,200)	(14,743)	(0.8)
Mitsubishi UFJ Lease & Finance Co. Ltd.	(600)	(3,814)	(0.2)
Mizuho Financial Group, Inc.	(28,000)	(50,659)	(2.8)
MonotaRO Co. Ltd.	(2,000)	(69,712)	(3.8)
Nexon Co. Ltd.	(1,000)	(14,551)	(0.8)
NGK Spark Plug Co. Ltd.	(200)	(5,129)	(0.3)
Nippon Yusen KK	(200)	(4,254)	(0.2)
Nipro Corp.	(200)	(2,879)	(0.2)
Nishi-Nippon Railroad Co. Ltd.	(200)	(5,554)	(0.3)
Nissan Shatai Co. Ltd.	(1,400)	(14,990)	(0.8)
Nitto Denko Corp.	(100)	(7,434)	(0.4)
NOK Corp.	(300)	(6,135)	(0.3)
Odakyu Electric Railway Co. Ltd.	(400)	(8,609)	(0.5)
Ono Pharmaceutical Co. Ltd.	(1,000)	(23,115)	(1.3)
Orient Corp.	(400)	(618)	(0.0)
Otsuka Holdings Co. Ltd.	(100)	(5,228)	(0.3)
Rakuten, Inc.	(7,300)	(51,878)	(2.9)
Renesas Electronics Corp.	(6,200)	(64,676)	(3.6)
Resona Holdings, Inc.	(400)	(2,273)	(0.1)
Resorttrust, Inc.	(2,400)	(49,696)	(2.7)
Ricoh Co. Ltd.	(300)	(2,931)	(0.2)

	Shares	Value	% of Basket Value
Japan (continued)
Sekisui House Ltd.	(800)	$(14,663)	(0.8	) %
Shimano, Inc.	(200)	(26,594)	(1.5)
Shin-Etsu Chemical Co. Ltd.	(200)	(20,070)	(1.1)
SKY Perfect JSAT Holdings, Inc.	(1,000)	(4,557)	(0.3)
Sony Financial Holdings, Inc.	(100)	(1,824)	(0.1)
Stanley Electric Co. Ltd.	(300)	(10,842)	(0.6)
Start Today Co. Ltd.	(300)	(8,662)	(0.5)
SUMCO Corp.	(1,800)	(43,964)	(2.4)
Sumitomo Electric Industries Ltd.	(500)	(7,655)	(0.4)
Sumitomo Forestry Co. Ltd.	(200)	(3,314)	(0.2)
Sumitomo Mitsui Financial Group, Inc.	(100)	(4,168)	(0.2)
Sumitomo Mitsui Trust Holdings, Inc.	(300)	(12,722)	(0.7)
Taiheiyo Cement Corp.	(200)	(7,552)	(0.4)
Takara Holdings, Inc.	(3,600)	(43,427)	(2.4)
Tobu Railway Co. Ltd.	(400)	(12,737)	(0.7)
Tokyo Century Corp.	(200)	(12,451)	(0.7)
Tokyu Corp.	(100)	(1,679)	(0.1)
Toshiba Corp.	(12,000)	(32,161)	(1.8)
Toyo Tire & Rubber Co. Ltd.	(100)	(1,702)	(0.1)
Toyota Industries Corp.	(300)	(17,691)	(1.0)
Tsumura & Co.	(100)	(3,627)	(0.2)
USS Co. Ltd.	(800)	(16,800)	(0.9)
Wacoal Holdings Corp.	(100)	(3,028)	(0.2)
Yakult Honsha Co. Ltd.	(200)	(14,248)	(0.8)
Yamada Denki Co. Ltd.	(200)	(1,046)	(0.1)
Yaskawa Electric Corp.	(700)	(28,418)	(1.6)

		(1,476,570)
Jersey
Randgold Resources Ltd.	(261)	(21,163)	(1.2)

Jordan
Hikma Pharmaceuticals plc	(2,280)	(40,202)	(2.2)

Luxembourg
Eurofins Scientific SE	(11)	(5,933)	(0.3)
Tenaris SA	(1,650)	(30,923)	(1.7)

		(36,856)
Macau
MGM China Holdings Ltd.	(25,200)	(69,108)	(3.8)

Mexico
Fresnillo plc	(4,276)	(75,052)	(4.1)

Netherlands
Akzo Nobel NV	(163)	(14,761)	(0.8)
Altice NV, Class A	(2,241)	(21,449)	(1.2)
Boskalis Westminster	(193)	(5,717)	(0.3)
Heineken NV	(439)	(46,216)	(2.6)
IMCD NV	(365)	(22,460)	(1.2)
OCI NV	(1,983)	(47,060)	(2.6)
Royal Dutch Shell plc, Class B	(1,412)	(50,407)	(2.8)
TomTom NV	(5,712)	(56,363)	(3.1)

		(264,433)
Norway
Aker ASA, Class A	(31)	(1,937)	(0.1)
Aker BP ASA	(184)	(6,035)	(0.3)
Gjensidige Forsikring ASA	(1,113)	(17,617)	(1.0)
Schibsted ASA, Class B	(880)	(23,676)	(1.3)
Yara International ASA	(2,945)	(124,216)	(6.9)

		(173,481)
Portugal
Galp Energia SGPS SA	(1,835)	(35,219)	(1.9)
NOS SGPS SA	(14,470)	(86,012)	(4.7)

		(121,231)

16

Consolidated Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value
Singapore
CapitaLand Ltd.	(7,800)	$(21,995)	(1.2	) %
City Developments Ltd.	(1,400)	(13,304)	(0.7)
DBS Group Holdings Ltd.	(812)	(18,735)	(1.0)
Singapore Telecommunications Ltd.	(16,900)	(44,702)	(2.5)
Wilmar International Ltd.	(13,000)	(31,804)	(1.8)

		(130,540)
South Africa
Investec plc	(2,434)	(19,255)	(1.1)
Mediclinic International plc	(2,280)	(20,980)	(1.2)

		(40,235)
South Korea
CJ Logistics Corp.	(269)	(39,219)	(2.2)
Dongsuh Cos., Inc.	(552)	(14,196)	(0.8)
GS Retail Co. Ltd.	(460)	(15,980)	(0.9)
Hanssem Co. Ltd.	(93)	(10,118)	(0.6)
Hyundai Heavy Industries Co. Ltd.	(35)	(3,875)	(0.2)
Lotte Shopping Co. Ltd.	(70)	(16,689)	(0.9)
Mirae Asset Daewoo Co. Ltd.	(2,889)	(26,158)	(1.4)
Samsung Biologics Co. Ltd.	(3)	(1,363)	(0.1)
Samsung Heavy Industries Co. Ltd.	(1,963)	(13,419)	(0.7)

		(141,017)
Spain
Acerinox SA	(1,679)	(23,579)	(1.3)
Almirall SA	(4,947)	(61,492)	(3.4)
Banco de Sabadell SA	(8,107)	(15,865)	(0.9)
Banco Santander SA	(5,116)	(33,054)	(1.8)
CaixaBank SA	(2,441)	(11,870)	(0.7)
Cellnex Telecom SA	(2,359)	(63,267)	(3.5)
Cia de Distribucion Integral Logista Holdings SA	(54)	(1,214)	(0.1)
Ferrovial SA	(2,244)	(47,930)	(2.6)
Gas Natural SDG SA	(1,589)	(40,055)	(2.2)
Industria de Diseno Textil SA	(891)	(27,619)	(1.5)
Melia Hotels International SA	(1,587)	(23,596)	(1.3)
Prosegur Cia de Seguridad SA	(790)	(5,972)	(0.3)
Siemens Gamesa Renewable Energy SA	(6,038)	(103,398)	(5.7)
Zardoya Otis SA	(1)	(10)	(0.0)

		(458,921)
Sweden
AAK AB	(7)	(618)	(0.0)
Assa Abloy AB, Class B	(1,752)	(36,717)	(2.0)
Elekta AB, Class B	(2,125)	(24,093)	(1.3)
Getinge AB, Class B	(788)	(7,342)	(0.4)
Hexagon AB, Class B	(80)	(4,619)	(0.3)
Industrivarden AB, Class C	(1,630)	(34,319)	(1.9)
Investor AB, Class B	(698)	(30,387)	(1.7)
Modern Times Group MTG AB, Class B	(40)	(1,572)	(0.1)
Nibe Industrier AB, Class B	(3,224)	(32,849)	(1.8)
Nordea Bank AB	(1,228)	(12,490)	(0.7)
Saab AB, Class B	(241)	(9,864)	(0.5)
Skanska AB, Class B	(6,674)	(129,980)	(7.2)
Swedbank AB, Class A	(43)	(934)	(0.1)
Telefonaktiebolaget LM Ericsson, Class B	(4,136)	(31,531)	(1.7)
Telia Co. AB	(4,373)	(21,531)	(1.2)

		(378,846)
Switzerland
ABB Ltd. (Registered)	(123)	(2,868)	(0.2)
Aryzta AG	(403)	(8,494)	(0.5)
Barry Callebaut AG (Registered)	(6)	(10,772)	(0.6)
Cie Financiere Richemont SA (Registered)	(391)	(37,168)	(2.1)
Credit Suisse Group AG (Registered)	(3,708)	(62,540)	(3.5)

	Shares	Value	% of Basket Value
Switzerland (continued)
Dufry AG (Registered)	(729)	$(103,108)	(5.7	) %
Emmi AG (Registered)	(7)	(5,647)	(0.3)
EMS-Chemie Holding AG (Registered)	(23)	(14,206)	(0.8)
Flughafen Zurich AG (Registered)	(94)	(19,630)	(1.1)
Givaudan SA (Registered)	(7)	(15,582)	(0.9)
Glencore plc	(7,076)	(34,085)	(1.9)
IWG plc	(1,760)	(5,978)	(0.3)
Lonza Group AG (Registered)	(291)	(71,101)	(3.9)
OC Oerlikon Corp. AG (Registered)	(33)	(533)	(0.0)
Pargesa Holding SA	(132)	(12,354)	(0.7)
Sulzer AG (Registered)	(199)	(22,895)	(1.3)
VAT Group AG	(109)	(16,075)	(0.9)
Vifor Pharma AG	(548)	(86,481)	(4.8)

		(529,517)
Taiwan
ASE Industrial Holding Co. Ltd.	(1,500)	(4,071)	(0.2)
Asia Cement Corp.	(9,000)	(9,605)	(0.5)
Asustek Computer, Inc.	(2,000)	(18,691)	(1.0)
Cathay Financial Holding Co. Ltd.	(1,000)	(1,794)	(0.1)
China Development Financial Holding Corp.	(87,000)	(32,895)	(1.8)
China Steel Corp.	(23,000)	(18,200)	(1.0)
Chunghwa Telecom Co. Ltd.	(34,000)	(129,372)	(7.1)
Delta Electronics, Inc.	(16,000)	(58,008)	(3.2)
E.Sun Financial Holding Co. Ltd.	(21,483)	(15,192)	(0.8)
Eclat Textile Co. Ltd.	(542)	(6,539)	(0.4)
Far EasTone Telecommunications Co. Ltd.	(19,000)	(50,269)	(2.8)
Formosa Petrochemical Corp.	(4,000)	(16,321)	(0.9)
Fubon Financial Holding Co. Ltd.	(2,000)	(3,422)	(0.2)
Inventec Corp.	(76,000)	(57,581)	(3.2)
MediaTek, Inc.	(7,000)	(79,615)	(4.4)
Mega Financial Holding Co. Ltd.	(107,000)	(94,460)	(5.2)
Nan Ya Plastics Corp.	(15,000)	(41,085)	(2.3)
Quanta Computer, Inc.	(8,000)	(14,545)	(0.8)
Shin Kong Financial Holding Co. Ltd.	(104,000)	(42,268)	(2.3)
Taiwan Cement Corp.	(9,000)	(12,368)	(0.7)
Taiwan Mobile Co. Ltd.	(22,000)	(81,244)	(4.5)

		(787,545)
United Arab Emirates
NMC Health plc	(156)	(7,623)	(0.4)

United Kingdom
Abcam plc	(282)	(4,728)	(0.3)
Admiral Group plc	(382)	(10,454)	(0.6)
ASOS plc	(313)	(25,070)	(1.4)
B&M European Value Retail SA	(2,088)	(11,636)	(0.6)
BBA Aviation plc	(332)	(1,455)	(0.1)
boohoo.com plc	(11,134)	(28,066)	(1.5)
BP plc	(12,837)	(95,353)	(5.3)
British American Tobacco plc	(1,806)	(99,055)	(5.5)
Bunzl plc	(1,068)	(30,968)	(1.7)
Cairn Energy plc	(72,165)	(224,607)	(12.4)
Capital & Counties Properties plc	(835)	(3,305)	(0.2)
CNH Industrial NV	(407)	(5,008)	(0.3)
Cobham plc	(5,729)	(9,048)	(0.5)
ConvaTec Group plc	(4,207)	(12,524)	(0.7)
Croda International plc	(143)	(8,748)	(0.5)
Dechra Pharmaceuticals plc	(243)	(9,127)	(0.5)
Derwent London plc	(142)	(6,228)	(0.3)
Diageo plc	(754)	(26,899)	(1.5)
Domino’s Pizza Group plc	(2,184)	(10,886)	(0.6)
DS Smith plc	(1,850)	(13,252)	(0.7)
easyJet plc	(285)	(6,213)	(0.3)

17

Consolidated Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value
United Kingdom (continued)
Fevertree Drinks plc	(415)	$(16,130)	(0.9	) %
G4S plc	(1,003)	(3,563)	(0.2)
Greene King plc	(2,593)	(19,527)	(1.1)
Halma plc	(317)	(5,319)	(0.3)
Hargreaves Lansdown plc	(497)	(12,185)	(0.7)
HSBC Holdings plc	(381)	(3,793)	(0.2)
Informa plc	(5,536)	(56,206)	(3.1)
Inmarsat plc	(646)	(3,337)	(0.2)
John Wood Group plc	(8,145)	(63,490)	(3.5)
Johnson Matthey plc	(221)	(9,988)	(0.6)
Lancashire Holdings Ltd.	(1,221)	(10,018)	(0.6)
Melrose Industries plc	(6,056)	(18,989)	(1.0)
Merlin Entertainments plc	(8,572)	(43,363)	(2.4)
Metro Bank plc	(1,466)	(66,549)	(3.7)
National Grid plc	(6,078)	(70,322)	(3.9)
NEX Group plc	(2,016)	(27,357)	(1.5)
Old Mutual plc	(2,997)	(10,325)	(0.6)
Phoenix Group Holdings	(7,665)	(82,799)	(4.6)
Reckitt Benckiser Group plc	(204)	(16,003)	(0.9)
Rolls-Royce Holdings plc	(2,996)	(34,601)	(1.9)
Rolls-Royce plc	(212,716)	(293)	(0.0)
Rotork plc	(12,339)	(55,647)	(3.1)
Royal Bank of Scotland Group plc	(12,749)	(47,212)	(2.6)
RPC Group plc	(8,749)	(94,934)	(5.2)
Shaftesbury plc	(2,885)	(40,141)	(2.2)
Sky plc	(284)	(5,388)	(0.3)
Sophos Group plc	(2,402)	(16,401)	(0.9)
Spirax-Sarco Engineering plc	(10)	(793)	(0.0)
St James’s Place plc	(796)	(12,400)	(0.7)
Standard Life Aberdeen plc	(458)	(2,291)	(0.1)
UBM plc	(600)	(7,988)	(0.4)
United Utilities Group plc	(783)	(7,985)	(0.4)
Weir Group plc (The)	(29)	(849)	(0.0)
Whitbread plc	(125)	(7,355)	(0.4)

		(1,516,171)
United States
2U, Inc.	(134)	(10,786)	(0.6)
ABIOMED, Inc.	(71)	(21,367)	(1.2)
ACADIA Pharmaceuticals, Inc.	(85)	(1,344)	(0.1)
Acadia Realty Trust	(117)	(2,761)	(0.2)
ACI Worldwide, Inc.	(2,135)	(49,639)	(2.7)
Advance Auto Parts, Inc.	(142)	(16,252)	(0.9)
AECOM	(330)	(11,365)	(0.6)
Albemarle Corp.	(323)	(31,318)	(1.7)
Alexandria Real Estate Equities, Inc.	(239)	(29,772)	(1.6)
Allegiant Travel Co.	(179)	(28,685)	(1.6)
ALLETE, Inc.	(459)	(35,072)	(1.9)
Alliance Data Systems Corp.	(48)	(9,746)	(0.5)
Allscripts Healthcare Solutions, Inc.	(291)	(3,381)	(0.2)
Alnylam Pharmaceuticals, Inc.	(89)	(8,413)	(0.5)
Altria Group, Inc.	(287)	(16,104)	(0.9)
Amazon.com, Inc.	(10)	(15,661)	(0.9)
AMERCO	(20)	(6,750)	(0.4)
American Campus Communities, Inc.	(937)	(36,646)	(2.0)
American Homes 4 Rent, Class A	(456)	(9,211)	(0.5)
American International Group, Inc.	(33)	(1,848)	(0.1)
American National Insurance Co.	(31)	(3,741)	(0.2)
American Water Works Co., Inc.	(189)	(16,364)	(0.9)
AMETEK, Inc.	(566)	(39,507)	(2.2)
Analog Devices, Inc.	(616)	(53,808)	(3.0)
Anixter International, Inc.	(108)	(6,361)	(0.4)
Apple, Inc.	(41)	(6,776)	(0.4)

	Shares	Value	% of Basket Value
United States (continued)
Aqua America, Inc.	(808)	$(28,401)	(1.6	) %
Aramark	(569)	(21,275)	(1.2)
Archer-Daniels-Midland Co.	(166)	(7,533)	(0.4)
Arconic, Inc.	(441)	(7,854)	(0.4)
Array BioPharma, Inc.	(1,433)	(19,431)	(1.1)
Arrow Electronics, Inc.	(165)	(12,332)	(0.7)
Arthur J Gallagher & Co.	(159)	(11,128)	(0.6)
athenahealth, Inc.	(43)	(5,266)	(0.3)
Autodesk, Inc.	(337)	(42,428)	(2.3)
Avexis, Inc.	(447)	(95,059)	(5.2)
Avnet, Inc.	(2,388)	(93,681)	(5.2)
Axalta Coating Systems Ltd.	(676)	(20,888)	(1.2)
B&G Foods, Inc.	(299)	(6,802)	(0.4)
Balchem Corp.	(18)	(1,588)	(0.1)
Ball Corp.	(314)	(12,588)	(0.7)
BancorpSouth Bank	(497)	(16,426)	(0.9)
Bank of New York Mellon Corp. (The)	(98)	(5,342)	(0.3)
Bank of the Ozarks, Inc.	(591)	(27,659)	(1.5)
BankUnited, Inc.	(66)	(2,614)	(0.1)
BB&T Corp.	(271)	(14,309)	(0.8)
Becton Dickinson and Co.	(119)	(27,593)	(1.5)
Belden, Inc.	(171)	(10,534)	(0.6)
Berkshire Hathaway, Inc., Class B	(157)	(30,416)	(1.7)
BioMarin Pharmaceutical, Inc.	(115)	(9,604)	(0.5)
Bio-Rad Laboratories, Inc., Class A	(167)	(42,370)	(2.3)
Black Hills Corp.	(136)	(7,708)	(0.4)
Black Knight, Inc.	(607)	(29,531)	(1.6)
Blackbaud, Inc.	(240)	(25,190)	(1.4)
Blackhawk Network Holdings, Inc.	(155)	(6,960)	(0.4)
Blackstone Mortgage Trust, Inc., Class A	(1,390)	(42,882)	(2.4)
Bluebird Bio, Inc.	(231)	(39,305)	(2.2)
Blueprint Medicines Corp.	(251)	(19,257)	(1.1)
Booking Holdings, Inc.	(18)	(39,204)	(2.2)
Boyd Gaming Corp.	(154)	(5,114)	(0.3)
Brighthouse Financial, Inc.	(297)	(15,082)	(0.8)
Brixmor Property Group, Inc.	(710)	(10,572)	(0.6)
Brown & Brown, Inc.	(519)	(14,132)	(0.8)
Bunge Ltd.	(67)	(4,839)	(0.3)
Callon Petroleum Co.	(953)	(13,256)	(0.7)
Cal-Maine Foods, Inc.	(815)	(39,690)	(2.2)
Capital One Financial Corp.	(81)	(7,340)	(0.4)
Cardinal Health, Inc.	(53)	(3,401)	(0.2)
Carlisle Cos., Inc.	(192)	(20,684)	(1.1)
CarMax, Inc.	(613)	(38,313)	(2.1)
Casey’s General Stores, Inc.	(326)	(31,492)	(1.7)
Catalent, Inc.	(94)	(3,864)	(0.2)
Centennial Resource Development, Inc., Class A	(2,192)	(40,552)	(2.2)
CenturyLink, Inc.	(2,522)	(46,859)	(2.6)
CF Industries Holdings, Inc.	(497)	(19,284)	(1.1)
Charles Schwab Corp. (The)	(234)	(13,029)	(0.7)
Chemical Financial Corp.	(127)	(6,971)	(0.4)
Cheniere Energy, Inc.	(1,074)	(62,464)	(3.4)
Chipotle Mexican Grill, Inc.	(99)	(41,910)	(2.3)
Church & Dwight Co., Inc.	(117)	(5,405)	(0.3)
Churchill Downs, Inc.	(52)	(14,279)	(0.8)
Ciena Corp.	(26)	(670)	(0.0)
Cincinnati Financial Corp.	(118)	(8,300)	(0.5)
Cinemark Holdings, Inc.	(777)	(30,435)	(1.7)
Clean Harbors, Inc.	(1,033)	(47,311)	(2.6)
Cleveland-Cliffs, Inc.	(722)	(5,357)	(0.3)
Clovis Oncology, Inc.	(591)	(25,638)	(1.4)
CME Group, Inc.	(112)	(17,660)	(1.0)

18

Consolidated Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value
United States (continued)
Coca-Cola Co. (The)	(420)	$(18,148)	(1.0	) %
Cognex Corp.	(409)	(18,916)	(1.0)
Colfax Corp.	(587)	(18,203)	(1.0)
Columbia Sportswear Co.	(137)	(11,372)	(0.6)
CommScope Holding Co., Inc.	(449)	(17,161)	(0.9)
CoreCivic, Inc.	(328)	(6,612)	(0.4)
Cornerstone OnDemand, Inc.	(418)	(18,446)	(1.0)
CoStar Group, Inc.	(43)	(15,766)	(0.9)
Cotiviti Holdings, Inc.	(304)	(10,500)	(0.6)
Covanta Holding Corp.	(1,750)	(26,075)	(1.4)
Cree, Inc.	(871)	(32,506)	(1.8)
Crown Castle International Corp.	(216)	(21,788)	(1.2)
CyrusOne, Inc.	(473)	(25,348)	(1.4)
Danaher Corp.	(224)	(22,472)	(1.2)
Darling Ingredients, Inc.	(283)	(4,851)	(0.3)
Deere & Co.	(174)	(23,547)	(1.3)
DENTSPLY SIRONA, Inc.	(532)	(26,781)	(1.5)
Digital Realty Trust, Inc.	(329)	(34,772)	(1.9)
DISH Network Corp., Class A	(336)	(11,273)	(0.6)
Dorman Products, Inc.	(17)	(1,092)	(0.1)
DR Horton, Inc.	(164)	(7,239)	(0.4)
Dril-Quip, Inc.	(270)	(11,191)	(0.6)
Duke Energy Corp.	(503)	(40,320)	(2.2)
Dunkin’ Brands Group, Inc.	(104)	(6,340)	(0.4)
Ecolab, Inc.	(45)	(6,515)	(0.4)
Education Realty Trust, Inc.	(520)	(17,113)	(0.9)
Ellie Mae, Inc.	(8)	(775)	(0.0)
Emerson Electric Co.	(74)	(4,914)	(0.3)
Energen Corp.	(872)	(57,064)	(3.2)
Envision Healthcare Corp.	(850)	(31,595)	(1.7)
EPAM Systems, Inc.	(571)	(65,294)	(3.6)
EQT Corp.	(1,566)	(78,598)	(4.3)
Erie Indemnity Co., Class A	(216)	(25,222)	(1.4)
Eversource Energy	(359)	(21,630)	(1.2)
Exact Sciences Corp.	(241)	(12,052)	(0.7)
Exelixis, Inc.	(333)	(6,933)	(0.4)
Expedia Group, Inc.	(240)	(27,634)	(1.5)
Extended Stay America, Inc.	(432)	(8,459)	(0.5)
Facebook, Inc., Class A	(58)	(9,976)	(0.6)
Fidelity National Information Services, Inc.	(254)	(24,122)	(1.3)
Financial Engines, Inc.	(201)	(8,975)	(0.5)
FireEye, Inc.	(535)	(9,657)	(0.5)
First Citizens BancShares, Inc., Class A	(22)	(9,510)	(0.5)
First Financial Bankshares, Inc.	(124)	(6,144)	(0.3)
First Hawaiian, Inc.	(47)	(1,295)	(0.1)
First Horizon National Corp.	(1,931)	(35,337)	(2.0)
First Republic Bank	(168)	(15,602)	(0.9)
Five Below, Inc.	(93)	(6,567)	(0.4)
FleetCor Technologies, Inc.	(73)	(15,131)	(0.8)
Flex Ltd.	(703)	(9,139)	(0.5)
Floor & Decor Holdings, Inc., Class A	(513)	(28,518)	(1.6)
Flowserve Corp.	(172)	(7,639)	(0.4)
Fluor Corp.	(68)	(4,009)	(0.2)
FMC Corp.	(275)	(21,926)	(1.2)
FNB Corp.	(53)	(689)	(0.0)
Gardner Denver Holdings, Inc.	(845)	(26,727)	(1.5)
Gartner, Inc.	(377)	(45,726)	(2.5)
GCI Liberty, Inc., Class A	(87)	(3,880)	(0.2)
General Electric Co.	(3,139)	(44,166)	(2.4)
Genesee & Wyoming, Inc., Class A	(1,273)	(90,638)	(5.0)
GEO Group, Inc. (The)	(1,497)	(33,683)	(1.9)
GGP, Inc.	(176)	(3,518)	(0.2)

	Shares	Value	% of Basket Value
United States (continued)
Global Payments, Inc.	(301)	$(34,028)	(1.9	) %
Goldman Sachs Group, Inc. (The)	(46)	(10,963)	(0.6)
Gramercy Property Trust	(137)	(3,220)	(0.2)
Guidewire Software, Inc.	(133)	(11,254)	(0.6)
Gulfport Energy Corp.	(1,702)	(15,829)	(0.9)
Hain Celestial Group, Inc. (The)	(436)	(12,701)	(0.7)
Hanesbrands, Inc.	(120)	(2,216)	(0.1)
Harley-Davidson, Inc.	(121)	(4,977)	(0.3)
Harris Corp.	(224)	(35,038)	(1.9)
HB Fuller Co.	(191)	(9,449)	(0.5)
HCP, Inc.	(625)	(14,600)	(0.8)
Healthcare Services Group, Inc.	(672)	(25,959)	(1.4)
Healthcare Trust of America, Inc., Class A	(305)	(7,622)	(0.4)
HealthEquity, Inc.	(31)	(2,036)	(0.1)
HEICO Corp., Class A	(146)	(10,534)	(0.6)
Helmerich & Payne, Inc.	(262)	(18,222)	(1.0)
Hess Corp.	(202)	(11,512)	(0.6)
Hexcel Corp.	(161)	(10,702)	(0.6)
Hilltop Holdings, Inc.	(616)	(13,811)	(0.8)
Hilton Grand Vacations, Inc.	(309)	(13,287)	(0.7)
Hilton Worldwide Holdings, Inc.	(89)	(7,017)	(0.4)
Hologic, Inc.	(178)	(6,905)	(0.4)
Hope Bancorp, Inc.	(452)	(7,815)	(0.4)
Howard Hughes Corp. (The)	(14)	(1,894)	(0.1)
Huntington Bancshares, Inc.	(2,296)	(34,233)	(1.9)
ILG, Inc.	(731)	(24,949)	(1.4)
Incyte Corp.	(85)	(5,265)	(0.3)
Ingevity Corp.	(121)	(9,296)	(0.5)
Insulet Corp.	(370)	(31,820)	(1.8)
Integra LifeSciences Holdings Corp.	(925)	(57,008)	(3.1)
Intercept Pharmaceuticals, Inc.	(220)	(14,962)	(0.8)
Intercontinental Exchange, Inc.	(517)	(37,462)	(2.1)
International Flavors & Fragrances, Inc.	(102)	(14,409)	(0.8)
Intuitive Surgical, Inc.	(21)	(9,256)	(0.5)
Invitation Homes, Inc.	(1,975)	(45,702)	(2.5)
Ionis Pharmaceuticals, Inc.	(178)	(7,659)	(0.4)
IQVIA Holdings, Inc.	(102)	(9,768)	(0.5)
Iron Mountain, Inc.	(795)	(26,982)	(1.5)
Itron, Inc.	(131)	(8,567)	(0.5)
j2 Global, Inc.	(40)	(3,175)	(0.2)
Jagged Peak Energy, Inc.	(734)	(10,518)	(0.6)
JB Hunt Transport Services, Inc.	(281)	(32,998)	(1.8)
John Bean Technologies Corp.	(298)	(32,110)	(1.8)
Kemper Corp.	(137)	(9,248)	(0.5)
Kennedy-Wilson Holdings, Inc.	(2,272)	(43,054)	(2.4)
KeyCorp	(363)	(7,231)	(0.4)
Keysight Technologies, Inc.	(593)	(30,646)	(1.7)
Kilroy Realty Corp.	(372)	(26,661)	(1.5)
Kimco Realty Corp.	(371)	(5,383)	(0.3)
Kinder Morgan, Inc.	(524)	(8,290)	(0.5)
Kirby Corp.	(601)	(51,265)	(2.8)
KLX, Inc.	(322)	(25,190)	(1.4)
Knight-Swift Transportation Holdings, Inc.	(1,188)	(46,344)	(2.6)
Kraft Heinz Co. (The)	(1,232)	(69,460)	(3.8)
L Brands, Inc.	(69)	(2,409)	(0.1)
La Quinta Holdings, Inc.	(296)	(5,784)	(0.3)
Laredo Petroleum, Inc.	(1,310)	(14,410)	(0.8)
Leidos Holdings, Inc.	(136)	(8,735)	(0.5)
Lennar Corp., Class A	(611)	(32,316)	(1.8)
Lexington Realty Trust	(110)	(884)	(0.0)
Liberty Broadband Corp., Class C	(375)	(26,584)	(1.5)
Liberty Expedia Holdings, Inc., Class A	(182)	(7,426)	(0.4)

19

Consolidated Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value
United States (continued)
Lithia Motors, Inc., Class A	(473)	$(45,342)	(2.5	) %
Littelfuse, Inc.	(27)	(5,047)	(0.3)
Live Nation Entertainment, Inc.	(284)	(11,209)	(0.6)
LKQ Corp.	(156)	(4,839)	(0.3)
Loews Corp.	(224)	(11,751)	(0.6)
LogMeIn, Inc.	(31)	(3,416)	(0.2)
Lululemon Athletica, Inc.	(191)	(19,062)	(1.1)
Lumentum Holdings, Inc.	(40)	(2,018)	(0.1)
Macerich Co. (The)	(111)	(6,396)	(0.4)
Macquarie Infrastructure Corp.	(1,490)	(56,471)	(3.1)
Madison Square Garden Co. (The), Class A	(59)	(14,338)	(0.8)
Markel Corp.	(21)	(23,731)	(1.3)
Marriott International, Inc., Class A	(180)	(24,602)	(1.4)
Marsh & McLennan Cos., Inc.	(247)	(20,130)	(1.1)
Martin Marietta Materials, Inc.	(321)	(62,521)	(3.5)
Matador Resources Co.	(208)	(6,810)	(0.4)
Mattel, Inc.	(721)	(10,671)	(0.6)
MB Financial, Inc.	(452)	(19,264)	(1.1)
MDU Resources Group, Inc.	(426)	(12,000)	(0.7)
Medidata Solutions, Inc.	(326)	(23,263)	(1.3)
MEDNAX, Inc.	(91)	(4,178)	(0.2)
Mercury General Corp.	(246)	(11,250)	(0.6)
MetLife, Inc.	(464)	(22,119)	(1.2)
MGM Resorts International	(1,365)	(42,888)	(2.4)
Microchip Technology, Inc.	(97)	(8,115)	(0.4)
Middleby Corp. (The)	(57)	(7,173)	(0.4)
Minerals Technologies, Inc.	(311)	(21,475)	(1.2)
Mohawk Industries, Inc.	(15)	(3,148)	(0.2)
Molson Coors Brewing Co., Class B	(663)	(47,232)	(2.6)
Mondelez International, Inc., Class A	(240)	(9,480)	(0.5)
Monolithic Power Systems, Inc.	(182)	(21,312)	(1.2)
Monster Beverage Corp.	(152)	(8,360)	(0.5)
Morgan Stanley	(361)	(18,635)	(1.0)
Mosaic Co. (The)	(924)	(24,902)	(1.4)
MRC Global, Inc.	(4,421)	(82,805)	(4.6)
Nabors Industries Ltd.	(3,492)	(26,574)	(1.5)
National General Holdings Corp.	(339)	(8,736)	(0.5)
Navistar International Corp.	(518)	(18,032)	(1.0)
Neogen Corp.	(506)	(34,484)	(1.9)
Netflix, Inc.	(241)	(75,303)	(4.2)
Neurocrine Biosciences, Inc.	(783)	(63,486)	(3.5)
Nevro Corp.	(729)	(65,143)	(3.6)
New Jersey Resources Corp.	(745)	(30,806)	(1.7)
New York Community Bancorp, Inc.	(576)	(6,843)	(0.4)
Newell Brands, Inc.	(1,724)	(47,634)	(2.6)
NextEra Energy, Inc.	(65)	(10,654)	(0.6)
Nordson Corp.	(15)	(1,929)	(0.1)
Norfolk Southern Corp.	(117)	(16,786)	(0.9)
Nuance Communications, Inc.	(803)	(11,820)	(0.7)
Nucor Corp.	(217)	(13,372)	(0.7)
NVIDIA Corp.	(52)	(11,695)	(0.6)
Oasis Petroleum, Inc.	(7,130)	(78,644)	(4.3)
Oceaneering International, Inc.	(123)	(2,613)	(0.1)
Olin Corp.	(279)	(8,423)	(0.5)
OneMain Holdings, Inc.	(49)	(1,512)	(0.1)
ONEOK, Inc.	(754)	(45,406)	(2.5)
OPKO Health, Inc.	(4,198)	(12,762)	(0.7)
Ormat Technologies, Inc.	(702)	(40,646)	(2.2)
PacWest Bancorp	(134)	(6,866)	(0.4)
Palo Alto Networks, Inc.	(45)	(8,663)	(0.5)
Parsley Energy, Inc., Class A	(1,213)	(36,426)	(2.0)
PayPal Holdings, Inc.	(217)	(16,190)	(0.9)

	Shares	Value	% of Basket Value
United States (continued)
Pebblebrook Hotel Trust	(59)	$(2,064)	(0.1	) %
Pegasystems, Inc.	(475)	(28,999)	(1.6)
Penske Automotive Group, Inc.	(37)	(1,669)	(0.1)
Physicians Realty Trust	(2,022)	(30,209)	(1.7)
Pinnacle Financial Partners, Inc.	(17)	(1,089)	(0.1)
Portola Pharmaceuticals, Inc.	(479)	(17,306)	(1.0)
Post Holdings, Inc.	(341)	(27,133)	(1.5)
PPL Corp.	(895)	(26,044)	(1.4)
PriceSmart, Inc.	(651)	(57,028)	(3.1)
ProAssurance Corp.	(75)	(3,548)	(0.2)
Procter & Gamble Co. (The)	(445)	(32,191)	(1.8)
Proofpoint, Inc.	(250)	(29,485)	(1.6)
Prosperity Bancshares, Inc.	(300)	(21,531)	(1.2)
PTC, Inc.	(244)	(20,093)	(1.1)
Puma Biotechnology, Inc.	(111)	(7,076)	(0.4)
QIAGEN NV	(184)	(6,019)	(0.3)
QTS Realty Trust, Inc., Class A	(378)	(13,377)	(0.7)
Qurate Retail Group, Inc. QVC Group	(105)	(2,458)	(0.1)
Range Resources Corp.	(556)	(7,701)	(0.4)
RealPage, Inc.	(161)	(8,614)	(0.5)
Regency Centers Corp.	(289)	(17,008)	(0.9)
Regeneron Pharmaceuticals, Inc.	(26)	(7,896)	(0.4)
ResMed, Inc.	(154)	(14,575)	(0.8)
Rexnord Corp.	(243)	(6,685)	(0.4)
RLI Corp.	(226)	(14,301)	(0.8)
RLJ Lodging Trust	(392)	(8,142)	(0.4)
Rockwell Collins, Inc.	(151)	(20,014)	(1.1)
Roper Technologies, Inc.	(171)	(45,176)	(2.5)
Royal Gold, Inc.	(226)	(20,069)	(1.1)
RSP Permian, Inc.	(231)	(11,460)	(0.6)
Sabra Health Care REIT, Inc.	(528)	(9,668)	(0.5)
Sabre Corp.	(979)	(20,207)	(1.1)
salesforce.com, Inc.	(580)	(70,174)	(3.9)
Sarepta Therapeutics, Inc.	(312)	(23,824)	(1.3)
SCANA Corp.	(110)	(4,045)	(0.2)
Schlumberger Ltd.	(137)	(9,393)	(0.5)
Science Applications International Corp.	(222)	(19,045)	(1.1)
Scientific Games Corp., Class A	(270)	(14,391)	(0.8)
Scotts Miracle-Gro Co. (The)	(295)	(24,656)	(1.4)
Seattle Genetics, Inc.	(14)	(717)	(0.0)
SemGroup Corp., Class A	(2,180)	(54,827)	(3.0)
Sempra Energy	(67)	(7,491)	(0.4)
Service Corp. International	(44)	(1,606)	(0.1)
ServiceMaster Global Holdings, Inc.	(744)	(37,646)	(2.1)
Shire plc	(514)	(27,370)	(1.5)
Signature Bank	(60)	(7,629)	(0.4)
Silicon Laboratories, Inc.	(73)	(6,782)	(0.4)
SLM Corp.	(1,099)	(12,617)	(0.7)
SM Energy Co.	(47)	(1,126)	(0.1)
Sotheby’s	(99)	(5,227)	(0.3)
South Jersey Industries, Inc.	(647)	(19,992)	(1.1)
Spirit Airlines, Inc.	(237)	(8,466)	(0.5)
Splunk, Inc.	(69)	(7,083)	(0.4)
Sprint Corp.	(504)	(2,827)	(0.2)
Square, Inc., Class A	(199)	(9,421)	(0.5)
SS&C Technologies Holdings, Inc.	(201)	(9,980)	(0.6)
Stamps.com, Inc.	(26)	(5,922)	(0.3)
Stericycle, Inc.	(238)	(13,973)	(0.8)
Sterling Bancorp	(1,294)	(30,733)	(1.7)
Steven Madden Ltd.	(97)	(4,680)	(0.3)
Stifel Financial Corp.	(53)	(3,089)	(0.2)
STORE Capital Corp.	(237)	(5,980)	(0.3)

20

Consolidated Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value
United States (continued)
Summit Materials, Inc., Class A	(1,319)	$(37,117)	(2.0	) %
Sun Communities, Inc.	(160)	(15,016)	(0.8)
Sunstone Hotel Investors, Inc.	(177)	(2,761)	(0.2)
SVB Financial Group	(54)	(16,179)	(0.9)
Symantec Corp.	(1,072)	(29,791)	(1.6)
Synchrony Financial	(145)	(4,810)	(0.3)
Syneos Health, Inc.	(70)	(2,667)	(0.1)
SYNNEX Corp.	(75)	(7,513)	(0.4)
Taubman Centers, Inc.	(139)	(7,781)	(0.4)
Teledyne Technologies, Inc.	(176)	(32,928)	(1.8)
TESARO, Inc.	(217)	(11,047)	(0.6)
Texas Capital Bancshares, Inc.	(208)	(20,519)	(1.1)
TransDigm Group, Inc.	(35)	(11,220)	(0.6)
TransUnion	(261)	(16,942)	(0.9)
TreeHouse Foods, Inc.	(539)	(20,752)	(1.1)
TRI Pointe Group, Inc.	(1,997)	(34,169)	(1.9)
Tribune Media Co., Class A	(56)	(2,116)	(0.1)
Trimble, Inc.	(174)	(6,020)	(0.3)
Trinity Industries, Inc.	(887)	(28,269)	(1.6)
Twitter, Inc.	(1,726)	(52,315)	(2.9)
Tyler Technologies, Inc.	(57)	(12,478)	(0.7)
Ulta Beauty, Inc.	(22)	(5,520)	(0.3)
Ultimate Software Group, Inc. (The)	(129)	(30,950)	(1.7)
Umpqua Holdings Corp.	(774)	(18,235)	(1.0)
Union Pacific Corp.	(83)	(11,091)	(0.6)
United Bankshares, Inc.	(411)	(13,953)	(0.8)
United States Steel Corp.	(212)	(7,172)	(0.4)
United Technologies Corp.	(442)	(53,106)	(2.9)
Uniti Group, Inc.	(365)	(6,577)	(0.4)
Univar, Inc.	(972)	(26,788)	(1.5)
Universal Display Corp.	(173)	(15,233)	(0.8)
US Silica Holdings, Inc.	(1,997)	(60,130)	(3.3)
Vail Resorts, Inc.	(32)	(7,338)	(0.4)
Valley National Bancorp	(1,727)	(21,674)	(1.2)
Valvoline, Inc.	(377)	(7,646)	(0.4)
Veeva Systems, Inc., Class A	(228)	(15,990)	(0.9)
Ventas, Inc.	(177)	(9,101)	(0.5)
VEREIT, Inc.	(169)	(1,149)	(0.1)
Viacom, Inc., Class B	(56)	(1,689)	(0.1)
ViaSat, Inc.	(387)	(24,760)	(1.4)
Viavi Solutions, Inc.	(624)	(5,897)	(0.3)
Vornado Realty Trust	(473)	(32,178)	(1.8)
Voya Financial, Inc.	(502)	(26,280)	(1.5)
Walt Disney Co. (The)	(373)	(37,423)	(2.1)
Webster Financial Corp.	(82)	(4,936)	(0.3)
WEC Energy Group, Inc.	(391)	(25,133)	(1.4)
Weight Watchers International, Inc.	(74)	(5,184)	(0.3)
Welbilt, Inc.	(1,677)	(32,131)	(1.8)
Wells Fargo & Co.	(1,902)	(98,828)	(5.5)
Welltower, Inc.	(835)	(44,622)	(2.5)
Wendy’s Co. (The)	(164)	(2,745)	(0.2)
WESCO International, Inc.	(53)	(3,156)	(0.2)
WestRock Co.	(711)	(42,063)	(2.3)
WEX, Inc.	(458)	(74,159)	(4.1)
Weyerhaeuser Co.	(879)	(32,330)	(1.8)
Woodward, Inc.	(90)	(6,475)	(0.4)
World Fuel Services Corp.	(321)	(6,892)	(0.4)
WR Berkley Corp.	(294)	(21,921)	(1.2)
XPO Logistics, Inc.	(280)	(27,205)	(1.5)
Yelp, Inc.	(149)	(6,683)	(0.4)
Zayo Group Holdings, Inc.	(107)	(3,884)	(0.2)
Zendesk, Inc.	(597)	(29,104)	(1.6)
Zimmer Biomet Holdings, Inc.	(684)	(78,776)	(4.4)

		(8,001,345)
Total Reference Entity — Short		(19,482,520)

Net Value of Reference Entity — Bank of America NA		$1,810,869

21

Consolidated Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock Total Factor Fund

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Citibank NA, as of April 30, 2018, expiration dates 02/24/23-02/27/23:

	Shares	Value	% of Basket Value
Reference Entity — Long

Austria
Oesterreichische Post AG	3,227	$154,972	8.2%
OMV AG	688	42,611	2.3
voestalpine AG	437	23,055	1.2

		220,638
Belgium
Ageas	881	47,127	2.5
Befimmo SA	5	325	0.0
bpost SA	2,864	62,842	3.3
Cofinimmo SA	382	50,709	2.7
D’ieteren SA/NV	10	426	0.0
KBC Ancora	233	14,075	0.7
KBC Group NV	178	15,475	0.8
Proximus SADP	1,724	52,831	2.8
Sofina SA	53	9,252	0.5
Solvay SA	34	4,728	0.3
Telenet Group Holding NV	31	1,812	0.1
UCB SA	427	32,159	1.7

		291,761
Bermuda
Marvell Technology Group Ltd.	335	6,720	0.4

China
Anhui Conch Cement Co. Ltd., H Shares	500	3,121	0.2
China Communications Construction Co. Ltd., H Shares	26,000	29,957	1.6
China Conch Venture Holdings Ltd.	5,500	17,075	0.9
China Everbright Ltd.	10,000	22,006	1.2
China Medical System Holdings Ltd.	25,000	61,219	3.3
China Mobile Ltd.	2,500	23,816	1.3
China Railway Construction Corp. Ltd., H Shares	6,000	7,105	0.4
China Railway Group Ltd., H Shares	12,000	9,618	0.5
China Resources Beer Holdings Co. Ltd.	10,000	43,069	2.3
China Vanke Co. Ltd., H Shares	3,700	15,292	0.8
CIFI Holdings Group Co. Ltd.	20,000	15,749	0.8
CSPC Pharmaceutical Group Ltd.	28,000	71,318	3.8
Dongfeng Motor Group Co. Ltd., H Shares	6,000	6,635	0.4
Guangzhou Automobile Group Co. Ltd., H Shares	6,000	10,990	0.6
Haitian International Holdings Ltd.	24,000	63,871	3.4
Nexteer Automotive Group Ltd.	33,000	50,773	2.7
People’s Insurance Co. Group of China Ltd. (The), H Shares	43,000	20,244	1.1
Ping An Insurance Group Co. of China Ltd., H Shares	7,000	68,400	3.6
Shanghai Industrial Holdings Ltd.	55,000	144,226	7.7
Shimao Property Holdings Ltd.	500	1,323	0.1
Tencent Holdings Ltd.	600	29,498	1.6
Tingyi Cayman Islands Holding Corp.	6,000	11,375	0.6
Want Want China Holdings Ltd.	28,000	24,743	1.3
Yum China Holdings, Inc.	571	24,416	1.3

		775,839
Denmark
Carlsberg A/S, Class B	360	40,259	2.1
Dfds A/S	842	52,422	2.8
Rockwool International A/S, Class B	82	24,722	1.3
Royal Unibrew A/S	477	31,582	1.7
Sydbank A/S	969	35,822	1.9
Topdanmark A/S	845	39,740	2.1

		224,547

	Shares	Value	% of Basket Value
Finland
Kemira OYJ	1,554	$20,799	1.1%
Neste OYJ	305	25,683	1.4
Sampo OYJ, Class A	261	14,115	0.8
Stora Enso OYJ, Class R	3,326	65,604	3.5
Valmet OYJ	1,493	28,302	1.5

		154,503
France
Atos SE	303	40,905	2.2
AXA SA	73	2,088	0.1
BNP Paribas SA	160	12,352	0.7
Bouygues SA	185	9,436	0.5
Capgemini SE	181	24,899	1.3
Casino Guichard Perrachon SA	258	13,383	0.7
Cie de Saint-Gobain	143	7,482	0.4
Cie Generale des Etablissements Michelin SCA	816	114,748	6.1
Cie Plastic Omnium SA	126	6,055	0.3
CNP Assurances	200	5,123	0.3
Engie SA	2,122	37,223	2.0
Eramet	211	36,726	2.0
ICADE	621	61,712	3.3
Imerys SA	199	18,163	1.0
Lagardere SCA	305	8,723	0.5
Mercialys SA	235	4,497	0.2
Nexity SA	796	49,774	2.6
Orange SA	4,097	74,482	4.0
Peugeot SA	3,155	77,687	4.1
Sanofi	1,680	132,825	7.1
Schneider Electric SE	468	42,422	2.3
SCOR SE	38	1,541	0.1
Television Francaise 1	137	1,713	0.1
Thales SA	343	43,478	2.3
TOTAL SA	562	35,323	1.9
Trigano SA	207	39,008	2.1
Ubisoft Entertainment SA	199	19,014	1.0
Unibail-Rodamco SE	44	10,563	0.6
Valeo SA	350	23,401	1.2
Veolia Environnement SA	606	14,337	0.8
Vinci SA	584	58,390	3.1
Worldline SA/France	125	6,304	0.3

		1,033,777
Germany
adidas AG	231	56,773	3.0
Allianz SE (Registered)	241	57,002	3.0
Aurubis AG	381	34,048	1.8
BASF SE	129	13,422	0.7
Beiersdorf AG	175	19,799	1.1
CECONOMY AG	2,162	24,227	1.3
Continental AG	197	52,468	2.8
Covestro AG	1,167	106,039	5.6
Deutsche EuroShop AG	177	6,361	0.3
Deutsche Lufthansa AG (Registered)	911	26,478	1.4
Deutsche Post AG (Registered)	876	38,022	2.0
Deutsche Telekom AG (Registered)	4,147	72,588	3.9
Duerr AG	17	1,687	0.1
Evonik Industries AG	316	11,228	0.6
Fresenius Medical Care AG & Co. KGaA	303	30,746	1.6
FUCHS PETROLUB SE (Preference)	215	11,544	0.6
Gerresheimer AG	144	11,714	0.6
HOCHTIEF AG	815	148,711	7.9
Krones AG	513	65,720	3.5
LEG Immobilien AG	125	14,413	0.8

22

Consolidated Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value
Germany (continued)
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	164	$37,533	2.0%
ProSiebenSat.1 Media SE	203	7,364	0.4
Rheinmetall AG	115	15,028	0.8
RHOEN-KLINIKUM AG	3,161	103,447	5.5
Salzgitter AG	570	31,302	1.7
Siltronic AG	267	42,754	2.3
Software AG	1,317	64,742	3.4
STADA Arzneimittel AG	118	11,947	0.6
Suedzucker AG	151	2,510	0.1
Uniper SE	1,933	59,767	3.2

		1,179,384
Hong Kong
Champion REIT	1,000	706	0.0
CK Asset Holdings Ltd.	500	4,316	0.2
CLP Holdings Ltd.	2,500	25,960	1.4
Galaxy Entertainment Group Ltd.	2,000	17,505	0.9
Haier Electronics Group Co. Ltd.	9,000	31,138	1.7
Hang Seng Bank Ltd.	1,800	45,594	2.4
HK Electric Investments & HK Electric Investments Ltd.	105,500	98,125	5.2
Hong Kong & China Gas Co. Ltd.	18,800	39,282	2.1
Hutchison Port Holdings Trust	1,500	500	0.0
Hysan Development Co. Ltd.	3,000	17,461	0.9
Kerry Properties Ltd.	9,000	43,025	2.3
Kingboard Chemical Holdings Ltd.	2,500	10,171	0.5
Kingboard Laminates Holdings Ltd.	38,500	51,316	2.7
Lee & Man Paper Manufacturing Ltd.	12,000	13,218	0.7
Link REIT	2,000	17,676	0.9
Melco International Development Ltd.	5,000	18,512	1.0
Sino Biopharmaceutical Ltd.	1,000	2,106	0.1
SJM Holdings Ltd.	52,000	52,085	2.8
Sun Art Retail Group Ltd.	9,500	10,678	0.6
Sun Hung Kai Properties Ltd.	1,000	16,104	0.9
Techtronic Industries Co. Ltd.	6,000	35,149	1.9
VTech Holdings Ltd.	500	6,088	0.3
WH Group Ltd.	19,500	20,188	1.1
Xinyi Glass Holdings Ltd.	28,000	40,253	2.1

		617,156
Ireland
AerCap Holdings NV	865	45,092	2.4

Italy
A2A SpA	8,535	17,162	0.9
Anima Holding SpA	1,788	12,829	0.7
Banca Generali SpA	278	9,018	0.5
Banca Mediolanum SpA	643	5,153	0.3
Buzzi Unicem SpA	889	22,446	1.2
De’ Longhi SpA	123	3,677	0.2
Enel SpA	2,921	18,530	1.0
ERG SpA	577	13,824	0.7
Ferrari NV	50	6,134	0.3
FinecoBank Banca Fineco SpA	789	9,395	0.5
Iren SpA	7,577	23,020	1.2
Mediaset SpA	151	599	0.0
Mediobanca Banca di Credito Finanziario SpA	974	11,802	0.6
Moncler SpA	1,260	56,791	3.0
Prysmian SpA	353	10,377	0.6
Recordati SpA	237	8,454	0.5
Telecom Italia SpA	22,824	22,516	1.2
Terna Rete Elettrica Nazionale SpA	1,813	10,882	0.6

		262,609

	Shares	Value	% of Basket Value
Japan
Ajinomoto Co., Inc.	1,000	$18,322	1.0%
Alfresa Holdings Corp.	200	4,413	0.2
Amada Holdings Co. Ltd.	1,900	22,808	1.2
Aoyama Trading Co. Ltd.	800	30,811	1.6
Aozora Bank Ltd.	300	12,102	0.6
Asahi Glass Co. Ltd.	200	8,300	0.4
Azbil Corp.	100	4,654	0.2
Bridgestone Corp.	2,000	83,605	4.5
Brother Industries Ltd.	2,000	42,899	2.3
Canon Marketing Japan, Inc.	700	15,212	0.8
Canon, Inc.	200	6,880	0.4
Central Japan Railway Co.	900	180,346	9.6
Citizen Watch Co. Ltd.	500	3,725	0.2
COMSYS Holdings Corp.	300	8,346	0.4
Cosmo Energy Holdings Co. Ltd.	1,900	62,592	3.3
Credit Saison Co. Ltd.	700	12,537	0.7
CyberAgent, Inc.	200	10,985	0.6
Daicel Corp.	400	4,615	0.2
Denka Co. Ltd.	500	17,801	0.9
Denso Corp.	800	42,069	2.2
DIC Corp.	200	6,787	0.4
DMG Mori Co. Ltd.	800	14,948	0.8
Dowa Holdings Co. Ltd.	100	3,758	0.2
East Japan Railway Co.	300	28,820	1.5
Ezaki Glico Co. Ltd.	700	37,708	2.0
FUJIFILM Holdings Corp.	1,600	64,346	3.4
Fujitsu General Ltd.	600	9,769	0.5
Fujitsu Ltd.	8,000	48,500	2.6
Glory Ltd.	200	6,877	0.4
Gree, Inc.	2,000	11,051	0.6
Gunma Bank Ltd. (The)	1,000	5,836	0.3
Haseko Corp.	1,800	28,313	1.5
Hirose Electric Co. Ltd.	105	14,776	0.8
Hisamitsu Pharmaceutical Co., Inc.	100	7,773	0.4
Hoshizaki Corp.	300	27,849	1.5
Hoya Corp.	600	32,055	1.7
Ito En Ltd.	300	11,961	0.6
ITOCHU Corp.	700	13,999	0.7
Itochu Techno-Solutions Corp.	1,200	24,806	1.3
Jafco Co. Ltd.	400	17,543	0.9
Japan Airlines Co. Ltd.	500	19,732	1.1
JTEKT Corp.	100	1,618	0.1
Kakaku.com, Inc.	1,400	26,690	1.4
KDDI Corp.	100	2,684	0.1
Kinden Corp.	2,200	38,370	2.0
K’s Holdings Corp.	2,800	40,385	2.1
Kuraray Co. Ltd.	6,900	114,914	6.1
Kyushu Railway Co.	300	9,601	0.5
Lawson, Inc.	100	6,606	0.4
Lintec Corp.	500	14,469	0.8
LIXIL Group Corp.	500	11,198	0.6
Mabuchi Motor Co. Ltd.	100	5,024	0.3
Marubeni Corp.	2,100	15,770	0.8
Matsui Securities Co. Ltd.	2,600	25,349	1.3
Medipal Holdings Corp.	300	6,436	0.3
MEIJI Holdings Co. Ltd.	100	8,020	0.4
Mitsubishi Electric Corp.	1,300	19,930	1.1
Mitsubishi Materials Corp.	800	24,350	1.3
Mitsubishi Tanabe Pharma Corp.	1,800	34,188	1.8
Mitsui & Co. Ltd.	500	9,012	0.5
Mitsui Chemicals, Inc.	1,000	28,666	1.5
Mixi, Inc.	400	13,147	0.7
MS&AD Insurance Group Holdings, Inc.	1,000	33,696	1.8

23

Consolidated Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value
Japan (continued)
Nichirei Corp.	100	$2,897	0.2%
Nihon Kohden Corp.	200	5,716	0.3
Nippon Express Co. Ltd.	400	30,220	1.6
Nippon Paper Industries Co. Ltd.	500	9,576	0.5
Nippon Telegraph & Telephone Corp.	400	18,982	1.0
Nishi-Nippon Financial Holdings, Inc.	3,600	43,229	2.3
Nissan Chemical Industries Ltd.	300	13,339	0.7
Nissan Motor Co. Ltd.	2,400	25,249	1.3
Nomura Research Institute Ltd.	700	36,053	1.9
NTN Corp.	2,300	10,116	0.5
NTT Data Corp.	1,800	19,399	1.0
NTT DOCOMO, Inc.	100	2,583	0.1
Obayashi Corp.	800	9,213	0.5
Oji Holdings Corp.	11,000	77,381	4.1
OKUMA Corp.	100	5,712	0.3
Omron Corp.	800	43,176	2.3
Otsuka Corp.	300	13,901	0.7
Pola Orbis Holdings, Inc.	500	21,815	1.2
Recruit Holdings Co. Ltd.	3,300	76,088	4.1
Rohto Pharmaceutical Co. Ltd.	800	23,286	1.2
SCREEN Holdings Co. Ltd.	100	8,179	0.4
Sega Sammy Holdings, Inc.	600	9,856	0.5
Seino Holdings Co. Ltd.	100	1,873	0.1
Sekisui Chemical Co. Ltd.	300	5,307	0.3
Seven & i Holdings Co. Ltd.	1,300	57,279	3.0
Shimamura Co. Ltd.	100	11,637	0.6
Shimizu Corp.	400	3,958	0.2
Showa Shell Sekiyu KK	500	7,060	0.4
Skylark Co. Ltd.	1,600	23,535	1.3
Sompo Holdings, Inc.	600	25,122	1.3
Sotetsu Holdings, Inc.	200	5,730	0.3
Square Enix Holdings Co. Ltd.	600	24,869	1.3
Subaru Corp.	900	30,210	1.6
Sugi Holdings Co. Ltd.	300	17,466	0.9
Sumitomo Corp.	1,000	17,951	1.0
Sumitomo Dainippon Pharma Co. Ltd.	600	10,912	0.6
Sumitomo Heavy Industries Ltd.	500	19,105	1.0
Suruga Bank Ltd.	2,200	29,802	1.6
Suzuken Co. Ltd.	1,200	51,598	2.7
Suzuki Motor Corp.	1,800	96,746	5.2
T&D Holdings, Inc.	100	1,698	0.1
Taisei Corp.	600	32,368	1.7
Taisho Pharmaceutical Holdings Co. Ltd.	600	57,390	3.1
Teijin Ltd.	700	13,161	0.7
THK Co. Ltd.	200	6,971	0.4
Tokio Marine Holdings, Inc.	700	33,038	1.8
TOTO Ltd.	500	28,340	1.5
Toyo Suisan Kaisha Ltd.	100	3,937	0.2
Toyota Boshoku Corp.	4,300	90,270	4.8
Toyota Motor Corp.	200	13,114	0.7
Trend Micro, Inc.	100	5,979	0.3
Ube Industries Ltd.	300	9,139	0.5
West Japan Railway Co.	200	14,136	0.8
Yamato Kogyo Co. Ltd.	100	2,948	0.2
Yamazaki Baking Co. Ltd.	100	2,190	0.1
Yokohama Rubber Co. Ltd. (The)	400	9,418	0.5
Zensho Holdings Co. Ltd.	800	18,619	1.0
Zeon Corp.	200	2,583	0.1

		2,811,777
Luxembourg
APERAM SA	2,162	105,342	5.6
ArcelorMittal	239	8,101	0.4

		113,443

	Shares	Value	% of Basket Value
Macau
Wynn Macau Ltd.	4,400	$16,260	0.9%

Netherlands
ASM International NV	183	10,987	0.6
ASR Nederland NV	916	43,202	2.3
BE Semiconductor Industries NV	517	35,732	1.9
Euronext NV	25	1,792	0.1
ING Groep NV	652	10,987	0.6
Koninklijke Ahold Delhaize NV	2,112	50,951	2.7
Koninklijke Philips NV	475	20,105	1.1
NN Group NV	644	30,864	1.6
PostNL NV	19,164	74,394	4.0
Randstad NV	378	24,329	1.3
Wolters Kluwer NV	242	13,095	0.7

		316,438
Norway
DNB ASA	697	13,035	0.7
Leroy Seafood Group ASA	738	5,413	0.3
Norsk Hydro ASA	3,030	18,925	1.0
Salmar ASA	795	37,048	2.0
Statoil ASA	635	16,239	0.9
Telenor ASA	506	11,200	0.6
TGS NOPEC Geophysical Co. ASA	1,075	33,899	1.8

		135,759
Portugal
Sonae SGPS SA	7,667	10,426	0.6

Puerto Rico
Popular, Inc.	97	4,490	0.2

Singapore
Ascendas REIT	8,000	16,049	0.9
CapitaLand Mall Trust	69,300	109,436	5.8
ComfortDelGro Corp. Ltd.	3,000	5,063	0.3
Genting Singapore plc	35,300	30,927	1.6
Keppel Corp. Ltd.	2,000	12,266	0.7
Mapletree Commercial Trust	41,100	50,099	2.7
Mapletree Industrial Trust	38,600	58,913	3.1
Mapletree Logistics Trust	28,400	27,131	1.4
SATS Ltd.	2,400	9,973	0.5
Singapore Airlines Ltd.	1,600	13,055	0.7
StarHub Ltd.	11,200	19,106	1.0
Suntec REIT	6,400	9,407	0.5
UOL Group Ltd.	5,000	33,023	1.8
Yanlord Land Group Ltd.	77,200	98,443	5.2

		492,891
South Africa
Mondi plc	1,044	29,062	1.5

South Korea
CJ Corp.	34	5,151	0.3
Coway Co. Ltd.	532	43,475	2.3
Daelim Industrial Co. Ltd.	48	3,852	0.2
Hana Financial Group, Inc.	151	6,709	0.4
Hanwha Chemical Corp.	631	16,963	0.9
Hanwha Life Insurance Co. Ltd.	7,336	42,630	2.3
Hyundai Development Co-Engineering & Construction	171	7,429	0.4
Hyundai Engineering & Construction Co. Ltd.	188	11,134	0.6
Industrial Bank of Korea	1,809	28,368	1.5
KB Financial Group, Inc.	151	8,579	0.5
Korea Investment Holdings Co. Ltd.	59	4,984	0.3
KT Corp.	12	305	0.0
KT&G Corp.	52	4,755	0.3
LG Corp.	189	14,297	0.8

24

Consolidated Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value
South Korea (continued)
LG Display Co. Ltd.	24	$524	0.0%
LG Electronics, Inc.	490	46,461	2.5
LG Household & Health Care Ltd.	40	51,075	2.7
Ottogi Corp.	1	742	0.0
POSCO	122	42,036	2.2
S-1 Corp.	206	18,890	1.0
Samsung Electronics Co. Ltd.	33	81,878	4.4
Samsung Fire & Marine Insurance Co. Ltd.	27	6,742	0.4
Samsung Securities Co. Ltd.	1,129	38,830	2.1
Shinhan Financial Group Co. Ltd.	42	1,870	0.1
SK Holdings Co. Ltd.	13	3,558	0.2
SK Hynix, Inc.	1,577	124,022	6.6
SK Telecom Co. Ltd.	578	123,497	6.6
Yuhan Corp.	352	75,189	4.0

		813,945
Spain
ACS Actividades de Construccion y Servicios SA	26	1,096	0.1
Aena SME SA	162	33,393	1.8
Amadeus IT Group SA	331	24,150	1.3
Bankinter SA	2,252	23,536	1.3
Distribuidora Internacional de Alimentacion SA	1,510	6,998	0.4
Iberdrola SA	1,439	11,118	0.6
Mapfre SA	3,784	13,127	0.7
Mediaset Espana Comunicacion SA	4,168	39,888	2.1
Repsol SA	9,420	179,760	9.6
Telefonica SA	3,805	38,775	2.1
Viscofan SA	67	4,440	0.2

		376,281
Sweden
Ahlsell AB	2,583	15,423	0.8
Atlas Copco AB, Class A	2,341	91,548	4.9
Boliden AB	636	22,037	1.2
Electrolux AB	1,889	49,712	2.6
Fabege AB	1,352	15,567	0.8
Fastighets AB Balder, Class B	327	8,424	0.4
Hufvudstaden AB, Class A	45	660	0.0
JM AB	1,169	23,128	1.2
L E Lundbergforetagen AB, Class B	131	8,867	0.5
Loomis AB, Class B	146	5,317	0.3
Lundin Petroleum AB	668	18,415	1.0
NCC AB, Class B	1,548	28,514	1.5
Peab AB	4,616	40,867	2.2
Sandvik AB	928	15,823	0.8
Skandinaviska Enskilda Banken AB, Class A	381	3,577	0.2
SKF AB, Class B	544	11,013	0.6
Svenska Cellulosa AB SCA, Class B	1,163	12,880	0.7
Swedish Match AB	137	6,146	0.3
Tele2 AB, Class B	1,375	17,823	0.9
Volvo AB, Class B	282	4,779	0.3

		400,520
Switzerland
Adecco Group AG (Registered)	933	61,788	3.3
Allreal Holding AG (Registered)	143	23,511	1.3
Baloise Holding AG (Registered)	37	5,865	0.3
Bucher Industries AG (Registered)	29	10,628	0.6
Cembra Money Bank AG	48	4,069	0.2
Ferguson plc	901	68,969	3.7
Forbo Holding AG (Registered)	32	44,762	2.4
GAM Holding AG	497	7,933	0.4
Helvetia Holding AG (Registered)	44	26,137	1.4
Kuehne + Nagel International AG (Registered)	515	80,183	4.3
Novartis AG (Registered)	402	30,944	1.6

	Shares	Value	% of Basket Value
Switzerland (continued)
Partners Group Holding AG	30	$21,881	1.2%
PSP Swiss Property AG (Registered)	300	28,031	1.5
Roche Holding AG	593	131,757	7.0
SGS SA (Registered)	19	46,144	2.5
Sonova Holding AG (Registered)	167	27,521	1.5
STMicroelectronics NV	568	12,402	0.7
Swiss Life Holding AG (Registered)	11	3,848	0.2
Swiss Prime Site AG (Registered)	303	28,389	1.5
Swiss Re AG	404	38,489	2.0
Swisscom AG (Registered)	7	3,357	0.2
UBS Group AG (Registered)	180	3,021	0.2
Valiant Holding AG (Registered)	50	6,004	0.3
Vontobel Holding AG (Registered)	1,004	66,211	3.5
Zurich Insurance Group AG	40	12,777	0.7

		794,621
Taiwan
AU Optronics Corp.	208,000	85,770	4.6
Chang Hwa Commercial Bank Ltd.	89,250	51,376	2.7
China Life Insurance Co. Ltd.	40,420	43,793	2.3
Compal Electronics, Inc.	132,000	85,979	4.6
Far Eastern New Century Corp.	110,000	104,989	5.6
First Financial Holding Co. Ltd.	15,300	10,519	0.6
Formosa Chemicals & Fibre Corp.	40,000	146,966	7.8
Formosa Plastics Corp.	35,000	122,823	6.5
Hon Hai Precision Industry Co. Ltd.	800	2,225	0.1
Hua Nan Financial Holdings Co. Ltd.	10,250	6,199	0.3
Innolux Corp.	161,000	59,912	3.2
Lite-On Technology Corp.	2,000	2,639	0.1
Pegatron Corp.	3,000	6,994	0.4
Pou Chen Corp.	47,000	58,777	3.1
Taishin Financial Holding Co. Ltd.	69,172	33,612	1.8
Taiwan Cooperative Financial Holding Co. Ltd.	64,180	37,293	2.0
Taiwan Semiconductor Manufacturing Co. Ltd.	2,000	15,235	0.8
Uni-President Enterprises Corp.	39,000	93,860	5.0
United Microelectronics Corp.	174,000	93,833	5.0
Yuanta Financial Holding Co. Ltd.	104,000	49,634	2.6

		1,112,428
United Kingdom
Ashmore Group plc	3,561	20,118	1.1
BAE Systems plc	195	1,636	0.1
Barratt Developments plc	2,608	19,998	1.1
Beazley plc	3,760	30,540	1.6
Bellway plc	474	21,598	1.1
Berkeley Group Holdings plc	1,195	66,901	3.6
Bodycote plc	1,530	18,837	1.0
British Land Co. plc (The)	693	6,400	0.3
Britvic plc	1,139	11,258	0.6
Burberry Group plc	320	8,036	0.4
Centrica plc	15,260	32,311	1.7
Close Brothers Group plc	261	5,495	0.3
Direct Line Insurance Group plc	4,820	24,767	1.3
Dunelm Group plc	1,683	13,056	0.7
Electrocomponents plc	1,270	10,617	0.6
GlaxoSmithKline plc	4,654	93,346	5.0
Grafton Group plc	1,355	14,036	0.7
Howden Joinery Group plc	6,826	44,676	2.4
IMI plc	580	8,693	0.5
InterContinental Hotels Group plc	288	18,170	1.0
ITV plc	2,843	5,915	0.3
J Sainsbury plc	15,825	67,148	3.6
Kingfisher plc	11,376	47,443	2.5
Land Securities Group plc	323	4,385	0.2
Lloyds Banking Group plc	13,865	12,298	0.7

25

Consolidated Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value
United Kingdom (continued)
Man Group plc	20,893	$51,891	2.8%
Marks & Spencer Group plc	15,980	63,186	3.4
Moneysupermarket.com Group plc	751	3,093	0.2
National Express Group plc	2,393	12,914	0.7
Next plc	706	50,999	2.7
Pentair plc	292	19,646	1.0
RELX plc	1,701	36,355	1.9
Rightmove plc	706	44,276	2.4
Royal Mail plc	4,735	37,761	2.0
Schroders plc	85	3,845	0.2
Smith & Nephew plc	1,751	33,533	1.8
Smiths Group plc	1,853	40,602	2.2
Spectris plc	456	16,825	0.9
SSE plc	2,208	41,905	2.2
SSP Group plc	9,083	81,280	4.3
Tate & Lyle plc	4,108	32,444	1.7
Taylor Wimpey plc	13,748	36,206	1.9
Thomas Cook Group plc	13,568	23,044	1.2
Travis Perkins plc	1,261	21,959	1.2
WH Smith plc	3,951	105,899	5.6
William Hill plc	8,517	34,257	1.8

		1,399,598
United States
3M Co.	39	7,581	0.4
Aaron’s, Inc.	545	22,765	1.2
Accenture plc, Class A	203	30,694	1.6
Advanced Energy Industries, Inc.	16	953	0.1
AES Corp.	557	6,818	0.4
Affiliated Managers Group, Inc.	80	13,189	0.7
Aflac, Inc.	66	3,008	0.2
AGCO Corp.	198	12,411	0.7
AGNC Investment Corp.	479	9,063	0.5
Air Products & Chemicals, Inc.	30	4,869	0.3
Alcoa Corp.	648	33,178	1.8
Alexander’s, Inc.	38	14,947	0.8
Alliant Energy Corp.	353	15,161	0.8
Allison Transmission Holdings, Inc.	128	4,991	0.3
Allstate Corp. (The)	164	16,042	0.9
AMC Networks, Inc., Class A	518	26,936	1.4
Ameren Corp.	734	43,027	2.3
American Airlines Group, Inc.	263	11,291	0.6
American Eagle Outfitters, Inc.	306	6,328	0.3
American Electric Power Co., Inc.	183	12,806	0.7
American Express Co.	78	7,702	0.4
American Financial Group, Inc.	209	23,663	1.3
Ameriprise Financial, Inc.	64	8,973	0.5
Amgen, Inc.	646	112,714	6.0
Andeavor	106	14,662	0.8
Antero Resources Corp.	1,191	22,629	1.2
Anthem, Inc.	120	28,319	1.5
AO Smith Corp.	215	13,190	0.7
Aon plc	57	8,121	0.4
Apache Corp.	279	11,425	0.6
Apartment Investment & Management Co., Class A	56	2,274	0.1
Applied Industrial Technologies, Inc.	380	24,301	1.3
Applied Materials, Inc.	447	22,202	1.2
Arch Capital Group Ltd.	75	6,010	0.3
Assurant, Inc.	234	21,720	1.2
Assured Guaranty Ltd.	311	11,286	0.6
AT&T, Inc.	936	30,607	1.6
Atmos Energy Corp.	16	1,390	0.1
AVX Corp.	171	2,524	0.1
Axis Capital Holdings Ltd.	396	23,245	1.2

	Shares	Value	% of Basket Value
United States (continued)
Bank of Hawaii Corp.	20	$1,684	0.1%
Baxter International, Inc.	97	6,742	0.4
Bed Bath & Beyond, Inc.	1,670	29,158	1.6
Berry Global Group, Inc.	401	22,055	1.2
Big Lots, Inc.	178	7,556	0.4
Biogen, Inc.	30	8,208	0.4
Bio-Techne Corp.	226	34,106	1.8
Boeing Co. (The)	98	32,689	1.7
Booz Allen Hamilton Holding Corp.	677	26,830	1.4
BorgWarner, Inc.	649	31,762	1.7
Brinker International, Inc.	42	1,831	0.1
Brink’s Co. (The)	177	13,063	0.7
Broadridge Financial Solutions, Inc.	295	31,627	1.7
Brown-Forman Corp., Class B	191	10,704	0.6
Bruker Corp.	85	2,510	0.1
Brunswick Corp.	282	16,886	0.9
Burford Capital Ltd.	269	5,310	0.3
Burlington Stores, Inc.	107	14,536	0.8
CA, Inc.	252	8,770	0.5
Cabot Oil & Gas Corp.	322	7,699	0.4
CACI International, Inc., Class A	10	1,511	0.1
Cadence Design Systems, Inc.	773	30,966	1.6
Camden Property Trust	83	7,088	0.4
Campbell Soup Co.	183	7,463	0.4
Carnival Corp.	60	3,784	0.2
Carter’s, Inc.	13	1,304	0.1
Caterpillar, Inc.	45	6,496	0.3
Cathay General Bancorp	319	12,763	0.7
CBRE Group, Inc., Class A	633	28,681	1.5
CDK Global, Inc.	285	18,593	1.0
Celanese Corp.	151	16,409	0.9
Centene Corp.	173	18,784	1.0
CenterPoint Energy, Inc.	1,653	41,870	2.2
Charles River Laboratories International, Inc.	226	23,547	1.3
Cheesecake Factory, Inc. (The)	32	1,662	0.1
Chemed Corp.	54	16,644	0.9
Chemours Co. (The)	247	11,957	0.6
Chevron Corp.	182	22,770	1.2
Cigna Corp.	419	71,993	3.8
Cimarex Energy Co.	180	18,106	1.0
Cintas Corp.	173	29,462	1.6
Cirrus Logic, Inc.	3	109	0.0
Cisco Systems, Inc.	109	4,828	0.3
CIT Group, Inc.	649	34,365	1.8
Citizens Financial Group, Inc.	623	25,848	1.4
Citrix Systems, Inc.	299	30,770	1.6
CMS Energy Corp.	266	12,553	0.7
Cognizant Technology Solutions Corp., Class A	303	24,791	1.3
Coherent, Inc.	64	10,766	0.6
Colgate-Palmolive Co.	249	16,242	0.9
Columbia Property Trust, Inc.	1,245	26,593	1.4
Comerica, Inc.	150	14,187	0.8
Commerce Bancshares, Inc.	18	1,143	0.1
Community Bank System, Inc.	58	3,263	0.2
ConocoPhillips	808	52,924	2.8
Consolidated Edison, Inc.	256	20,513	1.1
Cooper Cos., Inc. (The)	3	686	0.0
Core Laboratories NV	40	4,898	0.3
CoreSite Realty Corp.	121	12,596	0.7
Cracker Barrel Old Country Store, Inc.	279	45,921	2.4
Credit Acceptance Corp.	15	4,963	0.3
Crown Holdings, Inc.	370	18,441	1.0
CubeSmart	664	19,548	1.0
Cullen/Frost Bankers, Inc.	199	22,776	1.2

26

Consolidated Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value
United States (continued)
Cummins, Inc.	141	$22,540	1.2%
Curtiss-Wright Corp.	41	5,250	0.3
CVR Energy, Inc.	119	4,106	0.2
Dana, Inc.	31	736	0.0
Darden Restaurants, Inc.	432	40,116	2.1
DCT Industrial Trust, Inc.	98	6,426	0.3
Deckers Outdoor Corp.	29	2,705	0.1
Dell Technologies, Inc., Class V	493	35,383	1.9
Delphi Technologies plc	150	7,262	0.4
Deluxe Corp.	647	44,345	2.4
Devon Energy Corp.	2,038	74,041	3.9
Diamond Offshore Drilling, Inc.	1,074	19,751	1.1
Dick’s Sporting Goods, Inc.	574	18,994	1.0
Discover Financial Services	56	3,990	0.2
Discovery, Inc., Class A	95	2,247	0.1
Domtar Corp.	99	4,346	0.2
Douglas Emmett, Inc.	71	2,646	0.1
Dover Corp.	68	6,304	0.3
DTE Energy Co.	526	55,440	3.0
Duke Realty Corp.	838	22,710	1.2
E*TRADE Financial Corp.	369	22,391	1.2
East West Bancorp, Inc.	536	35,708	1.9
Eastman Chemical Co.	331	33,788	1.8
Eaton Vance Corp.	17	925	0.0
EchoStar Corp., Class A	53	2,785	0.1
Edison International	36	2,359	0.1
Edwards Lifesciences Corp.	146	18,595	1.0
Electronic Arts, Inc.	47	5,545	0.3
Eli Lilly & Co.	52	4,216	0.2
Energizer Holdings, Inc.	475	27,246	1.5
EOG Resources, Inc.	473	55,894	3.0
EPR Properties	260	14,305	0.8
Equity LifeStyle Properties, Inc.	458	40,835	2.2
Essent Group Ltd.	847	27,917	1.5
Essex Property Trust, Inc.	28	6,711	0.4
Estee Lauder Cos., Inc. (The), Class A	533	78,932	4.2
Evercore, Inc., Class A	175	17,719	0.9
Everest Re Group Ltd.	97	22,569	1.2
Exelon Corp.	166	6,587	0.4
Expeditors International of Washington, Inc.	532	33,974	1.8
Express Scripts Holding Co.	1,628	123,240	6.6
F5 Networks, Inc.	345	56,266	3.0
FactSet Research Systems, Inc.	44	8,321	0.4
Fair Isaac Corp.	20	3,464	0.2
Fastenal Co.	404	20,196	1.1
FedEx Corp.	3	742	0.0
Fifth Third Bancorp	679	22,522	1.2
First American Financial Corp.	1,069	54,637	2.9
First Industrial Realty Trust, Inc.	129	4,013	0.2
FirstEnergy Corp.	668	22,979	1.2
Fiserv, Inc.	832	58,956	3.1
Flowers Foods, Inc.	108	2,442	0.1
Ford Motor Co.	523	5,879	0.3
Fortune Brands Home & Security, Inc.	204	11,157	0.6
Franklin Resources, Inc.	1,529	51,436	2.7
Freeport-McMoRan, Inc.	362	5,506	0.3
Fresh Del Monte Produce, Inc.	47	2,310	0.1
Garmin Ltd.	195	11,441	0.6
GATX Corp.	141	9,199	0.5
General Mills, Inc.	60	2,624	0.1
General Motors Co.	3,285	120,691	6.4
Gilead Sciences, Inc.	10	722	0.0
GoDaddy, Inc., Class A	88	5,681	0.3
Graco, Inc.	353	15,528	0.8

	Shares	Value	% of Basket Value
United States (continued)
Graham Holdings Co., Class B	8	$4,824	0.3%
Graphic Packaging Holding Co.	46	658	0.0
Green Dot Corp., Class A	593	36,060	1.9
Groupon, Inc.	1,637	7,596	0.4
Haemonetics Corp.	357	27,860	1.5
Halliburton Co.	775	41,067	2.2
Hanover Insurance Group, Inc. (The)	8	919	0.0
Hawaiian Holdings, Inc.	94	3,873	0.2
HCA Healthcare, Inc.	42	4,021	0.2
HD Supply Holdings, Inc.	137	5,303	0.3
Helen of Troy Ltd.	263	23,446	1.2
Herman Miller, Inc.	209	6,416	0.3
Hershey Co. (The)	291	26,755	1.4
Highwoods Properties, Inc.	47	2,069	0.1
Hill-Rom Holdings, Inc.	123	10,557	0.6
HollyFrontier Corp.	560	33,986	1.8
Home Depot, Inc. (The)	49	9,055	0.5
Host Hotels & Resorts, Inc.	538	10,523	0.6
HP, Inc.	1,178	25,315	1.3
Hubbell, Inc.	56	5,816	0.3
Humana, Inc.	200	58,836	3.1
Huntington Ingalls Industries, Inc.	18	4,378	0.2
Huntsman Corp.	1,765	52,544	2.8
IAC/InterActiveCorp	20	3,243	0.2
IDACORP, Inc.	37	3,441	0.2
IDEX Corp.	40	5,346	0.3
IDEXX Laboratories, Inc.	262	50,956	2.7
Illinois Tool Works, Inc.	8	1,136	0.1
Ingersoll-Rand plc	323	27,096	1.4
Ingredion, Inc.	79	9,566	0.5
Intel Corp.	191	9,859	0.5
Intuit, Inc.	178	32,893	1.8
Invesco Ltd.	121	3,505	0.2
Jabil, Inc.	1,178	31,335	1.7
John Wiley & Sons, Inc., Class A	145	9,563	0.5
Johnson & Johnson	50	6,325	0.3
JPMorgan Chase & Co.	127	13,815	0.7
KAR Auction Services, Inc.	57	2,963	0.2
KBR, Inc.	2,121	35,399	1.9
Kellogg Co.	327	19,260	1.0
Kroger Co. (The)	90	2,267	0.1
Laboratory Corp. of America Holdings	33	5,635	0.3
Lam Research Corp.	202	37,382	2.0
Lamb Weston Holdings, Inc.	387	25,279	1.3
Lancaster Colony Corp.	130	16,327	0.9
Landstar System, Inc.	35	3,558	0.2
Lear Corp.	138	25,802	1.4
Legg Mason, Inc.	123	4,883	0.3
Leucadia National Corp.	443	10,650	0.6
Liberty Property Trust	374	15,641	0.8
Ligand Pharmaceuticals, Inc.	77	11,923	0.6
Lincoln Electric Holdings, Inc.	311	25,773	1.4
Lincoln National Corp.	452	31,929	1.7
Louisiana-Pacific Corp.	3,918	110,997	5.9
LPL Financial Holdings, Inc.	292	17,686	0.9
LyondellBasell Industries NV, Class A	94	9,939	0.5
Mack-Cali Realty Corp.	178	3,056	0.2
Macy’s, Inc.	405	12,583	0.7
Magellan Health, Inc.	67	5,618	0.3
Manhattan Associates, Inc.	229	9,861	0.5
ManpowerGroup, Inc.	275	26,323	1.4
Marathon Oil Corp.	944	17,228	0.9
Marathon Petroleum Corp.	529	39,627	2.1
Marriott Vacations Worldwide Corp.	76	9,318	0.5

27

Consolidated Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value
United States (continued)
Masco Corp.	177	$6,703	0.4%
Masimo Corp.	90	8,076	0.4
Maxim Integrated Products, Inc.	409	22,291	1.2
MAXIMUS, Inc.	152	10,280	0.5
McKesson Corp.	57	8,904	0.5
MDC Holdings, Inc.	266	7,717	0.4
Mettler-Toledo International, Inc.	73	40,875	2.2
Michaels Cos., Inc. (The)	166	3,091	0.2
Micron Technology, Inc.	632	29,059	1.5
Microsoft Corp.	211	19,733	1.1
MKS Instruments, Inc.	29	2,970	0.2
Molina Healthcare, Inc.	64	5,328	0.3
Moody’s Corp.	60	9,732	0.5
Morningstar, Inc.	22	2,389	0.1
Motorola Solutions, Inc.	46	5,052	0.3
MSC Industrial Direct Co., Inc., Class A	200	17,288	0.9
MSCI, Inc.	107	16,032	0.9
Murphy Oil Corp.	220	6,624	0.4
Murphy USA, Inc.	59	3,692	0.2
Nasdaq, Inc.	343	30,294	1.6
National Fuel Gas Co.	29	1,489	0.1
National Health Investors, Inc.	404	27,581	1.5
NCR Corp.	234	7,200	0.4
NetApp, Inc.	947	63,051	3.4
New Relic, Inc.	148	10,344	0.6
New York Times Co. (The), Class A	718	16,837	0.9
Newfield Exploration Co.	1,102	32,840	1.7
NewMarket Corp.	15	5,693	0.3
Newmont Mining Corp.	38	1,493	0.1
News Corp., Class A	156	2,493	0.1
NiSource, Inc.	216	5,268	0.3
Northrop Grumman Corp.	111	35,746	1.9
Nu Skin Enterprises, Inc., Class A	578	41,125	2.2
NVR, Inc.	8	24,800	1.3
OGE Energy Corp.	45	1,479	0.1
Old Dominion Freight Line, Inc.	268	35,874	1.9
ON Semiconductor Corp.	401	8,854	0.5
ONE Gas, Inc.	244	17,012	0.9
O’Reilly Automotive, Inc.	24	6,146	0.3
Oshkosh Corp.	157	11,329	0.6
Owens-Illinois, Inc.	1,015	20,635	1.1
PACCAR, Inc.	250	15,918	0.8
Packaging Corp. of America	118	13,651	0.7
Papa John’s International, Inc.	293	18,166	1.0
Paramount Group, Inc.	236	3,387	0.2
Park Hotels & Resorts, Inc.	77	2,216	0.1
Parker-Hannifin Corp.	6	988	0.1
PBF Energy, Inc., Class A	549	21,043	1.1
PerkinElmer, Inc.	225	16,506	0.9
Philip Morris International, Inc.	155	12,710	0.7
Phillips 66	175	19,479	1.0
Pitney Bowes, Inc.	304	3,107	0.2
PNM Resources, Inc.	488	19,349	1.0
PolyOne Corp.	317	13,266	0.7
Portland General Electric Co.	98	4,163	0.2
PotlatchDeltic Corp.	238	12,340	0.7
PRA Health Sciences, Inc.	16	1,315	0.1
Principal Financial Group, Inc.	127	7,521	0.4
Progressive Corp. (The)	654	39,430	2.1
Prologis, Inc.	185	12,008	0.6
Prudential Financial, Inc.	34	3,615	0.2
PS Business Parks, Inc.	230	26,514	1.4
Public Service Enterprise Group, Inc.	398	20,756	1.1
PVH Corp.	5	798	0.0

	Shares	Value	% of Basket Value
United States (continued)
Quest Diagnostics, Inc.	390	$39,468	2.1%
Radian Group, Inc.	1,368	19,562	1.0
Ralph Lauren Corp.	538	59,099	3.1
Raymond James Financial, Inc.	69	6,193	0.3
Rayonier, Inc.	1,106	41,132	2.2
Red Hat, Inc.	294	47,940	2.6
Regal Beloit Corp.	145	10,324	0.5
Reliance Steel & Aluminum Co.	76	6,682	0.4
Retail Properties of America, Inc., Class A	678	7,824	0.4
Robert Half International, Inc.	115	6,986	0.4
Rockwell Automation, Inc.	68	11,188	0.6
Ross Stores, Inc.	9	728	0.0
RPC, Inc.	1,085	19,541	1.0
RPM International, Inc.	194	9,370	0.5
Ryder System, Inc.	357	24,073	1.3
Ryman Hospitality Properties, Inc.	118	9,249	0.5
S&P Global, Inc.	113	21,312	1.1
Sally Beauty Holdings, Inc.	1,857	32,108	1.7
Sanderson Farms, Inc.	417	46,354	2.5
Seagate Technology plc	92	5,326	0.3
Selective Insurance Group, Inc.	245	14,504	0.8
Sensient Technologies Corp.	70	4,666	0.2
Signet Jewelers Ltd.	11	428	0.0
Silgan Holdings, Inc.	8	225	0.0
Simpson Manufacturing Co., Inc.	128	6,999	0.4
Sirius XM Holdings, Inc.	2,562	16,217	0.9
Six Flags Entertainment Corp.	270	17,075	0.9
Skyworks Solutions, Inc.	31	2,690	0.1
Sonoco Products Co.	122	6,266	0.3
Southwest Airlines Co.	486	25,675	1.4
Stanley Black & Decker, Inc.	126	17,840	0.9
Starbucks Corp.	640	36,845	2.0
State Street Corp.	239	23,847	1.3
Steel Dynamics, Inc.	981	43,959	2.3
SunTrust Banks, Inc.	632	42,218	2.2
Synopsys, Inc.	565	48,313	2.6
Synovus Financial Corp.	501	26,187	1.4
T Rowe Price Group, Inc.	164	18,666	1.0
Target Corp.	387	28,096	1.5
TD Ameritrade Holding Corp.	298	17,311	0.9
TE Connectivity Ltd.	160	14,680	0.8
Tech Data Corp.	68	5,185	0.3
Telephone & Data Systems, Inc.	606	16,562	0.9
Tenneco, Inc.	2	89	0.0
Teradata Corp.	34	1,391	0.1
Teradyne, Inc.	1,608	52,340	2.8
Tetra Tech, Inc.	226	10,938	0.6
Texas Roadhouse, Inc.	335	21,467	1.1
Timken Co. (The)	255	10,901	0.6
Toll Brothers, Inc.	443	18,677	1.0
Torchmark Corp.	111	9,628	0.5
Toro Co. (The)	1,350	78,827	4.2
Travelers Cos., Inc. (The)	88	11,581	0.6
Trinseo SA	806	58,798	3.1
Trustmark Corp.	321	10,051	0.5
Tupperware Brands Corp.	433	19,294	1.0
Tyson Foods, Inc., Class A	26	1,823	0.1
UGI Corp.	554	26,808	1.4
UMB Financial Corp.	284	21,749	1.2
United Rentals, Inc.	41	6,150	0.3
United States Cellular Corp.	775	30,667	1.6
United Therapeutics Corp.	57	6,276	0.3
Unum Group	1,389	67,200	3.6
US Bancorp	352	17,758	0.9

28

Consolidated Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value
United States (continued)
US Foods Holding Corp.	223	$7,622	0.4%
Valero Energy Corp.	1,445	160,294	8.5
Valmont Industries, Inc.	18	2,558	0.1
Verizon Communications, Inc.	362	17,865	1.0
Vertex Pharmaceuticals, Inc.	47	7,199	0.4
Visa, Inc., Class A	326	41,363	2.2
Vishay Intertechnology, Inc.	1,336	23,580	1.3
Visteon Corp.	27	3,360	0.2
Walgreens Boots Alliance, Inc.	78	5,183	0.3
Walmart, Inc.	241	21,319	1.1
Washington Federal, Inc.	1,489	47,276	2.5
Washington REIT	307	8,817	0.5
Waters Corp.	169	31,841	1.7
Watsco, Inc.	67	11,217	0.6
Weingarten Realty Investors	210	5,769	0.3
Western Alliance Bancorp	225	13,271	0.7
Western Digital Corp.	188	14,813	0.8
Western Union Co. (The)	33	652	0.0
White Mountains Insurance Group Ltd.	16	13,845	0.7
Williams-Sonoma, Inc.	692	33,078	1.8
Wintrust Financial Corp.	27	2,415	0.1
Wolverine World Wide, Inc.	153	4,584	0.2
WP Carey, Inc.	47	3,001	0.2
Xcel Energy, Inc.	640	29,978	1.6
Xylem, Inc.	100	7,290	0.4
YUM! BRANDS, Inc.	568	49,473	2.6

		7,243,126

Total Reference Entity — Long		20,883,091

Reference Entity — Short

Austria
ams AG	(147)	$(12,124)	(0.6)%
Erste Group Bank AG	(209)	(10,220)	(0.5)
Raiffeisen Bank International AG	(346)	(11,680)	(0.6)
Wienerberger AG	(125)	(3,150)	(0.2)

		(37,174)

Belgium
Anheuser-Busch InBev SA/NV	(770)	(76,487)	(4.1)
Galapagos NV	(472)	(42,293)	(2.3)
Groupe Bruxelles Lambert SA	(175)	(20,004)	(1.1)
Ontex Group NV	(540)	(13,842)	(0.7)

		(152,626)
Bermuda
Triton International Ltd/Bermuda	(308)	(9,551)	(0.5)

Chile
Liberty Latin America Ltd., Class C	(709)	(12,805)	(0.7)

China
AAC Technologies Holdings, Inc.	(6,500)	(93,293)	(5.0)
Alibaba Health Information Technology Ltd.	(72,000)	(36,207)	(1.9)
Beijing Enterprises Water Group Ltd.	(236,000)	(137,018)	(7.3)
Brilliance China Automotive Holdings Ltd.	(52,141)	(92,838)	(4.9)
BYD Co. Ltd., H Shares	(1,500)	(10,487)	(0.6)
CGN Power Co. Ltd., H Shares	(373,000)	(101,719)	(5.4)
China Cinda Asset Management Co. Ltd., H Shares	(251,000)	(89,584)	(4.8)
China Everbright Bank Co. Ltd., H Shares	(192,000)	(95,950)	(5.1)
China Everbright International Ltd.	(91,000)	(127,642)	(6.8)
China Galaxy Securities Co. Ltd., H Shares	(123,000)	(80,791)	(4.3)
China Jinmao Holdings Group Ltd.	(108,000)	(61,136)	(3.3)

	Shares	Value	% of Basket Value
China
China Life Insurance Co. Ltd., H Shares	(13,000)	$(36,867)	(2.0	) %
China Longyuan Power Group Corp. Ltd., H Shares	(98,000)	(96,258)	(5.1)
China Mengniu Dairy Co. Ltd.	(3,000)	(9,671)	(0.5)
China Merchants Port Holdings Co. Ltd.	(70,130)	(156,696)	(8.3)
China Minsheng Banking Corp. Ltd., H Shares	(25,500)	(23,863)	(1.3)
China Overseas Land & Investment Ltd.	(2,000)	(6,701)	(0.4)
China Petroleum & Chemical Corp., H Shares	(6,000)	(5,843)	(0.3)
China Resources Gas Group Ltd.	(4,000)	(14,710)	(0.8)
China Resources Power Holdings Co. Ltd.	(6,000)	(11,509)	(0.6)
China State Construction International Holdings Ltd.	(167,904)	(218,368)	(11.6)
China Taiping Insurance Holdings Co. Ltd.	(11,000)	(36,786)	(2.0)
China Unicom Hong Kong Ltd.	(102,000)	(144,233)	(7.7)
COSCO SHIPPING Ports Ltd.	(94,000)	(82,671)	(4.4)
CRRC Corp. Ltd., H Shares	(37,000)	(32,704)	(1.7)
ENN Energy Holdings Ltd.	(1,000)	(9,352)	(0.5)
Far East Horizon Ltd.	(47,000)	(46,638)	(2.5)
GOME Retail Holdings Ltd.	(103,000)	(11,079)	(0.6)
Great Wall Motor Co. Ltd., H Shares	(15,500)	(16,077)	(0.9)
Guotai Junan International Holdings Ltd.	(299,000)	(89,337)	(4.8)
Haitong Securities Co. Ltd., H Shares	(38,058)	(51,965)	(2.8)
Huaneng Power International, Inc., H Shares	(40,000)	(26,436)	(1.4)
Huatai Securities Co. Ltd., H Shares	(27,400)	(55,501)	(3.0)
Kunlun Energy Co. Ltd.	(34,000)	(29,111)	(1.5)
Lenovo Group Ltd.	(148,000)	(70,267)	(3.7)
Minth Group Ltd.	(12,000)	(56,977)	(3.0)
MMG Ltd.	(40,000)	(29,675)	(1.6)
New China Life Insurance Co. Ltd., H Shares	(7,810)	(36,413)	(1.9)
PetroChina Co. Ltd., H Shares	(260,000)	(191,586)	(10.2)
SINA Corp.	(93)	(8,885)	(0.5)
Sino-Ocean Group Holding Ltd.	(9,500)	(6,596)	(0.4)
Sinopharm Group Co. Ltd., H Shares	(16,400)	(69,163)	(3.7)
SOHO China Ltd.	(54,000)	(27,728)	(1.5)
Sunac China Holdings Ltd.	(10,000)	(42,477)	(2.3)
Sunny Optical Technology Group Co. Ltd.	(2,000)	(32,635)	(1.7)
Tsingtao Brewery Co. Ltd., H Shares	(2,000)	(10,355)	(0.6)
Zhongsheng Group Holdings Ltd.	(11,500)	(32,967)	(1.8)
Zhuzhou CRRC Times Electric Co. Ltd., H Shares	(20,000)	(106,037)	(5.6)

		(2,860,802)
Denmark
Ambu A/S, Class B	(1,745)	(40,469)	(2.2)
Novozymes A/S, Class B	(385)	(18,100)	(1.0)
Orsted A/S	(234)	(15,406)	(0.8)

		(73,975)
Finland
Cargotec OYJ, Class B	(17)	(866)	(0.0)
Elisa OYJ	(362)	(16,001)	(0.9)
Huhtamaki OYJ	(697)	(28,350)	(1.5)
Kesko OYJ, Class B	(430)	(25,250)	(1.3)
Kone OYJ, Class B	(321)	(15,943)	(0.8)
Konecranes OYJ	(422)	(17,210)	(0.9)
Metso OYJ	(69)	(2,452)	(0.1)

		(106,072)
France
Aeroports de Paris	(283)	(62,295)	(3.3)
Airbus SE	(197)	(23,124)	(1.2)
Alstom SA	(196)	(8,924)	(0.5)
Alten SA	(123)	(12,217)	(0.7)
Bollore SA	(18,310)	(90,998)	(4.8)

29

Consolidated Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value
France (continued)
Bureau Veritas SA	(243)	$(6,354)	(0.3	) %
Electricite de France SA	(470)	(6,596)	(0.4)
Elis SA	(529)	(12,652)	(0.7)
Eutelsat Communications SA	(952)	(20,617)	(1.1)
Getlink	(5,271)	(74,410)	(4.0)
Iliad SA	(2)	(401)	(0.0)
Ingenico Group SA	(334)	(29,216)	(1.6)
JCDecaux SA	(573)	(20,534)	(1.1)
Korian SA	(869)	(30,385)	(1.6)
LVMH Moet Hennessy Louis Vuitton SE	(72)	(25,057)	(1.3)
Orpea	(87)	(11,149)	(0.6)
Publicis Groupe SA	(219)	(16,377)	(0.9)
Remy Cointreau SA	(168)	(23,146)	(1.2)
Renault SA	(183)	(19,834)	(1.1)
Rubis SCA	(1,705)	(132,660)	(7.1)
Sartorius Stedim Biotech	(118)	(11,000)	(0.6)
Societe Generale SA	(210)	(11,493)	(0.6)
Sodexo SA	(108)	(10,695)	(0.6)
Teleperformance	(192)	(30,855)	(1.6)
Vallourec SA	(6,935)	(41,882)	(2.2)
Vicat SA	(98)	(7,222)	(0.4)
Vivendi SA	(624)	(16,456)	(0.9)
Wendel SA	(32)	(4,833)	(0.3)

		(761,382)
Germany
1&1 Drillisch AG	(1,659)	(119,951)	(6.4)
Axel Springer SE	(123)	(10,075)	(0.5)
Commerzbank AG	(1,424)	(18,346)	(1.0)
CTS Eventim AG & Co. KGaA	(309)	(14,451)	(0.8)
Daimler AG (Registered)	(93)	(7,311)	(0.4)
Deutsche Boerse AG	(151)	(20,308)	(1.1)
Deutsche Wohnen SE	(701)	(33,083)	(1.8)
Evotec AG	(2,102)	(33,922)	(1.8)
GEA Group AG	(1,054)	(41,151)	(2.2)
Grand City Properties SA	(512)	(12,335)	(0.7)
GRENKE AG	(131)	(15,445)	(0.8)
Innogy SE	(652)	(28,649)	(1.5)
LANXESS AG	(242)	(17,926)	(1.0)
MAN SE	(1,914)	(220,612)	(11.7)
Rational AG	(9)	(5,629)	(0.3)
RWE AG	(890)	(21,273)	(1.1)
Scout24 AG	(266)	(13,746)	(0.7)
Siemens AG (Registered)	(59)	(7,493)	(0.4)
Stroeer SE & Co. KGaA	(77)	(5,636)	(0.3)
Telefonica Deutschland Holding AG	(12,819)	(61,179)	(3.3)
thyssenkrupp AG	(982)	(25,543)	(1.4)
United Internet AG (Registered)	(86)	(5,559)	(0.3)
Volkswagen AG (Preference)	(107)	(22,067)	(1.2)
Vonovia SE	(1,038)	(52,009)	(2.8)

		(813,699)
Ghana
Kosmos Energy Ltd.	(1,484)	(10,447)	(0.6)

Hong Kong
Alibaba Pictures Group Ltd.	(1,354,650)	(152,597)	(8.1)

	Shares	Value	% of Basket Value
Hong Kong (continued)
ASM Pacific Technology Ltd.	(100)	$(1,370)	(0.1	) %
Bank of East Asia Ltd. (The)	(13,000)	(57,084)	(3.0)
China Gas Holdings Ltd.	(14,000)	(49,612)	(2.6)
Dah Sing Financial Holdings Ltd.	(800)	(5,342)	(0.3)
Fullshare Holdings Ltd.	(142,500)	(78,252)	(4.2)
GCL-Poly Energy Holdings Ltd.	(191,000)	(23,626)	(1.3)
Haitong International Securities Group Ltd.	(101,623)	(59,240)	(3.2)
Hang Lung Group Ltd.	(14,000)	(42,287)	(2.3)
Hang Lung Properties Ltd.	(7,000)	(16,566)	(0.9)
HKT Trust & HKT Ltd.	(11,000)	(14,473)	(0.8)
Li & Fung Ltd.	(54,000)	(27,158)	(1.4)
Luk Fook Holdings International Ltd.	(3,000)	(12,539)	(0.7)
Man Wah Holdings Ltd.	(18,800)	(13,904)	(0.7)
New World Development Co. Ltd.	(48,061)	(70,482)	(3.8)
Nine Dragons Paper Holdings Ltd.	(14,000)	(20,880)	(1.1)
Shangri-La Asia Ltd.	(12,000)	(23,353)	(1.2)
Swire Pacific Ltd., Class A	(7,000)	(69,169)	(3.7)
Swire Properties Ltd.	(8,600)	(30,526)	(1.6)
Value Partners Group Ltd.	(20,000)	(18,918)	(1.0)
Wharf Holdings Ltd. (The)	(13,000)	(43,249)	(2.3)
Wheelock & Co. Ltd.	(3,000)	(22,258)	(1.2)

		(852,885)
Ireland
COSMO Pharmaceuticals NV	(771)	(112,458)	(6.0)

Israel
Mellanox Technologies Ltd.	(283)	(22,244)	(1.2)

Italy
Atlantia SpA	(880)	(29,128)	(1.6)
Banco BPM SpA	(1,523)	(5,524)	(0.3)
BPER Banca	(1,177)	(6,794)	(0.4)
Brunello Cucinelli SpA	(491)	(16,309)	(0.9)
Intesa Sanpaolo SpA	(7,421)	(28,229)	(1.5)
Leonardo SpA	(386)	(4,460)	(0.2)
Luxottica Group SpA	(104)	(6,488)	(0.3)
Poste Italiane SpA	(3,402)	(33,215)	(1.8)
Tod’s SpA	(293)	(22,624)	(1.2)
UniCredit SpA	(2,876)	(62,352)	(3.3)
Unione di Banche Italiane SpA	(3,020)	(15,555)	(0.8)
Unipol Gruppo SpA	(3,555)	(19,041)	(1.0)
UnipolSai Assicurazioni SpA	(9,484)	(25,488)	(1.4)

		(275,207)
Japan
Aeon Co. Ltd.	(400)	(7,993)	(0.4)
AEON Financial Service Co. Ltd.	(400)	(9,370)	(0.5)
Aiful Corp.	(5,900)	(19,951)	(1.1)
Alps Electric Co. Ltd.	(1,000)	(22,086)	(1.2)
Asahi Group Holdings Ltd.	(600)	(30,351)	(1.6)
Benesse Holdings, Inc.	(400)	(14,569)	(0.8)
Calbee, Inc.	(200)	(6,735)	(0.4)
Chiyoda Corp.	(6,200)	(63,660)	(3.4)
Daido Steel Co. Ltd.	(100)	(5,400)	(0.3)
Daifuku Co. Ltd.	(700)	(37,420)	(2.0)
Dai-ichi Life Holdings, Inc.	(800)	(15,882)	(0.8)
DeNA Co. Ltd.	(2,100)	(40,025)	(2.1)

30

Consolidated Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value
Japan (continued)
Dentsu, Inc.	(300)	$(14,212)	(0.8	) %
Don Quijote Holdings Co. Ltd.	(300)	(16,151)	(0.9)
Eisai Co. Ltd.	(300)	(20,121)	(1.1)
FamilyMart UNY Holdings Co. Ltd.	(600)	(58,399)	(3.1)
Fuji Oil Holdings, Inc.	(400)	(12,823)	(0.7)
Fukuoka Financial Group, Inc.	(3,000)	(16,062)	(0.9)
Fukuyama Transporting Co. Ltd.	(500)	(20,864)	(1.1)
GMO Payment Gateway, Inc.	(800)	(79,168)	(4.2)
H2O Retailing Corp.	(300)	(5,645)	(0.3)
Hachijuni Bank Ltd. (The)	(800)	(4,225)	(0.2)
Hamamatsu Photonics KK	(900)	(34,684)	(1.8)
Harmonic Drive Systems, Inc.	(600)	(28,571)	(1.5)
Hiroshima Bank Ltd. (The)	(100)	(761)	(0.0)
Hitachi Construction Machinery Co. Ltd.	(100)	(3,634)	(0.2)
Hitachi Transport System Ltd.	(100)	(2,678)	(0.1)
Honda Motor Co. Ltd.	(200)	(6,877)	(0.4)
Idemitsu Kosan Co. Ltd.	(100)	(3,907)	(0.2)
IHI Corp.	(300)	(9,806)	(0.5)
Iida Group Holdings Co. Ltd.	(8,900)	(173,500)	(9.2)
Inpex Corp.	(900)	(11,505)	(0.6)
Isetan Mitsukoshi Holdings Ltd.	(1,600)	(17,800)	(0.9)
Iyo Bank Ltd. (The)	(1,000)	(7,904)	(0.4)
Japan Exchange Group, Inc.	(400)	(7,408)	(0.4)
Japan Post Bank Co. Ltd.	(1,800)	(24,451)	(1.3)
Kawasaki Heavy Industries Ltd.	(700)	(23,402)	(1.2)
Kawasaki Kisen Kaisha Ltd.	(1,380)	(31,913)	(1.7)
Keihan Holdings Co. Ltd.	(1,300)	(41,975)	(2.2)
Keikyu Corp.	(400)	(7,328)	(0.4)
Keio Corp.	(200)	(9,130)	(0.5)
Kobe Steel Ltd.	(700)	(7,201)	(0.4)
Koito Manufacturing Co. Ltd.	(400)	(26,770)	(1.4)
Komatsu Ltd.	(300)	(10,227)	(0.5)
Kyocera Corp.	(800)	(51,115)	(2.7)
Kyowa Hakko Kirin Co. Ltd.	(300)	(6,491)	(0.3)
Kyudenko Corp.	(600)	(28,034)	(1.5)
Kyushu Financial Group, Inc.	(800)	(3,924)	(0.2)
Makita Corp.	(200)	(8,961)	(0.5)
Marui Group Co. Ltd.	(1,000)	(20,755)	(1.1)
MISUMI Group, Inc.	(1,700)	(46,914)	(2.5)
Mitsubishi Heavy Industries Ltd.	(400)	(15,813)	(0.8)
Mitsubishi Logistics Corp.	(700)	(16,146)	(0.9)
Mitsubishi UFJ Financial Group, Inc.	(2,400)	(16,083)	(0.9)
Mitsui Mining & Smelting Co. Ltd.	(100)	(4,227)	(0.2)
Mitsui OSK Lines Ltd.	(200)	(5,924)	(0.3)
Mizuho Financial Group, Inc.	(8,400)	(15,198)	(0.8)
Murata Manufacturing Co. Ltd.	(300)	(37,874)	(2.0)
Nexon Co. Ltd.	(4,200)	(61,116)	(3.3)
Nihon M&A Center, Inc.	(200)	(5,837)	(0.3)
Nippon Paint Holdings Co. Ltd.	(4,100)	(167,359)	(8.9)
Nippon Shokubai Co. Ltd.	(100)	(6,795)	(0.4)
Nippon Yusen KK	(500)	(10,635)	(0.6)
Nipro Corp.	(500)	(7,196)	(0.4)
Nishi-Nippon Railroad Co. Ltd.	(300)	(8,330)	(0.4)
Nissan Shatai Co. Ltd.	(400)	(4,283)	(0.2)
Nomura Holdings, Inc.	(1,200)	(6,911)	(0.4)
Odakyu Electric Railway Co. Ltd.	(2,200)	(47,351)	(2.5)
Olympus Corp.	(500)	(18,645)	(1.0)
Open House Co. Ltd.	(200)	(11,134)	(0.6)
Orient Corp.	(800)	(1,235)	(0.1)
Otsuka Holdings Co. Ltd.	(200)	(10,457)	(0.6)
PeptiDream, Inc.	(200)	(8,080)	(0.4)
Persol Holdings Co. Ltd.	(400)	(9,508)	(0.5)

	Shares	Value	% of Basket Value
Japan (continued)
Rakuten, Inc.	(5,400)	$(38,376)	(2.0	) %
Resona Holdings, Inc.	(2,400)	(13,637)	(0.7)
Ricoh Co. Ltd.	(700)	(6,840)	(0.4)
Rinnai Corp.	(100)	(9,955)	(0.5)
Sawai Pharmaceutical Co. Ltd.	(1,600)	(69,145)	(3.7)
Shimano, Inc.	(200)	(26,594)	(1.4)
Shin-Etsu Chemical Co. Ltd.	(200)	(20,070)	(1.1)
SKY Perfect JSAT Holdings, Inc.	(3,700)	(16,861)	(0.9)
SMC Corp.	(100)	(37,999)	(2.0)
SoftBank Group Corp.	(100)	(7,641)	(0.4)
Sojitz Corp.	(19,400)	(63,860)	(3.4)
Sosei Group Corp.	(200)	(13,780)	(0.7)
Sumitomo Electric Industries Ltd.	(1,300)	(19,902)	(1.1)
Sumitomo Forestry Co. Ltd.	(400)	(6,628)	(0.4)
Sumitomo Mitsui Financial Group, Inc.	(900)	(37,510)	(2.0)
Sumitomo Mitsui Trust Holdings, Inc.	(600)	(25,444)	(1.4)
Sysmex Corp.	(100)	(8,834)	(0.5)
Taiyo Nippon Sanso Corp.	(3,400)	(50,408)	(2.7)
Takara Bio, Inc.	(1,800)	(34,921)	(1.9)
TDK Corp.	(100)	(8,619)	(0.5)
Tokyu Corp.	(1,400)	(23,501)	(1.3)
Toppan Printing Co. Ltd.	(3,000)	(25,087)	(1.3)
Toray Industries, Inc.	(1,300)	(12,135)	(0.6)
Toyo Seikan Group Holdings Ltd.	(500)	(7,867)	(0.4)
Toyo Tire & Rubber Co. Ltd.	(300)	(5,107)	(0.3)
Toyota Industries Corp.	(2,100)	(123,839)	(6.6)
Tsumura & Co.	(1,400)	(50,784)	(2.7)
TV Asahi Holdings Corp.	(200)	(4,690)	(0.2)
Universal Entertainment Corp.	(200)	(9,501)	(0.5)
USS Co. Ltd.	(300)	(6,300)	(0.3)
Yakult Honsha Co. Ltd.	(400)	(28,497)	(1.5)
Yamaha Corp.	(300)	(14,476)	(0.8)
Yamato Holdings Co. Ltd.	(2,700)	(69,418)	(3.7)
Zenkoku Hosho Co. Ltd.	(100)	(4,127)	(0.2)

		(2,577,228)
Jersey
Randgold Resources Ltd.	(104)	(8,433)	(0.4)

Jordan
Hikma Pharmaceuticals plc	(50)	(882)	(0.0)

Macau
MGM China Holdings Ltd.	(6,442)	(17,666)	(0.9)
Mexico
Fresnillo plc	(3,630)	(63,714)	(3.4)

Netherlands
Altice NV, Class A	(723)	(6,920)	(0.4)
ASML Holding NV	(367)	(69,871)	(3.7)
Cimpress NV	(53)	(7,622)	(0.4)
Gemalto NV	(258)	(15,541)	(0.8)
IMCD NV	(200)	(12,307)	(0.7)
InterXion Holding NV	(2,009)	(130,625)	(7.0)
Koninklijke KPN NV	(1,920)	(5,975)	(0.3)
Royal Dutch Shell plc, Class B	(170)	(6,069)	(0.3)

		(254,930)
Norway
Aker ASA, Class A	(537)	(33,562)	(1.8)
Gjensidige Forsikring ASA	(264)	(4,179)	(0.2)
Schibsted ASA, Class B	(289)	(7,775)	(0.4)

		(45,516)
Portugal
Banco Comercial Portugues SA, Class R	(57,864)	(19,370)	(1.0)
NOS SGPS SA	(1,156)	(6,871)	(0.4)

		(26,241)

31

Consolidated Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value
Singapore
City Developments Ltd.	(1,500)	$(14,254)	(0.8	) %
Sembcorp Industries Ltd.	(29,900)	(68,872)	(3.7)

		(83,126)
South Africa
Investec plc	(1,324)	(10,474)	(0.6)
Mediclinic International plc	(7,752)	(71,332)	(3.8)

		(81,806)
South Korea
Amorepacific Corp.	(306)	(99,561)	(5.3)
BGF retail Co. Ltd.	(37)	(6,617)	(0.4)
BNK Financial Group, Inc.	(774)	(7,532)	(0.4)
CJ Logistics Corp.	(70)	(10,206)	(0.5)
Dongsuh Cos., Inc.	(887)	(22,812)	(1.2)
GS Retail Co. Ltd.	(469)	(16,293)	(0.9)
Hanmi Pharm Co. Ltd.	(16)	(6,927)	(0.4)
Hanmi Science Co. Ltd.	(27)	(1,954)	(0.1)
Hanssem Co. Ltd.	(639)	(69,518)	(3.7)
Hyosung Corp.	(44)	(5,383)	(0.3)
Hyundai Glovis Co. Ltd.	(13)	(2,043)	(0.1)
Hyundai Heavy Industries Co. Ltd.	(696)	(77,049)	(4.1)
Hyundai Mobis Co. Ltd.	(292)	(67,622)	(3.6)
Hyundai Motor Co.	(819)	(122,152)	(6.5)
Hyundai Steel Co.	(331)	(18,708)	(1.0)
Kakao Corp.	(214)	(22,020)	(1.2)
Kangwon Land, Inc.	(646)	(17,427)	(0.9)
Korea Aerospace Industries Ltd.	(538)	(21,621)	(1.2)
LG Chem Ltd.	(2)	(669)	(0.0)
Lotte Corp.	(18)	(1,094)	(0.1)
Lotte Shopping Co. Ltd.	(281)	(66,992)	(3.6)
NAVER Corp.	(150)	(100,026)	(5.3)
Ottogi Corp.	(1)	(742)	(0.0)
Samsung C&T Corp.	(1,441)	(187,953)	(10.0)
Samsung Electro-Mechanics Co. Ltd.	(552)	(60,613)	(3.2)
Samsung Heavy Industries Co. Ltd.	(12,576)	(85,966)	(4.6)
Samsung SDI Co. Ltd.	(404)	(68,793)	(3.7)
S-Oil Corp.	(482)	(49,433)	(2.6)

		(1,217,726)
Spain
Banco de Sabadell SA	(9,041)	(17,692)	(0.9)
Bankia SA	(14,674)	(64,384)	(3.4)
Bolsas y Mercados Espanoles SHMSF SA	(72)	(2,524)	(0.1)
Cellnex Telecom SA	(2,757)	(73,941)	(3.9)
Cia de Distribucion Integral Logista Holdings SA	(2,115)	(47,565)	(2.5)
CIE Automotive SA	(4)	(150)	(0.0)
Gas Natural SDG SA	(562)	(14,167)	(0.8)
Industria de Diseno Textil SA	(179)	(5,549)	(0.3)
Melia Hotels International SA	(117)	(1,740)	(0.1)
Zardoya Otis SA	(943)	(9,625)	(0.5)

		(237,337)
Sweden
BillerudKorsnas AB	(761)	(11,182)	(0.6)
Essity AB, Class B	(520)	(13,190)	(0.7)
Getinge AB, Class B	(591)	(5,506)	(0.3)
Hennes & Mauritz AB, Class B	(1,959)	(33,664)	(1.8)
Hexagon AB, Class B	(865)	(49,944)	(2.7)
Husqvarna AB, Class B	(787)	(7,569)	(0.4)
ICA Gruppen AB	(1,521)	(47,228)	(2.5)
Industrivarden AB, Class C	(1,025)	(21,581)	(1.1)
Kinnevik AB, Class B	(1,595)	(57,480)	(3.1)
Nibe Industrier AB, Class B	(3,345)	(34,082)	(1.8)

	Shares	Value	% of Basket Value
Sweden (continued)
Saab AB, Class B	(114)	$(4,666)	(0.2	) %
Skanska AB, Class B	(321)	(6,252)	(0.3)
Sweco AB, Class B	(2,824)	(57,517)	(3.1)
Swedbank AB, Class A	(493)	(10,710)	(0.6)
Telefonaktiebolaget LM Ericsson, Class B	(1,553)	(11,839)	(0.6)

		(372,410)
Switzerland
ABB Ltd. (Registered)	(414)	(9,653)	(0.5)
Cie Financiere Richemont SA (Registered)	(24)	(2,281)	(0.1)
Clariant AG (Registered)	(996)	(22,993)	(1.2)
Credit Suisse Group AG (Registered)	(523)	(8,821)	(0.5)
Dufry AG (Registered)	(396)	(56,009)	(3.0)
EFG International AG	(4,106)	(33,353)	(1.8)
EMS-Chemie Holding AG (Registered)	(42)	(25,941)	(1.4)
Flughafen Zurich AG (Registered)	(39)	(8,144)	(0.4)
Geberit AG (Registered)	(32)	(13,655)	(0.7)
Givaudan SA (Registered)	(4)	(8,904)	(0.5)
Glencore plc	(3,321)	(15,997)	(0.9)
Idorsia Ltd.	(1,349)	(30,939)	(1.6)
Lonza Group AG (Registered)	(130)	(31,763)	(1.7)
Nestle SA (Registered)	(386)	(29,903)	(1.6)
OC Oerlikon Corp. AG (Registered)	(59)	(953)	(0.1)
Panalpina Welttransport Holding AG (Registered)	(50)	(6,328)	(0.3)
Pargesa Holding SA	(127)	(11,886)	(0.6)
Sulzer AG (Registered)	(7)	(805)	(0.0)
VAT Group AG	(55)	(8,111)	(0.4)

		(326,439)
Taiwan
Advantech Co. Ltd.	(5,744)	(39,433)	(2.1)
ASE Industrial Holding Co. Ltd.	(12,500)	(33,926)	(1.8)
Asia Cement Corp.	(43,000)	(45,889)	(2.4)
Cheng Shin Rubber Industry Co. Ltd.	(36,000)	(58,049)	(3.1)
China Steel Corp.	(113,000)	(89,418)	(4.8)
Delta Electronics, Inc.	(24,000)	(87,012)	(4.6)
E.Sun Financial Holding Co. Ltd.	(3,222)	(2,278)	(0.1)
Eclat Textile Co. Ltd.	(5,367)	(64,750)	(3.4)
Hon Hai Precision Industry Co. Ltd.	(28,600)	(79,548)	(4.2)
Hotai Motor Co. Ltd.	(1,000)	(9,802)	(0.5)
MediaTek, Inc.	(10,123)	(115,135)	(6.1)
Mega Financial Holding Co. Ltd.	(83,000)	(73,273)	(3.9)
Nanya Technology Corp.	(6,000)	(18,677)	(1.0)

		(717,190)
United Kingdom
Admiral Group plc	(146)	(3,996)	(0.2)
Aggreko plc	(236)	(2,374)	(0.1)
ASOS plc	(195)	(15,619)	(0.8)
B&M European Value Retail SA	(3,510)	(19,560)	(1.0)
Babcock International Group plc	(1,392)	(14,050)	(0.7)
Balfour Beatty plc	(4,707)	(19,009)	(1.0)
BBA Aviation plc	(10,011)	(43,877)	(2.3)
boohoo.com plc	(8,384)	(21,134)	(1.1)
BP plc	(1,369)	(10,169)	(0.5)
British American Tobacco plc	(120)	(6,582)	(0.4)
Cairn Energy plc	(8,110)	(25,242)	(1.3)
Cobham plc	(15,822)	(24,989)	(1.3)
Compass Group plc	(808)	(17,334)	(0.9)
ConvaTec Group plc	(979)	(2,914)	(0.2)
Croda International plc	(167)	(10,216)	(0.5)
Daily Mail & General Trust plc, Class A	(582)	(5,406)	(0.3)
Diageo plc	(557)	(19,871)	(1.1)
Domino’s Pizza Group plc	(7,272)	(36,247)	(1.9)

32

Consolidated Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value
United Kingdom (continued)
Drax Group plc	(4,732)	$(20,490)	(1.1	) %
easyJet plc	(424)	(9,243)	(0.5)
Essentra plc	(553)	(3,356)	(0.2)
Fevertree Drinks plc	(752)	(29,229)	(1.6)
Greene King plc	(815)	(6,137)	(0.3)
GVC Holdings plc	(1,286)	(15,741)	(0.8)
Hargreaves Lansdown plc	(421)	(10,321)	(0.5)
HSBC Holdings plc	(2,544)	(25,328)	(1.3)
Informa plc	(1,736)	(17,625)	(0.9)
Inmarsat plc	(2,336)	(12,068)	(0.6)
John Wood Group plc	(1,092)	(8,512)	(0.5)
Johnson Matthey plc	(38)	(1,717)	(0.1)
Just Eat plc	(3,774)	(40,178)	(2.1)
Lancashire Holdings Ltd.	(1,270)	(10,421)	(0.6)
London Stock Exchange Group plc	(439)	(25,940)	(1.4)
Merlin Entertainments plc	(1,658)	(8,387)	(0.4)
Metro Bank plc	(482)	(21,880)	(1.2)
National Grid plc	(135)	(1,562)	(0.1)
Ocado Group plc	(45)	(333)	(0.0)
Pennon Group plc	(2,809)	(26,689)	(1.4)
Playtech plc	(844)	(9,414)	(0.5)
Reckitt Benckiser Group plc	(574)	(45,029)	(2.4)
Rolls-Royce Holdings plc	(1,446)	(16,700)	(0.9)
Rolls-Royce plc	(102,666)	(141)	(0.0)
Rotork plc	(4,623)	(20,849)	(1.1)
Saga plc	(14,540)	(27,110)	(1.4)
Severn Trent plc	(480)	(12,781)	(0.7)
Sky plc	(1,230)	(23,337)	(1.2)
Sophos Group plc	(1,695)	(11,574)	(0.6)
Spirax-Sarco Engineering plc	(83)	(6,579)	(0.4)
Sports Direct International plc	(19,191)	(106,276)	(5.7)
St James’s Place plc	(1,618)	(25,204)	(1.3)
Tesco plc	(6,754)	(21,876)	(1.2)
UBM plc	(1,091)	(14,525)	(0.8)
United Utilities Group plc	(3,556)	(36,262)	(1.9)
Virgin Money Holdings UK plc	(441)	(1,687)	(0.1)
Weir Group plc (The)	(424)	(12,407)	(0.7)
Whitbread plc	(92)	(5,413)	(0.3)

		(990,910)
United States
2U, Inc.	(334)	(26,884)	(1.4)
Abbott Laboratories	(185)	(10,754)	(0.6)
Acadia Healthcare Co., Inc.	(1,043)	(37,110)	(2.0)
ACADIA Pharmaceuticals, Inc.	(159)	(2,514)	(0.1)
Acadia Realty Trust	(150)	(3,540)	(0.2)
Adient plc	(81)	(4,964)	(0.3)
Advance Auto Parts, Inc.	(181)	(20,715)	(1.1)
Advanced Micro Devices, Inc.	(552)	(6,006)	(0.3)
AECOM	(503)	(17,323)	(0.9)
Agios Pharmaceuticals, Inc.	(325)	(27,271)	(1.5)
Air Lease Corp.	(147)	(6,128)	(0.3)
Akorn, Inc.	(658)	(9,495)	(0.5)
Albemarle Corp.	(158)	(15,320)	(0.8)
Alexion Pharmaceuticals, Inc.	(131)	(15,410)	(0.8)
Alkermes plc	(14)	(620)	(0.0)
Alleghany Corp.	(7)	(4,023)	(0.2)
Allegheny Technologies, Inc.	(1,504)	(39,961)	(2.1)
Allegiant Travel Co.	(24)	(3,846)	(0.2)
Allergan plc	(373)	(57,311)	(3.1)
Ally Financial, Inc.	(472)	(12,319)	(0.7)
Alnylam Pharmaceuticals, Inc.	(9)	(851)	(0.0)
Altria Group, Inc.	(519)	(29,121)	(1.6)

	Shares	Value	% of Basket Value
United States (continued)
Amazon.com, Inc.	(37)	$(57,947)	(3.1	) %
Ambarella, Inc.	(165)	(7,687)	(0.4)
American Campus Communities, Inc.	(14)	(548)	(0.0)
American Homes 4 Rent, Class A	(422)	(8,524)	(0.5)
American International Group, Inc.	(324)	(18,144)	(1.0)
American Water Works Co., Inc.	(136)	(11,775)	(0.6)
Amphenol Corp., Class A	(28)	(2,344)	(0.1)
AmTrust Financial Services, Inc.	(1,086)	(13,999)	(0.7)
Analog Devices, Inc.	(289)	(25,244)	(1.3)
Anixter International, Inc.	(170)	(10,013)	(0.5)
Archer-Daniels-Midland Co.	(52)	(2,360)	(0.1)
Arconic, Inc.	(1,220)	(21,728)	(1.2)
Arista Networks, Inc.	(5)	(1,323)	(0.1)
Arthur J Gallagher & Co.	(89)	(6,229)	(0.3)
athenahealth, Inc.	(134)	(16,411)	(0.9)
Autodesk, Inc.	(275)	(34,623)	(1.8)
Avnet, Inc.	(456)	(17,889)	(1.0)
Ball Corp.	(301)	(12,067)	(0.6)
Bank of New York Mellon Corp. (The)	(435)	(23,712)	(1.3)
Beacon Roofing Supply, Inc.	(125)	(6,119)	(0.3)
Becton Dickinson and Co.	(71)	(16,463)	(0.9)
Belden, Inc.	(138)	(8,501)	(0.5)
Berkshire Hathaway, Inc., Class B	(346)	(67,031)	(3.6)
BioMarin Pharmaceutical, Inc.	(657)	(54,866)	(2.9)
Black Hills Corp.	(10)	(567)	(0.0)
Black Knight, Inc.	(203)	(9,876)	(0.5)
Blackhawk Network Holdings, Inc.	(340)	(15,266)	(0.8)
Blackstone Mortgage Trust, Inc., Class A	(155)	(4,782)	(0.3)
BOK Financial Corp.	(10)	(1,007)	(0.1)
Bright Horizons Family Solutions, Inc.	(417)	(39,565)	(2.1)
Brighthouse Financial, Inc.	(268)	(13,609)	(0.7)
Brixmor Property Group, Inc.	(135)	(2,010)	(0.1)
Broadcom, Inc.	(7)	(1,606)	(0.1)
Cable One, Inc.	(24)	(15,243)	(0.8)
Caesars Entertainment Corp.	(417)	(4,733)	(0.3)
Callon Petroleum Co.	(2,129)	(29,614)	(1.6)
Carlisle Cos., Inc.	(49)	(5,279)	(0.3)
CarMax, Inc.	(682)	(42,625)	(2.3)
Carpenter Technology Corp.	(246)	(13,102)	(0.7)
Casey’s General Stores, Inc.	(13)	(1,256)	(0.1)
Cboe Global Markets, Inc.	(67)	(7,154)	(0.4)
Centennial Resource Development, Inc., Class A	(2,526)	(46,731)	(2.5)
CenturyLink, Inc.	(665)	(12,356)	(0.7)
CF Industries Holdings, Inc.	(279)	(10,825)	(0.6)
Charles Schwab Corp. (The)	(1)	(56)	(0.0)
Chemical Financial Corp.	(237)	(13,009)	(0.7)
Cheniere Energy, Inc.	(37)	(2,152)	(0.1)
Chipotle Mexican Grill, Inc.	(69)	(29,210)	(1.6)
Ciena Corp.	(653)	(16,815)	(0.9)
Clean Harbors, Inc.	(554)	(25,373)	(1.4)
Cleveland-Cliffs, Inc.	(99)	(735)	(0.0)
Clovis Oncology, Inc.	(82)	(3,557)	(0.2)
CME Group, Inc.	(146)	(23,021)	(1.2)
Comcast Corp., Class A	(216)	(6,780)	(0.4)
Conduent, Inc.	(137)	(2,666)	(0.1)
Cornerstone OnDemand, Inc.	(99)	(4,369)	(0.2)
CoStar Group, Inc.	(25)	(9,167)	(0.5)
Cotiviti Holdings, Inc.	(605)	(20,897)	(1.1)
Cousins Properties, Inc.	(164)	(1,458)	(0.1)
Crown Castle International Corp.	(10)	(1,009)	(0.1)
CSX Corp.	(196)	(11,640)	(0.6)
CyrusOne, Inc.	(135)	(7,235)	(0.4)

33

Consolidated Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value
United States (continued)
Danaher Corp.	(84)	$(8,427)	(0.4	) %
DDR Corp.	(2,874)	(20,837)	(1.1)
DENTSPLY SIRONA, Inc.	(23)	(1,158)	(0.1)
Dollar Tree, Inc.	(281)	(26,945)	(1.4)
Dominion Energy, Inc.	(422)	(28,088)	(1.5)
Dorman Products, Inc.	(151)	(9,703)	(0.5)
Dycom Industries, Inc.	(51)	(5,297)	(0.3)
Eagle Materials, Inc.	(115)	(11,380)	(0.6)
Eaton Corp. plc	(374)	(28,061)	(1.5)
Ecolab, Inc.	(251)	(36,337)	(1.9)
Ellie Mae, Inc.	(353)	(34,195)	(1.8)
Ensco plc, Class A	(4,239)	(23,950)	(1.3)
EPAM Systems, Inc.	(62)	(7,090)	(0.4)
Equifax, Inc.	(269)	(30,141)	(1.6)
Equinix, Inc.	(42)	(17,673)	(0.9)
Erie Indemnity Co., Class A	(58)	(6,773)	(0.4)
Exact Sciences Corp.	(208)	(10,402)	(0.6)
Expedia Group, Inc.	(48)	(5,527)	(0.3)
Facebook, Inc., Class A	(106)	(18,232)	(1.0)
Finisar Corp.	(1,200)	(18,696)	(1.0)
FireEye, Inc.	(1,112)	(20,072)	(1.1)
First Financial Bankshares, Inc.	(159)	(7,878)	(0.4)
First Horizon National Corp.	(600)	(10,980)	(0.6)
First Republic Bank	(485)	(45,042)	(2.4)
Five Below, Inc.	(395)	(27,891)	(1.5)
FleetCor Technologies, Inc.	(197)	(40,834)	(2.2)
Floor & Decor Holdings, Inc., Class A	(512)	(28,462)	(1.5)
Flowserve Corp.	(288)	(12,790)	(0.7)
Fluor Corp.	(206)	(12,144)	(0.6)
FNB Corp.	(4,849)	(63,037)	(3.4)
FNF Group	(533)	(19,630)	(1.0)
Forest City Realty Trust, Inc., Class A	(366)	(7,342)	(0.4)
FTI Consulting, Inc.	(87)	(5,081)	(0.3)
Gardner Denver Holdings, Inc.	(137)	(4,333)	(0.2)
GCI Liberty, Inc., Class A	(638)	(28,455)	(1.5)
Genuine Parts Co.	(215)	(18,989)	(1.0)
GGP, Inc.	(311)	(6,217)	(0.3)
Globus Medical, Inc., Class A	(163)	(8,344)	(0.4)
Goldman Sachs Group, Inc. (The)	(155)	(36,941)	(2.0)
Gramercy Property Trust	(351)	(8,249)	(0.4)
Grand Canyon Education, Inc.	(54)	(5,615)	(0.3)
Guidewire Software, Inc.	(72)	(6,093)	(0.3)
Gulfport Energy Corp.	(2,199)	(20,451)	(1.1)
Hancock Holding Co.	(76)	(3,713)	(0.2)
Harley-Davidson, Inc.	(154)	(6,334)	(0.3)
HCP, Inc.	(451)	(10,535)	(0.6)
Healthcare Services Group, Inc.	(640)	(24,723)	(1.3)
HealthEquity, Inc.	(470)	(30,865)	(1.6)
HEICO Corp., Class A	(19)	(1,371)	(0.1)
Hexcel Corp.	(418)	(27,784)	(1.5)
Hilltop Holdings, Inc.	(353)	(7,914)	(0.4)
Hilton Worldwide Holdings, Inc.	(196)	(15,453)	(0.8)
Home BancShares, Inc.	(936)	(21,753)	(1.2)
Hope Bancorp, Inc.	(1,413)	(24,431)	(1.3)
Horizon Pharma plc	(1,758)	(23,276)	(1.2)
Hormel Foods Corp.	(367)	(13,304)	(0.7)
HubSpot, Inc.	(141)	(14,932)	(0.8)
Hudson Pacific Properties, Inc.	(404)	(13,279)	(0.7)
IBERIABANK Corp.	(214)	(16,039)	(0.9)
ILG, Inc.	(189)	(6,451)	(0.3)
Illumina, Inc.	(82)	(19,756)	(1.1)
Incyte Corp.	(173)	(10,716)	(0.6)

	Shares	Value	% of Basket Value
United States (continued)
Ingevity Corp.	(129)	$(9,911)	(0.5	) %
Integrated Device Technology, Inc.	(450)	(12,524)	(0.7)
Intercontinental Exchange, Inc.	(671)	(48,621)	(2.6)
International Bancshares Corp.	(147)	(5,851)	(0.3)
International Flavors & Fragrances, Inc.	(151)	(21,330)	(1.1)
Invitation Homes, Inc.	(1,163)	(26,912)	(1.4)
Ionis Pharmaceuticals, Inc.	(33)	(1,420)	(0.1)
IQVIA Holdings, Inc.	(233)	(22,312)	(1.2)
j2 Global, Inc.	(120)	(9,526)	(0.5)
JB Hunt Transport Services, Inc.	(117)	(13,739)	(0.7)
John Bean Technologies Corp.	(102)	(10,991)	(0.6)
Kansas City Southern	(77)	(8,211)	(0.4)
Kemper Corp.	(211)	(14,243)	(0.8)
KeyCorp	(424)	(8,446)	(0.4)
Keysight Technologies, Inc.	(567)	(29,303)	(1.6)
Kimco Realty Corp.	(875)	(12,696)	(0.7)
Kinder Morgan, Inc.	(1,814)	(28,697)	(1.5)
Kirby Corp.	(93)	(7,933)	(0.4)
Laredo Petroleum, Inc.	(1,032)	(11,352)	(0.6)
Las Vegas Sands Corp.	(111)	(8,140)	(0.4)
LaSalle Hotel Properties	(609)	(18,008)	(1.0)
LCI Industries	(193)	(18,393)	(1.0)
Lennar Corp., Class A	(98)	(5,183)	(0.3)
Lexington Realty Trust	(945)	(7,598)	(0.4)
Liberty Media Corp-Liberty Formula One, Class C	(86)	(2,539)	(0.1)
Liberty Media Corp-Liberty SiriusXM, Class C	(74)	(3,083)	(0.2)
Lions Gate Entertainment Corp., Class B	(141)	(3,246)	(0.2)
Lithia Motors, Inc., Class A	(35)	(3,355)	(0.2)
LKQ Corp.	(1,646)	(51,059)	(2.7)
LogMeIn, Inc.	(204)	(22,481)	(1.2)
Lululemon Athletica, Inc.	(52)	(5,190)	(0.3)
Lumentum Holdings, Inc.	(89)	(4,490)	(0.2)
Macerich Co. (The)	(364)	(20,974)	(1.1)
Macquarie Infrastructure Corp.	(515)	(19,519)	(1.0)
Markel Corp.	(20)	(22,601)	(1.2)
Marriott International, Inc., Class A	(109)	(14,898)	(0.8)
Marsh & McLennan Cos., Inc.	(84)	(6,846)	(0.4)
Martin Marietta Materials, Inc.	(168)	(32,721)	(1.7)
MasTec, Inc.	(32)	(1,408)	(0.1)
Mattel, Inc.	(952)	(14,090)	(0.8)
MB Financial, Inc.	(456)	(19,435)	(1.0)
MDU Resources Group, Inc.	(85)	(2,394)	(0.1)
Medical Properties Trust, Inc.	(708)	(9,048)	(0.5)
Medicines Co. (The)	(219)	(6,590)	(0.4)
Medidata Solutions, Inc.	(398)	(28,401)	(1.5)
Medtronic plc	(302)	(24,199)	(1.3)
Mercury General Corp.	(10)	(457)	(0.0)
MetLife, Inc.	(377)	(17,972)	(1.0)
MGM Resorts International	(1,101)	(34,593)	(1.8)
Microchip Technology, Inc.	(115)	(9,621)	(0.5)
Microsemi Corp.	(268)	(17,337)	(0.9)
Mid-America Apartment Communities, Inc.	(354)	(32,377)	(1.7)
Middleby Corp. (The)	(100)	(12,584)	(0.7)
Minerals Technologies, Inc.	(9)	(621)	(0.0)
Molson Coors Brewing Co., Class B	(10)	(712)	(0.0)
Mondelez International, Inc., Class A	(386)	(15,247)	(0.8)
Monolithic Power Systems, Inc.	(11)	(1,288)	(0.1)
Monster Beverage Corp.	(143)	(7,865)	(0.4)
Morgan Stanley	(143)	(7,382)	(0.4)
Mosaic Co. (The)	(619)	(16,682)	(0.9)
Mylan NV	(482)	(18,682)	(1.0)
Nabors Industries Ltd.	(6,622)	(50,393)	(2.7)

34

Consolidated Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value
United States (continued)
Neogen Corp.	(527)	$(35,915)	(1.9	) %
Nevro Corp.	(586)	(52,365)	(2.8)
New Residential Investment Corp.	(559)	(9,771)	(0.5)
New York Community Bancorp, Inc.	(589)	(6,997)	(0.4)
Nexstar Media Group, Inc., Class A	(354)	(22,037)	(1.2)
NextEra Energy, Inc.	(26)	(4,262)	(0.2)
Nielsen Holdings plc	(591)	(18,587)	(1.0)
Nordson Corp.	(138)	(17,747)	(0.9)
Norfolk Southern Corp.	(91)	(13,056)	(0.7)
Norwegian Cruise Line Holdings Ltd.	(826)	(44,166)	(2.4)
Nuance Communications, Inc.	(1,295)	(19,062)	(1.0)
Nucor Corp.	(307)	(18,917)	(1.0)
NuVasive, Inc.	(42)	(2,235)	(0.1)
Oasis Petroleum, Inc.	(1,834)	(20,229)	(1.1)
Old National Bancorp	(249)	(4,283)	(0.2)
Olin Corp.	(186)	(5,615)	(0.3)
OneMain Holdings, Inc.	(69)	(2,129)	(0.1)
ONEOK, Inc.	(103)	(6,203)	(0.3)
Oracle Corp.	(290)	(13,244)	(0.7)
Ormat Technologies, Inc.	(338)	(19,570)	(1.0)
Outfront Media, Inc.	(287)	(5,381)	(0.3)
PacWest Bancorp	(167)	(8,557)	(0.5)
Palo Alto Networks, Inc.	(111)	(21,369)	(1.1)
Parsley Energy, Inc., Class A	(2,822)	(84,745)	(4.5)
Patterson-UTI Energy, Inc.	(1,389)	(29,752)	(1.6)
Paycom Software, Inc.	(156)	(17,817)	(0.9)
PayPal Holdings, Inc.	(217)	(16,190)	(0.9)
Pegasystems, Inc.	(43)	(2,625)	(0.1)
Penske Automotive Group, Inc.	(549)	(24,760)	(1.3)
Penumbra, Inc.	(206)	(25,616)	(1.4)
Physicians Realty Trust	(371)	(5,543)	(0.3)
Pinnacle Financial Partners, Inc.	(406)	(26,004)	(1.4)
Platform Specialty Products Corp.	(8,036)	(80,923)	(4.3)
Portola Pharmaceuticals, Inc.	(231)	(8,346)	(0.4)
Post Holdings, Inc.	(171)	(13,606)	(0.7)
Prestige Brands Holdings, Inc.	(321)	(9,450)	(0.5)
PriceSmart, Inc.	(462)	(40,471)	(2.2)
ProAssurance Corp.	(60)	(2,838)	(0.2)
Prosperity Bancshares, Inc.	(151)	(10,837)	(0.6)
PTC, Inc.	(26)	(2,141)	(0.1)
Puma Biotechnology, Inc.	(74)	(4,718)	(0.3)
QTS Realty Trust, Inc., Class A	(72)	(2,548)	(0.1)
QUALCOMM, Inc.	(405)	(20,659)	(1.1)
Quanta Services, Inc.	(664)	(21,580)	(1.1)
Range Resources Corp.	(1,677)	(23,226)	(1.2)
RBC Bearings, Inc.	(182)	(21,181)	(1.1)
Realogy Holdings Corp.	(180)	(4,466)	(0.2)
RealPage, Inc.	(147)	(7,865)	(0.4)
Realty Income Corp.	(12)	(606)	(0.0)
Regency Centers Corp.	(326)	(19,185)	(1.0)
Rexnord Corp.	(887)	(24,401)	(1.3)
RLI Corp.	(409)	(25,882)	(1.4)
RLJ Lodging Trust	(478)	(9,928)	(0.5)
Royal Gold, Inc.	(244)	(21,667)	(1.2)
RSP Permian, Inc.	(3,193)	(158,405)	(8.4)
Sabra Health Care REIT, Inc.	(544)	(9,961)	(0.5)
Sabre Corp.	(377)	(7,781)	(0.4)
Sage Therapeutics, Inc.	(115)	(16,551)	(0.9)
Sarepta Therapeutics, Inc.	(159)	(12,141)	(0.6)
Seattle Genetics, Inc.	(540)	(27,643)	(1.5)
SemGroup Corp., Class A	(506)	(12,726)	(0.7)
Sensata Technologies Holding plc	(185)	(9,383)	(0.5)

	Shares	Value	% of Basket Value
United States (continued)
Service Corp. International	(218)	$(7,959)	(0.4	) %
Shire plc	(671)	(35,731)	(1.9)
Signature Bank	(137)	(17,420)	(0.9)
Silicon Laboratories, Inc.	(20)	(1,858)	(0.1)
SM Energy Co.	(439)	(10,514)	(0.6)
Sotheby’s	(31)	(1,637)	(0.1)
South Jersey Industries, Inc.	(808)	(24,967)	(1.3)
Spectrum Brands Holdings, Inc.	(47)	(3,389)	(0.2)
Spirit Airlines, Inc.	(456)	(16,288)	(0.9)
Splunk, Inc.	(29)	(2,977)	(0.2)
Square, Inc., Class A	(647)	(30,629)	(1.6)
SS&C Technologies Holdings, Inc.	(165)	(8,192)	(0.4)
Stericycle, Inc.	(538)	(31,586)	(1.7)
STERIS plc	(83)	(7,845)	(0.4)
Sterling Bancorp	(156)	(3,705)	(0.2)
STORE Capital Corp.	(688)	(17,358)	(0.9)
Summit Materials, Inc., Class A	(1,237)	(34,809)	(1.9)
Sun Communities, Inc.	(79)	(7,414)	(0.4)
Symantec Corp.	(965)	(26,817)	(1.4)
Synchrony Financial	(60)	(1,990)	(0.1)
Syneos Health, Inc.	(1,583)	(60,312)	(3.2)
SYNNEX Corp.	(11)	(1,102)	(0.1)
Targa Resources Corp.	(794)	(37,294)	(2.0)
TESARO, Inc.	(718)	(36,553)	(1.9)
Tesla, Inc.	(308)	(90,521)	(4.8)
Texas Capital Bancshares, Inc.	(185)	(18,250)	(1.0)
TFS Financial Corp.	(259)	(3,862)	(0.2)
T-Mobile US, Inc.	(367)	(22,207)	(1.2)
TransDigm Group, Inc.	(5)	(1,603)	(0.1)
TRI Pointe Group, Inc.	(3,802)	(65,052)	(3.5)
Tribune Media Co., Class A	(369)	(13,945)	(0.7)
TripAdvisor, Inc.	(624)	(23,350)	(1.2)
Tyler Technologies, Inc.	(257)	(56,262)	(3.0)
Ulta Beauty, Inc.	(83)	(20,826)	(1.1)
Ultragenyx Pharmaceutical, Inc.	(978)	(49,722)	(2.6)
Under Armour, Inc., Class C	(131)	(2,011)	(0.1)
Union Pacific Corp.	(130)	(17,372)	(0.9)
United Bankshares, Inc.	(1,124)	(38,160)	(2.0)
Uniti Group, Inc.	(247)	(4,451)	(0.2)
Univar, Inc.	(239)	(6,587)	(0.4)
Universal Display Corp.	(129)	(11,358)	(0.6)
USG Corp.	(76)	(3,057)	(0.2)
Vail Resorts, Inc.	(125)	(28,664)	(1.5)
Ventas, Inc.	(52)	(2,674)	(0.1)
VEREIT, Inc.	(2,948)	(20,046)	(1.1)
Verisk Analytics, Inc.	(273)	(29,061)	(1.5)
ViaSat, Inc.	(35)	(2,239)	(0.1)
Vulcan Materials Co.	(194)	(21,668)	(1.2)
Wabtec Corp.	(449)	(39,876)	(2.1)
WageWorks, Inc.	(164)	(6,831)	(0.4)
Walt Disney Co. (The)	(214)	(21,471)	(1.1)
Waste Connections, Inc.	(363)	(26,245)	(1.4)
Weatherford International plc	(5,484)	(16,178)	(0.9)
WEC Energy Group, Inc.	(190)	(12,213)	(0.7)
Weight Watchers International, Inc.	(9)	(630)	(0.0)
Welbilt, Inc.	(76)	(1,456)	(0.1)
Welltower, Inc.	(35)	(1,870)	(0.1)
Wendy’s Co. (The)	(659)	(11,032)	(0.6)
WESCO International, Inc.	(89)	(5,300)	(0.3)
West Pharmaceutical Services, Inc.	(132)	(11,644)	(0.6)
Whirlpool Corp.	(4)	(620)	(0.0)
Whiting Petroleum Corp.	(447)	(18,247)	(1.0)

35

Consolidated Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value
United States (continued)
Workday, Inc., Class A	(68)	$(8,489)	(0.5)%
WPX Energy, Inc.	(1,880)	(32,129)	(1.7)
WR Berkley Corp.	(644)	(48,017)	(2.6)
Wright Medical Group NV	(1,549)	(30,376)	(1.6)
Wynn Resorts Ltd.	(28)	(5,213)	(0.3)
XPO Logistics, Inc.	(439)	(42,653)	(2.3)
Yelp, Inc.	(676)	(30,319)	(1.6)
Zayo Group Holdings, Inc.	(348)	(12,632)	(0.7)
Zillow Group, Inc., Class C	(237)	(11,492)	(0.6)
Zimmer Biomet Holdings, Inc.	(53)	(6,104)	(0.3)

		(5,881,714)
Total Reference Entity — Short		(19,004,595)

Net Value of Reference Entity — Citibank NA		$1,878,496

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Credit Suisse International, as of April 30, 2018, expiration dates 08/16/18-02/04/19:

	Shares	Value	% of Basket Value
Reference Entity — Long

Austria
Oesterreichische Post AG	158	$7,588	0.4%
Telekom Austria AG	151	1,440	0.1
voestalpine AG	53	2,796	0.1

		11,824
Belgium
Befimmo SA	9	585	0.0
Cie d’Entreprises CFE	136	17,146	0.9
Cofinimmo SA	39	5,177	0.3
Colruyt SA	539	30,330	1.5
D’ieteren SA/NV	721	30,700	1.5
Sofina SA	162	28,279	1.4
Solvay SA	30	4,172	0.2
UCB SA	496	37,356	1.9

		153,745
Bermuda
Marvell Technology Group Ltd.	551	11,053	0.5
RenaissanceRe Holdings Ltd.	115	15,645	0.8

		26,698

	Shares	Value	% of Basket Value
China
Agile Group Holdings Ltd.	14,000	$27,616	1.4%
Agricultural Bank of China Ltd., H Shares	35,000	19,733	1.0
Anhui Conch Cement Co. Ltd., H Shares	3,500	21,845	1.1
ANTA Sports Products Ltd.	1,000	5,706	0.3
Bank of Communications Co. Ltd., H Shares	25,000	20,457	1.0
Beijing Enterprises Holdings Ltd.	6,000	29,969	1.5
China Construction Bank Corp., H Shares	45,000	47,145	2.3
China Medical System Holdings Ltd.	6,000	14,693	0.7
China Merchants Bank Co. Ltd., H Shares	12,000	52,325	2.6
China Mobile Ltd.	3,000	28,579	1.4
China Railway Construction Corp. Ltd., H Shares	3,000	3,553	0.2
China Railway Group Ltd., H Shares	23,000	18,435	0.9
China Resources Pharmaceutical Group Ltd.	5,000	6,912	0.3
China Shenhua Energy Co. Ltd., H Shares	5,500	13,491	0.7
China Vanke Co. Ltd., H Shares	2,200	9,092	0.5
CITIC Ltd.	3,000	4,575	0.2
CNOOC Ltd.	21,000	35,526	1.8
Country Garden Holdings Co. Ltd.	5,000	10,195	0.5
CSPC Pharmaceutical Group Ltd.	28,000	71,318	3.5
Dongfeng Motor Group Co. Ltd., H Shares	104,000	115,007	5.7
Fosun International Ltd.	3,000	6,375	0.3
Geely Automobile Holdings Ltd.	14,000	36,820	1.8
GF Securities Co. Ltd., H Shares	4,200	7,395	0.4
Guangdong Investment Ltd.	4,000	6,191	0.3
Guangzhou Automobile Group Co. Ltd., H Shares	18,000	32,971	1.6
Haitian International Holdings Ltd.	26,000	69,194	3.4
Industrial & Commercial Bank of China Ltd., H Shares	8,000	7,023	0.3
Ping An Insurance Group Co. of China Ltd., H Shares	2,000	19,543	1.0
Shanghai Industrial Holdings Ltd.	5,000	13,111	0.7
Shimao Property Holdings Ltd.	11,000	29,096	1.4
Tencent Holdings Ltd.	4,900	240,898	12.0
Tingyi Cayman Islands Holding Corp.	20,000	37,917	1.9
Want Want China Holdings Ltd.	20,000	17,673	0.9
Yangzijiang Shipbuilding Holdings Ltd.	152,200	132,908	6.6

		1,213,287

36

Consolidated Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value
Denmark
Dfds A/S	527	$32,810	1.6%
GN Store Nord A/S	559	19,640	1.0
H Lundbeck A/S	351	20,334	1.0
Novo Nordisk A/S, Class B	2,479	116,582	5.8
Rockwool International A/S, Class B	148	44,620	2.2
Royal Unibrew A/S	731	48,400	2.4
Sydbank A/S	1,056	39,038	1.9
Topdanmark A/S	115	5,408	0.3

		326,832
Finland
Kemira OYJ	114	1,526	0.1
Neste OYJ	388	32,672	1.6
Sampo OYJ, Class A	157	8,491	0.4
Stora Enso OYJ, Class R	241	4,754	0.2
Tieto OYJ	1,377	49,323	2.5
UPM-Kymmene OYJ	1,705	60,837	3.0
Valmet OYJ	3,525	66,820	3.3

		224,423
France
Air France-KLM	1,205	11,810	0.6
Altran Technologies SA	1,513	23,354	1.2
Amundi SA	106	9,015	0.4
Arkema SA	189	24,758	1.2
Atos SE	1,095	147,825	7.3
AXA SA	603	17,245	0.9
BioMerieux	171	13,518	0.7
Casino Guichard Perrachon SA	254	13,175	0.7
Cie Plastic Omnium SA	1,881	90,396	4.5
Dassault Aviation SA	45	89,723	4.5
Eiffage SA	434	51,660	2.6
Eurazeo SA	263	23,101	1.1
Faurecia SA	1,042	85,089	4.2
Fonciere Des Regions	77	8,612	0.4
Ipsen SA	65	10,521	0.5
L’Oreal SA	70	16,855	0.8
Mercialys SA	1,448	27,709	1.4
Nexity SA	370	23,136	1.1
Orange SA	1,026	18,652	0.9
Peugeot SA	1,003	24,697	1.2
Sanofi	537	42,456	2.1
Schneider Electric SE	305	27,647	1.4
Television Francaise 1	97	1,213	0.1
TOTAL SA	1,618	101,694	5.1
Trigano SA	189	35,616	1.8
Ubisoft Entertainment SA	167	15,957	0.8
Valeo SA	588	39,313	2.0
Veolia Environnement SA	1,174	27,775	1.4
Vinci SA	305	30,495	1.5
Worldline SA/France	198	9,986	0.5

		1,063,003
Germany
Allianz SE (Registered)	136	32,167	1.6
Aurubis AG	648	57,908	2.9
BASF SE	1,208	125,685	6.2
Bayer AG (Registered)	90	10,757	0.5
Beiersdorf AG	66	7,467	0.4
Covestro AG	146	13,266	0.7
Evonik Industries AG	2,037	72,375	3.6
Fresenius Medical Care AG & Co. KGaA	156	15,829	0.8
FUCHS PETROLUB SE (Preference)	135	7,249	0.4
Hannover Rueck SE	342	48,032	2.4
HOCHTIEF AG	17	3,102	0.2

	Shares	Value	% of Basket Value
Germany (continued)
Merck KGaA	449	$43,863	2.2%
MTU Aero Engines AG	100	17,201	0.9
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	344	78,729	3.9
Nemetschek SE	525	62,914	3.1
ProSiebenSat.1 Media SE	134	4,861	0.2
Rheinmetall AG	321	41,949	2.1
Siltronic AG	289	46,277	2.3
Software AG	107	5,260	0.3
TUI AG	712	16,101	0.8
Uniper SE	204	6,308	0.3
Wacker Chemie AG	199	35,761	1.8

		753,061
Hong Kong
AIA Group Ltd.	1,000	8,937	0.4
CK Asset Holdings Ltd.	6,000	51,798	2.6
CLP Holdings Ltd.	5,500	57,112	2.8
Haier Electronics Group Co. Ltd.	7,000	24,218	1.2
HK Electric Investments & HK Electric Investments Ltd.	56,500	52,550	2.6
Hong Kong & China Gas Co. Ltd.	15,000	31,342	1.6
Kerry Properties Ltd.	1,000	4,781	0.2
Kingboard Chemical Holdings Ltd.	7,500	30,512	1.5
Kingboard Laminates Holdings Ltd.	30,000	39,987	2.0
Melco International Development Ltd.	16,000	59,237	2.9
MTR Corp. Ltd.	8,000	44,950	2.2
Power Assets Holdings Ltd.	16,500	122,878	6.1
Sino Biopharmaceutical Ltd.	44,000	92,656	4.6
Sun Art Retail Group Ltd.	16,500	18,545	0.9
Techtronic Industries Co. Ltd.	2,000	11,716	0.6
VTech Holdings Ltd.	2,400	29,223	1.5
WH Group Ltd.	27,500	28,470	1.4
Xinyi Glass Holdings Ltd.	8,000	11,501	0.6

		720,413
Ireland
AerCap Holdings NV	1,448	75,484	3.8

Italy
A2A SpA	28,778	57,865	2.9
Anima Holding SpA	965	6,924	0.3
Assicurazioni Generali SpA	588	11,865	0.6
Autogrill SpA	5,146	65,584	3.3
Azimut Holding SpA	334	7,012	0.3
De’ Longhi SpA	31	927	0.0
ERG SpA	453	10,853	0.5
FinecoBank Banca Fineco SpA	2,930	34,890	1.7
Iren SpA	5,257	15,972	0.8
Mediaset SpA	3,397	13,479	0.7
Recordati SpA	622	22,187	1.1
Societa Iniziative Autostradali e Servizi SpA	2,736	57,957	2.9
Telecom Italia SpA	35,069	34,596	1.7

		340,111
Japan
Alfresa Holdings Corp.	700	15,445	0.8
Aoyama Trading Co. Ltd.	800	30,811	1.5
Aozora Bank Ltd.	3,600	145,230	7.2
Asics Corp.	1,300	24,566	1.2
Astellas Pharma, Inc.	800	11,701	0.6
Autobacs Seven Co. Ltd.	100	1,888	0.1
Azbil Corp.	1,100	51,193	2.5
Bridgestone Corp.	400	16,721	0.8
Brother Industries Ltd.	1,800	38,609	1.9
Canon Marketing Japan, Inc.	1,600	34,770	1.7

37

Consolidated Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value
Japan (continued)
Canon, Inc.	700	$24,079	1.2%
Chugoku Bank Ltd. (The)	600	6,968	0.3
Citizen Watch Co. Ltd.	200	1,490	0.1
COMSYS Holdings Corp.	400	11,128	0.6
Credit Saison Co. Ltd.	700	12,537	0.6
CyberAgent, Inc.	400	21,971	1.1
Daiichikosho Co. Ltd.	1,600	83,947	4.2
Daiwa Securities Group, Inc.	1,000	6,135	0.3
Denka Co. Ltd.	500	17,801	0.9
Denso Corp.	200	10,517	0.5
DIC Corp.	100	3,393	0.2
DMG Mori Co. Ltd.	1,000	18,685	0.9
East Japan Railway Co.	200	19,214	1.0
Ezaki Glico Co. Ltd.	100	5,387	0.3
Fast Retailing Co. Ltd.	100	43,902	2.2
Fujitsu General Ltd.	800	13,025	0.6
Glory Ltd.	1,900	65,334	3.2
GS Yuasa Corp.	2,000	10,766	0.5
GungHo Online Entertainment, Inc.	22,000	66,356	3.3
Gunma Bank Ltd. (The)	100	584	0.0
Haseko Corp.	1,600	25,167	1.3
Hitachi High-Technologies Corp.	200	9,328	0.5
Hitachi Ltd.	1,000	7,299	0.4
Hoya Corp.	1,800	96,165	4.8
Ito En Ltd.	1,100	43,857	2.2
ITOCHU Corp.	1,900	37,997	1.9
Itochu Techno-Solutions Corp.	600	12,403	0.6
Izumi Co. Ltd.	300	19,809	1.0
Jafco Co. Ltd.	1,800	78,944	3.9
Japan Airlines Co. Ltd.	2,400	94,715	4.7
JSR Corp.	1,000	18,838	0.9
Kagome Co. Ltd.	500	18,027	0.9
Kajima Corp.	19,000	183,048	9.1
Kakaku.com, Inc.	1,200	22,877	1.1
Kaken Pharmaceutical Co. Ltd.	500	29,568	1.5
Kamigumi Co. Ltd.	1,000	22,512	1.1
Kaneka Corp.	2,000	19,763	1.0
Kao Corp.	2,600	186,904	9.3
Kirin Holdings Co. Ltd.	100	2,807	0.1
Konami Holdings Corp.	200	9,822	0.5
Konica Minolta, Inc.	6,700	57,512	2.9
Kose Corp.	100	18,480	0.9
Kyowa Exeo Corp.	500	13,003	0.6
Kyushu Railway Co.	300	9,601	0.5
Lawson, Inc.	200	13,212	0.7
Lion Corp.	100	2,154	0.1
LIXIL Group Corp.	300	6,719	0.3
Mabuchi Motor Co. Ltd.	200	10,048	0.5
Marubeni Corp.	100	751	0.0
Matsui Securities Co. Ltd.	200	1,950	0.1
Matsumotokiyoshi Holdings Co. Ltd.	200	8,909	0.4
Medipal Holdings Corp.	1,100	23,598	1.2
Megmilk Snow Brand Co. Ltd.	100	3,011	0.1
Miraca Holdings, Inc.	900	35,037	1.7
Mitsubishi Chemical Holdings Corp.	700	6,622	0.3
Mitsubishi Gas Chemical Co., Inc.	1,500	35,153	1.7
Mitsui & Co. Ltd.	2,000	36,046	1.8
Mixi, Inc.	500	16,433	0.8
Mochida Pharmaceutical Co. Ltd.	400	28,183	1.4
Morinaga & Co. Ltd.	100	4,870	0.2
MS&AD Insurance Group Holdings, Inc.	700	23,587	1.2
Nagase & Co. Ltd.	600	10,246	0.5
Nagoya Railroad Co. Ltd.	800	20,953	1.0

	Shares	Value	% of Basket Value
Japan (continued)
NEC Corp.	200	$5,482	0.3%
NHK Spring Co. Ltd.	2,700	29,837	1.5
Nichirei Corp.	700	20,279	1.0
Nihon Kohden Corp.	300	8,574	0.4
Nikon Corp.	5,900	102,663	5.1
Nippon Express Co. Ltd.	500	37,775	1.9
Nippon Paper Industries Co. Ltd.	500	9,576	0.5
Nippon Telegraph & Telephone Corp.	200	9,491	0.5
Nissan Motor Co. Ltd.	6,900	72,591	3.6
NTN Corp.	1,000	4,398	0.2
NTT DOCOMO, Inc.	200	5,167	0.3
Otsuka Corp.	500	23,169	1.2
Panasonic Corp.	4,900	72,555	3.6
Sankyu, Inc.	400	19,441	1.0
Sanwa Holdings Corp.	100	1,284	0.1
Sega Sammy Holdings, Inc.	2,100	34,496	1.7
Seino Holdings Co. Ltd.	8,900	166,704	8.3
Sekisui Chemical Co. Ltd.	2,600	45,994	2.3
Shionogi & Co. Ltd.	1,200	61,670	3.1
Shiseido Co. Ltd.	500	32,441	1.6
Showa Shell Sekiyu KK	8,800	124,261	6.2
Skylark Co. Ltd.	500	7,355	0.4
Sompo Holdings, Inc.	800	33,496	1.7
Sony Corp.	200	9,341	0.5
Square Enix Holdings Co. Ltd.	1,300	53,882	2.7
Subaru Corp.	1,000	33,566	1.7
Sumitomo Dainippon Pharma Co. Ltd.	3,700	67,291	3.3
Sumitomo Rubber Industries Ltd.	500	8,929	0.4
Sundrug Co. Ltd.	400	20,577	1.0
Suruga Bank Ltd.	900	12,192	0.6
T&D Holdings, Inc.	500	8,492	0.4
Taisei Corp.	400	21,578	1.1
Taisho Pharmaceutical Holdings Co. Ltd.	100	9,565	0.5
Teijin Ltd.	1,600	30,081	1.5
TIS, Inc.	500	19,835	1.0
Tokai Tokyo Financial Holdings, Inc.	1,100	7,968	0.4
Tokio Marine Holdings, Inc.	400	18,879	0.9
Tosoh Corp.	200	3,538	0.2
Toyo Suisan Kaisha Ltd.	600	23,624	1.2
Toyobo Co. Ltd.	600	11,688	0.6
Toyota Boshoku Corp.	900	18,894	0.9
Toyota Motor Corp.	1,000	65,572	3.3
TS Tech Co. Ltd.	1,900	76,873	3.8
Ulvac, Inc.	800	42,795	2.1
West Japan Railway Co.	300	21,204	1.1
Yamaguchi Financial Group, Inc.	3,000	37,475	1.9
Yamazaki Baking Co. Ltd.	1,700	37,225	1.8
Yokogawa Electric Corp.	800	17,616	0.9
Yokohama Rubber Co. Ltd. (The)	200	4,709	0.2
Zensho Holdings Co. Ltd.	300	6,982	0.3

		3,759,151
Kazakhstan
KAZ Minerals plc	1,134	14,328	0.7

Luxembourg
APERAM SA	876	42,683	2.1
ArcelorMittal	148	5,016	0.2
RTL Group SA	146	12,014	0.6

		59,713
Macau
Wynn Macau Ltd.	4,800	17,738	0.9

Netherlands
Aalberts Industries NV	223	10,980	0.5

38

Consolidated Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value
Netherlands (continued)
ASM International NV	366	$21,974	1.1%
ASR Nederland NV	652	30,751	1.5
BE Semiconductor Industries NV	248	17,140	0.9
Euronext NV	86	6,165	0.3
ING Groep NV	838	14,121	0.7
Koninklijke Ahold Delhaize NV	566	13,654	0.7
Koninklijke DSM NV	999	103,249	5.1
Koninklijke Philips NV	565	23,914	1.2
Philips Lighting NV	1,341	40,782	2.0
PostNL NV	10,992	42,670	2.1
Randstad NV	732	47,114	2.3
Wolters Kluwer NV	190	10,281	0.5

		382,795
Norway
DNB ASA	681	12,736	0.6
Leroy Seafood Group ASA	3,713	27,236	1.4
Orkla ASA	11,809	109,295	5.4
Salmar ASA	325	15,145	0.8
Statoil ASA	303	7,749	0.4
Telenor ASA	2,034	45,020	2.2
TGS NOPEC Geophysical Co. ASA	614	19,362	1.0

		236,543
Portugal
Jeronimo Martins SGPS SA	1,447	25,376	1.3
Sonae SGPS SA	11,657	15,852	0.8

		41,228
Singapore
Ascendas REIT	5,800	11,635	0.6
CapitaLand Commercial Trust	18,900	25,821	1.3
CapitaLand Mall Trust	7,500	11,844	0.6
Mapletree Commercial Trust	3,200	3,901	0.2
Mapletree Industrial Trust	3,900	5,952	0.3
Oversea-Chinese Banking Corp. Ltd.	1,900	19,624	1.0
SATS Ltd.	19,900	82,692	4.1
Singapore Airlines Ltd.	8,800	71,802	3.6
Suntec REIT	5,000	7,350	0.4
United Overseas Bank Ltd.	9,100	206,063	10.2
UOL Group Ltd.	2,400	15,851	0.8
Yanlord Land Group Ltd.	19,800	25,248	1.3

		487,783
South Africa
Mondi plc	874	24,330	1.2

South Korea
CJ Corp.	175	26,511	1.3
Coway Co. Ltd.	55	4,495	0.2
Daelim Industrial Co. Ltd.	959	76,963	3.8
DB Insurance Co. Ltd.	1,517	89,048	4.4
E-MART, Inc.	17	4,279	0.2
GS Holdings Corp.	261	14,940	0.7
Hana Financial Group, Inc.	46	2,044	0.1
Hanwha Chemical Corp.	1,602	43,066	2.1
Hanwha Life Insurance Co. Ltd.	331	1,923	0.1
Hyundai Development Co-Engineering & Construction	179	7,776	0.4
Hyundai Engineering & Construction Co. Ltd.	267	15,813	0.8
Industrial Bank of Korea	213	3,340	0.2
KB Financial Group, Inc.	1,090	61,928	3.1
Korea Electric Power Corp.	369	12,908	0.6
KT&G Corp.	70	6,401	0.3
LG Corp.	1,873	141,683	7.0
LG Display Co. Ltd.	1,257	27,445	1.4

	Shares	Value	% of Basket Value
South Korea (continued)
LG Electronics, Inc.	94	$8,913	0.4%
LG Household & Health Care Ltd.	30	38,306	1.9
Lotte Chemical Corp.	11	4,236	0.2
NCSoft Corp.	37	12,401	0.6
POSCO	26	8,959	0.4
S-1 Corp.	395	36,222	1.8
Samsung Electronics Co. Ltd.	36	89,322	4.4
Samsung Fire & Marine Insurance Co. Ltd.	89	22,222	1.1
Samsung Securities Co. Ltd.	51	1,754	0.1
SK Holdings Co. Ltd.	264	72,264	3.6
SK Hynix, Inc.	565	44,434	2.2
SK Innovation Co. Ltd.	184	33,717	1.7
SK Telecom Co. Ltd.	287	61,321	3.0
Woori Bank	2,530	37,772	1.9
Yuhan Corp.	177	37,808	1.9

		1,050,214
Spain
ACS Actividades de Construccion y Servicios SA	788	33,210	1.7
Atresmedia Corp. de Medios de Comunicacion SA	5,581	52,272	2.6
Ebro Foods SA	1,822	43,937	2.2
Gestamp Automocion SA	4,028	32,646	1.6
Grupo Catalana Occidente SA	585	25,759	1.3
Indra Sistemas SA	580	8,015	0.4
Mapfre SA	1,627	5,644	0.3
Mediaset Espana Comunicacion SA	8,798	84,198	4.2
Repsol SA	964	18,396	0.9

		304,077
Sweden
Ahlsell AB	3,154	18,833	0.9
Atlas Copco AB, Class A	1,006	39,341	2.0
Boliden AB	61	2,114	0.1
Fastighets AB Balder, Class B	562	14,478	0.7
Holmen AB, Class B	258	6,362	0.3
JM AB	279	5,520	0.3
Loomis AB, Class B	183	6,664	0.3
Lundin Petroleum AB	259	7,140	0.4
NCC AB, Class B	41	755	0.0
Peab AB	3,962	35,077	1.7
Sandvik AB	1,272	21,688	1.1
Securitas AB, Class B	829	13,395	0.7
Skandinaviska Enskilda Banken AB, Class A	760	7,135	0.4
SKF AB, Class B	359	7,268	0.4
Svenska Cellulosa AB SCA, Class B	5,282	58,496	2.9
Swedish Orphan Biovitrum AB	551	11,837	0.6
Volvo AB, Class B	1,623	27,504	1.4
Wallenstam AB, Class B	1,448	12,972	0.6

		296,579
Switzerland
Adecco Group AG (Registered)	16	1,060	0.1
Allreal Holding AG (Registered)	20	3,288	0.2
Baloise Holding AG (Registered)	385	61,024	3.0
BKW AG	62	4,041	0.2
Bucher Industries AG (Registered)	177	64,868	3.2
Cembra Money Bank AG	75	6,357	0.3
Coca-Cola HBC AG	198	6,633	0.3
dormakaba Holding AG	16	12,376	0.6
Ferguson plc	194	14,850	0.7
GAM Holding AG	216	3,448	0.2
Helvetia Holding AG (Registered)	13	7,722	0.4
Julius Baer Group Ltd.	579	34,363	1.7
Kuehne + Nagel International AG (Registered)	11	1,713	0.1
Novartis AG (Registered)	217	16,703	0.8

39

Consolidated Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value
Switzerland (continued)
PSP Swiss Property AG (Registered)	337	$31,488	1.6%
Roche Holding AG	78	17,331	0.9
SGS SA (Registered)	33	80,145	4.0
Sonova Holding AG (Registered)	17	2,801	0.1
Straumann Holding AG (Registered)	1	679	0.0
Swiss Life Holding AG (Registered)	183	64,017	3.2
Swiss Re AG	295	28,104	1.4
Vontobel Holding AG (Registered)	1,683	110,990	5.5

		574,001
United Kingdom
Anglo American plc	113	2,659	0.1
Ashmore Group plc	4,444	25,106	1.2
Associated British Foods plc	641	23,827	1.2
Aviva plc	915	6,648	0.3
Barratt Developments plc	4,786	36,699	1.8
Beazley plc	634	5,150	0.3
Berkeley Group Holdings plc	461	25,809	1.3
Bodycote plc	227	2,795	0.1
British Land Co. plc (The)	1,490	13,760	0.7
Britvic plc	7,541	74,538	3.7
Centrica plc	8,704	18,430	0.9
Close Brothers Group plc	1,632	34,362	1.7
Dunelm Group plc	441	3,421	0.2
Electrocomponents plc	5,776	48,287	2.4
GlaxoSmithKline plc	4,209	84,421	4.2
Grafton Group plc	2,368	24,530	1.2
Hiscox Ltd.	254	5,194	0.3
HomeServe plc	290	2,948	0.1
Howden Joinery Group plc	3,371	22,063	1.1
IG Group Holdings plc	1,113	12,709	0.6
IMI plc	867	12,995	0.6
Imperial Brands plc	34	1,217	0.1
Inchcape plc	4,017	40,131	2.0
Indivior plc	15,542	96,245	4.8
Intermediate Capital Group plc	811	12,084	0.6
ITV plc	1,790	3,724	0.2
J Sainsbury plc	6,128	26,002	1.3
JD Sports Fashion plc	5,386	28,892	1.4
Jupiter Fund Management plc	6,928	43,325	2.2
Kingfisher plc	4,554	18,992	0.9
Land Securities Group plc	1,743	23,662	1.2
Legal & General Group plc	10,494	38,867	1.9
Man Group plc	1,206	2,995	0.1
Marks & Spencer Group plc	3,496	13,823	0.7
Moneysupermarket.com Group plc	14,936	61,521	3.1
National Express Group plc	7,638	41,218	2.0
Next plc	20	1,445	0.1
Pagegroup plc	7,940	58,602	2.9
Pearson plc	5,700	65,348	3.2
Persimmon plc	1,237	46,209	2.3
Petrofac Ltd.	1,243	10,315	0.5
Prudential plc	114	2,931	0.1
RELX plc	4,077	87,138	4.3
Rightmove plc	652	40,890	2.0
Royal Mail plc	13,095	104,432	5.2
RSA Insurance Group plc	1,010	9,113	0.5
Sage Group plc (The)	4,343	37,774	1.9
Schroders plc	939	42,481	2.1
Smith & Nephew plc	720	13,789	0.7
Smiths Group plc	755	16,543	0.8
Spectris plc	1	37	0.0
SSE plc	249	4,726	0.2
SSP Group plc	477	4,268	0.2

	Shares	Value	% of Basket Value
United Kingdom (continued)
Subsea 7 SA	11,226	$156,847	7.8%
TalkTalk Telecom Group plc	4,110	7,250	0.4
Tate & Lyle plc	707	5,584	0.3
Taylor Wimpey plc	10,577	27,855	1.4
Thomas Cook Group plc	2,567	4,360	0.2
Travis Perkins plc	2,128	37,056	1.8
Vodafone Group plc	6,378	18,612	0.9
William Hill plc	9,680	38,935	1.9
Wm Morrison Supermarkets plc	11,945	39,839	2.0

		1,821,428
United States
AbbVie, Inc.	674	65,075	3.2
Activision Blizzard, Inc.	144	9,554	0.5
Adobe Systems, Inc.	47	10,415	0.5
AES Corp.	1,705	20,869	1.0
Aflac, Inc.	1,680	76,558	3.8
AGNC Investment Corp.	239	4,522	0.2
Air Products & Chemicals, Inc.	105	17,040	0.8
Alcoa Corp.	1,290	66,048	3.3
Alexander’s, Inc.	3	1,180	0.1
Align Technology, Inc.	102	25,485	1.3
Allegion plc	342	26,396	1.3
Alliant Energy Corp.	29	1,246	0.1
Allison Transmission Holdings, Inc.	773	30,139	1.5
Alphabet, Inc., Class A	8	8,149	0.4
AMC Networks, Inc., Class A	507	26,364	1.3
Ameren Corp.	916	53,696	2.7
American Airlines Group, Inc.	49	2,104	0.1
American Express Co.	59	5,826	0.3
American Financial Group, Inc.	336	38,042	1.9
Ameriprise Financial, Inc.	21	2,944	0.1
Amgen, Inc.	446	77,818	3.9
Anadarko Petroleum Corp.	333	22,418	1.1
ANSYS, Inc.	7	1,132	0.1
Anthem, Inc.	14	3,304	0.2
AO Smith Corp.	429	26,319	1.3
Aon plc	50	7,124	0.4
Apache Corp.	102	4,177	0.2
Apartment Investment & Management Co., Class A	115	4,669	0.2
Apple Hospitality REIT, Inc.	610	10,974	0.5
Applied Industrial Technologies, Inc.	46	2,942	0.1
Applied Materials, Inc.	479	23,792	1.2
AptarGroup, Inc.	6	561	0.0
Arch Capital Group Ltd.	61	4,888	0.2
ARRIS International plc	333	8,991	0.4
ASGN, Inc.	25	2,016	0.1
Aspen Technology, Inc.	1,222	107,231	5.3
Assurant, Inc.	86	7,983	0.4
Assured Guaranty Ltd.	424	15,387	0.8
AT&T, Inc.	356	11,641	0.6
Atmos Energy Corp.	78	6,777	0.3
AutoZone, Inc.	21	13,115	0.7
AvalonBay Communities, Inc.	124	20,212	1.0
AVX Corp.	520	7,675	0.4
Bank of Hawaii Corp.	371	31,242	1.6
Bed Bath & Beyond, Inc.	306	5,343	0.3
BGC Partners, Inc., Class A	397	5,304	0.3
Big Lots, Inc.	36	1,528	0.1
Biogen, Inc.	95	25,992	1.3
Bio-Techne Corp.	64	9,658	0.5
Bloomin’ Brands, Inc.	645	15,261	0.8
Boeing Co. (The)	82	27,352	1.4
Booz Allen Hamilton Holding Corp.	229	9,075	0.5

40

Consolidated Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value
United States (continued)
BorgWarner, Inc.	56	$2,741	0.1%
Boston Properties, Inc.	200	24,282	1.2
Brandywine Realty Trust	268	4,317	0.2
Brinker International, Inc.	1,024	44,636	2.2
Bristol-Myers Squibb Co.	566	29,506	1.5
Broadridge Financial Solutions, Inc.	625	67,006	3.3
Brown-Forman Corp., Class B	56	3,138	0.2
Bruker Corp.	108	3,189	0.2
Burford Capital Ltd.	200	3,948	0.2
Burlington Stores, Inc.	418	56,785	2.8
BWX Technologies, Inc.	748	50,714	2.5
CA, Inc.	305	10,614	0.5
Cabot Corp.	58	3,240	0.2
Cabot Oil & Gas Corp.	569	13,605	0.7
Cadence Design Systems, Inc.	868	34,772	1.7
Carnival Corp.	251	15,828	0.8
Carter’s, Inc.	334	33,507	1.7
Caterpillar, Inc.	60	8,662	0.4
Cathay General Bancorp	489	19,565	1.0
CBRE Group, Inc., Class A	434	19,665	1.0
CBS Corp. (Non-Voting), Class B	176	8,659	0.4
CDK Global, Inc.	469	30,598	1.5
CDW Corp.	115	8,198	0.4
Celgene Corp.	849	73,948	3.7
CenterPoint Energy, Inc.	721	18,263	0.9
CH Robinson Worldwide, Inc.	73	6,718	0.3
Charles River Laboratories International, Inc.	93	9,690	0.5
Cheesecake Factory, Inc. (The)	298	15,481	0.8
Chemed Corp.	103	31,747	1.6
Chemours Co. (The)	256	12,393	0.6
Chimera Investment Corp.	1,642	28,719	1.4
Choice Hotels International, Inc.	327	26,176	1.3
Cigna Corp.	130	22,337	1.1
Cimarex Energy Co.	1,287	129,459	6.4
Cintas Corp.	18	3,065	0.2
Cirrus Logic, Inc.	33	1,204	0.1
CIT Group, Inc.	187	9,902	0.5
Citizens Financial Group, Inc.	281	11,659	0.6
Citrix Systems, Inc.	408	41,987	2.1
Clorox Co. (The)	166	19,455	1.0
CMS Energy Corp.	13	613	0.0
Colgate-Palmolive Co.	281	18,330	0.9
Columbia Property Trust, Inc.	371	7,925	0.4
Commerce Bancshares, Inc.	140	8,893	0.4
Community Bank System, Inc.	162	9,113	0.5
CommVault Systems, Inc.	154	10,772	0.5
Conagra Brands, Inc.	61	2,261	0.1
ConocoPhillips	731	47,881	2.4
Consolidated Edison, Inc.	149	11,939	0.6
Convergys Corp.	3,523	82,297	4.1
Core Laboratories NV	30	3,674	0.2
CoreLogic, Inc.	637	31,532	1.6
CoreSite Realty Corp.	40	4,164	0.2
Cracker Barrel Old Country Store, Inc.	40	6,584	0.3
Crane Co.	48	4,015	0.2
Credit Acceptance Corp.	54	17,865	0.9
Crown Holdings, Inc.	156	7,775	0.4
Cullen/Frost Bankers, Inc.	69	7,897	0.4
Cummins, Inc.	213	34,050	1.7
Curtiss-Wright Corp.	33	4,225	0.2
Dana, Inc.	182	4,319	0.2
Dave & Buster’s Entertainment, Inc.	119	5,056	0.3
DCT Industrial Trust, Inc.	578	37,899	1.9

	Shares	Value	% of Basket Value
United States (continued)
Deckers Outdoor Corp.	114	$10,632	0.5%
Delphi Technologies plc	429	20,768	1.0
Delta Air Lines, Inc.	31	1,619	0.1
Deluxe Corp.	496	33,996	1.7
Devon Energy Corp.	1,014	36,839	1.8
Diamond Offshore Drilling, Inc.	699	12,855	0.6
Dick’s Sporting Goods, Inc.	1	33	0.0
Discover Financial Services	89	6,341	0.3
Discovery, Inc., Class A	599	14,166	0.7
Dolby Laboratories, Inc., Class A	238	14,237	0.7
Domino’s Pizza, Inc.	102	24,656	1.2
Donaldson Co., Inc.	140	6,196	0.3
Douglas Emmett, Inc.	105	3,913	0.2
Dover Corp.	66	6,118	0.3
DTE Energy Co.	156	16,442	0.8
Duke Realty Corp.	874	23,685	1.2
Dun & Bradstreet Corp. (The)	19	2,191	0.1
E*TRADE Financial Corp.	384	23,301	1.2
East West Bancorp, Inc.	81	5,396	0.3
EastGroup Properties, Inc.	614	55,125	2.7
Eastman Chemical Co.	310	31,645	1.6
EchoStar Corp., Class A	156	8,196	0.4
Edison International	105	6,880	0.3
Electronic Arts, Inc.	90	10,618	0.5
Eli Lilly & Co.	584	47,345	2.4
EMCOR Group, Inc.	261	19,207	1.0
Energizer Holdings, Inc.	182	10,440	0.5
EnerSys	88	6,033	0.3
Entegris, Inc.	24	773	0.0
Entergy Corp.	435	35,492	1.8
EOG Resources, Inc.	138	16,307	0.8
EPR Properties	33	1,816	0.1
Equity Commonwealth	179	5,547	0.3
Equity LifeStyle Properties, Inc.	387	34,505	1.7
Equity Residential	256	15,798	0.8
Estee Lauder Cos., Inc. (The), Class A	109	16,142	0.8
Euronet Worldwide, Inc.	89	6,952	0.3
Evercore, Inc., Class A	229	23,186	1.2
Exelon Corp.	1,983	78,685	3.9
Expeditors International of Washington, Inc.	17	1,086	0.1
Extra Space Storage, Inc.	94	8,421	0.4
Exxon Mobil Corp.	889	69,120	3.4
F5 Networks, Inc.	139	22,670	1.1
Fair Isaac Corp.	20	3,464	0.2
Fastenal Co.	97	4,849	0.2
Federal Realty Investment Trust	49	5,677	0.3
FedEx Corp.	76	18,787	0.9
Fifth Third Bancorp	49	1,625	0.1
First American Financial Corp.	543	27,753	1.4
First Data Corp., Class A	85	1,539	0.1
First Industrial Realty Trust, Inc.	98	3,049	0.2
FirstEnergy Corp.	999	34,366	1.7
Flowers Foods, Inc.	155	3,505	0.2
Ford Motor Co.	2,376	26,706	1.3
Fortinet, Inc.	381	21,092	1.0
Fortive Corp.	79	5,554	0.3
Franklin Resources, Inc.	128	4,306	0.2
Freeport-McMoRan, Inc.	115	1,749	0.1
Fulton Financial Corp.	994	16,799	0.8
Gap, Inc. (The)	952	27,836	1.4
Garmin Ltd.	85	4,987	0.2
GATX Corp.	23	1,501	0.1
Generac Holdings, Inc.	72	3,241	0.2

41

Consolidated Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value
United States (continued)
General Mills, Inc.	367	$16,053	0.8%
General Motors Co.	434	15,945	0.8
Gentex Corp.	484	11,006	0.5
Gilead Sciences, Inc.	1,642	118,602	5.9
Goodyear Tire & Rubber Co. (The)	113	2,837	0.1
Graco, Inc.	405	17,816	0.9
Graham Holdings Co., Class B	3	1,809	0.1
H&R Block, Inc.	828	22,894	1.1
Haemonetics Corp.	11	858	0.0
Halliburton Co.	390	20,666	1.0
Hanover Insurance Group, Inc. (The)	17	1,952	0.1
Hartford Financial Services Group, Inc. (The)	318	17,121	0.9
Hawaiian Holdings, Inc.	156	6,427	0.3
HCA Healthcare, Inc.	203	19,435	1.0
HD Supply Holdings, Inc.	208	8,052	0.4
Heartland Express, Inc.	31	553	0.0
Herman Miller, Inc.	807	24,775	1.2
Hewlett Packard Enterprise Co.	1,852	31,577	1.6
Hillenbrand, Inc.	1,128	52,283	2.6
Hill-Rom Holdings, Inc.	170	14,591	0.7
HollyFrontier Corp.	361	21,909	1.1
Host Hotels & Resorts, Inc.	138	2,699	0.1
HP, Inc.	3,362	72,249	3.6
Humana, Inc.	157	46,186	2.3
Huntington Ingalls Industries, Inc.	27	6,567	0.3
Huntsman Corp.	165	4,912	0.2
IDACORP, Inc.	214	19,902	1.0
IDEX Corp.	116	15,505	0.8
IDEXX Laboratories, Inc.	57	11,086	0.6
Illinois Tool Works, Inc.	172	24,427	1.2
Ingredion, Inc.	28	3,391	0.2
InterDigital, Inc.	29	2,159	0.1
Intuit, Inc.	188	34,741	1.7
Investors Bancorp, Inc.	230	3,075	0.2
ITT, Inc.	245	11,978	0.6
Jabil, Inc.	275	7,315	0.4
Jack Henry & Associates, Inc.	320	38,234	1.9
Jazz Pharmaceuticals plc	150	22,806	1.1
JBG SMITH Properties	192	7,079	0.4
John Wiley & Sons, Inc., Class A	336	22,159	1.1
JPMorgan Chase & Co.	182	19,798	1.0
Juniper Networks, Inc.	2,524	62,065	3.1
KAR Auction Services, Inc.	251	13,049	0.6
Kimberly-Clark Corp.	104	10,768	0.5
Kroger Co. (The)	495	12,469	0.6
Kronos Worldwide, Inc.	1,400	32,256	1.6
Lam Research Corp.	131	24,243	1.2
Lamar Advertising Co., Class A	171	10,894	0.5
Lamb Weston Holdings, Inc.	67	4,376	0.2
Lancaster Colony Corp.	35	4,396	0.2
Lennox International, Inc.	113	21,851	1.1
Liberty Property Trust	137	5,729	0.3
LifePoint Health, Inc.	324	15,520	0.8
Ligand Pharmaceuticals, Inc.	9	1,394	0.1
Lincoln Electric Holdings, Inc.	266	22,043	1.1
Lincoln National Corp.	341	24,088	1.2
Louisiana-Pacific Corp.	321	9,094	0.5
Lowe’s Cos., Inc.	122	10,056	0.5
LyondellBasell Industries NV, Class A	410	43,349	2.2
ManpowerGroup, Inc.	432	41,351	2.1
Marathon Oil Corp.	309	5,639	0.3
Marathon Petroleum Corp.	468	35,058	1.7
Marriott Vacations Worldwide Corp.	93	11,403	0.6

	Shares	Value	% of Basket Value
United States (continued)
Masco Corp.	928	$35,143	1.7%
MAXIMUS, Inc.	264	17,854	0.9
McKesson Corp.	8	1,250	0.1
Mettler-Toledo International, Inc.	1	560	0.0
MGIC Investment Corp.	1,404	14,068	0.7
Michaels Cos., Inc. (The)	1,385	25,789	1.3
Micron Technology, Inc.	51	2,345	0.1
Microsoft Corp.	8	748	0.0
MKS Instruments, Inc.	119	12,186	0.6
Motorola Solutions, Inc.	357	39,209	1.9
MSC Industrial Direct Co., Inc., Class A	178	15,386	0.8
Murphy Oil Corp.	1,350	40,649	2.0
Nasdaq, Inc.	23	2,031	0.1
National Beverage Corp.	102	9,013	0.4
National Fuel Gas Co.	441	22,645	1.1
National Health Investors, Inc.	222	15,156	0.8
National Retail Properties, Inc.	274	10,423	0.5
NetApp, Inc.	380	25,300	1.3
NetScout Systems, Inc.	1,054	28,616	1.4
New Relic, Inc.	663	46,337	2.3
New York Times Co. (The), Class A	560	13,132	0.7
Newfield Exploration Co.	1,577	46,995	2.3
Newmont Mining Corp.	16	629	0.0
News Corp., Class A	524	8,374	0.4
Nordstrom, Inc.	97	4,904	0.2
Northrop Grumman Corp.	17	5,475	0.3
Nu Skin Enterprises, Inc., Class A	56	3,984	0.2
NVR, Inc.	2	6,200	0.3
OGE Energy Corp.	272	8,941	0.4
Omnicom Group, Inc.	524	38,598	1.9
ON Semiconductor Corp.	38	839	0.0
ONE Gas, Inc.	185	12,898	0.6
Oshkosh Corp.	104	7,505	0.4
Owens Corning	233	15,259	0.8
PACCAR, Inc.	181	11,524	0.6
Papa John’s International, Inc.	25	1,550	0.1
Park Hotels & Resorts, Inc.	178	5,123	0.3
Parker-Hannifin Corp.	129	21,236	1.1
Paychex, Inc.	74	4,482	0.2
PBF Energy, Inc., Class A	265	10,157	0.5
People’s United Financial, Inc.	581	10,626	0.5
PepsiCo, Inc.	152	15,343	0.8
PerkinElmer, Inc.	123	9,023	0.4
Pfizer, Inc.	2,305	84,386	4.2
Phillips 66	403	44,858	2.2
Piedmont Office Realty Trust, Inc., Class A	973	17,436	0.9
Pinnacle West Capital Corp.	360	28,980	1.4
Pitney Bowes, Inc.	523	5,345	0.3
Plantronics, Inc.	88	5,733	0.3
PNM Resources, Inc.	393	15,582	0.8
PolyOne Corp.	93	3,892	0.2
Portland General Electric Co.	1,067	45,326	2.3
PotlatchDeltic Corp.	732	37,954	1.9
PRA Health Sciences, Inc.	81	6,656	0.3
Praxair, Inc.	80	12,202	0.6
Primerica, Inc.	235	22,736	1.1
Principal Financial Group, Inc.	693	41,039	2.0
Progressive Corp. (The)	174	10,490	0.5
Prologis, Inc.	24	1,558	0.1
Prudential Financial, Inc.	286	30,408	1.5
PS Business Parks, Inc.	244	28,128	1.4
Public Service Enterprise Group, Inc.	69	3,598	0.2
PulteGroup, Inc.	20	607	0.0

42

Consolidated Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value
United States (continued)
PVH Corp.	23	$3,672	0.2%
Qorvo, Inc.	113	7,616	0.4
Radian Group, Inc.	25	358	0.0
Ralph Lauren Corp.	76	8,349	0.4
Raymond James Financial, Inc.	200	17,950	0.9
Raytheon Co.	176	36,069	1.8
Regal Beloit Corp.	9	641	0.0
Regions Financial Corp.	203	3,796	0.2
Reliance Steel & Aluminum Co.	141	12,397	0.6
Retail Properties of America, Inc., Class A	1,031	11,898	0.6
Robert Half International, Inc.	244	14,823	0.7
Rockwell Automation, Inc.	148	24,350	1.2
Ross Stores, Inc.	255	20,617	1.0
Ryder System, Inc.	32	2,158	0.1
Ryman Hospitality Properties, Inc.	54	4,233	0.2
Sally Beauty Holdings, Inc.	586	10,132	0.5
Sanderson Farms, Inc.	162	18,008	0.9
SBA Communications Corp.	7	1,122	0.1
Seagate Technology plc	153	8,857	0.4
Sealed Air Corp.	192	8,419	0.4
SEI Investments Co.	151	9,548	0.5
Selective Insurance Group, Inc.	235	13,912	0.7
Sensient Technologies Corp.	226	15,063	0.7
Signet Jewelers Ltd.	153	5,949	0.3
Simon Property Group, Inc.	18	2,814	0.1
Simpson Manufacturing Co., Inc.	527	28,816	1.4
Six Flags Entertainment Corp.	49	3,099	0.2
Skechers U.S.A., Inc., Class A	118	3,363	0.2
Skyworks Solutions, Inc.	40	3,470	0.2
SL Green Realty Corp.	113	11,045	0.5
Snap-on, Inc.	53	7,698	0.4
Sonoco Products Co.	88	4,520	0.2
Southwest Airlines Co.	165	8,717	0.4
Southwest Gas Holdings, Inc.	124	9,051	0.4
Southwestern Energy Co.	4,813	19,733	1.0
Spirit AeroSystems Holdings, Inc., Class A	444	35,684	1.8
Sprouts Farmers Market, Inc.	398	9,962	0.5
Stanley Black & Decker, Inc.	47	6,655	0.3
Starwood Property Trust, Inc.	1,475	30,916	1.5
Steel Dynamics, Inc.	29	1,299	0.1
Synopsys, Inc.	408	34,888	1.7
Synovus Financial Corp.	617	32,251	1.6
Syntel, Inc.	714	20,620	1.0
Sysco Corp.	710	44,403	2.2
T Rowe Price Group, Inc.	484	55,089	2.7
Target Corp.	251	18,223	0.9
TCF Financial Corp.	573	14,228	0.7
TD Ameritrade Holding Corp.	226	13,128	0.7
TE Connectivity Ltd.	4	367	0.0
Tech Data Corp.	98	7,473	0.4
TEGNA, Inc.	1,859	19,650	1.0
Telephone & Data Systems, Inc.	403	11,014	0.5
Tenneco, Inc.	237	10,592	0.5
Teradata Corp.	1,732	70,873	3.5
Teradyne, Inc.	136	4,427	0.2
Tetra Tech, Inc.	11	532	0.0
Texas Instruments, Inc.	594	60,249	3.0
Thermo Fisher Scientific, Inc.	67	14,093	0.7
Timken Co. (The)	223	9,533	0.5
TJX Cos., Inc. (The)	246	20,873	1.0
Toll Brothers, Inc.	52	2,192	0.1
Torchmark Corp.	686	59,504	3.0
Toro Co. (The)	43	2,511	0.1

	Shares	Value	% of Basket Value
United States (continued)
Total System Services, Inc.	98	$8,238	0.4%
Tractor Supply Co.	718	48,824	2.4
Transocean Ltd.	835	10,329	0.5
Travelers Cos., Inc. (The)	55	7,238	0.4
TTEC Holdings, Inc.	343	10,976	0.5
Tupperware Brands Corp.	181	8,065	0.4
Two Harbors Investment Corp.	532	8,118	0.4
Tyson Foods, Inc., Class A	757	53,066	2.6
Ubiquiti Networks, Inc.	260	18,528	0.9
UDR, Inc.	175	6,326	0.3
UGI Corp.	783	37,889	1.9
United Parcel Service, Inc., Class B	434	49,259	2.4
United Rentals, Inc.	40	6,000	0.3
United Therapeutics Corp.	39	4,294	0.2
UnitedHealth Group, Inc.	157	37,115	1.8
Unum Group	16	774	0.0
Urban Edge Properties	605	12,445	0.6
Urban Outfitters, Inc.	157	6,322	0.3
US Bancorp	438	22,097	1.1
US Foods Holding Corp.	272	9,297	0.5
Varian Medical Systems, Inc.	416	48,085	2.4
Vector Group Ltd.	199	3,881	0.2
VeriSign, Inc.	760	89,239	4.4
Verizon Communications, Inc.	123	6,070	0.3
Versum Materials, Inc.	489	17,203	0.9
Vertex Pharmaceuticals, Inc.	34	5,207	0.3
VF Corp.	167	13,505	0.7
Visa, Inc., Class A	585	74,225	3.7
Vishay Intertechnology, Inc.	525	9,266	0.5
Visteon Corp.	285	35,465	1.8
VMware, Inc., Class A	685	91,283	4.5
WABCO Holdings, Inc.	44	5,676	0.3
Walgreens Boots Alliance, Inc.	270	17,942	0.9
Walmart, Inc.	53	4,688	0.2
Washington Federal, Inc.	36	1,143	0.1
Waste Management, Inc.	372	30,240	1.5
Waters Corp.	151	28,450	1.4
Watsco, Inc.	181	30,303	1.5
Weingarten Realty Investors	160	4,395	0.2
WellCare Health Plans, Inc.	417	85,552	4.3
Werner Enterprises, Inc.	97	3,327	0.2
Westar Energy, Inc.	254	13,762	0.7
Western Alliance Bancorp	17	1,003	0.0
Western Digital Corp.	36	2,836	0.1
Western Union Co. (The)	2,395	47,301	2.4
White Mountains Insurance Group Ltd.	11	9,518	0.5
Williams-Sonoma, Inc.	16	765	0.0
Wintrust Financial Corp.	123	11,002	0.5
Wolverine World Wide, Inc.	200	5,992	0.3
Worthington Industries, Inc.	319	14,205	0.7
WP Carey, Inc.	39	2,490	0.1
Xcel Energy, Inc.	390	18,268	0.9
Xerox Corp.	29	912	0.0
Xylem, Inc.	179	13,049	0.6
YUM! BRANDS, Inc.	472	41,111	2.0
Zions Bancorp	599	32,795	1.6
Zoetis, Inc.	182	15,193	0.8

		7,828,746

Total Reference Entity — Long		21,807,535

43

Consolidated Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value
Reference Entity — Short

Austria
ams AG	(922)	$(76,044)	(3.8)%
Erste Group Bank AG	(132)	(6,455)	(0.3)
IMMOFINANZ AG	(6,700)	(17,540)	(0.9)
Raiffeisen Bank International AG	(507)	(17,114)	(0.9)
UNIQA Insurance Group AG	(222)	(2,658)	(0.1)
Vienna Insurance Group AG Wiener Versicherung Gruppe	(111)	(3,608)	(0.2)
Wienerberger AG	(386)	(9,726)	(0.5)

		(133,145)
Belgium
Anheuser-Busch InBev SA/NV	(258)	(25,628)	(1.3)
Bekaert SA	(786)	(33,016)	(1.6)
Groupe Bruxelles Lambert SA	(185)	(21,147)	(1.1)
Melexis NV	(30)	(2,855)	(0.1)
Ontex Group NV	(2,020)	(51,778)	(2.6)
Umicore SA	(568)	(31,591)	(1.6)

		(166,015)
Bermuda
Triton International Ltd/Bermuda	(339)	(10,512)	(0.5)
XL Group Ltd.	(119)	(6,615)	(0.3)

		(17,127)
Chile
Antofagasta plc	(5,394)	(72,069)	(3.6)
Liberty Latin America Ltd., Class C	(20)	(361)	(0.0)

		(72,430)
China
China Evergrande Group	(3,000)	(9,503)	(0.5)
China Power International Development Ltd.	(155,000)	(41,550)	(2.1)
China State Construction International Holdings Ltd.	(18,000)	(23,410)	(1.2)
Great Wall Motor Co. Ltd., H Shares	(2,000)	(2,074)	(0.1)
MMG Ltd.	(52,000)	(38,577)	(1.9)

		(115,114)
Denmark
AP Moller — Maersk A/S, Class B	(8)	(12,816)	(0.6)
Chr Hansen Holding A/S	(353)	(31,999)	(1.6)
DSV A/S	(523)	(41,419)	(2.1)
FLSmidth & Co. A/S	(135)	(8,339)	(0.4)
Genmab A/S	(338)	(68,242)	(3.4)
Tryg A/S	(673)	(15,929)	(0.8)

		(178,744)
Finland
Cargotec OYJ, Class B	(13)	(662)	(0.0)
Fortum OYJ	(1,991)	(45,799)	(2.3)
Kone OYJ, Class B	(1,246)	(61,883)	(3.1)
Konecranes OYJ	(803)	(32,748)	(1.6)
Metso OYJ	(498)	(17,699)	(0.9)
Nokia OYJ	(19,694)	(118,168)	(5.9)
Nokian Renkaat OYJ	(224)	(8,963)	(0.4)
Outokumpu OYJ	(5,519)	(35,718)	(1.8)
Wartsila OYJ Abp	(384)	(8,153)	(0.4)

		(329,793)
France
Accor SA	(2,383)	(134,692)	(6.7)
Aeroports de Paris	(139)	(30,597)	(1.5)
Air Liquide SA	(511)	(66,418)	(3.3)
Alten SA	(261)	(25,925)	(1.3)
Bureau Veritas SA	(995)	(26,017)	(1.3)

	Shares	Value	% of Basket Value
France (continued)
Carrefour SA	(1,339)	$(27,473)	(1.4	) %
Credit Agricole SA	(964)	(15,875)	(0.8)
Danone SA	(137)	(11,098)	(0.6)
Electricite de France SA	(681)	(9,557)	(0.5)
Elior Group SA	(1,106)	(22,583)	(1.1)
Elis SA	(966)	(23,103)	(1.1)
Essilor International Cie Generale d’Optique SA	(508)	(69,387)	(3.4)
Gecina SA	(158)	(27,389)	(1.4)
Getlink	(525)	(7,411)	(0.4)
Hermes International	(64)	(41,385)	(2.1)
Iliad SA	(467)	(93,542)	(4.6)
Ingenico Group SA	(86)	(7,523)	(0.4)
JCDecaux SA	(1,176)	(42,143)	(2.1)
Korian SA	(1,071)	(37,448)	(1.9)
LVMH Moet Hennessy Louis Vuitton SE	(31)	(10,788)	(0.5)
Nexans SA	(81)	(4,273)	(0.2)
Orpea	(543)	(69,583)	(3.5)
Remy Cointreau SA	(29)	(3,995)	(0.2)
Renault SA	(51)	(5,527)	(0.3)
Rexel SA	(648)	(10,045)	(0.5)
Sartorius Stedim Biotech	(127)	(11,839)	(0.6)
Societe Generale SA	(371)	(20,304)	(1.0)
Sodexo SA	(80)	(7,922)	(0.4)
SPIE SA	(701)	(15,862)	(0.8)
Suez	(357)	(5,149)	(0.3)
Tarkett SA	(765)	(22,609)	(1.1)
Teleperformance	(54)	(8,678)	(0.4)
Vicat SA	(179)	(13,192)	(0.7)
Vivendi SA	(1,675)	(44,173)	(2.2)
Wendel SA	(119)	(17,973)	(0.9)

		(991,478)
Germany
Carl Zeiss Meditec AG	(714)	(48,561)	(2.4)
Commerzbank AG	(2,382)	(30,689)	(1.5)
CompuGroup Medical SE	(14)	(729)	(0.0)
Deutsche Bank AG (Registered)	(6,224)	(85,090)	(4.2)
Deutsche Wohnen SE	(358)	(16,896)	(0.8)
E.ON SE	(1,482)	(16,228)	(0.8)
GEA Group AG	(231)	(9,019)	(0.4)
Grand City Properties SA	(2,939)	(70,806)	(3.5)
Innogy SE	(305)	(13,402)	(0.7)
KION Group AG	(173)	(14,420)	(0.7)
MAN SE	(494)	(56,940)	(2.8)
RWE AG	(1,159)	(27,702)	(1.4)
Telefonica Deutschland Holding AG	(1,115)	(5,321)	(0.3)
thyssenkrupp AG	(3,154)	(82,038)	(4.1)
United Internet AG (Registered)	(573)	(37,037)	(1.8)
Volkswagen AG (Preference)	(337)	(69,501)	(3.5)
Vonovia SE	(557)	(27,908)	(1.4)

		(612,287)
Ghana
Kosmos Energy Ltd.	(420)	(2,957)	(0.1)
Tullow Oil plc	(24,479)	(76,606)	(3.8)

		(79,563)
Hong Kong
Bank of East Asia Ltd. (The)	(21)	(92)	(0.0)
Haitong International Securities Group Ltd.	(32,604)	(19,006)	(0.9)
Luk Fook Holdings International Ltd.	(2,000)	(8,359)	(0.4)
Value Partners Group Ltd.	(29,000)	(27,431)	(1.4)

		(54,888)

44

Consolidated Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value
Israel
Mellanox Technologies Ltd.	(92)	$(7,231)	(0.4	) %

Italy
Atlantia SpA	(124)	(4,104)	(0.2)
Banco BPM SpA	(6,954)	(25,225)	(1.3)
DiaSorin SpA	(205)	(19,316)	(1.0)
Luxottica Group SpA	(48)	(2,995)	(0.1)
Poste Italiane SpA	(1,745)	(17,037)	(0.8)
Tod’s SpA	(138)	(10,656)	(0.5)
UniCredit SpA	(2,704)	(58,623)	(2.9)
Unione di Banche Italiane SpA	(1,771)	(9,122)	(0.5)
Unipol Gruppo SpA	(3,433)	(18,388)	(0.9)
Yoox Net-A-Porter Group SpA	(344)	(15,740)	(0.8)

		(181,206)
Japan
ABC-Mart, Inc.	(700)	(46,133)	(2.3)
AEON Financial Service Co. Ltd.	(1,900)	(44,506)	(2.2)
Aiful Corp.	(5,700)	(19,275)	(1.0)
Air Water, Inc.	(800)	(15,454)	(0.8)
Aisin Seiki Co. Ltd.	(100)	(5,417)	(0.3)
Alps Electric Co. Ltd.	(1,500)	(33,130)	(1.6)
ANA Holdings, Inc.	(500)	(19,792)	(1.0)
Asahi Kasei Corp.	(1,100)	(15,125)	(0.8)
Calbee, Inc.	(100)	(3,368)	(0.2)
Chiyoda Corp.	(300)	(3,080)	(0.2)
Coca-Cola Bottlers Japan Holdings, Inc.	(2,500)	(107,524)	(5.3)
Cosmos Pharmaceutical Corp.	(100)	(22,487)	(1.1)
Daido Steel Co. Ltd.	(100)	(5,400)	(0.3)
Daifuku Co. Ltd.	(300)	(16,037)	(0.8)
DeNA Co. Ltd.	(1,700)	(32,401)	(1.6)
Dentsu, Inc.	(800)	(37,898)	(1.9)
Don Quijote Holdings Co. Ltd.	(2,200)	(118,442)	(5.9)
Ebara Corp.	(1,100)	(42,015)	(2.1)
FamilyMart UNY Holdings Co. Ltd.	(1,500)	(145,998)	(7.3)
FANUC Corp.	(100)	(21,421)	(1.1)
FP Corp.	(800)	(49,486)	(2.5)
Fukuoka Financial Group, Inc.	(3,000)	(16,062)	(0.8)
Fukuyama Transporting Co. Ltd.	(200)	(8,346)	(0.4)
Furukawa Electric Co. Ltd.	(700)	(34,398)	(1.7)
GMO Payment Gateway, Inc.	(300)	(29,688)	(1.5)
Hamamatsu Photonics KK	(100)	(3,854)	(0.2)
Harmonic Drive Systems, Inc.	(1,000)	(47,619)	(2.4)
Heiwa Corp.	(1,000)	(19,849)	(1.0)
Hiroshima Bank Ltd. (The)	(1,500)	(11,415)	(0.6)
Hitachi Capital Corp.	(200)	(5,344)	(0.3)
Hitachi Metals Ltd.	(2,600)	(29,714)	(1.5)
Honda Motor Co. Ltd.	(500)	(17,193)	(0.9)
Ibiden Co. Ltd.	(1,600)	(26,422)	(1.3)
Idemitsu Kosan Co. Ltd.	(500)	(19,533)	(1.0)
IHI Corp.	(400)	(13,074)	(0.6)
Iida Group Holdings Co. Ltd.	(2,900)	(56,534)	(2.8)
Inpex Corp.	(2,800)	(35,795)	(1.8)
Isetan Mitsukoshi Holdings Ltd.	(1,800)	(20,025)	(1.0)
Isuzu Motors Ltd.	(500)	(7,632)	(0.4)
Itoham Yonekyu Holdings, Inc.	(200)	(1,816)	(0.1)
Iyo Bank Ltd. (The)	(300)	(2,371)	(0.1)
Japan Airport Terminal Co. Ltd.	(300)	(12,287)	(0.6)
Japan Exchange Group, Inc.	(900)	(16,667)	(0.8)
Japan Post Bank Co. Ltd.	(700)	(9,509)	(0.5)
JGC Corp.	(900)	(22,058)	(1.1)
JXTG Holdings, Inc.	(2,900)	(18,904)	(0.9)
Kansai Paint Co. Ltd.	(4,300)	(96,620)	(4.8)
Kawasaki Kisen Kaisha Ltd.	(2,242)	(51,847)	(2.6)
Keikyu Corp.	(1,400)	(25,649)	(1.3)

	Shares	Value	% of Basket Value
Japan (continued)
Keio Corp.	(900)	$(41,085)	(2.0	) %
Keisei Electric Railway Co. Ltd.	(300)	(9,768)	(0.5)
Kewpie Corp.	(700)	(16,311)	(0.8)
Kintetsu Group Holdings Co. Ltd.	(800)	(32,505)	(1.6)
Koito Manufacturing Co. Ltd.	(100)	(6,692)	(0.3)
Komatsu Ltd.	(700)	(23,862)	(1.2)
Kubota Corp.	(1,900)	(32,035)	(1.6)
Kyocera Corp.	(200)	(12,779)	(0.6)
Kyowa Hakko Kirin Co. Ltd.	(600)	(12,983)	(0.6)
Kyudenko Corp.	(600)	(28,034)	(1.4)
Kyushu Financial Group, Inc.	(100)	(491)	(0.0)
LINE Corp.	(3,100)	(112,109)	(5.6)
M3, Inc.	(800)	(30,149)	(1.5)
Makita Corp.	(100)	(4,480)	(0.2)
Mebuki Financial Group, Inc.	(24,500)	(95,095)	(4.7)
Mitsubishi Heavy Industries Ltd.	(800)	(31,625)	(1.6)
Mitsubishi Logistics Corp.	(700)	(16,146)	(0.8)
Mitsubishi Motors Corp.	(12,600)	(93,767)	(4.7)
Mitsubishi UFJ Financial Group, Inc.	(400)	(2,681)	(0.1)
Mitsui Mining & Smelting Co. Ltd.	(400)	(16,908)	(0.8)
Mitsui OSK Lines Ltd.	(1,200)	(35,546)	(1.8)
Mizuho Financial Group, Inc.	(27,000)	(48,849)	(2.4)
MonotaRO Co. Ltd.	(2,700)	(94,112)	(4.7)
Nabtesco Corp.	(600)	(21,636)	(1.1)
Nankai Electric Railway Co. Ltd.	(700)	(18,612)	(0.9)
Nexon Co. Ltd.	(1,900)	(27,648)	(1.4)
NH Foods Ltd.	(1,500)	(65,530)	(3.3)
Nidec Corp.	(600)	(93,865)	(4.7)
Nifco, Inc.	(200)	(7,022)	(0.3)
Nihon M&A Center, Inc.	(1,400)	(40,861)	(2.0)
Nintendo Co. Ltd.	(100)	(42,018)	(2.1)
Nippon Electric Glass Co. Ltd.	(400)	(11,527)	(0.6)
Nippon Paint Holdings Co. Ltd.	(300)	(12,246)	(0.6)
Nippon Shinyaku Co. Ltd.	(100)	(7,446)	(0.4)
Nippon Shokubai Co. Ltd.	(200)	(13,590)	(0.7)
Nippon Steel & Sumitomo Metal Corp.	(600)	(13,045)	(0.6)
Nippon Yusen KK	(1,600)	(34,033)	(1.7)
Nishi-Nippon Railroad Co. Ltd.	(400)	(11,107)	(0.6)
Nissan Shatai Co. Ltd.	(1,300)	(13,919)	(0.7)
Nitori Holdings Co. Ltd.	(400)	(67,454)	(3.4)
Nitto Denko Corp.	(100)	(7,434)	(0.4)
NS Solutions Corp.	(100)	(2,895)	(0.1)
NSK Ltd.	(1,800)	(24,087)	(1.2)
Olympus Corp.	(100)	(3,729)	(0.2)
Ono Pharmaceutical Co. Ltd.	(200)	(4,623)	(0.2)
Orient Corp.	(800)	(1,235)	(0.1)
OSG Corp.	(300)	(6,640)	(0.3)
Otsuka Holdings Co. Ltd.	(300)	(15,685)	(0.8)
PALTAC Corp.	(200)	(10,011)	(0.5)
Park24 Co. Ltd.	(1,700)	(48,156)	(2.4)
PeptiDream, Inc.	(1,700)	(68,684)	(3.4)
Persol Holdings Co. Ltd.	(300)	(7,131)	(0.4)
Rakuten, Inc.	(5,200)	(36,954)	(1.8)
Renesas Electronics Corp.	(8,800)	(91,799)	(4.6)
Resona Holdings, Inc.	(2,400)	(13,637)	(0.7)
Resorttrust, Inc.	(2,300)	(47,626)	(2.4)
Ricoh Co. Ltd.	(200)	(1,954)	(0.1)
Sawai Pharmaceutical Co. Ltd.	(100)	(4,322)	(0.2)
Seibu Holdings, Inc.	(900)	(15,174)	(0.8)
Seven Bank Ltd.	(1,500)	(5,036)	(0.3)
Shin-Etsu Chemical Co. Ltd.	(200)	(20,070)	(1.0)
Shinsei Bank Ltd.	(2,100)	(32,696)	(1.6)
SKY Perfect JSAT Holdings, Inc.	(300)	(1,367)	(0.1)

45

Consolidated Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value
Japan (continued)
SoftBank Group Corp.	(300)	$(22,923)	(1.1	) %
Sojitz Corp.	(23,000)	(75,710)	(3.8)
Sony Financial Holdings, Inc.	(400)	(7,298)	(0.4)
Sosei Group Corp.	(27)	(1,860)	(0.1)
Start Today Co. Ltd.	(400)	(11,550)	(0.6)
SUMCO Corp.	(1,200)	(29,309)	(1.5)
Sumitomo Metal Mining Co. Ltd.	(500)	(21,330)	(1.1)
Sumitomo Mitsui Financial Group, Inc.	(400)	(16,671)	(0.8)
Sumitomo Mitsui Trust Holdings, Inc.	(1,100)	(46,648)	(2.3)
Sysmex Corp.	(100)	(8,834)	(0.4)
Taiheiyo Cement Corp.	(200)	(7,552)	(0.4)
Taiyo Nippon Sanso Corp.	(1,600)	(23,721)	(1.2)
Takara Bio, Inc.	(1,700)	(32,981)	(1.6)
TDK Corp.	(1,000)	(86,189)	(4.3)
Toho Co. Ltd.	(200)	(6,671)	(0.3)
Tokai Carbon Co. Ltd.	(1,200)	(15,017)	(0.7)
Tokyo Broadcasting System Holdings, Inc.	(700)	(15,559)	(0.8)
Tokyu Corp.	(900)	(15,108)	(0.8)
Toray Industries, Inc.	(6,000)	(56,007)	(2.8)
Toshiba Corp.	(7,000)	(18,761)	(0.9)
Toyo Seikan Group Holdings Ltd.	(300)	(4,720)	(0.2)
Toyo Tire & Rubber Co. Ltd.	(500)	(8,511)	(0.4)
Toyota Industries Corp.	(300)	(17,691)	(0.9)
Tsumura & Co.	(200)	(7,255)	(0.4)
Tsuruha Holdings, Inc.	(200)	(28,708)	(1.4)
TV Asahi Holdings Corp.	(100)	(2,345)	(0.1)
USS Co. Ltd.	(1,100)	(23,100)	(1.1)
Welcia Holdings Co. Ltd.	(2,000)	(102,711)	(5.1)
Yakult Honsha Co. Ltd.	(100)	(7,124)	(0.4)
Zenkoku Hosho Co. Ltd.	(100)	(4,127)	(0.2)

		(3,961,121)
Jersey
Randgold Resources Ltd.	(84)	(6,811)	(0.3)

Jordan
Hikma Pharmaceuticals plc	(243)	(4,285)	(0.2)

Luxembourg
Eurofins Scientific SE	(244)	(131,613)	(6.5)
Tenaris SA	(3,137)	(58,791)	(2.9)

		(190,404)
Macau
MGM China Holdings Ltd.	(36,400)	(99,822)	(5.0)

Netherlands
Altice NV, Class A	(1,678)	(16,060)	(0.8)
ASML Holding NV	(167)	(31,794)	(1.6)
Boskalis Westminster	(3,623)	(107,329)	(5.3)
IMCD NV	(397)	(24,429)	(1.2)
InterXion Holding NV	(1,140)	(74,123)	(3.7)
Koninklijke KPN NV	(2,204)	(6,859)	(0.3)
Koninklijke Vopak NV	(2,644)	(130,389)	(6.5)
OCI NV	(437)	(10,371)	(0.5)
Royal Dutch Shell plc, Class B	(89)	(3,177)	(0.2)

		(404,531)
Norway
Aker ASA, Class A	(444)	(27,750)	(1.4)
Gjensidige Forsikring ASA	(106)	(1,678)	(0.1)
Schibsted ASA, Class B	(403)	(10,842)	(0.5)
Yara International ASA	(297)	(12,527)	(0.6)

		(52,797)
Portugal
Banco Comercial Portugues SA, Class R	(136,557)	(45,713)	(2.3)
Galp Energia SGPS SA	(356)	(6,833)	(0.3)
NOS SGPS SA	(6,643)	(39,487)	(2.0)

		(92,033)

	Shares	Value	% of Basket Value
South Africa
Investec plc	(71)	$(562)	(0.0	) %
Mediclinic International plc	(7,393)	(68,029)	(3.4)

		(68,591)
South Korea
Amorepacific Corp.	(133)	(43,273)	(2.2)
BNK Financial Group, Inc.	(4,158)	(40,464)	(2.0)
CJ CheilJedang Corp.	(69)	(22,061)	(1.1)
CJ Logistics Corp.	(37)	(5,394)	(0.3)
Dongsuh Cos., Inc.	(753)	(19,366)	(1.0)
Hanon Systems	(3,194)	(32,437)	(1.6)
Hanssem Co. Ltd.	(58)	(6,310)	(0.3)
Hyundai Glovis Co. Ltd.	(346)	(54,373)	(2.7)
Hyundai Heavy Industries Holdings Co. Ltd.	(426)	(167,386)	(8.3)
Hyundai Mobis Co. Ltd.	(76)	(17,600)	(0.9)
Hyundai Motor Co.	(447)	(66,669)	(3.3)
Kakao Corp.	(1,270)	(130,678)	(6.5)
Kangwon Land, Inc.	(139)	(3,750)	(0.2)
KCC Corp.	(94)	(34,312)	(1.7)
Korea Aerospace Industries Ltd.	(4,695)	(188,679)	(9.4)
Korea Zinc Co. Ltd.	(62)	(25,093)	(1.2)
LG Chem Ltd.	(4)	(1,339)	(0.1)
Lotte Corp.	(1,457)	(88,523)	(4.4)
Lotte Shopping Co. Ltd.	(285)	(67,946)	(3.4)
Mirae Asset Daewoo Co. Ltd.	(3,817)	(34,560)	(1.7)
NAVER Corp.	(27)	(18,005)	(0.9)
Netmarble Corp.	(459)	(62,882)	(3.1)
Orion Corp.	(190)	(22,056)	(1.1)
Samsung Biologics Co. Ltd.	(247)	(112,185)	(5.6)
Samsung C&T Corp.	(972)	(126,780)	(6.3)
Samsung Card Co. Ltd.	(424)	(14,786)	(0.7)
Samsung Electro-Mechanics Co. Ltd.	(187)	(20,534)	(1.0)
Samsung Heavy Industries Co. Ltd.	(3,554)	(24,294)	(1.2)
Samsung SDI Co. Ltd.	(241)	(41,037)	(2.0)

		(1,492,772)
Spain
Banco de Sabadell SA	(17,314)	(33,882)	(1.7)
Banco Santander SA	(599)	(3,870)	(0.2)
CaixaBank SA	(2,475)	(12,036)	(0.6)
Cellnex Telecom SA	(2,415)	(64,768)	(3.2)
CIE Automotive SA	(34)	(1,271)	(0.1)
Ferrovial SA	(233)	(4,977)	(0.2)
Industria de Diseno Textil SA	(1,881)	(58,308)	(2.9)
Melia Hotels International SA	(2,101)	(31,238)	(1.6)
Prosegur Cia de Seguridad SA	(2,282)	(17,250)	(0.9)

		(227,600)
Sweden
Alfa Laval AB	(609)	(15,066)	(0.7)
Assa Abloy AB, Class B	(2,767)	(57,988)	(2.9)
BillerudKorsnas AB	(1,577)	(23,172)	(1.2)
Elekta AB, Class B	(203)	(2,302)	(0.1)
Essity AB, Class B	(792)	(20,089)	(1.0)
Getinge AB, Class B	(918)	(8,553)	(0.4)
ICA Gruppen AB	(189)	(5,869)	(0.3)
Intrum Justitia AB	(2,081)	(55,223)	(2.7)
Investor AB, Class B	(532)	(23,160)	(1.2)
Modern Times Group MTG AB, Class B	(1,316)	(51,723)	(2.6)
Nibe Industrier AB, Class B	(8,305)	(84,619)	(4.2)
Nordea Bank AB	(7,262)	(73,859)	(3.7)
Saab AB, Class B	(1,403)	(57,425)	(2.9)
Skanska AB, Class B	(1,086)	(21,151)	(1.1)
Sweco AB, Class B	(1,479)	(30,123)	(1.5)
Telefonaktiebolaget LM Ericsson, Class B	(3,157)	(24,067)	(1.2)
Trelleborg AB, Class B	(283)	(6,613)	(0.3)

		(561,002)

46

Consolidated Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value
Switzerland
Aryzta AG	(423)	$(8,915)	(0.4	) %
Cie Financiere Richemont SA (Registered)	(738)	(70,153)	(3.5)
Dufry AG (Registered)	(34)	(4,809)	(0.2)
EFG International AG	(4,346)	(35,303)	(1.8)
EMS-Chemie Holding AG (Registered)	(45)	(27,794)	(1.4)
Flughafen Zurich AG (Registered)	(160)	(33,413)	(1.7)
Geberit AG (Registered)	(64)	(27,311)	(1.4)
Glencore plc	(20,309)	(97,828)	(4.9)
IWG plc	(2,024)	(6,875)	(0.3)
Nestle SA (Registered)	(279)	(21,614)	(1.1)
OC Oerlikon Corp. AG (Registered)	(1,663)	(26,848)	(1.3)
Pargesa Holding SA	(167)	(15,629)	(0.8)

		(376,492)
United Arab Emirates
NMC Health plc	(684)	(33,422)	(1.7)

United Kingdom
Abcam plc	(484)	(8,114)	(0.4)
Admiral Group plc	(778)	(21,291)	(1.1)
Aggreko plc	(973)	(9,786)	(0.5)
ASOS plc	(78)	(6,248)	(0.3)
Balfour Beatty plc	(12,442)	(50,246)	(2.5)
BBA Aviation plc	(17,143)	(75,136)	(3.7)
boohoo.com plc	(16,450)	(41,466)	(2.1)
BP plc	(1,214)	(9,018)	(0.4)
British American Tobacco plc	(1,377)	(75,525)	(3.8)
Bunzl plc	(901)	(26,126)	(1.3)
Cairn Energy plc	(5,967)	(18,572)	(0.9)
Cineworld Group plc	(21,540)	(76,898)	(3.8)
CNH Industrial NV	(640)	(7,875)	(0.4)
Coca-Cola European Partners plc	(1,057)	(41,434)	(2.1)
ConvaTec Group plc	(22,304)	(66,399)	(3.3)
Croda International plc	(148)	(9,054)	(0.4)
Daily Mail & General Trust plc, Class A	(753)	(6,995)	(0.3)
Derwent London plc	(210)	(9,211)	(0.5)
Essentra plc	(13,137)	(79,727)	(4.0)
Fevertree Drinks plc	(501)	(19,473)	(1.0)
Greene King plc	(708)	(5,332)	(0.3)
Janus Henderson Group plc	(885)	(27,957)	(1.4)
John Wood Group plc	(5,247)	(40,900)	(2.0)
Johnson Matthey plc	(799)	(36,110)	(1.8)
Just Eat plc	(3,678)	(39,156)	(1.9)
Lancashire Holdings Ltd.	(1,171)	(9,608)	(0.5)
London Stock Exchange Group plc	(353)	(20,858)	(1.0)
Merlin Entertainments plc	(10,920)	(55,241)	(2.7)
NEX Group plc	(645)	(8,753)	(0.4)
Old Mutual plc	(2,434)	(8,385)	(0.4)
Pennon Group plc	(508)	(4,827)	(0.2)
Reckitt Benckiser Group plc	(1,071)	(84,018)	(4.2)
Rentokil Initial plc	(7,965)	(33,604)	(1.7)
Rolls-Royce Holdings plc	(3,272)	(37,789)	(1.9)
Rolls-Royce plc	(232,312)	(320)	(0.0)
Royal Bank of Scotland Group plc	(3,153)	(11,676)	(0.6)
RPC Group plc	(3,423)	(37,143)	(1.8)
Severn Trent plc	(320)	(8,521)	(0.4)
Shaftesbury plc	(1,992)	(27,716)	(1.4)
Sky plc	(635)	(12,048)	(0.6)
Spirax-Sarco Engineering plc	(184)	(14,586)	(0.7)
Sports Direct International plc	(3,258)	(18,042)	(0.9)
St James’s Place plc	(1,026)	(15,982)	(0.8)
Standard Life Aberdeen plc	(12,198)	(61,023)	(3.0)
Tesco plc	(12,310)	(39,871)	(2.0)
UBM plc	(1,985)	(26,427)	(1.3)
Unilever NV	(472)	(27,059)	(1.3)

	Shares	Value	% of Basket Value
United Kingdom (continued)
United Utilities Group plc	(513)	$(5,231)	(0.3	) %
Weir Group plc (The)	(2,352)	(68,824)	(3.4)
Whitbread plc	(366)	(21,534)	(1.1)

		(1,467,135)
United States
2U, Inc.	(401)	(32,276)	(1.6)
Abbott Laboratories	(276)	(16,044)	(0.8)
Acadia Healthcare Co., Inc.	(424)	(15,086)	(0.7)
ACADIA Pharmaceuticals, Inc.	(1,180)	(18,656)	(0.9)
ACI Worldwide, Inc.	(1,343)	(31,225)	(1.6)
Adient plc	(257)	(15,752)	(0.8)
Advance Auto Parts, Inc.	(231)	(26,438)	(1.3)
Advanced Micro Devices, Inc.	(6,026)	(65,563)	(3.3)
AECOM	(107)	(3,685)	(0.2)
Agios Pharmaceuticals, Inc.	(448)	(37,592)	(1.9)
Air Lease Corp.	(136)	(5,670)	(0.3)
AK Steel Holding Corp.	(726)	(3,332)	(0.2)
Albemarle Corp.	(257)	(24,919)	(1.2)
Alkermes plc	(322)	(14,255)	(0.7)
Alleghany Corp.	(20)	(11,493)	(0.6)
Allegiant Travel Co.	(44)	(7,051)	(0.4)
Allergan plc	(40)	(6,146)	(0.3)
ALLETE, Inc.	(65)	(4,967)	(0.2)
Alliance Data Systems Corp.	(8)	(1,624)	(0.1)
Ally Financial, Inc.	(216)	(5,638)	(0.3)
Alnylam Pharmaceuticals, Inc.	(216)	(20,418)	(1.0)
Amazon.com, Inc.	(29)	(45,418)	(2.3)
Ambarella, Inc.	(97)	(4,519)	(0.2)
American Campus Communities, Inc.	(196)	(7,666)	(0.4)
American Homes 4 Rent, Class A	(102)	(2,060)	(0.1)
American International Group, Inc.	(397)	(22,232)	(1.1)
American National Insurance Co.	(48)	(5,792)	(0.3)
American Water Works Co., Inc.	(37)	(3,203)	(0.2)
AMETEK, Inc.	(158)	(11,028)	(0.5)
AmTrust Financial Services, Inc.	(370)	(4,769)	(0.2)
Analog Devices, Inc.	(337)	(29,437)	(1.5)
Anixter International, Inc.	(195)	(11,485)	(0.6)
Annaly Capital Management, Inc.	(842)	(8,732)	(0.4)
Aptiv plc	(467)	(39,499)	(2.0)
Aramark	(122)	(4,562)	(0.2)
Archer-Daniels-Midland Co.	(195)	(8,849)	(0.4)
Arconic, Inc.	(1,020)	(18,166)	(0.9)
Arista Networks, Inc.	(70)	(18,519)	(0.9)
Arthur J Gallagher & Co.	(277)	(19,387)	(1.0)
Avnet, Inc.	(148)	(5,806)	(0.3)
Axalta Coating Systems Ltd.	(531)	(16,408)	(0.8)
Balchem Corp.	(835)	(73,680)	(3.7)
Ball Corp.	(1,782)	(71,440)	(3.5)
Bank of the Ozarks, Inc.	(304)	(14,227)	(0.7)
BankUnited, Inc.	(440)	(17,428)	(0.9)
Beacon Roofing Supply, Inc.	(602)	(29,468)	(1.5)
Berkshire Hathaway, Inc., Class B	(63)	(12,205)	(0.6)
Bio-Rad Laboratories, Inc., Class A	(207)	(52,518)	(2.6)
Black Hills Corp.	(352)	(19,951)	(1.0)
Black Knight, Inc.	(268)	(13,038)	(0.6)
Blackbaud, Inc.	(235)	(24,666)	(1.2)
Blackhawk Network Holdings, Inc.	(65)	(2,919)	(0.1)
Blackstone Mortgage Trust, Inc., Class A	(921)	(28,413)	(1.4)
Bluebird Bio, Inc.	(79)	(13,442)	(0.7)
BOK Financial Corp.	(121)	(12,182)	(0.6)
Booking Holdings, Inc.	(21)	(45,738)	(2.3)
Boyd Gaming Corp.	(445)	(14,778)	(0.7)
Brighthouse Financial, Inc.	(253)	(12,847)	(0.6)

47

Consolidated Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value
United States (continued)
Broadcom, Inc.	(146)	$(33,495)	(1.7	) %
Caesars Entertainment Corp.	(1,562)	(17,729)	(0.9)
Callon Petroleum Co.	(3,997)	(55,598)	(2.8)
Cantel Medical Corp.	(146)	(16,362)	(0.8)
Capital One Financial Corp.	(451)	(40,870)	(2.0)
Cardinal Health, Inc.	(41)	(2,631)	(0.1)
CarMax, Inc.	(847)	(52,937)	(2.6)
Carpenter Technology Corp.	(371)	(19,759)	(1.0)
Catalent, Inc.	(152)	(6,249)	(0.3)
Cavium, Inc.	(441)	(33,079)	(1.6)
Cboe Global Markets, Inc.	(52)	(5,553)	(0.3)
Centennial Resource Development, Inc., Class A	(1,405)	(25,993)	(1.3)
Chemical Financial Corp.	(304)	(16,687)	(0.8)
Cheniere Energy, Inc.	(1,220)	(70,955)	(3.5)
Chipotle Mexican Grill, Inc.	(72)	(30,480)	(1.5)
Church & Dwight Co., Inc.	(426)	(19,681)	(1.0)
Churchill Downs, Inc.	(12)	(3,295)	(0.2)
Cincinnati Financial Corp.	(94)	(6,612)	(0.3)
Citigroup, Inc.	(391)	(26,694)	(1.3)
Clovis Oncology, Inc.	(33)	(1,432)	(0.1)
Colfax Corp.	(233)	(7,225)	(0.4)
Comcast Corp., Class A	(264)	(8,287)	(0.4)
CommScope Holding Co., Inc.	(833)	(31,837)	(1.6)
Compass Minerals International, Inc.	(652)	(43,880)	(2.2)
Conduent, Inc.	(132)	(2,569)	(0.1)
Constellation Brands, Inc., Class A	(61)	(14,221)	(0.7)
Continental Resources, Inc.	(174)	(11,494)	(0.6)
Cornerstone OnDemand, Inc.	(179)	(7,899)	(0.4)
Corning, Inc.	(546)	(14,753)	(0.7)
CoStar Group, Inc.	(48)	(17,600)	(0.9)
Cotiviti Holdings, Inc.	(161)	(5,561)	(0.3)
Coty, Inc., Class A	(3,554)	(61,662)	(3.1)
Covanta Holding Corp.	(708)	(10,549)	(0.5)
Cree, Inc.	(638)	(23,810)	(1.2)
CSX Corp.	(649)	(38,544)	(1.9)
Cypress Semiconductor Corp.	(1,407)	(20,514)	(1.0)
CyrusOne, Inc.	(244)	(13,076)	(0.6)
Danaher Corp.	(92)	(9,229)	(0.5)
Darling Ingredients, Inc.	(1,722)	(29,515)	(1.5)
DDR Corp.	(1,833)	(13,289)	(0.7)
Deere & Co.	(171)	(23,141)	(1.1)
DENTSPLY SIRONA, Inc.	(409)	(20,589)	(1.0)
DexCom, Inc.	(776)	(56,788)	(2.8)
Diamondback Energy, Inc.	(505)	(64,867)	(3.2)
DiamondRock Hospitality Co.	(76)	(840)	(0.0)
Digital Realty Trust, Inc.	(307)	(32,447)	(1.6)
DISH Network Corp., Class A	(289)	(9,696)	(0.5)
Dollar Tree, Inc.	(178)	(17,068)	(0.8)
Dominion Energy, Inc.	(622)	(41,400)	(2.1)
Dorman Products, Inc.	(382)	(24,547)	(1.2)
DR Horton, Inc.	(818)	(36,107)	(1.8)
Duke Energy Corp.	(55)	(4,409)	(0.2)
Dunkin’ Brands Group, Inc.	(145)	(8,839)	(0.4)
Dycom Industries, Inc.	(124)	(12,879)	(0.6)
Eagle Materials, Inc.	(246)	(24,344)	(1.2)
Eaton Corp. plc	(330)	(24,760)	(1.2)
Ecolab, Inc.	(202)	(29,244)	(1.5)
Education Realty Trust, Inc.	(663)	(21,819)	(1.1)
Ellie Mae, Inc.	(810)	(78,465)	(3.9)
EQT Corp.	(1,033)	(51,846)	(2.6)
Equinix, Inc.	(36)	(15,148)	(0.8)
Erie Indemnity Co., Class A	(191)	(22,303)	(1.1)
Eversource Energy	(296)	(17,834)	(0.9)
Exact Sciences Corp.	(347)	(17,353)	(0.9)

	Shares	Value	% of Basket Value
United States (continued)
Expedia Group, Inc.	(196)	$(22,567)	(1.1	) %
Extended Stay America, Inc.	(220)	(4,308)	(0.2)
Fidelity National Information Services, Inc.	(210)	(19,944)	(1.0)
Financial Engines, Inc.	(562)	(25,093)	(1.2)
Finisar Corp.	(1,833)	(28,558)	(1.4)
FireEye, Inc.	(1,841)	(33,230)	(1.7)
First Citizens BancShares, Inc., Class A	(10)	(4,323)	(0.2)
First Financial Bankshares, Inc.	(52)	(2,577)	(0.1)
First Republic Bank	(130)	(12,073)	(0.6)
First Solar, Inc.	(19)	(1,347)	(0.1)
FirstCash, Inc.	(197)	(17,080)	(0.8)
Flowserve Corp.	(481)	(21,361)	(1.1)
Fluor Corp.	(29)	(1,710)	(0.1)
FMC Corp.	(40)	(3,189)	(0.2)
FNB Corp.	(1,963)	(25,519)	(1.3)
Gartner, Inc.	(277)	(33,597)	(1.7)
General Electric Co.	(4,253)	(59,840)	(3.0)
Genuine Parts Co.	(119)	(10,510)	(0.5)
GEO Group, Inc. (The)	(22)	(495)	(0.0)
GGP, Inc.	(99)	(1,979)	(0.1)
Gramercy Property Trust	(488)	(11,468)	(0.6)
Grand Canyon Education, Inc.	(106)	(11,023)	(0.5)
Great Plains Energy, Inc.	(90)	(2,946)	(0.1)
Guidewire Software, Inc.	(1,822)	(154,178)	(7.7)
Hain Celestial Group, Inc. (The)	(624)	(18,177)	(0.9)
Hanesbrands, Inc.	(81)	(1,496)	(0.1)
Harley-Davidson, Inc.	(20)	(823)	(0.0)
HCP, Inc.	(796)	(18,595)	(0.9)
Healthcare Realty Trust, Inc.	(83)	(2,310)	(0.1)
Healthcare Services Group, Inc.	(117)	(4,520)	(0.2)
Healthcare Trust of America, Inc., Class A	(507)	(12,670)	(0.6)
HealthEquity, Inc.	(155)	(10,179)	(0.5)
HEICO Corp.	(296)	(26,004)	(1.3)
Hexcel Corp.	(511)	(33,966)	(1.7)
Hilltop Holdings, Inc.	(225)	(5,044)	(0.3)
Hilton Grand Vacations, Inc.	(583)	(25,069)	(1.2)
Hilton Worldwide Holdings, Inc.	(318)	(25,071)	(1.2)
Honeywell International, Inc.	(196)	(28,357)	(1.4)
Hope Bancorp, Inc.	(68)	(1,176)	(0.1)
Horizon Pharma plc	(41)	(543)	(0.0)
Hormel Foods Corp.	(234)	(8,482)	(0.4)
Hudson Pacific Properties, Inc.	(490)	(16,106)	(0.8)
IBERIABANK Corp.	(249)	(18,663)	(0.9)
ICU Medical, Inc.	(56)	(14,095)	(0.7)
ILG, Inc.	(1,070)	(36,519)	(1.8)
Incyte Corp.	(415)	(25,705)	(1.3)
Insulet Corp.	(270)	(23,220)	(1.2)
Integra LifeSciences Holdings Corp.	(354)	(21,817)	(1.1)
Integrated Device Technology, Inc.	(123)	(3,423)	(0.2)
Intercept Pharmaceuticals, Inc.	(9)	(612)	(0.0)
International Bancshares Corp.	(96)	(3,821)	(0.2)
Intuitive Surgical, Inc.	(18)	(7,934)	(0.4)
Invitation Homes, Inc.	(315)	(7,289)	(0.4)
Ionis Pharmaceuticals, Inc.	(122)	(5,250)	(0.3)
IPG Photonics Corp.	(121)	(25,777)	(1.3)
IQVIA Holdings, Inc.	(149)	(14,268)	(0.7)
iRobot Corp.	(140)	(8,170)	(0.4)
Jagged Peak Energy, Inc.	(2,382)	(34,134)	(1.7)
JB Hunt Transport Services, Inc.	(135)	(15,853)	(0.8)
John Bean Technologies Corp.	(233)	(25,106)	(1.2)
Kansas City Southern	(231)	(24,632)	(1.2)
Kennedy-Wilson Holdings, Inc.	(1,493)	(28,292)	(1.4)
KeyCorp	(815)	(16,235)	(0.8)

48

Consolidated Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value
United States (continued)
Keysight Technologies, Inc.	(587)	$(30,336)	(1.5	) %
Kilroy Realty Corp.	(182)	(13,044)	(0.6)
Kinder Morgan, Inc.	(990)	(15,662)	(0.8)
KLX, Inc.	(326)	(25,503)	(1.3)
Knight-Swift Transportation Holdings, Inc.	(1,918)	(74,821)	(3.7)
Kraft Heinz Co. (The)	(2,575)	(145,179)	(7.2)
L Brands, Inc.	(356)	(12,428)	(0.6)
La Quinta Holdings, Inc.	(361)	(7,054)	(0.4)
Las Vegas Sands Corp.	(418)	(30,652)	(1.5)
LCI Industries	(68)	(6,480)	(0.3)
Leidos Holdings, Inc.	(155)	(9,956)	(0.5)
Lennar Corp., Class A	(773)	(40,884)	(2.0)
Lexington Realty Trust	(480)	(3,859)	(0.2)
Liberty Broadband Corp., Class C	(867)	(61,462)	(3.1)
Liberty Media Corp-Liberty Formula One, Class C	(516)	(15,232)	(0.8)
Liberty Media Corp-Liberty SiriusXM, Class C	(171)	(7,124)	(0.4)
Lions Gate Entertainment Corp., Class B	(923)	(21,247)	(1.1)
Lithia Motors, Inc., Class A	(35)	(3,355)	(0.2)
Littelfuse, Inc.	(50)	(9,346)	(0.5)
Live Nation Entertainment, Inc.	(311)	(12,275)	(0.6)
LogMeIn, Inc.	(30)	(3,306)	(0.2)
Loxo Oncology, Inc.	(55)	(6,925)	(0.3)
Lumentum Holdings, Inc.	(617)	(31,128)	(1.5)
M&T Bank Corp.	(57)	(10,389)	(0.5)
Markel Corp.	(21)	(23,731)	(1.2)
MarketAxess Holdings, Inc.	(362)	(71,904)	(3.6)
Martin Marietta Materials, Inc.	(89)	(17,335)	(0.9)
Mattel, Inc.	(361)	(5,343)	(0.3)
MB Financial, Inc.	(127)	(5,413)	(0.3)
Medical Properties Trust, Inc.	(207)	(2,645)	(0.1)
Medicines Co. (The)	(2,831)	(85,185)	(4.2)
MEDNAX, Inc.	(73)	(3,351)	(0.2)
Medtronic plc	(1,192)	(95,515)	(4.7)
Mercury General Corp.	(506)	(23,139)	(1.1)
MetLife, Inc.	(540)	(25,742)	(1.3)
MGM Resorts International	(540)	(16,967)	(0.8)
Microchip Technology, Inc.	(180)	(15,059)	(0.7)
Microsemi Corp.	(480)	(31,051)	(1.5)
Mid-America Apartment Communities, Inc.	(184)	(16,829)	(0.8)
Middleby Corp. (The)	(288)	(36,242)	(1.8)
Mohawk Industries, Inc.	(117)	(24,556)	(1.2)
Molson Coors Brewing Co., Class B	(145)	(10,330)	(0.5)
Mondelez International, Inc., Class A	(221)	(8,730)	(0.4)
Monolithic Power Systems, Inc.	(300)	(35,130)	(1.7)
Monster Beverage Corp.	(435)	(23,925)	(1.2)
Morgan Stanley	(298)	(15,383)	(0.8)
Mosaic Co. (The)	(874)	(23,554)	(1.2)
Mylan NV	(31)	(1,202)	(0.1)
Nabors Industries Ltd.	(2,529)	(19,246)	(1.0)
National General Holdings Corp.	(837)	(21,569)	(1.1)
National Oilwell Varco, Inc.	(186)	(7,193)	(0.4)
Navistar International Corp.	(110)	(3,829)	(0.2)
Nektar Therapeutics	(247)	(20,664)	(1.0)
Netflix, Inc.	(203)	(63,429)	(3.2)
Nevro Corp.	(3)	(268)	(0.0)
New Jersey Resources Corp.	(130)	(5,375)	(0.3)
New York Community Bancorp, Inc.	(2,191)	(26,029)	(1.3)
Newell Brands, Inc.	(1,850)	(51,115)	(2.5)
Nexstar Media Group, Inc., Class A	(346)	(21,538)	(1.1)
NextEra Energy, Inc.	(4)	(656)	(0.0)
Nielsen Holdings plc	(482)	(15,159)	(0.8)
NIKE, Inc., Class B	(221)	(15,114)	(0.8)
Noble Energy, Inc.	(362)	(12,246)	(0.6)

	Shares	Value	% of Basket Value
United States (continued)
Norfolk Southern Corp.	(37)	$(5,308)	(0.3	) %
NuVasive, Inc.	(275)	(14,633)	(0.7)
NVIDIA Corp.	(74)	(16,643)	(0.8)
Oasis Petroleum, Inc.	(5,870)	(64,746)	(3.2)
Olin Corp.	(1,257)	(37,949)	(1.9)
Omega Healthcare Investors, Inc.	(73)	(1,897)	(0.1)
OneMain Holdings, Inc.	(562)	(17,338)	(0.9)
ONEOK, Inc.	(197)	(11,863)	(0.6)
OPKO Health, Inc.	(1,744)	(5,302)	(0.3)
Oracle Corp.	(365)	(16,670)	(0.8)
Ormat Technologies, Inc.	(62)	(3,590)	(0.2)
PacWest Bancorp	(334)	(17,114)	(0.9)
Patterson-UTI Energy, Inc.	(151)	(3,234)	(0.2)
Paycom Software, Inc.	(125)	(14,276)	(0.7)
PDC Energy, Inc.	(435)	(23,290)	(1.2)
Pegasystems, Inc.	(10)	(610)	(0.0)
Penske Automotive Group, Inc.	(117)	(5,277)	(0.3)
Penumbra, Inc.	(290)	(36,062)	(1.8)
Physicians Realty Trust	(926)	(13,834)	(0.7)
Pinnacle Financial Partners, Inc.	(154)	(9,864)	(0.5)
Portola Pharmaceuticals, Inc.	(674)	(24,352)	(1.2)
PPL Corp.	(347)	(10,098)	(0.5)
PriceSmart, Inc.	(9)	(788)	(0.0)
Prosperity Bancshares, Inc.	(14)	(1,005)	(0.0)
PTC, Inc.	(359)	(29,564)	(1.5)
Puma Biotechnology, Inc.	(98)	(6,248)	(0.3)
QTS Realty Trust, Inc., Class A	(153)	(5,415)	(0.3)
QUALCOMM, Inc.	(173)	(8,825)	(0.4)
Qurate Retail Group, Inc. QVC Group	(144)	(3,371)	(0.2)
Range Resources Corp.	(811)	(11,232)	(0.6)
RBC Bearings, Inc.	(247)	(28,746)	(1.4)
RealPage, Inc.	(343)	(18,350)	(0.9)
Realty Income Corp.	(238)	(12,021)	(0.6)
Regency Centers Corp.	(276)	(16,243)	(0.8)
Regeneron Pharmaceuticals, Inc.	(46)	(13,969)	(0.7)
Republic Services, Inc.	(196)	(12,677)	(0.6)
RLI Corp.	(131)	(8,290)	(0.4)
RLJ Lodging Trust	(260)	(5,400)	(0.3)
Roper Technologies, Inc.	(164)	(43,327)	(2.2)
Sabra Health Care REIT, Inc.	(948)	(17,358)	(0.9)
Sage Therapeutics, Inc.	(45)	(6,476)	(0.3)
Sarepta Therapeutics, Inc.	(589)	(44,976)	(2.2)
Science Applications International Corp.	(76)	(6,520)	(0.3)
Seattle Genetics, Inc.	(52)	(2,662)	(0.1)
SemGroup Corp., Class A	(473)	(11,896)	(0.6)
Sempra Energy	(287)	(32,087)	(1.6)
Senior Housing Properties Trust	(615)	(9,576)	(0.5)
Service Corp. International	(140)	(5,111)	(0.3)
SLM Corp.	(648)	(7,439)	(0.4)
SM Energy Co.	(323)	(7,736)	(0.4)
Sotheby’s	(61)	(3,221)	(0.2)
South Jersey Industries, Inc.	(744)	(22,990)	(1.1)
South State Corp.	(430)	(37,217)	(1.8)
Southern Co. (The)	(1,086)	(50,086)	(2.5)
Spark Therapeutics, Inc.	(995)	(75,938)	(3.8)
Spectrum Brands Holdings, Inc.	(95)	(6,850)	(0.3)
Spire, Inc.	(435)	(31,385)	(1.6)
Spirit Airlines, Inc.	(566)	(20,218)	(1.0)
Spirit Realty Capital, Inc.	(3,446)	(27,740)	(1.4)
Splunk, Inc.	(199)	(20,427)	(1.0)
Square, Inc., Class A	(605)	(28,641)	(1.4)
SS&C Technologies Holdings, Inc.	(824)	(40,912)	(2.0)
STERIS plc	(138)	(13,044)	(0.6)

49

Consolidated Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value
United States (continued)
Sterling Bancorp	(653)	$(15,509)	(0.8	) %
STORE Capital Corp.	(169)	(4,264)	(0.2)
Summit Materials, Inc., Class A	(115)	(3,236)	(0.2)
Sun Communities, Inc.	(96)	(9,010)	(0.4)
Symantec Corp.	(572)	(15,896)	(0.8)
Synchrony Financial	(1,037)	(34,397)	(1.7)
SYNNEX Corp.	(479)	(47,981)	(2.4)
Tanger Factory Outlet Centers, Inc.	(217)	(4,763)	(0.2)
Tapestry, Inc.	(68)	(3,656)	(0.2)
Targa Resources Corp.	(2,549)	(119,727)	(5.9)
Taubman Centers, Inc.	(349)	(19,537)	(1.0)
TFS Financial Corp.	(205)	(3,057)	(0.2)
TransDigm Group, Inc.	(84)	(26,928)	(1.3)
TreeHouse Foods, Inc.	(256)	(9,856)	(0.5)
Tribune Media Co., Class A	(32)	(1,209)	(0.1)
Trimble, Inc.	(479)	(16,573)	(0.8)
Twitter, Inc.	(457)	(13,852)	(0.7)
Tyler Technologies, Inc.	(123)	(26,927)	(1.3)
Ulta Beauty, Inc.	(90)	(22,582)	(1.1)
Ultimate Software Group, Inc. (The)	(47)	(11,276)	(0.6)
Ultragenyx Pharmaceutical, Inc.	(875)	(44,485)	(2.2)
Umpqua Holdings Corp.	(232)	(5,466)	(0.3)
Under Armour, Inc., Class A	(553)	(9,821)	(0.5)
Under Armour, Inc., Class C	(1,684)	(25,849)	(1.3)
Union Pacific Corp.	(164)	(21,915)	(1.1)
United Bankshares, Inc.	(1,194)	(40,536)	(2.0)
United Technologies Corp.	(275)	(33,041)	(1.6)
Uniti Group, Inc.	(2,465)	(44,419)	(2.2)
Universal Display Corp.	(116)	(10,214)	(0.5)
US Silica Holdings, Inc.	(411)	(12,375)	(0.6)
USG Corp.	(498)	(20,035)	(1.0)
Vail Resorts, Inc.	(53)	(12,153)	(0.6)
Valley National Bancorp	(750)	(9,412)	(0.5)
Valvoline, Inc.	(1,840)	(37,315)	(1.9)
Veeva Systems, Inc., Class A	(107)	(7,504)	(0.4)
Ventas, Inc.	(261)	(13,421)	(0.7)
VEREIT, Inc.	(1,615)	(10,982)	(0.5)
VeriFone Systems, Inc.	(617)	(14,197)	(0.7)
Verint Systems, Inc.	(123)	(5,178)	(0.3)
Verisk Analytics, Inc.	(434)	(46,199)	(2.3)
Viacom, Inc., Class B	(6)	(181)	(0.0)
ViaSat, Inc.	(1,015)	(64,940)	(3.2)
Vornado Realty Trust	(539)	(36,668)	(1.8)
Vulcan Materials Co.	(83)	(9,270)	(0.5)
Wabtec Corp.	(476)	(42,274)	(2.1)
Weatherford International plc	(2,227)	(6,570)	(0.3)
Welltower, Inc.	(323)	(17,261)	(0.9)
WESCO International, Inc.	(110)	(6,550)	(0.3)
West Pharmaceutical Services, Inc.	(66)	(5,822)	(0.3)
WestRock Co.	(101)	(5,975)	(0.3)
WEX, Inc.	(336)	(54,405)	(2.7)
Whirlpool Corp.	(133)	(20,608)	(1.0)
Whiting Petroleum Corp.	(741)	(30,248)	(1.5)
Workday, Inc., Class A	(172)	(21,472)	(1.1)
World Fuel Services Corp.	(392)	(8,416)	(0.4)
Worldpay, Inc.	(452)	(36,711)	(1.8)
WPX Energy, Inc.	(129)	(2,205)	(0.1)
WR Berkley Corp.	(173)	(12,899)	(0.6)
Wright Medical Group NV	(4,390)	(86,088)	(4.3)
Wynn Resorts Ltd.	(185)	(34,445)	(1.7)
XPO Logistics, Inc.	(105)	(10,202)	(0.5)
Zayo Group Holdings, Inc.	(666)	(24,176)	(1.2)
Zebra Technologies Corp., Class A	(80)	(10,786)	(0.5)

	Shares	Value	% of Basket Value
United States (continued)
Zendesk, Inc.	(1,022)	$(49,823)	(2.5	) %
Zillow Group, Inc., Class C	(460)	(22,305)	(1.1)
Zimmer Biomet Holdings, Inc.	(15)	(1,728)	(0.1)

		(7,817,009)

Total Reference Entity — Short		(19,794,848)

Net Value of Reference Entity — Credit Suisse International		$2,012,687

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Deutsche Bank AG, as of April 30, 2018, expiration dates02/17/23-03/20/23:

	Shares	Value	% of Basket Value
Reference Entity — Long

Austria
OMV AG	919	$56,918	2.9%
voestalpine AG	1	53	0.0

		56,971
Belgium
Ageas	131	7,008	0.4
Befimmo SA	588	38,202	1.9
bpost SA	246	5,398	0.3
Colruyt SA	243	13,674	0.7
D’ieteren SA/NV	54	2,299	0.1
KBC Ancora	44	2,658	0.1
KBC Group NV	296	25,734	1.3
Proximus SADP	167	5,118	0.3
UCB SA	90	6,778	0.3

		106,869
Bermuda
RenaissanceRe Holdings Ltd.	13	1,769	0.1

China
Anhui Conch Cement Co. Ltd., H Shares	4,000	24,966	1.3
BYD Electronic International Co. Ltd.	1,000	1,525	0.1
China Communications Construction Co. Ltd., H Shares	34,000	39,174	2.0
China Everbright Ltd.	12,000	26,407	1.3
China Medical System Holdings Ltd.	11,000	26,937	1.4
China Mobile Ltd.	6,500	61,922	3.1
China Resources Pharmaceutical Group Ltd.	3,000	4,147	0.2
China Shenhua Energy Co. Ltd., H Shares	3,000	7,359	0.4
China Vanke Co. Ltd., H Shares	8,700	35,956	1.8
CITIC Ltd.	9,000	13,725	0.7
CNOOC Ltd.	25,000	42,293	2.1
Dongfeng Motor Group Co. Ltd., H Shares	58,000	64,138	3.2
Geely Automobile Holdings Ltd.	2,000	5,260	0.3
Guangdong Investment Ltd.	70,000	108,348	5.5
Guangzhou Automobile Group Co. Ltd., H Shares	20,000	36,634	1.9
Haitian International Holdings Ltd.	11,000	29,274	1.5
Industrial & Commercial Bank of China Ltd., H Shares	5,000	4,389	0.2
Kingsoft Corp. Ltd.	5,000	14,847	0.8
Nexteer Automotive Group Ltd.	5,000	7,693	0.4
Shimao Property Holdings Ltd.	500	1,323	0.1
Tingyi Cayman Islands Holding Corp.	8,000	15,167	0.8
Yangzijiang Shipbuilding Holdings Ltd.	36,000	31,437	1.6

		602,921
Denmark
Danske Bank A/S	345	12,007	0.6
Dfds A/S	33	2,055	0.1

50

Consolidated Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value
Denmark (continued)
GN Store Nord A/S	1,088	$38,226	1.9%
Royal Unibrew A/S	75	4,966	0.3
Topdanmark A/S	281	13,215	0.7
William Demant Holding A/S	414	16,134	0.8

		86,603
Finland
Sampo OYJ, Class A	45	2,434	0.1
Stora Enso OYJ, Class R	587	11,578	0.6

		14,012
France
Altran Technologies SA	541	8,351	0.4
Atos SE	300	40,500	2.1
AXA SA	52	1,487	0.1
Bouygues SA	283	14,434	0.7
Capgemini SE	53	7,291	0.4
Casino Guichard Perrachon SA	433	22,460	1.1
Cie de Saint-Gobain	565	29,561	1.5
Cie Generale des Etablissements Michelin SCA	397	55,827	2.8
CNP Assurances	332	8,504	0.4
Eiffage SA	219	26,068	1.3
Engie SA	2,754	48,309	2.4
Eramet	104	18,102	0.9
Eurazeo SA	64	5,622	0.3
Faurecia SA	864	70,553	3.6
Fonciere Des Regions	6	671	0.0
ICADE	434	43,129	2.2
Ipsen SA	265	42,895	2.2
Kering SA	65	37,602	1.9
L’Oreal SA	63	15,170	0.8
Mercialys SA	1,261	24,131	1.2
Safran SA	412	48,324	2.4
Television Francaise 1	461	5,763	0.3
Ubisoft Entertainment SA	218	20,829	1.1

		595,583
Germany
Allianz SE (Registered)	132	31,221	1.6
Aurubis AG	363	32,439	1.6
BASF SE	620	64,507	3.3
Bayer AG (Registered)	56	6,693	0.3
Beiersdorf AG	112	12,671	0.6
CECONOMY AG	265	2,970	0.2
Covestro AG	242	21,989	1.1
Deutsche Lufthansa AG (Registered)	2,516	73,128	3.7
Deutsche Post AG (Registered)	1,804	78,302	4.0
Deutsche Telekom AG (Registered)	915	16,016	0.8
Evonik Industries AG	1,335	47,433	2.4
Fresenius Medical Care AG & Co. KGaA	57	5,784	0.3
FUCHS PETROLUB SE (Preference)	93	4,994	0.3
Hannover Rueck SE	233	32,724	1.7
LEG Immobilien AG	223	25,713	1.3
Merck KGaA	400	39,076	2.0
MTU Aero Engines AG	47	8,085	0.4
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	54	12,359	0.6
Rheinmetall AG	497	64,949	3.3
RHOEN-KLINIKUM AG	888	29,061	1.5
Salzgitter AG	481	26,414	1.3
Schaeffler AG (Preference)	167	2,584	0.1
Suedzucker AG	357	5,934	0.3
TUI AG	615	13,908	0.7

		658,954

	Shares	Value	% of Basket Value
Hong Kong
AIA Group Ltd.	1,000	$8,937	0.5%
CK Asset Holdings Ltd.	5,500	47,481	2.4
CLP Holdings Ltd.	2,500	25,960	1.3
Galaxy Entertainment Group Ltd.	1,000	8,753	0.4
Hang Seng Bank Ltd.	1,300	32,929	1.7
HK Electric Investments & HK Electric Investments Ltd.	22,500	20,927	1.1
Hong Kong & China Gas Co. Ltd.	4,000	8,358	0.4
Hutchison Port Holdings Trust	1,800	600	0.0
Kerry Properties Ltd.	3,000	14,342	0.7
Kingboard Chemical Holdings Ltd.	12,000	48,820	2.5
Link REIT	1,000	8,838	0.4
SJM Holdings Ltd.	9,000	9,015	0.5
Sun Hung Kai Properties Ltd.	2,000	32,209	1.6
Techtronic Industries Co. Ltd.	1,500	8,787	0.4
VTech Holdings Ltd.	1,600	19,482	1.0
Yue Yuen Industrial Holdings Ltd.	2,500	7,085	0.4

		302,523
Italy
ACEA SpA	434	7,614	0.4
Assicurazioni Generali SpA	344	6,942	0.4
Azimut Holding SpA	622	13,059	0.7
Banca Generali SpA	531	17,225	0.9
Banca Mediolanum SpA	413	3,310	0.2
De’ Longhi SpA	23	688	0.0
ERG SpA	214	5,127	0.3
FinecoBank Banca Fineco SpA	1,440	17,147	0.9
Interpump Group SpA	220	6,989	0.4
Iren SpA	7,253	22,036	1.1
Mediaset SpA	1,471	5,837	0.3
Snam SpA	2,001	9,607	0.5
Societa Iniziative Autostradali e Servizi SpA	1,989	42,133	2.1

		157,714
Japan
Alfresa Holdings Corp.	300	6,619	0.3
Aozora Bank Ltd.	200	8,068	0.4
Asahi Glass Co. Ltd.	200	8,300	0.4
Astellas Pharma, Inc.	7,200	105,309	5.3
Autobacs Seven Co. Ltd.	300	5,663	0.3
Bridgestone Corp.	2,500	104,506	5.3
Canon, Inc.	200	6,880	0.3
COMSYS Holdings Corp.	300	8,346	0.4
Daicel Corp.	4,100	47,307	2.4
Daiwa Securities Group, Inc.	3,000	18,404	0.9
DMG Mori Co. Ltd.	1,000	18,685	0.9
Ezaki Glico Co. Ltd.	500	26,934	1.4
Fujitsu General Ltd.	100	1,628	0.1
Glory Ltd.	200	6,877	0.3
Gree, Inc.	1,400	7,735	0.4
GungHo Online Entertainment, Inc.	17,000	51,275	2.6
Haseko Corp.	1,800	28,313	1.4
Hisamitsu Pharmaceutical Co., Inc.	100	7,773	0.4
Ito En Ltd.	100	3,987	0.2
Izumi Co. Ltd.	400	26,413	1.3
Jafco Co. Ltd.	200	8,772	0.4
Japan Tobacco, Inc.	2,200	59,139	3.0
Kaken Pharmaceutical Co. Ltd.	800	47,308	2.4
Kao Corp.	200	14,377	0.7
KDDI Corp.	100	2,684	0.1
Kikkoman Corp.	3,000	130,003	6.6
Kissei Pharmaceutical Co. Ltd.	100	2,821	0.1
Komeri Co. Ltd.	600	16,014	0.8

51

Consolidated Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value
Japan (continued)
Konica Minolta, Inc.	400	$3,434	0.2%
K’s Holdings Corp.	500	7,212	0.4
Kyowa Exeo Corp.	3,000	78,015	4.0
Kyushu Railway Co.	500	16,002	0.8
Lawson, Inc.	200	13,212	0.7
Lion Corp.	700	15,079	0.8
LIXIL Group Corp.	800	17,917	0.9
Marubeni Corp.	7,000	52,567	2.7
Matsui Securities Co. Ltd.	600	5,850	0.3
Megmilk Snow Brand Co. Ltd.	100	3,011	0.2
MEIJI Holdings Co. Ltd.	100	8,020	0.4
Miraca Holdings, Inc.	300	11,679	0.6
Mitsubishi Chemical Holdings Corp.	3,200	30,271	1.5
Mitsubishi Corp.	300	8,273	0.4
Mitsubishi Electric Corp.	2,800	42,926	2.2
Mitsui & Co. Ltd.	1,700	30,639	1.6
Mixi, Inc.	100	3,287	0.2
Morinaga & Co. Ltd.	300	14,609	0.7
MS&AD Insurance Group Holdings, Inc.	900	30,327	1.5
NEC Corp.	100	2,741	0.1
NHK Spring Co. Ltd.	1,100	12,156	0.6
Nichirei Corp.	400	11,588	0.6
Nihon Kohden Corp.	200	5,716	0.3
Nippon Paper Industries Co. Ltd.	200	3,830	0.2
Nippon Telegraph & Telephone Corp.	300	14,237	0.7
Nissan Chemical Industries Ltd.	300	13,339	0.7
Nissan Motor Co. Ltd.	5,800	61,019	3.1
Nomura Research Institute Ltd.	900	46,354	2.3
NTT DOCOMO, Inc.	2,000	51,668	2.6
Obayashi Corp.	2,000	23,032	1.2
Oji Holdings Corp.	1,000	7,035	0.4
Omron Corp.	500	26,985	1.4
Oracle Corp. Japan	100	8,215	0.4
ORIX Corp.	2,700	47,355	2.4
Recruit Holdings Co. Ltd.	3,200	73,782	3.7
Sankyu, Inc.	600	29,161	1.5
Sanwa Holdings Corp.	5,400	69,342	3.5
Seino Holdings Co. Ltd.	200	3,746	0.2
Seven & i Holdings Co. Ltd.	500	22,030	1.1
Shiseido Co. Ltd.	600	38,929	2.0
Shizuoka Bank Ltd. (The)	1,200	12,169	0.6
Showa Shell Sekiyu KK	600	8,472	0.4
Skylark Co. Ltd.	1,900	27,948	1.4
Sompo Holdings, Inc.	300	12,561	0.6
Square Enix Holdings Co. Ltd.	200	8,290	0.4
Sumitomo Chemical Co. Ltd.	1,000	5,722	0.3
Sumitomo Heavy Industries Ltd.	3,100	118,452	6.0
Taisei Corp.	3,200	172,627	8.7
Takeda Pharmaceutical Co. Ltd.	400	16,844	0.9
Teijin Ltd.	1,800	33,842	1.7
Tosoh Corp.	200	3,538	0.2
TOTO Ltd.	100	5,668	0.3
Toyo Suisan Kaisha Ltd.	100	3,937	0.2
Toyota Boshoku Corp.	600	12,596	0.6
TS Tech Co. Ltd.	200	8,092	0.4
Ulvac, Inc.	100	5,349	0.3
Yamato Kogyo Co. Ltd.	300	8,844	0.4
Yamazaki Baking Co. Ltd.	100	2,190	0.1
Yokogawa Electric Corp.	1,500	33,030	1.7
Zeon Corp.	1,700	21,954	1.1

		2,266,855

	Shares	Value	% of Basket Value
Kazakhstan
KAZ Minerals plc	118	$1,491	0.1%

Netherlands
Aalberts Industries NV	707	34,811	1.8
ASR Nederland NV	877	41,363	2.1
BE Semiconductor Industries NV	220	15,205	0.8
ING Groep NV	1,385	23,338	1.2
Koninklijke Ahold Delhaize NV	240	5,790	0.3
Koninklijke Philips NV	1,203	50,918	2.6
NN Group NV	757	36,279	1.8
Philips Lighting NV	414	12,591	0.6
PostNL NV	814	3,160	0.2
Randstad NV	548	35,271	1.8

		258,726
Norway
Leroy Seafood Group ASA	424	3,110	0.2
Telenor ASA	117	2,590	0.1
TGS NOPEC Geophysical Co. ASA	1,263	39,827	2.0

		45,527
Portugal
Jeronimo Martins SGPS SA	3,711	65,080	3.3
Sonae SGPS SA	1,032	1,403	0.1

		66,483
Singapore
Ascendas REIT	15,700	31,496	1.6
CapitaLand Commercial Trust	3,800	5,192	0.3
ComfortDelGro Corp. Ltd.	53,400	90,128	4.6
Genting Singapore plc	93,000	81,479	4.1
Mapletree Industrial Trust	42,500	64,866	3.3
Oversea-Chinese Banking Corp. Ltd.	11,700	120,844	6.1
SATS Ltd.	15,200	63,162	3.2
Singapore Technologies Engineering Ltd.	20,900	54,692	2.8
Suntec REIT	11,800	17,345	0.9
UOL Group Ltd.	1,800	11,888	0.6
Yanlord Land Group Ltd.	14,300	18,235	0.9

		559,327
South Korea
CJ Corp.	117	17,725	0.9
Daelim Industrial Co. Ltd.	19	1,525	0.1
Hankook Tire Co. Ltd.	102	4,711	0.2
Hanwha Chemical Corp.	421	11,317	0.6
Industrial Bank of Korea	1,284	20,135	1.0
KB Financial Group, Inc.	702	39,884	2.0
Korea Investment Holdings Co. Ltd.	127	10,728	0.5
LG Corp.	116	8,775	0.4
POSCO	51	17,573	0.9
S-1 Corp.	6	550	0.0
Samsung Fire & Marine Insurance Co. Ltd.	25	6,242	0.3
Samsung Life Insurance Co. Ltd.	16	1,747	0.1
Samsung SDS Co. Ltd.	98	22,260	1.1
Shinhan Financial Group Co. Ltd.	383	17,054	0.9
SK Holdings Co. Ltd.	13	3,558	0.2
SK Hynix, Inc.	451	35,468	1.8
SK Innovation Co. Ltd.	101	18,508	0.9
SK Telecom Co. Ltd.	44	9,401	0.5
Yuhan Corp.	178	38,022	1.9

		285,183
Spain
ACS Actividades de Construccion y Servicios SA	1,720	72,489	3.7
Aena SME SA	120	24,735	1.3
Atresmedia Corp. de Medios de Comunicacion SA	250	2,342	0.1

52

Consolidated Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value
Spain (continued)
Distribuidora Internacional de Alimentacion SA	4,479	$20,757	1.1%
Ebro Foods SA	468	11,286	0.6
Grifols SA	491	13,767	0.7
Grupo Catalana Occidente SA	475	20,915	1.1
Indra Sistemas SA	1,919	26,519	1.3
Mediaset Espana Comunicacion SA	14	134	0.0
Repsol SA	4,173	79,633	4.0
Telefonica SA	1,512	15,408	0.8
Viscofan SA	180	11,929	0.6

		299,914
Sweden
Electrolux AB	605	15,922	0.8
Fabege AB	502	5,780	0.3
Fastighets AB Balder, Class B	935	24,087	1.2
Holmen AB, Class B	270	6,657	0.3
Hufvudstaden AB, Class A	65	954	0.0
Loomis AB, Class B	805	29,316	1.5
Lundin Petroleum AB	2	55	0.0
Sandvik AB	3,516	59,949	3.0
Skandinaviska Enskilda Banken AB, Class A	653	6,130	0.3
Svenska Handelsbanken AB, Class A	542	6,045	0.3
Wallenstam AB, Class B	373	3,342	0.2

		158,237
Switzerland
Adecco Group AG (Registered)	159	10,530	0.5
Baloise Holding AG (Registered)	190	30,116	1.5
Bucher Industries AG (Registered)	33	12,094	0.6
Cembra Money Bank AG	32	2,712	0.1
Julius Baer Group Ltd.	312	18,517	0.9
Novartis AG (Registered)	504	38,795	2.0
PSP Swiss Property AG (Registered)	86	8,036	0.4
Sika AG	5	36,281	1.8
Straumann Holding AG (Registered)	23	15,613	0.8
Swiss Life Holding AG (Registered)	24	8,396	0.4
Swisscom AG (Registered)	82	39,330	2.0
UBS Group AG (Registered)	2,599	43,624	2.2
Vontobel Holding AG (Registered)	1,846	121,739	6.2

		385,783
Taiwan
AU Optronics Corp.	62,000	25,566	1.3
Catcher Technology Co. Ltd.	2,000	22,180	1.1
Chang Hwa Commercial Bank Ltd.	40,000	23,026	1.2
Compal Electronics, Inc.	84,000	54,714	2.8
CTBC Financial Holding Co. Ltd.	32,000	22,821	1.2
Feng TAY Enterprise Co. Ltd.	4,000	18,138	0.9
First Financial Holding Co. Ltd.	13,000	8,938	0.5
Innolux Corp.	169,000	62,889	3.2
Novatek Microelectronics Corp.	15,000	62,963	3.2
Pegatron Corp.	8,000	18,652	0.9
Pou Chen Corp.	48,000	60,028	3.0
Taishin Financial Holding Co. Ltd.	60,000	29,155	1.5
Taiwan Cooperative Financial Holding Co. Ltd.	14,000	8,135	0.4
Yageo Corp.	6,000	125,766	6.4
Yuanta Financial Holding Co. Ltd.	66,000	31,499	1.6

		574,470
United Kingdom
Anglo American plc	1,054	24,800	1.3
Barratt Developments plc	2,811	21,555	1.1
Bellway plc	587	26,747	1.4
Berkeley Group Holdings plc	930	52,065	2.6
Bodycote plc	1,710	21,053	1.1

	Shares	Value	% of Basket Value
United Kingdom (continued)
Britvic plc	817	$8,076	0.4%
BT Group plc	5,180	17,780	0.9
Centrica plc	3,018	6,390	0.3
Close Brothers Group plc	473	9,959	0.5
Dixons Carphone plc	10,058	28,046	1.4
Dunelm Group plc	723	5,609	0.3
Electrocomponents plc	1,880	15,717	0.8
Fiat Chrysler Automobiles NV	448	9,954	0.5
GlaxoSmithKline plc	2,225	44,627	2.3
Hiscox Ltd.	247	5,051	0.3
IG Group Holdings plc	349	3,985	0.2
IMI plc	2,533	37,965	1.9
Imperial Brands plc	543	19,428	1.0
ITV plc	4,182	8,700	0.4
J Sainsbury plc	12,475	52,934	2.7
Jupiter Fund Management plc	7,377	46,133	2.3
Land Securities Group plc	77	1,045	0.1
Legal & General Group plc	571	2,115	0.1
Man Group plc	1,856	4,610	0.2
National Express Group plc	2,981	16,087	0.8
Next plc	112	8,090	0.4
Pagegroup plc	1,503	11,093	0.6
Persimmon plc	918	34,292	1.7
Petrofac Ltd.	456	3,784	0.2
Redrow plc	3,544	30,539	1.5
RELX plc	884	18,894	1.0
Rightmove plc	87	5,456	0.3
Sage Group plc (The)	1,160	10,089	0.5
Schroders plc	565	25,561	1.3
Smith & Nephew plc	1,192	22,828	1.2
Spectris plc	131	4,834	0.2
SSE plc	1,024	19,434	1.0
SSP Group plc	2,344	20,975	1.1
Tate & Lyle plc	820	6,476	0.3
Taylor Wimpey plc	15,349	40,422	2.0
Thomas Cook Group plc	4,573	7,767	0.4
Vodafone Group plc	12,500	36,478	1.8
WH Smith plc	29	777	0.0

		798,220
United States
3M Co.	65	12,635	0.6
Aaron’s, Inc.	237	9,899	0.5
Activision Blizzard, Inc.	255	16,919	0.9
Adobe Systems, Inc.	74	16,398	0.8
Advanced Energy Industries, Inc.	91	5,419	0.3
AES Corp.	364	4,455	0.2
Agilent Technologies, Inc.	32	2,104	0.1
Air Products & Chemicals, Inc.	11	1,785	0.1
Align Technology, Inc.	27	6,746	0.3
Allegion plc	192	14,819	0.8
Alliant Energy Corp.	73	3,135	0.2
Allstate Corp. (The)	710	69,452	3.5
American Airlines Group, Inc.	327	14,038	0.7
American Eagle Outfitters, Inc.	116	2,399	0.1
Ameriprise Financial, Inc.	11	1,542	0.1
Anadarko Petroleum Corp.	270	18,176	0.9
Andeavor	99	13,694	0.7
ANSYS, Inc.	24	3,880	0.2
AO Smith Corp.	849	52,086	2.6
Applied Industrial Technologies, Inc.	413	26,411	1.3
ARRIS International plc	360	9,720	0.5
Atmos Energy Corp.	211	18,334	0.9
Automatic Data Processing, Inc.	176	20,782	1.1

53

Consolidated Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value
United States (continued)
AutoZone, Inc.	15	$9,368	0.5%
AvalonBay Communities, Inc.	29	4,727	0.2
Avery Dennison Corp.	99	10,376	0.5
Barnes Group, Inc.	210	11,661	0.6
Baxter International, Inc.	258	17,931	0.9
Bed Bath & Beyond, Inc.	397	6,932	0.4
Best Buy Co., Inc.	295	22,576	1.1
BGC Partners, Inc., Class A	137	1,830	0.1
Big Lots, Inc.	875	37,144	1.9
Biogen, Inc.	151	41,314	2.1
Bio-Techne Corp.	71	10,715	0.5
Booz Allen Hamilton Holding Corp.	779	30,872	1.6
Brandywine Realty Trust	734	11,825	0.6
Bristol-Myers Squibb Co.	316	16,473	0.8
Brown-Forman Corp., Class B	26	1,457	0.1
Bruker Corp.	97	2,864	0.1
Brunswick Corp.	62	3,713	0.2
BWX Technologies, Inc.	62	4,204	0.2
CA, Inc.	1,204	41,899	2.1
Cabot Corp.	431	24,076	1.2
Cadence Design Systems, Inc.	1,723	69,023	3.5
Carter’s, Inc.	138	13,844	0.7
Cathay General Bancorp	829	33,168	1.7
CBRE Group, Inc., Class A	68	3,081	0.2
CDW Corp.	104	7,414	0.4
Celanese Corp.	39	4,238	0.2
Celgene Corp.	443	38,585	2.0
Centene Corp.	181	19,653	1.0
CenterPoint Energy, Inc.	135	3,420	0.2
Chimera Investment Corp.	744	13,013	0.7
Cirrus Logic, Inc.	169	6,163	0.3
CIT Group, Inc.	60	3,177	0.2
Citizens Financial Group, Inc.	517	21,450	1.1
Clorox Co. (The)	218	25,550	1.3
CMS Energy Corp.	134	6,323	0.3
Coherent, Inc.	53	8,916	0.5
Colgate-Palmolive Co.	278	18,134	0.9
Columbia Property Trust, Inc.	534	11,406	0.6
Comerica, Inc.	79	7,472	0.4
Commerce Bancshares, Inc.	468	29,727	1.5
ConocoPhillips	980	64,190	3.3
Consolidated Edison, Inc.	266	21,315	1.1
Convergys Corp.	299	6,985	0.4
CoreLogic, Inc.	299	14,800	0.7
CoreSite Realty Corp.	6	625	0.0
Corporate Office Properties Trust	184	5,062	0.3
Costco Wholesale Corp.	297	58,557	3.0
Cracker Barrel Old Country Store, Inc.	4	658	0.0
CubeSmart	186	5,476	0.3
Cullen/Frost Bankers, Inc.	29	3,319	0.2
Cummins, Inc.	458	73,216	3.7
CVR Energy, Inc.	183	6,314	0.3
Dana, Inc.	902	21,404	1.1
DCT Industrial Trust, Inc.	518	33,965	1.7
Dell Technologies, Inc., Class V	97	6,962	0.4
Deluxe Corp.	45	3,084	0.2
Devon Energy Corp.	107	3,887	0.2
Diamond Offshore Drilling, Inc.	55	1,011	0.1
Dick’s Sporting Goods, Inc.	707	23,395	1.2
Dolby Laboratories, Inc., Class A	353	21,116	1.1
Domino’s Pizza, Inc.	6	1,450	0.1
Donaldson Co., Inc.	138	6,108	0.3
Duke Realty Corp.	343	9,295	0.5

	Shares	Value	% of Basket Value
United States (continued)
Dun & Bradstreet Corp. (The)	93	$10,724	0.5%
E*TRADE Financial Corp.	253	15,352	0.8
East West Bancorp, Inc.	259	17,255	0.9
eBay, Inc.	235	8,902	0.5
EchoStar Corp., Class A	193	10,140	0.5
Encompass Health Corp.	122	7,420	0.4
Energizer Holdings, Inc.	14	803	0.0
Entegris, Inc.	96	3,091	0.2
Entergy Corp.	701	57,195	2.9
EOG Resources, Inc.	342	40,414	2.0
EPR Properties	147	8,088	0.4
Equity Commonwealth	293	9,080	0.5
Equity LifeStyle Properties, Inc.	274	24,430	1.2
Equity Residential	374	23,080	1.2
Essent Group Ltd.	293	9,657	0.5
Essex Property Trust, Inc.	29	6,951	0.4
Estee Lauder Cos., Inc. (The), Class A	16	2,369	0.1
Evercore, Inc., Class A	66	6,682	0.3
Expeditors International of Washington, Inc.	140	8,940	0.5
Extra Space Storage, Inc.	208	18,635	0.9
F5 Networks, Inc.	66	10,764	0.5
Federal Realty Investment Trust	19	2,201	0.1
First Industrial Realty Trust, Inc.	741	23,053	1.2
Flowers Foods, Inc.	331	7,484	0.4
Ford Motor Co.	924	10,386	0.5
Fortinet, Inc.	565	31,278	1.6
Franklin Resources, Inc.	146	4,911	0.2
Freeport-McMoRan, Inc.	759	11,544	0.6
Gaming and Leisure Properties, Inc.	761	26,079	1.3
Gap, Inc. (The)	1,071	31,316	1.6
Generac Holdings, Inc.	556	25,026	1.3
General Mills, Inc.	166	7,261	0.4
General Motors Co.	66	2,425	0.1
Glacier Bancorp, Inc.	189	6,999	0.4
Green Dot Corp., Class A	73	4,439	0.2
Groupon, Inc.	2,723	12,635	0.6
H&R Block, Inc.	50	1,382	0.1
Halliburton Co.	15	795	0.0
HCA Healthcare, Inc.	244	23,361	1.2
Helen of Troy Ltd.	27	2,407	0.1
Hershey Co. (The)	95	8,734	0.4
Hillenbrand, Inc.	20	927	0.0
Hill-Rom Holdings, Inc.	176	15,106	0.8
HollyFrontier Corp.	729	44,243	2.2
Home Depot, Inc. (The)	44	8,131	0.4
Host Hotels & Resorts, Inc.	85	1,663	0.1
HP, Inc.	687	14,764	0.7
Humana, Inc.	5	1,471	0.1
Huntington Ingalls Industries, Inc.	79	19,214	1.0
IDACORP, Inc.	230	21,390	1.1
IDEX Corp.	230	30,742	1.6
Illinois Tool Works, Inc.	221	31,386	1.6
Ingersoll-Rand plc	3	252	0.0
Ingredion, Inc.	170	20,585	1.0
Intel Corp.	87	4,491	0.2
Interactive Brokers Group, Inc., Class A	139	10,314	0.5
Invesco Mortgage Capital, Inc.	274	4,447	0.2
Investors Bancorp, Inc.	389	5,201	0.3
ITT, Inc.	1,525	74,557	3.8
Jabil, Inc.	594	15,800	0.8
John Wiley & Sons, Inc., Class A	552	36,404	1.8
Johnson & Johnson	759	96,006	4.9
Jones Lang LaSalle, Inc.	151	25,596	1.3

54

Consolidated Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value
United States (continued)
Juniper Networks, Inc.	571	$14,041	0.7%
KAR Auction Services, Inc.	75	3,899	0.2
KBR, Inc.	109	1,819	0.1
Kellogg Co.	141	8,305	0.4
Kroger Co. (The)	405	10,202	0.5
Laboratory Corp. of America Holdings	23	3,927	0.2
Lam Research Corp.	207	38,307	1.9
Lamar Advertising Co., Class A	17	1,083	0.1
Landstar System, Inc.	846	85,996	4.4
Lear Corp.	232	43,377	2.2
Legg Mason, Inc.	199	7,900	0.4
Leggett & Platt, Inc.	47	1,906	0.1
Lennox International, Inc.	134	25,912	1.3
Liberty Property Trust	93	3,889	0.2
Life Storage, Inc.	146	12,912	0.7
LifePoint Health, Inc.	179	8,574	0.4
Ligand Pharmaceuticals, Inc.	168	26,015	1.3
Lincoln Electric Holdings, Inc.	59	4,889	0.2
LivaNova plc	227	20,153	1.0
Lowe’s Cos., Inc.	23	1,896	0.1
Macy’s, Inc.	334	10,377	0.5
Magellan Health, Inc.	62	5,199	0.3
Manhattan Associates, Inc.	76	3,273	0.2
Masco Corp.	345	13,065	0.7
Maxim Integrated Products, Inc.	1,135	61,857	3.1
McDonald’s Corp.	148	24,781	1.3
McKesson Corp.	57	8,904	0.5
MDC Holdings, Inc.	239	6,933	0.4
Merck & Co., Inc.	321	18,897	1.0
Mettler-Toledo International, Inc.	53	29,676	1.5
Molina Healthcare, Inc.	190	15,817	0.8
Moody’s Corp.	156	25,303	1.3
Motorola Solutions, Inc.	198	21,746	1.1
MSC Industrial Direct Co., Inc., Class A	288	24,895	1.3
MSCI, Inc.	8	1,199	0.1
Murphy Oil Corp.	851	25,624	1.3
Nasdaq, Inc.	56	4,946	0.3
National Health Investors, Inc.	93	6,349	0.3
National Retail Properties, Inc.	286	10,879	0.6
Newfield Exploration Co.	152	4,530	0.2
News Corp., Class A	1,186	18,952	1.0
NiSource, Inc.	816	19,902	1.0
Northern Trust Corp.	62	6,618	0.3
NVR, Inc.	9	27,900	1.4
Occidental Petroleum Corp.	30	2,318	0.1
Old Dominion Freight Line, Inc.	85	11,378	0.6
Omnicom Group, Inc.	118	8,692	0.4
ON Semiconductor Corp.	133	2,937	0.1
Packaging Corp. of America	63	7,288	0.4
Park Hotels & Resorts, Inc.	579	16,664	0.8
Parker-Hannifin Corp.	102	16,791	0.9
Peabody Energy Corp.	1,456	53,654	2.7
Pfizer, Inc.	1,948	71,316	3.6
Phillips 66	900	100,179	5.1
Piedmont Office Realty Trust, Inc., Class A	960	17,203	0.9
Pitney Bowes, Inc.	268	2,739	0.1
Plantronics, Inc.	51	3,323	0.2
PNM Resources, Inc.	146	5,789	0.3
PolyOne Corp.	55	2,302	0.1
PotlatchDeltic Corp.	100	5,185	0.3
Primerica, Inc.	13	1,258	0.1
Principal Financial Group, Inc.	180	10,660	0.5
Progressive Corp. (The)	99	5,969	0.3

	Shares	Value	% of Basket Value
United States (continued)
PS Business Parks, Inc.	271	$31,241	1.6%
Public Service Enterprise Group, Inc.	108	5,632	0.3
PulteGroup, Inc.	46	1,397	0.1
PVH Corp.	44	7,025	0.4
Ralph Lauren Corp.	191	20,981	1.1
Raymond James Financial, Inc.	209	18,758	1.0
Rayonier, Inc.	120	4,463	0.2
Red Hat, Inc.	37	6,033	0.3
Regal Beloit Corp.	203	14,454	0.7
Regions Financial Corp.	268	5,012	0.3
Retail Properties of America, Inc., Class A	442	5,101	0.3
Robert Half International, Inc.	306	18,589	0.9
Rockwell Automation, Inc.	49	8,062	0.4
Royal Caribbean Cruises Ltd.	82	8,872	0.4
Ryder System, Inc.	134	9,036	0.5
S&P Global, Inc.	161	30,365	1.5
SBA Communications Corp.	29	4,647	0.2
Seagate Technology plc	169	9,783	0.5
Sealed Air Corp.	571	25,038	1.3
SEI Investments Co.	153	9,674	0.5
Sensient Technologies Corp.	17	1,133	0.1
Signet Jewelers Ltd.	234	9,098	0.5
Simon Property Group, Inc.	4	625	0.0
Southwestern Energy Co.	1,080	4,428	0.2
Sprouts Farmers Market, Inc.	1,036	25,931	1.3
Stanley Black & Decker, Inc.	68	9,628	0.5
Steel Dynamics, Inc.	202	9,052	0.5
SunTrust Banks, Inc.	207	13,828	0.7
Synovus Financial Corp.	104	5,436	0.3
Sysco Corp.	282	17,636	0.9
Take-Two Interactive Software, Inc.	29	2,892	0.1
TD Ameritrade Holding Corp.	132	7,668	0.4
Telephone & Data Systems, Inc.	194	5,302	0.3
Texas Instruments, Inc.	144	14,606	0.7
Texas Roadhouse, Inc.	196	12,560	0.6
Thor Industries, Inc.	4	425	0.0
Toll Brothers, Inc.	587	24,748	1.3
Torchmark Corp.	128	11,103	0.6
Trex Co., Inc.	85	8,830	0.4
TriNet Group, Inc.	894	46,175	2.3
TTEC Holdings, Inc.	701	22,432	1.1
Tupperware Brands Corp.	12	535	0.0
Tyson Foods, Inc., Class A	183	12,828	0.6
United States Cellular Corp.	97	3,838	0.2
United Therapeutics Corp.	384	42,282	2.1
UnitedHealth Group, Inc.	79	18,676	0.9
Urban Outfitters, Inc.	919	37,008	1.9
Vector Group Ltd.	339	6,610	0.3
VeriSign, Inc.	246	28,885	1.5
Verizon Communications, Inc.	369	18,210	0.9
Versum Materials, Inc.	33	1,161	0.1
Vertex Pharmaceuticals, Inc.	81	12,406	0.6
Vishay Intertechnology, Inc.	374	6,601	0.3
VMware, Inc., Class A	25	3,332	0.2
Walgreens Boots Alliance, Inc.	460	30,567	1.5
Waters Corp.	75	14,131	0.7
Watsco, Inc.	109	18,249	0.9
WellCare Health Plans, Inc.	43	8,822	0.4
Westar Energy, Inc.	438	23,731	1.2
Western Alliance Bancorp	24	1,416	0.1
Western Digital Corp.	83	6,540	0.3
Western Union Co. (The)	2,406	47,518	2.4
White Mountains Insurance Group Ltd.	23	19,902	1.0

55

Consolidated Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value
United States (continued)
Wintrust Financial Corp.	138	$12,344	0.6%
Wolverine World Wide, Inc.	206	6,172	0.3
WP Carey, Inc.	361	23,050	1.2
WR Grace & Co.	62	4,243	0.2
WW Grainger, Inc.	13	3,658	0.2
Xylem, Inc.	116	8,456	0.4
Zoetis, Inc.	142	11,854	0.6

		4,418,107

Total Reference Entity — Long		12,702,242

Reference Entity — Short

Austria
UNIQA Insurance Group AG	(171)	$(2,048)	(0.1)%

Belgium
Ablynx NV	(2,113)	(113,904)	(5.8)
Bekaert SA	(55)	(2,310)	(0.1)
Galapagos NV	(180)	(16,129)	(0.8)
Melexis NV	(71)	(6,756)	(0.3)
Umicore SA	(1,391)	(77,365)	(3.9)

		(216,464)
Bermuda
Aspen Insurance Holdings Ltd.	(367)	(15,579)	(0.8)
Enstar Group Ltd.	(104)	(21,856)	(1.1)
Triton International Ltd/Bermuda	(167)	(5,179)	(0.3)
XL Group Ltd.	(66)	(3,669)	(0.2)

		(46,283)
China
Alibaba Health Information Technology Ltd.	(6,000)	(3,017)	(0.2)
Beijing Enterprises Water Group Ltd.	(80,000)	(46,447)	(2.4)
CITIC Securities Co. Ltd., H Shares	(16,500)	(40,223)	(2.0)
Great Wall Motor Co. Ltd., H Shares	(2,500)	(2,593)	(0.1)
MMG Ltd.	(20,000)	(14,837)	(0.8)
Semiconductor Manufacturing International Corp.	(6,000)	(7,717)	(0.4)
Zhongsheng Group Holdings Ltd.	(1,000)	(2,867)	(0.1)

		(117,701)
Denmark
Ambu A/S, Class B	(1,635)	(37,918)	(1.9)
Chr Hansen Holding A/S	(476)	(43,149)	(2.2)
FLSmidth & Co. A/S	(59)	(3,644)	(0.2)
Genmab A/S	(285)	(57,541)	(2.9)
Novozymes A/S, Class B	(440)	(20,686)	(1.0)
Orsted A/S	(764)	(50,298)	(2.5)
Vestas Wind Systems A/S	(51)	(3,299)	(0.2)

		(216,535)
Finland
Cargotec OYJ, Class B	(308)	(15,687)	(0.8)
Huhtamaki OYJ	(1,157)	(47,061)	(2.4)
Kone OYJ, Class B	(293)	(14,552)	(0.7)
Konecranes OYJ	(333)	(13,581)	(0.7)

		(90,881)
France
Aeroports de Paris	(9)	(1,981)	(0.1)
Air Liquide SA	(136)	(17,677)	(0.9)
ALD SA	(9,858)	(166,414)	(8.4)
Alten SA	(52)	(5,165)	(0.3)
Bureau Veritas SA	(464)	(12,133)	(0.6)
Carrefour SA	(556)	(11,408)	(0.6)
Dassault Systemes SE	(50)	(6,480)	(0.3)

	Shares	Value	% of Basket Value
France (continued)
Edenred	(375)	$(12,919)	(0.7	) %
Elior Group SA	(253)	(5,166)	(0.3)
Elis SA	(4,913)	(117,501)	(6.0)
Essilor International Cie Generale d’Optique SA	(113)	(15,435)	(0.8)
Gecina SA	(61)	(10,574)	(0.5)
Getlink	(3,004)	(42,407)	(2.1)
Hermes International	(122)	(78,890)	(4.0)
Iliad SA	(2)	(401)	(0.0)
Ingenico Group SA	(413)	(36,126)	(1.8)
Klepierre SA	(30)	(1,228)	(0.1)
Legrand SA	(138)	(10,738)	(0.5)
Nexans SA	(793)	(41,832)	(2.1)
Orpea	(452)	(57,922)	(2.9)
Pernod Ricard SA	(280)	(46,504)	(2.4)
Remy Cointreau SA	(204)	(28,106)	(1.4)
Renault SA	(457)	(49,530)	(2.5)
Rexel SA	(842)	(13,052)	(0.7)
Rubis SCA	(563)	(43,805)	(2.2)
Sartorius Stedim Biotech	(94)	(8,763)	(0.4)
Societe Generale SA	(91)	(4,980)	(0.3)
Sodexo SA	(23)	(2,278)	(0.1)
SPIE SA	(1,562)	(35,343)	(1.8)
Suez	(4,333)	(62,489)	(3.2)
Teleperformance	(75)	(12,053)	(0.6)

		(959,300)
Germany
Bilfinger SE	(1,225)	(58,301)	(3.0)
CompuGroup Medical SE	(212)	(11,045)	(0.6)
Daimler AG (Registered)	(390)	(30,661)	(1.6)
E.ON SE	(10,087)	(110,450)	(5.6)
Fraport AG Frankfurt Airport Services Worldwide	(75)	(7,258)	(0.4)
Grand City Properties SA	(253)	(6,095)	(0.3)
Hapag-Lloyd AG	(607)	(25,984)	(1.3)
HeidelbergCement AG	(24)	(2,347)	(0.1)
Infineon Technologies AG	(349)	(8,936)	(0.5)
LANXESS AG	(7)	(519)	(0.0)
MAN SE	(596)	(68,696)	(3.5)
Porsche Automobil Holding SE (Preference)	(135)	(11,471)	(0.6)
RWE AG	(741)	(17,711)	(0.9)
Siemens AG (Registered)	(329)	(41,781)	(2.1)
Siemens Healthineers AG	(141)	(5,497)	(0.3)
Stroeer SE & Co. KGaA	(164)	(12,004)	(0.6)
thyssenkrupp AG	(307)	(7,985)	(0.4)
United Internet AG (Registered)	(208)	(13,445)	(0.7)
Volkswagen AG (Preference)	(188)	(38,772)	(2.0)
Vonovia SE	(170)	(8,518)	(0.4)
Wirecard AG	(79)	(10,689)	(0.5)

		(498,165)
Hong Kong
Haitong International Securities Group Ltd.	(48,000)	(27,981)	(1.4)
Hongkong Land Holdings Ltd.	(4,500)	(32,523)	(1.6)
Man Wah Holdings Ltd.	(28,400)	(21,004)	(1.1)

		(81,508)
Israel
Mellanox Technologies Ltd.	(281)	(22,087)	(1.1)

Italy
Atlantia SpA	(372)	(12,313)	(0.6)
Banco BPM SpA	(9,736)	(35,316)	(1.8)
BPER Banca	(5,663)	(32,690)	(1.7)
Brunello Cucinelli SpA	(63)	(2,093)	(0.1)
IMA Industria Macchine Automatiche SpA	(66)	(6,404)	(0.3)

56

Consolidated Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value
Italy (continued)
Luxottica Group SpA	(85)	$(5,303)	(0.3	) %
Tod’s SpA	(176)	(13,590)	(0.7)
Unione di Banche Italiane SpA	(6,367)	(32,795)	(1.7)
Unipol Gruppo SpA	(886)	(4,746)	(0.2)

		(145,250)
Japan
Alps Electric Co. Ltd.	(700)	(15,460)	(0.8)
Asahi Group Holdings Ltd.	(100)	(5,059)	(0.3)
Bank of Kyoto Ltd. (The)	(400)	(24,046)	(1.2)
Chugai Pharmaceutical Co. Ltd.	(100)	(5,274)	(0.3)
Concordia Financial Group Ltd.	(300)	(1,744)	(0.1)
Cosmos Pharmaceutical Corp.	(100)	(22,487)	(1.1)
Dai-ichi Life Holdings, Inc.	(1,300)	(25,808)	(1.3)
Hamamatsu Photonics KK	(300)	(11,561)	(0.6)
Harmonic Drive Systems, Inc.	(500)	(23,809)	(1.2)
Heiwa Corp.	(300)	(5,955)	(0.3)
Hitachi Chemical Co. Ltd.	(500)	(10,967)	(0.6)
Hitachi Metals Ltd.	(1,000)	(11,428)	(0.6)
Isetan Mitsukoshi Holdings Ltd.	(700)	(7,788)	(0.4)
Itoham Yonekyu Holdings, Inc.	(1,000)	(9,082)	(0.5)
Japan Exchange Group, Inc.	(100)	(1,852)	(0.1)
JGC Corp.	(500)	(12,254)	(0.6)
Kansai Paint Co. Ltd.	(1,500)	(33,705)	(1.7)
Keio Corp.	(300)	(13,695)	(0.7)
Keyence Corp.	(100)	(60,978)	(3.1)
Kyushu Financial Group, Inc.	(1,700)	(8,338)	(0.4)
Mebuki Financial Group, Inc.	(3,000)	(11,644)	(0.6)
Mitsubishi Heavy Industries Ltd.	(400)	(15,813)	(0.8)
Mitsubishi Motors Corp.	(2,300)	(17,116)	(0.9)
Mitsubishi UFJ Financial Group, Inc.	(1,800)	(12,062)	(0.6)
Mizuho Financial Group, Inc.	(2,500)	(4,523)	(0.2)
Murata Manufacturing Co. Ltd.	(1,800)	(227,243)	(11.5)
Nidec Corp.	(100)	(15,644)	(0.8)
Nippon Shinyaku Co. Ltd.	(400)	(29,783)	(1.5)
Nippon Steel & Sumitomo Metal Corp.	(200)	(4,348)	(0.2)
Nipro Corp.	(400)	(5,757)	(0.3)
Nissan Shatai Co. Ltd.	(600)	(6,424)	(0.3)
Nissin Foods Holdings Co. Ltd.	(400)	(29,454)	(1.5)
Nitori Holdings Co. Ltd.	(100)	(16,863)	(0.9)
Nomura Holdings, Inc.	(1,200)	(6,911)	(0.4)
Ono Pharmaceutical Co. Ltd.	(300)	(6,935)	(0.4)
Park24 Co. Ltd.	(1,000)	(28,327)	(1.4)
Rakuten, Inc.	(1,300)	(9,239)	(0.5)
Resona Holdings, Inc.	(700)	(3,977)	(0.2)
Resorttrust, Inc.	(800)	(16,565)	(0.8)
Ricoh Co. Ltd.	(1,300)	(12,703)	(0.6)
SBI Holdings, Inc.	(300)	(7,565)	(0.4)
Seven Bank Ltd.	(1,700)	(5,708)	(0.3)
SKY Perfect JSAT Holdings, Inc.	(1,100)	(5,013)	(0.3)
Sumitomo Mitsui Trust Holdings, Inc.	(100)	(4,241)	(0.2)
TDK Corp.	(200)	(17,238)	(0.9)
Tokyu Corp.	(200)	(3,357)	(0.2)
Toray Industries, Inc.	(3,500)	(32,671)	(1.7)
Toshiba Corp.	(20,000)	(53,602)	(2.7)
USS Co. Ltd.	(1,000)	(21,000)	(1.1)

		(943,016)
Jordan
Hikma Pharmaceuticals plc	(74)	(1,305)	(0.1)

Luxembourg
Eurofins Scientific SE	(93)	(50,164)	(2.5)
Tenaris SA	(2,637)	(49,421)	(2.5)

		(99,585)

	Shares	Value	% of Basket Value
Netherlands
Altice NV, Class A	(834)	$(7,982)	(0.4	) %
ASML Holding NV	(57)	(10,852)	(0.5)
Boskalis Westminster	(2,526)	(74,831)	(3.8)
Cimpress NV	(61)	(8,772)	(0.4)
Koninklijke Vopak NV	(740)	(36,493)	(1.8)
TomTom NV	(2,016)	(19,893)	(1.0)

		(158,823)
Norway
Marine Harvest ASA	(1,010)	(21,986)	(1.1)
Wallenius Wilhelmsen Logistics	(3,785)	(26,185)	(1.3)

		(48,171)
Portugal
NOS SGPS SA	(781)	(4,642)	(0.2)

Singapore
CapitaLand Ltd.	(9,700)	(27,353)	(1.4)
Golden Agri-Resources Ltd.	(40,500)	(10,501)	(0.5)
Sembcorp Industries Ltd.	(67,900)	(156,402)	(7.9)
Singapore Post Ltd.	(3,200)	(3,222)	(0.2)
Singapore Telecommunications Ltd.	(19,400)	(51,315)	(2.6)
Wilmar International Ltd.	(34,200)	(83,668)	(4.2)

		(332,461)
South Africa
Mediclinic International plc	(110)	(1,012)	(0.1)

South Korea
CJ CheilJedang Corp.	(78)	(24,938)	(1.3)
Hanon Systems	(152)	(1,544)	(0.1)
Hyosung Corp.	(190)	(23,245)	(1.2)
Lotte Corp.	(1,725)	(104,806)	(5.3)

		(154,533)
Spain
Acciona SA	(147)	(12,296)	(0.6)
Acerinox SA	(16)	(225)	(0.0)
Almirall SA	(3,280)	(40,771)	(2.1)
Banco Santander SA	(7,414)	(47,901)	(2.4)
Bankia SA	(8,555)	(37,536)	(1.9)
Cellnex Telecom SA	(275)	(7,375)	(0.4)
Ferrovial SA	(1,007)	(21,509)	(1.1)
Industria de Diseno Textil SA	(787)	(24,396)	(1.2)
Prosegur Cia de Seguridad SA	(2,410)	(18,218)	(0.9)
Zardoya Otis SA	(4,490)	(45,828)	(2.3)

		(256,055)
Sweden
AAK AB	(459)	(40,506)	(2.1)
Assa Abloy AB, Class B	(270)	(5,658)	(0.3)
Autoliv, Inc.	(319)	(42,762)	(2.2)
Getinge AB, Class B	(292)	(2,721)	(0.1)
Hexagon AB, Class B	(215)	(12,414)	(0.6)
Hexpol AB	(7,501)	(77,621)	(3.9)
Intrum Justitia AB	(469)	(12,446)	(0.6)
Investor AB, Class B	(593)	(25,816)	(1.3)
Kinnevik AB, Class B	(212)	(7,640)	(0.4)
Nordea Bank AB	(3,262)	(33,177)	(1.7)
Telefonaktiebolaget LM Ericsson, Class B	(7,849)	(59,837)	(3.0)

		(320,598)
Switzerland
Cie Financiere Richemont SA (Registered)	(636)	(60,457)	(3.1)
Credit Suisse Group AG (Registered)	(1,293)	(21,808)	(1.1)
EFG International AG	(2,174)	(17,660)	(0.9)
EMS-Chemie Holding AG (Registered)	(116)	(71,647)	(3.6)
Givaudan SA (Registered)	(18)	(40,069)	(2.0)

57

Consolidated Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value
Switzerland (continued)
Glencore plc	(11,477)	$(55,285)	(2.8	) %
Idorsia Ltd.	(1,282)	(29,402)	(1.5)
Lonza Group AG (Registered)	(2)	(489)	(0.0)
Pargesa Holding SA	(22)	(2,059)	(0.1)
Sunrise Communications Group AG	(146)	(11,444)	(0.6)
Vifor Pharma AG	(340)	(53,656)	(2.7)

		(363,976)
Taiwan
ASE Industrial Holding Co. Ltd.	(8,500)	(23,070)	(1.2)
Nanya Technology Corp.	(12,000)	(37,355)	(1.9)
Taiwan Cement Corp.	(52,000)	(71,460)	(3.6)

		(131,885)
United Arab Emirates
NMC Health plc	(608)	(29,709)	(1.5)

United Kingdom
Admiral Group plc	(348)	(9,524)	(0.5)
AstraZeneca plc	(256)	(17,921)	(0.9)
B&M European Value Retail SA	(2,567)	(14,305)	(0.7)
Balfour Beatty plc	(15,529)	(62,712)	(3.2)
boohoo.com plc	(346)	(872)	(0.0)
BP plc	(4,136)	(30,722)	(1.6)
British American Tobacco plc	(771)	(42,287)	(2.1)
BTG plc	(1,069)	(10,022)	(0.5)
Capital & Counties Properties plc	(11,578)	(45,823)	(2.3)
Cobham plc	(36,892)	(58,266)	(3.0)
Coca-Cola European Partners plc	(817)	(32,026)	(1.6)
Croda International plc	(39)	(2,386)	(0.1)
Daily Mail & General Trust plc, Class A	(494)	(4,589)	(0.2)
DCC plc	(163)	(15,646)	(0.8)
Dechra Pharmaceuticals plc	(303)	(11,381)	(0.6)
DS Smith plc	(1,646)	(11,791)	(0.6)
Essentra plc	(3,894)	(23,632)	(1.2)
Great Portland Estates plc	(2,908)	(14,984)	(0.8)
Greene King plc	(5,620)	(42,322)	(2.1)
GVC Holdings plc	(981)	(12,008)	(0.6)
Hargreaves Lansdown plc	(139)	(3,408)	(0.2)
Inmarsat plc	(1,980)	(10,229)	(0.5)
John Wood Group plc	(2,383)	(18,575)	(0.9)
Johnson Matthey plc	(680)	(30,732)	(1.6)
Lancashire Holdings Ltd.	(242)	(1,986)	(0.1)
London Stock Exchange Group plc	(48)	(2,836)	(0.1)
Melrose Industries plc	(16,418)	(51,481)	(2.6)
Merlin Entertainments plc	(8,820)	(44,618)	(2.3)
NEX Group plc	(456)	(6,188)	(0.3)
Pennon Group plc	(2,872)	(27,288)	(1.4)
Phoenix Group Holdings	(915)	(9,884)	(0.5)
Royal Bank of Scotland Group plc	(5,869)	(21,734)	(1.1)
RPC Group plc	(822)	(8,919)	(0.5)
Spirax-Sarco Engineering plc	(182)	(14,427)	(0.7)
Standard Life Aberdeen plc	(3,591)	(17,965)	(0.9)
TechnipFMC plc	(335)	(11,042)	(0.6)
Unilever NV	(120)	(6,879)	(0.3)
United Utilities Group plc	(1,326)	(13,522)	(0.7)
Victrex plc	(385)	(13,862)	(0.7)
Virgin Money Holdings UK plc	(2,348)	(8,980)	(0.5)
Whitbread plc	(425)	(25,006)	(1.3)
Workspace Group plc	(225)	(3,436)	(0.2)
WPP plc	(2,329)	(39,966)	(2.0)

		(856,182)
United States
Abbott Laboratories	(270)	(15,695)	(0.8)
ABIOMED, Inc.	(24)	(7,223)	(0.4)

	Shares	Value	% of Basket Value
United States (continued)
Acadia Healthcare Co., Inc.	(911)	$(32,413)	(1.6	) %
ACADIA Pharmaceuticals, Inc.	(664)	(10,498)	(0.5)
Advanced Micro Devices, Inc.	(214)	(2,328)	(0.1)
AECOM	(623)	(21,456)	(1.1)
Agios Pharmaceuticals, Inc.	(96)	(8,055)	(0.4)
Air Lease Corp.	(386)	(16,092)	(0.8)
AK Steel Holding Corp.	(12,993)	(59,638)	(3.0)
Alexion Pharmaceuticals, Inc.	(58)	(6,823)	(0.3)
Alkermes plc	(354)	(15,672)	(0.8)
Alleghany Corp.	(49)	(28,159)	(1.4)
Allergan plc	(249)	(38,259)	(1.9)
Alnylam Pharmaceuticals, Inc.	(54)	(5,105)	(0.3)
Alphabet, Inc., Class C	(32)	(32,555)	(1.6)
Altria Group, Inc.	(124)	(6,958)	(0.4)
Ambarella, Inc.	(911)	(42,443)	(2.2)
AMERCO	(77)	(25,989)	(1.3)
American Water Works Co., Inc.	(157)	(13,593)	(0.7)
Amphenol Corp., Class A	(448)	(37,502)	(1.9)
AmTrust Financial Services, Inc.	(403)	(5,195)	(0.3)
Analog Devices, Inc.	(298)	(26,030)	(1.3)
Aptiv plc	(30)	(2,537)	(0.1)
Aqua America, Inc.	(416)	(14,622)	(0.7)
Aramark	(350)	(13,087)	(0.7)
Arista Networks, Inc.	(19)	(5,026)	(0.3)
Autodesk, Inc.	(178)	(22,410)	(1.1)
AutoNation, Inc.	(453)	(20,924)	(1.1)
Avnet, Inc.	(564)	(22,126)	(1.1)
Axalta Coating Systems Ltd.	(618)	(19,096)	(1.0)
B&G Foods, Inc.	(547)	(12,444)	(0.6)
Ball Corp.	(210)	(8,419)	(0.4)
BB&T Corp.	(441)	(23,285)	(1.2)
Berkshire Hathaway, Inc., Class B	(288)	(55,794)	(2.8)
BioMarin Pharmaceutical, Inc.	(281)	(23,466)	(1.2)
Bio-Rad Laboratories, Inc., Class A	(9)	(2,283)	(0.1)
Black Hills Corp.	(299)	(16,947)	(0.9)
Blueprint Medicines Corp.	(85)	(6,521)	(0.3)
BOK Financial Corp.	(107)	(10,773)	(0.5)
Booking Holdings, Inc.	(1)	(2,178)	(0.1)
Boyd Gaming Corp.	(261)	(8,668)	(0.4)
Bright Horizons Family Solutions, Inc.	(78)	(7,401)	(0.4)
Broadcom, Inc.	(26)	(5,965)	(0.3)
Cable One, Inc.	(13)	(8,257)	(0.4)
Caesars Entertainment Corp.	(9,186)	(104,261)	(5.3)
Cal-Maine Foods, Inc.	(285)	(13,880)	(0.7)
Capital One Financial Corp.	(49)	(4,440)	(0.2)
Cardinal Health, Inc.	(249)	(15,978)	(0.8)
CarMax, Inc.	(313)	(19,563)	(1.0)
Carpenter Technology Corp.	(134)	(7,137)	(0.4)
Catalent, Inc.	(368)	(15,128)	(0.8)
Cboe Global Markets, Inc.	(79)	(8,436)	(0.4)
Centennial Resource Development, Inc., Class A	(1,133)	(20,961)	(1.1)
CenturyLink, Inc.	(457)	(8,491)	(0.4)
Cerner Corp.	(222)	(12,932)	(0.7)
Charles Schwab Corp. (The)	(377)	(20,991)	(1.1)
Chesapeake Energy Corp.	(3,111)	(9,240)	(0.5)
Chipotle Mexican Grill, Inc.	(72)	(30,480)	(1.5)
Ciena Corp.	(689)	(17,742)	(0.9)
Cinemark Holdings, Inc.	(146)	(5,719)	(0.3)
Citigroup, Inc.	(2)	(137)	(0.0)
Clean Harbors, Inc.	(391)	(17,908)	(0.9)
Cleveland-Cliffs, Inc.	(1,084)	(8,043)	(0.4)
Clovis Oncology, Inc.	(256)	(11,105)	(0.6)
Coca-Cola Co. (The)	(1,197)	(51,722)	(2.6)

58

Consolidated Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value
United States (continued)
Cognex Corp.	(268)	$(12,395)	(0.6	) %
Colfax Corp.	(949)	(29,428)	(1.5)
Comcast Corp., Class A	(336)	(10,547)	(0.5)
Compass Minerals International, Inc.	(532)	(35,804)	(1.8)
Concho Resources, Inc.	(180)	(28,298)	(1.4)
Conduent, Inc.	(1,476)	(28,723)	(1.5)
Cornerstone OnDemand, Inc.	(631)	(27,846)	(1.4)
Coty, Inc., Class A	(2,363)	(40,998)	(2.1)
Cousins Properties, Inc.	(1,658)	(14,740)	(0.7)
Cree, Inc.	(114)	(4,254)	(0.2)
Crown Castle International Corp.	(111)	(11,197)	(0.6)
Cypress Semiconductor Corp.	(725)	(10,571)	(0.5)
CyrusOne, Inc.	(129)	(6,913)	(0.4)
DDR Corp.	(542)	(3,930)	(0.2)
DENTSPLY SIRONA, Inc.	(133)	(6,695)	(0.3)
DexCom, Inc.	(436)	(31,906)	(1.6)
Digital Realty Trust, Inc.	(228)	(24,097)	(1.2)
Dominion Energy, Inc.	(543)	(36,142)	(1.8)
Duke Energy Corp.	(274)	(21,964)	(1.1)
Dunkin’ Brands Group, Inc.	(118)	(7,193)	(0.4)
Ecolab, Inc.	(240)	(34,745)	(1.8)
Ensco plc, Class A	(14,986)	(84,671)	(4.3)
Equifax, Inc.	(34)	(3,810)	(0.2)
Equinix, Inc.	(97)	(40,817)	(2.1)
Erie Indemnity Co., Class A	(48)	(5,605)	(0.3)
Expedia Group, Inc.	(24)	(2,763)	(0.1)
FibroGen, Inc.	(202)	(9,181)	(0.5)
Fidelity National Information Services, Inc.	(288)	(27,351)	(1.4)
Financial Engines, Inc.	(366)	(16,342)	(0.8)
Finisar Corp.	(695)	(10,828)	(0.5)
First Republic Bank	(290)	(26,932)	(1.4)
Five Below, Inc.	(56)	(3,954)	(0.2)
FleetCor Technologies, Inc.	(75)	(15,546)	(0.8)
Flowserve Corp.	(497)	(22,072)	(1.1)
FMC Corp.	(76)	(6,059)	(0.3)
FNF Group	(159)	(5,856)	(0.3)
Gardner Denver Holdings, Inc.	(1,093)	(34,572)	(1.8)
GCI Liberty, Inc., Class A	(208)	(9,277)	(0.5)
General Electric Co.	(7,190)	(101,163)	(5.1)
Genuine Parts Co.	(165)	(14,573)	(0.7)
GEO Group, Inc. (The)	(397)	(8,933)	(0.5)
Global Payments, Inc.	(531)	(60,030)	(3.0)
Gramercy Property Trust	(280)	(6,580)	(0.3)
Great Plains Energy, Inc.	(518)	(16,954)	(0.9)
Hanesbrands, Inc.	(1,095)	(20,225)	(1.0)
Harley-Davidson, Inc.	(712)	(29,285)	(1.5)
Harris Corp.	(73)	(11,419)	(0.6)
HCP, Inc.	(251)	(5,863)	(0.3)
Healthcare Services Group, Inc.	(31)	(1,198)	(0.1)
Healthcare Trust of America, Inc., Class A	(726)	(18,143)	(0.9)
HealthEquity, Inc.	(282)	(18,519)	(0.9)
Hilton Worldwide Holdings, Inc.	(267)	(21,050)	(1.1)
Hologic, Inc.	(517)	(20,054)	(1.0)
Hope Bancorp, Inc.	(1,028)	(17,774)	(0.9)
Howard Hughes Corp. (The)	(54)	(7,306)	(0.4)
Hudson Pacific Properties, Inc.	(1,038)	(34,119)	(1.7)
Huntington Bancshares, Inc.	(481)	(7,172)	(0.4)
ILG, Inc.	(1,415)	(48,294)	(2.4)
Incyte Corp.	(401)	(24,838)	(1.3)
Integra LifeSciences Holdings Corp.	(19)	(1,171)	(0.1)
Integrated Device Technology, Inc.	(149)	(4,147)	(0.2)
Intercept Pharmaceuticals, Inc.	(101)	(6,869)	(0.3)
Intercontinental Exchange, Inc.	(70)	(5,072)	(0.3)

	Shares	Value	% of Basket Value
United States (continued)
International Bancshares Corp.	(175)	$(6,965)	(0.4	) %
Invitation Homes, Inc.	(603)	(13,953)	(0.7)
iRobot Corp.	(145)	(8,462)	(0.4)
j2 Global, Inc.	(20)	(1,588)	(0.1)
Jagged Peak Energy, Inc.	(1,672)	(23,960)	(1.2)
JELD-WEN Holding, Inc.	(276)	(7,758)	(0.4)
Kemper Corp.	(121)	(8,168)	(0.4)
Kennedy-Wilson Holdings, Inc.	(192)	(3,638)	(0.2)
KeyCorp	(146)	(2,908)	(0.1)
Keysight Technologies, Inc.	(15)	(775)	(0.0)
Kirby Corp.	(272)	(23,202)	(1.2)
Knight-Swift Transportation Holdings, Inc.	(826)	(32,222)	(1.6)
L Brands, Inc.	(30)	(1,047)	(0.1)
La Quinta Holdings, Inc.	(875)	(17,098)	(0.9)
LaSalle Hotel Properties	(170)	(5,027)	(0.3)
LendingTree, Inc.	(57)	(13,589)	(0.7)
Liberty Broadband Corp., Class C	(103)	(7,302)	(0.4)
Liberty Expedia Holdings, Inc., Class A	(140)	(5,712)	(0.3)
Littelfuse, Inc.	(42)	(7,851)	(0.4)
Live Nation Entertainment, Inc.	(224)	(8,841)	(0.4)
Lumentum Holdings, Inc.	(498)	(25,124)	(1.3)
Macquarie Infrastructure Corp.	(260)	(9,854)	(0.5)
Matador Resources Co.	(964)	(31,561)	(1.6)
MB Financial, Inc.	(20)	(852)	(0.0)
McCormick & Co., Inc. (Non-Voting)	(73)	(7,695)	(0.4)
Medtronic plc	(104)	(8,334)	(0.4)
Mercury General Corp.	(191)	(8,734)	(0.4)
Microchip Technology, Inc.	(38)	(3,179)	(0.2)
Mid-America Apartment Communities, Inc.	(64)	(5,853)	(0.3)
Middleby Corp. (The)	(78)	(9,816)	(0.5)
Mohawk Industries, Inc.	(104)	(21,828)	(1.1)
Molson Coors Brewing Co., Class B	(202)	(14,390)	(0.7)
Morgan Stanley	(377)	(19,461)	(1.0)
MRC Global, Inc.	(217)	(4,064)	(0.2)
National General Holdings Corp.	(536)	(13,813)	(0.7)
National Oilwell Varco, Inc.	(239)	(9,242)	(0.5)
Navistar International Corp.	(1,102)	(38,361)	(1.9)
New Residential Investment Corp.	(325)	(5,681)	(0.3)
New York Community Bancorp, Inc.	(923)	(10,965)	(0.6)
Nexstar Media Group, Inc., Class A	(160)	(9,960)	(0.5)
Nordson Corp.	(44)	(5,658)	(0.3)
Norwegian Cruise Line Holdings Ltd.	(563)	(30,104)	(1.5)
Nuance Communications, Inc.	(43)	(633)	(0.0)
NuVasive, Inc.	(393)	(20,912)	(1.1)
Oceaneering International, Inc.	(222)	(4,715)	(0.2)
Omega Healthcare Investors, Inc.	(109)	(2,832)	(0.1)
OneMain Holdings, Inc.	(653)	(20,145)	(1.0)
ONEOK, Inc.	(383)	(23,064)	(1.2)
Oracle Corp.	(1,150)	(52,521)	(2.7)
Outfront Media, Inc.	(236)	(4,425)	(0.2)
PacWest Bancorp	(197)	(10,094)	(0.5)
Patterson Cos., Inc.	(432)	(10,057)	(0.5)
Patterson-UTI Energy, Inc.	(1,254)	(26,861)	(1.4)
Penske Automotive Group, Inc.	(17)	(767)	(0.0)
PG&E Corp.	(206)	(9,497)	(0.5)
Pinnacle Financial Partners, Inc.	(594)	(38,046)	(1.9)
Platform Specialty Products Corp.	(2,735)	(27,541)	(1.4)
PPG Industries, Inc.	(252)	(26,682)	(1.4)
PPL Corp.	(61)	(1,775)	(0.1)
Prestige Brands Holdings, Inc.	(329)	(9,686)	(0.5)
PriceSmart, Inc.	(67)	(5,869)	(0.3)
Procter & Gamble Co. (The)	(92)	(6,655)	(0.3)
Proofpoint, Inc.	(47)	(5,543)	(0.3)

59

Consolidated Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value
United States (continued)
PTC, Inc.	(528)	$(43,481)	(2.2	) %
Public Storage	(85)	(17,151)	(0.9)
QEP Resources, Inc.	(1,345)	(16,382)	(0.8)
QIAGEN NV	(320)	(10,468)	(0.5)
QTS Realty Trust, Inc., Class A	(200)	(7,078)	(0.4)
Qurate Retail Group, Inc. QVC Group	(310)	(7,257)	(0.4)
Range Resources Corp.	(1,354)	(18,753)	(0.9)
Realogy Holdings Corp.	(136)	(3,374)	(0.2)
RLJ Lodging Trust	(1,298)	(26,959)	(1.4)
Royal Gold, Inc.	(336)	(29,837)	(1.5)
Sabra Health Care REIT, Inc.	(153)	(2,801)	(0.1)
salesforce.com, Inc.	(97)	(11,736)	(0.6)
Sarepta Therapeutics, Inc.	(196)	(14,967)	(0.8)
Scientific Games Corp., Class A	(110)	(5,863)	(0.3)
Seattle Genetics, Inc.	(347)	(17,763)	(0.9)
SemGroup Corp., Class A	(1,968)	(49,495)	(2.5)
ServiceMaster Global Holdings, Inc.	(448)	(22,669)	(1.1)
ServiceNow, Inc.	(36)	(5,981)	(0.3)
Signature Bank	(28)	(3,560)	(0.2)
Sinclair Broadcast Group, Inc., Class A	(128)	(3,629)	(0.2)
SM Energy Co.	(339)	(8,119)	(0.4)
Sotheby’s	(32)	(1,690)	(0.1)
South Jersey Industries, Inc.	(79)	(2,441)	(0.1)
South State Corp.	(156)	(13,502)	(0.7)
Southern Co. (The)	(521)	(24,029)	(1.2)
Spark Therapeutics, Inc.	(72)	(5,495)	(0.3)
Spectrum Brands Holdings, Inc.	(358)	(25,812)	(1.3)
Spirit Realty Capital, Inc.	(878)	(7,068)	(0.4)
Sprint Corp.	(8,435)	(47,320)	(2.4)
Square, Inc., Class A	(40)	(1,894)	(0.1)
Stamps.com, Inc.	(22)	(5,011)	(0.3)
Stericycle, Inc.	(453)	(26,596)	(1.3)
STORE Capital Corp.	(444)	(11,202)	(0.6)
Sun Communities, Inc.	(112)	(10,511)	(0.5)
Syneos Health, Inc.	(769)	(29,299)	(1.5)
Tanger Factory Outlet Centers, Inc.	(33)	(724)	(0.0)
Tapestry, Inc.	(99)	(5,323)	(0.3)
Targa Resources Corp.	(223)	(10,474)	(0.5)
Tempur Sealy International, Inc.	(35)	(1,566)	(0.1)
TESARO, Inc.	(477)	(24,284)	(1.2)
Tesla, Inc.	(38)	(11,168)	(0.6)
TransDigm Group, Inc.	(33)	(10,579)	(0.5)
TreeHouse Foods, Inc.	(649)	(24,987)	(1.3)
TRI Pointe Group, Inc.	(1,163)	(19,899)	(1.0)
TripAdvisor, Inc.	(233)	(8,719)	(0.4)
Ulta Beauty, Inc.	(71)	(17,815)	(0.9)
Ultragenyx Pharmaceutical, Inc.	(22)	(1,118)	(0.1)
Under Armour, Inc., Class A	(1,306)	(23,195)	(1.2)
Under Armour, Inc., Class C	(2,431)	(37,316)	(1.9)
United Bankshares, Inc.	(139)	(4,719)	(0.2)
United States Steel Corp.	(58)	(1,962)	(0.1)
United Technologies Corp.	(408)	(49,021)	(2.5)
Uniti Group, Inc.	(995)	(17,930)	(0.9)
Univar, Inc.	(323)	(8,902)	(0.5)
Valvoline, Inc.	(173)	(3,508)	(0.2)
VEREIT, Inc.	(141)	(959)	(0.0)
VeriFone Systems, Inc.	(444)	(10,216)	(0.5)
Verisk Analytics, Inc.	(188)	(20,013)	(1.0)
Viacom, Inc., Class B	(29)	(875)	(0.0)
ViaSat, Inc.	(505)	(32,310)	(1.6)
Vulcan Materials Co.	(156)	(17,424)	(0.9)
Wabtec Corp.	(1,014)	(90,053)	(4.6)
WageWorks, Inc.	(67)	(2,791)	(0.1)

	Shares	Value	% of Basket Value
United States (continued)
Wayfair, Inc., Class A	(291)	$(18,129)	(0.9	) %
Weatherford International plc	(36,757)	(108,433)	(5.5)
Weight Watchers International, Inc.	(136)	(9,527)	(0.5)
Welbilt, Inc.	(2,094)	(40,121)	(2.0)
Wells Fargo & Co.	(311)	(16,160)	(0.8)
Welltower, Inc.	(220)	(11,757)	(0.6)
Wendy’s Co. (The)	(1,317)	(22,047)	(1.1)
West Pharmaceutical Services, Inc.	(104)	(9,174)	(0.5)
WestRock Co.	(266)	(15,737)	(0.8)
WEX, Inc.	(85)	(13,763)	(0.7)
Whirlpool Corp.	(77)	(11,931)	(0.6)
Willis Towers Watson plc	(152)	(22,574)	(1.1)
Woodward, Inc.	(59)	(4,244)	(0.2)
Workday, Inc., Class A	(230)	(28,713)	(1.5)
World Fuel Services Corp.	(564)	(12,109)	(0.6)
WPX Energy, Inc.	(1,073)	(18,338)	(0.9)
Yelp, Inc.	(107)	(4,799)	(0.2)
Zayo Group Holdings, Inc.	(190)	(6,897)	(0.3)
Zebra Technologies Corp., Class A	(35)	(4,719)	(0.2)
Zillow Group, Inc., Class C	(55)	(2,667)	(0.1)
Zimmer Biomet Holdings, Inc.	(80)	(9,214)	(0.5)

		(4,629,988)

Total Reference Entity — Short		(10,728,163)

Net Value of Reference Entity — Deutsche Bank AG		$1,974,079

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with JP Morgan Chase Bank NA, as of April 30, 2018, expiration dates 02/14/18-01/24/19:

	Shares	Value	% of Basket Value
Reference Entity — Long
Austria
BUWOG AG	607	$21,287	1.1%
Oesterreichische Post AG	289	13,879	0.7
Telekom Austria AG	4,649	44,332	2.3
voestalpine AG	118	6,225	0.3

		85,723
Belgium
Ageas	712	38,087	2.0
bpost SA	4,194	92,025	4.7
Colruyt SA	424	23,859	1.2
Elia System Operator SA/NV	384	24,260	1.2
Sofina SA	45	7,855	0.4
Solvay SA	37	5,146	0.3
UCB SA	81	6,100	0.3

		197,332
Bermuda
Marvell Technology Group Ltd.	709	14,223	0.7

China
Anhui Conch Cement Co. Ltd., H Shares	6,500	40,570	2.1
Bank of China Ltd., H Shares	66,000	35,827	1.8
Bank of Communications Co. Ltd., H Shares	12,000	9,819	0.5
BYD Electronic International Co. Ltd.	9,000	13,723	0.7

60

Consolidated Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value
China (continued)
China CITIC Bank Corp. Ltd., H Shares	28,000	$20,016	1.0%
China Everbright Ltd.	16,000	35,209	1.8
China Mobile Ltd.	1,000	9,527	0.5
China Railway Group Ltd., H Shares	34,000	27,252	1.4
China Resources Pharmaceutical Group Ltd.	2,500	3,456	0.2
China Shenhua Energy Co. Ltd., H Shares	10,500	25,755	1.3
CIFI Holdings Group Co. Ltd.	16,000	12,599	0.6
CITIC Ltd.	73,000	111,325	5.7
Country Garden Holdings Co. Ltd.	26,000	53,016	2.7
Dongfeng Motor Group Co. Ltd., H Shares	52,000	57,503	3.0
Fosun International Ltd.	3,500	7,437	0.4
Geely Automobile Holdings Ltd.	4,000	10,520	0.5
Guangdong Investment Ltd.	2,000	3,096	0.2
Hengan International Group Co. Ltd.	3,500	31,127	1.6
Industrial & Commercial Bank of China Ltd., H Shares	39,000	34,237	1.8
Kingsoft Corp. Ltd.	17,000	50,479	2.6
KWG Property Holding Ltd.	6,000	8,082	0.4
Longfor Properties Co. Ltd.	7,500	22,431	1.2
People’s Insurance Co. Group of China Ltd. (The), H Shares	26,000	12,240	0.6
Ping An Insurance Group Co. of China Ltd., H Shares	3,000	29,314	1.5
Shanghai Industrial Holdings Ltd.	21,000	55,068	2.8
Shimao Property Holdings Ltd.	1,000	2,645	0.1
Tingyi Cayman Islands Holding Corp.	10,000	18,959	1.0
Want Want China Holdings Ltd.	4,000	3,535	0.2
Yum China Holdings, Inc.	618	26,426	1.4

		771,193
Denmark
Coloplast A/S, Class B	157	13,300	0.7
Danske Bank A/S	1,430	49,767	2.6
Dfds A/S	830	51,675	2.7
GN Store Nord A/S	1,792	62,960	3.2
H Lundbeck A/S	635	36,787	1.9
Novo Nordisk A/S, Class B	97	4,562	0.2
Pandora A/S	146	16,219	0.8
Rockwool International A/S, Class B	42	12,662	0.7
Royal Unibrew A/S	248	16,420	0.8
Sydbank A/S	147	5,434	0.3
Topdanmark A/S	595	27,983	1.4
William Demant Holding A/S	157	6,119	0.3

		303,888
Finland
Neste OYJ	156	13,136	0.7
Sampo OYJ, Class A	700	37,857	2.0
Stora Enso OYJ, Class R	2,717	53,592	2.8
Tieto OYJ	410	14,686	0.8
UPM-Kymmene OYJ	4,964	177,124	9.1
Valmet OYJ	4,004	75,900	3.9

		372,295
France
Air France-KLM	5,737	56,225	2.9
Amundi SA	357	30,361	1.6
Arkema SA	449	58,817	3.0
AXA SA	1,764	50,448	2.6
BioMerieux	108	8,538	0.4
BNP Paribas SA	208	16,057	0.8
Bouygues SA	344	17,546	0.9
Capgemini SE	54	7,429	0.4
Cie de Saint-Gobain	604	31,602	1.6
Cie Generale des Etablissements Michelin SCA	220	30,937	1.6

	Shares	Value	% of Basket Value
France (continued)
Cie Plastic Omnium SA	441	$21,193	1.1%
CNP Assurances	395	10,117	0.5
Eiffage SA	114	13,570	0.7
Engie SA	1,363	23,909	1.2
Eramet	55	9,573	0.5
Eurazeo SA	191	16,777	0.9
Faurecia SA	1,306	106,647	5.5
ICADE	105	10,434	0.5
Ipsen SA	12	1,942	0.1
Mercialys SA	1,051	20,112	1.0
Metropole Television SA	623	15,339	0.8
Nexity SA	111	6,941	0.4
Orange SA	6,747	122,658	6.3
Peugeot SA	5,796	142,718	7.4
Safran SA	245	28,736	1.5
Sanofi	587	46,410	2.4
Sopra Steria Group	86	18,357	0.9
TOTAL SA	486	30,546	1.6
Trigano SA	5	942	0.0
Ubisoft Entertainment SA	447	42,710	2.2
Unibail-Rodamco SE	47	11,283	0.6
Vinci SA	366	36,594	1.9
Worldline SA/France	921	46,451	2.4

		1,091,919
Germany
Allianz SE (Registered)	451	106,672	5.5
BASF SE	165	17,167	0.9
Bayer AG (Registered)	616	73,624	3.8
Beiersdorf AG	317	35,865	1.8
Continental AG	206	54,865	2.8
Covestro AG	69	6,270	0.3
Deutsche EuroShop AG	100	3,594	0.2
Deutsche Post AG (Registered)	414	17,969	0.9
Deutsche Telekom AG (Registered)	1,372	24,015	1.2
Freenet AG	80	2,540	0.1
Gerresheimer AG	78	6,345	0.3
HOCHTIEF AG	148	27,005	1.4
LEG Immobilien AG	149	17,180	0.9
Merck KGaA	799	78,055	4.0
MTU Aero Engines AG	100	17,201	0.9
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	7	1,602	0.1
ProSiebenSat.1 Media SE	207	7,510	0.4
Rheinmetall AG	194	25,352	1.3
Salzgitter AG	530	29,105	1.5
Schaeffler AG (Preference)	4,433	68,608	3.5
Siltronic AG	6	961	0.0
Software AG	616	30,282	1.6
TUI AG	225	5,088	0.3
Uniper SE	1,893	58,530	3.0

		715,405
Hong Kong
CK Asset Holdings Ltd.	500	4,316	0.2
CLP Holdings Ltd.	14,000	145,377	7.5
Galaxy Entertainment Group Ltd.	3,000	26,258	1.4
Haier Electronics Group Co. Ltd.	6,000	20,759	1.1
Henderson Land Development Co. Ltd.	2,200	13,949	0.7
Hong Kong & China Gas Co. Ltd.	12,000	25,073	1.3
Hysan Development Co. Ltd.	3,000	17,461	0.9
Kingboard Chemical Holdings Ltd.	11,000	44,751	2.3
Kingboard Laminates Holdings Ltd.	2,000	2,666	0.1

61

Consolidated Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value
Hong Kong (continued)
Lee & Man Paper Manufacturing Ltd.	17,000	$18,725	1.0%
Link REIT	3,000	26,514	1.4
Sino Biopharmaceutical Ltd.	41,000	86,338	4.4
Sino Land Co. Ltd.	14,000	24,166	1.2
SJM Holdings Ltd.	7,000	7,011	0.4
Sun Hung Kai Properties Ltd.	1,000	16,104	0.8
Techtronic Industries Co. Ltd.	8,000	46,866	2.4
VTech Holdings Ltd.	300	3,653	0.2
Xinyi Glass Holdings Ltd.	10,000	14,376	0.7
Yue Yuen Industrial Holdings Ltd.	8,500	24,089	1.2

		568,452
Ireland
AerCap Holdings NV	688	35,865	1.8
UDG Healthcare plc	1,475	18,532	1.0

		54,397
Italy
A2A SpA	4,194	8,433	0.4
ACEA SpA	3,743	65,666	3.4
Autogrill SpA	1,385	17,651	0.9
Azimut Holding SpA	569	11,946	0.6
Brembo SpA	2,888	42,548	2.2
De’ Longhi SpA	171	5,112	0.3
Enel SpA	19,317	122,542	6.3
Eni SpA	828	16,186	0.8
ERG SpA	1,181	28,294	1.5
FinecoBank Banca Fineco SpA	1,129	13,444	0.7
Iren SpA	2,519	7,653	0.4
Mediaset SpA	9,660	38,330	2.0
Moncler SpA	565	25,466	1.3
Recordati SpA	1,246	44,446	2.3
Telecom Italia SpA	5,254	5,183	0.3
Terna Rete Elettrica Nazionale SpA	13,981	83,913	4.3

		536,813
Japan
Ajinomoto Co., Inc.	300	5,497	0.3
Alfresa Holdings Corp.	500	11,032	0.6
Amada Holdings Co. Ltd.	3,000	36,013	1.9
Aoyama Trading Co. Ltd.	1,500	57,771	3.0
Aozora Bank Ltd.	500	20,171	1.0
Asahi Glass Co. Ltd.	500	20,751	1.1
Astellas Pharma, Inc.	7,500	109,697	5.7
Autobacs Seven Co. Ltd.	2,600	49,081	2.5
Azbil Corp.	200	9,308	0.5
Bridgestone Corp.	1,200	50,163	2.6
Canon Marketing Japan, Inc.	800	17,385	0.9
Canon, Inc.	2,800	96,318	5.0
Casio Computer Co. Ltd.	2,000	29,791	1.5
Central Japan Railway Co.	400	80,154	4.1
Citizen Watch Co. Ltd.	3,400	25,333	1.3
Credit Saison Co. Ltd.	300	5,373	0.3
Daicel Corp.	300	3,461	0.2
Daiichi Sankyo Co. Ltd.	1,200	41,071	2.1
Daiichikosho Co. Ltd.	300	15,740	0.8
Daiwa Securities Group, Inc.	2,000	12,269	0.6
Denka Co. Ltd.	600	21,361	1.1
East Japan Railway Co.	100	9,607	0.5
Ezaki Glico Co. Ltd.	100	5,387	0.3
FUJIFILM Holdings Corp.	300	12,065	0.6
Fujikura Ltd.	2,900	19,816	1.0
Glory Ltd.	200	6,877	0.4

	Shares	Value	% of Basket Value
Japan (continued)
GS Yuasa Corp.	1,000	$5,383	0.3%
GungHo Online Entertainment, Inc.	300	905	0.0
Gunma Bank Ltd. (The)	1,100	6,420	0.3
Hakuhodo DY Holdings, Inc.	400	5,596	0.3
Haseko Corp.	6,600	103,815	5.3
Hitachi Ltd.	5,000	36,493	1.9
Hoya Corp.	200	10,685	0.6
Ito En Ltd.	900	35,883	1.8
ITOCHU Corp.	3,600	71,994	3.7
Japan Airlines Co. Ltd.	800	31,572	1.6
JSR Corp.	100	1,884	0.1
JTEKT Corp.	1,000	16,180	0.8
Kajima Corp.	3,000	28,902	1.5
Kamigumi Co. Ltd.	100	2,251	0.1
Kaneka Corp.	1,000	9,881	0.5
KDDI Corp.	100	2,684	0.1
Kinden Corp.	3,900	68,019	3.5
Kirin Holdings Co. Ltd.	2,700	75,786	3.9
Kissei Pharmaceutical Co. Ltd.	500	14,106	0.7
Komeri Co. Ltd.	400	10,676	0.6
Konica Minolta, Inc.	200	1,717	0.1
K’s Holdings Corp.	2,200	31,731	1.6
Kuraray Co. Ltd.	1,700	28,312	1.5
Kurita Water Industries Ltd.	1,000	32,384	1.7
Kyushu Railway Co.	1,700	54,405	2.8
Lawson, Inc.	600	39,637	2.0
Lintec Corp.	500	14,469	0.7
Lion Corp.	1,000	21,541	1.1
Mabuchi Motor Co. Ltd.	400	20,096	1.0
Marubeni Corp.	4,800	36,046	1.9
Matsui Securities Co. Ltd.	2,400	23,399	1.2
MEIJI Holdings Co. Ltd.	100	8,020	0.4
Miraca Holdings, Inc.	1,200	46,716	2.4
Mitsubishi Chemical Holdings Corp.	7,100	67,163	3.5
Mitsubishi Corp.	1,100	30,333	1.6
Mitsubishi Gas Chemical Co., Inc.	500	11,718	0.6
Mitsubishi Materials Corp.	200	6,087	0.3
Miura Co. Ltd.	1,100	33,403	1.7
Mixi, Inc.	800	26,293	1.4
Morinaga & Co. Ltd.	200	9,739	0.5
MS&AD Insurance Group Holdings, Inc.	700	23,587	1.2
NHK Spring Co. Ltd.	10,900	120,452	6.2
Nihon Kohden Corp.	100	2,858	0.1
Nikon Corp.	1,000	17,401	0.9
Nippon Paper Industries Co. Ltd.	100	1,915	0.1
Nishi-Nippon Financial Holdings, Inc.	5,500	66,044	3.4
Nissan Motor Co. Ltd.	1,200	12,625	0.7
Nisshinbo Holdings, Inc.	600	8,455	0.4
NTN Corp.	100	440	0.0
Obayashi Corp.	800	9,213	0.5
Oji Holdings Corp.	4,000	28,138	1.4
Otsuka Corp.	200	9,267	0.5
Panasonic Corp.	1,100	16,288	0.8
Pola Orbis Holdings, Inc.	900	39,267	2.0
Sankyu, Inc.	100	4,860	0.3
Sanwa Holdings Corp.	3,700	47,512	2.4
Sapporo Holdings Ltd.	400	11,445	0.6
Secom Co. Ltd.	600	45,014	2.3
Sega Sammy Holdings, Inc.	500	8,213	0.4
Seiko Epson Corp.	2,100	39,473	2.0
Sekisui Chemical Co. Ltd.	500	8,845	0.5
Seria Co. Ltd.	200	9,801	0.5

62

Consolidated Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value
Japan (continued)
Shionogi & Co. Ltd.	500	$25,696	1.3%
Skylark Co. Ltd.	4,400	64,722	3.3
Sompo Holdings, Inc.	100	4,187	0.2
Sony Corp.	200	9,341	0.5
Sotetsu Holdings, Inc.	700	20,054	1.0
Square Enix Holdings Co. Ltd.	100	4,145	0.2
Sugi Holdings Co. Ltd.	100	5,822	0.3
Sumitomo Corp.	500	8,975	0.5
Sumitomo Dainippon Pharma Co. Ltd.	100	1,819	0.1
Sumitomo Heavy Industries Ltd.	100	3,821	0.2
Sumitomo Rubber Industries Ltd.	900	16,072	0.8
Sundrug Co. Ltd.	100	5,144	0.3
Suruga Bank Ltd.	400	5,419	0.3
Suzuken Co. Ltd.	700	30,099	1.6
Suzuki Motor Corp.	500	26,874	1.4
T&D Holdings, Inc.	800	13,587	0.7
Taisei Corp.	700	37,762	1.9
Taisho Pharmaceutical Holdings Co. Ltd.	100	9,565	0.5
Teijin Ltd.	100	1,880	0.1
Tokai Tokyo Financial Holdings, Inc.	8,600	62,293	3.2
Tokio Marine Holdings, Inc.	800	37,758	1.9
Tosoh Corp.	3,000	53,065	2.7
TOTO Ltd.	1,200	68,015	3.5
Toyota Boshoku Corp.	300	6,298	0.3
Trend Micro, Inc.	200	11,958	0.6
Ube Industries Ltd.	100	3,046	0.2
Ulvac, Inc.	300	16,048	0.8
Yamaguchi Financial Group, Inc.	7,000	87,441	4.5
Yamato Kogyo Co. Ltd.	100	2,948	0.2
Yamazaki Baking Co. Ltd.	600	13,138	0.7
Zensho Holdings Co. Ltd.	600	13,964	0.7
Zeon Corp.	7,000	90,400	4.7

		3,146,285
Kazakhstan
KAZ Minerals plc	1,550	19,584	1.0

Luxembourg
APERAM SA	127	6,188	0.3

Macau
Sands China Ltd.	4,000	23,118	1.2

Netherlands
Aalberts Industries NV	442	21,763	1.1
ASR Nederland NV	600	28,298	1.5
BE Semiconductor Industries NV	1,187	82,037	4.2
Euronext NV	218	15,627	0.8
EXOR NV	258	19,114	1.0
ING Groep NV	1,177	19,833	1.0
Koninklijke Ahold Delhaize NV	890	21,471	1.1
Koninklijke Philips NV	1,254	53,077	2.7
NN Group NV	18	863	0.0
Philips Lighting NV	3,234	98,352	5.1
PostNL NV	1,933	7,504	0.4
Wolters Kluwer NV	731	39,554	2.0

		407,493
Norway
DNB ASA	254	4,750	0.2
Leroy Seafood Group ASA	2,625	19,255	1.0
Salmar ASA	1,077	50,190	2.6
Statoil ASA	2,286	58,459	3.0
Telenor ASA	980	21,691	1.1
TGS NOPEC Geophysical Co. ASA	1,976	62,311	3.2

		216,656

	Shares	Value	% of Basket Value
Portugal
EDP — Energias de Portugal SA	3,822	$14,179	0.7%
Jeronimo Martins SGPS SA	563	9,873	0.5
Sonae SGPS SA	3,362	4,572	0.2

		28,624
Singapore
CapitaLand Mall Trust	34,300	54,165	2.8
ComfortDelGro Corp. Ltd.	53,200	89,790	4.6
Genting Singapore plc	79,300	69,476	3.6
Keppel Corp. Ltd.	4,700	28,826	1.5
Mapletree Commercial Trust	4,800	5,851	0.3
Mapletree Industrial Trust	59,600	90,965	4.7
Mapletree Logistics Trust	5,800	5,541	0.3
SATS Ltd.	12,800	53,189	2.7
Singapore Airlines Ltd.	14,800	120,759	6.2
Singapore Technologies Engineering Ltd.	14,100	36,897	1.9
Suntec REIT	8,400	12,347	0.6
Yanlord Land Group Ltd.	34,300	43,738	2.3

		611,544
South Africa
Mondi plc	489	13,612	0.7

South Korea
CJ Corp.	31	4,696	0.2
Coway Co. Ltd.	161	13,157	0.7
Daelim Industrial Co. Ltd.	203	16,291	0.8
E-MART, Inc.	13	3,273	0.2
Hana Financial Group, Inc.	129	5,732	0.3
Hankook Tire Co. Ltd.	371	17,134	0.9
Hanwha Chemical Corp.	269	7,231	0.4
Hanwha Life Insurance Co. Ltd.	6,151	35,744	1.8
Hyundai Development Co-Engineering & Construction	330	14,336	0.7
Hyundai Engineering & Construction Co. Ltd.	175	10,364	0.5
KB Financial Group, Inc.	89	5,057	0.3
Kia Motors Corp.	760	23,465	1.2
Korea Electric Power Corp.	1,084	37,920	2.0
Korea Investment Holdings Co. Ltd.	256	21,625	1.1
KT Corp.	3,366	85,583	4.4
LG Corp.	1,471	111,273	5.7
LG Display Co. Ltd.	1,194	26,070	1.3
LG Electronics, Inc.	772	73,200	3.8
Lotte Chemical Corp.	82	31,576	1.6
NCSoft Corp.	17	5,698	0.3
POSCO	238	82,005	4.2
Samsung Electronics Co. Ltd.	25	62,029	3.2
Samsung Fire & Marine Insurance Co. Ltd.	49	12,235	0.6
Shinhan Financial Group Co. Ltd.	1,039	46,263	2.4
SK Holdings Co. Ltd.	18	4,927	0.3
SK Hynix, Inc.	212	16,673	0.9
SK Innovation Co. Ltd.	290	53,141	2.7
SK Telecom Co. Ltd.	58	12,392	0.6
Yuhan Corp.	45	9,612	0.5

		848,702

Spain
ACS Actividades de Construccion y Servicios SA	1,502	63,301	3.3
Bankinter SA	2,436	25,459	1.3

63

Consolidated Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value
Spain (continued)
Distribuidora Internacional de Alimentacion SA	4,131	$19,144	1.0%
Ebro Foods SA	1,587	38,270	2.0
Gestamp Automocion SA	3,554	28,804	1.5
Grupo Catalana Occidente SA	564	24,834	1.3
Repsol SA	2,581	49,253	2.5
Telefonica SA	9,519	97,003	5.0
Viscofan SA	28	1,856	0.1

		347,924
Sweden
Ahlsell AB	773	4,616	0.2
Atlas Copco AB, Class A	85	3,324	0.2
Castellum AB	3,027	48,930	2.5
Fabege AB	1,558	17,939	0.9
Holmen AB, Class B	994	24,509	1.3
Hufvudstaden AB, Class A	476	6,986	0.4
JM AB	1,374	27,184	1.4
L E Lundbergforetagen AB, Class B	364	24,637	1.3
Loomis AB, Class B	579	21,085	1.1
Lundin Petroleum AB	2,831	78,042	4.0
Peab AB	2,060	18,238	0.9
Sandvik AB	1,596	27,212	1.4
Skandinaviska Enskilda Banken AB, Class A	1,910	17,931	0.9
SKF AB, Class B	807	16,338	0.8
Svenska Cellulosa AB SCA, Class B	2,579	28,562	1.5
Svenska Handelsbanken AB, Class A	366	4,082	0.2
Swedish Match AB	1,145	51,365	2.6
Swedish Orphan Biovitrum AB	972	20,881	1.1
Tele2 AB, Class B	195	2,528	0.1
Volvo AB, Class B	296	5,016	0.3
Wallenstam AB, Class B	317	2,840	0.1

		452,245
Switzerland
Adecco Group AG (Registered)	91	6,026	0.3
Allreal Holding AG (Registered)	14	2,302	0.1
Baloise Holding AG (Registered)	365	57,854	3.0
Banque Cantonale Vaudoise (Registered)	43	34,269	1.8
BKW AG	172	11,210	0.6
Bucher Industries AG (Registered)	83	30,418	1.6
Cembra Money Bank AG	261	22,123	1.1
Coca-Cola HBC AG	175	5,863	0.3
Ferguson plc	977	74,787	3.9
Forbo Holding AG (Registered)	5	6,994	0.4
GAM Holding AG	1,824	29,115	1.5
Georg Fischer AG (Registered)	45	55,938	2.9
Helvetia Holding AG (Registered)	21	12,474	0.6
Kuehne + Nagel International AG (Registered)	3	467	0.0
Logitech International SA (Registered)	1,181	43,630	2.2
Novartis AG (Registered)	401	30,867	1.6
Partners Group Holding AG	8	5,835	0.3
PSP Swiss Property AG (Registered)	7	654	0.0
SFS Group AG	475	53,407	2.8
SGS SA (Registered)	10	24,286	1.3
Sonova Holding AG (Registered)	17	2,801	0.1
Straumann Holding AG (Registered)	11	7,467	0.4
Swiss Life Holding AG (Registered)	60	20,989	1.1
Swiss Re AG	513	48,873	2.5
Swisscom AG (Registered)	49	23,502	1.2
Vontobel Holding AG (Registered)	81	5,342	0.3

		617,493

	Shares	Value	% of Basket Value
Taiwan
AU Optronics Corp.	317,000	$130,717	6.7%
Catcher Technology Co. Ltd.	1,000	11,090	0.6
Chailease Holding Co. Ltd.	11,000	40,136	2.1
Chang Hwa Commercial Bank Ltd.	109,650	63,119	3.3
Compal Electronics, Inc.	3,000	1,954	0.1
Eva Airways Corp.	37,780	20,287	1.0
Far Eastern New Century Corp.	3,000	2,863	0.1
First Financial Holding Co. Ltd.	82,620	56,802	2.9
Formosa Chemicals & Fibre Corp.	1,000	3,674	0.2
Formosa Plastics Corp.	9,000	31,583	1.6
Hua Nan Financial Holdings Co. Ltd.	18,900	11,429	0.6
Innolux Corp.	124,000	46,144	2.4
Lite-On Technology Corp.	45,000	59,383	3.1
Pegatron Corp.	38,000	88,596	4.6
Pou Chen Corp.	27,000	33,766	1.7
President Chain Store Corp.	2,000	19,659	1.0
Taishin Financial Holding Co. Ltd.	73,007	35,476	1.8
Taiwan Cooperative Financial Holding Co. Ltd.	123,710	71,883	3.7
Taiwan Semiconductor Manufacturing Co. Ltd.	42,000	319,928	16.5
Uni-President Enterprises Corp.	12,000	28,880	1.5
United Microelectronics Corp.	27,000	14,560	0.8
Yuanta Financial Holding Co. Ltd.	19,000	9,068	0.5

		1,100,997
United Kingdom
Anglo American plc	1,998	47,011	2.4
Ashmore Group plc	1,754	9,909	0.5
Associated British Foods plc	1,918	71,294	3.7
Aviva plc	1,240	9,009	0.5
Barratt Developments plc	265	2,032	0.1
Berkeley Group Holdings plc	208	11,645	0.6
Bodycote plc	481	5,922	0.3
British Land Co. plc (The)	2,046	18,895	1.0
Britvic plc	2,607	25,769	1.3
BT Group plc	753	2,585	0.1
Burberry Group plc	608	15,269	0.8
Direct Line Insurance Group plc	3,086	15,857	0.8
Electrocomponents plc	488	4,080	0.2
Experian plc	319	7,309	0.4
Fiat Chrysler Automobiles NV	604	13,420	0.7
GlaxoSmithKline plc	489	9,808	0.5
Grafton Group plc	1,440	14,917	0.8
HomeServe plc	855	8,690	0.4
Howden Joinery Group plc	8,204	53,695	2.8
IMI plc	1,332	19,964	1.0
Imperial Brands plc	649	23,221	1.2
Indivior plc	7,402	45,838	2.4
InterContinental Hotels Group plc	139	8,770	0.5
International Consolidated Airlines Group SA	187	1,614	0.1
J Sainsbury plc	7,633	32,388	1.7
JD Sports Fashion plc	6,653	35,689	1.8
Jupiter Fund Management plc	6,862	42,913	2.2
Kingfisher plc	8,325	34,719	1.8
Legal & General Group plc	2,352	8,711	0.4
Lloyds Banking Group plc	6,393	5,670	0.3
Man Group plc	22,310	55,410	2.9
Moneysupermarket.com Group plc	17,470	71,958	3.7
National Express Group plc	6,357	34,305	1.8
Next plc	611	44,136	2.3
Pagegroup plc	2,028	14,968	0.8
Persimmon plc	1,176	43,930	2.3
Petrofac Ltd.	3,289	27,294	1.4

64

Consolidated Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value
United Kingdom (continued)
Rightmove plc	62	$3,888	0.2%
Schroders plc	541	24,475	1.3
Smith & Nephew plc	5,434	104,067	5.4
Smiths Group plc	376	8,239	0.4
SSE plc	1,434	27,215	1.4
Tate & Lyle plc	6,053	47,805	2.5
Taylor Wimpey plc	5,518	14,532	0.7
Thomas Cook Group plc	22,719	38,586	2.0
TP ICAP plc	1,455	9,425	0.5
Travis Perkins plc	312	5,433	0.3
Vodafone Group plc	1,805	5,267	0.3
WH Smith plc	1,939	51,971	2.7
William Hill plc	4,483	18,031	0.9
Wm Morrison Supermarkets plc	2,218	7,397	0.4

		1,264,945
United States
3M Co.	41	7,970	0.4
Accenture plc, Class A	218	32,962	1.7
Acuity Brands, Inc.	138	16,528	0.9
Adobe Systems, Inc.	122	27,035	1.4
AES Corp.	1,616	19,780	1.0
AGCO Corp.	128	8,023	0.4
Agilent Technologies, Inc.	707	46,478	2.4
Air Products & Chemicals, Inc.	1	162	0.0
Akamai Technologies, Inc.	193	13,828	0.7
Alcoa Corp.	937	47,974	2.5
Alexander’s, Inc.	14	5,507	0.3
Align Technology, Inc.	46	11,493	0.6
Alliant Energy Corp.	63	2,706	0.1
Allison Transmission Holdings, Inc.	588	22,926	1.2
Allstate Corp. (The)	291	28,466	1.5
Alphabet, Inc., Class A	98	99,821	5.1
AMC Networks, Inc., Class A	452	23,504	1.2
Ameren Corp.	431	25,265	1.3
American Airlines Group, Inc.	90	3,864	0.2
American Eagle Outfitters, Inc.	2,767	57,222	2.9
Ameriprise Financial, Inc.	275	38,558	2.0
AmerisourceBergen Corp.	125	11,323	0.6
Amgen, Inc.	12	2,094	0.1
Anadarko Petroleum Corp.	382	25,716	1.3
Andeavor	98	13,555	0.7
Antero Resources Corp.	452	8,588	0.4
AO Smith Corp.	100	6,135	0.3
Apartment Investment & Management Co., Class A	202	8,201	0.4
Apple Hospitality REIT, Inc.	902	16,227	0.8
Applied Industrial Technologies, Inc.	109	6,971	0.4
Applied Materials, Inc.	508	25,232	1.3
ASGN, Inc.	138	11,127	0.6
Ashland Global Holdings, Inc.	97	6,419	0.3
Aspen Technology, Inc.	176	15,444	0.8
Associated Banc-Corp.	223	5,898	0.3
Assurant, Inc.	84	7,797	0.4
Assured Guaranty Ltd.	399	14,480	0.7
Athene Holding Ltd., Class A	340	16,660	0.9
Automatic Data Processing, Inc.	349	41,210	2.1
AvalonBay Communities, Inc.	44	7,172	0.4
Avery Dennison Corp.	873	91,499	4.7
Avis Budget Group, Inc.	175	8,647	0.4
Avista Corp.	84	4,356	0.2
Axis Capital Holdings Ltd.	9	528	0.0
Bank of Hawaii Corp.	303	25,516	1.3

	Shares	Value	% of Basket Value
United States (continued)
Baxter International, Inc.	1,510	$104,945	5.4%
Bemis Co., Inc.	292	12,635	0.7
Berry Global Group, Inc.	79	4,345	0.2
Best Buy Co., Inc.	845	64,668	3.3
Big Lots, Inc.	249	10,570	0.5
Biogen, Inc.	209	57,182	2.9
Bloomin’ Brands, Inc.	1,204	28,487	1.5
BorgWarner, Inc.	200	9,788	0.5
Boston Properties, Inc.	67	8,134	0.4
Brandywine Realty Trust	2,084	33,573	1.7
Brinker International, Inc.	176	7,672	0.4
Brink’s Co. (The)	26	1,919	0.1
Bristol-Myers Squibb Co.	148	7,715	0.4
Brown-Forman Corp., Class B	159	8,910	0.5
BWX Technologies, Inc.	106	7,187	0.4
CA, Inc.	1,374	47,815	2.5
Cabot Corp.	332	18,546	1.0
Cabot Oil & Gas Corp.	172	4,113	0.2
Cadence Design Systems, Inc.	860	34,452	1.8
Camden Property Trust	68	5,807	0.3
Campbell Soup Co.	187	7,626	0.4
Capitol Federal Financial, Inc.	4,242	52,898	2.7
Carter’s, Inc.	7	702	0.0
Caterpillar, Inc.	7	1,011	0.1
Cathay General Bancorp	141	5,641	0.3
CBRE Group, Inc., Class A	326	14,771	0.8
CBS Corp. (Non-Voting), Class B	193	9,496	0.5
CDK Global, Inc.	251	16,375	0.8
Celanese Corp.	205	22,277	1.1
Celgene Corp.	445	38,760	2.0
Centene Corp.	53	5,755	0.3
CenterPoint Energy, Inc.	2,417	61,223	3.2
Charles River Laboratories International, Inc.	71	7,397	0.4
Cheesecake Factory, Inc. (The)	614	31,897	1.6
Chemed Corp.	297	91,541	4.7
Chemours Co. (The)	233	11,280	0.6
Chevron Corp.	1,023	127,988	6.6
Cigna Corp.	261	44,845	2.3
Cirrus Logic, Inc.	117	4,267	0.2
Cisco Systems, Inc.	399	17,672	0.9
Citrix Systems, Inc.	788	81,093	4.2
Clorox Co. (The)	204	23,909	1.2
CMS Energy Corp.	368	17,366	0.9
Colgate-Palmolive Co.	286	18,656	1.0
Columbia Property Trust, Inc.	103	2,200	0.1
Comerica, Inc.	263	24,875	1.3
Community Bank System, Inc.	66	3,713	0.2
CommVault Systems, Inc.	159	11,122	0.6
Conagra Brands, Inc.	1,230	45,596	2.3
ConocoPhillips	1,000	65,500	3.4
Consolidated Edison, Inc.	192	15,385	0.8
Convergys Corp.	1,218	28,452	1.5
Cooper Cos., Inc. (The)	136	31,105	1.6
Copart, Inc.	569	29,065	1.5
Core Laboratories NV	512	62,694	3.2
CoreLogic, Inc.	59	2,921	0.2
CoreSite Realty Corp.	155	16,136	0.8
Crane Co.	644	53,864	2.8
Crown Holdings, Inc.	121	6,031	0.3
CubeSmart	196	5,770	0.3
Cullen/Frost Bankers, Inc.	48	5,494	0.3
Curtiss-Wright Corp.	120	15,365	0.8

65

Consolidated Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value
United States (continued)
Deckers Outdoor Corp.	145	$13,523	0.7%
Dell Technologies, Inc., Class V	76	5,455	0.3
Delphi Technologies plc	131	6,342	0.3
Delta Air Lines, Inc.	274	14,308	0.7
Deluxe Corp.	390	26,731	1.4
Devon Energy Corp.	1,278	46,430	2.4
Dick’s Sporting Goods, Inc.	114	3,772	0.2
Discover Financial Services	57	4,061	0.2
Discovery, Inc., Class A	1,035	24,478	1.3
Domtar Corp.	585	25,682	1.3
Donaldson Co., Inc.	470	20,802	1.1
Douglas Emmett, Inc.	31	1,155	0.1
DTE Energy Co.	167	17,602	0.9
Duke Realty Corp.	505	13,686	0.7
Dun & Bradstreet Corp. (The)	101	11,646	0.6
East West Bancorp, Inc.	179	11,925	0.6
EastGroup Properties, Inc.	11	988	0.1
Eastman Chemical Co.	137	13,985	0.7
Eaton Vance Corp.	29	1,577	0.1
Electronic Arts, Inc.	47	5,545	0.3
Eli Lilly & Co.	550	44,589	2.3
Empire State Realty Trust, Inc., Class A	346	6,027	0.3
Encompass Health Corp.	121	7,359	0.4
Energizer Holdings, Inc.	73	4,187	0.2
EnerSys	111	7,610	0.4
Entegris, Inc.	668	21,510	1.1
EPR Properties	597	32,847	1.7
Equity LifeStyle Properties, Inc.	137	12,215	0.6
Equity Residential	158	9,750	0.5
Essent Group Ltd.	150	4,944	0.3
Essex Property Trust, Inc.	58	13,902	0.7
Evercore, Inc., Class A	58	5,873	0.3
Everest Re Group Ltd.	176	40,950	2.1
Extra Space Storage, Inc.	110	9,855	0.5
Exxon Mobil Corp.	437	33,977	1.8
F5 Networks, Inc.	49	7,991	0.4
FactSet Research Systems, Inc.	38	7,186	0.4
Fair Isaac Corp.	86	14,893	0.8
Federal Realty Investment Trust	119	13,786	0.7
Fifth Third Bancorp	547	18,144	0.9
First Industrial Realty Trust, Inc.	955	29,710	1.5
FirstEnergy Corp.	1,184	40,730	2.1
Flowers Foods, Inc.	204	4,612	0.2
Ford Motor Co.	1,390	15,624	0.8
Fortinet, Inc.	172	9,522	0.5
Fortune Brands Home & Security, Inc.	309	16,899	0.9
Franklin Resources, Inc.	720	24,221	1.2
Freeport-McMoRan, Inc.	460	6,997	0.4
Fresh Del Monte Produce, Inc.	238	11,698	0.6
Fulton Financial Corp.	599	10,123	0.5
Gap, Inc. (The)	921	26,930	1.4
GATX Corp.	867	56,563	2.9
Generac Holdings, Inc.	286	12,873	0.7
Gilead Sciences, Inc.	275	19,863	1.0
Glacier Bancorp, Inc.	43	1,592	0.1
GoDaddy, Inc., Class A	196	12,654	0.7
Goodyear Tire & Rubber Co. (The)	377	9,466	0.5
Graco, Inc.	1,898	83,493	4.3
Graham Holdings Co., Class B	3	1,809	0.1
Green Dot Corp., Class A	122	7,419	0.4
Halliburton Co.	954	50,552	2.6
Hanover Insurance Group, Inc. (The)	334	38,360	2.0

	Shares	Value	% of Basket Value
United States (continued)
Hartford Financial Services Group, Inc. (The)	256	$13,783	0.7%
Hasbro, Inc.	146	12,861	0.7
Hawaiian Holdings, Inc.	276	11,371	0.6
HCA Healthcare, Inc.	1,080	103,399	5.3
Heartland Express, Inc.	574	10,234	0.5
Helen of Troy Ltd.	8	713	0.0
Herman Miller, Inc.	1,522	46,725	2.4
Hershey Co. (The)	305	28,042	1.4
Hewlett Packard Enterprise Co.	2,050	34,953	1.8
Highwoods Properties, Inc.	755	33,235	1.7
HollyFrontier Corp.	10	607	0.0
Home Depot, Inc. (The)	209	38,623	2.0
Host Hotels & Resorts, Inc.	981	19,188	1.0
HRG Group, Inc.	109	1,225	0.1
Huntington Ingalls Industries, Inc.	6	1,459	0.1
Huntsman Corp.	92	2,739	0.1
IAC/InterActiveCorp	69	11,188	0.6
IDACORP, Inc.	84	7,812	0.4
IDEXX Laboratories, Inc.	31	6,029	0.3
Illinois Tool Works, Inc.	349	49,565	2.6
Ingersoll-Rand plc	214	17,952	0.9
Ingredion, Inc.	267	32,331	1.7
Intel Corp.	310	16,002	0.8
Intuit, Inc.	278	51,372	2.6
Invesco Ltd.	722	20,916	1.1
Invesco Mortgage Capital, Inc.	870	14,120	0.7
ITT, Inc.	31	1,516	0.1
Jack in the Box, Inc.	262	23,501	1.2
JBG SMITH Properties	188	6,932	0.4
John Wiley & Sons, Inc., Class A	62	4,089	0.2
Johnson & Johnson	293	37,062	1.9
KAR Auction Services, Inc.	383	19,912	1.0
Kimberly-Clark Corp.	182	18,844	1.0
Kroger Co. (The)	349	8,791	0.5
Kronos Worldwide, Inc.	731	16,842	0.9
L3 Technologies, Inc.	13	2,546	0.1
Laboratory Corp. of America Holdings	12	2,049	0.1
Lamar Advertising Co., Class A	159	10,130	0.5
Lamb Weston Holdings, Inc.	312	20,380	1.0
Lancaster Colony Corp.	4	502	0.0
Landstar System, Inc.	106	10,775	0.6
Lear Corp.	512	95,729	4.9
Legg Mason, Inc.	311	12,347	0.6
Lennox International, Inc.	28	5,414	0.3
Liberty Property Trust	87	3,638	0.2
LifePoint Health, Inc.	127	6,083	0.3
Ligand Pharmaceuticals, Inc.	22	3,407	0.2
Lincoln Electric Holdings, Inc.	294	24,364	1.3
Lincoln National Corp.	248	17,519	0.9
Louisiana-Pacific Corp.	272	7,706	0.4
Lowe’s Cos., Inc.	48	3,957	0.2
LyondellBasell Industries NV, Class A	451	47,684	2.5
Macy’s, Inc.	447	13,888	0.7
Magellan Health, Inc.	47	3,941	0.2
Marathon Oil Corp.	420	7,665	0.4
Marathon Petroleum Corp.	596	44,646	2.3
Masco Corp.	604	22,873	1.2
Masimo Corp.	228	20,458	1.1
Maxim Integrated Products, Inc.	170	9,265	0.5
McKesson Corp.	7	1,093	0.1
MDC Holdings, Inc.	103	2,988	0.2
Merck & Co., Inc.	850	50,040	2.6

66

Consolidated Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value
United States (continued)
Mettler-Toledo International, Inc.	4	$2,240	0.1%
MGIC Investment Corp.	164	1,643	0.1
Michael Kors Holdings Ltd.	611	41,805	2.2
Michaels Cos., Inc. (The)	1,017	18,937	1.0
Micron Technology, Inc.	586	26,944	1.4
Microsoft Corp.	512	47,882	2.5
MKS Instruments, Inc.	382	39,117	2.0
Molina Healthcare, Inc.	165	13,736	0.7
Moody’s Corp.	221	35,846	1.8
Moog, Inc., Class A	132	10,820	0.6
Morningstar, Inc.	225	24,431	1.3
Motorola Solutions, Inc.	831	91,269	4.7
MSA Safety, Inc.	42	3,647	0.2
MSC Industrial Direct Co., Inc., Class A	35	3,025	0.2
MSCI, Inc.	9	1,348	0.1
Murphy Oil Corp.	1,615	48,628	2.5
Murphy USA, Inc.	75	4,693	0.2
Nasdaq, Inc.	57	5,034	0.3
National Beverage Corp.	84	7,422	0.4
National Health Investors, Inc.	53	3,618	0.2
National Retail Properties, Inc.	108	4,108	0.2
Newfield Exploration Co.	1,519	45,266	2.3
NewMarket Corp.	26	9,868	0.5
Newmont Mining Corp.	324	12,730	0.7
News Corp., Class A	221	3,532	0.2
Nordstrom, Inc.	137	6,927	0.4
Northrop Grumman Corp.	11	3,542	0.2
NorthWestern Corp.	452	24,833	1.3
Nu Skin Enterprises, Inc., Class A	544	38,706	2.0
NVR, Inc.	1	3,100	0.2
Occidental Petroleum Corp.	62	4,790	0.2
OGE Energy Corp.	96	3,156	0.2
Omnicom Group, Inc.	23	1,694	0.1
ON Semiconductor Corp.	367	8,103	0.4
ONE Gas, Inc.	392	27,330	1.4
Owens Corning	558	36,543	1.9
Owens-Illinois, Inc.	244	4,961	0.3
Packaging Corp. of America	131	15,155	0.8
Park Hotels & Resorts, Inc.	292	8,404	0.4
Paychex, Inc.	281	17,020	0.9
Peabody Energy Corp.	1,679	61,871	3.2
People’s United Financial, Inc.	612	11,193	0.6
PepsiCo, Inc.	311	31,392	1.6
Performance Food Group Co.	325	10,546	0.5
PerkinElmer, Inc.	28	2,054	0.1
Philip Morris International, Inc.	96	7,872	0.4
Phillips 66	633	70,459	3.6
Piedmont Office Realty Trust, Inc., Class A	446	7,992	0.4
Pinnacle West Capital Corp.	12	966	0.0
Plantronics, Inc.	70	4,561	0.2
PNM Resources, Inc.	214	8,485	0.4
Polaris Industries, Inc.	35	3,669	0.2
Portland General Electric Co.	44	1,869	0.1
PotlatchDeltic Corp.	30	1,556	0.1
Progressive Corp. (The)	618	37,259	1.9
Prudential Financial, Inc.	76	8,080	0.4
PS Business Parks, Inc.	100	11,528	0.6
Public Service Enterprise Group, Inc.	62	3,233	0.2
Radian Group, Inc.	551	7,879	0.4
Ralph Lauren Corp.	152	16,697	0.9
Rayonier, Inc.	282	10,488	0.5
Regal Beloit Corp.	129	9,185	0.5

	Shares	Value	% of Basket Value
United States (continued)
Regions Financial Corp.	617	$11,538	0.6%
Reliance Steel & Aluminum Co.	37	3,253	0.2
Robert Half International, Inc.	802	48,722	2.5
Rollins, Inc.	91	4,415	0.2
Ross Stores, Inc.	144	11,642	0.6
Royal Caribbean Cruises Ltd.	101	10,927	0.6
RPC, Inc.	1,790	32,238	1.7
Ryder System, Inc.	150	10,115	0.5
Ryman Hospitality Properties, Inc.	156	12,227	0.6
S&P Global, Inc.	163	30,742	1.6
Sally Beauty Holdings, Inc.	1,424	24,621	1.3
Sanderson Farms, Inc.	56	6,225	0.3
SBA Communications Corp.	4	641	0.0
Seagate Technology plc	400	23,156	1.2
SEI Investments Co.	73	4,616	0.2
Signet Jewelers Ltd.	310	12,053	0.6
Silgan Holdings, Inc.	68	1,909	0.1
Simon Property Group, Inc.	33	5,159	0.3
Six Flags Entertainment Corp.	276	17,454	0.9
Skechers U.S.A., Inc., Class A	17	485	0.0
Skyworks Solutions, Inc.	12	1,041	0.1
Snap-on, Inc.	254	36,894	1.9
Sonoco Products Co.	368	18,900	1.0
Southwest Airlines Co.	369	19,494	1.0
Spirit AeroSystems Holdings, Inc., Class A	176	14,145	0.7
Sprouts Farmers Market, Inc.	288	7,209	0.4
Stanley Black & Decker, Inc.	159	22,513	1.2
Starwood Property Trust, Inc.	232	4,863	0.3
State Street Corp.	315	31,431	1.6
Steel Dynamics, Inc.	60	2,689	0.1
SunTrust Banks, Inc.	27	1,804	0.1
Synovus Financial Corp.	548	28,644	1.5
Syntel, Inc.	289	8,346	0.4
T Rowe Price Group, Inc.	20	2,276	0.1
Target Corp.	85	6,171	0.3
TCF Financial Corp.	329	8,169	0.4
Tech Data Corp.	307	23,409	1.2
TEGNA, Inc.	1,051	11,109	0.6
Telephone & Data Systems, Inc.	833	22,766	1.2
Tenet Healthcare Corp.	149	3,567	0.2
Tenneco, Inc.	450	20,111	1.0
Teradata Corp.	41	1,678	0.1
Teradyne, Inc.	88	2,864	0.1
Texas Instruments, Inc.	216	21,909	1.1
Thermo Fisher Scientific, Inc.	88	18,511	1.0
Thor Industries, Inc.	119	12,631	0.7
Timken Co. (The)	138	5,900	0.3
Torchmark Corp.	257	22,292	1.1
Total System Services, Inc.	262	22,024	1.1
Transocean Ltd.	509	6,296	0.3
Travelers Cos., Inc. (The)	144	18,950	1.0
Trex Co., Inc.	99	10,284	0.5
Trinseo SA	225	16,414	0.8
Tupperware Brands Corp.	352	15,685	0.8
Two Harbors Investment Corp.	592	9,034	0.5
Tyson Foods, Inc., Class A	117	8,202	0.4
UDR, Inc.	357	12,906	0.7
United Natural Foods, Inc.	412	18,548	1.0
United Rentals, Inc.	127	19,050	1.0
United States Cellular Corp.	71	2,809	0.1
United Therapeutics Corp.	193	21,251	1.1
UnitedHealth Group, Inc.	131	30,968	1.6

67

Consolidated Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value
United States (continued)
Unum Group	67	$3,241	0.2%
US Foods Holding Corp.	257	8,784	0.5
Valero Energy Corp.	1,557	172,718	8.9
Valmont Industries, Inc.	49	6,963	0.4
Varian Medical Systems, Inc.	102	11,790	0.6
Vector Group Ltd.	665	12,968	0.7
Vectren Corp.	755	53,054	2.7
Versum Materials, Inc.	112	3,940	0.2
Vishay Intertechnology, Inc.	690	12,179	0.6
Visteon Corp.	401	49,900	2.6
WABCO Holdings, Inc.	142	18,317	0.9
Waddell & Reed Financial, Inc., Class A	496	10,039	0.5
Walgreens Boots Alliance, Inc.	61	4,053	0.2
Walmart, Inc.	529	46,795	2.4
Washington REIT	287	8,243	0.4
Waste Management, Inc.	235	19,103	1.0
Waters Corp.	26	4,899	0.3
Weingarten Realty Investors	162	4,450	0.2
WellCare Health Plans, Inc.	1	205	0.0
Western Alliance Bancorp	203	11,973	0.6
Western Digital Corp.	253	19,934	1.0
Williams-Sonoma, Inc.	272	13,002	0.7
Wolverine World Wide, Inc.	186	5,573	0.3
Worthington Industries, Inc.	118	5,255	0.3
WP Carey, Inc.	204	13,025	0.7
WR Grace & Co.	202	13,825	0.7
WW Grainger, Inc.	78	21,945	1.1
Wyndham Worldwide Corp.	51	5,825	0.3
Xcel Energy, Inc.	132	6,183	0.3
Xerox Corp.	83	2,610	0.1
Xylem, Inc.	140	10,206	0.5
Zions Bancorp	9	493	0.0
Zoetis, Inc.	269	22,456	1.2

		7,303,610

Total Reference Entity — Long		21,120,660

Reference Entity — Short

Austria
ams AG	(296)	(24,413)	(1.3)
IMMOFINANZ AG	(3,131)	(8,197)	(0.4)
Raiffeisen Bank International AG	(714)	(24,102)	(1.2)
UNIQA Insurance Group AG	(1,078)	(12,908)	(0.7)
Vienna Insurance Group AG Wiener Versicherung Gruppe	(209)	(6,794)	(0.4)

		(76,414)
Belgium
Ackermans & van Haaren NV	(66)	(11,909)	(0.6)
Bekaert SA	(325)	(13,652)	(0.7)
Galapagos NV	(742)	(66,486)	(3.4)
Groupe Bruxelles Lambert SA	(55)	(6,287)	(0.3)
Ontex Group NV	(93)	(2,384)	(0.1)

		(100,718)
Bermuda
Aspen Insurance Holdings Ltd.	(262)	(11,122)	(0.6)
Enstar Group Ltd.	(42)	(8,826)	(0.5)

		(19,948)
Chile
Liberty Latin America Ltd., Class C	(532)	(9,608)	(0.5)

China
3SBio, Inc.	(7,500)	(16,115)	(0.8)
Alibaba Health Information Technology Ltd.	(14,640)	(7,362)	(0.4)

	Shares	Value	% of Basket Value
China (continued)
BYD Co. Ltd., H Shares	(4,500)	$(31,460)	(1.6)%
China Evergrande Group	(5,000)	(15,838)	(0.8)
China Huarong Asset Management Co. Ltd., H Shares	(89,000)	(30,652)	(1.6)
China Power International Development Ltd.	(33,000)	(8,846)	(0.5)
GOME Retail Holdings Ltd.	(12,879)	(1,385)	(0.1)
Guotai Junan International Holdings Ltd.	(88,990)	(26,589)	(1.4)
Semiconductor Manufacturing International Corp.	(19,330)	(24,860)	(1.3)
Sunac China Holdings Ltd.	(70)	(297)	(0.0)

		(163,404)
Denmark
Ambu A/S, Class B	(301)	(6,981)	(0.4)
AP Moller — Maersk A/S, Class B	(29)	(46,458)	(2.4)
DSV A/S	(666)	(52,744)	(2.7)
FLSmidth & Co. A/S	(718)	(44,349)	(2.3)
Genmab A/S	(30)	(6,057)	(0.3)
Novozymes A/S, Class B	(121)	(5,689)	(0.3)
Orsted A/S	(674)	(44,373)	(2.3)
Tryg A/S	(442)	(10,462)	(0.5)

		(217,113)
Finland
Huhtamaki OYJ	(704)	(28,635)	(1.5)
Kesko OYJ, Class B	(11)	(646)	(0.0)
Kone OYJ, Class B	(1,025)	(50,907)	(2.6)
Konecranes OYJ	(1,029)	(41,965)	(2.2)
Metso OYJ	(661)	(23,492)	(1.2)
Orion OYJ, Class B	(622)	(18,866)	(1.0)
Outokumpu OYJ	(5,876)	(38,028)	(2.0)
Wartsila OYJ Abp	(3,342)	(70,958)	(3.7)

		(273,497)
France
Accor SA	(3,496)	(197,601)	(10.2)
Air Liquide SA	(260)	(33,794)	(1.7)
ALD SA	(1,474)	(24,883)	(1.3)
Alten SA	(133)	(13,211)	(0.7)
Bollore SA	(11,091)	(55,124)	(2.8)
Bureau Veritas SA	(2,473)	(64,664)	(3.3)
Credit Agricole SA	(742)	(12,219)	(0.6)
Dassault Systemes SE	(215)	(27,862)	(1.4)
Edenred	(1,120)	(38,585)	(2.0)
Electricite de France SA	(2,020)	(28,348)	(1.5)
Elis SA	(756)	(18,081)	(0.9)
Essilor International Cie Generale d’Optique SA	(43)	(5,873)	(0.3)
Eutelsat Communications SA	(453)	(9,811)	(0.5)
Fnac Darty SA	(59)	(6,330)	(0.3)
Getlink	(6,128)	(86,508)	(4.5)
Hermes International	(117)	(75,657)	(3.9)
Iliad SA	(153)	(30,646)	(1.6)
JCDecaux SA	(730)	(26,160)	(1.3)
Klepierre SA	(326)	(13,343)	(0.7)
Korian SA	(1,892)	(66,154)	(3.4)
LVMH Moet Hennessy Louis Vuitton SE	(176)	(61,250)	(3.2)
Nexans SA	(119)	(6,277)	(0.3)
Pernod Ricard SA	(275)	(45,674)	(2.4)
Remy Cointreau SA	(198)	(27,279)	(1.4)
Renault SA	(120)	(13,006)	(0.7)
Rexel SA	(872)	(13,518)	(0.7)
Sartorius Stedim Biotech	(52)	(4,847)	(0.2)
SEB SA	(181)	(34,680)	(1.8)
Societe Generale SA	(562)	(30,758)	(1.6)

68

Consolidated Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value
France (continued)
Sodexo SA	(127)	$(12,577)	(0.6	) %
SPIE SA	(451)	(10,205)	(0.5)
Suez	(1,073)	(15,474)	(0.8)
Tarkett SA	(200)	(5,911)	(0.3)
Teleperformance	(69)	(11,088)	(0.6)
Vallourec SA	(272)	(1,643)	(0.1)
Vicat SA	(113)	(8,328)	(0.4)
Vivendi SA	(353)	(9,309)	(0.5)
Wendel SA	(142)	(21,447)	(1.1)

		(1,168,125)
Germany
1&1 Drillisch AG	(1,183)	(85,534)	(4.4)
Aareal Bank AG	(94)	(4,702)	(0.2)
Axel Springer SE	(154)	(12,615)	(0.6)
Bayerische Motoren Werke AG	(198)	(22,014)	(1.1)
Bechtle AG	(532)	(44,928)	(2.3)
Bilfinger SE	(3,115)	(148,251)	(7.6)
Brenntag AG	(276)	(15,807)	(0.8)
Carl Zeiss Meditec AG	(54)	(3,673)	(0.2)
Commerzbank AG	(3,043)	(39,205)	(2.0)
CompuGroup Medical SE	(57)	(2,970)	(0.2)
CTS Eventim AG & Co. KGaA	(1,023)	(47,842)	(2.5)
Daimler AG (Registered)	(569)	(44,734)	(2.3)
Deutsche Bank AG (Registered)	(2,237)	(30,583)	(1.6)
Deutsche Wohnen SE	(1,418)	(66,922)	(3.4)
DMG Mori AG	(1,327)	(76,447)	(3.9)
E.ON SE	(2,180)	(23,870)	(1.2)
Evotec AG	(558)	(9,005)	(0.5)
Fraport AG Frankfurt Airport Services Worldwide	(159)	(15,387)	(0.8)
GEA Group AG	(772)	(30,141)	(1.6)
Grand City Properties SA	(1,638)	(39,462)	(2.0)
Hapag-Lloyd AG	(2,669)	(114,253)	(5.9)
HeidelbergCement AG	(192)	(18,775)	(1.0)
Infineon Technologies AG	(743)	(19,025)	(1.0)
Innogy SE	(506)	(22,234)	(1.1)
K+S AG (Registered)	(1,303)	(38,269)	(2.0)
KION Group AG	(480)	(40,010)	(2.1)
LANXESS AG	(127)	(9,407)	(0.5)
OSRAM Licht AG	(893)	(51,339)	(2.6)
Porsche Automobil Holding SE (Preference)	(377)	(32,034)	(1.7)
SAP SE	(507)	(56,331)	(2.9)
Stroeer SE & Co. KGaA	(113)	(8,271)	(0.4)
Symrise AG	(1,187)	(95,947)	(4.9)
Telefonica Deutschland Holding AG	(1,692)	(8,075)	(0.4)
thyssenkrupp AG	(535)	(13,916)	(0.7)
Volkswagen AG (Preference)	(183)	(37,741)	(1.9)
Vonovia SE	(811)	(40,635)	(2.1)
Wirecard AG	(226)	(30,578)	(1.6)
Zalando SE	(2,397)	(123,342)	(6.4)

		(1,524,274)
Ghana
Kosmos Energy Ltd.	(1,819)	(12,806)	(0.7)
Tullow Oil plc	(7,149)	(22,373)	(1.2)

		(35,179)
Hong Kong
Alibaba Pictures Group Ltd.	(280,000)	(31,541)	(1.6)
Bank of East Asia Ltd. (The)	(7,855)	(34,492)	(1.8)
Haitong International Securities Group Ltd.	(73,333)	(42,749)	(2.2)
Hongkong Land Holdings Ltd.	(7,000)	(50,591)	(2.6)
Value Partners Group Ltd.	(2,277)	(2,154)	(0.1)
Wharf Real Estate Investment Co. Ltd.	(4,000)	(29,991)	(1.5)

		(191,518)

	Shares	Value	% of Basket Value
Ireland
COSMO Pharmaceuticals NV	(800)	$(116,688)	(6.0	) %

Italy
Atlantia SpA	(151)	(4,998)	(0.3)
Banca Popolare di Sondrio SCPA	(3,259)	(15,397)	(0.8)
Banco BPM SpA	(13,948)	(50,594)	(2.6)
BPER Banca	(7,268)	(41,954)	(2.2)
Davide Campari-Milano SpA	(7,694)	(57,635)	(3.0)
Luxottica Group SpA	(895)	(55,835)	(2.9)
Poste Italiane SpA	(253)	(2,470)	(0.1)
Tod’s SpA	(89)	(6,872)	(0.4)
Unione di Banche Italiane SpA	(2,269)	(11,687)	(0.6)
Unipol Gruppo SpA	(7,618)	(40,803)	(2.1)
UnipolSai Assicurazioni SpA	(18,477)	(49,656)	(2.6)
Yoox Net-A-Porter Group SpA	(2,790)	(127,655)	(6.6)

		(465,556)
Japan
ABC-Mart, Inc.	(100)	(6,590)	(0.3)
Acom Co. Ltd.	(800)	(3,622)	(0.2)
Advantest Corp.	(1,400)	(33,299)	(1.7)
AEON Financial Service Co. Ltd.	(900)	(21,082)	(1.1)
Aiful Corp.	(200)	(676)	(0.0)
Ain Holdings, Inc.	(800)	(53,282)	(2.7)
Air Water, Inc.	(1,200)	(23,182)	(1.2)
Aisin Seiki Co. Ltd.	(100)	(5,417)	(0.3)
Alps Electric Co. Ltd.	(1,100)	(24,295)	(1.3)
ANA Holdings, Inc.	(1,100)	(43,543)	(2.2)
Asahi Group Holdings Ltd.	(500)	(25,293)	(1.3)
Asahi Intecc Co. Ltd.	(700)	(24,417)	(1.3)
Asahi Kasei Corp.	(100)	(1,375)	(0.1)
Bank of Kyoto Ltd. (The)	(300)	(18,035)	(0.9)
Benesse Holdings, Inc.	(300)	(10,927)	(0.6)
Calbee, Inc.	(3,200)	(107,760)	(5.6)
Chiyoda Corp.	(3,714)	(38,135)	(2.0)
Chugai Pharmaceutical Co. Ltd.	(600)	(31,644)	(1.6)
Concordia Financial Group Ltd.	(1,300)	(7,558)	(0.4)
Daido Steel Co. Ltd.	(600)	(32,400)	(1.7)
Dai-ichi Life Holdings, Inc.	(1,500)	(29,779)	(1.5)
DeNA Co. Ltd.	(1,400)	(26,684)	(1.4)
Dentsu, Inc.	(800)	(37,898)	(2.0)
Ebara Corp.	(100)	(3,820)	(0.2)
FANUC Corp.	(100)	(21,421)	(1.1)
Fukuoka Financial Group, Inc.	(1,000)	(5,354)	(0.3)
Furukawa Electric Co. Ltd.	(100)	(4,914)	(0.3)
GMO Payment Gateway, Inc.	(200)	(19,792)	(1.0)
Heiwa Corp.	(1,900)	(37,712)	(1.9)
Hino Motors Ltd.	(1,100)	(13,420)	(0.7)
Hiroshima Bank Ltd. (The)	(1,100)	(8,371)	(0.4)
Hitachi Construction Machinery Co. Ltd.	(300)	(10,902)	(0.6)
Hokuhoku Financial Group, Inc.	(600)	(8,876)	(0.5)
Honda Motor Co. Ltd.	(500)	(17,193)	(0.9)
House Foods Group, Inc.	(400)	(14,088)	(0.7)
Ibiden Co. Ltd.	(300)	(4,954)	(0.3)
Idemitsu Kosan Co. Ltd.	(500)	(19,533)	(1.0)
IHI Corp.	(300)	(9,806)	(0.5)
Inpex Corp.	(3,800)	(48,578)	(2.5)
Isetan Mitsukoshi Holdings Ltd.	(300)	(3,338)	(0.2)
Itoham Yonekyu Holdings, Inc.	(2,500)	(22,704)	(1.2)
Iyo Bank Ltd. (The)	(600)	(4,742)	(0.2)
J Front Retailing Co. Ltd.	(1,600)	(25,923)	(1.3)
Japan Exchange Group, Inc.	(1,000)	(18,519)	(1.0)
Japan Post Holdings Co. Ltd.	(2,200)	(26,733)	(1.4)

69

Consolidated Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value
Japan (continued)
JFE Holdings, Inc.	(900)	$(18,470)	(1.0	) %
JGC Corp.	(6,600)	(161,759)	(8.3)
JXTG Holdings, Inc.	(6,400)	(41,720)	(2.1)
Kansai Paint Co. Ltd.	(1,100)	(24,717)	(1.3)
Kawasaki Kisen Kaisha Ltd.	(3,900)	(90,188)	(4.6)
Keihan Holdings Co. Ltd.	(600)	(19,373)	(1.0)
Keikyu Corp.	(800)	(14,657)	(0.8)
Keio Corp.	(300)	(13,695)	(0.7)
Keisei Electric Railway Co. Ltd.	(1,800)	(58,607)	(3.0)
Kewpie Corp.	(500)	(11,651)	(0.6)
Keyence Corp.	(300)	(182,934)	(9.4)
Kintetsu Group Holdings Co. Ltd.	(300)	(12,189)	(0.6)
Kobe Steel Ltd.	(1,400)	(14,401)	(0.7)
Kubota Corp.	(3,500)	(59,012)	(3.0)
Kyocera Corp.	(400)	(25,557)	(1.3)
Kyowa Hakko Kirin Co. Ltd.	(500)	(10,819)	(0.6)
Kyushu Financial Group, Inc.	(2,400)	(11,772)	(0.6)
LINE Corp.	(1,997)	(72,220)	(3.7)
M3, Inc.	(300)	(11,306)	(0.6)
Makita Corp.	(200)	(8,961)	(0.5)
Marui Group Co. Ltd.	(500)	(10,377)	(0.5)
Mebuki Financial Group, Inc.	(5,100)	(19,795)	(1.0)
MISUMI Group, Inc.	(700)	(19,317)	(1.0)
Mitsubishi Heavy Industries Ltd.	(200)	(7,906)	(0.4)
Mitsubishi Logistics Corp.	(4,500)	(103,793)	(5.3)
Mitsubishi Motors Corp.	(8,300)	(61,767)	(3.2)
Mitsubishi UFJ Financial Group, Inc.	(2,100)	(14,073)	(0.7)
Mitsubishi UFJ Lease & Finance Co. Ltd.	(1,000)	(6,357)	(0.3)
Mitsui OSK Lines Ltd.	(600)	(17,773)	(0.9)
Mizuho Financial Group, Inc.	(4,400)	(7,961)	(0.4)
NGK Insulators Ltd.	(1,700)	(31,185)	(1.6)
NH Foods Ltd.	(500)	(21,843)	(1.1)
Nidec Corp.	(700)	(109,510)	(5.6)
Nifco, Inc.	(200)	(7,022)	(0.4)
Nintendo Co. Ltd.	(100)	(42,018)	(2.2)
Nippon Electric Glass Co. Ltd.	(900)	(25,936)	(1.3)
Nippon Steel & Sumitomo Metal Corp.	(400)	(8,697)	(0.4)
Nippon Yusen KK	(2,800)	(59,557)	(3.1)
Nipro Corp.	(2,700)	(38,861)	(2.0)
Nisshin Seifun Group, Inc.	(500)	(10,926)	(0.6)
Nitto Denko Corp.	(100)	(7,434)	(0.4)
NOK Corp.	(400)	(8,181)	(0.4)
Nomura Holdings, Inc.	(1,600)	(9,215)	(0.5)
NS Solutions Corp.	(700)	(20,266)	(1.0)
NSK Ltd.	(100)	(1,338)	(0.1)
Odakyu Electric Railway Co. Ltd.	(2,200)	(47,351)	(2.4)
Olympus Corp.	(100)	(3,729)	(0.2)
Orient Corp.	(2,600)	(4,014)	(0.2)
Oriental Land Co. Ltd.	(300)	(29,896)	(1.5)
Otsuka Holdings Co. Ltd.	(1,100)	(57,511)	(3.0)
Park24 Co. Ltd.	(800)	(22,662)	(1.2)
PeptiDream, Inc.	(1,400)	(56,563)	(2.9)
Persol Holdings Co. Ltd.	(300)	(7,131)	(0.4)
Pigeon Corp.	(700)	(32,812)	(1.7)
Rakuten, Inc.	(1,400)	(9,949)	(0.5)
Renesas Electronics Corp.	(2,000)	(20,863)	(1.1)
Resona Holdings, Inc.	(700)	(3,977)	(0.2)
Ricoh Co. Ltd.	(5,000)	(48,856)	(2.5)
Rinnai Corp.	(200)	(19,910)	(1.0)
Sankyo Co. Ltd.	(800)	(28,046)	(1.4)
Sawai Pharmaceutical Co. Ltd.	(3,400)	(146,933)	(7.6)
SBI Holdings, Inc.	(200)	(5,043)	(0.3)

	Shares	Value	% of Basket Value
Japan (continued)
SCSK Corp.	(1,200)	$(51,355)	(2.6	) %
Seibu Holdings, Inc.	(1,300)	(21,918)	(1.1)
Seven Bank Ltd.	(300)	(1,007)	(0.1)
Shimadzu Corp.	(200)	(5,428)	(0.3)
Shimano, Inc.	(400)	(53,187)	(2.7)
Shinsei Bank Ltd.	(1,200)	(18,683)	(1.0)
SoftBank Group Corp.	(200)	(15,282)	(0.8)
Sohgo Security Services Co. Ltd.	(300)	(14,812)	(0.8)
Sojitz Corp.	(6,500)	(21,396)	(1.1)
Sony Financial Holdings, Inc.	(800)	(14,595)	(0.8)
Sosei Group Corp.	(1,636)	(112,723)	(5.8)
Start Today Co. Ltd.	(800)	(23,099)	(1.2)
SUMCO Corp.	(1,500)	(36,637)	(1.9)
Sumitomo Electric Industries Ltd.	(500)	(7,655)	(0.4)
Sumitomo Forestry Co. Ltd.	(200)	(3,314)	(0.2)
Sumitomo Metal Mining Co. Ltd.	(2,000)	(85,321)	(4.4)
Sumitomo Mitsui Financial Group, Inc.	(200)	(8,336)	(0.4)
Sumitomo Mitsui Trust Holdings, Inc.	(200)	(8,481)	(0.4)
Suntory Beverage & Food Ltd.	(1,000)	(49,210)	(2.5)
Sysmex Corp.	(700)	(61,836)	(3.2)
Taiyo Nippon Sanso Corp.	(600)	(8,895)	(0.5)
Takara Holdings, Inc.	(900)	(10,857)	(0.6)
Takashimaya Co. Ltd.	(1,000)	(8,587)	(0.4)
Terumo Corp.	(400)	(22,632)	(1.2)
Tokai Carbon Co. Ltd.	(1,500)	(18,772)	(1.0)
Tokai Rika Co. Ltd.	(3,100)	(61,929)	(3.2)
Tokyo Broadcasting System Holdings, Inc.	(2,800)	(62,238)	(3.2)
Tokyu Corp.	(100)	(1,679)	(0.1)
Toshiba Corp.	(12,000)	(32,161)	(1.7)
Toyo Seikan Group Holdings Ltd.	(2,400)	(37,760)	(1.9)
Toyoda Gosei Co. Ltd.	(500)	(12,624)	(0.7)
Tsumura & Co.	(200)	(7,255)	(0.4)
Tsuruha Holdings, Inc.	(300)	(43,062)	(2.2)
TV Asahi Holdings Corp.	(800)	(18,761)	(1.0)
Universal Entertainment Corp.	(4,314)	(204,926)	(10.6)
USS Co. Ltd.	(700)	(14,700)	(0.8)
Yakult Honsha Co. Ltd.	(300)	(21,372)	(1.1)
Yamaha Motor Co. Ltd.	(400)	(12,790)	(0.7)
Yamato Holdings Co. Ltd.	(1,500)	(38,565)	(2.0)
Yaskawa Electric Corp.	(400)	(16,239)	(0.8)
Zenkoku Hosho Co. Ltd.	(100)	(4,127)	(0.2)

		(4,312,154)
Jersey
Randgold Resources Ltd.	(524)	(42,488)	(2.2)

Jordan
Hikma Pharmaceuticals plc	(3,184)	(56,142)	(2.9)

Luxembourg
Tenaris SA	(120)	(2,249)	(0.1)

Netherlands
Akzo Nobel NV	(403)	(36,495)	(1.9)
Altice NV, Class A	(8,983)	(85,977)	(4.4)
ASML Holding NV	(210)	(39,981)	(2.1)
Boskalis Westminster	(478)	(14,160)	(0.7)
Cimpress NV	(29)	(4,170)	(0.2)
Gemalto NV	(295)	(17,769)	(0.9)
Heineken NV	(39)	(4,106)	(0.2)
IMCD NV	(622)	(38,274)	(2.0)
InterXion Holding NV	(2,120)	(137,842)	(7.1)
Koninklijke KPN NV	(6,257)	(19,473)	(1.0)
Koninklijke Vopak NV	(585)	(28,849)	(1.5)

70

Consolidated Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value
Netherlands (continued)
OCI NV	(3,363)	$(79,809)	(4.1	) %
Royal Dutch Shell plc, Class B	(529)	(18,885)	(1.0)
SBM Offshore NV	(485)	(8,138)	(0.4)
TomTom NV	(837)	(8,259)	(0.4)

		(542,187)
Norway
Aker BP ASA	(979)	(32,111)	(1.7)
Gjensidige Forsikring ASA	(821)	(12,995)	(0.7)
Yara International ASA	(158)	(6,664)	(0.3)

		(51,770)
Portugal
Banco Comercial Portugues SA, Class R	(45,825)	(15,340)	(0.8)
Galp Energia SGPS SA	(1,186)	(22,763)	(1.2)
NOS SGPS SA	(1,417)	(8,423)	(0.4)

		(46,526)
Singapore
CapitaLand Ltd.	(9,500)	(26,789)	(1.4)
DBS Group Holdings Ltd.	(400)	(9,229)	(0.5)
Sembcorp Industries Ltd.	(4,500)	(10,365)	(0.5)
Singapore Post Ltd.	(88,400)	(89,011)	(4.6)
Singapore Telecommunications Ltd.	(50,700)	(134,106)	(6.9)
Wilmar International Ltd.	(7,900)	(19,327)	(1.0)

		(288,827)
South Africa
Investec plc	(3,185)	(25,196)	(1.3)
Mediclinic International plc	(1,657)	(15,247)	(0.8)

		(40,443)
South Korea
BGF retail Co. Ltd.	(35)	(6,259)	(0.3)
Celltrion Healthcare Co. Ltd.	(88)	(7,314)	(0.4)
CJ Logistics Corp.	(710)	(103,516)	(5.3)
GS Retail Co. Ltd.	(344)	(11,950)	(0.6)
Hanmi Pharm Co. Ltd.	(96)	(41,559)	(2.1)
Hanmi Science Co. Ltd.	(76)	(5,500)	(0.3)
Hanssem Co. Ltd.	(53)	(5,766)	(0.3)
Hyundai Heavy Industries Holdings Co. Ltd.	(26)	(10,216)	(0.5)
KCC Corp.	(51)	(18,616)	(1.0)
Korea Aerospace Industries Ltd.	(252)	(10,127)	(0.5)
Lotte Corp.	(39)	(2,370)	(0.1)
Lotte Shopping Co. Ltd.	(17)	(4,053)	(0.2)
Mirae Asset Daewoo Co. Ltd.	(6,800)	(61,569)	(3.2)
Netmarble Corp.	(492)	(67,403)	(3.5)
Orion Corp.	(187)	(21,708)	(1.1)
Samsung Heavy Industries Co. Ltd.	(5,974)	(40,837)	(2.1)
SillaJen, Inc.	(265)	(20,670)	(1.1)

		(439,433)
Spain
Acerinox SA	(706)	(9,915)	(0.5)
Banco de Sabadell SA	(20,745)	(40,596)	(2.1)
Banco Santander SA	(3,563)	(23,020)	(1.2)
Bankia SA	(10,800)	(47,386)	(2.4)
Bolsas y Mercados Espanoles SHMSF SA	(339)	(11,881)	(0.6)
CaixaBank SA	(1,862)	(9,055)	(0.5)
Cellnex Telecom SA	(358)	(9,601)	(0.5)
CIE Automotive SA	(674)	(25,195)	(1.3)
Ferrovial SA	(3,268)	(69,802)	(3.6)
Industria de Diseno Textil SA	(717)	(22,226)	(1.1)
Melia Hotels International SA	(953)	(14,170)	(0.7)
Prosegur Cia de Seguridad SA	(2,166)	(16,373)	(0.8)
Siemens Gamesa Renewable Energy SA	(4,919)	(84,236)	(4.3)
Zardoya Otis SA	(6,191)	(63,189)	(3.3)

		(446,645)

	Shares	Value	% of Basket Value
Sweden
AAK AB	(949)	$(83,749)	(4.3	) %
Assa Abloy AB, Class B	(3,851)	(80,705)	(4.2)
BillerudKorsnas AB	(626)	(9,198)	(0.5)
Essity AB, Class B	(360)	(9,131)	(0.5)
Getinge AB, Class B	(723)	(6,736)	(0.3)
Hennes & Mauritz AB, Class B	(2,544)	(43,717)	(2.3)
Hexagon AB, Class B	(496)	(28,639)	(1.5)
Husqvarna AB, Class B	(1,488)	(14,311)	(0.7)
ICA Gruppen AB	(1,773)	(55,052)	(2.8)
Indutrade AB	(310)	(7,311)	(0.4)
Intrum Justitia AB	(98)	(2,601)	(0.1)
Investor AB, Class B	(179)	(7,793)	(0.4)
Kinnevik AB, Class B	(138)	(4,973)	(0.3)
Modern Times Group MTG AB, Class B	(358)	(14,070)	(0.7)
Nibe Industrier AB, Class B	(370)	(3,770)	(0.2)
Skanska AB, Class B	(3,075)	(59,887)	(3.1)
Swedbank AB, Class A	(44)	(956)	(0.0)
Telefonaktiebolaget LM Ericsson, Class B	(1,195)	(9,110)	(0.5)
Trelleborg AB, Class B	(798)	(18,648)	(1.0)

		(460,357)
Switzerland
Aryzta AG	(1,957)	(41,246)	(2.1)
Barry Callebaut AG (Registered)	(3)	(5,386)	(0.3)
Cie Financiere Richemont SA (Registered)	(225)	(21,388)	(1.1)
Credit Suisse Group AG (Registered)	(3,683)	(62,118)	(3.2)
EFG International AG	(4,787)	(38,885)	(2.0)
EMS-Chemie Holding AG (Registered)	(18)	(11,118)	(0.6)
Flughafen Zurich AG (Registered)	(186)	(38,842)	(2.0)
Geberit AG (Registered)	(115)	(49,074)	(2.5)
Givaudan SA (Registered)	(12)	(26,713)	(1.4)
Glencore plc	(8,243)	(39,707)	(2.0)
OC Oerlikon Corp. AG (Registered)	(1,227)	(19,809)	(1.0)
Panalpina Welttransport Holding AG (Registered)	(170)	(21,517)	(1.1)
Pargesa Holding SA	(18)	(1,685)	(0.1)
Sulzer AG (Registered)	(37)	(4,257)	(0.2)
VAT Group AG	(44)	(6,489)	(0.3)
Vifor Pharma AG	(742)	(117,096)	(6.0)

		(505,330)
Taiwan
Asia Cement Corp.	(60,000)	(64,031)	(3.3)
Eclat Textile Co. Ltd.	(5,014)	(60,491)	(3.1)
Globalwafers Co. Ltd.	(650)	(10,486)	(0.5)
Hotai Motor Co. Ltd.	(3,526)	(34,561)	(1.8)
Inventec Corp.	(204,000)	(154,559)	(8.0)
Largan Precision Co. Ltd.	(1,612)	(187,489)	(9.7)
Nanya Technology Corp.	(1,000)	(3,113)	(0.2)
Quanta Computer, Inc.	(104,000)	(189,085)	(9.7)
Taiwan Cement Corp.	(33,000)	(45,349)	(2.3)
Taiwan High Speed Rail Corp.	(34,000)	(26,115)	(1.3)

		(775,279)
United Arab Emirates
NMC Health plc	(230)	(11,239)	(0.6)

United Kingdom
Admiral Group plc	(407)	(11,138)	(0.6)
Aggreko plc	(891)	(8,961)	(0.5)
ASOS plc	(237)	(18,983)	(1.0)
B&M European Value Retail SA	(187)	(1,042)	(0.1)
Babcock International Group plc	(4,383)	(44,241)	(2.3)
BBA Aviation plc	(7,176)	(31,452)	(1.6)
boohoo.com plc	(4,741)	(11,951)	(0.6)
British American Tobacco plc	(163)	(8,940)	(0.5)
BTG plc	(3,264)	(30,600)	(1.6)

71

Consolidated Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value
United Kingdom (continued)
Bunzl plc	(695)	$(20,153)	(1.0	) %
Cairn Energy plc	(12,008)	(37,374)	(1.9)
Capital & Counties Properties plc	(5,004)	(19,805)	(1.0)
CNH Industrial NV	(1,934)	(23,797)	(1.2)
Cobham plc	(28,047)	(44,297)	(2.3)
Coca-Cola European Partners plc	(97)	(3,802)	(0.2)
Croda International plc	(91)	(5,567)	(0.3)
Daily Mail & General Trust plc, Class A	(1,877)	(17,436)	(0.9)
Derwent London plc	(694)	(30,439)	(1.6)
Diageo plc	(410)	(14,627)	(0.8)
Domino’s Pizza Group plc	(1,266)	(6,310)	(0.3)
Drax Group plc	(12,256)	(53,071)	(2.7)
DS Smith plc	(2,811)	(20,137)	(1.0)
easyJet plc	(2,258)	(49,223)	(2.5)
Fevertree Drinks plc	(24)	(933)	(0.0)
G4S plc	(8,639)	(30,692)	(1.6)
Great Portland Estates plc	(7,770)	(49,414)	(2.5)
Greene King plc	(1,116)	(8,404)	(0.4)
GVC Holdings plc	(1,992)	(24,383)	(1.3)
Halma plc	(1,378)	(23,121)	(1.2)
Hargreaves Lansdown plc	(1,182)	(28,979)	(1.5)
Hays plc	(3,442)	(8,482)	(0.4)
HSBC Holdings plc	(2,038)	(20,290)	(1.0)
Informa plc	(4,788)	(48,612)	(2.5)
Inmarsat plc	(4,609)	(23,811)	(1.2)
Intertek Group plc	(237)	(15,937)	(0.8)
John Wood Group plc	(213)	(1,660)	(0.1)
Johnson Matthey plc	(228)	(10,304)	(0.5)
Just Eat plc	(4,510)	(48,013)	(2.5)
London Stock Exchange Group plc	(223)	(13,177)	(0.7)
Meggitt plc	(1,085)	(7,029)	(0.4)
Melrose Industries plc	(29,841)	(93,571)	(4.8)
Merlin Entertainments plc	(725)	(3,668)	(0.2)
Metro Bank plc	(1,319)	(59,876)	(3.1)
National Grid plc	(1,486)	(17,193)	(0.9)
NEX Group plc	(1,053)	(14,289)	(0.7)
Ocado Group plc	(9,586)	(70,857)	(3.7)
Old Mutual plc	(673)	(2,319)	(0.1)
Pennon Group plc	(4,152)	(39,449)	(2.0)
Phoenix Group Holdings	(9,006)	(97,284)	(5.0)
Playtech plc	(719)	(8,020)	(0.4)
Reckitt Benckiser Group plc	(373)	(29,261)	(1.5)
Rentokil Initial plc	(10,175)	(42,928)	(2.2)
Rolls-Royce Holdings plc	(236)	(2,726)	(0.1)
Rolls-Royce plc	(16,756)	(23)	(0.0)
Royal Bank of Scotland Group plc	(2,694)	(9,976)	(0.5)
RPC Group plc	(379)	(4,112)	(0.2)
Saga plc	(6,565)	(12,241)	(0.6)
Severn Trent plc	(115)	(3,062)	(0.2)
Shaftesbury plc	(1,338)	(18,617)	(1.0)
Sophos Group plc	(2,548)	(17,398)	(0.9)
St James’s Place plc	(129)	(2,009)	(0.1)
Standard Life Aberdeen plc	(2,779)	(13,902)	(0.7)
UBM plc	(1,050)	(13,979)	(0.7)
Unilever NV	(262)	(15,020)	(0.8)
Virgin Money Holdings UK plc	(2,206)	(8,437)	(0.4)
Weir Group plc (The)	(1,547)	(45,268)	(2.3)
Whitbread plc	(249)	(14,650)	(0.8)
Workspace Group plc	(462)	(7,056)	(0.4)

		(1,543,778)

	Shares	Value	% of Basket Value
United States
Abbott Laboratories	(194)	$(11,277)	(0.6	) %
Acadia Healthcare Co., Inc.	(510)	(18,146)	(0.9)
ACADIA Pharmaceuticals, Inc.	(305)	(4,822)	(0.2)
Acadia Realty Trust	(219)	(5,168)	(0.3)
Adient plc	(542)	(33,219)	(1.7)
Advanced Micro Devices, Inc.	(1,574)	(17,125)	(0.9)
AECOM	(219)	(7,542)	(0.4)
Albemarle Corp.	(24)	(2,327)	(0.1)
Alexandria Real Estate Equities, Inc.	(55)	(6,851)	(0.4)
Alexion Pharmaceuticals, Inc.	(80)	(9,410)	(0.5)
Alkermes plc	(640)	(28,333)	(1.5)
Alleghany Corp.	(33)	(18,964)	(1.0)
Allegheny Technologies, Inc.	(2,729)	(72,510)	(3.7)
Alliance Data Systems Corp.	(39)	(7,919)	(0.4)
Altria Group, Inc.	(376)	(21,097)	(1.1)
Amazon.com, Inc.	(19)	(29,756)	(1.5)
Ambarella, Inc.	(172)	(8,013)	(0.4)
AMERCO	(12)	(4,050)	(0.2)
American Campus Communities, Inc.	(525)	(20,533)	(1.1)
American International Group, Inc.	(226)	(12,656)	(0.7)
American Water Works Co., Inc.	(111)	(9,610)	(0.5)
Amphenol Corp., Class A	(808)	(67,638)	(3.5)
AmTrust Financial Services, Inc.	(647)	(8,340)	(0.4)
Analog Devices, Inc.	(205)	(17,907)	(0.9)
Anixter International, Inc.	(55)	(3,239)	(0.2)
Apple, Inc.	(246)	(40,654)	(2.1)
Aqua America, Inc.	(585)	(20,563)	(1.1)
Aramark	(130)	(4,861)	(0.3)
Archer-Daniels-Midland Co.	(593)	(26,910)	(1.4)
Arconic, Inc.	(672)	(11,968)	(0.6)
Autodesk, Inc.	(45)	(5,665)	(0.3)
Avnet, Inc.	(238)	(9,337)	(0.5)
Axalta Coating Systems Ltd.	(188)	(5,809)	(0.3)
Balchem Corp.	(31)	(2,735)	(0.1)
BancorpSouth Bank	(158)	(5,222)	(0.3)
Bank of the Ozarks, Inc.	(257)	(12,028)	(0.6)
Becton Dickinson and Co.	(31)	(7,188)	(0.4)
Belden, Inc.	(129)	(7,946)	(0.4)
Berkshire Hathaway, Inc., Class B	(95)	(18,404)	(0.9)
Black Hills Corp.	(142)	(8,049)	(0.4)
Blackhawk Network Holdings, Inc.	(39)	(1,751)	(0.1)
Blackstone Mortgage Trust, Inc., Class A	(139)	(4,288)	(0.2)
Bluebird Bio, Inc.	(40)	(6,806)	(0.4)
Boston Scientific Corp.	(1,051)	(30,185)	(1.6)
Boyd Gaming Corp.	(221)	(7,339)	(0.4)
Bright Horizons Family Solutions, Inc.	(63)	(5,977)	(0.3)
Broadcom, Inc.	(44)	(10,094)	(0.5)
Caesars Entertainment Corp.	(1,961)	(22,257)	(1.1)
Callon Petroleum Co.	(5,005)	(69,620)	(3.6)
Cal-Maine Foods, Inc.	(497)	(24,204)	(1.2)
Capital One Financial Corp.	(162)	(14,680)	(0.8)
Cardinal Health, Inc.	(114)	(7,315)	(0.4)
Carlisle Cos., Inc.	(72)	(7,757)	(0.4)
Casey’s General Stores, Inc.	(86)	(8,308)	(0.4)
Cboe Global Markets, Inc.	(57)	(6,086)	(0.3)
CenturyLink, Inc.	(692)	(12,857)	(0.7)
CF Industries Holdings, Inc.	(263)	(10,204)	(0.5)
Chemical Financial Corp.	(480)	(26,347)	(1.4)
Chesapeake Energy Corp.	(1,319)	(3,917)	(0.2)
Ciena Corp.	(467)	(12,025)	(0.6)
Cincinnati Financial Corp.	(559)	(39,320)	(2.0)

72

Consolidated Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value
United States (continued)
Cinemark Holdings, Inc.	(30)	$(1,175)	(0.1	) %
Citigroup, Inc.	(360)	(24,577)	(1.3)
Clean Harbors, Inc.	(196)	(8,977)	(0.5)
Cleveland-Cliffs, Inc.	(1,252)	(9,290)	(0.5)
Clovis Oncology, Inc.	(194)	(8,416)	(0.4)
CME Group, Inc.	(38)	(5,992)	(0.3)
CNX Resources Corp.	(280)	(4,161)	(0.2)
Cognex Corp.	(138)	(6,382)	(0.3)
Colfax Corp.	(669)	(20,746)	(1.1)
Commercial Metals Co.	(782)	(16,430)	(0.8)
Compass Minerals International, Inc.	(26)	(1,750)	(0.1)
Constellation Brands, Inc., Class A	(95)	(22,147)	(1.1)
Continental Resources, Inc.	(397)	(26,226)	(1.4)
CoreCivic, Inc.	(191)	(3,851)	(0.2)
Cornerstone OnDemand, Inc.	(163)	(7,193)	(0.4)
Corning, Inc.	(510)	(13,780)	(0.7)
Cotiviti Holdings, Inc.	(204)	(7,046)	(0.4)
Coty, Inc., Class A	(675)	(11,711)	(0.6)
Cousins Properties, Inc.	(1,394)	(12,393)	(0.6)
Covanta Holding Corp.	(744)	(11,086)	(0.6)
Cree, Inc.	(510)	(19,033)	(1.0)
Crown Castle International Corp.	(54)	(5,447)	(0.3)
CSX Corp.	(206)	(12,234)	(0.6)
Cypress Semiconductor Corp.	(438)	(6,386)	(0.3)
CyrusOne, Inc.	(473)	(25,348)	(1.3)
Danaher Corp.	(227)	(22,773)	(1.2)
Darling Ingredients, Inc.	(756)	(12,958)	(0.7)
DDR Corp.	(121)	(877)	(0.0)
DENTSPLY SIRONA, Inc.	(445)	(22,401)	(1.2)
DexCom, Inc.	(206)	(15,075)	(0.8)
DISH Network Corp., Class A	(304)	(10,199)	(0.5)
Dorman Products, Inc.	(180)	(11,567)	(0.6)
DR Horton, Inc.	(297)	(13,110)	(0.7)
Duke Energy Corp.	(87)	(6,974)	(0.4)
Dunkin’ Brands Group, Inc.	(91)	(5,547)	(0.3)
Dycom Industries, Inc.	(99)	(10,282)	(0.5)
Ellie Mae, Inc.	(330)	(31,967)	(1.6)
Emerson Electric Co.	(137)	(9,098)	(0.5)
Ensco plc, Class A	(387)	(2,187)	(0.1)
Envision Healthcare Corp.	(646)	(24,012)	(1.2)
EPAM Systems, Inc.	(125)	(14,294)	(0.7)
Equifax, Inc.	(173)	(19,385)	(1.0)
Eversource Energy	(177)	(10,664)	(0.5)
Exact Sciences Corp.	(72)	(3,601)	(0.2)
Expedia Group, Inc.	(114)	(13,126)	(0.7)
Extended Stay America, Inc.	(289)	(5,659)	(0.3)
Facebook, Inc., Class A	(124)	(21,328)	(1.1)
Financial Engines, Inc.	(394)	(17,592)	(0.9)
Finisar Corp.	(586)	(9,130)	(0.5)
First Hawaiian, Inc.	(437)	(12,039)	(0.6)
First Republic Bank	(23)	(2,136)	(0.1)
First Solar, Inc.	(215)	(15,246)	(0.8)
FleetCor Technologies, Inc.	(99)	(20,521)	(1.1)
FLIR Systems, Inc.	(206)	(11,031)	(0.6)
Flowserve Corp.	(707)	(31,398)	(1.6)
Fluor Corp.	(148)	(8,725)	(0.4)
FNB Corp.	(1,776)	(23,088)	(1.2)
Forest City Realty Trust, Inc., Class A	(60)	(1,204)	(0.1)
Gartner, Inc.	(137)	(16,617)	(0.9)
General Electric Co.	(1,103)	(15,519)	(0.8)
Genesee & Wyoming, Inc., Class A	(769)	(54,753)	(2.8)
Genuine Parts Co.	(141)	(12,453)	(0.6)

	Shares	Value	% of Basket Value
United States (continued)
Global Payments, Inc.	(98)	$(11,079)	(0.6	) %
Goldman Sachs Group, Inc. (The)	(27)	(6,435)	(0.3)
Hain Celestial Group, Inc. (The)	(635)	(18,498)	(1.0)
Hancock Holding Co.	(10)	(488)	(0.0)
HCP, Inc.	(123)	(2,873)	(0.1)
Healthcare Trust of America, Inc., Class A	(294)	(7,347)	(0.4)
HealthEquity, Inc.	(355)	(23,313)	(1.2)
HEICO Corp.	(8)	(703)	(0.0)
HEICO Corp., Class A	(80)	(5,772)	(0.3)
Henry Schein, Inc.	(114)	(8,664)	(0.4)
Hess Corp.	(300)	(17,097)	(0.9)
Hilltop Holdings, Inc.	(713)	(15,985)	(0.8)
Hologic, Inc.	(626)	(24,283)	(1.3)
Home BancShares, Inc.	(1,097)	(25,494)	(1.3)
Honeywell International, Inc.	(111)	(16,059)	(0.8)
Hope Bancorp, Inc.	(73)	(1,262)	(0.1)
Hormel Foods Corp.	(847)	(30,704)	(1.6)
Howard Hughes Corp. (The)	(18)	(2,435)	(0.1)
Hudson Pacific Properties, Inc.	(178)	(5,851)	(0.3)
Huntington Bancshares, Inc.	(295)	(4,398)	(0.2)
IBERIABANK Corp.	(327)	(24,509)	(1.3)
ICU Medical, Inc.	(24)	(6,041)	(0.3)
Illumina, Inc.	(86)	(20,720)	(1.1)
Incyte Corp.	(71)	(4,398)	(0.2)
Integrated Device Technology, Inc.	(92)	(2,560)	(0.1)
Intercept Pharmaceuticals, Inc.	(577)	(39,242)	(2.0)
Intercontinental Exchange, Inc.	(53)	(3,840)	(0.2)
International Bancshares Corp.	(29)	(1,154)	(0.1)
International Business Machines Corp.	(135)	(19,570)	(1.0)
International Paper Co.	(787)	(40,578)	(2.1)
IPG Photonics Corp.	(81)	(17,255)	(0.9)
Iron Mountain, Inc.	(216)	(7,331)	(0.4)
Itron, Inc.	(159)	(10,399)	(0.5)
Jacobs Engineering Group, Inc.	(197)	(11,444)	(0.6)
Jagged Peak Energy, Inc.	(101)	(1,447)	(0.1)
JELD-WEN Holding, Inc.	(830)	(23,331)	(1.2)
Kennedy-Wilson Holdings, Inc.	(401)	(7,599)	(0.4)
Keysight Technologies, Inc.	(87)	(4,496)	(0.2)
Kimco Realty Corp.	(216)	(3,134)	(0.2)
Kinder Morgan, Inc.	(1,379)	(21,816)	(1.1)
Kirby Corp.	(277)	(23,628)	(1.2)
Kraft Heinz Co. (The)	(497)	(28,021)	(1.4)
La Quinta Holdings, Inc.	(237)	(4,631)	(0.2)
Laredo Petroleum, Inc.	(409)	(4,499)	(0.2)
LaSalle Hotel Properties	(136)	(4,022)	(0.2)
LCI Industries	(58)	(5,527)	(0.3)
Leidos Holdings, Inc.	(465)	(29,867)	(1.5)
LendingTree, Inc.	(27)	(6,437)	(0.3)
Lennar Corp., Class B	(1)	(43)	(0.0)
Liberty Media Corp-Liberty Formula One, Class C	(95)	(2,804)	(0.1)
Lions Gate Entertainment Corp., Class B	(168)	(3,867)	(0.2)
Live Nation Entertainment, Inc.	(38)	(1,500)	(0.1)
LKQ Corp.	(640)	(19,853)	(1.0)
Loews Corp.	(724)	(37,981)	(2.0)
LogMeIn, Inc.	(33)	(3,637)	(0.2)
M&T Bank Corp.	(29)	(5,286)	(0.3)
Macerich Co. (The)	(155)	(8,931)	(0.5)
Madison Square Garden Co. (The), Class A	(51)	(12,394)	(0.6)
Markel Corp.	(32)	(36,161)	(1.9)
MarketAxess Holdings, Inc.	(38)	(7,548)	(0.4)
Marsh & McLennan Cos., Inc.	(65)	(5,297)	(0.3)
MasTec, Inc.	(620)	(27,280)	(1.4)

73

Consolidated Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value
United States (continued)
Matador Resources Co.	(1,096)	$(35,883)	(1.8	) %
Mattel, Inc.	(944)	(13,971)	(0.7)
MB Financial, Inc.	(305)	(12,999)	(0.7)
McCormick & Co., Inc. (Non-Voting)	(76)	(8,011)	(0.4)
MDU Resources Group, Inc.	(298)	(8,395)	(0.4)
Medicines Co. (The)	(1,246)	(37,492)	(1.9)
MEDNAX, Inc.	(534)	(24,516)	(1.3)
MetLife, Inc.	(393)	(18,734)	(1.0)
MGM Resorts International	(142)	(4,462)	(0.2)
Microchip Technology, Inc.	(81)	(6,776)	(0.3)
Mid-America Apartment Communities, Inc.	(165)	(15,091)	(0.8)
Middleby Corp. (The)	(276)	(34,732)	(1.8)
Minerals Technologies, Inc.	(172)	(11,877)	(0.6)
Mohawk Industries, Inc.	(32)	(6,716)	(0.3)
Mondelez International, Inc., Class A	(476)	(18,802)	(1.0)
Monster Beverage Corp.	(423)	(23,265)	(1.2)
Mosaic Co. (The)	(781)	(21,048)	(1.1)
MRC Global, Inc.	(874)	(16,370)	(0.8)
Mueller Industries, Inc.	(293)	(7,964)	(0.4)
Nabors Industries Ltd.	(663)	(5,045)	(0.3)
National General Holdings Corp.	(324)	(8,349)	(0.4)
National Instruments Corp.	(104)	(4,253)	(0.2)
Nektar Therapeutics	(418)	(34,970)	(1.8)
Netflix, Inc.	(24)	(7,499)	(0.4)
New Residential Investment Corp.	(614)	(10,733)	(0.6)
New York Community Bancorp, Inc.	(283)	(3,362)	(0.2)
Newell Brands, Inc.	(1,157)	(31,968)	(1.6)
NextEra Energy, Inc.	(81)	(13,277)	(0.7)
Nielsen Holdings plc	(300)	(9,435)	(0.5)
NIKE, Inc., Class B	(219)	(14,977)	(0.8)
Noble Energy, Inc.	(890)	(30,109)	(1.6)
Nordson Corp.	(67)	(8,616)	(0.4)
Nucor Corp.	(333)	(20,519)	(1.1)
Nutanix, Inc., Class A	(238)	(12,040)	(0.6)
NuVasive, Inc.	(647)	(34,427)	(1.8)
Oasis Petroleum, Inc.	(403)	(4,445)	(0.2)
Oceaneering International, Inc.	(401)	(8,517)	(0.4)
Old National Bancorp	(425)	(7,310)	(0.4)
Olin Corp.	(436)	(13,163)	(0.7)
Omega Healthcare Investors, Inc.	(211)	(5,482)	(0.3)
ONEOK, Inc.	(737)	(44,382)	(2.3)
OPKO Health, Inc.	(22,113)	(67,224)	(3.5)
PacWest Bancorp	(201)	(10,299)	(0.5)
Palo Alto Networks, Inc.	(37)	(7,123)	(0.4)
Parsley Energy, Inc., Class A	(2,116)	(63,543)	(3.3)
Patterson Cos., Inc.	(67)	(1,560)	(0.1)
Patterson-UTI Energy, Inc.	(3,023)	(64,753)	(3.3)
PayPal Holdings, Inc.	(589)	(43,945)	(2.3)
Pebblebrook Hotel Trust	(21)	(735)	(0.0)
Penske Automotive Group, Inc.	(303)	(13,665)	(0.7)
Penumbra, Inc.	(326)	(40,538)	(2.1)
PG&E Corp.	(175)	(8,067)	(0.4)
Pioneer Natural Resources Co.	(62)	(12,496)	(0.6)
Platform Specialty Products Corp.	(1,483)	(14,934)	(0.8)
Portola Pharmaceuticals, Inc.	(494)	(17,848)	(0.9)
Post Holdings, Inc.	(31)	(2,467)	(0.1)
PPL Corp.	(113)	(3,288)	(0.2)
Prestige Brands Holdings, Inc.	(453)	(13,336)	(0.7)
PriceSmart, Inc.	(30)	(2,628)	(0.1)
ProAssurance Corp.	(78)	(3,689)	(0.2)
Proofpoint, Inc.	(155)	(18,281)	(0.9)
Prosperity Bancshares, Inc.	(319)	(22,895)	(1.2)

	Shares	Value	% of Basket Value
United States (continued)
Public Storage	(62)	$(12,510)	(0.6	) %
Puma Biotechnology, Inc.	(264)	(16,830)	(0.9)
QIAGEN NV	(223)	(7,295)	(0.4)
QUALCOMM, Inc.	(215)	(10,967)	(0.6)
Qurate Retail Group, Inc. QVC Group	(389)	(9,106)	(0.5)
Range Resources Corp.	(252)	(3,490)	(0.2)
RealPage, Inc.	(526)	(28,141)	(1.4)
Realty Income Corp.	(262)	(13,234)	(0.7)
Regency Centers Corp.	(44)	(2,589)	(0.1)
Republic Services, Inc.	(448)	(28,977)	(1.5)
Rexnord Corp.	(492)	(13,535)	(0.7)
RingCentral, Inc., Class A	(239)	(16,025)	(0.8)
RLJ Lodging Trust	(902)	(18,735)	(1.0)
Roper Technologies, Inc.	(126)	(33,288)	(1.7)
Sabra Health Care REIT, Inc.	(745)	(13,641)	(0.7)
Sabre Corp.	(507)	(10,464)	(0.5)
Sage Therapeutics, Inc.	(33)	(4,749)	(0.2)
Sanmina Corp.	(325)	(9,588)	(0.5)
SCANA Corp.	(92)	(3,383)	(0.2)
Schlumberger Ltd.	(195)	(13,369)	(0.7)
Scientific Games Corp., Class A	(60)	(3,198)	(0.2)
Seattle Genetics, Inc.	(41)	(2,099)	(0.1)
SemGroup Corp., Class A	(793)	(19,944)	(1.0)
Sempra Energy	(186)	(20,795)	(1.1)
Sensata Technologies Holding plc	(209)	(10,600)	(0.5)
ServiceMaster Global Holdings, Inc.	(530)	(26,818)	(1.4)
ServiceNow, Inc.	(210)	(34,889)	(1.8)
Sherwin-Williams Co. (The)	(60)	(22,060)	(1.1)
Signature Bank	(43)	(5,467)	(0.3)
Silicon Laboratories, Inc.	(79)	(7,339)	(0.4)
Sotheby’s	(81)	(4,277)	(0.2)
South Jersey Industries, Inc.	(271)	(8,374)	(0.4)
Spectrum Brands Holdings, Inc.	(216)	(15,574)	(0.8)
Spirit Airlines, Inc.	(564)	(20,146)	(1.0)
Spirit Realty Capital, Inc.	(1,143)	(9,201)	(0.5)
Sprint Corp.	(80)	(449)	(0.0)
SS&C Technologies Holdings, Inc.	(183)	(9,086)	(0.5)
Sterling Bancorp	(412)	(9,785)	(0.5)
Stifel Financial Corp.	(134)	(7,810)	(0.4)
STORE Capital Corp.	(292)	(7,367)	(0.4)
Stryker Corp.	(210)	(35,578)	(1.8)
Summit Materials, Inc., Class A	(1,572)	(44,236)	(2.3)
Symantec Corp.	(294)	(8,170)	(0.4)
SYNNEX Corp.	(88)	(8,815)	(0.5)
Tableau Software, Inc., Class A	(92)	(7,825)	(0.4)
Tanger Factory Outlet Centers, Inc.	(135)	(2,963)	(0.2)
Taubman Centers, Inc.	(294)	(16,458)	(0.8)
Teleflex, Inc.	(52)	(13,930)	(0.7)
Tesla, Inc.	(453)	(133,137)	(6.9)
TransDigm Group, Inc.	(58)	(18,593)	(1.0)
TreeHouse Foods, Inc.	(28)	(1,078)	(0.1)
Ulta Beauty, Inc.	(33)	(8,280)	(0.4)
Ultimate Software Group, Inc. (The)	(106)	(25,432)	(1.3)
Under Armour, Inc., Class A	(2,620)	(46,531)	(2.4)
Under Armour, Inc., Class C	(490)	(7,522)	(0.4)
Union Pacific Corp.	(138)	(18,441)	(1.0)
United Technologies Corp.	(57)	(6,849)	(0.4)
Uniti Group, Inc.	(121)	(2,180)	(0.1)
Universal Display Corp.	(74)	(6,516)	(0.3)
US Silica Holdings, Inc.	(647)	(19,481)	(1.0)
USG Corp.	(861)	(34,638)	(1.8)
Vail Resorts, Inc.	(106)	(24,307)	(1.3)

74

Consolidated Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value
United States (continued)
Veeva Systems, Inc., Class A	(114)	$(7,995)	(0.4	) %
Ventas, Inc.	(193)	(9,924)	(0.5)
VeriFone Systems, Inc.	(1,001)	(23,033)	(1.2)
Verisk Analytics, Inc.	(368)	(39,174)	(2.0)
ViaSat, Inc.	(46)	(2,943)	(0.2)
Viavi Solutions, Inc.	(2,776)	(26,233)	(1.4)
Vulcan Materials Co.	(684)	(76,396)	(3.9)
Waste Connections, Inc.	(1,664)	(120,307)	(6.2)
Wayfair, Inc., Class A	(186)	(11,588)	(0.6)
Webster Financial Corp.	(151)	(9,089)	(0.5)
Wells Fargo & Co.	(292)	(15,172)	(0.8)
WESCO International, Inc.	(125)	(7,444)	(0.4)
West Pharmaceutical Services, Inc.	(13)	(1,147)	(0.1)
WEX, Inc.	(118)	(19,107)	(1.0)
Weyerhaeuser Co.	(275)	(10,114)	(0.5)

	Shares	Value	% of Basket Value
United States (continued)
Whirlpool Corp.	(61)	$(9,452)	(0.5	) %
Whiting Petroleum Corp.	(244)	(9,960)	(0.5)
Woodward, Inc.	(89)	(6,403)	(0.3)
Workday, Inc., Class A	(52)	(6,492)	(0.3)
Worldpay, Inc.	(635)	(51,575)	(2.7)
WPX Energy, Inc.	(1,576)	(26,934)	(1.4)
Wright Medical Group NV	(791)	(15,512)	(0.8)
Xilinx, Inc.	(204)	(13,105)	(0.7)
XPO Logistics, Inc.	(226)	(21,958)	(1.1)
Yelp, Inc.	(87)	(3,902)	(0.2)
Zillow Group, Inc., Class C	(403)	(19,541)	(1.0)
Zimmer Biomet Holdings, Inc.	(6)	(691)	0.0
Zynga, Inc., Class A	(3,998)	(13,793)	(0.7)

		(5,252,693)

Total Reference Entity — Short		(19,179,582)

Net Value of Reference Entity — JP Morgan Chase Bank NA		$1,941,078

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

75

Consolidated Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock Total Factor Fund

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its Annual report. The following table summarizes the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments
Foreign Government Obligations(a)	$—	$19,917,902	$—	$19,917,902
U.S. Treasury Obligations	—	2,786,892	—	2,786,892
Short-Term Securities:
Money Market Funds	7,495,761	—	—	7,495,761
U.S. Treasury Obligations	—	51,223,277	—	51,223,277

Total Investments	$7,495,761	$73,928,071	$—	$81,423,832

Derivative Financial Instruments(b)
Assets:
Commodity contracts	$—	404,866	$—	404,866
Equity contracts	757,781	307,451	—	1,065,232
Foreign currency exchange contracts	—	575,889	—	575,889
Interest rate contracts	—	393,603	—	393,603
Liabilities:
Commodity contracts	—	(407,755)	—	(407,755)
Equity contracts	(362,174)	(300,451)	—	(662,625)
Foreign currency exchange contracts	—	(55,605)	—	(55,605)
Interest rate contracts	(34,792)	(258,831)	—	(293,623)

Total	$360,815	$659,167	$—	$1,019,982

(a)	See above Schedule of Investments for values in each country.
(b)	Derivative financial instruments are swaps, futures contracts, and forward foreign currency exchange contracts. Swaps, futures contracts, and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended April 30, 2018, there were no transfers between levels.

76

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date: June 18, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date: June 18, 2018

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Funds

Date: June 18, 2018